Jason L. Bradshaw

Senior Variable Compliance Consultant

North American Companies

for Life and Health Insurance

525 West Van Buren •  Chicago, Illinois 60607

Phone:  800.800.3656, Ext. 27878 •  Fax: 312.648.7778

E-Mail:  jbradshaw@sfgmembers.com

September 25, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

RE:       Midland National Life Separate Account A

File Number 333-148111 Variable Universal Life – Cash Value 2 (VUL-CV 2) & Variable Universal Life – Cash Value (VUL-CV)

Commissioners:

Enclosed for filing under the Securities Act of 1933 please find a copy of Post-Effective Amendment No. 10 to the above referenced registration statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan LLP at 202-383-0126 or Fred.Bellamy@sutherland.com.

Sincerely,

/s/ Jason L Bradshaw

Jason L. Bradshaw

Senior Variable Compliance Consultant

cc:        Frederick R. Bellamy

            Sutherland Asbill & Brennan LLP

As filed with the Securities and Exchange Commission on September 25, 2012

Registration File No. 333-148111
811-05271

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

_______________

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[	]
PRE-EFFECTIVE AMENDMENT NO. __ _	[	]
POST-EFFECTIVE AMENDMENT NO. _10_	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	[	]
AMENDMENT NO. ____159___	[ X ]
(Check appropriate box or boxes.)

Midland National Life Separate Account A
(Exact name of registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of depositor)
One Sammons Plaza
Sioux Falls, South Dakota 57193-9991
(Address of depositor’s principal executive offices)
Depositor’s Telephone Number, including Area Code: (605) 335-5700

Victoria E. Fimea Senior Vice President, General	Copy to:
Counsel & Secretary
Midland National Life Insurance Company	Frederick R. Bellamy, Esq.
One Sammons Plaza	Sutherland Asbill & Brennan LLP
Sioux Falls, South Dakota 57193-9991	1275 Pennsylvania Avenue, N.W.
(Name and address of agent for service)	Washington, DC 20004-2415

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):
o	immediately upon filing pursuant to paragraph (b)
x	on October 1, 2012 pursuant to paragraph (b)
o	60 days after filing pursuant to paragraph (a)(i)
o	on pursuant to paragraph (a)(i) of Rule 485
If appropriate check the following box:
o	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment

Title of Securities Being Registered:
Individual Flexible Premium Variable Life Insurance Policies
VUL – CV 2
VUL - CV

VARIABLE UNIVERSAL LIFE – CV 2

Flexible Premium Variable Universal Life Insurance Policy

Issued By:

Midland National Life Insurance Company

One Sammons Plaza  •   Sioux Falls, SD  57193

(605) 373-2207 (telephone) •  (800) 272-1642 (toll-free telephone)

(877) 841-6709 (toll-free facsimile for transaction requests)

(877) 208-6136 (toll-free facsimile for service requests)

through the Midland National Life Separate Account A

Variable Universal Life – CV 2 (the “policy”) is a life insurance policy issued by Midland National Life Insurance Company. The policy:

•         provides insurance coverage with flexibility in death benefits and premiums;

•         pays a death benefit if the Insured person dies while the policy is still inforce;

•         can provide substantial policy fund  build-up on a tax-deferred basis. However, there is no guaranteed policy fund for amounts You allocate to the investment divisions. You bear the risk of poor investment performance for those amounts.

•         lets You borrow against Your policy, withdraw part of the net cash surrender value, or completely surrender Your policy. There may be tax consequences to these transactions. Loans and withdrawals affect the policy fund, and may affect the death benefit.

You have a limited right to examine Your policy and return it to Us for a refund.  You may decide how much Your premiums will be and how often You wish to pay them, within limits. You may also increase or decrease the amount of insurance protection, within limits.

Depending on the amount of premiums paid, this may or may not be a Modified Endowment Contract (“MEC”). If it is a MEC, then loans and withdrawals may have more adverse tax consequences.

You may allocate Your policy fund to Our General Account and up to fifteen investment divisions.  Each division invests in a specified mutual fund portfolio.  The mutual fund portfolios are part of the following series funds  or trusts:

  AIM Variable Insurance Funds (Invesco Variable Insurance Funds),
  The Alger Portfolios,
  American Century Variable Portfolios, Inc.,
  Fidelity® Variable Insurance Products,
  Goldman Sachs Variable Insurance Trust,
  Lord Abbett Series Fund, Inc.,
  MFS® Variable Insurance Trusts,
  Neuberger Berman Advisers Management Trust,
  PIMCO Variable Insurance Trust,
  ProFunds Trust,
  Van Eck VIP Trust, and
  Vanguard® Variable Insurance Funds

You can choose among the fifty-eight investment divisions listed on the following page.

Your policy fund in the investment divisions will increase or decrease based on investment performance. You bear this risk.  You could lose the amount You invest and lose Your insurance coverage due to poor investment performance.  No one insures or guarantees the policy fund allocated to the investment divisions. Separate prospectuses describe the investment objectives, policies, and risks of the portfolios.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

October 1, 2012

SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

Alger Capital Appreciation Portfolio	Invesco V.I. Global Health Care Fund
Alger Large Cap Growth Portfolio	Invesco V.I. International Growth Fund
Alger Mid Cap Growth Portfolio	Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio[2]
American Century VP Capital Appreciation Fund	Lord Abbett Series Fund, Inc. Growth and Income Portfolio
American Century VP International Fund	Lord Abbett Series Fund, Inc. International Opportunities Portfolio
American Century VP Value Fund	Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio[3]
Fidelity VIP Asset ManagerSM Portfolio	MFS® VIT Growth Series
Fidelity VIP Asset Manager: Growth® Portfolio	MFS® VIT New Discovery Series
Fidelity VIP Balanced Portfolio	MFS® VIT Research Series
Fidelity VIP Contrafund® Portfolio	MFS® VIT Total Return Series
Fidelity VIP Equity-Income Portfolio	MFS® VIT Utilities Series
Fidelity VIP Freedom 2010 Portfolio	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio[4]
Fidelity VIP Freedom 2015 Portfolio	PIMCO VIT High Yield Portfolio
Fidelity VIP Freedom 2020 Portfolio	PIMCO VIT Real Return Portfolio
Fidelity VIP Freedom 2025 Portfolio	PIMCO VIT Total Return Portfolio
Fidelity VIP Freedom 2030 Portfolio	ProFund VP Japan
Fidelity VIP Freedom Income Portfolio	ProFund VP Oil & Gas
Fidelity VIP Growth & Income Portfolio	ProFund VP Small-Cap Value
Fidelity VIP Growth Opportunities Portfolio	ProFund VP Ultra Mid-Cap
Fidelity VIP Growth Portfolio	Van Eck VIP Global Hard Assets Fund
Fidelity VIP High Income Portfolio	Vanguard® VIF Balanced Portfolio
Fidelity VIP Index 500 Portfolio	Vanguard® VIF High Yield Bond Portfolio
Fidelity VIP Investment Grade Bond Portfolio	Vanguard® VIF International Portfolio
Fidelity VIP Mid Cap Portfolio	Vanguard® VIF Mid-Cap Index Portfolio
Fidelity VIP Money Market Portfolio	Vanguard® VIF REIT Index Portfolio
Fidelity VIP Overseas Portfolio	Vanguard® VIF Short-Term Investment-Grade Portfolio
Goldman Sachs VIT Large Cap Value Fund	Vanguard® VIF Small Company Growth Portfolio
Goldman Sachs VIT Structured Small Cap Equity Fund	Vanguard® VIF Total Bond Market Index Portfolio
Invesco V.I. Diversified Dividend Fund[1]	Vanguard® VIF Total Stock Market Index Portfolio

1Formerly Invesco V.I. Dividend Growth Fund

2Formerly Lord Abbett Series Fund, Inc. Capital Structure Portfolio

3Formerly Lord Abbett Series Fund, Inc. Mid Cap Value Portfolio

4Formerly Neuberger Berman AMT Regency Portfolio

This prospectus generally describes only the variable portion of the policy, except where the General Account is specifically mentioned.

Buying this policy might not be a good way of replacing Your existing insurance or adding more insurance if You already own a flexible premium variable life insurance policy.

You should read this prospectus and the current prospectuses for the funds carefully and keep them for future reference.

POLICY BENEFITS / RISKS SUMMARY

POLICY BENEFITS

Death Benefits

Flexible Premium Payments

Asset Allocation Program

No Lapse Guarantee Premium

Benefits of the Policy Fund

Tax Benefits

Policy Illustrations

Additional Benefits

Your Right To Examine This Policy

POLICY RISKS

Investment Risk

Surrender Charge Risk

Withdrawing Money

Risk of Lapse

Loan Risks

Tax Risks

Risk of Increases in Charges

Portfolio Risks

Fee Table

Summary OF VARIABLE UNIVERSAL LIFE – CV 2

DEATH BENEFIT OPTIONS

FLEXIBLE PREMIUM PAYMENTS

INVESTMENT CHOICES

YOUR POLICY FUND

Transfers

Policy Loans

Withdrawing Money

Surrendering Your Policy

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

Deductions From Your Policy Fund

Surrender Charge

ADDITIONAL INFORMATION ABOUT THE POLICIES

Your Policy Can Lapse

Correspondence, Inquiries, and Transactions

State Variations

Tax-Free “Section 1035” Exchanges

Detailed information about VUL – CV 2

INSURANCE FEATURES

How the Policies Differ From Whole Life Insurance

Application for Insurance

Death Benefit

Notice and Proof of Death

Payment of Death Benefits and Lump Sum Payments

Maturity Benefit

Changes In Variable Universal Life – CV 2

Changing The Face Amount of Insurance

Changing Your Death Benefit Option

When Policy Changes Go Into Effect

Flexible Premium Payments

Allocation of Premiums

Additional Benefits

SEPARATE ACCOUNT INVESTMENT CHOICES

Our Separate Account And Its Investment Divisions

The Funds

Investment Policies Of The Portfolios

Effects of Market Timing

Charges In The Funds

Asset Allocation Program

General

The Asset Allocation Models

The Current Models

Selecting an Asset Allocation Model

Periodic Updates of Asset Allocation Models and Notices of Updates

Other Information

USING YOUR POLICY FUND

The Policy Fund

Amounts In Our Separate Account

How We Determine The Accumulation Unit Value

Policy Fund Transactions and “Good Order”

Transfer Of Policy Fund

Transfer Limitations

Dollar Cost Averaging

Enhanced Dollar Cost Averaging (EDCA)

Portfolio Rebalancing

Automatic Distribution Option

Policy Loans

Withdrawing Money From Your Policy Fund

Surrendering Your Policy

THE GENERAL ACCOUNT

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

Charges Against The Separate Account

Monthly Deduction From Your Policy Fund

Transaction Charges

How Policy Fund Charges Are Allocated

Loan Charge

Surrender Charge

Portfolio Expenses

Tax Effects

INTRODUCTION

TAX STATUS OF THE POLICY

TAX TREATMENT OF POLICY BENEFITS

In General

Modified Endowment Contracts (“MEC”)

Distributions Other Than Death Benefits from Modified Endowment Contracts

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts

Investment in the Policy

Policy Loans and the Overloan Protection Benefit

Withholding

Life Insurance Purchases by Residents of Puerto Rico

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations

Multiple Policies

Continuation of Policy Beyond Age 121

Section 1035 Exchanges

Accelerated Benefit Rider—Terminal Illness

Accelerated Benefit Rider—Chronic Illness

Business Uses of Policy

Employer-Owned Life Insurance Policies

Non-Individual Owners and Business Beneficiaries of Policies

Split-Dollar Arrangements

Alternative Minimum Tax

Estate, Gift and Generation Skipping Transfer Tax Considerations

Medicare Tax on Investment Income

Foreign Tax Credits

Possible Tax Law Changes

Our Income Taxes

Additional Information About the Policies

YOUR RIGHT TO EXAMINE THIS POLICY

YOUR POLICY CAN LAPSE

YOU MAY REINSTATE YOUR POLICY

POLICY PERIODS AND ANNIVERSARIES

MATURITY DATE

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

CHANGING THE SEPARATE ACCOUNT

LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY

YOUR PAYMENT OPTIONS

Lump Sum Payments

Optional Payment Methods

YOUR BENEFICIARY

ASSIGNING YOUR POLICY

WHEN WE PAY PROCEEDS FROM THIS POLICY

CHANGE OF ADDRESS NOTIFICATION

YOUR VOTING RIGHTS AS AN OWNER

DISTRIBUTION OF THE POLICIES

LEGAL PROCEEDINGS

FINANCIAL STATEMENTS

Illustration

Definitions

POLICY BENEFITS / RISKS SUMMARY

In this prospectus “Midland National”, “We”, “Our”, “Us”, and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the policy. We refer to the person who is covered by the policy as the “Insured” or “Insured Person”, because the Insured person and the owner may not be the same.

There is a list of definitions at the end of this prospectus, explaining many words and phrases used here and in the actual insurance policy.  In this prospectus, these words and phrases are generally in bold face type.

This summary describes the policy’s important risks and benefits.  The detailed information appearing later in this prospectus further explains the following Policy Benefits/Risks Summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the policy in this prospectus assumes that the policy is inforce and that there is no outstanding policy loan.

POLICY BENEFITS

Death Benefits

Variable Universal Life – CV 2 is life insurance on the Insured person. If the policy is inforce, We will pay a death benefit when the Insured person dies. You can choose between two death benefit options:

•         Option 1: death benefit equals the face amount of the insurance policy. This is sometimes called a “level” death benefit.

•         Option 2: death benefit equals the face amount plus the policy fund. This is sometimes called a “variable” death benefit.

The death benefit may be even greater in some circumstances. See “Death Benefit” on page 20.

We deduct any policy debt and unpaid charges before paying any benefits. The beneficiary  can take the death benefit in a lump sum or under a variety of payment plans.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your policy, within certain limits.

Flexible Premium Payments

You may pay premiums whenever and in whatever amount You want, within certain limits. We require an initial premium at issue which is at least equal to one month’s no lapse guarantee premium. The no-lapse guarantee premium is based on the policy’s face amount and the Insured person’s age, sex and underwriting class. We are not required to accept any premium and We currently reject any premium of less than $50.00.  However under current Company practice, if paid by monthly bank draft, We will accept a premium as low as $30.00.  See “Flexible Premium Payments” on page 24.

Asset Allocation Program

We make an asset allocation service available at no additional charge for use within the policy.  The asset allocation program is designed to assist You in allocating Your net premium and policy fund among the investment choices available under the policy.  If You participate in the asset allocation program, then You must select one of the asset allocation model portfolios available under the policy; We will not make this decision.  See "Asset Allocation Program" on page 39.  There is no guarantee that a model portfolio in the asset allocation program will not lose money or experience volatility.

No Lapse Guarantee Premium

During the no lapse guarantee period, Your policy will remain inforce  as long as You meet the applicable no lapse guarantee premium requirements. See “Premium Provisions During The No Lapse Guarantee Period.”  on page 25.

Benefits of the Policy Fund

•         Withdrawing Money from Your Policy Fund.   You may make a partial withdrawal from Your policy fund. The current minimum withdrawal amount is $200.  The maximum partial withdrawal You can make is 50% of Your net cash surrender value (the policy fund minus any surrender charge and minus any policy debt) in the first policy year and 90% of Your net cash surrender value in subsequent policy years.  See “Withdrawing Money From Your Policy Fund” on page 51.  There may be tax consequences for making a partial withdrawal.  See “Tax Effects” on page 59.

•         Surrendering Your Policy.   You can surrender Your policy for cash and then We will pay You the net cash surrender value (the policy fund minus any surrender charge and minus any policy debt).  There may be tax consequences for surrendering Your policy.  See “Surrendering Your Policy” on page 52.  See “Tax Effects” on page 59.

•         Policy Loans.   You may borrow up to 92% of Your net cash surrender value (the policy fund less the surrender charge minus any policy debt). Your policy will be the sole security for the loan. Your policy states a minimum loan amount, usually $200.  See “Policy Loans” on page 50.  Policy loan interest is  generally  not tax deductible on policies owned by an individual.  There may be federal tax consequences for taking a policy loan. See “Tax Effects” on page 59.

•         Transfers of Policy Fund.   You may transfer Your policy fund among the investment divisions and between the General Account and the various investment divisions.  Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee for each transfer after the 12th in a policy year.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.  There are additional limitations on transfers to and from the General Account. See “Transfer Of Policy Fund” on page 45 and “Transfer Limitations” on page 46.

•         Dollar Cost Averaging (“DCA”).   The DCA program enables You to make scheduled monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions.  The minimum monthly amount to be transferred using DCA is $200.  See “Dollar Cost Averaging” on page 48.

•         Enhanced Dollar Cost Averaging (“EDCA”).   By Midland National’s current Company practice, on monies allocated into the EDCA program during the first four policy months, We will pay an effective annual interest rate of 9% on Your declining balance in the General Account until the end of the first policy year. See “Enhanced Dollar Cost Averaging” on page 49.

•         Portfolio Rebalancing.   The Portfolio Rebalancing Option allows policyowners, who are not participating in a DCA program, to have Us automatically reset the percentage of policy fund allocated to each investment division to a pre-set level.  At each policy anniversary, We will transfer amounts needed to “balance” the policy fund to the specified percentages selected by You.  See “Portfolio Rebalancing” on page 49.

•         Automatic Distribution Option.  You can elect to receive automatic distributions of Your net cash surrender value on a monthly, quarterly, semi-annual or annual basis by filling out one form, and We will automatically process the necessary withdrawals and loans.  See “Automatic Distribution Option” on page 50.

Tax Benefits

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code.  Assuming that the policy does satisfy that definition, the death benefit generally should be excludable from the gross income of its recipient.  Similarly, You should not be deemed to be in constructive receipt of the policy value (the policy fund), and therefore should not be taxed on increases in the policy fund until You take out a loan or withdrawal, surrender the policy, or We pay the maturity benefit.  In addition, transfers of policy funds (among the investment divisions and between the General Account and the various investment divisions) are not taxable transactions.

See “Tax Risks” on page 9 and “Tax Effects” on page 59.  You should consult with and rely on a qualified tax advisor for assistance in all policy related tax matters.

Policy Illustrations

There are sample illustrations at the end of this prospectus showing policy fund values, cash surrender values, and death benefits for a hypothetical Insured based on certain assumptions.  You should receive a personalized illustration that reflects Your particular circumstances.  These hypothetical illustrations should help You to:

•        understand the long-term effects of different levels of investment performance,

•        understand the impact of charges and deductions under the policy, and

•        compare the policy to other life insurance policies.

The hypothetical illustrations also show the value of the annual premium accumulated at interest and demonstrate that the cash surrender values may be very low (compared to the premiums accumulated at interest) if You surrender the policy in the early policy years.  Therefore, You should not purchase the policy as a short-term investment or if You do not need the insurance protection.  The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or policy fund values.  Your actual policy fund, cash surrender value, and death benefit amount will be different than the amounts shown in the hypothetical illustrations.

Additional Benefits

Your policy may have one or more supplemental benefits that are options or attached by rider to the policy.  Each benefit is subject to its own requirements as to eligibility and additional cost.  The additional benefits that may be available to You are:

• Accelerated Benefit Rider – Chronic Illness	• Flexible Disability Benefit Rider 2
• Accelerated Benefit Rider – Terminal Illness	• Guaranteed Insurability Rider
• Accidental Death Benefit Rider	• Protected Flexibility Rider
• Children’s Insurance Rider 2	• Waiver of Charges Rider
• Enhanced Dollar Cost Averaging (EDCA)	• Waiver of Surrender Charge Rider

Some of these benefits may have tax consequences and there are usually extra charges for them.  Please consult Your tax advisor before selecting or exercising an additional benefit.

Your Right To Examine This Policy

For a limited period of time, as specified in Your policy, You have a right to return Your policy for a refund.  See “YOUR RIGHT TO EXAMINE THIS POLICY” on page 65.

POLICY RISKS

Investment Risk

Your policy fund in the investment divisions will increase or decrease based on investment performance of the underlying portfolios. You bear this risk. We deduct fees and charges from Your policy fund, which can significantly reduce Your policy fund.  During times of poor investment performance, the deduction of fees and charges based on the net amount at risk will have an even greater negative impact on Your policy fund. If You allocated net premium to the General Account, then We will credit Your policy fund in the General Account with a declared rate of interest.  You assume the risk that the interest rate on the General Account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 3%.  No one insures or guarantees the policy fund allocated to the investments divisions. Separate prospectuses describe the investment objectives, policies, and risks of the portfolios. You should purchase the policy only if You have the financial ability to keep it inforce  for a substantial period of time.  You should not purchase the policy if You intend to surrender all or part of the policy value in the near future.

This policy is not suitable as a short-term investment.

Surrender Charge Risk

If You surrender Your policy for its net cash surrender value or let Your policy lapse during the surrender charge period prior to the 14th policy year after the date of issue or an increase in face amount, We will deduct a surrender charge. It is possible that You will receive no net cash surrender value, especially if You surrender Your policy in the first few policy years.  See “Surrender Charge” on page 17.  Taxes and a tax penalty may apply.  See “Tax Effects” on page 59.

Withdrawing Money

Withdrawals will reduce Your policy fund.  Withdrawals, especially those taken during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees of the policy.

We will deduct a withdrawal charge if You make more than one withdrawal in any given policy year.  The maximum partial withdrawal You can make during the first policy year is 50% of the net cash surrender value; in any policy year thereafter it is 90% of the net cash surrender value. Taxes and a tax penalty may apply.  See “Tax Effects” on page 59.

For an additional charge, You may elect to purchase a waiver of surrender charge rider at the time You apply for the policy.  If the waiver of surrender charge rider is elected, You will not have any surrender charges deducted as a result of lapse or surrender in any policy year.  See “Waiver of Surrender Charge Rider” on page 33.

Risk of Lapse

Your policy can lapse if the net cash surrender value is not sufficient to pay the monthly deductions. Taxes and a tax penalty may apply if Your policy lapses while a policy loan is outstanding.

•         Planned Premium.  You choose a planned periodic premium. But  payment of the planned premiums may not ensure that Your policy will remain inforce.  Additional premiums may be required to keep Your policy from lapsing.  You need not pay premiums according to the planned schedule.  Whether Your policy lapses or remains inforce  can depend on the amount of Your policy fund  (less any policy debt and surrender charge). The policy fund, in turn, depends on the investment performance of the investment divisions You select. (The policy fund also depends, in part, on the premiums You pay and the charges We deduct.) However, You can ensure that Your policy stays inforce  during the no lapse guarantee period by paying premiums equal to those required to meet the no lapse guarantee premium amount requirements described in “Premium Provisions During The No Lapse Guarantee Period.” on page 25.

Nevertheless, the policy can lapse (1) during the no lapse guarantee period if You do not meet the no lapse guarantee premium requirements and (2) after the no lapse guarantee period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period). See “YOUR POLICY CAN LAPSE” on page 65.

•         Policy Loans.   Your loan may affect whether Your policy remains inforce. Your policy may lapse because the loaned amount cannot be used to cover the monthly deductions that are taken .  If Your loan lowers the value of Your policy fund to a point where the monthly deductions are greater than Your policy’s net cash surrender value, then the policy’s lapse provision may apply.   For more details see “Policy Loans” on page 50.

•         Surrender Charge Period.  If You allow Your policy to lapse during the surrender charge period, We will deduct a surrender charge.

Loan Risks

Taking a policy loan will have a permanent effect on Your policy fund and benefits under Your policy.  A policy loan will reduce the death benefit proceeds or any benefit paid on the maturity date (i.e., the policy anniversary after the Insured person's 120th birthday), and the net cash surrender value of Your policy.  Taking a policy loan also may make Your policy more susceptible to lapse, and may have tax consequences.  See "Policy Loans" on page 50 and "Tax Effects" on page 59.

Tax Risks

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code.  Guidance as to how these requirements are to be applied is limited.  Nevertheless, We believe that a policy issued on a standard rate class basis should satisfy the applicable requirements.  There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if You pay the full amount of premiums under the policy.

Depending on the total amount of premiums You pay, the policy may be treated as a modified endowment contract under federal tax laws.  If a policy is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the policy will be taxable as ordinary income to the extent there are earnings in the policy.  In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before You reach age  59 ½.  If the policy is not a modified endowment contract, then distributions generally will be treated first as a return of basis or investment in the policy and then as taxable income.  Moreover, loans will generally not be treated as distributions.  Finally, neither distributions nor loans from a policy that is not a modified endowment contract are subject to the 10% penalty tax.

This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse.  The aim of this strategy is to continue borrowing from the policy until its contract value (i.e. the policy fund) is just enough to pay off the policy loans that have been taken out and then relying on the Protected Flexibility Rider to keep the policy in force until the death of the insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the death benefit under the Protected Flexibility Rider is lower than the policy’s original death benefit, then the policy might become a MEC  which could result in a significant tax liability attributable to the balance of any policy debt.  Second, this strategy will fail to achieve its goal if the policy is a MEC  or becomes a MEC  after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise.  Anyone considering using the policy as a source of tax-free income by taking out policy loans should, before purchasing the policy, consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

See “Tax Effects” on page 59.  You should consult a qualified tax advisor for assistance in all policy-related tax matters.

Risk of Increases in Charges

Certain fees and charges assessed against the policy are currently at levels below the guaranteed maximum levels.  We may increase these fees and charges up to the guaranteed maximum level.  If fees and charges are increased, the risk that the policy will lapse increases and You may have to increase the premiums to keep the policy inforce.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus.  Please refer to the portfolios’ prospectuses for more information.

There is no assurance that any portfolio will achieve its stated investment objective.

Fee Table

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the policy.  The first table describes the fees and expenses that You will pay at the time You make premium payments, take cash withdrawals, surrender the policy, exercise certain riders or transfer policy funds between investment divisions.

Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted[i]
		Maximum Guaranteed Charge	Current Charge
Premium Charge	Upon receipt of a premium payment.	5.0% of each premium payment in all policy years.	5.0% in years 1-10.
Civil Service Allotment Service Charge	Upon receipt of a premium payment where Civil Service Allotment is chosen.	$0.46 from each bi-weekly premium payment.	$0.46 from each bi-weekly premium payment.
Surrender Chargeii (Deferred Sales Charge) Minimum and Maximum	At the time of surrender or lapse that occurs (a) during the first 14 policy years, or (b) during the first 14 policy years following any increase in face amount.	$12.00 up to $41.00 in the first policy year per $1,000 of face amount.iii	$12.00 up to $41.00 in the first policy year per $1,000 of face amount.iii
Charge for a male Insured issue age 35 in the nontobacco premium class in the first policy year.		$22.00 per $1,000 of face amount.	$22.00 per $1,000 of face amount.
Partial Withdrawal Charge	Upon partial withdrawal.	$25 on any withdrawal after the first one in any policy year.	$25 on any withdrawal after the first one in any policy year.
Transfer Fees	Upon transfer of any money from the investment divisions or the General Account.	$25 on each transfer after the 12th transfer in any one policy year.	$0 on all transfers.

The next table describes the fees and expenses that You will pay periodically during the time that You own the policy, not including mutual fund portfolio fees and expenses.

Periodic Fees Related to Owning the Policy Other than Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted[i]
		Maximum Guaranteed Charge	Current Charge
Cost of Insurance Deduction[i][v] Minimum and Maximum	On the policy date and on every monthly anniversary.	$0.02 up to $35.30 per $1,000 of net amount at risk[v] per month.	$0.02 up to $28.54 per $1,000 of net amount at risk[v] per month.
Charges for a male Insured issue age 35 in the nontobacco premium class in the first policy year with an initial face amount of $275,000.		$0.10 per $1,000 of net amount at risk per month.	$0.03 per $1,000 of net amount at risk per month.
Per Policy Expense Charge	On the policy date and on every monthly anniversary.	$12 per month in all policy years.	$12 per month in all policy years.
Per Unit Expense Charge Minimum and Maximum Charges for a male Insured issue age 35 in the nontobacco premium class in the first policy year with an initial face amount of $275,000.	On the policy date and on every monthly anniversary.	$0.01 up to $3.185 per month per $1,000 of specified face amount of insurance in all policy years. $0.095 per month per $1,000 of specified face amount of insurance	$0.01 up to $3.185 per month per $1,000 of specified face amount of insurance in years 1-10 only $0.095 per month per $1,000 of specified face amount of insurance
Percent of Policy Fund Charge	On the policy date and on every monthly anniversary.	0.05% per month of the total policy fund value in policy years 1-10 and 0.0042% per month thereafter (equivalent to annual rates of 0.60% and 0.05%, respectively).	0.05% per month of the total policy fund value in policy years 1 – 10 and 0.0042% per month thereafter.
Loan Interest Spreadvi	On policy anniversary or earlier, as applicable.vii	5.00% (annually) in policy years 1-5; 0.00% (annually) thereafter.vi	1.50% (annually) in policy years 1-5; 0.00% (annually) thereafter.vi
Additional Benefits Chargesviii
Accelerated Benefit Rider – Chronic Illness	At the time a benefit is paid out.	$200.00	$200.00
Accelerated Benefit Rider – Terminal Illness	At the time a benefit is paid out.	$200.00	$200.00
Accidental Death Benefit Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.03 up to $0.09 per month per $1,000 of Accidental Death Benefit selected.	$0.03 up to $0.09 per month per $1,000 of Accidental Death Benefit selected.
Charge for a male Insured attained age 35 in the nontobacco premium class in the first policy year following the rider date.		$0.07 per month per $1,000 of Accidental Death Benefit.	$0.07 per month per $1,000 of Accidental Death Benefit.
Children's Insurance Rider 2	On rider date and each monthly anniversary thereafter.	$0.50 per month per $1,000 of Children's Insurance benefit.ix	$0.50 per month per $1,000 of Children's Insurance benefit.
Flexible Disability Benefit Rider 2 Minimum and Maximum	On rider date and each monthly anniversary thereafter until the policy anniversary on which the Insured reaches attained age 60.	$0.27 up to $0.80 per month per $10 of monthly benefit.	$0.27 up to $0.80 per month per $10 of monthly benefit.
Charge for a male Insured issue age 35 in the nontobacco premium class.		$0.40 per month per $10 of monthly benefit.	$0.40 per month per $10 of monthly benefit.
Guaranteed Insurability Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.05 up to $0.17 per month per $1,000 of Guaranteed Insurability benefit elected.	$0.05 up to $0.17 per month per $1,000 of Guaranteed Insurability benefit elected.
Charge for a male Insured issue age 35 in the nontobacco premium class.		$0.17 per month per unit of Guaranteed Insurability Rider.	$0.17 per month per unit of Guaranteed Insurability Rider.
Protected Flexibility Rider	Not Applicable – no charge for this rider	Not Applicable – no charge for this rider	Not Applicable – no charge for this rider
Waiver of Charges Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.01 up to $0.12 per month per $1,000 of face amount.	$0.01 up to $0.12 per month per $1,000 of face amount.
Charge for a male Insured issue age 35 in the nontobacco premium class in the first policy year.		$0.01 per month per $1,000 of face amount.	$0.01 per month per $1,000 of face amount.
Waiver of Surrender Charge Rider[x] Minimum and Maximum Charge for a male Insured issue age 35 in the nontobacco premium class in the first policy year.	On rider date and each monthly anniversary thereafter in policy years 1 through 14.	$0.08 up to $0.13 per month per $1,000 of specified face amount of insurance during policy years 1-14. $0.08 per month per $1,000 of face amount.	$0.08 up to $0.13 per month per $1,000 of specified face amount of insurance during policy years 1-14. $0.08 per month per $1,000 of face amount.

iSome of these charges are rounded off in the accordance with regulations of the U.S. Securities and Exchange Commission.  Actual charges may be somewhat higher or lower.

ii The surrender charge varies based upon the sex, issue age, and rating class of the Insured person on the issue date.  The surrender charges shown in the table may not be representative of the charges that You will pay.  Your policy’s data page will indicate the surrender charge applicable to Your policy.  For more detailed information concerning Your surrender charges, please contact Our Administrative Office.

iiiThese charges decrease gradually in policy  years  2 through 14 to $0.00 for policy  years  15 and thereafter.  An increase in face amount establishes a new surrender charge schedule for the amount of the increase in face amount based upon the attained age and rating class at the time the face amount increase becomes effective.

ivThe cost of insurance rate varies based upon a number of factors, including, but not limited to, the sex, attained age, and rating class of the Insured person at the time of the charge.  The cost of insurance deductions shown in the table may not be representative of the charges that You will pay.  Your policy’s data page will indicate the maximum guaranteed cost of insurance deduction applicable to Your policy.  For more detailed information concerning Your cost of insurance deductions, please contact Our Administrative Office. We may place an Insured in a substandard underwriting class with ratings that reflect higher mortality risks and that result in a higher cost of insurance deduction.

vAs of any monthly anniversary, the net amount at risk is the death benefit less the policy fund  (after all deductions for that monthly anniversary, except the cost of insurance deduction).

vi The Loan Interest Spread is the difference between the amount of interest We charge You for a loan (guaranteed not to exceed a maximum of 8.00% annually) and the amount of interest We credit to the amount in Your loan account (which is 3.00% annually).

viiWhile a policy loan is outstanding, loan interest is charged in arrears on each policy anniversary or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured’s death.

viiiCharges for these riders may vary based on the policy duration, Insured’s issue or attained age, sex, risk class, and benefit amount.  Charges based on attained age may increase as the Insured ages.  The rider charges shown in the table may not be typical of the charges You will pay.  Your policy’s specification page will indicate the rider charges applicable to Your policy, and more detailed information concerning these rider charges is available upon request from Our Administrative Office.

ixRegardless of the number of children or their age, through age  18.

XThis charge does not decrease even if there is a decrease in face amount but will increase if there is an increase in face amount.

The next item shows the lowest and highest total operating expenses deducted from portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2011.  Expenses of the portfolios may be higher or lower in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses:

	Lowest		Highest
Total Annual Portfolio Operating Expenses[1] (total of all expenses that are deducted from portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses)	0.10%	-	2.00%

1The portfolio expenses used to prepare this table were provided to Midland National Life by the funds or their fund managers.  Midland National Life has not independently verified such information.  The expenses reflect those incurred as of December 31, 2011.  Current or future expenses may be greater or less than those shown.

These fees and expenses are paid out of the assets of the portfolio companies.  A comprehensive discussion of the risks, charges and expenses of each portfolio company may be found in the portfolio company’s prospectus.  You can obtain a current copy of the portfolio companies’ prospectuses by contacting to Us at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Phone: (800) 272-1642

Fax: (605) 335-3621 or toll-free (877) 208-6136

For information concerning compensation paid for the sale of the policies, see “DISTRIBUTION OF THE POLICIES” on page 72.

Summary OF VARIABLE UNIVERSAL LIFE – CV 2

DEATH BENEFIT OPTIONS

Variable Universal Life – CV 2 provides life insurance on the Insured person. If the policy is inforce  We will pay a death benefit when the Insured person dies. You can choose between two death benefit options:

•        Option 1: death benefit equals the face amount of the insurance policy. This is sometimes called a “level” death benefit.

•        Option 2: death benefit equals the face amount plus the policy fund. This is sometimes called a “variable” death benefit.

The death benefit may be even greater in some circumstances. See “Death Benefit” on page 20.

We deduct any policy debt and unpaid charges before paying any benefits. The beneficiary  can take the death benefit in a lump sum or under a variety of payment plans.

The minimum face amount is generally $50,000. However, for:

•        Insured persons, age  0 to 14, non tobacco; and age  45 to 75, all classes at issue, the minimum face amount is $25,000;

•        Insured persons, age  20 to 44 at issue who are in the preferred plus non-tobacco, preferred non-tobacco or the preferred tobacco classes, the minimum face amount is $100,000.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your policy, within limits.

FLEXIBLE PREMIUM PAYMENTS

You may pay premiums whenever and in whatever amount You want, within certain limits. We require an initial premium at issue which is at least equal to one month’s no lapse guarantee premium. The no-lapse guarantee premium is based on the policy’s face amount and the Insured person’s age, sex and underwriting class. We are not required to accept any premium and We currently reject any premium of less than $50.00.  However under current Company practice, if paid by monthly bank draft, We will accept a premium  as low as $30.00.

You choose a planned periodic premium. But  payment of the planned premiums may not ensure that Your policy will remain inforce. Additional premiums may be required to keep Your policy from lapsing. You need not pay premiums according to the planned schedule. Whether Your policy lapses or remains inforce  can depend on the amount of Your policy fund  (less any policy debt and surrender charge). The policy fund, in turn, depends on the investment performance of the investment divisions You select. (The policy fund also depends on the premiums You pay and the charges We deduct.) However, You can ensure that Your policy stays inforce  during the no lapse guarantee period by paying premiums at least equal to those required to meet the accumulated no lapse guarantee premium requirements described in “Premium Provisions During The No Lapse Guarantee Period.” on page 25.

INVESTMENT CHOICES

You may allocate Your policy fund to up to fifteen of the fifty-eight investment divisions.

You bear the complete investment risk for all amounts allocated to any of these investment divisions. For more information, see “The Funds” on page 34. You may also allocate Your policy fund to Our General Account, where We guarantee the safety of principal and a minimum interest rate. See the “THE GENERAL ACCOUNT” on page 53.

YOUR POLICY FUND

Your policy fund begins with Your first premium payment. From Your premium We deduct a premium charge, any per premium expenses, and the first monthly deduction as described in the “Deductions From Your Premiums” section on page 54 and “Monthly Deduction From Your Policy Fund” on page 54. The balance of the premium is Your beginning policy fund.

Your policy fund reflects:

•        the amount and frequency of premium payments,

•        deductions for the cost of insurance, additional benefits and other charges,

•        the investment performance of Your chosen investment divisions,

•        interest earned on amounts allocated to the General Account,

•        the impact of loans, and

•        the impact of partial withdrawals.

There is no guaranteed policy fund for amounts allocated to the investment divisions.  See “The Policy Fund” on page 43.

Transfers

You may transfer Your policy fund among the investment divisions and between the General Account and the various investment divisions. We require a minimum amount for each transfer, usually $200. Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee after the 12th transfer in a policy year. There are additional limitations on transfers to and from the General Account. See “Transfer Of Policy Fund” on page 44.  Completed transfer requests received at Our Administrative Office in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request in good order after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. If you send your request by fax (facsimile), be sure to use the correct fax number.  See "Correspondence, Inquiries, and Transactions" on page 17. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.

Policy Loans

You may borrow up to 92% of Your net cash surrender value (the policy fund less the surrender charge minus any policy debt). Your policy will be the sole security for the loan. Your policy states a minimum loan amount, usually $200. Policy loan interest accrues daily at an annual adjusted rate. See “Policy Loans” on page 50. Policy loan interest is not tax deductible on policies owned by an individual. There may be federal tax consequences for taking a policy loan. See “Tax Effects” on page 59.

Withdrawing Money

You may make a partial withdrawal from Your policy fund. The current minimum withdrawal amount is $200. The maximum partial withdrawal You can make in the first policy year is 50% of Your net cash surrender value; thereafter it is 90% of the net cash surrender value. The net cash surrender value is the policy fund minus any surrender charge minus any policy debt. Withdrawals are subject to other requirements. If You make more than one withdrawal in a policy year, then We deduct a service charge (no more than $25) for each subsequent withdrawal. See “Withdrawing Money From Your Policy Fund” on page 51. Withdrawals could considerably reduce or eliminate some benefits or guarantees of the policy.  Withdrawals and surrenders may have negative tax effects. See “Tax Effects” on page 59.  Completed partial withdrawal requests received at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. If you send your request by fax (facsimile), be sure to use the correct fax number.  See "Correspondence, Inquiries, and Transactions" on page 17.

Surrendering Your Policy

You can surrender Your policy for cash and then We will pay You the net cash surrender value. A surrender charge will be deducted if You surrender Your policy or allow it to lapse during the surrender charge period.  The surrender charge period is the earlier of (a)14 policy years after the date of issue or an increase in face amount or (b) attained age 95.  It is possible that You will receive no net cash surrender value if You surrender Your policy, especially in the first few policy  years. See “Surrendering Your Policy” on page 52. Taxes and a tax penalty may apply. See “Tax Effects” on page 59.  If You purchase the Waiver of Surrender Charge rider, You will not have any surrender charges deducted as a result of lapse or surrender in any policy year. See “Waiver of Surrender Charge Rider” on page 33.

Completed surrender requests received at Our Administrative Office in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. If you send your request by fax (facsimile), be sure to use the correct fax number.  See "Correspondence, Inquiries, and Transactions" on page 17.

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

For most policies We deduct a 5% premium charge from each premium payment. The premium charge is based on the initial face amount at the time of issue and does not increase or decrease if there is a subsequent change in the face amount of the policy.  Currently, We intend to eliminate this premium charge after 10 policy years. (This elimination is not guaranteed.) This charge partially reimburses Us for the selling and distribution costs of this policy and for premium taxes We pay. If You elect to pay premiums by Civil Service Allotment, We also deduct a 46¢ (forty-six cents) service charge from each bi-weekly premium payment. See “Deductions From Your Premiums” on page 54.

Deductions From Your Policy Fund

Certain amounts are deducted from Your policy fund monthly.  These are:

•        a per policy expense charge of $12.00.

•        a cost of insurance deduction. The amount of this charge is based on a number of factors, including, but not limited to, the Insured person’s attained age, sex, risk class, and the amount of insurance under Your policy; and

•        A per unit expense charge that varies depending on the insured’s issue age, sex, band and underwriting class; and

•        A percent of policy fund charge that varies by policy duration; and

•        charges for additional benefits.

In addition, We can deduct fees when You make:

•        a partial withdrawal of net cash surrender value more than once in a policy year; or

•        more than twelve transfers a year between investment divisions (We currently waive this charge.)

For more information on these deductions see “Monthly Deduction From Your Policy Fund” on page 54.

Surrender Charge

We deduct a surrender charge only if You surrender Your policy for its net cash surrender value or let Your policy lapse during the surrender charge period (this period is 14 policy years from the date of issue or an increase in face amount). If You keep this policy inforce  for longer than the surrender charge period, then You will not incur a surrender charge.

The surrender charge varies by the issue age and    sex of the Insured at the time of issue. The per $1,000 of face amount surrender charge is highest in the first year of Your policy and decreases to $0.00 after the end of the surrender charge period (this period of time is the earlier of (a)14 policy years after the date of issue or an increase in face amount or (b) attained age 95). For example, a male with an issue age  of 35 will have a first year surrender charge of $22.00 per $1,000 of face amount, but a male issue age  65 will have a first year surrender charge of $41.00 per $1,000 of face amount. The maximum first year surrender charge for all issue ages, sexes, and classes is $41.00 per $1,000 of face amount. The $41.00 per $1,000 of face amount surrender charge occurs for males issued in the range of ages 58 through 75.

The surrender charge at the time of surrender is determined by multiplying the surrender charge listed in Your policy form, for the appropriate policy year, times the appropriate face amount of insurance and dividing by 1,000. If You decrease Your face amount after Your policy is issued, the surrender charge will not change. If You increase Your face amount after Your policy is issued, We will send You an endorsement, which specifies a new surrender charge and a new 14 year surrender charge period for the amount of the increase. See “Surrender Charge” on page 57 for a full description of how the new surrender charges are determined for a face amount increase and for examples of the surrender charges for various issue ages, sexes and classes.

ADDITIONAL INFORMATION ABOUT THE POLICIES

Your Policy Can Lapse

Your policy remains inforce  if the net cash surrender value can pay the monthly deductions. In addition, during the no lapse guarantee period Your policy will remain inforce  as long as You meet the applicable no lapse guarantee premium requirements. However, the policy can lapse (1) during the no lapse guarantee period if You do not meet the no lapse guarantee premium requirements and (2) after the no lapse guarantee period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period). See “YOUR POLICY CAN LAPSE” on page 65.

Correspondence, Inquiries, and Transactions

You can write to Us or call Us at Our Administrative Office to request transactions under Your policy, such as paying premiums, making transfers between investment divisions, or changing the face amount of Your policy, or with questions or to request information or service for Your policy.  Our Administrative Office is located at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

(800) 272-1642

FAX (Facsimile) Numbers

We have different fax (facsimile) numbers for different types of services.

 Transaction Requests

To send Us transaction requests by fax (facsimile), You should use the following fax numbers:

(605) 373-8557

 (877) 841-6709 (toll-free)

Some examples of transaction requests are:

                                 1.         Partial Withdrawals

                                 2.         Loan requests

                                 3.         Surrender requests

                                 4.         Transfers among funds

                                 5.         Fund  or General Account additions/deletions

                                 6.         Premium allocation changes

                                 7.         Monthly deduction changes

                                 8.         Dollar Cost Averaging set-up

                                 9.         Portfolio rebalancing set-up

Transaction requests must be in “good order” and received at Our Administrative Office, at the address or number(s) above, to be processed (see “Policy Fund Transactions and “Good Order”” on page 44.)  Any transaction requests sent to another number (including the fax numbers below under “Service Requests”) or address may not be considered received and may not receive that day’s price.

Service Requests

To send Us service requests by fax (facsimile), You should use the following fax numbers:

(605) 335-3621

(877) 208-6136 (toll-free)

Transaction requests should not be faxed to these numbers, but instead to the Transaction Request fax numbers, above.

Some examples of service requests would be:

                                 1.         Ownership changes

                                 2.         Beneficiary  changes

                                 3.         Collateral Assignments

                                 4.         Address changes

                                 5.         Request for general policy information

                                 6.         Adding or canceling Riders or Additional Benefits

                                 7.         Requesting prospectuses (or other information and documents) about the policy or the underlying funds

The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We may record all telephone requests. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the policy owner by name, social security number, date of birth of the owner or the Insured, or other identifying information. We only allow certain transaction requests to be made with a telephone request.  Partial withdrawal, transfer, surrender and loan requests must be in good order, and may be made in writing or facsimile to Our Administrative Office.  Facsimile, internet, and telephone correspondence and transaction requests may not always be available. Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should make Your correspondence and transaction request in writing.  There are risks associated with requests made by facsimile, internet, or telephone when the original request is not sent to Our Administrative Office. You bear these risks.  Accordingly, We disclaim any liability for losses resulting from allegedly unauthorized facsimile, internet, or telephone requests that We believe are genuine.

State Variations

Certain provisions of the policies may be different than the general description in the prospectus, and certain riders and options may not be available, because of legal restrictions in Your state. See Your policy for specific variations since any such variations will be included in Your policy or in riders or endorsements attached to Your policy. See Your agent or contact Our Administrative Office for additional information that may be applicable to Your state.

Tax-Free “Section 1035” Exchanges

You can generally exchange one life insurance policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both policies carefully. Remember that if You exchange another policy for the one described in this prospectus, You might have to pay a surrender charge and income taxes, including a possible penalty tax, on Your old policy, and there will be a new surrender charge period for this policy and other charges may be higher (or lower) and the benefits may be different. You should not exchange another policy for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this policy (that person will generally earn a commission if You buy this policy through an exchange or otherwise).  If You purchase the policy in exchange for an existing life insurance policy from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the policy until We receive it. You should consult with and rely on a tax advisor if You are considering a policy exchange.    See “Tax Effects” on page 59.

Detailed information about VUL – CV 2

INSURANCE FEATURES

This prospectus describes Our Variable Universal Life – CV 2 policy. There may be contractual variances because of requirements of the state where Your policy is delivered.

How the Policies Differ From Whole Life Insurance

Variable Universal Life – CV 2 provides insurance coverage with flexibility in death benefits and premium payments. It enables You to respond to changes in Your life and to take advantage of favorable financial conditions. The policy differs from traditional whole life insurance because You may choose the amount and frequency of premium payments, within limits.

In addition, Variable Universal Life – CV 2 has two types of death benefit options. You may switch back and forth between these options. The policy also allows You to change the face amount (within limits) without purchasing a new insurance policy. However, evidence of insurability may be required.

Variable Universal Life – CV 2 is “variable” life insurance because the policy fund and other benefits will vary up or down depending on the investment performance of the investment divisions or options that You select. You bear the risk of poor investment performance, but You get the benefit of good performance.

Application for Insurance

To apply for a policy You must submit a completed application. We decide whether to issue a policy based on the information in the application and Our standards for issuing insurance and classifying risks. If We decide not to issue a policy, then We will return the sum of premiums paid plus interest credited. The maximum issue age  is 75.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling broker-dealer or life insurance agent to forward the application to Us promptly, or because of delays in determining that the policy is suitable for You. Any such delays will affect when Your policy can be issued and when Your net premium is allocated among Our General Account and/or investment divisions.

We offer other variable life insurance policies that have different death benefits, policy features, and optional benefits. However, these other policies also have different charges that would affect Your investment performance and policy fund. To obtain more information about these other policies, contact Our Administrative Office.

Death Benefit

As long as Your policy remains inforce, We will pay the death benefit to the beneficiary  when the Insured dies (outstanding policy debt will be deducted from the proceeds).

As the owner, You may choose between two death benefit options:

•        Option 1 provides a benefit that equals the face amount of the policy. This “level” death benefit is for owners who prefer insurance coverage that does not vary in amount and has lower insurance charges. Except as described below, the Option 1 death benefit is level or fixed at the face amount.

•        Option 2 provides a benefit that equals the face amount of the policy plus the policy fund on the day the Insured person dies. This “variable” death benefit is for owners who prefer to have investment performance reflected in the amount of their insurance coverage. Under Option 2, the value of the death benefit fluctuates with Your policy fund.

Under either option, the length of time Your policy remains inforce  depends on the net cash surrender value of Your policy and whether You meet the no lapse guarantee period requirements. Your coverage lasts as long as Your net cash surrender value can cover the monthly deductions from Your policy fund. In addition, during the no lapse guarantee period, Your policy remains inforce  if the sum of Your premium payments (minus any loans or withdrawals) is greater than the sum of the monthly no lapse guarantee premiums  for all of the policy months since the policy was issued.

The investment performances of the investment divisions and the interest earned in the General Account affect Your policy fund. Therefore, the returns from these investment options can affect the length of time Your policy remains inforce.

Under both death benefit options, federal tax law may require a greater benefit.  The guideline minimum death benefit is the minimum death benefit Your policy must have to qualify as life insurance under section 7702 of the Internal Revenue Code.  The policy has two  life insurance qualification tests – the cash value accumulation test and the guideline minimum premium test.  You must choose a test on Your application and, once chosen, You can never change Your test. Your choice depends on the premiums You want to pay.

These tests determine the guideline minimum death benefit.  If You do not want limits (subject to Company minimums and maximums and the policy becoming a Modified endowment contract) on the amount of premium You can pay into the policy, then the cash value accumulation test is usually the better choice.  Under the cash value accumulation test, the guideline minimum death benefit is the accumulation value of Your policy (i.e., Your policy fund) multiplied by a net single premium factor.  A table of net single premium factors and some examples of how they work are in the statement of additional information which is available free upon request (see back cover).

The guideline premium test will usually result in a lower minimum death benefit than the cash value accumulation test.  Your choice depends on the premiums You want to pay.  THE GUIDELINE PREMIUM TEST IS THE DEFAULT TEST FOR YOUR POLICY, AND HISTORICALLY HAS BEEN THE MORE POPULAR CHOICE.  Under the guideline premium test, the guideline minimum death benefit is the accumulation value of Your policy (i.e., Your policy fund) times a death benefit percentage.  The death benefit percentage varies by the attained age of the insured(s) at the start of the policy year and declines as the Insured gets older (this is referred to as the “corridor” percentage).  The minimum death benefit will be Your policy fund on the day the Insured dies multiplied by the corridor percentage for his or her age.  For this purpose, age  is the attained age (last birthday) at the beginning of the policy year of the Insured’s death.  A table of corridor percentages and some examples of how they work are in the statement of additional information, which is available free upon request (see back cover).

The investment performances of the investment divisions and the interest earned in the General Account affect Your policy fund. Therefore, the returns from these investment choices can affect the length of time Your policy remains inforce.

The minimum initial face amount generally is $50,000. For issue ages  0 to 14 in the non-tobacco class, and for issue ages 45 – 75 the minimum face amount is $25,000.  For issue ages  20 to 44 in the preferred plus non-tobacco, the preferred tobacco, and the preferred non-tobacco rate classes, the minimum face amount is $100,000.

Notice and Proof of Death

We require satisfactory proof of the Insured person’s death before We pay the death benefit. That can be a certified copy of a death certificate, a written statement by the attending physician, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to Us.

Payment of Death Benefits and Lump Sum Payments

When a death  benefit  is paid in a lump sum the beneficiary  has two options available to them.  The first option is payment in a lump sum check in the amount of the death  benefit  proceeds.  The other option is payment of the death benefit by establishing an interest bearing draft account, called the "Midland National Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland National Access Account. Any interest paid on amounts in the Midland National Access Account are currently taxable to the beneficiary. The Midland National Access Account is not available in all jurisdictions.

The Midland National Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland National Access Account.

Maturity Benefit

If the Insured person is still living on the maturity date, We will pay the owner  the policy fund less any outstanding loans. The policy will then end. The maturity date is the policy anniversary after the Insured person’s 120th birthday. See “MATURITY DATE” on page 66.  In certain circumstances, the tax consequences of continuing Your policy beyond the Insured person's 100th birthday are unclear and You should consult a tax advisor about these consequences.  See “Tax Effects” on page 59.

Changes In Variable Universal Life – CV 2

Variable Universal Life – CV 2 gives You the flexibility to choose from a variety of strategies that enable You to increase or decrease Your insurance protection. Changing Your insurance protection may have tax consequences.  You should consult a tax adviser before changing Your insurance protection.

A reduction in face amount lessens the emphasis on a policy’s insurance coverage by reducing both the death benefit and the amount of pure insurance provided. The amount of pure insurance is the difference between the death benefit and the policy fund. This is the amount of risk We take. A reduced amount at risk results in lower cost of insurance deductions from Your policy fund.

Increases in the face amount have the exact opposite effect of decreases.

A partial withdrawal reduces the policy fund and will reduce the death benefit, while providing You with a cash payment, but generally does not reduce the amount at risk.

Choosing not to make premium payments may have the effect of reducing the policy fund.

Under death benefit option 1, a reduction in the policy fund, due to negative market performance, has the following effect:

•        it  increases the amount at risk (thereby increasing the cost of insurance deductions); and

•        it leaves the death benefit unchanged.

Under death benefit option 2, a reduction in the policy fund, due to negative market performance, has the following effect:

•        it decreases the death benefit; and

•        it either decreases the amount at risk or leaves it unchanged.

A reduction in the policy fund due to a partial withdrawal may have a different effect as shown in the example below.

Death Benefit Option 2 -- Face Amount + Policy Fund

		Policy NOT	Policy IN
		in Corridor	Corridor	Corridor Factor
Before	Face Amount	$ 100,000	$ 100,000	Age 35	2.5
Partial	Policy Fund	$ 30,000	$ 75,000
Withdrawal	Death Benefit	$ 130,000	$ 187,500
	Amount at Risk	$ 100,000	$ 112,500

	Partial Withdrawal	$ 10,000	$ 10,000

After	Face Amount	$ 100,000	$ 100,000
Partial	Policy Fund	$ 20,000	$ 65,000
Withdrawal	Death Benefit	$ 120,000	$ 165,000
	Amount at Risk	$ 100,000	$ 100,000

Under death benefit option 1, a partial withdrawal results in a dollar for dollar reduction of both the policy fund and  the face amount (and hence death benefit).

Changing The Face Amount of Insurance

You may change the face amount of Your policy by submitting a fully completed policy change application, in good order, to Our Administrative Office. You can only change the face amount twice each policy year. All changes are subject to Our approval and to the following conditions.

For increases:

•        Increases in the face amount must be at least $25,000.  By Midland National’s current company practice, We may allow amounts lower than this.

•        To increase the face amount, You must provide, in good order, a fully completed policy change application and satisfactory evidence of insurability. If the Insured person has become a more expensive risk, then We charge higher cost of insurance fees for the additional amounts of insurance (We reserve the right to change this procedure in the future).

•        Monthly cost of insurance deductions from Your policy fund will increase. These begin on the date the face amount increase takes effect.

•        The right to examine this policy does not apply to face amount increases. (It only applies when You first purchase the policy.)

•        There will be an increase in the no lapse guarantee premium requirement.

•        A new surrender charge period and a new or increased surrender charge will apply to the amount of the face amount increase.

For decreases:

•        The surrender charge remains unchanged at the time of decrease.

•        You cannot reduce the face amount below the minimum issue amounts at the time of reduction as noted on the schedule of policy benefits page of Your policy.

•        Monthly cost of insurance deductions from Your policy fund will decrease.

•        The federal tax law may limit a decrease in the face amount. If that limit applies, then Your new death benefit will be Your policy fund multiplied by the corridor percentage the federal tax law specifies for the Insured’s age  at the time of the change.

•        If You request a face amount decrease after You have already increased the face amount at substandard (i.e., higher) cost of insurance deductions, and the original face   amount was at standard cost of insurance deductions, then We will first decrease the face amount that is at substandard higher cost of insurance deductions.  We reserve the right to change this procedure.

•        There will be no decrease in the contractual no lapse guarantee premium requirement. By Midland National’s current company practice, the no lapse guarantee premium is reduced when a decrease in face amount is processed.

Changing the face amount may have tax consequences. You should consult a tax advisor before making any change. See “Tax Effects” on page 59.

Changing Your Death Benefit Option

You may change Your death benefit option from option 1 to option 2 by submitting a  fully completed policy change application, in good order, to Our Administrative Office. We require satisfactory evidence of insurability to make this change.  If You change from option 1 to option 2, the face amount decreases by the amount of Your policy fund on the date of the change. This keeps the death benefit and net amount at risk the same as before the change. We may not allow a change in death benefit option if it would reduce the face amount below the minimum issue amount, as noted on the schedule of policy benefits page of Your policy.

You may change Your death benefit option from option 2 to option 1 by sending a written request to Our Administrative Office.  If You change from option 2 to option 1, then the face amount increases by the amount of Your policy fund on the date of the change. These increases and decreases in face amount are made so that the amount of the death benefit remains the same on the date of the change. When the death benefit remains the same, there is no change in the net amount at risk. This is the amount on which the cost of insurance deductions are based.

Changing the death benefit option may have tax consequences. You should consult a tax advisor before making any change.  See “Tax Effects” on page 59.

When Policy Changes Go Into Effect

Any changes in the face amount or the death benefit option will go into effect on the monthly anniversary after the date We approve Your request. After Your request is approved, You will receive a written notice showing each change. You should attach this notice to Your policy. We may also ask You to return Your policy to Us at Our Administrative Office so that We can make a change. We will notify You in writing if We do not approve a change You request. For example, We might not approve a change that would disqualify Your policy as life insurance for income tax purposes.

Policy changes may have negative tax consequences. See “Tax Effects” on page 59. You should consult a tax advisor before making any change.

Flexible Premium Payments

You may choose the amount and frequency of premium payments, within the limits described below.

Even though Your premiums are flexible, Your Schedule of Policy Benefits page will show a “planned” periodic premium. You determine the planned premium when You apply and can change it at any time. You will specify the frequency to be on a quarterly, semi-annual or annual basis. Planned periodic premiums may be monthly if paid by pre-authorized check. Premiums may be bi-weekly if paid by Civil Service Allotment. The planned premiums may not be enough to keep Your policy inforce.  If You decide to make bi-weekly premium payments, We will assess the Civil Service Allotment Service Charge of $0.46 per bi-weekly premium.

The insurance goes into effect when We receive Your initial minimum premium payment (and approve Your application). We determine the initial minimum premium based on:

1)      the age, sex, and premium class of the Insured,

2)      the initial face amount of the policy, and

3)      any additional benefits selected.

All premium payments should be payable to Midland National. After Your first premium payment, all additional premiums should be sent directly to Our Administrative Office.

We will send You premium reminders based on Your planned premium schedule. You may make the planned payment, skip the planned payment, or change the frequency or the amount of the payment. Generally, You may pay premiums at any time. Amounts must be at least $50, unless made by a pre-authorized check. Under current Company practice, amounts made by a pre-authorized check can be as low as $30.

Payment of the planned premiums does not guarantee that Your policy will stay inforce. Additional premium payments may be necessary.  The planned premiums increase when the face amount of insurance increases

If You send Us a premium payment that would cause Your policy to cease to qualify as life insurance under federal tax law, then We will notify You and return that portion of the premium that would cause the disqualification.

Premium Provisions During The No Lapse Guarantee Period.

During the no lapse guarantee period, You can keep Your policy inforce  by meeting a no lapse guarantee premium requirement.  This period lasts until the later of attained age 70 or 5 years from the policy issue date. A monthly no lapse guarantee premium is shown on Your Schedule of Policy Benefits. (This is not the same as the planned premiums.) The no lapse guarantee premium requirement will be satisfied if the sum of premiums You have paid, less Your loans and withdrawals, is equal to or greater than the sum of the monthly no lapse guarantee premiums required on each monthly anniversary. The no lapse guarantee premium increases when the face amount increases.

During the no lapse guarantee period, Your policy will enter a grace period and lapse if:

•        the net cash surrender value cannot cover the monthly deductions from Your policy fund; and

•        the total premiums You have paid, less Your loans and withdrawals, are less than the total monthly no lapse guarantee premiums required to that date.

Remember that the net cash surrender value is Your policy fund minus any surrender charge and minus  any outstanding policy debt.

This policy lapse can occur even if You pay all the planned premiums.

Premium Provisions After The No Lapse Guarantee Period.

After the no lapse guarantee period, Your policy will enter a grace period and lapse if the net cash surrender value cannot cover the monthly deductions from Your policy fund. Paying Your planned premiums may not be sufficient to maintain Your policy because of investment performance, charges and deductions, policy changes or other factors. Therefore, additional premiums may be necessary to keep Your policy inforce.

Allocation of Premiums

Each net premium will be allocated to the investment divisions or to Our General Account on the later of the day We receive Your premium payment, in good order, at Our Administrative Office (if We receive it before the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time)) or on the record date. When premium is received before the record date, the net premium will be held and earn interest in the General Account until the day after the record date.  When this period ends Your instructions will dictate how We allocate the net premium.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling broker-dealer or life insurance agent to forward the application to Us promptly, or because of delays in determining that the policy is suitable for You.  Any such delays will affect when Your policy can be issued and when Your net premium is allocated among Our General Account and/or investment divisions.  Once We receive the application and initial premium from the selling broker-dealer, Your instructions will dictate how We allocate the net premium.

The net premium is the premium minus a premium charge and any applicable service charge.  (Please note:  The first monthly deduction is also taken from the initial premium.) Each net premium is put into Your policy fund according to Your instructions. Your policy application may provide directions to allocate net premiums to Our General Account or the investment divisions. You may not allocate Your policy fund to more than 15 investment divisions at any one point in time. Your allocation instructions will apply to all of Your premiums unless You write to Our Administrative Office with new instructions. You may also change Your allocation instructions by calling Us at (800) 272-1642 or faxing Us at (605) 373-8557 or toll-free (877) 841-6709.  Changing Your allocation instructions will not change the way Your existing policy fund is apportioned among the investment divisions or the General Account. Allocation percentages may be any whole number from 0 to 100. The sum of the allocation percentages must equal 100. Of course, You may choose not to allocate a premium to any particular investment division. See “THE GENERAL ACCOUNT” on page 53.

If You use a third party registered investment adviser in connection with allocations among the investment divisions, it is Your responsibility to pay the advisory fees.  Your use of any third party investment advisory or asset allocation servicedoes not constitute Us providing investment advice.

Additional Benefits

You may include additional benefits in Your policy. With some exceptions noted in the descriptions below, certain benefits result in an additional monthly deduction from Your policy fund. We do not limit the number of additional benefits You include with Your policy. Except for the Waiver of Surrender Charge Rider, You may cancel these benefits at any time.  However, canceling these benefits may have adverse tax consequences and You should consult a tax advisor before doing so.

The following briefly summarizes the additional benefits that are currently available:

1.            Accelerated Benefit Rider – Chronic Illness: This rider is automatically included on all newly issued policies.  This benefit provides You with the ability to accelerate a portion of Your policy’s death benefit as an accelerated death benefit.  The actual payment made is called the accelerated benefit payment.   We do not charge a fee for this rider prior to the time of the accelerated benefit payment.

You can elect to accelerate a portion of Your policy’s death benefit under this rider if the Insured person is “Chronically Ill” as defined in the rider.  Generally, “Chronically Ill” means that a Physician, as defined in the rider, has certified within the last 12 months that the insured (a) is permanently unable to perform, for at least 90 consecutive days, at least two out of six “Activities of Daily Living,” which are Bathing, Continence, Dressing, Eating, Toileting, and Transferring or (b) has severe cognitive impairment (each as defined in the rider).  Please refer to the actual rider for Our right to require a second opinion from another Physician.

The tax consequences associated with receiving an accelerated benefit payment under the Accelerated Benefit Rider – Chronic Illness are unclear.  It is possible that such distributions may be treated as taxable withdrawals.  Moreover, the tax consequences associated with reducing the death benefit after We pay an accelerated death benefit are also unclear.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

The accelerated benefit payment will be equal to the following:

1)      The accelerated death benefit, less

2)      An amount for future interest and also expected mortality, less

3)      Any debt repayment amount, less

4)      An administrative fee (this fee may not exceed $200)

On the date that We make an accelerated  benefit payment, We will reduce the death benefit of Your policy by the amount of the accelerated death benefit.  This will occur on each payment date if You choose to receive periodic payments under the accelerated death benefits for Chronic Illness.

The specified amount, any policy fund and any policy debt will be reduced by the ratio of 1. divided by 2., where 1. and 2. are as described below

1.      Accelerated death benefit on the election date.

2.      death benefit immediately prior to the election date.

You can choose the amount of the death benefit to accelerate at the time of the claim. The maximum accelerated death benefit is 24% of the eligible death benefit (which is the death benefit of the policy plus the sum of any additional death benefits on the life of the Insured person provided by any eligible riders) at each election to receive an accelerated death benefit, or $240,000, whichever is less. This amount may be smaller for a final election.  An election is valid for 12 months and only one election can be made in that 12 month period.

Your ability to accelerate a portion of the death benefit is subject to the terms and conditions of the rider itself.

2.            Accelerated Benefit Rider – Terminal Illness: This rider is automatically included on all newly issued policies.  This benefit provides You with the ability to accelerate a portion of Your policy’s death benefit as an accelerated death benefit.  The actual payment made is called the accelerated benefit payment.  We do not charge a fee for this rider prior to the time of the accelerated benefit payment.

You can choose to accelerate a portion of Your policy’s death benefit under this rider if the Insured person has a terminal illness (terminal illness is defined as a condition in which a Physician, as defined in the rider, has certified that the insured’s life expectancy is 24 months or less - but this may be defined by a longer period of time if required by state law).  Please refer to the actual rider form for Our rights to require a second opinion from another Physician.

Pursuant to the Health Insurance Portability and Accountability Act of 1996, We believe that for federal income tax purposes an advanced sum payment made under the Accelerated Benefit Rider – Terminal Illness, should be fully excludable from the gross income of the recipient, as long as the recipient is the Insured person under the policy (except in certain business contexts) and the insured person’s life expectancy is 24 months or less, as certified by a licensed physician.  You should consult a tax advisor if such an exception should apply.  The tax consequences associated with reducing the death benefit after We pay an accelerated benefit are unclear, however.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

The accelerated benefit payment will be equal to the following:

1)      The accelerated death benefit, less

2)      An amount for future interest, less

3)      Any debt repayment amount, less

4)      An administrative fee (this fee may not exceed $200)

On the day We make the accelerated benefit payment, We will reduce the death benefit of Your Policy by the amount of the accelerated death benefit.

The specified amount, any policy fund and any policy debt will be reduced by the ratio of 1. divided by 2., where 1. and 2. are as described below

1. accelerated death benefit on the election date.

2. death benefit immediately prior to the election date:

You can choose the amount of the death benefit to accelerate at the time of the claim. The maximum accelerated death benefit is 50% of the eligible death benefit (which is the death benefit of the policy) at the time You elect to receive an accelerated death benefit, or $500,000, whichever is less.

Your ability to accelerate a portion of the death benefit is subject to the terms and conditions of the rider itself.

3.            Accidental Death Benefit Rider: This rider can be selected at the time of application or added to an inforce  policy.  Under this rider, We will pay an additional benefit if the Insured person dies from a physical injury that results from an accident, provided the Insured person dies before the policy anniversary that is within a half year of his or her 70th birthday. We charge a fee for this rider on the rider  date  and on each monthly anniversary thereafter.

4.            Children’s Insurance Rider 2: This rider can be selected at the time of application or added to an inforce  policy.  This rider provides term life insurance on the lives of the Insured person’s children. Coverage under this rider includes natural children, stepchildren and legally adopted children, between the ages  of 15 days and 18 years. They are covered until the Insured person reaches age  65 or the child reaches age  23, whichever is earlier. We charge a fee for this rider on the rider  date  and on each monthly anniversary thereafter.

The Children's Insurance Rider 2 provides term insurance.  Term insurance, unlike base coverage, does not provide a cash value or an opportunity for the death benefit to grow.  However, the cost of term insurance may be lower than the cost of base coverage.

5.            Enhanced Dollar Cost Averaging (EDCA):  Currently, the EDCA benefit provides that if the DCA source account is the General Account, We will pay an effective annual interest rate of 9% until the end of the first policy year on monies allocated into the EDCA program during the first four policy months.  Neither the EDCA program nor the 9% annual effective rate is guaranteed and both are subject to change or termination without notice.  We do not charge You a fee for this feature.

6.            Flexible Disability Benefit Rider 2: This rider must be selected at the time of application and is only available if You have selected the Waiver of Charges Rider.  Under this rider, We pay a set amount into Your policy fund each month (the amount is on Your Schedule of Policy Benefits).  The benefit is payable when the Insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months.  The disability must start before the policy anniversary following the Insured person’s 60th birthday.  The benefit will continue for as long as the disability lasts or until the Insured person reaches age  65, whichever is earlier. If the amount of the benefit paid into the policy fund is more than the premium amount permitted under the income tax code, then the monthly benefit will be paid to the Insured.

The maximum monthly benefit that can be purchased is the smaller of $500 or the Guideline Level Annual Premium under death benefit option 1 divided by 12. For example, if Your Guideline Level Annual Premium under Option 1 is $3,000, the maximum monthly benefit You can elect is $250.00 (since $3,000/12 = $250 and $250 is smaller than $500).

We charge a fee for this rider on the rider  date  and on each monthly anniversary thereafter until the policy anniversary on which the Insured reaches attained age 60.

7.            Guaranteed Insurability Rider: This rider must be selected at the time of application.  This benefit provides for additional amounts of insurance without further evidence of insurability. We charge a fee for this rider on the rider  date  and on each monthly anniversary thereafter.

8.            Protected Flexibility Rider:  This rider is automatically included on all newly issued policies and We do not charge You a fee for the benefit. This rider has two separate features.  One is a protected death benefit, and the other is an overloan protection benefit.

Protected Death Benefit. This feature guarantees that Your policy will remain in effect and the death benefit, less any policy debt, at the insured’s death, will be equal to the protected death benefit amount, provided the following conditions are met:

1.   You have elected the protected death benefit;

2.   You do not take loans or withdrawals that exceed the protected  death benefit distributable fund; and

3.   You have not elected the overloan protection benefit (see below).

As long as the above conditions are met, this guarantee applies even if the net cash surrender value is insufficient to pay the monthly deductions under Your policy. This rider does not guarantee that other riders and supplemental benefits that are attached to the policy will remain in effect. If Your policy has a premium guarantee rider attached to it, such rider will be terminated upon the election of the protected death benefit. If the protected death benefit distributable fund becomes less than zero, then We will make the following changes to Your policy and send You written notice to Your last known address to inform You of these changes.

1.   We will terminate any riders or supplemental benefits that deduct rider charges or other fees from the policy fund.

2.   We will reduce the face amount to equal the protected death benefit amount.

Note:

•        The protected death benefit distributable fund is an amount equal to 97% of the result of (a) minus (b), where:

(a) is the policy fund; and

(b) is the greater of (1) and (2), where

(1) is (100% - the protected death benefit percentage) multiplied by the policy fund; and

(2) is the protected death benefit fund.

•        The protected death benefit percentage is used to calculate the portion of the policy fund that can be accessed (that is, taken out through a policy loan or partial withdrawal) by the policy owner and still keep the protected death benefit in effect. The protected death benefit percentage  starts at a value of 87% when the Insured reaches age  65, and stays at that level until the Insured reaches age  75; thereafter, the percentage increases to 91% and stays at that level for all higher ages. As the protected death benefit percentage increases, the policy owner has a larger protected death benefit distributable fund, which means a larger percentage of the policy fund can be accessed while keeping the protected death benefit in effect.

Protected Death Benefit Fund.  The protected death benefit fund is used to determine if the protected death benefit is in effect, and it dictates the amount of Your policy fund that is required to be allocated to the General Account. This fund will remain positive as long as You do not take loans or withdrawals in excess of the protected death benefit distributable fund. The protected death benefit fund is not a monetary amount that increases Your policy fund, cash surrender value or any other amount described in Your policy.  Rather, it is a reference value used only to determine whether Your Policy stays in force.

The initial protected death benefit fund is based upon the protected death benefit amount that You choose, and the age, sex and premium class of the insured.  The protected death benefit fund at any time thereafter is equal to the accumulation at the protected death benefit interest rate, of:

1.      the protected death benefit fund on the preceding monthly anniversary; minus

2.      any protected death benefit cost of insurance deduction at the beginning of the current policy month; minus

3.      the protected death benefit expense charge at the beginning of the month; minus

4.      any withdrawals of policy fund in excess of the protected death benefit distributable fund.

Protected Death Benefit Amount. The maximum protected death benefit amount is determined by the net cash surrender value at the time of election. The maximum protected death benefit amount will be less than or equal to Your face amount of insurance at the time You exercise Your right to the protected death benefit.  The minimum protected death benefit amount is $25,000.

The protected death benefit withdrawal amount is equal to the protected  death benefit distributable fund less any policy debt.  Any withdrawal of policy fund up to the protected death benefit withdrawal amount will not reduce the amount of the protected death benefit fund.  If, however, a withdrawal of policy fund exceeds the protected death benefit withdrawal amount, then We will reduce the amount of the protected death benefit fund by the amount by which such withdrawal exceeds the protected death benefit withdrawal amount.  Any reduction of the protected death benefit fund in connection with such an "excess" withdrawal will be accompanied by a reduction in the protected death benefit amount that is equal to (1) multiplied by the ratio of (2) to (3), where:

1.      The protected death benefit amount in effect at the end of the previous day; times

2.      the amount withdrawn from the protected death benefit fund; divided by

3.      the protected death benefit fund on the date of the withdrawal before deducting the amount of the withdrawal.

Impact of Policy Loans.  If You take a policy loan that causes Your policy debt to exceed the protected death benefit distributable fund, the rider will terminate.  Once the rider terminates, it cannot be reinstated.

You may make a loan repayment at anytime while the protected death benefit is available. Loan repayments during this period will be allocated to the General Account. Interest charged on policy debt will continue to accrue while the protected death benefit is available.

Note: In some circumstances, electing the protected death benefit may cause Your policy to become a modified endowment contract as defined by Section 7702A of the Internal Revenue Code. You should consult with and rely upon Your tax advisor prior to making policy changes, taking loans or withdrawals.

Overloan Protection Benefit. We guarantee that during the period that the overloan protection benefit is available, Your policy will remain in effect until the insured’s death, provided that (i) the policy is not terminated due to surrender, and (ii) You do not take loans or withdrawals after the overloan protection effective date (described below).

The overloan protection benefit is available provided the following conditions are met:

1.      the policy has been in effect for at least 15 policy years;

2.      the insured’s attained age is at least age  65; and

3.      You have made withdrawals of all Your premium;

4.      policy debt does not exceed the overloan election amount.

Overloan Election Amount.  The overloan election amount is defined as 89% of the policy fund for attained ages 65 to 74, and 93% of the policy fund for attained ages 75 and older.

Overloan Protection Effective Date. The entire amount of Your policy fund must be allocated to the General Account on and after the overloan protection effective date. If You have any portion of the policy fund in other accounts on the overloan protection effective date, We will transfer it to the General Account on that date.

On and after the overloan protection effective date, the following changes may occur:

1.      if the death benefit is option 2, then it will be changed to death benefit option 1, and the death benefit will be subject to the minimum death benefit provisions below;

2.      if the policy debt does not exceed the face amount as of the of overloan protection effective date, then the face amount will be decreased to equal the policy fund as of the overloan protection effective date; and

3.      all other riders will terminate.

Overloan Protection Period.  The overloan protection period ends on the earlier of:

1.   the insured’s death; or

2.   surrender of the policy; or

3.   the date any loans or withdrawals are taken.

During the overloan protection period:

1.      We guarantee Your policy will remain in effect until the insured’s death, provided the policy is not terminated due to surrender, and no loans or withdrawals are taken after the overloan protection effective date;

2.      the excess policy debt provision in the policy will be suspended; or

3.      all monthly deductions will be taken from the General Account.

4.      We will not allow any:

a.       Premium payments; or

b.      Transfers to the separate accounts; or

c.       Face amount changes; or

d.      Death benefit option changes.

5.      The protected death benefit for this rider will terminate and no longer be available.

Loan repayments can be made at anytime during the overloan protection period.  All loan repayments during this time will be allocated to the General Account.  Interest charged on policy debt will continue to accrue during the overloan protection period.

Note:

  Your policy may become a modified endowment contract (MEC) as defined by Section 7702A of the Internal Revenue Code as of the overloan protection effective date.  You should consult Your tax advisor before allowing Your policy to enter the overloan protection period.
  This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse.  The aim of this strategy is to continue borrowing from the policy until its policy fund is just enough to pay off the policy loans that have been taken out and then relying on the Overloan Protection Benefit to keep the policy in force until the death of the insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the Overloan Protection Benefit provided is lower than the policy’s original death benefit, then the policy might fail to qualify as a life insurance contract under the Internal Revenue Code or might become a MEC,  either of which could result in a significant tax liability attributable to the balance of any outstanding loan.  Second, this strategy will fail to achieve its goal if the policy is a MEC  or becomes a MEC  after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise.  Before  purchasing the policy, anyone considering using the policy as a source of tax-free income by taking out policy loans should consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

9.            Waiver of Charges Rider: This rider can be selected at the time of application or added to an inforce  policy with proof of insurability.  With this benefit, We waive monthly deductions from the policy fund during  the total disability of the Insured, if the Insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months. If a disability starts before the policy anniversary following the Insured person’s 60th birthday, then We will waive monthly deductions from the policy fund for as long as the disability continues. If a disability starts after the policy anniversary following the Insured person’s 60th birthday, then You will not receive any benefit under this rider.

We charge a fee for this rider on the rider  date  and on each monthly anniversary thereafter.

10.        Waiver of Surrender Charge Rider:  This rider must be selected at the time of application and, once elected, may not be cancelled.  This benefit eliminates Your surrender charge in all years of the surrender charge period.   If applicable to Your policy, the charge for this rider will be shown on the Schedule of Policy Benefits page of Your policy.  The charge for this rider is deducted on the rider date and on each monthly anniversary thereafter only in policy years 1 through 14.   For more information on the charge for this rider, see “Charge for Waiver of Surrender Charge Rider.” on page 56.

The elimination of the surrender charges does not apply if the policy is being exchanged or replaced during the surrender charge period, the first 14 policy  years, with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange.

SEPARATE ACCOUNT INVESTMENT CHOICES

Our Separate Account And Its Investment Divisions

The “Separate Account” is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies. The Separate Account meets the definition of a “Separate Account” under the federal securities laws. Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National’s other assets.  Midland National is obligated to pay all amounts guaranteed under the policy.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums in up to fifteen of the fifty-eight investment divisions currently available in Our Separate Account at any one time.

The Funds

Each of the portfolios available under the policy is a “series” of its investment company.  Currently there are fifty-eight investment divisions available.

The funds’ shares are bought and sold by Our Separate Account at net asset value. More detailed information about the funds  and their investment objectives, policies, risks, expenses and other aspects of their operations appear in their prospectuses, which accompany this prospectus.

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from “Rule 12b-1” fees deducted from fund assets.  Policy owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees.  The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds  that are attributable to the Policies and other variable insurance products issued by Midland National.  These percentages currently range up to 0.25% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering (i) the Policies, and (ii) in its role as an intermediary, the funds.  Midland National and its affiliates may profit from these payments.

Investment Policies Of The Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio’s objectives and policies affect its returns and risks. Each investment division’s performance depends on the experience of the corresponding portfolio. The objectives of the portfolios are as follows:

Portfolio	Investment Objective
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Diversified Dividend Fund – Series I Shares (Formerly Invesco V.I. Dividend Growth Fund)

The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund will normally invest at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and have the potential for increasing dividends.

Invesco V.I. Global Health Care Fund – Series I Shares

The Fund’s investment objective is long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities issued by domestic and foreign companies and governments engaged primarily in the healthcare industry.

Invesco V.I. International Growth Fund – Series I Shares

The Fund's investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the Fund’s portfolio managers to have strong earnings growth. The Fund invests primarily in equity securities.

The Alger Portfolios
Alger Capital Appreciation Portfolio	Seeks long-term capital appreciation.
Alger Large Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio	Seeks long-term capital appreciation.
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	Seeks capital growth.
American Century VP International Fund	Seeks capital growth.
American Century VP Value Fund	Seeks long-term capital growth. Income is a secondary objective.
Fidelity® Variable Insurance Products
VIP Asset ManagerSM Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
VIP Asset Manager: Growth® Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk.
VIP Contrafund® Portfolio	Seeks long-term capital appreciation.
VIP Equity-Income Portfolio

Seeks reasonable income. Will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

VIP Freedom 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom Income Portfolio	Seeks high total return with a secondary objective of principal preservation.
VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation.
VIP Growth Opportunities Portfolio	Seeks to provide capital growth.
VIP Growth Portfolio	Seeks to achieve capital appreciation.
VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital.
VIP Index 500 Portfolio	Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital.
VIP Mid Cap Portfolio	Seeks long-term growth of capital.
VIP Money Market Portfolio*	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
VIP Overseas Portfolio	Seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Large Cap Value Fund	Seeks long-term capital appreciation.
Goldman Sachs VIT Structured Small Cap Equity Fund	Seeks long-term growth of capital.
Lord Abbett Series Fund, Inc.
Lord Abbett Calibrated Dividend Growth Portfolio (Formerly Lord Abbett Capital Structure Portfolio)	Seeks current income and capital appreciation.
Lord Abbett Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett International Opportunities Portfolio	Seeks long-term capital appreciation.
Lord Abbett Mid Cap Stock Portfolio (Formerly Lord Abbett Series Fund, Inc. Mid Cap Value Portfolio)	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
MFS® Variable Insurance Trusts
MFS® VIT Growth Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® VIT New Discovery Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® VIT Research Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® VIT Total Return Series	Seeks total return. The fund’s objective may be changed without shareholder approval.
MFS® VIT Utilities Series	Seeks total return. The fund’s objective may be changed without shareholder approval.

Neuberger Berman Advisers Management Trust

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Formerly Neuberger Berman AMT Regency Portfolio)	Seeks growth of capital.
PIMCO Variable Insurance Trust
PIMCO VIT High Yield Portfolio**	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ProFunds Trust
ProFund VP Japan

Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average. The Fund seeks to provide a return consistent with an investment in the component equities in the Index hedged to U.S. Dollars. The Fund determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of the dollar-denominated Nikkei 225 futures contracts traded in the United States.

ProFund VP Oil & Gas	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
ProFund VP Small-Cap Value	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600 Value Index.
ProFund VP Ultra Mid-Cap

Seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400®. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund

Seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration. Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities.

Vanguard Variable Insurance Fund Portfolios

Vanguard® VIF Balanced Portfolio	Seeks to provide long-term capital appreciation and reasonable current income.
Vanguard® VIF High Yield Bond Portfolio***	Seeks to provide high level of current income.
Vanguard® VIF International Portfolio	Seeks to provide long-term capital appreciation.
Vanguard® VIF Mid-Cap Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard® VIF REIT Index Portfolio	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Vanguard® VIF Short-Term Investment-Grade Portfolio	Seeks to provide current income while maintaining limited price volatility.
Vanguard® VIF Small Company Growth Portfolio	Seeks to provide long-term capital appreciation.
Vanguard® VIF Total Bond Market Index Portfolio	Seeks to track the performance of a broad, market-weighted bond index.
Vanguard® VIF Total Stock Market Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

*During extended periods of low interest rates, the yields of money market investment division may become extremely low and possibly negative.

**Under normal circumstances, the fund invests, at least 80% of its assets in a diversified portfolio of high yield securities (commonly known as "junk bonds").

***The fund invests mainly in a diversified group of high-yielding, higher risk corporate bonds, commonly known as "junk bonds," with lower-range credit quality ratings.

American Century Investment Management, Inc. manages the American Century VP Portfolios.  Fidelity Management & Research Company (FMR) is the manager for the Fidelity Variable Insurance Products (VIP) Portfolios except for the Fidelity Freedom fund’s which are managed by Strategic Advisers, Inc.  Fred Alger Management, Inc. manages The Alger Portfolios.  Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds. Invesco Advisers, Inc. manages the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Lord, Abbett & Co. LLC manages the Lord Abbett Series Fund, Inc.  MFS® Investment Management manages the MFS® Variable Insurance TrustSM.  Neuberger Berman Management LLC manages the AMT Portfolios.  Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust.  ProFund Advisors LLC is the investment advisor to ProFunds Trust. Van Eck Associates Corporation manages the Van Eck VIP Trust. The Vanguard Group, Inc. offers the Vanguard Variable Insurance Fund. Of the portfolios offered within the Fund, Vanguard provides investment advisory services for the Mid-Cap  Index Portfolio, the REIT Portfolio, the Short-Term Investment-Grade Portfolio, the Total Bond Market Index Portfolio, and the Total Stock Market Index Portfolio. Vanguard and Granahan Investment Management, Inc. provide investment advisory services for the Small Company Growth Portfolio. Wellington Management Company, LLP provides investment advisory services for the Balanced Portfolio and the High Yield Bond Portfolio. Baillie Gifford Overseas Ltd., M&G Investment Management Limited, and Schroder Investment North America Inc. provide investment advisory services for the International Portfolio. Vanguard is a trademark of the Vanguard Group, Inc.

The fund portfolios available under these policies are not available for purchase directly by the general public. In addition, the fund portfolios are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.

Nevertheless, the investment performance and results of any of the funds’ portfolios that are available under the policies may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment advisor or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the policy are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment adviser) will make payments to Us, and the amount of any such payments.  We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the policies, and, in Our role as an intermediary, the funds.  We may profit from these payments.

You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and Your investment goals, financial situation, and risk tolerance.  Because investment risk is borne by You, decisions regarding investment allocations should be carefully considered.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund's prospectus, statement of additional information and annual and semi/annual reports.  Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio.   You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the risk of any decline in Your policy fund resulting from the performance of the portfolios You have chosen.

Midland National does not provide investment advice and does not recommend or endorse any particular fund or portfolio.

You should carefully consider the investment objectives, risks, and charges and expenses of the portfolios before investing.  The portfolios' prospectuses contain this and other information and should be read carefully before investing. You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Phone: (800) 272-1642

Fax: (605) 335-3621 or toll-free (877) 208-6136

Effects of Market Timing

Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the General Account (“Harmful Trading”) can cause risks with adverse effects for other policy owners (and beneficiaries and portfolios).  These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

The ProFunds portfolios are designed for, and affirmatively permit, frequent and short term trading. Therefore, they may be more susceptible to these harmful effects than other portfolios. These portfolios might not be appropriate for long-term investors.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed large, or short-term transfers among investment divisions of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Charges In The Funds

The funds  charge for managing investments and providing services. Each portfolio’s charges vary.

The Fidelity VIP portfolios have an annual management fee. That is the sum of an individual fund fee rate and a group fee rate based on the monthly average net assets of Fidelity Management & Research Company’s mutual funds. In addition, each of these portfolios’ total operating expenses includes fees for management and shareholder services and other expenses (custodial, legal, accounting, and other miscellaneous fees). The fees for the Fidelity VIP portfolios are based on the Initial Class. See the Fidelity VIP prospectuses for additional information on how these charges are determined and on the minimum and maximum charges allowed.

The funds, with the exception of Fidelity VIP, have annual management fees that are based on the monthly average of the net assets in each of the portfolios. The funds  may also impose redemption fees, which We would deduct from Your policy fund.  See each portfolio company’s prospectus for details.

Asset Allocation Program

The following is a general description of the asset allocation program available under the policy.  A complete description of each model is available in the consumer brochure for the asset allocation program that is available upon request from Your registered representative.

General

Under Midland National’s asset allocation program, five static models have been developed based on different profiles of an investor’s financial goals, willingness to accept investment risk, investment time horizon and other factors.  You can elect one of these models or create Your own “self-directed” portfolio. Please note: static asset allocation models do not change or have updates to correspond with current market conditions.

The static asset allocation models available are not offered by this prospectus and are not part of Your policy.  Asset allocation models are a separate service We make available in connection with the policy at no additional charge to You, to help You select investment options.  Asset allocation programs are an investment strategy for distributing assets among asset classes to help attain an investment goal.  For Your policy, the asset allocation models can help with decisions You need to make about how to allocate Your policy fund among available subaccounts (and their corresponding portfolios).  The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

There is no assurance that investment returns will be better through participation in an asset allocation program.  Your policy may still lose money and experience volatility.

The Asset Allocation Models

There are five static asset allocation models currently available.  All of the models involve some degree of investment risk, including the risk of investment losses. Please note: static asset allocation models do not change or have updates to correspond with current market conditions.

Conservative – The conservative investor is particularly sensitive to short-term losses, but still has the goal of beating expected inflation over the long run. A conservative investor's aversion to short-term losses could compel him/her to shift into the most conservative investment if losses occur.  Conservative investors would accept lower long-term return in exchange for smaller and less frequent changes in portfolio value (i.e. less volatility). Analyzing the risk-return choices available, a conservative investor is usually willing to accept a lower return in order to seek relatively more safety of his or her investment.  However, even this model involves some risk of investment loss.

Moderate Conservative – This model is appropriate for the investor who seeks both modest capital appreciation and income from his/her portfolio.  This investor will have either a moderate time horizon or a slightly higher risk tolerance than the most conservative investor in a conservative range.  While this model is still designed to preserve the investor’s capital over the long term, fluctuation in value (and investment losses) may occur from year to year.

Moderate – The moderate investor is willing to accept more risk than the conservative investor is, and does not try to minimize investment losses but is probably not comfortable with and less willing to accept the short-term risk associated with achieving a long-term return substantially above the inflation rate. A moderate investor is somewhat concerned with short-term losses and would shift to a more conservative option in the event of significant short-term losses.  Achieving long-term return and safety of investment are of equal importance to the moderate investor.

Moderate Aggressive – Designed for investors with a high tolerance for risk and a longer time horizon.  This investor has little need for current income and seeks above-average growth from his/her investable assets.  The main objective of this range is capital appreciation, and these investors should be able to tolerate fluctuation in value and some losses in their portfolio values.

Aggressive - The aggressive portfolio should be constructed with the goal of maximizing long-term expected returns rather than to minimize possible short-term losses.  The aggressive investor values high returns relatively more and can tolerate both large and frequent fluctuations in portfolio value in exchange for a potentially higher long-term return.

The Current Models

Asset allocation models allocate policy fund among different asset classes, as discussed above, and one or more specific fund portfolios is/are used within each asset class.

Currently, the asset allocation models are made up of the following target percentages of asset classes:

Conservative

  60% Intermediate Bonds
  12% Cash Equivalents
  6% Large Cap Value
  6% High-Yield Bonds
  5% International Equity
  4% Large Cap Growth
  4% Mid Cap Equity
  3% Global Hard Assets

Moderate Conservative

  45% Intermediate Bonds
  7% Cash Equivalents
  10% Large Cap Value
  5% High-Yield Bonds
  11% International Equity
  8% Large Cap Growth
  8% Mid Cap Equity
  3% Small Cap Equity
  3% Global Hard Assets

Moderate

  33% Intermediate Bonds
  3% Cash Equivalents
  13% Large Cap Value
  4% High-Yield Bonds
  16% International Equity
  11% Large Cap Growth
  11% Mid Cap Equity
  5% Small Cap Equity
  4% Global Hard Assets

Moderate Aggressive

  19% Intermediate Bonds
  16% Large Cap Value
  3% High-Yield Bonds
  22% International Equity
  14% Large Cap Growth
  14% Mid Cap Equity
  7% Small Cap Equity
  5% Global Hard Assets

Aggressive

  5% Intermediate Bonds
  18% Large Cap Value
  29% International Equity
  16% Large Cap Growth
  17% Mid Cap Equity
  10% Small Cap Equity
  5% Global Hard Assets

Currently, the asset allocation models are made up of the following fund portfolios, by asset class:

Intermediate Bonds:

  PIMCO VIT Total Return Portfolio
  Fidelity VIP Investment Grade Bond Portfolio

Cash Equivalents:

  Fidelity VIP Money Market Portfolio

Large Cap Value:

  American Century VP Value Fund

Large Cap:

  Fidelity VIP Index 500 Portfolio

High-Yield Bonds:

  Fidelity VIP High Income Portfolio

International Equity:

  Invesco V.I. International Growth Fund
  Vanguard VIF International Portfolio

Large Cap Growth:

  MFS® VIT Growth Series

Mid Cap Equity:

  Vanguard VIF Mid-Cap Index Portfolio

Small Cap Equity:

  Vanguard VIF Small Company Growth Portfolio
  ProFunds VP Small-Cap Value

Hard Assets:

  Van Eck VIP Global Hard Assets Fund

Selecting an Asset Allocation Model

If You participate in the asset allocation program, then You must complete a questionnaire that, among other things, solicits information about Your personal investment risk tolerance, investment time horizon, financial goals and other factors.  Based on Your responses to that questionnaire, a particular asset allocation model may be suggested for Your use.

Although You may only use one model at a time, You may elect to change to a different model at any time as Your tolerance for risk and/or Your needs and objectives change or for any other reason.  Using the questionnaire and in consultation with Your representative, You may determine a different model better meets Your risk tolerance and time horizons.  There is no fee to change to a different model.

It is Your responsibility to select or change Your asset allocation model.  Your representative can provide You with information that may assist You in selecting a model appropriate for Your risk tolerance.  Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee they will perform better than a self-directed portfolio.  A model may fail to perform as intended, or may perform worse than any single investment portfolio, asset class or different combination of investment options.  In addition, the models are subject to all of the risks associated with the separate account investment portfolios.

Generally, You are free to move from one allocation model to another and to move in and out of the allocation models.  However, if You have an optional rider that limits Your investment options, and You reallocate Your policy fund or premium in a way that is not permitted by the rider, then the rider will terminate.

Your policy fund and future premium allocations will remain static based on the model that was in effect at the time You elected the model unless You provide Us with new instructions.

We are not registered as an investment advisor and are not providing any investment advice in making asset allocation models or self-directed portfolios available to Our policy owners.  Furthermore, Your registered representative is not providing any investment advice related to the asset allocation program.

USING YOUR POLICY FUND

The Policy Fund

Your policy fund is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a policy loan). Your policy fund reflects various charges. See “DEDUCTIONS AND CHARGES” on page 54. Monthly deductions are made on the policy date and on the first day of each policy month. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

Your policy fund begins with Your first premium payment.  From Your premium We deduct a premium charge, any applicable service charge, and the first monthly deduction (and any per premium expenses) as described in the “Deductions From Your Premiums” section on page 54.  The balance of the premium is Your beginning policy fund.

Your policy fund reflects:

•        the amount and frequency of premium payments,

•        deductions for the cost of insurance, additional benefits and other charges,

•        the investment performance of Your chosen investment divisions,

•        interest earned on amounts allocated to the General Account,

•        the impact of loans, and

•        the impact of partial withdrawals.

We guarantee amounts allocated to the General Account. The guarantee is subject to Our financial strength and claims-paying ability.  There is no guaranteed minimum policy fund for amounts allocated to the investment divisions of Our Separate Account. An investment division’s performance will cause Your policy fund to go up or down. You bear that investment risk.

Amounts In Our Separate Account

Amounts allocated or transferred to the investment division are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums, repay loans or transfer amounts to that division. Accumulation units are redeemed when You make withdrawals, when You transfer amounts from an investment division (including transfers for loans), when We make monthly deductions and charges, and when We pay the death benefit. The number of accumulation units purchased or redeemed in an investment division is calculated by dividing the dollar amount of the transaction by the division’s accumulation unit value next determined at the end of the business day on which the transaction occurs; if the transaction occurs after 3:00 p.m. Central Time, then We will use the investment division's accumulation unit value on the next business day.    The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

How We Determine The Accumulation Unit Value

We determine accumulation unit values for the investment divisions at the end of each business day. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolio’s realized and unrealized capital gains and losses, the funds’ expenses, and Our deductions and charges. The accumulation unit value for each investment division is set at $10.00 on the first day there are policy transactions in Our Separate Account associated with these policies. After that, the accumulation unit value for any business day is equal to the accumulation unit value for the previous business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

•        We take the value of the shares belonging to the division in the corresponding fund portfolio at the close of business that day (before giving effect to any policy transactions for that day, such as premium payments or surrenders). We use the share value reported to Us by the fund.

•        We add any dividends or capital gains distributions paid by the portfolio on that day.

•        We divide this amount by the value of the amounts in the investment division at the close of business on the preceding business day (after giving effect to any policy transactions on that day).

•        We may also subtract any daily charge for taxes or amounts set aside as tax reserves.

Policy Fund Transactions and “Good Order”

The transactions described below may have different effects on Your policy fund, death benefit, face amount or cost of insurance deductions. You should consider the net effects before making any policy fund transactions. Certain transactions have fees. Remember that upon completion of these transactions, You may not have Your policy fund allocated to more than 15 investment divisions.

Good Order.  We cannot process Your requests for transactions relating to Your policy fund until We have received them in good order at Our Administrative Office.  “Good order” means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction.  This information and documentation generally includes, to the extent applicable, Your completed application, the policy number, the transaction amount (in dollars), the full names of and allocations to and/or from the investment divisions affected by the requested transaction, the signatures of all policy owners (exactly as registered on the policy) social security number or taxpayer I.D., and any other information or supporting documentation that We may require.  With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

Transfer Of Policy Fund

You may transfer amounts among the investment divisions and between the General Account and any investment divisions. To make a transfer of policy fund, write to Our Administrative Office at the address shown on page one of this prospectus.  You may also call-in Your requests to Our Administrative Office toll-free at (800) 272-1642 or fax Your requests to Our Administrative Office at (605)373-8557 or toll-free (877) 841-6709.  Any requests sent to other numbers may not be considered received in Our Administrative Office.  Currently, You may make an unlimited number of free transfers of policy fund in each policy year (subject to “Transfer Limitations” below).  However, We reserve the right to assess a $25 charge for each transfer after the 12th in a policy year. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.  If We charge You for making a transfer, then We will allocate the charges as described under “Deductions and Charges - How Policy Fund Charges Are Allocated” on page 56. Although a single transfer request may include multiple transfers, it will be considered a single transfer for the purpose of assessing any transfer charge.

The total amount that can be transferred from the General Account to the Separate Account, in any policy year, cannot exceed the larger of:

1.      25% of the unloaned amount in the General Account at the beginning of the policy year, or

2.      $25,000. (We reserve the right to decrease this to $1,000.)

These restrictions may prolong the period of time it takes to transfer Your total policy fund assets in the General Account to investment divisions and, therefore, You should carefully consider whether investment in the General Account meets Your needs and investment criteria.

These limits do not apply to transfers made in a Dollar Cost Averaging program or Enhanced Dollar Cost Averaging program that extends over a time period of 12 or more months.

Completed transfer requests received, in good order, at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. We may delay transfers under certain circumstances.  See “WHEN WE PAY PROCEEDS FROM THIS POLICY” on page 70.

The minimum transfer amount is $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the minimum transfer amount.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment divisions, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by policy owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our policy owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the “market timing procedures”).  Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other policy owners or portfolio shareholders.

More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a policy within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market, followed by a transfer from Fidelity VIP Money Market back to MFS VIT New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same policy) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that policy’s transfer privileges and We will not accept another transfer request for 14 business days.  We will attempt to inform the policy owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days.  If We do not succeed in reaching the policy owner or registered representative by phone, We will send a letter by first class mail to the policy owner’s address of record.

We apply Our market timing procedures to all of the investment divisions available under the policy, including those investment divisions that invest in portfolios that affirmatively permit frequent and short-term trading (such as the ProFunds portfolios). However, We offer other variable products that do not apply market-timing procedures with respect to those portfolios (that is, frequent or short-term trading is permitted). In addition, other insurance company’s offer variable life insurance and annuity contracts that may permit short-term and frequent trading in those portfolios. Therefore, if You allocate premiums or Your policy fund to investment divisions that invest in the ProFunds portfolios, You may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reverse a potentially harmful transfer.   If so, We will inform the policy owner and/or registered representative.  The policy owner will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account A, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division.

You should be aware that, as required by SEC regulation, We have entered into a written agreement with each underlying fund  or principal underwriter that obligates Us to provide the fund, upon written request, with information about You and Your trading activities in the investment divisions investing in the fund’s  portfolios.  In addition, We are obligated to execute instructions from the funds  that may require Us to restrict or prohibit Your investment in a specific investment division investing in a fund  portfolio if the corresponding fund  identifies You as violating the frequent trading policies that the fund  has established for that portfolio.  You should read the prospectuses of the portfolios for more details on their ability to refuse of restrict purchases or transfers of their shares.

If We receive a premium payment from You with instructions to allocate it into a portfolio of a fund  that has directed Us to restrict or prohibit Your trades into the investment division investing in the same portfolio, then We will request new allocation instructions from You.  If You request a transfer into an investment division investing in a portfolio of a fund  that has directed Us to restrict or prohibit Your trades, then We will not effect the transfer.

In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other policy owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).  We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by policy owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment divisions.  For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more policies that We believe are connected (for example, two policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program, enhanced dollar cost averaging program, and portfolio rebalancing program in these limitations.  We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others.  We may not always apply these detections methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all policy owners that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original “wet” policy owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means).  We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Policy owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the policy may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of policy owners determined to be engaged in transfer activity that may adversely affect other policy owners or portfolios’ shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer.  Some market timers may get through Our controls undetected and may cause dilution in unit values for others.  We apply Our market timing procedures consistently to all policy owners without special arrangement, waiver, or exception.  We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions. By allocating monthly, as opposed to allocating the total amount at one time, You may reduce the impact of market fluctuations. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. You must complete the proper request form and send it to Us at Our Administrative Office, and there must be a sufficient amount in the DCA source account. The minimum amount required in the DCA source account for DCA to begin is the sum of $2,400 and the minimum premium. You can get a sufficient amount by paying a premium with the DCA request form, allocating net premiums, or transferring amounts to the DCA source account. The DCA election will specify:

a.       the DCA source account from which DCA transfers will be made,

b.      that any money received with the form is to be placed into the DCA source account,

c.       the total monthly amount to be transferred to the other investment divisions, and

d.      how that monthly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payments You intend to apply to DCA.

Once DCA is elected, additional net premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payment received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a policy year.

If it is requested when the policy is issued, then DCA will start at the beginning of the 2nd policy month. If it is requested after issue, then DCA will start at the beginning of the 1st policy month which occurs at least 30 days after the request is received.

DCA will last until the value in the DCA source account is exhausted or until We receive Your written termination request. DCA automatically terminates on the maturity date.

We do not charge any specific fees for You to participate in a DCA program. However, transfers made through a DCA program which only extends for fewer than 12 months will be included in counting the number of transfers of policy fund. While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 12th one in any policy year.

We reserve the right to end the DCA program by sending You one month’s notice.

Enhanced Dollar Cost Averaging (EDCA)

By Midland National’s current Company practice, if the source account is the General Account, We will pay an effective annual interest rate of 9% on the declining balance in the General Account until the end of the first policy year on monies allocated into the EDCA program during the first four policy months. Neither the EDCA program nor the 9% annual effective rate is guaranteed and both are subject to change without notice.  There is no charge for this feature.

Portfolio Rebalancing

The Portfolio Rebalancing Option allows policyowners, who are not participating in a Dollar Cost Averaging program, to have the Company automatically reset the percentage of policy fund allocated to each investment division to a pre-set level. You can select rebalancing to occur, quarterly, semi-annually or annually. For example, You may wish to specify that 30% of Your policy fund be allocated to the Fidelity VIP Growth investment division, 40% in the Fidelity VIP High Income investment division and 30% in Fidelity VIP Overseas investment division. Over time, the variations in the investment division’s investment results will shift the percentage allocations of Your policy fund. If You elect this option, then at each selected interval, We will transfer amounts needed to “balance” the policy fund to the specified percentages selected by You.

Rebalancing is not available to amounts in the General Account.  Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Even with a Portfolio Rebalancing Option, You can only allocate Your total policy fund in up to at most 15 investment divisions. Portfolio Rebalancing will remain in effect until We receive Your written termination request.  We reserve the right to end the Portfolio Rebalancing Option by sending You one month’s notice. Contact Us at Our Administrative Office to elect the Portfolio Rebalancing Option.

We do not charge any specific fees for You to participate in a portfolio rebalancing program. However, transfers made through a portfolio rebalancing program which only extends for fewer than 12 months will be included in counting the number of transfers of policy fund. While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 12th one in any policy year.

Automatic Distribution Option

You may choose to receive automatic distributions of Your net cash surrender value on a monthly, quarterly, semi-annual, or annual basis at any time by completing the Request for Automatic Distributions form and sending it to Us.  This option allows You to receive periodic income from Your policy’s net cash surrender value by simply filling out one form and allowing Us to process the necessary loans and partial withdrawals.  While this option is available at any time during the life of Your policy, it is best to delay distributions from Your life insurance policy for as long as possible.  Any distributions that You take from Your policy result in reductions to the policy proceeds payable at the time of the insured’s death and policy fund of the policy.  This automatic distribution option is mainly intended for distributions after Your surrender charge period has expired and is often used during retirement years.

When We receive the completed Automatic Distribution form, We will begin processing partial withdrawals on the following monthly anniversary.  Such partial withdrawals will be taken from the net cash surrender value in the amount and frequency You selected until We have distributed an amount equal to all premiums paid.  Partial withdrawals processed under the automatic distribution option will not be subject to the $25 fee that We normally charge when there is more than one partial withdrawal in a policy year.  When the amount distributed equals the amount of all premiums paid, We will begin processing loans in the amount and frequency You selected for as long as the policy’s net cash surrender value will support these loans.

The automatic distributions will continue until You send Us a written request to discontinue the distributions or until the policy’s net cash surrender value is insufficient to support additional withdrawals or loans.  There is not a separate charge for the automatic distribution option.  Any policy loans or partial withdrawals will result in a reduction to the policy proceeds from what would otherwise be payable to Your beneficiary at the insured’s death and the policy’s policy fund.   There may be tax consequences in taking automatic distributions from Your policy if it is or becomes a modified endowment contract.  Please consult a tax advisor prior to beginning an automatic distribution program so that You are knowledgeable about the tax impact of any partial withdrawals and policy loans.

Policy Loans

Using only Your policy as security, You may borrow up to 92% of the net  cash surrender value (the policy fund less the surrender charge minus any policy debt). If You request an additional loan, then the outstanding loan and loan interest will be added to the additional loan amount and the original loan will be canceled. Thus, You will only have one outstanding loan.  A loan taken from, or secured by, a policy may have federal income tax consequences. See “Tax Effects” on page 59.

Interest Credited on Policy Loans: The portion of the General Account that is equal to the policy loan will be credited with interest at a rate of 3% per year.

Policy Loan Interest Charged: Currently, the annual interest rate We charge on standard loans is 4.5%. We guarantee that the rate charged on standard loans will not exceed 8% per year.

Interest is due on each policy anniversary or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured’s death. If You do not pay the interest when it is due, then it will be added to Your outstanding loan and allocated based on the deduction allocation percentages for Your policy fund. This means We make an additional loan to pay the interest and will transfer amounts from the General Account or the investment divisions to make the loan. If We cannot allocate the interest based on these percentages, then We will allocate it as described below.

After the 5th policy year, We guarantee that We will offer zero cost loans on 92% of the net cash surrender value. The annual interest rate charged on zero cost loans is guaranteed to be 3% (which is the same rate We guarantee to credit on zero cost loans). We guarantee this rate unless a higher interest rate is required by the Internal Revenue Service. If the Internal Revenue Service requires a higher policy loan interest rate, We will charge the minimum interest rate allowed. A zero cost loan may have tax consequences. See “Tax Effects” on page 59.

You may request a loan by writing to Our Administrative Office.  You may also request a policy loan by faxing Us at Our Administrative Office at (605) 373-8557 or toll-free (877) 841-6709. Any requests sent to another number will not be considered received in Our Administrative Office.  You should tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated according to Your deduction allocation percentages as described under “How Policy Fund Charges Are Allocated” on page 56. If the loan cannot be allocated this way, then We will allocate it in proportion to the unloaned amounts of Your policy fund in the General Account and each investment division. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division (and transfer these amounts to the General Account).

Repaying the Loan: You may repay all or part of a policy loan while Your policy is inforce. While You have a policy loan, We assume that any money You send Us is meant to repay the loan. If You wish to have any of these payments serve as premium payments, then You must tell Us in writing.

You may choose how You want Us to allocate Your repayments. If You do not give Us instructions, We will allocate Your repayments based on Your premium allocation percentages.

The Effects Of A Policy Loan On Your Policy Fund: A loan against Your policy will have a permanent effect on Your policy fund and benefits, even if the loan is repaid. When You borrow on Your policy, We transfer Your loan amount into Our General Account where it earns a declared rate of interest. You cannot invest that loan amount in any Separate Account investment divisions. You may earn more or less on the loan amount, depending on the performance of the investment divisions and whether they are better or worse than the 3% annual interest We credit on the portion of the General Account securing the loan.  A policy loan will reduce the policy’s ultimate death benefit and net cash surrender value.

Your Policy May Lapse: Your loan may affect the amount of time that Your policy remains inforce. For example, Your policy may lapse because the loaned amount cannot be used to cover the monthly deductions that are taken from Your policy fund. If these deductions are more than the net cash surrender value of Your policy, then the policy’s lapse provision may apply. Since the policy permits loans up to 92% of the cash surrender value (the policy fund less the surrender charge) minus any policy debt, loan repayments or additional premium payments may be required to keep the policy inforce, especially if You borrow the maximum. We may withhold two months of anticipated policy costs from the total amount available for loan to help prevent your policy from immediately entering a grace period.

Withdrawing Money From Your Policy Fund

You may request a partial withdrawal of Your net cash surrender value by writing to Our Administrative Office. You may also fax Your requests to Our Administrative Office at (605) 373-8557 or toll-free (877) 841-6709.  Any requests sent to another number will not be considered received in Our Administrative Office.  If You make more than one partial withdrawal in a policy year, We will impose a partial withdrawal charge as explained in the paragraph entitled “Withdrawal Charges” listed below.   Partial withdrawals are subject to certain conditions. They must:

•        be at least $200,

•        in the first policy year, total no more than 50% of the net cash surrender value (the limit is 90% in subsequent policy years),

•        allow the death benefit to remain above the minimum for which We would issue the policy at that time, and

•        allow the policy to still qualify as life insurance under applicable tax law.

You may specify how much of the withdrawal You want taken from each investment division and Our General Account.  If You do not tell Us, then We will make the withdrawal as described in “Deductions and Charges - How Policy Fund Charges Are Allocated” on page 56.

Completed partial withdrawal requests received in good order at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

In general, We do not permit You to make a withdrawal of monies for which Your premium check has not cleared Your bank.

Withdrawal Charges. When You make a partial withdrawal more than once in a policy year, a charge of $25 will be deducted from Your policy fund. If You do not give Us instructions for deducting the charge, then it will be deducted as described under “Deductions and Charges - How Policy Fund Charges Are Allocated” on page 56.  This charge does not apply to withdrawals under the Automatic Distribution Option.

The Effects Of A Partial Withdrawal. A partial withdrawal reduces the amount in Your policy fund, the cash surrender value and generally the death benefit on a dollar-for-dollar basis. However, if the death benefit is based on the corridor percentage multiple, then the death benefit reduction could be greater. If You have elected death benefit option 1, then We will also reduce the face amount of Your policy so that there will be no change in the net amount at risk. Both the withdrawal and any reductions will be effective as of the business day We receive Your request in good order at Our Administrative Office if it is received before 3:00 p.m. Central Time.  If We receive Your request in good order at Our Administrative Office after 3:00 p.m. Central Time, then it will be effective on the following business day.

Depending on individual circumstances, a policy loan might be better than a partial withdrawal if You need temporary cash. A withdrawal may have tax consequences. See “Tax Effects” on page 59.

Surrendering Your Policy

You may surrender Your policy for its net cash surrender value while the Insured person is living. You do this by sending both a written request and the policy to Our Administrative Office. If You surrender Your policy or allow it to lapse during the surrender charge period, We will assess a surrender charge.  The net cash surrender value equals the cash surrender value minus any policy debt.  The net cash surrender value may be very low, especially during the early policy years.  During the surrender charge period (this period of time is the earlier of (a) 14 policy years after the date of issue or an increase in face amount or (b) attained age 95), the cash surrender value is the policy fund minus the surrender charge. After the surrender charge period, the cash surrender value equals the policy fund. We will compute the net cash surrender value as of the business day We receive Your request in good order and policy at Our Administrative Office. All of Your insurance coverage will end on that date.

If You have selected the Waiver of Surrender Charge Rider, the cash surrender value always equals the policy fund.  See “Charge for Waiver of Surrender Charge Rider” on page 56.

Completed surrender requests received in good order at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed surrender request in good order after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

A surrender may have income tax consequences.  See “Tax Effects” on page 59.

THE GENERAL ACCOUNT

You may allocate all or some of Your policy fund to the General Account. The General Account pays interest at a declared rate. We guarantee the principal after deductions. The General Account supports Our insurance and annuity obligations. Any amounts in the General Account are subject to Our financial strength and claims-paying ability and Our long-term ability to make such payments.  We issue other types of insurance policies as well, and We also pay Our obligations under those products from Our assets in the General Account.

Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act.

You may accumulate amounts in the General Account by:

•        allocating net premium and loan payments,

•        transferring amounts from the investment divisions,

•        securing any policy loans, or

•        earning interest on amounts You already have in the General Account.

This amount is reduced by transfers, withdrawals and allocated deductions.

We pay interest on all Your amounts in the General Account. The annual interest rates will never be less than 3.0%. We may, at Our sole discretion, credit interest in excess of 3.0% per year.  You assume the risk that interest credited may not exceed 3.0% per year. We may pay different rates on unloaned and loaned amounts in the General Account. Interest compounds daily at an effective annual rate that equals the annual rate We declare.

You may request a transfer between the General Account and one or more of the investment divisions, within limits. See “Transfer Of Policy Fund” on page 45.

The General Account may not be available in all states. Your state of issue will determine if the General Account is available on Your policy. Please check Your policy form to see if the General Account is available on Your policy.

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

We deduct a premium charge, and in some cases a service charge from each premium upon receipt. The rest of each premium (called the net premium) is placed in Your policy fund.

Since this charge is a percentage of paid premiums, the amount of the charge will vary with the amount of premium.

Premium Charge. We deduct a 5.0% premium charge from each premium payment. Currently, We plan to eliminate this charge after 10 policy years – this is not guaranteed. This charge partially reimburses Us for premium taxes We incur and for the selling and distribution costs of this policy. The percentage We estimate to be paid for premium taxes is an average of what We anticipate owing, and therefore, may exceed that actual rate imposed by Your state.  This is a tax to Midland National so You cannot deduct it on Your income tax return.

Our selling and distribution costs include commissions and the costs of preparing sales literature and printing prospectuses. (We also deduct a surrender charge if You surrender Your policy for its net cash surrender value or let Your policy lapse during the surrender charge period. See “Surrender Charge” on page 57.)

Civil Service Allotment Service Charge. If You have chosen the Civil Service Allotment Mode, then We deduct an additional $.46 (forty-six cents) from each premium payment. This $.46 covers the extra expenses We incur in processing bi-weekly premium payments.

Charges Against The Separate Account

Fees and charges assessed to the investment divisions reduce the amount in Your policy fund.

Tax Reserve. We reserve the right to charge for taxes or tax reserves, which may reduce the investment performance of the investment divisions. Currently, no such charge is made.

Monthly Deduction From Your Policy Fund

At the beginning of each policy month (including the policy date), the following four deductions are taken from Your policy fund:

1.      Per Policy Expense Charge: This charge is $12.00 per month in all years. This charge helps to cover Our administrative costs such as premium billing and collections.

2.      Per Unit Expense Charge:  This charge is currently assessed in policy  years  1-10, and We intend to eliminate it in policy  years  11+.  We reserve the right to charge it in all policy  years.  The per unit expense charge varies based on the insured's sex, policy age  and premium class and it is printed on the policy specifications page.  The per unit expense charge is based on the current face amount of insurance.  This charge helps Us to cover Our sales costs.

3.      Charges for Additional Benefits: Monthly deductions are made for the cost of certain additional benefits. With the exception of the Accelerated Benefit Riders—Terminal Illness and Chronic Illness, the charges for any additional benefits You select will be deducted on the rider date and each monthly anniversary thereafter.  See the “Fee Table” on page 10 and “Additional Benefits” starting on page 26.  We may change these charges, but Your policy contains tables showing the guaranteed maximum rates for all of these insurance costs.

4.      Cost of Insurance Deduction: The cost of insurance deduction is Our current monthly cost of insurance rate times the net amount at risk at the beginning of the policy month. The net amount at risk is the difference between Your death benefit and Your policy fund. If the current death benefit for the month is increased due to the requirements of federal tax law, then Your net amount at risk for the month will also increase. For this purpose, Your policy fund amount is determined before deduction of the cost of insurance deduction, but after all of the other deductions due on that date. The amount of the cost of insurance deduction will vary from month to month with changes in the net amount at risk. This charge is for the cost of insurance.  We may profit from this charge.

5.      Percent of Policy Fund Charge – This charge is 0.05% per month of the total Policy Fund Value on a monthly basis in policy  years  1-10, and 0.0042% per month of the total Policy Fund Value in policy  years  11+.   This charge helps to cover Our administrative costs such as communicating with owners.

The cost of insurance rate is based on a number of factors, including, but not limited to, the sex, attained age, face amount of insurance, and rating class of the Insured person at the time of the charge. (In Montana, there are no distinctions based on sex, and for guaranteed rates, there is no distinction for premium class.) We place the Insured person that is a standard risk in the following rate classes: preferred plus non-tobacco, preferred non-tobacco, non-tobacco, preferred tobacco and tobacco. The Insured person may also be placed in a rate class involving a higher mortality risk, known as a substandard class. We may change the cost of insurance rates, but they will never be more than the guaranteed maximum rates set forth in Your policy. The maximum charges are based on the charges specified in the Commissioner’s 2001 Standard Ordinary Mortality Table. The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of amount at risk for a male, standard, non-tobacco, standard risk at various ages for the first policy year, with an initial face amount of insurance of $275,000 in the first policy year.

Illustrative Table of Monthly Cost of Insurance Rates

(Rounded) per $1,000 of Net Amount at Risk

Male Issue Age	Guaranteed Maximum Rate	Current (Male Standard Non-Tobacco Rate)
25	0.09	0.04
35	0.10	0.03
45	0.23	0.05
55	0.54	0.09
65	1.48	0.18

For example, for a male standard non-tobacco, age  35 with a $275,000 face amount death benefit option 1 policy and an initial premium of $1,000, the first monthly deduction (taken on the date the policy is issued) is $46.83. This example assumes the current monthly expense charge of $12.00, the current monthly per unit charge of $26.13, the current monthly percent of policy fund charge of $0.48 and the current cost of insurance deduction of $8.22. The $8.22 is calculated by multiplying the current monthly cost of insurance rate per $1,000 ($0.03) times the amount at risk ($275,000 face less the initial cash value of $950.00, which is $1,000 of premium less the $50.00 for the premium charge). This example assumes that there are no charges for riders or other additional benefits.  This charge generally increases as the Insured person gets older.  However, this charge is not deducted after the insured person reaches age  100.

The preferred tobacco cost of insurance rates are lower than the tobacco cost of insurance rates, and the non-tobacco rates are lower than the preferred tobacco rates. To qualify for the non-tobacco rates, an Insured must be a standard risk and must meet additional requirements that relate to tobacco habits. The reduced cost of insurance rates depends on such variables as the attained age and the sex of the Insured.

The preferred plus non-tobacco cost of insurance rates are lower than the preferred non-tobacco cost of insurance rates, and the preferred non-tobacco rates are lower than the non-tobacco cost of insurance rates. To qualify for the preferred plus non-tobacco and preferred non-tobacco class, the Insured person must be age  20 or over and meet certain underwriting requirements.

If the policy is purchased in connection with an employment-related insurance or benefit plan, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964. In 1983, the United States Supreme Court held that under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

Changes in Monthly Deductions.

Any changes in the cost of insurance, charges for additional benefits or expense charges will be by class of Insured and will be based on changes in future expectations of investment earnings, mortality, the length of time policies will remain in effect, expenses and taxes.

Charge for Waiver of Surrender Charge Rider.

You can elect to eliminate Your surrender charge in all years of the surrender charge period.  You must elect this rider at the time of application. Once elected, this rider cannot be terminated while the policy is inforce. There is an extra charge for this rider as noted in the “Fee Table” on page 10. The amount of the charge depends upon the face amount of Your policy, issue age and premium class. The amount of the charge does not decrease even if You have a face amount decrease during the 14-year surrender charge period.  However, if You have a face amount increase, the amount of the charge is based on the highest face amount of insurance inforce  on any monthly anniversary from issue up through the current monthly anniversary.  If purchased, the elimination of surrender charges and the cost for this rider will be shown on the Schedule of Policy Benefits page of Your policy.

Transaction Charges

In addition to the deductions described above, We charge fees for certain policy transactions:

•        Partial Withdrawal of net cash surrender value. You may make one partial withdrawal during each policy year without a charge. There is an administrative charge of $25 each time You make a partial withdrawal if more than one withdrawal is made during a year.  This charge does not apply to withdrawals under the Automatic Distribution Option. This charge is to cover Our administrative expenses for processing the withdrawal.

•        Transfers. Currently, We do not charge when You make transfers of policy fund among investment divisions. We reserve the right to assess a $25 charge for each transfer after the twelfth in a policy year.

How Policy Fund Charges Are Allocated

Generally, deductions from Your policy fund for monthly or partial withdrawal charges are made from the investment divisions and the unloaned portion of the General Account. They are made in accordance with Your specified deduction allocation percentages unless You instruct Us otherwise. Your deduction allocation percentages may be any whole numbers (from 0 to 100) which add up to 100. You may change Your deduction allocation percentages by writing to Our Administrative Office. Changes will be effective as of the date We receive them in good order.

If We cannot make a deduction in accordance with these percentages, then We will make deductions from any unloaned portion of the General Account and any amounts in investment divisions (in Your policy fund) on a pro rata basis.  If there is no unloaned portion of the General Account in Your policy fund, then We will make all deductions (on a pro rata basis) from amounts You have allocated to investment divisions.

Deductions for transfer charges are made equally between the investment divisions from which the transfer was made. For example, if the transfer is made from two investment divisions, then the transfer charge assessed to each of the investment divisions will be $12.50.

Loan Charge

Loan interest is charged in arrears on the outstanding loan.  Loan interest that is unpaid when due will be added to the outstanding loan on each policy anniversary (or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured’s death) and will bear interest at the same rate of the loan.  We currently charge an annual interest rate of 4.5% on loans.

After offsetting the 3% annual interest rate that We guarantee We will credit to the portion of Our General Account securing the loan against the maximum loan interest rate of 8.0%, the maximum guaranteed net cost of the loans is 5.0% annually in policy years 1-5.  However, the current net cost of the loans is 1.5% annually in policy years 1-5.  The current net cost of 1.5% for policy years 1-5 is derived by taking the 4.5% annual interest that We currently charge on loans and reducing it by the 3% annual interest rate We credit to the portion of the General Account securing the standard loan.  If You take a loan after the 5th policy year, We guarantee that the net cost of the loan will be 0%.  See “Policy Loans” on page 50.

Surrender Charge

The surrender charge is the difference between the amount in Your policy fund and Your policy’s cash surrender value for the surrender charge period (this period of time is 14 policy years after the date of issue or increase in face amount). It is a contingent charge designed to partially recover Our expenses in distributing and issuing policies which are terminated by surrender or lapse in their early years (the premium charge is also designed to partially reimburse Us for these expenses). It is a contingent load because You pay it only if You surrender Your policy (or let it lapse) during the surrender charge period. The amount of the charge in a policy year is not necessarily related to Our actual sales expenses in that year. We anticipate that the premium charge and surrender charge will not fully cover Our sales expenses. If sales expenses are not covered by the premium charge and surrender charges, We will cover them with other assets. The net cash surrender value, the amount We pay You if You surrender Your policy for cash, equals the cash surrender value minus any policy debt. The cash surrender value is the policy fund minus the surrender charge. See “Surrendering Your Policy” on page 52.

The first year surrender charge varies by the issue age, sex and class of the Insured at the time the policy is issued. The maximum charge for Your policy per $1,000 of face amount is the first year charge. The first year charge, on a per $1,000 of face amount basis, gradually decreases over the surrender charge period (this period of time is 14 policy years after the date of issue or increase in face amount) and is $0.00 after the surrender charge period expires.

The following table provides some examples of the first year surrender charge. The maximum first year surrender charge for all issue ages, sexes, and classes is $41.00 per $1,000 of the face amount. The $41.00 per $1,000 of the face amount surrender charge occurs for males with issue ages at 58 or older. Your policy will specify the actual surrender charge rate at issue, per $1,000 of face amount, for all durations in the surrender charge period. The table below is only intended to give You an idea of the level of first year surrender charges for a few sample issue ages, sexes and classes.

Examples of First Year Surrender Charges

Per $1,000 of Face Amount

Issue Age	Sex	Class	Surrender Charge Per $1,000 of Face Amount
35	Male	Non-Tobacco or Tobacco	$22.00
55	Female	Non-Tobacco or Tobacco	$ 31.00
65	Male	Non-Tobacco or Tobacco	$ 41.00

A face amount decrease will not reduce the surrender charge. If the face amount is increased, there will be a new or increased surrender charge and a new 14 year surrender charge period for the amount of the increase. The surrender charge for the face amount increase will equal the surrender charge for a new policy with:

a)            The initial face amount set equal to the face amount increase

b)            The Insured’s policy age  on the policy date equal to the policy age  on the date of the face amount increase; and

c)            The premium class for the face amount increase

Suppose You bought Your policy at issue age  35 under a male standard non-tobacco class with a face amount of $275,000. During the 10th policy year, You decided to increase Your face amount by $100,000 to obtain a total face amount of $375,000. If the face amount increase was determined to be acceptable to Us under the nontobacco class, the surrender charge for Your $100,000 of increase would be the same as the new policy with the following surrender charge criteria:

a)            face amount of $100,000

b)            a policy age  of 44 (the increase was effective during the 10th policy year before the policy anniversary at which You attained age 45)

c)            a premium class of male nontobacco

The original $275,000 of face amount would continue to fall under the surrender charge schedule established at the issue date of the policy, but the $100,000 of face amount increase would begin a new surrender charge schedule with the criteria stated in (a) through (c) above. At the time a face amount increase becomes effective, We will send You an endorsement to Your policy which states the surrender charge criteria and surrender charge amounts.

For an additional charge, You may elect to purchase a waiver of surrender charge rider at the time You apply for the policy.  If the waiver of surrender charge rider is elected, You will not have any surrender charges deducted as a result of lapse or surrender in any policy year.  See “Waiver of Surrender Charge Rider” on page 33.

Portfolio Expenses

The value of the net assets of each investment division reflects the management fees and other expenses incurred by the corresponding portfolio in which the investment divisions invest.  Some portfolios also deduct 12b-1 fees from portfolio assets.  You pay these fees and expenses indirectly.  Some portfolios may impose redemption fees, which We would administer and deduct from Your Policy fund.  Any redemption fee would be retained by or paid to the portfolio and not retained by Us. For further information, consult the portfolios’ prospectuses.

Tax Effects

INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations.  This discussion is not intended as tax advice.  Counsel or other competent tax advisors should be consulted for more complete information.  This discussion is based upon Our understanding of the present federal income tax laws.  No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited.  Nevertheless, We believe that a policy issued on a standard rate class basis should satisfy the applicable requirements.  There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if You pay the full amount of premiums under the policy.  If it is subsequently determined that a policy does not satisfy the applicable requirements, We may take appropriate steps to bring the policy into compliance with such requirements and We reserve the right to restrict policy transactions in order to do so.

In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets.  Although published guidance in this area does not address certain aspects of the policies, We believe that the owner of a policy should not be treated as the owner of the Separate Account assets.  We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Separate Account assets.

In addition, the Code requires that the investments of the Separate Account be “adequately diversified” in order for the policies to be treated as life insurance policies for federal income tax purposes.  It is intended that the Separate Account, through the funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

In General

We believe that the death benefit under a policy should generally be excludible from the gross income of the beneficiary.  Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.  A tax advisor should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in constructive receipt of the policy cash value until there is a distribution.  When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a “modified endowment contract.”

Modified Endowment Contracts (“MEC”)

Under the Internal Revenue Code, certain life insurance policies are classified as “Modified Endowment Contracts,” (MEC)  with less favorable tax treatment than other life insurance policies.  Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a MEC.  In general a policy will be classified as a MEC  if the amount of premiums paid into the policy causes the policy to fail the “7-pay test.”  A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the policy during the first seven years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount.  If there is a “material change” in the policy’s benefits or other terms, the policy may have to be retested as if it were a newly issued policy.  A material change may occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium.  Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years.  To prevent Your policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits.  A current or prospective policy owner should consult a tax advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

Distributions Other Than Death Benefits from Modified Endowment Contracts

Policies classified as modified endowment contracts are subject to the following tax rules:

(1)      All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner’s investment in the policy only after all gain has been distributed.

(2)      Loans taken from or secured by a policy classified as a modified endowment contract are treated as distributions and taxed accordingly.

(3)      A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59½ or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary  or designated beneficiary.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract.  In addition, distributions from a policy within two years before it becomes a modified endowment contract may be taxed in this manner.  This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner’s investment in the policy and only after the recovery of all investment in the policy as taxable income.  However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 14 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a modified endowment contract are generally not treated as distributions.  However, the tax consequences associated with zero cost loans are less clear and a tax advisor should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a modified endowment contract are subject to the 10 percent additional income tax.

Investment in the Policy

Your investment in the policy is generally Your aggregate premiums.  When a distribution is taken from the policy, Your investment in the policy is reduced by the amount of the distribution that is tax-free.

Policy Loans and the Overloan Protection Benefit

In general, interest on a policy loan will not be deductible.  If a policy loan is outstanding when a policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.  Before taking out a policy loan, You should consult a tax advisor as to the tax consequences.

This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse.  The aim of this strategy is to continue borrowing from the policy until its contract value is just enough to pay off the policy loans that have been taken out and then relying on the Overloan Protection Benefit to keep the policy in force until the death of the insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the death benefit under the Overloan Protection Benefit is lower than the policy’s original death benefit, then the policy might become a MEC  which could result in a significant tax liability attributable to the balance of any policy debt.    Second, this strategy will fail to achieve its goal if the policy is a MEC  or becomes a MEC  after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise.  Anyone considering using the policy as a source of tax-free income by taking out policy loans should, before  purchasing the policy, consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

Withholding

To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability.  Recipients can generally elect however, not to have tax withheld from distributions.

Life Insurance Purchases by Residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents.  Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies.  In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence.  Prospective purchasers are advised to consult with and rely a qualified tax advisor regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

Multiple Policies

All modified endowment contracts that are issued by Us (or Our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner’s income when a taxable distribution occurs.

Continuation of Policy Beyond Age 121

The tax consequences of continuing the policy beyond the Insured’s 121st year are unclear.  You should consult a tax advisor if You intend to keep the policy inforce  beyond the Insured’s 121st year.

Section 1035 Exchanges

Generally, there are no tax consequences when You exchange one life insurance policy for another, so long as the same person is being insured (a change of the insured is a taxable event).  Paying additional premiums under the new policy may cause it to be treated as a modified endowment contract.  The new policy may also lose any “grandfathering” privilege, where You would be exempt from certain legislative or regulatory changes made after Your original policy was issued, if You exchange Your policy.  You should consult with a tax advisor if You are considering exchanging any life insurance policy.

Accelerated Benefit Rider—Terminal Illness

We believe that payments received under the Accelerated Benefit Rider—Terminal Illness should be fully excludable from the gross income of the recipient if the recipient is the Insured under the policy (except in certain business contexts) and the insured person's life expectancy is 24 months or less.  However, tax consequences associated with reducing Your death benefit after We pay an accelerated benefit under this rider are uncertain.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting payment under this rider.

Accelerated Benefit Rider—Chronic Illness

The tax consequences associated with receiving an accelerated benefit payment under the Accelerated Benefit Rider—Chronic Illness are unclear.  It is possible that such distribution may be treated as taxable withdrawals.  Moreover, the tax consequences associated with reducing the death benefit after We pay an accelerated death benefit are also unclear.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

Business Uses of Policy

Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others.  The tax consequences of such plans may vary depending on the particular facts and circumstances.  If You are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, You should consult with and rely on a qualified tax advisor.

Employer-Owned Life Insurance Policies

Pursuant to recently enacted section 101(j) of the Code, unless certain eligibility, notice and consent requirements are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance policy will generally be limited to the premiums paid for such policy (although certain exceptions may apply in specific circumstances).  An employer-owned life insurance policy is a life insurance policy owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary  under such policy.  It is the employer’s responsibility to verify the eligibility of the intended insured under employer-owned life insurance policies and to provide the notices and obtain the consents required by section 101(j).  These requirements generally apply to employer-owned life insurance policies issued or materially modified after August 17, 2006.  A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance policy.

Non-Individual Owners and Business Beneficiaries of Policies

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity’s interest deduction under Code Section 264, even where such entity’s indebtedness is in no way connected to the policy.  In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary  of a policy, this policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules.  Therefore, it would be advisable to consult with and rely a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary  of a policy.

Split-Dollar Arrangements

The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements.  Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Any affected business contemplating the purchase of a new policy in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative Minimum Tax

There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Estate, Gift and Generation Skipping Transfer Tax Considerations

The transfer of the policy or designation of a beneficiary  may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer (“GST”) taxes.  For example, when the insured dies, the death proceeds will generally be includable in the owner’s estate for purposes of federal estate tax if the insured owned the policy.  If the owner was not the insured, the fair market value of the policy would be included in the owner’s estate upon the owner’s death.  The policy would not be includable in the insured’s estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner.  Regulations issued under the Code may require Us to deduct the tax from Your policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisors should be consulted concerning the estate and gift tax consequences of policy ownership and distributions under federal, state and local law.  The individual situation of each owner or beneficiary  will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

For 2012, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,120,000 and 35%, respectively.  After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions).  This would result in significantly lower exemptions and significantly higher tax rates.  Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Medicare Tax on Investment Income

Beginning in 2013, the newly enacted 3.8% Medicare tax on investment income applies to individuals whose income exceeds certain threshold amounts. You should consult a tax advisor about the impact of this new tax on distributions from your policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds  to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise.  Consult a tax advisor with respect to legislative developments and their effect on the policy.

Our Income Taxes

Under current federal income tax law, We are not taxed on the Separate Account’s operations.  Thus, currently We do not deduct a charge from the Separate Account for federal income taxes.   We reserve the right to charge the Separate Account for any future federal income taxes We may incur.

Under current laws in several states, We may incur state and local taxes (in addition to premium taxes).  These taxes are not now significant and We are not currently charging for them.  If they increase, We may deduct charges for such taxes.

Additional Information About the Policies

YOUR RIGHT TO EXAMINE THIS POLICY

For a limited period of time, as specified in Your policy, You have a right to examine the policy. If for any reason You are not satisfied with it, then You may cancel the policy. You can cancel the policy by sending it to Our Administrative Office along with a written cancellation request. Your cancellation request must be postmarked  by the latest of the following dates:

•        10 days after You receive Your policy;

•        10 days after We mail You a written notice telling You about Your rights to cancel (Notice of Withdrawal Right); or

•        45 days after You sign Part 1 of the policy application.

If state law requires a longer right to examine period, it will be noted on the cover page of Your policy.

In all cases, We allocate Your premiums according to Your instructions on the policy’s record date.  Generally, if You cancel Your policy during the right to examine period, then We will return all of the charges deducted from Your paid premiums and policy fund, plus the policy fund. The policy fund will reflect both the positive and negative investment performance of the investment divisions chosen by You in the policy application.  Where required by state law, We will refund the sum of all premiums paid.

Insurance coverage ends when You send  Your request.

YOUR POLICY CAN LAPSE

Your Variable Universal Life – CV 2 insurance coverage continues as long as the net cash surrender value of Your policy is enough to pay the monthly deductions that are taken out of Your policy fund. During the no lapse guarantee period coverage continues if Your paid premiums (less loans and withdrawals) exceed the schedule of required no lapse guarantee premiums. If neither of these conditions is true at the beginning of any policy month, then We will send written notification to You and any assignees on Our records that a 61-day grace period has begun and that a specified amount of current premium is due.

If We receive payment of this amount before the end of the grace period, then We will use that amount to pay the overdue deductions. We will put any remaining balance in Your policy fund and allocate it in the same manner as Your previous premium payments.

If We do not receive payment within 61 days, then Your policy will lapse without value. We will withdraw any amount left in Your policy fund. We will apply this amount to the deductions owed to Us, including any applicable surrender charge. We will inform You and any assignee that Your policy has ended without value.

If the Insured person dies during the grace period, We will pay the insurance benefits to the beneficiary, minus any loan, loan interest, and overdue deductions.

YOU MAY REINSTATE YOUR POLICY

You may reinstate the policy within 5 years after lapse.  To reinstate Your policy, You must:

•        fully complete an application for reinstatement,

•        provide satisfactory evidence of insurability for the person or persons to be Insured,

•        pay enough premium to cover all overdue monthly deductions or minimum premium depending on the duration of the policy and the no lapse guarantee period,

•        increase the policy fund so that the policy fund minus any policy debt equals or exceeds the surrender charge,

•        pay or restore any policy debt.

The effective date of reinstatement will be the beginning of the policy month that coincides with or follows the date that We approve Your reinstatement application. Previous loans will be reinstated.

You may not reinstate a policy once it is surrendered.

POLICY PERIODS AND ANNIVERSARIES

We measure policy years, policy months, and policy anniversaries from the policy date shown on Your Schedule of Policy Benefits. Each policy month begins on the same day in each calendar month. The calendar days of 29, 30, and 31 are not used. Our right to challenge a policy and the suicide exclusion are measured from the policy date. See “LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY” on page 68.

MATURITY DATE

The maturity date is the first policy anniversary after the Insured’s 120th birthday. The policy ends on that date if the Insured is still alive and the maturity benefit is paid.

If the Insured survives to the maturity date and You would like to continue the policy, We will extend the maturity date as long as this policy still qualifies as life insurance according to the Internal Revenue Service and Your state.

In order to extend the maturity date, all of the following conditions must be satisfied:

(a)          The policy cannot be in the grace period;

(b)         All of the policy fund must be transferred to either the General Account or the Money Market investment division; and

(c)          Death benefit option 1 must be elected.

If the maturity date is extended, the policy may not qualify as life insurance and there may be tax consequences. A tax advisor should be consulted before You elect to extend the maturity date. See “Tax Effects” on page 59. In order to continue the policy beyond the original maturity date, We require that the death benefit not exceed the policy fund on the original maturity date.

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

We own the assets of Our Separate Account and use them to support Your policy and other variable life policies. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account. The assets in the Separate Account generally are not chargeable with liabilities arising out of any other business We conduct. Your policy fund values and the assets supporting them in the Separate Account are protected from and against any claims arising out of Our other businesses not involving the Separate Account.  Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

CHANGING THE SEPARATE ACCOUNT

We have the right to modify how We operate Our Separate Account. We have the right to:

•        add investment divisions to, or remove investment divisions from, Our Separate Account;

•        combine two or more investment divisions within Our Separate Account;

•        withdraw assets relating to the policy from one investment division and put them into another;

•        eliminate the shares of a portfolio and substitute shares of another portfolio of the funds  or another open-end investment company. This may happen if the shares of the portfolio are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the purposes of Separate Account A;

•        register or end the registration of Our Separate Account under the Investment Company Act of 1940;

•        operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of interested parties of Midland National);

•        disregard instructions from policy owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory policy. (We would do so only if required by the state insurance regulatory authorities or otherwise pursuant to insurance law or regulation); and

•        operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In choosing these investments, We will rely on Our own judgment or that of an outside adviser. In addition, We may disapprove of any change in investment advisers or in investment policies unless a law or regulation provides differently.

If automatic allocations (such as premiums automatically deducted from Your paycheck or bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment division that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment division will be allocated to the Fidelity VIP Money Market investment division until You tell Us otherwise.

LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY

We can challenge the validity of Your insurance policy (based on material misstatements in the application) if it appears that the Insured person is not actually covered by the policy under Our rules. There are limits on how and when We can challenge the policy:

•        We cannot challenge the policy after it has been in effect, during the Insured person’s lifetime, for two years from the date the policy was issued or reinstated. (Some states may require Us to measure this in some other way.)

•        We cannot challenge any policy change that requires evidence of insurability (such as an increase in face amount) after the change has been in effect for two years during the Insured’s lifetime.

•        We can  challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the Insured person in the event that the Insured person becomes totally disabled.

•        If the Insured person dies during the time that We may challenge the validity of the policy, then We may delay payment until We decide whether to challenge the policy.

•        If the Insured person’s age  or sex is misstated on any application, then the death benefit and any additional benefits will be changed. They will be those which would be purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the Insured person’s correct age  and sex.

•        If the Insured person commits suicide within two years after the date on which the policy was issued, then the death benefit will be limited to the total of all paid premiums minus the policy debt minus any partial withdrawals of net cash surrender value. If the Insured person commits suicide within two years after the effective date of Your requested face amount increase, then We will pay the face amount which was in effect before the increase plus the monthly cost of insurance deductions for the increase (some states require Us to measure this time by some other date).

YOUR PAYMENT OPTIONS

You may choose for policy benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment. Payments under these options are not affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the Insured person dies, then the beneficiary  will have this choice. However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary  cannot change Your choice.  Payment options will also be subject to Our rules at the time of selection.

Lump Sum Payments

When a death  benefit  is paid in a lump sum the beneficiary  has two options available to them.  The first option is payment in a lump sum check in the amount of the death  benefit  proceeds.  The other option is payment of the death benefit by establishing an interest bearing draft account, called the "Midland National Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary  a draft account book and the beneficiary  will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland National Access Account. Any interest credited to amounts in the Midland National Access Account is taxable as income to the beneficiary. The Midland National Access Account is not available in all jurisdictions.

The Midland National Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland National Access Account.

Optional Payment Methods

Our consent is required when an optional payment is selected and the payee is either an assignee or not a natural person (i.e.,  a corporation). Currently, these alternate payment options are only available if the proceeds applied are more than $5,000 and periodic payments are at least $50.

You have the following payment options:

1.      Interest Payments: The money will stay on deposit with Us for a period that We agree upon. You will receive interest on the money at a declared interest rate.

2.      Installment Options: There are two ways that We pay installments:

a.       Fixed Period: We will pay the amount applied in equal installments plus applicable interest, for a specified time, up to 30 years.

b.      Fixed Amount: We will pay the sum in installments in an amount that We agree upon. We will continue to pay the installments until We pay the original amount, together with any interest You have earned.

3.      Monthly Life Income Option: We will pay the money as monthly income for life. You may choose from 1 of 5 ways to receive the income. We will guarantee payments for:

(1)   at least 5 years (called “5 Years Certain”);

(2)   at least 10 years (called “10 Years Certain”);

(3)   at least 15 years (called “15 Years Certain”);

(4)   at least 20 years (called “20 Years Certain”); or

(5)   payment for life. With this option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, only one payment will be made.

4.      Other:  You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

We guarantee interest under the interest deposit and installment options at 2.75% a year, but We may allow a higher rate of interest.

The beneficiary, or any other person who is entitled to receive payment, may name a successor to receive any amount that We would otherwise pay to that person’s estate if that person died. The person who is entitled to receive payment may change the successor at any time.

We must approve any arrangements that involve more than one of the payment options, or a payee who is a fiduciary or not a natural person. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. These include:

•        rules on the minimum amount We will pay under an option,

•        minimum amounts for installment payments,

•        withdrawal or communication rights (Your rights to receive payments over time, for which We may offer You a lump sum payment),

•        the naming of people who are entitled to receive payment and their successors, and

•        the ways of proving age  and survival.

You will choose a payment option (or any later changes) and Your choice will take effect in the same way as it would if You were changing a beneficiary. (See “Your Beneficiary” below.) Any amounts that We pay under the payment options will not be subject to the claims of creditors or to legal process, to the extent that the law provides.

Even if the death benefit under the policy is excludible from income, payments under payment options may not be excludible in full.  This is because earnings on the death benefit after the Insured’s death are taxable and payments under the payment options generally include such earnings.  You should consult a tax advisor as to the tax treatment of payments under payment options.

YOUR BENEFICIARY

You name Your beneficiary  in Your policy application. The beneficiary  is entitled to the death benefits of the policy. You may change the beneficiary  during the Insured’s lifetime by writing to Our Administrative Office. If no beneficiary  is living when the Insured dies, We will pay the death benefit to the owner or owner’s estate.

ASSIGNING YOUR POLICY

You may assign Your rights to this policy. You must send a copy of the assignment to Our Administrative Office. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We receive notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis.

This policy, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This policy may not be traded on any stock exchange or secondary market.  By purchasing this policy, You represent and warrant that You are not purchasing or intending to use this policy, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

WHEN WE PAY PROCEEDS FROM THIS POLICY

We will generally pay any death benefits, net cash surrender value, or loan proceeds within seven days after receiving the required form(s) at Our Administrative Office. Death benefits are determined as of the date of the Insured person’s death and will not be affected by subsequent changes in the accumulation unit values of the investment divisions. We pay interest from the date of death to the date of payment.

We may delay payment and transfers for one or more of the following reasons:

(1)      We are investigating the claim, contesting the policy, determining that the beneficiary  is qualified to receive the proceeds (e.g., is not a minor or responsible for causing the death), or resolving other issues that must be determined before payment (e.g., conflicting claims to the proceeds).

(2)      We cannot determine the amount of the payment because the New York Stock Exchange is closed, the SEC has restricted trading in securities, or the SEC has declared that an emergency exists.

(3)      The SEC permits Us to delay payment to protect Our policy owners.

If, pursuant to SEC rules, the Fidelity VIP Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, then We will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the corresponding investment division until the Fund  is liquidated.

We may also delay any payment until Your premium checks have cleared Your bank. We may defer payment of any loan amount, withdrawal, or surrender from the General Account for up to six months after We receive Your request. We will not defer payment if it is used to pay premiums on policies with Us.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or “freeze” Your policy fund. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, or continue making payments under Your payment option. If a policy fund were frozen, the policy fund would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your policy to the government agencies and departments.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud or theft, We may verify any changes in address You request by sending a confirmation of the change of address to Your old address.

YOUR VOTING RIGHTS AS AN OWNER

We invest the assets of Our Separate Account divisions in shares of the funds’ portfolios. Midland National is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

•        to elect the funds’ Boards of Directors,

•        to ratify the selection of independent auditors for the funds, and

•        on any other matters described in the funds’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your policy. We will vote at shareholder meetings according to Your instructions.

The funds  will determine how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds  are not required to hold a meeting in any given year.

If We do not receive instructions in time from all policy owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We will also vote any fund shares that We alone are entitled to vote in the same proportions that policy owners vote. The effect of this proportional voting is that a small number of policy owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right to restrict policy owner voting, then We may do so.

You may participate in voting only on matters concerning the fund portfolios in which Your policy fund has been invested. We determine Your voting shares in each division by dividing the amount of Your policy fund allocated to that division by the net asset value of one share of the corresponding fund portfolio. This is determined as of the Record Date set by the funds’ Board for the shareholders meeting. We count fractional shares.

If You have a voting interest, We will provide You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the funds’ adviser or the investment policies of its portfolios. We will advise You if We do so.

Other insurance companies own shares in the funds  to support their variable insurance products. We do not foresee any disadvantage to this. Nevertheless, the funds’ Boards of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any fund action, then We will see that appropriate action is taken to protect Our policy owners.

DISTRIBUTION OF THE POLICIES

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC (“Sammons Securities Company”) for the distribution and sale of the policies.  Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent Company of Midland National Life Insurance Company.  Sammons Securities Company offers the policies through its registered representatives.  Sammons Securities Company may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the policies.  We pay commissions to Sammons Securities Company for sales of the Policies by its registered representatives as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for policy sales is 85% of premiums during policy year 1, 2.5% during policy years 2-14, and 0.00% following policy year 14.  We may also pay additional commissions calculated as a percentage of Your policy fund value at specified times (e.g. at the end of the fifth policy year).  Further, for each premium received following an increase in base face amount, a commission on that premium will be paid up to the target premium for the increase in each year.  The commission for the increase in face amount will be calculated using the commission rates for the corresponding policy year.  We pay commissions for policies sold to policy owners in the substandard risk underwriting class and for rider premiums based on Our rules at the time of payment.  We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for some of Sammons Securities Company’s expenses, including the following sales expenses: registered representative training allowances; compensation and bonuses for the Sammons Securities Company’s management team; advertising expenses; and all other expenses of distributing the policies.  Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of policies.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation.  Sales of the policies may help registered representatives and/or their managers qualify for such benefits.  Sammons Securities Company’s registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another.  In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to You.  You may wish to take such payments into account when considering and evaluating any recommendations relating to the policy. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a policy.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the policy: (a) deductions from Your premiums; (b) surrender charge; (c) the percent of policy fund charge; (d) the cost of insurance charge; (e) payments, if any, received from the funds  or their managers; and (f) investment earnings on amounts allocated under policies to the General Account.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

The Statement of Additional Information (SAI) can provide You with more detailed information about distribution expenses, commissions, and compensation than is contained in this prospectus.  A free copy of the SAI can be obtained by calling (800) 272-1642 or by contacting Your registered representative.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits.  In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Separate Account, on the ability of  Sammons Securities Company, LLC to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the policy.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account are contained in the Statement of Additional Information.  Our financial statements should be distinguished from the Separate Account’s financial statements and You should consider Our financial statements only as bearing upon Our ability to meet Our obligations under the policies.  For a free copy of these financial statements and/or the Statement of Additional Information, please call or write to Us at Our Administrative Office.

Illustration

Following are a series of tables that illustrate how the policy funds, cash surrender values, and death benefits of a hypothetical policy change with the investment performance of the funds.    The tables show how the policy funds, cash surrender values, and death benefits of the hypothetical policy issued to an Insured of a given age  and given premium would vary over time if the return on the assets held in each portfolio of the funds  were a constant gross after tax annual rate of 0%, 6%, or 12%.  All values labeled as current reflect the current level of product charges that are being assessed at the date of this prospectus, and the values labeled as guaranteed reflect the maximum level of product charges that can ever be assessed for the sample policy shown.  Both current and guaranteed values use the arithmetic average of the fund manager expenses.

The tables starting on page 76, illustrate a hypothetical policy issued to a male, age  35, under a standard non-tobacco underwriting risk classification.  The payment amount used in the table represents the typical premium payment We expect a representative policy owner to make.  We expect that the hypothetical policy owner will buy a policy with an initial face amount of $275,000 and make monthly payments of $225.50 on the first day of each month.  The policy funds, cash surrender values, and death benefits would be different from those shown in the returns averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years.

For illustrations without the Waiver of Surrender Charge Rider, the amount of the policy fund exceeds the cash surrender value during the surrender charge period due to the surrender charge.  For policy years fifteen and after, the policy fund and cash surrender value are equal, since the surrender charge has reduced to zero.

Zero values in the illustration indicate the policy would lapse unless additional payments have been made.

The second column shows the accumulation value of the premiums paid at the stated interest rate.  The third and sixth columns illustrate the policy funds and the fourth and seventh column illustrate the cash surrender values of the policy over the designated period.  The policy funds shown in the third column and the cash surrender values shown in the fourth column assume the monthly deduction for the cost of insurance is based upon the current cost of insurance rates.  The policy funds shown in the sixth column and the cash surrender values shown in the seventh column assume the monthly deduction for cost of insurance is based upon the cost of insurance rates that We guarantee.  The maximum monthly deduction for cost of insurance rates allowable under the policy is based on the 2001, sex-distinct, composite smoker, ALB Commissioner’s Standard Ordinary Mortality Table.  The fifth and eighth columns illustrate the death benefit of the policy over the designated period.

The illustrations of the death benefits reflect the same assumptions as the policy fund and cash surrender values.  The amounts shown for the death benefit, policy funds, and cash surrender values reflect the fact that the net investment return of the divisions of Our Separate Account is lower than the gross, after-tax return on the assets in the funds, as a result of expenses paid by the funds  and charges levied against the divisions of Our Separate Account.  The illustrations also reflect the 5.0% premium load deducted from each premium in all years on a guaranteed basis (in years 1-10 on a current basis), a $12.00 per month expense charge in all years, a per unit expense charge of $21.38 per month in all years on a guaranteed basis (years 1-10 on a current basis), a percent of policy fund charge of 0.05% per month in policy  years  1-10 and 0.0042% per month in policy  years  11+  as well as current and guaranteed cost of insurance deductions.

The policy funds shown assume the deductions of the portfolios’ daily investment advisory fees and operating expenses equivalent to an annual rate of 0.79% of the aggregate average daily net assets of the Portfolios of the funds  (the average rate of the Portfolios for the period ending December 31, 2011) for each investment division. We have assumed that the values are allocated across all investment divisions equally.  Voluntary waivers and reimbursements of portfolio expenses are not reflected in the illustrated tables. The actual fees and expenses associated with the funds  may be more or less than 0.79% and will depend on how allocations are made to each investment division.  After reductions for the average portfolio expenses, the assumed gross investment rates of 0%, 6%, and 12% correspond to approximate net annual rates -0.79%, 5.21%, and 11.21%, respectively.

The approximate net annual rates do not include the percent of fund value charge, premium charges, cost of insurance deductions, surrender charges, percent of policy fund charges, expense charges nor any charges for additional benefits.

The hypothetical values shown in the tables do not reflect any charges for federal income taxes against Separate Account A since Midland National is not currently making such charges.  However, if, in the future, such charges are made, the gross annual investment rate of return would have to exceed the stated investment rates by a sufficient amount to cover the tax charges in order to produce the policy funds, cash surrenders values, and death benefits illustrated.

The tables illustrate the policy funds that would result based on hypothetical investment rates of return if premiums are paid in full at the beginning of each year and if no policy loans have been made.  The values would vary from those shown if the assumed annual premium payments were paid in installments during a year.  The values would also vary if the policy owner varied the amount or frequency of premium payments.  The tables also assume that the policy owner has not requested an increase or decrease in face amount, that no withdrawals have been made and no withdrawal charges imposed, that no policy loans have been taken, and that no transfers have been made and no transfer charges imposed.

The hypothetical investment rates of return are provided only to illustrate the mechanics of a hypothetical policy and do not represent past or future investment rates of return.  Actual rates of return for a particular policy may be more or less than the hypothetical rates of return.  The actual return on Your policy fund will depend on factors-such as the amounts You allocate to particular investment divisions, the amounts deducted for the policy’s monthly deductions, the portfolio’s fees and expenses, and Your loan and withdrawal history-in addition to the actual investment performance of the portfolios.

Depending on the timing and degree of fluctuation in actual investment returns, the actual investment returns, the actual policy fund could be substantially less than those shown, and may, under circumstances, result in the lapse of the policy unless You make more than the stated premium payment.

Personalized illustrations of death benefits, cash surrender values, and policy fund are available upon request; the cost of insurance and other charges may differ significantly from the values in the hypothetical shown in the tables below.  You can obtain a personalized illustration or make other policy inquiries by contacting Our Administrative Office at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Phone: (800) 272-1642 (toll-free)

Fax: (605) 335-3621 or toll-free (877) 208-6136

MIDLAND NATIONAL LIFE INSURANCE COMPANY – VUL – CV 2
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                             ASSUMED HYPOTHETICAL GROSS

MALE STANDARD NON-TOBACCO ISSUE AGE 35                            ANNUAL RATE OF RETURN: 0%

$275,000 INITIAL FACE AMOUNT                                       ASSUMED MONTHLY PREMIUM(1): $225.50

Assuming Current Costs

Assuming Guaranteed Costs

End of Year	Premiums Accumulated at 5% Interest Per Year	Policy Fund	Cash Surrender Value	Death Benefit	Policy Fund	Cash Surrender Value	Death Benefit
1	2,779	1,999	0	275,000	1,770	0	275,000
2	5,696	3,938	0	275,000	3,486	0	275,000
3	8,760	5,820	0	275,000	5,148	0	275,000
4	11,977	7,645	1,595	275,000	6,789	739	275,000
5	15,354	9,414	3,364	275,000	8,378	2,328	275,000
6	18,901	11,160	5,110	275,000	9,916	3,866	275,000
7	22,625	12,852	6,802	275,000	11,372	5,322	275,000
8	26,535	14,522	9,077	275,000	12,779	7,334	275,000
9	30,640	16,109	11,571	275,000	14,108	9,570	275,000
10	34,951	17,645	14,015	275,000	15,358	11,728	275,000
15	59,961	27,384	27,384	275,000	21,029	21,029	275,000
20	91,882	35,221	35,221	275,000	24,554	24,554	275,000
25	132,621	41,002	41,002	275,000	24,116	24,116	275,000
30	184,616	42,157	42,157	275,000	17,072	17,072	275,000
35	250,977	37,339	37,339	275,000	0	0	275,000
40	335,671	22,595	22,595	275,000	0	0	0
45	443,765	0	0	0	0	0	0
50	581,724	0	0	0	0	0	0
55	757,798	0	0	0	0	0	0
60	982,518	0	0	0	0	0	0
65	1,269,323	0	0	0	0	0	0

1.       ASSUMES A $225.50 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY MONTH. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.

2.       ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATES SHOWN OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES DURING THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

MIDLAND NATIONAL LIFE INSURANCE COMPANY – VUL – CV 2
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                             ASSUMED HYPOTHETICAL GROSS

MALE STANDARD NON-TOBACCO ISSUE AGE 35                            ANNUAL RATE OF RETURN: 6%

$275,000 INITIAL FACE AMOUNT                                       ASSUMED MONTHLY PREMIUM(1): $225.50

Assuming Current Costs

Assuming Guaranteed Costs

End of Year	Premiums Accumulated at 5% Interest Per Year	Policy Fund	Cash Surrender Value	Death Benefit	Policy Fund	Cash Surrender Value	Death Benefit
1	2,779	2,063	0	275,000	1,827	0	275,000
2	5,696	4,189	0	275,000	3,708	0	275,000
3	8,760	6,380	330	275,000	5,644	0	275,000
4	11,977	8,640	2,590	275,000	7,671	1,621	275,000
5	15,354	10,972	4,922	275,000	9,762	3,712	275,000
6	18,901	13,414	7,364	275,000	11,919	5,869	275,000
7	22,625	15,937	9,887	275,000	14,115	8,065	275,000
8	26,535	18,578	13,133	275,000	16,383	10,938	275,000
9	30,640	21,280	16,743	275,000	18,697	14,159	275,000
10	34,951	24,079	20,449	275,000	21,059	17,429	275,000
15	59,961	43,282	43,282	275,000	34,623	34,623	275,000
20	91,882	66,537	66,537	275,000	50,242	50,242	275,000
25	132,621	95,153	95,153	275,000	66,927	66,927	275,000
30	184,616	129,176	129,176	275,000	83,311	83,311	275,000
35	250,977	171,095	171,095	275,000	97,041	97,041	275,000
40	335,671	225,259	225,259	275,000	103,896	103,896	275,000
45	443,765	299,654	299,654	314,637	90,454	90,454	275,000
50	581,724	394,078	394,078	413,783	0	0	0
55	757,798	508,831	508,831	534,273	0	0	0
60	982,518	654,881	654,881	661,430	0	0	0
65	1,269,323	856,775	856,775	856,775	0	0	0

1.       ASSUMES A $225.50 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY MONTH. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.

2.       ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.THE

HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATES SHOWN OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES DURING THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

MIDLAND NATIONAL LIFE INSURANCE COMPANY – VUL – CV 2
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                             ASSUMED HYPOTHETICAL GROSS

MALE STANDARD NON-TOBACCO ISSUE AGE 35                          ANNUAL RATE OF RETURN: 12%

$275,000 INITIAL FACE AMOUNT                                       ASSUMED MONTHLY PREMIUM(1): $225.50

Assuming Current Costs

Assuming Guaranteed Costs

End of Year	Premiums Accumulated at 5% Interest Per Year	Policy Fund	Cash Surrender Value	Death Benefit	Policy Fund	Cash Surrender Value	Death Benefit
1	2,779	2,127	0	275,000	1,884	0	275,000
2	5,696	4,445	0	275,000	3,161	0	275,000
3	8,760	6,975	925	275,000	4,956	6	275,000
4	11,977	9,739	3,689	275,000	6,943	1,993	275,000
5	15,354	12,764	6,714	275,000	9,115	4,165	275,000
6	18,901	16,110	10,060	275,000	11,492	6,542	275,000
7	22,625	19,780	13,730	275,000	14,070	9,120	275,000
8	26,535	23,841	18,396	275,000	16,899	12,444	275,000
9	30,640	28,270	23,733	275,000	19,980	16,267	275,000
10	34,951	33,142	29,512	275,000	23,341	20,371	275,000
15	59,961	70,765	70,765	275,000	46,845	46,845	275,000
20	91,882	133,628	133,628	275,000	85,704	85,704	275,000
25	132,621	240,756	240,756	322,613	150,930	150,930	275,000
30	184,616	420,998	420,998	513,618	262,556	262,556	401,341
35	250,977	722,663	722,663	838,290	448,133	448,133	651,460
40	335,671	1,229,315	1,229,315	1,315,367	757,836	757,836	1,016,517
45	443,765	2,084,448	2,084,448	2,188,670	1,278,777	1,278,777	1,683,825
50	581,724	3,501,300	3,501,300	3,676,366	2,128,863	2,128,863	2,804,287
55	757,798	5,813,589	5,813,589	6,104,269	3,479,089	3,479,089	4,584,811
60	982,518	9,672,135	9,672,135	9,768,857	5,703,662	5,703,662	7,233,166
65	1,269,323	16,430,391	16,430,391	16,430,392	9,685,903	9,685,903	12,167,005

1.       ASSUMES A $225.50 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY MONTH. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.

2.       ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATES SHOWN OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES DURING THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

MIDLAND NATIONAL LIFE INSURANCE COMPANY – VUL – CV 2
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                             ASSUMED HYPOTHETICAL GROSS

MALE STANDARD NON-SMOKER ISSUE AGE 35                               ANNUAL RATE OF RETURN: 0%

WITH WAIVER OF SURRENDER CHARGE RIDER

$275,000 INITIAL FACE AMOUNT                                        ASSUMED MONTHLY PREMIUM(1): $137.50

	Assuming Current Costs				Assuming Guaranteed Costs
End of Year	Premiums Accumulated at 5% Interest Per Year	Policy Fund	Cash Surrender Value	Death Benefit	Policy Fund	Cash Surrender Value	Death Benefit
1	1,694	741	741	275,000	511	511	275,000
2	3,473	1,439	1,439	275,000	984	984	275,000
3	5,341	2,095	2,095	275,000	1,418	1,418	275,000
4	7,303	2,711	2,711	275,000	1,847	1,847	275,000
5	9,362	3,286	3,286	275,000	2,238	2,238	275,000
6	11,525	3,853	3,853	275,000	2,592	2,592	275,000
7	13,795	4,381	4,381	275,000	2,876	2,876	275,000
8	16,180	4,902	4,902	275,000	3,125	3,125	275,000
9	18,683	5,352	5,352	275,000	3,306	3,306	275,000
10	21,311	5,764	5,764	275,000	3,420	3,420	275,000
15	36,562	9,668	9,668	275,000	3,404	3,404	275,000
20	56,025	12,767	12,767	275,000	2,267	2,267	275,000
25	80,867	13,739	13,739	275,000	0	0	275,000
30	112,571	9,592	9,592	275,000	0	0	275,000
35	153,035	0	0	275,000	0	0	275,000
40	204,678	0	0	0	0	0	0
45	270,589	0	0	0	0	0	0
50	354,710	0	0	0	0	0	0
55	462,072	0	0	0	0	0	0
60	599,096	0	0	0	0	0	0
65	773,978	0	0	0	0	0	0

1.       ASSUMES A $137.50 PREMIUM IS PAID AT THE BEGINNING OF EACH MONTHLY ANNIVERSARY. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.

2.       ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATES SHOWN OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES DURING THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

MIDLAND NATIONAL LIFE INSURANCE COMPANY – VUL – CV 2
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                             ASSUMED HYPOTHETICAL GROSS

MALE STANDARD NON-SMOKER ISSUE AGE 35                               ANNUAL RATE OF RETURN: 6%

WITH WAIVER OF SURRENDER CHARGE RIDER

$275,000 INITIAL FACE AMOUNT                                        ASSUMED MONTHLY PREMIUM(1): $137.50

	Assuming Current Costs				Assuming Guaranteed Costs
End of Year	Premiums Accumulated at 5% Interest Per Year	Policy Fund	Cash Surrender Value	Death Benefit	Policy Fund	Cash Surrender Value	Death Benefit
1	1,694	765	765	275,000	528	528	275,000
2	3,473	1,531	1,531	275,000	1,048	1,048	275,000
3	5,341	2,300	2,300	275,000	1,558	1,558	275,000
4	7,303	3,071	3,071	275,000	2,093	2,093	275,000
5	9,362	3,844	3,844	275,000	2,619	2,619	275,000
6	11,525	4,653	4,653	275,000	3,137	3,137	275,000
7	13,795	5,467	5,467	275,000	3,613	3,613	275,000
8	16,180	6,319	6,319	275,000	4,078	4,078	275,000
9	18,683	7,145	7,145	275,000	4,498	4,498	275,000
10	21,311	7,977	7,977	275,000	4,873	4,873	275,000
15	36,562	15,116	15,116	275,000	6,457	6,457	275,000
20	56,025	23,700	23,700	275,000	7,342	7,342	275,000
25	80,867	32,691	32,691	275,000	3,671	3,671	275,000
30	112,571	39,201	39,201	275,000	0	0	275,000
35	153,035	41,009	41,009	275,000	0	0	275,000
40	204,678	32,596	32,596	275,000	0	0	0
45	270,589	0	0	0	0	0	0
50	354,710	0	0	0	0	0	0
55	462,072	0	0	0	0	0	0
60	599,096	0	0	0	0	0	0
65	773,978	0	0	0	0	0	0

1.       ASSUMES A $137.50 PREMIUM IS PAID AT THE BEGINNING OF EACH MONTHLY ANNIVERSARY. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.

2.       ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATES SHOWN OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES DURING THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

MIDLAND NATIONAL LIFE INSURANCE COMPANY – VUL – CV 2
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                             ASSUMED HYPOTHETICAL GROSS

MALE STANDARD NON-SMOKER ISSUE AGE 35                             ANNUAL RATE OF RETURN: 12%

WITH WAIVER OF SURRENDER CHARGE RIDER

$275,000 INITIAL FACE AMOUNT                                        ASSUMED MONTHLY PREMIUM(1): $137.50

	Assuming Current Costs				Assuming Guaranteed Costs
End of Year	Premiums Accumulated at 5% Interest Per Year	Policy Fund	Cash Surrender Value	Death Benefit	Policy Fund	Cash Surrender Value	Death Benefit
1	1,694	788	788	275,000	544	544	275,000
2	3,473	1,626	1,626	275,000	1,112	1,112	275,000
3	5,341	2,517	2,517	275,000	1,707	1,707	275,000
4	7,303	3,469	3,469	275,000	2,365	2,365	275,000
5	9,362	4,487	4,487	275,000	3,058	3,058	275,000
6	11,525	5,614	5,614	275,000	3,792	3,792	275,000
7	13,795	6,826	6,826	275,000	4,536	4,536	275,000
8	16,180	8,168	8,168	275,000	5,325	5,325	275,000
9	18,683	9,585	9,585	275,000	6,131	6,131	275,000
10	21,311	11,119	11,119	275,000	6,956	6,956	275,000
15	36,562	24,577	24,577	275,000	12,108	12,108	275,000
20	56,025	47,010	47,010	275,000	19,791	19,791	275,000
25	80,867	83,479	83,479	275,000	27,942	27,942	275,000
30	112,571	142,572	142,572	275,000	34,010	34,010	275,000
35	153,035	244,090	244,090	283,144	31,748	31,748	275,000
40	204,678	419,434	419,434	448,794	6,098	6,098	275,000
45	270,589	715,359	715,359	751,128	0	0	0
50	354,710	1,205,719	1,205,719	1,266,005	0	0	0
55	462,072	2,006,054	2,006,054	2,106,358	0	0	0
60	599,096	3,341,573	3,341,573	3,374,989	0	0	0
65	773,978	5,680,556	5,680,556	5,680,556	0	0	0

1.       ASSUMES A $137.50 PREMIUM IS PAID AT THE BEGINNING OF EACH MONTHLY ANNIVERSARY. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.

2.       ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATES SHOWN OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES DURING THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Definitions

Accumulation Unit means the units credited to each investment division in the Separate Account.

Administrative Office means where You can write to Us to make transaction requests or service requests.  The address is:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

You may also call Us at Our Administrative Office toll-free at (800) 272-1642.  We have different fax (facsimile) numbers for different types of services.  To send Us transaction requests by fax (facsimile), You should use the following fax numbers: (605) 373-8557 or (877) 841-6709 (toll-free).  To send Us service requests by fax (facsimile), You should use the following fax numbers: (605) 335-3621 or (877) 208-6136 (toll-free).

Age means the age  of the Insured person on his/her last birthday preceding the policy date.

Attained Age means the age  of the Insured person on his/her birthday preceding a policy anniversary date.

Beneficiary means the person or persons to whom the policy’s death benefit is paid when the Insured dies.

Business Day means any day the New York Stock Exchange is open for regular trading and ends at the close of the regular trading (usually 3:00 p.m. Central Time).

Cash Surrender Value means the policy fund on the date of the surrender, less any surrender charge.

Death Benefit means the amount payable under Your policy when the Insured dies.

Evidence of Insurability means evidence, satisfactory to Us, that the Insured is insurable and meets Our underwriting standards.

Face Amount means the amount stated on the face of Your policy that will be paid either upon the death of the Insured or the policy maturity, whichever date is earlier.

Funds mean the investment companies, commonly called mutual funds, that are available for investment by Separate Account A on the policy date or as later changed by Us.

Inforce means the Insured’s life remains Insured under the terms of the policy.

Investment Division means a division of Separate Account A which invests exclusively in the shares of a specified portfolio of the fund.

Modified Endowment Contract (“MEC”) is a policy where premiums are paid more rapidly than the rate defined by a 7-pay test.

Monthly Anniversary means the day of each month that has the same numerical date as the policy date.

Net Cash Surrender Value means the cash surrender value less any outstanding policy debt.

Net Premium means the premium paid less a deduction of the premium load and less any applicable service charge.  Note:   The first monthly deduction is also taken from the initial premium.

No Lapse Guarantee Period means the amount of time this policy is guaranteed to remain inforce  if the sum of the premiums paid, less any policy debt and withdrawals, is equal to or greater than the no lapse guarantee premium requirement.

Policy Anniversary means the same month and day of the policy date in each year following the policy date.

Policy Date means the date insurance coverage is effective and from which policy anniversaries and policy years are determined.

Policy Debt means the total loan on the policy on that date plus the interest that has accrued, but has not been paid as of that date.

Policy Fund means the sum of monies in Our Separate Account A attributable to Your inforce  policy plus any monies in Our General Account for Your policy.

Policy Month means a month that starts on a monthly anniversary and ends on the following monthly anniversary.

Policy Year means a year that starts on the policy date or on each anniversary thereafter.

Record Date means the date the policy is recorded on Our books as an inforce  policy.

Rider Date means the date the rider takes effect.

Separate Account means Our Separate Account A which receives and invests Your net premiums under the policy.

Specified Amount means the face amount of the policy.  The term “specified amount” used in Your policy has the same meaning as the term “face amount” used in this prospectus.

Surrender Charge means a charge made only upon surrender of the policy.

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account A, including more information about distribution expenses, commissions, and compensation than is contained in this Prospectus.  The SAI is incorporated by reference into this Prospectus and is legally a part of this Prospectus.  A free copy of the SAI can be obtained by calling (800) 272-1642 or by contacting Your registered representative. We will send You a copy of the SAI within 3 business days of Your request.

Personalized illustrations of death benefits, cash surrender values, and cash values are also available free of charge upon request.  You can obtain a personalized illustration or make other policy inquiries by contacting Our Administrative Office at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

(800) 272-1642

Information about the Separate Account can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about the Separate Account are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC  20549-0102

SEC File No. 811-05271

STATEMENT OF ADDITIONAL INFORMATION FOR THE

VARIABLE UNIVERSAL LIFE – CV 2

Flexible Premium Variable Universal Life Policy

Issued By:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(through the Midland National Life Separate Account A)

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the Variable Universal Life Insurance – CV 2 Policy (“policy”) issued by Midland National Life Insurance Company.  You may obtain a free copy of the prospectus dated October 1, 2012, by contacting Us at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

(605) 373-2207 (telephone)

 (800) 272-1642 (toll-free telephone)

(877) 841-6709 (toll-free facsimile for transaction requests)

(877) 208-6136 (toll-free facsimile for service requests)

Terms used in this SAI have the same meanings as in the current prospectus for the policy.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for this policy and the prospectuses for the 58 Portfolios currently available in the policy.

Dated October 1, 2012

the policy

policyowner

death benefit

payment options

premium limitations

about us

midland national life insurance company

our separate account a

our reports to policyowners

dividends

distribution of the policies

regulation

discount for employees of sammons enterprises, inc.

legal matters

financial matters

additional information

performance

illustrations

financial statements

the policy

The entire contract is made up of the policy, including any supplemental benefit, schedules, the signed written application for the policy, and any attached supplemental written application(s).  We assume that each statement made in the written application is made to the best of the knowledge and belief of the person(s) who made them and, in the absence of fraud, those statements are deeded to be representations and not warranties.  We cannot use any statement to deny a claim or to void the policy unless it is contained in a written application that is made part of the policy by attachment or insertion.

policyowner

The policyowner is the insured unless another individual has been named in the application.  As policyowner, You are entitled to exercise all rights under Your policy while the insured is alive. Without any beneficiary consent You can:

1.       Transfer ownership of Your policy by absolute assignment;

2.       Designate, change or revoke a contingent owner; or

3.       Change any revocable beneficiary during the insured’s lifetime.

With each irrevocable beneficiary’s consent, You may:

  Change the irrevocable beneficiary during the insured’s lifetime;
  Receive any benefit, exercise any right, and use any privilege granted by Your policy allowed by Us; or
  Agree with Us to any change or amendment of Your policy.

If You die while the insured is alive, the contingent owner, if any, will become the owner.  If there is no contingent owner, ownership will pass to Your estate.

death benefit

As long as the policy is still inforce, We will pay the death benefit to the beneficiary when the insured dies.  Federal tax law may require a greater death benefit than the one provided for in Your policy.  Your policy allows a choice between two death benefit qualification tests – the Cash Value Accumulation Test and the Guideline Premium Test.  Both of these tests are ones defined under Section 7702 of the Internal Revenue Code.

If you do not want limits (subject to Company minimums and maximum and the policy becoming a Modified Endowment Contract), on the amount of premium You can pay into the policy, the Cash Value Accumulation Test is usually the better choice.

The Guideline Premium Test will usually result in a lower minimum death benefit than the Cash Value Accumulation Test.  Your choice depends on the premiums You want to pay.  THE GUIDELINE PREMIUM TEST IS THE DEFAULT TEST FOR YOUR POLICY, AND HISTORICALLY HAS BEEN THE MORE POPULAR CHOICE.

Under both the Cash Value Accumulation Test and the Guideline Premium Test, the guideline minimum death benefit is the accumulation value of Your policy (Your policy fund) times a corridor percentage.  The corridor percentages do vary depending on the test that you choose.

For the Guideline Premium Test, the corridor percentage varies by the policy age of the insured(s) at the start of the policy year and declines as the insured person gets older.

The minimum death benefit will be Your policy fund on the day the insured person dies multiplied by the corridor percentage for his or her age. For this purpose, age is the policy age (last birthday) at the beginning of the policy year of the insured person’s death.

For the Cash Value Accumulation Test, the corridor percentage varies by the policy age, sex and Premium Class of the Insured.  The minimum death benefit will be Your policy fund on the day the insured person dies multiplied by the percentage for his or her age.  For this purpose, age is the policy age (last birthday) at the beginning of the policy year of the insured person’s death.

Table of Corridor Percentages – Guideline Premium Test

Based on Policy Fund

If the Insured Person’s Policy Age Is This	The Death Benefit Will Be At Least Equal To This Percent Of The Policy Fund	If the Insured Person’s Policy Age Is This	The Death Benefit Will Be At Least Equal To This Percent Of The Policy Fund
0-40	250%	60	130%
41	243%	61	128%
42	236%	62	126%
43	229%	63	124%
44	222%	64	122%
45	215%	65	120%
46	209%	66	119%
47	203%	67	118%
48	197%	68	117%
49	191%	69	116%
50	185%	70	115%
51	178%	71	113%
52	171%	72	111%
53	164%	73	109%
54	157%	74	107%
55	150%	75-90	105%
56	146%	91	104%
57	142%	92	103%
58	138%	93	102%
59	134%	94	101%
		95-99	100%

These percentages are based on federal income tax law for the Guideline Premium Test, which requires a minimum death benefit, in relation to policy fund, for Your policy to qualify as life insurance.

Example – Assuming Guideline Premium Test

Assume the insured person is 55 years old and the face amount is $100,000. The “corridor percentage” for the Guideline Premium Test at that age is 150%. Under option 1, the death benefit will generally be $100,000. However, when the policy fund is greater than $66,666,67, the corridor percentage applies and the death benefit will be greater than $100,000 (since 150% of $66,666.67 equals $100,000). In this case, at age 55, We multiply the policy fund by a factor of 150%. So if the policy fund were $70,000, then the death benefit would be $105,000.

Under option 2, the death benefit is the face amount plus the policy fund. In this example, if a 55 year-old had a face amount of $100,000 and a policy fund of $200,000, then the death benefit would be $300,000. This figure results from either: (a) adding the face amount to the policy fund or (b) multiplying the policy fund by the corridor percentage. For all policy funds higher than this level, the corridor percentage would apply. Therefore, for every $1.00 added to the policy fund above $200,000, the death benefit would increase by $1.50 (at that age).

Table of Corridor Percentages Cash Value Accumulation Test

Male

Based on Policy Fund

If the Insured Person’s Policy Age is this	The Death Benefit Will be at Least Equal to This Percent of The Policy Fund	If the Insured Person’s Policy Age is this	The Death Benefit Will be at Least Equal to This Percent of The Policy Fund
0	1547.8%	51	272.2%
1	1503.6%	52	263.7%
2	1455.4%	53	255.4%
3	1406.2%	54	247.6%
4	1356.2%	55	240.1%
5	1307.9%	56	232.9%
6	1261.2%	57	226.1%
7	1216.0%	58	219.5%
8	1172.4%	59	213.2%
9	1130.1%	60	207.2%
10	1089.3%	61	201.4%
11	1049.8%	62	195.9%
12	1011.7%	63	190.7%
13	975.9%	64	185.7%
14	941.3%	65	181.0%
15	908.7%	66	176.5%
16	878.8%	67	172.2%
17	850.4%	68	168.0%
18	822.8%	69	164.1%
19	796.6%	70	160.2%
20	771.0%	71	156.5%
21	746.1%	72	153.0%
22	721.7%	73	149.7%
23	698.6%	74	146.5%
24	676.0%	75	143.5%
25	654.0%	76	140.6%
26	632.5%	77	137.9%
27	612.0%	78	135.3%
28	592.1%	79	132.9%
29	572.6%	80	130.6%
30	553.7%	81	128.5%
31	535.2%	82	126.5%
32	517.0%	83	124.6%
33	499.6%	84	122.8%
34	482.6%	85	121.2%
35	466.1%	86	119.7%
36	450.1%	87	118.3%
37	434.8%	88	117.0%
38	420.1%	89	115.9%
39	405.7%	90	114.8%
40	392.0%	91	113.9%
41	378.7%	92	113.0%
42	366.0%	93	112.2%
43	353.8%	94	111.4%
44	342.2%	95	110.8%
45	331.0%	96	110.1%
46	320.2%	97	109.5%
47	309.9%	98	108.9%
48	300.0%	99+	108.4%
49	290.4%
50	281.1%

Example – Assuming Cash Value Accumulation Test

Assume the insured person is 55 years old, male standard non- tobacco  and the face amount is $100,000. The “corridor percentage” for the Cash Value Accumulation Test at that age is 240.1%. Under option 1, the death benefit will generally be $100,000. However, when the policy fund is greater than $41,649.31, the corridor percentage applies and the death benefit will be greater than $100,000 (since 240.1% of $41,649.31 equals $100,000). In this case, at age 55, We multiply the policy fund by a factor of 240.1%. So if the policy fund were $70,000, then the death benefit would be $168,070.

Under option 2, the death benefit is the face amount plus the policy fund. In this example, if a 55 year-old had a face amount of $100,000 and a policy fund of $71,377.59, then the death benefit would be $171,377.59. This figure results from either: (a) adding the face amount to the policy fund or (b) multiplying the policy fund by the corridor percentage. For all policy funds higher than this level, the corridor percentage would apply. Therefore, for every $1.00 added to the policy fund above $71,377.59, the death benefit would increase by $2.40 (at that age).

payment options

You may choose for policy benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment. Payments under these options are not affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the insured person dies, then the beneficiary will have this choice. However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice.  Payment options will also be subject to Our rules at the time of selection.

premium limitations

Federal law limits the premiums that can be paid if this policy is to qualify as life insurance for tax purposes.  We will not accept a premium that would cause this limit to be exceeded.  If We accept such a premium in error, We will refund it as soon as the error is discovered.

If a policy change is executed that causes this policy to exceed the maximum premium limits allowed by federal law, We will refund the excess premium when the total premiums paid exceed the federal limits.

We will accept any premium needed to keep this policy in force.

about us

midland national life insurance company

We are Midland National Life Insurance Company, a stock life insurance company. We were organized, in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company”. We were reincorporated as a stock life insurance company in 1909. Our name, Midland National Life Insurance Company, was adopted in 1925. We redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition:  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our General Account to our policy owners.  We monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments.  It is important to note, however, that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective policy owners to read and understand our financial statements, which are included in this Statement of Additional Information ("SAI").

our separate account a

The “Separate Account” is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies. The Separate Account meets the definition of a “Separate Account” under the federal securities laws. Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National’s other assets.  The assets of the Separate Account may not be used to pay any of Our other liabilities.  We are obligated to pay all amounts guaranteed under the policy.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums in up to fifteen of the fifty-eight investment divisions of Our Separate Account at any one time.

our reports to policyowners

We currently intend to send You reports shortly after the end of the third, sixth, ninth, and twelfth policy months of each policy year that show:

•      the current death benefit for Your policy,

•      Your policy fund,

•      information about investment divisions,

•      the cash surrender value of Your policy,

•      the amount of Your outstanding policy loans,

•      the amount of any interest that You owe on the loan, and

•      information about the current loan interest rate.

The annual report will show any transactions involving Your policy fund that occurred during the policy year. Transactions include Your premium allocations, Our deductions, and Your transfer or withdrawals. The annual or other periodic statements provide confirmations of certain regular, periodic items (such as monthly deductions and premium payments by Civil Service Allotment or automatic checking account deductions). We may change these reporting practices. Confirmations will be sent to You for transfers of amounts between investment divisions and certain other policy transactions.

Our report also contains information that is required by the insurance supervisory official in the jurisdiction in which this insurance policy is delivered.

We will send You semi-annual reports with financial information on the funds.

dividends

We do not pay any dividends on these policies.

distribution of the policies

The policies are offered to the public on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC (“Sammons Securities Company”) serves as principal underwriter for the policies.  Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103.  Sammons Securities Company is an indirect, wholly-owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Securities Company offers the policies through its registered representatives.  Sammons Securities Company is a member of the Securities Investor Protection Corporation.  Sammons Securities Company also may enter into selling agreements with other broker-dealers (“selling firms”) and compensate them for their services.  Registered representatives are appointed as Our insurance agents.

Sammons Securities Company received sales compensation with respect to these policies and other variable life policies not included in this registration statement under the Midland National Life Separate Account A in the following amounts during the years indicated:

Fiscal year	Aggregate Amount of Commissions Paid to Sammons Securities Company*	Aggregate Amount of Commissions Retained by Sammons Securities Company*
2009	$4,282,773	$47,429
2010	$3,349,631	$36,540
2011	$2,260,522	$25,631

*Includes total sales compensation paid to registered persons of Sammons Securities Company and an underwriting fee of 1.25% of first-year commissions paid to Sammons Securities Company for all of Midland National’s variable universal life insurance policies under Separate Account A.

Sammons Securities Company passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the policies.  However, under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

•         sales representative training allowances,

•         deferred compensation and insurance benefits,

•         advertising expenses, and

•         all other expenses of distributing the policies.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for

•         “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the policies;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

We intend to distribute the policies in all states, except New York, and in certain United States possessions and territories.

regulation

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell policies. This policy has been filed with and, as necessary, approved by insurance officials in those states. The provisions of this policy may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell policies. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.

We are also subject to various federal securities laws and regulations with respect to the Separate Account and the policies.

discount for employees of sammons enterprises, inc.

Employees of Sammons Enterprises, Inc. may receive a discount of up to 25% of first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee’s policy during the first year. All other policy provisions will apply.

legal matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

financial matters

The financial statements of Midland National Life Separate Account A and Midland National Life Insurance Company, included in this SAI and the registration statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in this SAI. The address for PricewaterhouseCoopers LLP is 699 Walnut Street, Suite 1300, Des Moines, IA 50309 . The financial statements have been included in reliance upon reports given upon the authority of the firm as experts in accounting and auditing.

additional information

We have filed a Registration Statement relating to the Separate Account and the variable life insurance policy described in this SAI with the SEC. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this SAI under the rules and regulations of the SEC. If You would like additional information, then You may obtain it from the SEC’s main office in Washington, DC. You will have to pay a fee for the material.

performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners.  We base the performance information on the investment experience of the investment division and the funds.  The information does not indicate or represent future performance.

Total return quotations reflect changes in funds’ share prices, and the automatic reinvestment by the Separate Account of all distributions and the deduction of the mortality and expense risk charge.  The quotations will not reflect deductions from premiums (the premium tax charge), the monthly deduction from the policy fund (the expense charge, the cost of insurance charge, the percent of policy fund charge, and any charges for additional benefits), the surrender charge, or other transaction charges.  These fees and charges would have reduced the performance shown.  Therefore, these returns do not show how actual investment performance will affect policy benefits.  A cumulative total return reflects performance over a stated period of time.  An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.  Average annual total returns tend to smooth out variations in an investment division’s returns and are not the same as actual year-by-year results.

Midland National may advertise performance figures for the investment divisions based on the performance of a portfolio before the Separate Account commenced operations.

illustrations

Midland National may provide individual hypothetical illustrations of policy fund, cash surrender value, and death benefits based on the funds’ historical investment returns.  These illustrations will reflect the deduction of expenses in the funds and the deduction of policy charges, including the deductions from premiums, the monthly deduction from the policy fund and the surrender charge.  The hypothetical illustrations are designed to show the performance that could have resulted if the policy had been in existence during the period illustrated and do not indicate what policy benefits will be in the future.

financial statements

The financial statements of Midland National Life Insurance Company included in this SAI should be distinguished from the financial statements of the Midland National Life Separate Account A and should be considered only as bearing upon the ability of Midland National Life Insurance Company to meet its obligations under the policies.  They should not be considered as bearing upon the safety or investment performance of the assets held in the Separate Account.

          MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

          CONSOLIDATED FINANCIAL STATEMENTS

          FOR THE YEARS ENDED DECEMBER 31, 2011 and 2010

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

--------------------------------------------------------------------------------

Report of Independent Auditors                                               1

Midland National Life Insurance Company and Subsidiaries
   Consolidated Financial Statements

     Consolidated Balance Sheets as of December 31, 2011 and 2010            2

     Consolidated Statements of Income for the years ended
        December 31, 2011, 2010 and 2009                                     3

     Consolidated Statements of Stockholder's Equity and
       Comprehensive Income (Loss) for the years ended
        December 31, 2011, 2010 and 2009                                     4

     Consolidated Statements of Cash Flows for the years
        ended December 31, 2011, 2010 and 2009                               5

     Notes to Consolidated Financial Statements                              7

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of
   Midland National Life Insurance Company and Subsidiaries

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Midland
National Life Insurance Company and Subsidiaries (the "Company") at December 31,
2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board United States). Those
standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 28, 2012

--------------------------------------------------------------------------------
PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL  60606
T: (312)298-2000, F: (312) 298-2001, www.pwc.com/us

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2011 and 2010
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            2011                2010
                                                                                    ------------------  ------------------
ASSETS
Investments
    Fixed maturities, available for sale, at fair value                                   $27,210,029        $ 24,516,373
    Equity securities, at fair value                                                          406,809             424,953
    Mortgage loans                                                                            490,031             247,133
    Policy loans                                                                              340,731             333,186
    Short-term investments                                                                    290,070             248,637
    Derivative instruments                                                                    235,342             425,656
    Other invested assets                                                                     889,972             983,630
                                                                                    ------------------  ------------------
       Total investments                                                                   29,862,984          27,179,568

Cash                                                                                          165,611              50,517
Accrued investment income                                                                     258,004             237,447
Deferred policy acquisition costs                                                           1,397,148           1,502,244
Deferred sales inducements                                                                    374,354             455,628
Present value of future profits of acquired businesses                                         17,176              21,015
Federal income tax asset, net                                                                       -              58,019
Other receivables, other assets and property, plant and equipment                             114,550             146,950
Reinsurance receivables                                                                     2,075,717           1,889,376
Separate account assets                                                                       884,513           1,001,274
                                                                                    ------------------  ------------------
       Total assets                                                                       $35,150,057         $32,542,038
                                                                                    ==================  ==================

LIABILITIES
Policyholder account balances                                                             $26,320,092        $ 24,817,393
Policy benefit reserves                                                                     1,129,354           1,049,300
Policy claims and benefits payable                                                            132,627             119,949
Repurchase agreements, other borrowings and collateral on
    derivative instruments                                                                  2,599,406           2,527,412
Derivative instruments                                                                         13,134              10,541
Federal income tax liability, net                                                             340,860                   -
Other liabilities                                                                             584,434             729,027
Separate account liabilities                                                                  884,513           1,001,274
                                                                                    ------------------  ------------------
       Total liabilities                                                                   32,004,420          30,254,896
                                                                                    ------------------  ------------------

STOCKHOLDER'S EQUITY
Common stock, $1 par value, 1,000 shares authorized,
  issued and outstanding                                                                        2,549               2,549
Additional paid-in capital                                                                    354,208             335,907
Retained earnings                                                                           2,032,987           1,860,073
Accumulated other comprehensive income (loss)                                                 755,893              88,613
                                                                                    ------------------  ------------------
       Total stockholder's equity                                                           3,145,637           2,287,142
                                                                                    ------------------  ------------------
          Total liabilities and stockholder's equity                                      $35,150,057         $32,542,038
                                                                                    ==================  ==================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    2011              2010               2009
                                                                              -----------------  ----------------   ----------------

REVENUES
Premiums                                                                            $  164,718         $ 146,850          $ 147,415
Interest sensitive life and investment product charges                                 338,445           303,991            295,560
Net investment income                                                                1,402,512         1,407,708          1,059,608
Net gains (losses) on derivatives and derivative instruments                             5,767           191,371           (157,076)
Net unrealized gain from variable interest entity                                            -                 -             35,795
Net realized investment gains                                                           (8,206)           94,571            154,827

Total other-than-temporary impairment losses                                            (9,853)          (75,139)           (83,778)
Non-credit portion in other comprehensive income                                         2,326             3,557             12,307
                                                                              -----------------  ----------------   ----------------
Net impairment loss recognized in earnings                                              (7,527)          (71,582)           (71,471)

Other income                                                                             9,304            15,045             12,419
                                                                              -----------------  ----------------   ----------------
       Total revenue                                                                 1,905,013         2,087,954          1,477,077
                                                                              -----------------  ----------------   ----------------

BENEFITS AND EXPENSES
Interest credited to policyholder account balances                                     816,565           881,856            541,266
Benefits incurred                                                                      261,976           302,497            238,071
Amortization of deferred sales inducements                                              78,438            80,765             60,246
                                                                              -----------------  ----------------   ----------------
       Total benefits                                                                1,156,979         1,265,118            839,583

Operating and other expenses (net of commissions and other
    expenses deferred)                                                                 139,279           116,552            162,648
Amortization of deferred policy acquisition costs and
    present value of future profits of acquired businesses                             212,002           221,904            175,601
                                                                              -----------------  ----------------   ----------------
    Total benefits and expenses                                                      1,508,260         1,603,574          1,177,832
                                                                              -----------------  ----------------   ----------------

    Income before income taxes                                                         396,753           484,380            299,245

Income tax provision                                                                   109,147           131,908            102,308
                                                                              -----------------  ----------------   ----------------
       Net income                                                                      287,606           352,472            196,937

        Less: Net income attributable to noncontrolling interests (net
           of tax $9,992 in 2009)                                                            -                 -            (57,373)
                                                                              -----------------  ----------------   ----------------
    Net income attributable to Midland National Life Ins. Co.                       $  287,606        $  352,472         $  139,564
                                                                              =================  ================   ================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                    Midland National Life Insurance Co. Stockholder's Equity
                                                            ------------------------------------------------------------------------

                                                                                Additional
                                                              Common             Paid-in           Retained        Comprehensive
                                                               Stock             Capital           Earnings           Income
                                                            ---------------  -----------------  ----------------  -----------------
Balance, December 31, 2008                                       $   2,549         $  318,707       $ 1,504,864
Cumulative effect of non-credit impairment losses
    from prior periods (net of tax ($3,796))                                                              7,050
Comprehensive income  (loss)
    Net income                                                                                          139,564          $ 139,564
    Other comprehensive income  (loss)
      Net unrealized gain on available-for-sale investments,
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $165,204)                                                                                   306,808
      Pension liability (net of tax ($1,200))                                                                               (2,229)
      Post-retirement liability (net of tax $340)                                                                              630
                                                                                                                  -----------------
        Comprehensive (loss)                                                                                             $ 444,773
                                                                                                                  =================
Equity transactions with noncontrolling interests, net                                (16,880)
Capital contribution
Dividends paid on common stock                                                                          (51,617)
                                                            ---------------  -----------------  ----------------
Balance, December 31, 2009                                           2,549            301,827         1,599,861
Deconsolidation of variable interest entity                                            16,880
Comprehensive income  (loss)
    Net income                                                                                          352,472            352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $310,610)                                                                                   576,847
      Pension liability (net of tax ($1,760))                                                                               (3,269)
      Post-retirement liability (net of tax ($654))                                                                         (1,214)
                                                                                                                  -----------------
        Comprehensive income                                                                                               924,836
                                                                                                                  =================
Capital contribution                                                                    5,000
Employee stock ownership plan                                                          12,200
Dividends paid on common stock                                                                          (92,260)
                                                            ---------------  -----------------  ----------------
Balance, December 31, 2010                                           2,549            335,907         1,860,073
Comprehensive income  (loss)
    Net income                                                                                          287,606            287,606
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $363,131)                                                                                   674,385
      Pension liability (net of tax ($1,755))                                                                               (3,259)
      Post-retirement liability (net of tax ($2,071))                                                                       (3,845)
                                                                                                                  -----------------
        Comprehensive income                                                                                          $    954,886
                                                                                                                  =================
Capital contribution                                                                    5,000
Employee stock ownership plan                                                          13,301
Dividends paid on common stock                                                                         (114,692)
                                                            ---------------  -----------------  ----------------
Balance, December 31, 2011                                       $   2,549         $  354,208       $ 2,032,987
                                                            ===============  =================  ================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                    Midland National Life Insurance Co. Stockholder's Equity
                                                            ------------------------------------------------------------------------
                                                                   Accumulated
                                                                      Other                                        Total
                                                                Comprehensive             Noncontrolling      Stockholder's
                                                                Income (Loss)             Interest              Equity
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2008                                           $   (781,910)           $ 133,837           $1,178,047
Cumulative effect of non-credit impairment losses
    from prior periods (net of tax ($3,796))                               (7,050)                                        -
Comprehensive income  (loss)
    Net income                                                                                  57,373              196,937
    Other comprehensive income  (loss)
      Net unrealized gain on available-for-sale investments,
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $165,204)                                  306,808                                   306,808
      Pension liability (net of tax ($1,200))                              (2,229)                                   (2,229)
      Post-retirement liability (net of tax $340)                             630                                       630

        Comprehensive (loss)

Equity transactions with noncontrolling interests, net                                          16,880
Capital contribution                                                                           296,100              296,100
Dividends paid on common stock                                                                                      (51,617)
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2009                                               (483,751)             504,190            1,924,676
Deconsolidation of variable interest entity                                                   (504,190)            (487,310)
Comprehensive income  (loss)
    Net income                                                                                                      352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $310,610)                                  576,847                                   576,847
      Pension liability (net of tax ($1,760))                              (3,269)                                   (3,269)
      Post-retirement liability (net of tax ($654))                        (1,214)                                   (1,214)

        Comprehensive income

Capital contribution                                                                                                  5,000
Employee stock ownership plan                                                                                        12,200
Dividends paid on common stock                                                                                      (92,260)
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2010                                                 88,613                    -            2,287,142
Comprehensive income  (loss)
    Net income                                                                                                      287,606
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $363,131)                                  674,385                                   674,385
      Pension liability (net of tax ($1,755))                              (3,259)                                   (3,259)
      Post-retirement liability (net of tax ($2,071))                      (3,845)                                   (3,845)

        Comprehensive income

Capital contribution                                                                                                  5,000
Employee stock ownership plan                                                                                        13,301
Dividends paid on common stock                                                                                     (114,692)
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2011                                           $    755,893              $     -           $3,145,637
                                                            ======================     ================     ================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010, and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                             2011               2010               2009
                                                                       -----------------   ----------------   ----------------

OPERATING ACTIVITIES
Net income                                                                   $  287,606          $ 352,472          $ 196,937
Adjustments to reconcile net income to net cash
    provided by operating activities
    Amortization of deferred policy acquisition costs,
        deferred sales inducements and present value
        of future profits of acquired businesses                                290,440            302,669            235,847
    Net amortization of premiums and discounts
        on investments                                                         (154,194)          (131,051)           (89,973)
    Amortization of index options                                               289,043            179,637            165,439
    Employee stock ownership plan                                                13,301             12,200                  -
    Policy acquisition costs deferred                                          (252,737)          (263,602)          (214,843)
    Sales inducements deferred                                                  (81,990)           (92,589)           (74,579)
    Net realized investment (gains) losses and net
        impairment losses recognized in earnings                                 15,733            (22,989)           (83,356)
    Net (gains) losses on derivatives and derivative
        instruments                                                              (5,767)          (191,371)           157,076
    Net unrealized gains from variable interest entity                                -                  -            (35,795)
    Provision (benefit) for deferred income taxes                                90,940             20,151            (17,781)
    Net interest credited and product charges on
        universal life and investment policies                                  746,935            895,216            436,536
    Changes in other assets and liabilities
       Net receivables                                                          (79,743)           (23,954)           (57,028)
       Net payables                                                              24,388             71,909            125,697
       Policy benefits                                                           52,526            102,645             55,813
       Other, net                                                               (44,448)           (49,117)              (567)
                                                                       -----------------   ----------------   ----------------
      Net cash provided by operating activities                               1,192,033          1,162,226            799,423
                                                                       -----------------   ----------------   ----------------

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.) CONSOLIDATED STATEMENTS OF CASH
FLOWS (continued) FOR THE YEARS ENDED DECEMBER 31, 2011, 2010, and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                             2011               2010               2009
                                                                       -----------------   ----------------   ----------------
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                        $ 4,255,557        $ 5,026,800        $ 7,712,355
    Equity securities                                                           131,333            224,575            100,281
    Mortgage loans                                                               53,944             52,252             33,601
    Derivative instruments                                                            -                  -              9,987
    Other invested assets                                                       206,589             52,778             37,206
Cost of investments acquired
    Fixed maturities                                                         (5,571,152)        (6,821,533)        (9,049,051)
    Equity securities                                                           (61,026)          (160,158)          (102,725)
    Mortgage loans                                                             (307,412)           (61,773)           (25,893)
    Derivative instruments                                                     (242,316)          (125,959)          (162,597)
    Other invested assets                                                       (21,548)           (31,865)           (28,219)
Change in cash due to deconsolidation of VIE                                          -           (159,827)                 -
Net change in policy loans                                                       (7,545)           (17,207)              (487)
Net change in short-term investments                                            (41,433)           104,634           (175,000)
Net change in collateral on derivatives                                         (49,878)           (86,174)           183,681
Net change in amounts due to/from brokers                                      (160,148)            30,861            144,838
                                                                       -----------------   ----------------   ----------------
      Net cash used in investing activities                                  (1,815,035)        (1,972,596)        (1,322,023)
                                                                       -----------------   ----------------   ----------------

FINANCING ACTIVITIES
Receipts from universal life and investment  products                       $ 2,966,600        $ 2,906,068        $ 2,779,877
Benefits paid on universal life and investment  products                     (2,240,684)        (2,189,030)        (2,076,795)
Net change in repurchase agreements and other borrowings                        121,872            (38,643)          (258,701)
Receipts related to noncontrolling interests - net                                    -                  -            296,100
Capital contributions received                                                    5,000              5,000                  -
Dividends paid on common stock                                                 (114,692)           (92,257)           (51,617)
                                                                       -----------------   ----------------   ----------------
      Net cash provided by financing activities                                 738,096            591,138            688,864
                                                                       -----------------   ----------------   ----------------

Net increase (decrease) in cash                                                 115,094           (219,232)           166,264

Cash at beginning of year                                                        50,517            269,749            103,485
                                                                       -----------------   ----------------   ----------------

Cash at end of year                                                          $  165,611           $ 50,517          $ 269,749
                                                                       =================   ================   ================

SUPPLEMENTAL INFORMATION
    Cash paid during the year for
      Income taxes, paid to parent                                             $ 62,700           $ 51,374          $ 204,153
      Interest on other borrowings                                                1,940              2,381              4,594

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in Thousands)
------------------------------------------------------------------------------------------------------------------------

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Organization

        Midland National Life Insurance Company and Subsidiaries ("Midland
        National" or the "Company") is a wholly owned subsidiary of Sammons
        Financial Group, Inc. ("SFG"). SFG Reinsurance Company ("SFG Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in South Carolina. MNL Reinsurance Company ("MNL Re") and
        Solberg Reinsurance Company ("Solberg Re"), subsidiaries of Midland
        National, are captive reinsurance companies domiciled in Iowa. Midland
        National Services Company ("MNSC") is a Delaware limited liability company created as a wholly owned subsidiary of Midland National to hold agreed amounts for payment of facility fees and other amounts due under a credit facility agreement that governs a letter of credit arrangement between several SFG entities and a large commercial bank. Together, these companies offer individual life and annuity products in 49 states and the District of Columbia. The Company is affiliated through common ownership with North American Company for Life and Health Insurance
        ("North American").

        Midland National is a limited partner in Guggenheim Partners
        Opportunistic Investment Grade Securities Fund, LLC ("the Fund"), a
        private investment company and variable interest entity. In 2009,
        Midland National was considered the primary beneficiary under accounting guidance previously in effect and owned 50.9% of the Fund. As the primary beneficiary, the Company consolidated the Fund in its consolidated financial statements. In accordance with new guidance issued by the Financial Accounting Standards Board ("FASB"), the Company
        deconsolidated the Fund as of January 1, 2010. See Note 6 for further discussion of the deconsolidation of the Fund.

        Basis of presentation

        The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of
        America ("GAAP") and reflect the consolidation of the Company with its wholly owned subsidiaries and all entities for which it holds a controlling financial interest. Significant intercompany transactions have been eliminated in consolidation.

        The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity ("VIE").

        Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance its activities independently and the equity holders have the obligation to absorb losses, the right to receive residual returns, and the right to make decisions about the entity's activities. The usual condition for a controlling financial interest in an entity is ownership of a majority voting interest. Accordingly, the Company consolidates voting interest entities in which it has a majority voting interest.

        When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity's operating and financial policies (generally defined as owning a voting interest of 20%
        to 50%) and has an investment in common stock or in-substance common stock, the Company accounts for its investment using the equity method of accounting. For certain limited partnerships, the threshold for the equity method of accounting is 5%.

        During 2009, the FASB issued revised guidance effective January 1, 2010, related to VIEs whereby an enterprise is required to perform an analysis on all entities with which it has a financial interest. The analysis requires the evaluation of several characteristics, including the determination of whether an entity has sufficient equity at risk to allow it to adequately finance its activities, the determination of whether the party with the power to direct the activities of the entity has equity investment at risk in the entity, and whether the equity investment at risk lacks the obligation to absorb expected losses or the right to receive expected residual returns. If an entity is determined to be a VIE, the next step is the identification of the primary beneficiary of the VIE. An enterprise is deemed to be the primary beneficiary of a VIE if it has both (i) the power to direct the activities of the entity that most significantly impact the VIE's economic success and (ii) has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE, or both. The
        Company determines whether it is the primary beneficiary of a VIE by performing an analysis that principally considers: (i) the VIE's purpose and design, including the risks the VIE was designed to create and pass through to its variable interest holders, (ii) the VIE's capital structure, (iii) the terms between the VIE and its variable interest holders and other parties involved with the VIE, (iv) which variable interest holders have the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, (v) which variable interest holders have the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE and (vi) related party relationships. The party that is the primary beneficiary consolidates the financial results of the VIE. The Company will continue to assess its investments on an ongoing basis as circumstances may change whereby an entity could be determined to be a VIE. The Company could become a primary beneficiary in such a VIE, or an entity's characteristics could change whereby it is no longer a VIE. All of these situations could potentially have a corresponding impact on the Company's consolidated financial statements.

        See Note 6 for further discussion related to the Company's involvement with VIEs.

        Use of estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, impairment of securities, income taxes, deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), present value of future profits of acquired businesses ("PVFP"), reinsurance receivables and policy benefit reserves for traditional life insurance policies.

        Interest rate risk

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. The Company manages its interest rate risk by monitoring its asset and liability durations within a predetermined range. It will mitigate this risk by rebalancing assets when it approaches the boundaries of the predetermined range. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Liquidity risk

        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty risk

        The Company enters into derivative and repurchase agreements with various financial institution counterparties. The Company is at risk that any particular counterparty will fail to fulfill its obligations under outstanding agreements. The Company limits this risk by selecting counterparties with long-standing performance records and with credit ratings of "A" or above. The amount of exposure to each counterparty is essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the Company or counterparty.

        Fair value of financial assets, financial liabilities, and financial instruments

        The Company can elect an option to record at fair value certain financial assets and financial liabilities. The election is irrevocable and is made contract by contract. The Company has elected to utilize the fair value option for certain fixed income securities designated as hybrid instruments.

        Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented in Note 3 may not represent the underlying value to the Company.

        The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:

        Available-for-sale securities

        Fair value for fixed maturity securities is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available.
        For fixed maturities not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes.When values are not available from pricing services or broker quotes, such as private placements including corporate securities and asset-backed securities and residential mortgage-backed securities, fair value may be estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities is based on quoted market prices, where available, and for those equity securities not actively traded, fair values are obtained from independent pricing services or from internal fair value/cash flow models.

        Mortgage loans

        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the mortgage portfolio. Each mortgage modeled is assigned a spread corresponding to its risk profile for valuation purposes. For fair value reporting purposes, these spreads are adjusted for current market conditions. Fair value is also adjusted by internally generated illiquidity and default factors.

        Short-term investments

        The carrying amounts for short-term investments, which primarily consist of commercial paper, money market funds and fixed income securities acquired with less than one year to maturity, approximate fair value due to their short-term nature.

        Derivative instruments

        Fair value for options are based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, credit default swaps, interest rate floors and other derivatives is based on exchange prices, broker quoted prices or fair values provided by the counterparties.

        Other invested assets

        Other invested assets consist primarily of limited partnerships. The
        Company measures the fair value of these investments on the basis of the net asset value per share of the investment (or its equivalent) if the net asset value of the investment (or its equivalent) is calculated in a manner consistent with the measurement guidance issued by the FASB for investment companies as of the reporting entity's measurement date.

        Reinsurance receivables - embedded derivatives from reinsurance ceded

        Fair value for embedded derivatives related to coinsurance with funds withheld treaties for indexed annuities is determined based on fair values of the financial instruments in the funds withheld portfolios and on models the Company has developed to estimate the fair values of the liabilities ceded.

        Separate account assets

        Separate account assets are reported at fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds.

        Policyholder account balances

        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.
        The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and an additional provision for adverse deviation.

        Repurchase agreements, other borrowings and collateral on derivative instruments

        The fair value of the Company's repurchase agreements is tied to the market value of the underlying collateral securities. The fair value of other borrowings which consist of borrowings from the Federal Home Loan
        Bank of Des Moines ("FHLB"), approximates its reported value due to its short maturity. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of money market funds.

        Investments and investment income

        Available-for-sale securities

        The Company is required to classify its fixed maturity investments
        (bonds and redeemable preferred stocks) and equity securities (common and non-redeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the consolidated balance sheets. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at fair value with the unrealized holding gains (losses) and non-credit related impairment losses included as a component of other comprehensive income
        (loss) ("OCI") in the consolidated statements of stockholder's equity.
        OCI is reported net of related adjustments to DAC, DSI, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses).

        For collateralized mortgage obligations ("CMOs") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.
        Included in this category is approximately $109,464 and $84,434 of mortgaged-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2011 and 2010, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. In recent years, the deterioration in the sub-prime mortgage market has had an adverse impact on the overall credit markets, particularly related to the fair values of CMOs and other asset-backed securities. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment ("OTTI") policy. At December 31, 2011 and 2010, 62% and 76%, respectively of the Company's securities with sub-prime exposure are rated as investment grade.

        Mortgage loans

        Mortgage loans consist principally of commercial mortgage loans and are carried at the adjusted unpaid balances. The Company's lending policies allow for primarily first-lien mortgages that do not exceed 75% of the fair market value of the property allowing for sufficient excess collateral to absorb losses should we be required to foreclose and take possession of the collateral. The mortgage portfolio invests primarily in larger metropolitan areas across the U.S. and is diversified by type of property. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis. During 2011, twenty-three new mortgages were originated for $305,400, and during 2010 six new mortgages were originated for $58,890.

        The following table includes a breakdown of the Company's mortgage loans by property type as of December 31, 2011:

                                            Percentage
                                         -----------------

         Hotel                                        30%
         Office                                       23%
         Multi-family                                 16%
         Retail                                       16%
         Residential                                   6%
         Industrial                                    4%
         Other                                         5%

        Approximately 52% of the mortgage loans are on properties located in the following states as of December 31, 2011:

                                            Percentage
                                         -----------------

         California                                   20%
         Georgia                                      12%
         Arizona                                      10%
         North Carolina                               10%

        The Company's mortgage loan portfolio includes reverse mortgages, which are first liens on the related residential properties located primarily in California and Florida. At December 31, 2011, the reported value of these reverse mortgages was $29,301. Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The maximum percentage of any one loan to the value of the underlying property at the time the loan was initiated was 80% for all standard mortgage loans. The reverse mortgages have a Principal Limit Factor ("PLF") that defines the maximum amount that can be advanced to a borrower. The PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is 62.5% of the underlying property value at the time of mortgage origination.

        The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagee and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. As a result of this review, the Company recognized impairment charges against earnings of $397 (two loans), $1,036 (two loans), and
        $1,530 (four loans) for the years ended December 31, 2011, 2010 and
        2009, respectively. In addition, the Company has an allowance for mortgage loan credit losses of $2,000, $0 and $0 at December 31, 2011,
        2010 and 2009, respectively. The Company determined the allowance through an analysis of specific loans that are believed to have a higher risk of credit impairment.

        Policy loans

        Policy loans are carried at unpaid principal balances.

        Short-term investments

        Short-term investments primarily include commercial paper and fixed income securities, stated at amortized cost, and money market funds, stated at cost, acquired with less than one year to maturity.

        Derivative instruments

        Derivative instruments consist of options, futures, interest rate floors, interest rate and credit default swaps. Options, interest rate floors, interest rate swaps and credit default swaps are reported at fair value. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value.

        Other invested assets

        Other invested assets are primarily comprised of limited partnerships.
        Limited partnerships are recorded on the fair value, cost, equity or consolidation method of accounting depending on the respective ownership percentage, ability to control or election to apply fair value accounting. In most cases, the carrying amounts represent the Company's share of the entity's underlying equity reported in its balance sheet.
        In situations where the Company has an ownership of less than 5%, the limited partnership is carried at cost. These investments are reviewed for impairment on a periodic basis. The aggregate carrying value of investments recorded on the cost method was $36,363 and $39,176 as of
        December 31, 2011 and 2010, respectively.

        Other-than-temporary impairment losses

        The Company reviews its investments to determine if declines in value are other-than-temporary. Improvements in credit markets and a low interest rate environment during 2011 and 2010 resulted in fair value gains in the Company's fixed income securities portfolio. If the fair value of a debt security is less than its amortized cost basis at the balance sheet date, the Company must assess whether the impairment is other-than-temporary. For fixed income securities, the primary factor the Company considers in its assessment of whether a decline in value is other-than-temporary is the issuer's ability to pay the amounts due according to the contractual terms of the investment. Additional factors considered in evaluating whether a decline in value is
        other-than-temporary are the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        When an OTTI has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss and a non-credit related loss. The credit related loss is measured as the difference between the present value of cash flows expected to be collected from the debt security and the debt security's amortized cost.
        The amount of the credit related loss is recognized as a charge against earnings. The difference between the unrealized loss on the impaired debt security and the credit related loss charged against earnings is the non-credit related loss that is recognized in accumulated other comprehensive loss.

        The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company's assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments' expected term. The Company's assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

        After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the credit loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the credit related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security.
        Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

        During 2011, 2010 and 2009, the Company recorded $7,527, $71,582 and
        $71,471, respectively, of realized losses as a result of OTTI. These losses are included in net impairment loss recognized in earnings in the consolidated statements of income.

        Investment income

        Investment income is recorded when earned. Net realized investment gains
        (losses) are determined on the basis of specific identification of the investments. Dividends are recorded on the ex-dividend date. See Note 4 for further discussion of the Company's investments and investment income.

        Cash

        Cash consists of demand deposits and non-interest bearing deposits held by various commercial and custodial banks. The Company has deposits with certain financial institutions which exceed federally insured limits.
        The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of material loss.

        Derivatives and derivative instruments

        The Company uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate and credit risks applicable to its investments. To mitigate these risks, the Company enters interest rate and credit default swap agreements, futures contracts and equity indexed call options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed.
        To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis.

        The changes in fair value of derivative instruments designated as effective cash flow hedges are reported as a component of OCI. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income in the period of change.

        Derivative instruments are carried at fair value, with certain changes in fair value reflected in OCI in the consolidated statements of stockholder's equity (for those derivatives designated as effective
        "cash flow hedges") while other changes in derivative fair value related to non-hedge derivatives are reflected as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The Company has certain reinsurance arrangements and debt instruments containing embedded derivatives due to the incorporation of credit risk exposures that are not clearly and closely related to the
        creditworthiness of the obligor.

        The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the consolidated balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Accrued investment income

        Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive.

        Deferred policy acquisition costs

        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, marketing, policy issuance, underwriting and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium paying period of the related policies in proportion to the ratio of the annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's DAC.

        Deferred sales inducements

        The Company defers certain sales inducement costs into a DSI asset.
        Sales inducements consist of premium bonuses and bonus interest on the
        Company's life and annuity products. The Company accounts and reports for certain sales inducements whereby capitalized costs are reported separately in the consolidated balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the consolidated statements of income in accordance with authoritative guidance.

        See Note 8 for further discussion of the Company's DSI.

        To the extent that unrealized investment gains or losses on available-for-sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through OCI as an offset to the unrealized investment gains or losses on available-for-sale securities.

        Present value of future profits of acquired businesses

        The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $1,289, $1,143, $1,058, $1,111 and $938 of the existing PVFP over the next five years. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's PVFP.

        Retrospective adjustments of DAC, DSI, and PVFP are made periodically upon revision of estimates of current or future gross profits on interest sensitive and investment-type products to be realized from a group of policies.

        Reinsurance receivables

        Liabilities ceded to reinsurance companies and receivables related to obligations due from those companies to the Company are reported as reinsurance receivables. Funds withheld liabilities and embedded derivatives associated with certain annuity coinsurance with funds withheld agreements are also reported as reinsurance receivables in the consolidated balance sheets. The Company uses reinsurance risk mitigation on life and annuity products and, in certain cases, capital relief. The Company generally reinsures the excess of each individual risk over $1,000 on ordinary life policies in order to spread its risk of loss. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated "A" or better by A.M. Best. The Company monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.

        Separate account assets and liabilities

        The separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The
        Company reports its separate account assets at fair value. The underlying investment risks are assumed by the policyholders. The
        Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in separate account assets and liabilities in the consolidated balance sheets. The Company reports the fees earned for administrative and policyholder services performed for the separate accounts as a component of other income in the consolidated statements of income.

        Policy claims and benefits payable

        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in benefits incurred in the consolidated statements of income.

        Recognition of traditional life insurance revenue and policy benefits

        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of DAC.

        Policy benefit reserves for traditional life insurance policies reported in the consolidated balance sheets of $1,129,354 and $1,049,300 at
        December 31, 2011 and 2010, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals that were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged from and 6.00% to 9.00% in 2011 and 2010.

        Recognition of revenue and policy benefits for interest sensitive life insurance products and investment contracts ("interest sensitive policies")

        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances.
        Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the consolidated balance sheets as policyholder account balances of $26,320,092 and
        $24,817,393 at December 31, 2011 and 2010, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest and fixed index credits less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 1.00% to 6.60%
        in 2011 and 2010. For certain contracts, these crediting rates extend for periods in excess of one year.

        Repurchase agreements

        As part of its investment strategy, the Company enters into repurchase agreements to increase the Company's investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying collateral securities. Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. As of December 31, 2011 and 2010, there were
        $2,185,727 and $2,063,855, respectively, of such agreements outstanding.
        The collateral for these agreements is held in short-term investments and fixed maturities in the consolidated balance sheets.

        Dividends and distributions

        Payment of dividends or other distributions of the insurance subsidiaries are limited by statute, which is generally limited to the greater of the insurance companies' prior year statutory net gain from operations or 10% of the insurance companies' statutory surplus as regards policyholders at the previous year end date.

        See Note 13 for further discussion on the Company's statutory financial data and dividend restrictions.

        Income taxes

        The Company and its eligible subsidiaries file a consolidated Federal income tax return with SEI and its other eligible subsidiaries. The policy for intercompany allocation of Federal income taxes is that the
        Company computes the provision for income taxes on a separate return basis as if the Company and its eligible subsidiaries were filing their own consolidated return. The Company makes payment to, or receives payment from, SEI in the amount it would have paid to, or received from, the Internal Revenue Service ("IRS") had it filed a consolidated tax return with only its own subsidiaries. The separate Company provisions and payments are computed using the tax elections made by SEI.

        The Company recognizes deferred income tax assets and liabilities for the expected future tax effects attributable to temporary differences between the financial statement and tax return bases of assets and liabilities, based on enacted rates and other provisions of the tax laws. The effect of changes in tax laws or rates on deferred tax assets and liabilities is recognized in income in the period in which such change is enacted. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that all or some portion of the deferred tax assets will not be realized.

        If applicable, the Company's liability for income taxes would include a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the IRS or other taxing jurisdictions. The Company recognizes tax benefits only on tax positions where it is more likely than not to prevail if reviewed by the IRS or another taxing authority.

        Comprehensive income

        Comprehensive income for the Company includes net income and OCI, which includes pension liability and post-retirement liability, net unrealized investment gains (losses) on available-for-sale securities, non-credit portion of OTTI losses, and interest rate swaps accounted for as cash flow hedges (net of related adjustments to intangibles and deferred income taxes).

2.      EFFECTS OF NEW AUTHORITATIVE GUIDANCE

        Recently adopted authoritative guidance

        Fair value measurements

        Effective January 1, 2010, the Company adopted the additional guidance on disclosures for fair value measurements as issued by the FASB. The new disclosures add a requirement to disclose transfers in and out of
        Level 1 and 2 measurements and to clarify two existing disclosure requirements related to the level of disaggregation of fair value measurements and disclosures regarding inputs and valuation techniques.
        The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures related to fair value.

        Effective January 1, 2011, the Company adopted additional guidance on improving disclosures for fair value measurements. The new disclosures include gross presentation of activities within the Level 3 roll forward. The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures about fair value.

        Transfers of financial assets

        In June 2009, the FASB issued amended guidance on accounting for transfers of financial assets. The guidance is designed to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement in transferred financial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity. Therefore, formerly qualifying special-purpose entities (as defined under previous standards) should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance.
        The Company adopted the guidance January 1, 2010. The new guidance did not have a material effect on the consolidated financial statements.

        Variable interest entities

        In June 2009, the FASB issued amended guidance related to the consolidation of variable interest entities ("VIE"). The guidance requires an enterprise to perform an analysis to determine whether a company's variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a
        VIE as the company that (1) has the power to direct the activities of a
        VIE that most significantly impact the entity's economic performance and
        (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The guidance requires ongoing reassessments of whether a company is the primary beneficiary of a VIE, which could result in deconsolidation of previously consolidated entities. It also requires enhanced disclosures that will provide users of financial statements with more transparent information about a company's involvement with the VIE. The Company adopted the guidance effective January 1, 2010. The Company has evaluated its investments in limited partnerships, a re-securitization trust, and the Fund to determine if there are VIE's which would require consolidation or deconsolidation in accordance with this new guidance.
        As a result of adopting the new guidance the Company determined a previously consolidated VIE should be deconsolidated.

        See Note 6 for further discussion.

        Investments held through separate accounts

        Effective January 1, 2011, the Company adopted guidance that clarifies an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer's interests. Additionally, the guidance does not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The guidance also directs how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. The adoption of this guidance has no effect on the consolidated financial statements.

        Allowance for credit losses

        In July 2010, the FASB issued guidance related to disclosures about the credit quality of financing receivables and the allowance for credit losses. The guidance requires disclosures that facilitate financial statement users in evaluating the nature of credit risk inherent in the portfolio of financing receivables; how that risk is analyzed and assessed in arriving at the allowance for credit losses; and any changes and the reasons for those changes to the allowance for credit losses.
        The guidance requires several new disclosures regarding the reserve for credit losses and other disclosures related to the credit quality of the
        Company's mortgage loan portfolio. The Company adopted the guidance on
        January 1, 2011. The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures about the allowance for credit losses.

        Recently issued authoritative guidance

        Deferred policy acquisition costs

        In October 2010, the FASB issued guidance on accounting for costs associated with acquiring or renewing insurance contracts. The guidance addresses diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. The guidance defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. The guidance also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. This guidance will be effective on January 1, 2012, with early adoption permitted. The guidance provides companies the option of adopting either prospectively or retrospectively. The Company will adopt this guidance retrospectively on January 1, 2012. The Company expects this new guidance, when adopted, will reduce retained earnings and accumulated OCI and stockholder's equity by approximately $149,500 to
        $162,500 net of tax of $80,500 to $87,500, subject to other adjustments.
        After adoption in 2012, the Company expects to defer fewer costs and record lower amortization resulting in deferred emergence of earnings.

        Troubled debt restructurings

        In April 2011, the FASB issued guidance on the determination of whether a mortgage loan modification is a troubled debt restructuring. Under the guidance, if a restructuring constitutes a concession and the debtor is experiencing financial difficulties, a troubled debt restructuring has occurred. The guidance requires retrospective application to any restructuring activities occurring since January 1, 2011. The new requirements are effective for periods ending on or after December 15,
        2012. The Company does not expect the guidance to have a material effect on the consolidated financial statements.

        Fair value measurements

        In May 2011, the FASB issued guidance on related to fair value measurement and disclosure, which substantially converged GAAP with
        International Financial Reporting Standards ("IFRS"). This guidance is largely consistent with existing fair value measurement principles in
        GAAP; however, disclosure requirements have been expanded. The expanded disclosures include: 1) for all Level 3 fair value measurements, quantitative information about significant unobservable inputs used and a description of the valuation processes in place; 2) a qualitative discussion about the sensitivity of recurring Level 3 fair value measurements; 3) disclose any transfers between Level 1 and Level 2 fair value measurements on a gross basis, including reasons for those transfers; 4) disclose the reason why an asset is being used differently by the company than its highest and best use; and 5) all fair value measurements needs to be categorized in the fair value hierarchy with disclosure of that categorization even if the asset or liability is not recorded at fair value. This guidance will be effective January 1, 2012.
        Other than additional disclosures, the adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

        Comprehensive income

        In June 2011, the FASB issued guidance related to the presentation of comprehensive income. This guidance requires companies to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. This guidance removes the presentation option allowing comprehensive income disclosures in the consolidated statement of stockholder's equity, but does not change the items that must be reported in other comprehensive income. This guidance will be effective January 1, 2012, and will change the presentation of comprehensive income in the consolidated financial statements. The FASB has deferred the requirement in the standard calling for reclassification adjustments from accumulated other comprehensive income to be measured and presented by income statement line item in net income and also in other comprehensive income.

        Offsetting assets and liabilities

        In December 2011, the FASB issued updated guidance regarding the disclosure of offsetting assets and liabilities. This new guidance requires an entity to disclose information on both a gross basis and net basis about both instruments and transactions eligible for offset in the consolidated balance sheets and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This guidance will be effective January 1, 2013 and shall be applied retrospectively for all comparative periods presented. The
        Company is currently assessing the impact of the guidance on the
        Company's consolidated financial statements.

3.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                             December 31, 2011                   December 31, 2010
                                                      ---------------------------------   ---------------------------------
                                                         Carrying         Estimated          Carrying         Estimated
                                                           Value          Fair Value          Value           Fair Value
                                                      ----------------  ---------------   ---------------   ---------------
Financial assets:
    Available-for-sale:
    Fixed maturities                                      $27,210,029      $27,210,029       $24,516,373       $24,516,373
    Equity securities                                         406,809          406,809           424,953           424,953
    Mortgage loans                                            490,031          473,562           247,133           219,546
    Short-term investments                                    290,070          290,070           248,637           248,637
    Derivative instruments                                    235,342          235,342           425,656           425,656
    Other invested assets                                     889,972          901,156           983,630           998,669
    Reinsurance receivables - embedded
    derivatives from reinsurance ceded                        128,480          128,480            26,061            26,061
    Separate account assets                                   884,513          884,513         1,001,274         1,001,274

Financial liabilities:
    Policyholder account balances:
    Investment-type insurance contracts                    14,898,807       13,450,772        14,193,220        12,724,974
    Indexed life and annuity embedded
       derivatives                                            (35,142)         (35,142)          (40,622)          (40,622)
    Repurchase agreements, other borrowings
      and collateral on derivative instruments              2,599,406        2,599,406         2,527,412         2,527,412
    Derivative instruments                                     13,134           13,134            10,541            10,541

        Fair value measurements

        Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debit rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash, exchange traded futures and options, and separate account assets. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities, collateralized debt obligations and indexed life and annuity embedded derivatives.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period.

        The Company relies on third party pricing services and independent broker quotes to value fixed maturity and equity securities. The third party pricing service uses a discounted cash flow model or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

        The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.

        The following tables summarize the valuation of the Company's financial instruments carried at fair value in the consolidated balance sheets as of December 31, 2011 and 2010 by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1:

                                                                                    December 31, 2011
                                                 ------------------------------------------------------------------------------
                                                   Quoted Prices
                                                     in Active           Significant
                                                    Markets for             Other            Significant
                                                     Identical           Observable          Unobservable
                                                    Instruments            Inputs               Inputs
                                                     (Level 1)            (Level 2)           (Level 3)             Total
                                                 -------------------   ----------------   -------------------  ----------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                               $      -        $ 3,351,774              $      -        $3,351,774
Municipal securities                                              -          3,925,894                   488         3,926,382
Corporate securities                                              -          8,776,716               888,707         9,665,423
Residential mortgage-backed securities                            -          3,329,532               167,667         3,497,199
Commercial mortgage-backed securities                             -            768,406                    94           768,500
Asset-backed securities                                           -          3,290,716             2,524,842         5,815,558
Other debt obligations                                            -             40,948               144,245           185,193
                                                 -------------------   ----------------   -------------------  ----------------
Total fixed maturities                                            -         23,483,986             3,726,043        27,210,029
Equity securities:
Financial services                                                -            228,412                11,444           239,856
Other                                                             -            111,813                55,140           166,953
                                                 -------------------   ----------------   -------------------  ----------------
Total equity securities                                           -            340,225                66,584           406,809
Derivative instruments:
Options                                                           -            122,396                     -           122,396
Interest rate swaps, credit default swaps
and interest rate floors                                          -             38,876                     -            38,876
Futures                                                      74,070                  -                     -            74,070
                                                 -------------------   ----------------   -------------------  ----------------
Total derivative instruments                                 74,070            161,272                     -           235,342
Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                    -                  -               (15,850)          (15,850)
Indexed annuity funds withheld                                    -                  -               144,330           144,330
                                                 -------------------   ----------------   -------------------  ----------------
Total reinsurance receivables                                     -                  -               128,480           128,480
Separate account assets                                     884,513                  -                     -           884,513

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
  life and annuity embedded derivatives                           -                  -               (35,142)          (35,142)
Derivative instruments:
Interest rate swaps and credit default swaps                      -             13,134                     -            13,134

                                                                                 December 31, 2010
                                                 ------------------------------------------------------------------------------
                                                   Quoted Prices
                                                     in Active           Significant
                                                    Markets for             Other            Significant
                                                     Identical           Observable          Unobservable
                                                    Instruments            Inputs               Inputs
                                                     (Level 1)            (Level 2)           (Level 3)             Total
                                                 -------------------   ----------------   -------------------  ----------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                               $      -        $ 3,357,124              $      -        $3,357,124
Municipal securities                                              -          3,015,347                     -         3,015,347
Corporate securities                                              -          7,422,540             1,148,275         8,570,815
Residential mortgage-backed securities                            -          2,864,008               205,743         3,069,751
Commercial mortgage-backed securities                             -          1,417,735                    94         1,417,829
Asset-backed securities                                           -          2,456,071             2,457,780         4,913,851
Other debt obligations                                            -             84,254                87,402           171,656
                                                 -------------------   ----------------   -------------------  ----------------
Total fixed maturities                                            -         20,617,079             3,899,294        24,516,373
Equity securities:
Financial services                                                -            287,542                10,826           298,368
Other                                                             -             86,762                39,823           126,585
                                                 -------------------   ----------------   -------------------  ----------------
Total equity securities                                           -            374,304                50,649           424,953
Derivative instruments:
Options                                                           -            209,211                     -           209,211
Interest rate swaps, credit default swaps
and interest rate floors                                          -             23,143                     -            23,143
Futures                                                     193,302                  -                     -           193,302
                                                 -------------------   ----------------   -------------------  ----------------
Total derivative instruments                                193,302            232,354                     -           425,656
Reinsurance receivables - embedded
derivatives from reinsurance ceded
     Indexed annuity products ceded                               -                  -               (23,614)          (23,614)
     Indexed annuity funds withheld                               -                  -                49,675            49,675
                                                 -------------------   ----------------   -------------------  ----------------
Total reinsurance receivables                                     -                  -                26,061            26,061
Separate account assets                                   1,001,274                  -                     -         1,001,274

Financial liabilities (carried at fair value):
Policy account balances - indexed life
  and annuity embedded derivatives                                -                  -               (40,622)          (40,622)
Derivative instruments
Interest rate swaps and credit default swaps                      -             10,541                     -            10,541

        Approximately 14% and 16% of the total fixed maturities are included in the Level 3 group at December 31, 2011 and 2010, respectively.

        The following tables summarize certain marketable securities and investments categorized as Level 3 by valuation methodology as of
        December 31, 2011 and 2010:

                                                                              December 31, 2011
                                                         -------------------------------------------------------------
                                                             Third-party            Priced
                                                               Source             Internally             Total
                                                         --------------------   ----------------   -------------------

Fixed maturities:
Municipal securities                                                $      -           $    488             $     488
Corporate securities                                                  37,017            851,690               888,707
Residential mortgage-backed securities                                     -            167,667               167,667
Commercial mortgage-backed securities                                      -                 94                    94
Asset-backed securities                                                    -          2,524,842             2,524,842
Other debt obligations                                                     -            144,245               144,245
                                                         --------------------   ----------------   -------------------
Total fixed maturities                                                37,017          3,689,026             3,726,043

Equity securities:
Financial services                                                         -             11,444                11,444
Other                                                                      -             55,140                55,140
                                                         --------------------   ----------------   -------------------
Total equity securities                                                    -             66,584                66,584
                                                         --------------------   ----------------   -------------------
Total                                                            $    37,017        $ 3,755,610          $  3,792,627
                                                         ====================   ================   ===================

Percent of total                                                          1%                99%                  100%
                                                         ====================   ================   ===================

                                                                              December 31, 2010
                                                         -------------------------------------------------------------
                                                             Third-party            Priced
                                                               Source             Internally             Total
                                                         --------------------   ----------------   -------------------

Fixed maturities:
Corporate securities                                             $    83,957        $ 1,064,318          $  1,148,275
Residential mortgage-backed securities                                     -            205,743               205,743
Commercial mortgage-backed securities                                      -                 94                    94
Asset-backed securities                                                    -          2,457,780             2,457,780
Other debt obligations                                                     -             87,402                87,402
                                                         --------------------   ----------------   -------------------
Total fixed maturities                                                83,957          3,815,337             3,899,294
Equity securities:
Financial services                                                         -             10,826                10,826
Other                                                                      -             39,823                39,823
                                                         --------------------   ----------------   -------------------
Total equity securities                                                    -             50,649                50,649
                                                         --------------------   ----------------   -------------------
                                                         --------------------   ----------------   -------------------
Total                                                            $    83,957        $ 3,865,986          $  3,949,943
                                                         ====================   ================   ===================

Percent of total                                                          2%                98%                  100%
                                                         ====================   ================   ===================

        The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value during 2011 and 2010 are as follows:

                                                                           December 31, 2011
                                  --------------------------------------------------------------------------------------------------
                                                        Realized and Unrealized
                                                            Gains (Losses)
                                                   ----------------------------------
                                     Beginning       Included in       Included in
                                      Balance        Net Income            OCI              Purchases            Sales
                                  ---------------- ----------------  ----------------  -------------------- ----------------

Financial assets
(carried at fair value):
Fixed maturities:
Municipal securities                      $     -          $     -           $     -             $     488          $     -
Corporate securities                    1,148,275           (2,024)           43,767               285,769         (163,361)
Residential mortgage-
backed securities                         205,743           (7,760)             (160)                    -          (30,156)
Commercial mortgage-
backed securities                              94                -                 -                     -                -
Asset-backed securities                 2,457,780          (42,298)           53,143               215,084         (101,398)
Other debt obligations                     87,402              115             8,653                13,305           (4,780)
                                  ---------------- ----------------  ----------------  -------------------- ----------------
Total fixed maturities                  3,899,294          (51,967)          105,403               514,646         (299,695)

Equity securities:
Financial services                         10,826                -               618                     -                -
Other                                      39,823            2,654            47,794                 1,298          (36,429)
                                  ---------------- ----------------  ----------------  -------------------- ----------------
Total equity securities                    50,649            2,654            48,412                 1,298          (36,429)

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                            (23,614)           1,468                 -                     -                -
Indexed annuity funds
withheld                                   49,675          103,694                 -                     -                -
                                  ---------------- ----------------  ----------------  -------------------- ----------------
Total reinsurance
receivables                                26,061          105,162                 -                     -                -

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)                  (40,622)          15,453                 -                     -                -

                                                                           December 31, 2011
                                  --------------------------------------------------------------------------------------------------

                                                                      Transfers in

                                                                      and/or out of      Ending
                                     Issuances       Settlements         Level 3         Balance
                                  ---------------- ---------------------------------- --------------

Financial assets
(carried at fair value):
Fixed maturities:
Municipal securities                      $     -          $    -            $     -         $  488
Corporate securities                            -               -           (423,719)       888,707
Residential mortgage-
backed securities                               -               -                  -        167,667
Commercial mortgage-
backed securities                               -               -                  -             94
Asset-backed securities                         -               -            (57,469)     2,524,842
Other debt obligations                          -               -             39,550        144,245
                                  ---------------- ---------------  ----------------- --------------
Total fixed maturities                          -               -           (441,638)     3,726,043

Equity securities:
Financial services                              -               -                  -         11,444
Other                                           -               -                  -         55,140
                                  ---------------- ---------------  ----------------- --------------
Total equity securities                         -               -                  -         66,584

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                              3,661           2,635                  -        (15,850)
Indexed annuity funds
withheld                                   (5,096)         (3,943)                 -        144,330
                                  ---------------- ---------------  ----------------- --------------
Total reinsurance
receivables                                (1,435)         (1,308)                 -        128,480

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)                  (13,259)         (7,674)                 -        (35,142)

(A)     Included in the transfers in and/or out line above is $594,455 of securities priced using unobservable data at December 31, 2010 that were valued by a pricing service using observable market data at December 31,
        2011, and $152,817 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2011.

(B)     Excludes host accretion and the timing of posting index credits, which are included in interest credited to policyholder account balances in the consolidated statements of income.

                                                                       December 31, 2010
                            --------------------------------------------------------------------------------------------------------
                                                Realized and Unrealized           Purchases,
                                                    Gains (Losses)             Issuances, and      Transfers in
                                           --------------------------------
                             Beginning       Included in     Included in         Settlements       and/or out of        Ending
                              Balance        Net Income          OCI                (net)           Level 3 (A)         Balance
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------

Financial assets
(carried at fair value):
Fixed maturities
Municipal securities            $ 132,606          $     -         $     -              $      -       $ (132,606)          $     -
Corporate securities              754,957              578          63,256               122,218          207,266         1,148,275
Residential mortgage-
backed securities                 470,648           (4,974)         43,211               (75,718)        (227,424)          205,743
Commercial mortgage-
backed securities                 749,685          (33,538)         47,736                (1,462)        (762,327)               94
Asset-backed securities         2,836,786          (25,459)         73,442               193,320         (620,309)        2,457,780
Other debt obligations            106,659              109           5,654                10,487          (35,507)           87,402
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------
Total fixed maturities          5,051,341          (63,284)        233,299               248,845       (1,570,907)        3,899,294

Equity securities:
Financial services                 25,245           13,211          (1,293)              (26,337)               -            10,826
Other                                   -                -             (42)               39,865                             39,823
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------
Total equity securities            25,245           13,211          (1,335)               13,528                -            50,649

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                     (6,133)         (17,481)              -                     -                -           (23,614)
Indexed annuity funds
withheld                           12,809           36,866               -                     -                -            49,675
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------
Total reinsurance
receivables                         6,676           19,385               -                     -                -            26,061

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)           26,158           66,780               -                     -                -           (40,622)

(A)     Included in the transfers in and/or out line above is $1,475,940 of securities priced using unobservable data at December 31, 2009 that were valued by a pricing service using observable market data at December 31,
        2010, and $413,113 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2010.
        An additional $507,076 was included in transfers out due to the deconsolidation of the Fund.

(B)     Excludes host accretion and the timing of posting index credits, which are included in interest credited to policyholder account balances in the consolidated statements of income.

        The total gains (losses) included in earnings related to financial instruments categorized at Level 3 still held at December 31, 2011, 2010 and 2009 are as follows:

                                                            2011              2010              2009
                                                       ---------------   ---------------   ----------------
Financial assets (carried at fair value):
Fixed maturities:
Corporate securities                                        $  (2,311)        $  (5,974)          $  1,730
Residential mortgage-backed securities                         (2,376)           (3,607)            (6,707)
Commercial mortgage-backed securities                               -           (33,515)            (5,165)
Asset-backed securities                                             -           (18,214)                 -
Other debt obligations                                            115               106                261
                                                       ---------------   ---------------   ----------------
Total fixed maturities                                         (4,572)          (61,204)            (9,881)
                                                       ---------------   ---------------   ----------------

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Index annuity products ceded                                    1,468           (17,481)           109,466
Index annuity funds withheld                                  103,694            36,866            (67,110)
                                                       ---------------   ---------------   ----------------
Total reinsurance receivables                                 105,162            19,385             42,356

Financial liabilities (carried at fair value):
Policy account balances - indexed life and
annuity embedded derivatives                                   15,453            66,780           (442,636)

        The following table shows the investments which are included in other invested assets (primarily limited partnerships) in the consolidated balance sheets:

                                          December 31, 2011                       December 31, 2010
                               -------------------------------------   -------------------------------------
                                    Fair              Unfunded              Fair              Unfunded
                                    Value           Commitments            Value            Commitments
                               ----------------  -------------------   ---------------   -------------------

Fixed income                         $ 754,054             $ 50,660         $ 861,438              $ 56,892
Private equity                         103,232               10,598            93,299                21,798
Real estate                             43,870               28,157            43,876                29,408
Other                                        -                    -                56                     -
                               ----------------  -------------------   ---------------   -------------------

                                     $ 901,156             $ 89,415         $ 998,669             $ 108,098
                               ================  ===================   ===============   ===================

        Limited partnership interests are not redeemable at specific time periods. The Company receives periodic distributions from these investments while maintaining the investment for the long-term.

4.      INVESTMENTS AND INVESTMENT INCOME

        Available-for-sale securities

        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2011 and 2010 are as follows:

                                                                   December 31, 2011
                                         ----------------------------------------------------------------------
                                                                Gross            Gross           Estimated
                                            Amortized         Unrealized       Unrealized           Fair
                                              Cost              Gains            Losses            Value
                                         ----------------   ---------------  ---------------  -----------------
Fixed maturities:
    U.S. government and agencies             $ 3,051,079         $ 300,695           $    -        $ 3,351,774
    Municipal securities                       3,564,475           369,986            8,079          3,926,382
    Corporate securities                       9,286,378           681,011          301,966          9,665,423
    Residential mortgage-backed
    securities                                 3,108,442           439,600           50,843          3,497,199
    Commercial mortgage-backed
    securities                                   779,233            41,345           52,078            768,500
    Asset-backed securities                    5,861,590           120,853          166,885          5,815,558
    Other debt obligations                       170,670            16,011            1,488            185,193
                                         ----------------   ---------------  ---------------  -----------------
    Total fixed maturities                    25,821,867         1,969,501          581,339         27,210,029

Equity securities:
    Financial services                           232,567            17,018            9,729            239,856
    Other                                        113,434            53,897              378            166,953
                                         ----------------   ---------------  ---------------  -----------------
    Total equity securities                      346,001            70,915           10,107            406,809
                                         ----------------   ---------------  ---------------  -----------------

    Total available-for-sale                 $26,167,868        $2,040,416        $ 591,446        $27,616,838
                                         ================   ===============  ===============  =================

                                                                   December 31, 2010
                                         ----------------------------------------------------------------------
                                                                Gross            Gross           Estimated
                                            Amortized         Unrealized       Unrealized           Fair
                                              Cost              Gains            Losses            Value
                                         ----------------   ---------------  ---------------  -----------------
Fixed maturities:
    U.S. government and agencies             $ 3,432,038         $  96,842        $ 171,756        $ 3,357,124
    Municipal securities                       3,044,016            48,063           76,732          3,015,347
    Corporate securities                       8,452,057           450,301          331,543          8,570,815
    Residential mortgage-backed
    securities                                 2,862,181           263,291           55,721          3,069,751
    Commercial mortgage-backed
    securities                                 1,428,109            55,274           65,554          1,417,829
    Asset-backed securities                    4,964,958           136,210          187,317          4,913,851
    Other debt securities                        171,061             4,040            3,445            171,656
                                         ----------------   ---------------  ---------------  -----------------
            Total fixed maturities            24,354,420         1,054,021          892,068         24,516,373

Equity securities:
    Financial services                           292,121            19,160           12,913            298,368
    Other                                        126,079             3,634            3,128            126,585
                                         ----------------   ---------------  ---------------  -----------------
             Total equity securities             418,200            22,794           16,041            424,953
                                         ----------------   ---------------  ---------------  -----------------

    Total available-for-sale                 $24,772,620        $1,076,815        $ 908,109        $24,941,326
                                         ================   ===============  ===============  =================

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2011 and 2010, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                             2011                                2010
                                               ---------------------------------  ----------------------------------
                                                 Amortized         Estimated         Amortized         Estimated
                                                    Cost           Fair Value          Cost           Fair Value
                                               ---------------   ---------------  ----------------  ----------------

Due in one year or less                             $  92,256         $  90,578         $ 164,997         $ 163,659
Due after one year through five years               1,904,366         1,928,601         1,536,679         1,574,353
Due after five years through ten years              4,404,354         4,736,432         3,572,585         3,805,590
Due after ten years                                10,345,636        11,045,235        10,570,356        10,296,314
Securities not due at a single maturity date
  (primarily mortgage-backed securities)            9,075,255         9,409,183         8,509,803         8,676,457
                                               ---------------   ---------------  ----------------  ----------------

Total fixed maturities                            $25,821,867       $27,210,029       $24,354,420       $24,516,373
                                               ===============   ===============  ================  ================

        Gross unrealized losses

        The Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

                                                                         December 31, 2011
                                 --------------------------------------------------------------------------------------------------
                                      Less than 12 months                12 months or more                      Total
                                 -------------------------------  --------------------------------  -------------------------------
                                                     Gross                             Gross                             Gross
                                     Fair          Unrealized          Fair          Unrealized         Fair          Unrealized
                                     Value           Losses           Value            Losses           Value           Losses
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Fixed maturities:
Municipal securities                  $  3,525          $   143        $ 117,556         $  7,936       $ 121,081         $  8,079
Corporate securities                   961,404           54,287        1,746,400          247,679       2,707,804          301,966
Residential mortgage-
backed securities                       75,095            3,318          307,938           47,525         383,033           50,843
Commercial mortgage-
backed securities                       59,963            2,174          162,433           49,904         222,396           52,078
Asset-backed securities              1,553,500           57,476          745,534          109,409       2,299,034          166,885
Other debt securities                    3,200               33           31,327            1,455          34,527            1,488
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total fixed maturities               2,656,687          117,431        3,111,188          463,908       5,767,875          581,339

Equity securities:
Financial services                           -                -           33,868            9,729          33,868            9,729
Other                                      370              222           14,285              156          14,655              378
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total equity securities                    370              222           48,153            9,885          48,523           10,107
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------

Total available-for-sale            $2,657,057        $ 117,653       $3,159,341        $ 473,793      $5,816,398        $ 591,446
                                 ==============  ===============  ===============  ===============  ==============   ==============

                                                                         December 31, 2010
                                 --------------------------------------------------------------------------------------------------
                                      Less than 12 months                12 months or more                      Total
                                 -------------------------------  --------------------------------  -------------------------------
                                                     Gross                             Gross                             Gross
                                     Fair          Unrealized          Fair          Unrealized         Fair          Unrealized
                                     Value           Losses           Value            Losses           Value           Losses
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Fixed maturities:
U.S. government and
agencies                             $ 462,300         $ 38,230        $ 976,610        $ 133,526      $1,438,910        $ 171,756
Municipal securities                   661,944           22,129        1,034,481           54,603       1,696,425           76,732
Corporate securities                   850,308           27,257        2,122,137          304,286       2,972,445          331,543
Residential mortgage-
backed securities                      108,946            3,132          334,160           52,589         443,106           55,721
Commercial mortgage-
backed securities                       37,677            1,146          459,780           64,408         497,457           65,554
Asset-backed securities                448,191           19,971        1,345,738          167,346       1,793,929          187,317
Other debt securities                   10,444              211           69,635            3,234          80,079            3,445
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total fixed maturities               2,579,810          112,076        6,342,541          779,992       8,922,351          892,068

Equity securities:
Financial services                      24,017            2,565           73,939           10,348          97,956           12,913
Other                                   38,662              562           25,163            2,566          63,825            3,128
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total equity securities                 62,679            3,127           99,102           12,914         161,781           16,041
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------

Total available-for-sale            $2,642,489        $ 115,203       $6,441,643        $ 792,906      $9,084,132        $ 908,109
                                 ==============  ===============  ===============  ===============  ==============   ==============

        At December 31, 2011, the Company held 6,280 positions in fixed income and equity securities. The above table, as of December 31, 2011, includes 528 securities of 396 issuers. At December 31, 2011, 67% of the unrealized losses on fixed maturities were securities rated investment grade. Investment grade securities are defined as those securities rated
        AAA through BBB - by Standard & Poor's. At December 31, 2011, 33% of the
        unrealized losses on fixed maturities were on securities rated below investment grade. Equity securities in the above table consist primarily of non-redeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. At
        December 31, 2011, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 91% of amortized cost.

        The following summarizes the unrealized losses by investment category as of December 31, 2011.

        Municipal securities

        The municipal category, which represents 1% of the unrealized losses at
        December 31, 2011, includes bonds issued by state and local governments and school district tax credit bonds. The unrealized losses in this category are primarily the result of concerns regarding possible defaults by state and local governments. The Company does not believe there will be significant defaults in this sector in the short or long-term. The Company believes it will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, therefore an OTTI has not been recognized in this sector.

        Corporate securities

        The largest unrealized losses in corporate securities, which represent
        51% of unrealized losses at December 31, 2011, are in the financial services sector, primarily commercial banking. The unrealized losses in the banking sector are primarily attributable to the economic uncertainty in Europe, continuing wide spreads relative to other corporate sectors and concerns regarding the underlying credit quality of mortgage loans and other commercial loans. These concerns are impacting foreign banks and large U.S. national and regional banks.
        Other industry sectors with large unrealized losses include military housing, gaming and insurance. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes
        OTTI if evidence indicates a loss will be incurred. In all other cases, if the Company does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost, the security is not considered to be other-than-temporarily impaired.

        Residential mortgage-backed securities ("RMBS")

        The unrealized losses on RMBS, which represent 9% of unrealized losses at December 31, 2011, are concentrated in the non-agency sector and are primarily due to concerns regarding mortgage defaults on Alt-A and other risky mortgages. These concerns result in spreads widening on those securities that are being traded. The unrealized losses on these securities have narrowed as of December 31, 2011 compared to the unrealized losses at December 31, 2010 and 2009. The Company performs various stress tests on the cash flow projections for these securities and in situations where it is determined the projected cash flows cannot support the contractual amounts due the Company, an OTTI is recognized.
        In situations where the projected cash flows indicate the Company will receive the amounts it is contractually due and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost, an OTTI is not recognized.

        Commercial mortgage-backed securities ("CMBS")

        The unrealized losses on CMBS, which represent 9% of unrealized losses at December 31, 2011, are primarily attributable to illiquidity in that sector and concerns regarding the potential for future commercial mortgage defaults. The market activity has improved for CMBS in 2011 and
        2010 from prior levels. The unrealized losses on these securities have narrowed as of December 31, 2011 compared to the unrealized losses at
        December 31, 2010 and 2009. The Company has reviewed payment performance, delinquency rates, credit enhancements within the security structures and monitored the credit ratings of all its CMBS holdings.
        The Company did recognize OTTI on CMBS during 2010 and 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. There was no OTTI in CMBS recognized in 2011. The Company has performed cash flow projection analyses on all of its other CMBS and in those situations where it appears the Company will receive all amounts contractually due and it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Asset-backed securities ("ABS")

        The unrealized losses in ABS, which represent 28% of unrealized losses at December 31, 2011, are primarily related to collateralized debt obligations backed by various consumer and commercial finance loans.
        This category also includes structured notes backed by diversified investment portfolios. The unrealized losses are primarily due to wide credit spreads in this sector, particularly related to private placement
        ABS. The Company stress tests the projected cash flows of its ABS and recognizes OTTI in situations where the testing indicates the Company will not receive all amounts contractually due from the securities. This category also includes fixed income securities containing embedded derivatives. The Company did not recognize OTTI on ABS during 2011.
        Impairments were recognized in this sector during 2010. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Other debt obligations

        This category primarily consists of credit tenant loans. The unrealized losses in this category are the result of concerns regarding the credit worthiness of the building tenants and illiquidity in this market sector. The unrealized losses on these securities have narrowed as of
        December 31, 2011 compared to the unrealized losses at December 31,
        2010. The Company monitors the creditworthiness of the obligors and recognizes OTTI in situations where it is determined the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Equity securities

        This category, which represents 2% of unrealized losses at December 31,
        2011, primarily consists of non-redeemable preferred stocks in the financial services sector. The unrealized losses are the result of concerns regarding the quality of the underlying assets within the financial institutions, primarily banking institutions. The Company has recognized OTTI in situations where the Company has determined it will not receive all amounts contractually due. In other situations the
        Company has determined it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost and an OTTI has not been recognized.

        Other-than-temporary impairments

        As a result of the Company's review of OTTI of investment securities, the Company recorded net impairment losses recognized in earnings during
        2011, 2010 and 2009, as summarized in the following table:

                                                                   2011               2010                2009
                                                             -----------------  -----------------   -----------------

Corporate securities                                                $   2,343          $  14,783           $  28,220
Residential mortgage-backed securities                                  4,787              9,067               3,986
Commercial mortgage-backed securities                                       -             32,798              37,570
Asset-backed securities                                                     -             13,898                 165
Commercial mortgage loans                                                 397              1,036               1,530
                                                             -----------------  -----------------   -----------------

Net impairment loss recognized in earnings                          $   7,527          $  71,582           $  71,471
                                                             =================  =================   =================

        The following is a roll-forward of credit losses for the years ended
        December 31, 2011 and 2010 on fixed maturities held by the Company for which a non-credit portion of an OTTI impairment was recognized in OCI:

                                                                   2011               2010
                                                             -----------------  -----------------

Balance, January 1                                                  $  30,476          $  29,636

Additions for newly impaired securities                                 3,366             18,974
Reductions for impaired securities sold                               (14,130)           (18,134)
                                                             -----------------  -----------------

Balance, December 31                                                $  19,712          $  30,476
                                                             =================  =================

        The amounts of non-credit related OTTI losses recorded on fixed maturities that remain in accumulated OCI at December 31, 2011 and 2010 are summarized as follows:

                                                                   2011               2010
                                                             -----------------  -----------------

Corporate securities                                                $  20,625          $  17,093
Residential mortgage-backed securities                                  2,621                 98
Commercial mortgage-backed securities                                       -              2,221
Asset-backed securities                                                 1,154                601
                                                             -----------------  -----------------

Total OTTI losses in accumulated OCI                                $  24,400          $  20,013
                                                             =================  =================

        Investment income and investment gains (losses)

        The major categories of investment income reflected in the consolidated statements of income are summarized as follows:

                                                              2011               2010                2009
                                                        -----------------  -----------------   -----------------

Gross investment income
     Fixed maturities                                        $ 1,192,940        $ 1,101,486         $ 1,134,910
     Equity securities                                            24,836             24,824              24,005
     Mortgage loans                                               17,354             14,246              13,591
     Policy loans                                                 23,456             22,068              21,830
     Short-term investments                                        2,140              2,709               1,269
     Derivative instruments                                       76,324             70,743             (70,064)
     Other invested assets                                        95,857            201,803             (26,654)
                                                        -----------------  -----------------   -----------------
             Total gross investment income                     1,432,907          1,437,879           1,098,887

Less: Investment expenses                                         30,395             30,171              39,279
                                                        -----------------  -----------------   -----------------
             Net investment income                           $ 1,402,512        $ 1,407,708         $ 1,059,608
                                                        =================  =================   =================

        Investment expenses primarily consist of investment advisor fees, interest expense on securities lending, interest on FHLB advances and interest related to derivative collateral liabilities.

        The major categories of realized investment gains and (losses) reflected in the consolidated statements of income are summarized as follows:

                                                              2011                2010               2009
                                                        -----------------   -----------------  -----------------

Fixed maturities                                              $   (3,423)          $  79,262         $  176,244
Equity securities                                                 (1,892)             15,903            (19,902)
Mortgage loans                                                    (2,891)               (491)              (600)
Short-term                                                             -                (103)              (915)
                                                        -----------------   -----------------  -----------------

        Net realized investment gains                         $   (8,206)          $  94,571         $  154,827
                                                        =================   =================  =================

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding OTTI losses, maturities, calls, and prepayments) during
        2011, 2010 and 2009 were as follows:

                                       2011                     2010                             2009
                           ------------------------------   -------------------------------  -------------------------------
                               Fixed           Equity           Fixed           Equity           Fixed           Equity
                            Maturities       Securities      Maturities       Securities      Maturities       Securities
                           --------------   -------------   --------------   --------------  --------------   --------------

Proceeds from sales          $ 2,464,048        $104,955      $ 2,366,174         $197,853     $ 6,155,856         $100,281
Gross realized gains              97,286           6,933          133,475           21,327         377,031            6,219
Gross realized losses           (116,364)        (11,713)         (72,294)          (4,702)       (215,126)         (26,122)

        Credit risk concentration

        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government
        Agency or Authority, the Company had the following investments that exceeded 10% of the Company's stockholder's equity at December 31, 2011:

            Guggenheim Partners Opportunistic
            Investment Grade Securities Fund, LLC              $ 551,718

        Other

        Federal Home Loan Bank of Des Moines

        Midland National is a member of FHLB Des Moines. In order to maintain its membership, the Company was required to purchase FHLB equity securities that total $25,619 as of December 31, 2011 and 2010. These securities are included in equity securities and are carried at cost, which approximates fair value. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount a member can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2011 and
        2010, the Company had outstanding advances of $349,870 from FHLB (see
        Note 7).

        Deposits with regulatory authorities

        At December 31, 2011 and 2010, securities with reported values of $3,563 and $3,554, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed maturity securities reported in the consolidated balance sheets at fair value and have an amortized cost of $3,181and $3,269, respectively.

        Re-securitization

        During 2009, the Company completed a re-securitization transaction by transferring non-agency RMBS with a book value of $309,888 to a special interest entity, which then transferred the securities to a non-affiliated Trust. The cash flows from the transferred securities will be used to service re-tranched and re-rated securities issued by the Trust. Upon completion of the re-securitization, the previous carrying amount of the transferred securities was allocated to the securities issued by the Trust. The Trust sold re-issued securities with an allocated book value of $77,553 to unaffiliated third parties for cash proceeds of $62,469. These proceeds were transferred to the Company along with the beneficial interests in the remaining re-securitized securities. The Company recognized a loss of $15,084 related to this transaction. The beneficial interests in the remaining securities issued by the Trust had been retained by the Company and had a carrying value equal to the prior carrying value of the transferred securities less the carrying value allocated to the re-securitized securities sold. As of
        December 31, 2011, the beneficial interests in the remaining securities had a book value of $198,105 and fair value of $166,925.

5.      DERIVATIVES AND DERIVATIVE INSTRUMENTS

        The following table presents the notional amounts and fair value of derivatives and derivative instruments:

                                                          December 31, 2011                December 31, 2010
                                                   ------------------------------   ------------------------------
                                                    Notional Amount       Fair       Notional Amount      Fair
                                                                         Value                           Value
                                                   --------------   -------------   --------------  --------------
Assets:

Derivative instruments:
   Put options (1)                                 $       N/A               $ -    $       N/A               $ 1
   Interest rate swaps (1)                               433,914          21,391          387,418          12,090
   Credit default swaps - receive (1)                     35,500           1,119           92,400           4,177
   Interest rate floors (1)                              113,000          14,201          113,000           4,983
   Futures (1)                                           401,922          74,070          982,972         193,302
   Call options (1)                                    3,885,115         122,396        3,279,125         209,210
   Interest rate swaps - effective
    cash flow (2)                                         23,810           2,165           23,810           1,893
                                                                    -------------                   --------------

                                                                       $ 235,342                        $ 425,656
                                                                    =============                   ==============
Reinsurance receivables - embedded
   derivatives from reinsurance ceded:
    Indexed annuity products ceded (1)                       N/A        $(15,850)          $  N/A        $(23,614)
    Indexed annuity funds withheld (1)                       N/A         144,330              N/A          49,675
                                                                    -------------                   --------------

                                                                       $ 128,480                         $ 26,061
                                                                    =============                   ==============
Fixed maturities - asset-backed securities:
   Hybrid instruments (1)                                              $ 405,958                        $ 449,563
                                                                    =============                   ==============

Liabilities:
Investment-type insurance contracts -
   embedded derivatives:
    Indexed life and annuity products (1)                               $(35,142)                        $(40,622)
                                                                    =============                   ==============
Derivative instruments:
   Interest rate swaps (1)                               $ 3,609           $ 136         $ 19,707           $ 499
   Credit default swaps - receive (1)                          -               -           23,350             318
   Credit default swaps - pay (1)                         56,000          12,998           56,000           9,724
                                                                    -------------                   --------------

                                                                        $ 13,134                         $ 10,541
                                                                    =============                   ==============

(1) Not designated as hedging instruments

(2) Designated as hedging instruments

        Cash flow hedges

        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows on specific fixed maturity securities to fixed over the life of the swaps.
        These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value in the consolidated balance sheets with the change in fair value reported as a component of OCI for the effective portion of the hedge. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The following table presents the impact of cash flow hedges on the consolidated financial statements before adjustments to DAC, DSI, and deferred income taxes:

                                            For the Year Ended December 31, 2011
-------------------------------------------------------------------------------------------------------------------------
                                 Effective Portion                                            Ineffective Portion
------------------------------------------------------------------------------------   ----------------------------------

                                      Location of Gain (Loss)      Gain (Loss)
     Cash Flow                          Reclassified from         Reclassified from     Location of       Ineffective
      Hedging           Gain (Loss)      Accumulated OCI           Accumulated OCI      Gain (Loss)       Gain (Loss)
   Relationships         in OCI            into Income             into Income           in Income         in Income
---------------------  ------------  ------------------------  ---------------------   ---------------  -----------------

                                          Net realized                                        Net gains (losses)
      Interest                             investment                                  on derivative
     rate swaps           $272           gains (losses)                 $ -             instruments    -       $ -

                                            For the Year Ended December 31, 2010
-------------------------------------------------------------------------------------------------------------------------
                                 Effective Portion                                            Ineffective Portion
------------------------------------------------------------------------------------   ----------------------------------

                                      Location of Gain (Loss)      Gain (Loss)
     Cash Flow                          Reclassified from         Reclassified from     Location of       Ineffective
      Hedging           Gain (Loss)      Accumulated OCI           Accumulated OCI      Gain (Loss)       Gain (Loss)
   Relationships         in OCI            into Income             into Income           in Income         in Income
---------------------  ------------  ------------------------  ---------------------   ---------------  -----------------

                                          Net realized                                        Net gains (losses)
      Interest                             investment                                  on derivative
     rate swaps           $ 611          gains (losses)                 $ -             instruments    -       $ -

                                            For the Year Ended December 31, 2009
-------------------------------------------------------------------------------------------------------------------------
                                 Effective Portion                                            Ineffective Portion
------------------------------------------------------------------------------------   ----------------------------------

                                      Location of Gain (Loss)      Gain (Loss)
     Cash Flow                          Reclassified from         Reclassified from     Location of       Ineffective
      Hedging           Gain (Loss)      Accumulated OCI           Accumulated OCI      Gain (Loss)       Gain (Loss)
   Relationships         in OCI            into Income             into Income           in Income         in Income
---------------------  ------------  ------------------------  ---------------------   ---------------  -----------------

                                          Net realized                                        Net gains (losses)
      Interest                             investment                                  on derivative
     rate swaps         $ (2,243)        gains (losses)                 $ -             instruments    -       $ -

        Fair value hedges

        The Company had entered into interest rate swap agreements that paid a variable rate of interest to the Company and the Company paid a fixed rate of interest to the counterparty. These swaps hedged the fair value of specific available-for-sale fixed income securities and were important components of the Company's asset-liability management. During
        2010, these interest rate swaps matured and, as a result, the Company had no fair value interest rate swaps in effect as of December 31, 2011 and 2010.

        It was anticipated that changes in the fair values of the fixed income securities due to changes in interest rates would be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps were considered effective hedges and were reported in the consolidated balance sheets at fair value with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The following table presents the impact of fair value hedges on the consolidated statements of income.

                                                                  Gain (Loss) in Income
                                                           ------------------------------------
                                                                 2010               2009
                                                           -----------------  -----------------

Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments:

Interest rate swaps                                                $    508           $    309
Fixed rate fixed income securities                                     (314)               503
                                                           -----------------  -----------------

                                                                      $ 194              $ 812
                                                           =================  =================

        Indexed options and futures

        The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indices. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the
        Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts and options to compensate it for increases in the same indices. The Company classifies these options and futures as derivative instruments.

        The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. When the options mature, the value received by the Company is reflected as net investment income in the consolidated statements of income.

        The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. The Company reports the change in the difference between market value and amortized cost of indexed options and the change in the futures variation margin accounts as gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        Embedded derivatives related to indexed life and annuity products

        The Company's indexed life and annuity products contain embedded derivatives. The fair value of the embedded options related to these direct and ceded policyholder obligations are based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using an assumed interest rate consistent with the duration of the liability adjusted to reflect the Company's credit risk and additional provision for adverse deviation. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the consolidated statements of income as net gains (losses) on derivatives and derivative instruments.

        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer. Under applicable guidance, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the
        Company. The embedded derivatives contained in the funds withheld liability have characteristics similar to a total return swap since the
        Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the funds withheld portfolio and the fair value of the policy liabilities estimated from cash flow models. The value of the embedded derivative is reported in the consolidated balance sheets in reinsurance receivables. The net change in the reported value of the embedded derivatives is reported in net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        See Note 10 for further discussion related to the Company's coinsurance with funds withheld reinsurance agreements.

        Embedded derivatives related to hybrid financial instruments

        The Company holds hybrid financial instruments, fixed income securities with embedded derivatives, and has elected fair value measurement. These securities are reported in the consolidated balance sheets in fixed maturities, available-for-sale, at fair value. Any change in the fair value of the security is reported as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2011 was $410,600 and $405,958, respectively. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2010 was $481,600 and $449,563, respectively. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance. The Company will consider making an election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.

        Other derivative instruments

        The Company has also entered into interest rate floor, interest rate swap and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the non-hedge swaps are credit default swaps where the Company is a protection provider and a protection buyer.
        The Company holds interest rate floor agreements to protect itself against interest rates decreasing below its policy reserve guarantees.
        These swaps and floors are reported at fair value in the consolidated balance sheets and changes in the fair value are reported as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. Included in the non-hedge swaps is the ineffective portions of cash flow swaps. Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these non-hedge swaps are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals.

        The following table presents the impact of derivatives and derivative instruments not designated as hedging instruments on the consolidated statements of income:

                                                            2011                2010               2009
                                                       ----------------   -----------------  -----------------
Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments:

Interest rate swaps                                            $ 9,663            $ 11,215           $ (6,052)
Credit default swaps - receive                                     877               7,052             (4,542)
Credit default swaps - pay                                      (3,274)              6,869             20,271
Interest rate floors                                             9,218               1,354             (4,565)
Embedded derivatives in:
Indexed life and annuity products                               (5,480)             66,780           (442,636)
Indexed annuity products ceded                                  39,576              (7,881)           109,465
Indexed annuity funds withheld                                  94,654              36,867            (67,109)
Hybrid instruments                                              19,852              11,324            (40,492)
Futures                                                        (47,765)            102,694            118,925
Options                                                       (111,554)            (45,097)           158,847
                                                       ----------------   -----------------  -----------------

                                                               $ 5,767           $ 191,177         $ (157,888)
                                                       ================   =================  =================

Gains (losses) recognized in net investment income:

Interest rate swaps                                          $  13,554           $   9,706         $   (4,685)
Options                                                         62,770              61,037            (65,379)
                                                       ----------------   -----------------  -----------------

                                                              $ 76,324            $ 70,743          $ (70,064)
                                                       ================   =================  =================

        Collateral on derivative instruments

        Collateral posted by counterparties at December 31, 2011 and 2010 applicable to derivative instruments was $63,809 and $113,687, respectively, and is reflected in the consolidated balance sheets in short-term investments. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company at December 31, 2011 and 2010 applicable to derivative instruments was $11,510 and $8,950, respectively, and is reflected in the consolidated balance sheets as other receivables, other assets and property, plant and equipment.

6.      NONCONTROLLING INTERESTS AND VARIABLE INTEREST ENTITIES

        The Company is a limited partner in a VIE in which it was previously considered the primary beneficiary. The variable interest entity,
        Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC
        (the "Fund"), is a private investment company that seeks to maximize total return by investing in a variety of fixed income sectors and assets. The Company held a 35% and 47% interest in the Fund as of
        December 31, 2011 and 2010, respectively. North American held a 18% and
        23% interest in the Fund as of December 31, 2011 and 2010, respectively.
        The general partner of the Fund is a related party, Guggenheim Partners
        Asset Management, Inc. The Fund reports unrealized gains and losses on investments as a component of net income; therefore the Company reported these unrealized gains and losses in the same manner in 2009. The amount of unrealized gain in 2009 was $35,795, and was reported in the accompanying consolidated statements of income as net unrealized gain from variable interest entity. The other operations of the Fund in 2009 were reported as components of net investment income and net realized investment gains.

        Effective January 1, 2010, the Company adopted amended accounting guidance related to the consolidation of VIEs (see Note 2), and as a result, the Fund was deconsolidated. Under the new guidance, the Fund continues to qualify as a VIE as a result of the holders of the equity investment at risk lacking the power to direct the activities that most significantly impact the Fund's performance. This power is held solely by the general partner. In December 2009, the Company's interest in the
        Fund was approximately 50% and the Company concluded that under the new guidance it is no longer considered the primary beneficiary of the VIE.
        In accordance with the guidance, it lacks the power on its own to direct the activities of the Fund. Though the general partner is a related party, neither the Company nor SEI, have the power to influence the decision making of the general partner. As a result of this change, the
        Company removed the noncontrolling interest related to this entity.
        Because this occurred in December 2009, there was no cumulative effect adjustment recorded to retained earnings at January 1, 2010 in connection with the implementation of the new guidance. The Fund was deconsolidated as of January 1, 2010. The related net income attributable to noncontrolling interest included for the years ended
        December 31, 2011, 2010 and 2009 for the Fund is $0, $0 and $57,373,
        respectively.

        The changes in the Company's ownership interest in consolidated entities and the effect on stockholder's equity are as follows:

                                                                           2011               2010              2009
                                                                     -----------------  ----------------- -----------------

Net income attributable to the Company                                     $  287,606         $  352,472        $  219,498

Transfers (to) from the noncontrolling interests:

   Increase (decrease) in paid-in capital for additional
     capital contributions to Guggenheim Partners
     Opportunistic Investment Grade Securities Fund, LLC                            -                  -           (16,880)
                                                                     -----------------  ----------------- -----------------

Change from net income attributable to the Company
    and transfers (to) from noncontrolling interests                       $  287,606         $  352,472        $  202,618
                                                                     =================  ================= =================

        In addition, the Company has other investments in limited partnerships and a re-securitization trust that are reviewed to determine if they are
        VIEs. The VIEs are primarily limited partnerships formed for the purpose of purchasing fixed income and private equity securities. Financing for these VIEs is primarily accomplished through limited partnership contributions. The Company is a limited partner with no voting rights in the limited partnership VIEs. The Company's involvement with the re-securitization trust is limited due to a third-party manager. Certain of these investments were determined to be VIE's, but in each case the
        Company has determined it is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities of the VIEs that most significantly impact the entities' economic performance nor does the Company absorb the significant losses of the VIEs or have rights to a significant portion of their expected benefits. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

        The Company's maximum exposure to loss is based on additional commitments made to limited partnerships and the remaining beneficial interests held for the re-securitization trust. The Company's carrying amount of its asset compared to its maximum exposure to loss as of
        December 31, 2011 is as follows:

            Limited partnerships
              Carrying amount of asset                    $  889,972
              Maximum exposure to loss                       979,387
            Resecuritization trust
              Beneficial interests held in trust             166,925
              Maximum exposure to loss                       166,925

7.      BORROWINGS

        At December 31, 2011 and 2010, the Company has outstanding borrowings of
        $349,870 from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowings is to complement the Company's security lending program. The borrowings are reported as a component of repurchase agreements, other borrowings and collateral on derivative instruments in the consolidated balance sheets. The borrowings outstanding at December 31, 2011 have maturity dates in March and June of 2012 and November of 2013. The interest rates on the outstanding borrowings range from 0.39% to 0.72%. The Company renewed the borrowings that matured in March 2012 for a borrowing that will mature on March 17,
        2014 at an interest rate of 0.68%. Interest expense incurred during
        2011, 2010 and 2009 was $1,940, $2,381 and $4,594, respectively, and is reported as a component of net investment income in the consolidated statements of income. The fair value of this borrowing approximates its reported value due to its short maturity.

        In accordance with the FHLB membership agreement, the Company was required to purchase FHLB common stock. At December 31, 2011 and 2010 the Company held $25,619 of FHLB common stock. In addition, the Company has posted agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.

        On December 31, 2011 Solberg Re, the wholly owned limited purpose subsidiary domiciled in the State of Iowa, secured an irrevocable standby letter of credit ("LOC") from a large commercial bank. The LOC, which has an initial term of 13 years, has an aggregate maximum issuance amount of $475,000, of which $244,715 was issued and outstanding at
        December 31, 2011. The purpose of the LOC is to support redundant statutory required reserves on specific term life insurance policies issued by the Company and its affiliate, North American, and ceded to
        Solberg Re. The LOC can be drawn upon when actual policy benefits applicable to the specific life insurance term policies exceed specified thresholds. Solberg Re does not anticipate drawing funds against the
        LOC. Fees and expenses of approximately $5,639 have been paid related to this LOC, which have been capitalized and are included in other receivables, other assets and property, plant and equipment on the consolidated balance sheets. The capitalized fees will be amortized over the life of the facility. There was no amortization recognized in 2011.
        In addition, a quarterly fee equal to 1.45% per annum of the outstanding
        LOC will be paid during the life of the facility.

8.      DAC, DSI and PVFP

        Policy acquisition costs of new and acquired business deferred and amortized for the years ended December 31, 2011, 2010 and 2009 are as follows:

                                                                    2011             2010             2009
                                                               ---------------  ---------------  ---------------

DAC, beginning of year                                            $ 1,502,244      $ 1,798,826      $ 2,012,764
Commissions deferred                                                  214,272          220,875          201,236
Underwriting and acquisition expenses deferred                         38,465           42,727           41,655
Reduction due to reinsurance ceded                                          -                -          (28,047)
Change in offset to unrealized (gains) losses                        (149,670)        (342,599)        (257,756)
Amortization related to operations                                   (219,230)        (224,916)        (202,808)
Amortization related to realized (gains) losses                         2,518           (1,150)           8,247
Amortization related to derivatives                                     8,549            8,481           23,535
                                                               ---------------  ---------------  ---------------

DAC, end of year                                                  $ 1,397,148      $ 1,502,244      $ 1,798,826
                                                               ===============  ===============  ===============

        The composition of DSI for the years ended December 31, 2011, 2010 and
        2009 is summarized below:

                                                                    2011             2010             2009
                                                               ---------------  ---------------  ---------------

DSI, beginning of year                                              $ 455,628        $ 626,447        $ 764,191
Sales inducement costs deferred                                        81,990           92,331           77,002
Increase (reduction) due to recapture of reinsurance                        -              258           (2,423)
Change in offset to unrealized (gains) losses                         (84,826)        (182,643)        (152,077)
Amortization related to operations                                    (84,315)         (82,583)         (72,939)
Amortization related to realized (gains) losses                         1,578              131            3,552
Amortization related to derivatives                                     4,299            1,687            9,141
                                                               ---------------  ---------------  ---------------

DSI, end of year                                                    $ 374,354        $ 455,628        $ 626,447
                                                               ===============  ===============  ===============

        The composition of the PVFP for the years ended December 31, 2011, 2010 and 2009 is summarized below:

                                                                    2011             2010             2009
                                                               ---------------  ---------------  ---------------

PVFP, beginning of year                                              $ 21,015         $ 21,767         $ 34,020
Increase due to recapture of reinsurance ceded                              -            3,567                -
Change in offset to unrealized (gains) losses                               -                -           (7,678)
Amortization                                                           (3,839)          (4,319)          (4,575)
                                                               ---------------  ---------------  ---------------

PVFP, end of year                                                    $ 17,176         $ 21,015         $ 21,767
                                                               ===============  ===============  ===============

9.      PROPERTY, PLANT AND EQUIPMENT

        The major classifications of property, plant and equipment recorded in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment are as follows:

                                                          Range of
                                                        Useful Lives             2011              2010
                                                    ---------------------   ---------------   ---------------
Land                                                         -                    $  3,029          $  3,029
Buildings and improvements                             20 - 39 years                18,746            18,717
Leasehold improvements                                 10 - 40 years                 1,855             1,691
Furniture and fixtures                                    10 years                   7,293             6,973
Computer equipment and software                          3 - 10 years               37,421            40,639
Other                                                     3 - 5 years                   40                40
                                                                            ---------------   ---------------
                                                                                    68,384            71,089
Accumulated depreciation                                                           (27,935)          (25,745)
                                                                            ---------------   ---------------
                                                                                 $  40,449         $  45,344
                                                                            ===============   ===============

        Depreciation expense was $6,099, $5,594 and $5,086 for the years ended
        December 31, 2011, 2010 and 2009, respectively.

10.     REINSURANCE

        The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies.
        Reinsurance premiums and claims ceded and assumed for the years ended
        December 31 are as follows:

                                          2011                           2010                          2009
                               ----------------------------   ----------------------------  -----------------------------
                                  Ceded         Assumed          Ceded         Assumed         Ceded          Assumed
                               -------------  -------------   -------------  -------------  -------------   -------------

Premiums and deposits
 on investment contracts          $ 533,766        $ 9,034       $ 353,374        $ 1,340      $ 489,965         $ 1,001

Claims and investment
 contract withdrawals               212,969          1,337         210,711          1,763        198,117             256

        The Company is party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies of specific annuity plans issued from January
        1, 2002 through March 31, 2005, 60% of substantially all policies of specific annuity plans issued from April 1, 2005 through February 29,
        2008, and 50% of substantially all policies of specific annuity plans issued since March 1, 2008. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory liabilities associated with these policies. The Company has netted the funds withheld liability of $4,113,910 and $4,035,855 against the reserve credits of $4,840,062 and $4,628,996 in reinsurance receivables in the December 31, 2011 and 2010 consolidated balance sheets, respectively. The reserve credits contain embedded derivatives as discussed in Note 5.

        The Company is a party to a coinsurance agreement with GLAC. This is an indemnity agreement that covers 100% of all policies issued from January
        1, 2008 through September 30, 2009 of specific annuity plans. Reserve credits of $584,429 and $585,225 associated with this agreement are reported as a component of reinsurance receivables in the December 31,
        2011 and 2010 consolidated balance sheets, respectively.

        On December 31, 2010, MNL Re entered into a coinsurance agreement with
        North American. In accordance with the coinsurance agreement North
        American ceded a defined block of permanent life insurance products to
        MNL Re. At December 31, 2011, MNL Re assumed reserves of $480 which are included in reinsurance receivables and received premiums of $5,227 from
        North American. MNL Re paid experience refunds to North American of
        $4,738 for the year ended December 31, 2011. For the year ended December
        31, 2010, there were no assumed reserves, reinsurance receivables, or experience refunds paid.

        On December 31, 2011, Solberg Re entered into a coinsurance agreement with North American. In accordance with the coinsurance agreement North
        American ceded a defined block of term life insurance to Solberg Re. At
        December 31, 2011 Solberg Re assumed reserves of $56,395, which are included in reinsurance receivables and received premiums of $7,668 from
        North American.

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

11.     ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated OCI are as follows:

                                                             2011               2010
                                                       -----------------  ------------------

Net unrealized gain (loss)
     Available-for-sale securities                          $ 1,469,788          $  213,426
     Certain interest rate swaps                                  2,165               1,893
     Non-credit portion of OTTI losses                          (24,400)            (20,013)
Intangibles                                                    (253,949)            (39,217)
Pension liability:
     Unrecognized actuarial net gains (losses)                  (22,075)            (17,061)
Postretirement liability:
     Unrecognized actuarial net gains (losses)                   (9,547)             (3,748)
     Unrecognized prior service costs                               931               1,048
Deferred income taxes                                          (407,020)            (47,715)
                                                       -----------------  ------------------

Accumulated other comprehensive gain (loss)                  $  755,893           $  88,613
                                                       =================  ==================

        The following table sets forth the changes in each component of accumulated OCI:

                                                                      2011               2010                2009
                                                                 ---------------  ------------------  -----------------

Net unrealized gain (loss)
     Available-for-sale securities                                  $ 1,243,917         $ 1,549,789         $  971,529
     Certain interest rate swaps                                            272                 611             (2,243)
     Non-credit portion of OTTI losses                                   (4,387)             (7,193)           (12,820)
Intangibles                                                            (214,732)           (494,518)          (408,899)
Reclassification adjustment for (gains) losses released
     into income                                                         12,445            (161,232)           (86,401)
Pension liability:
     Amortization of net loss in net periodic benefit expense             1,450                 647                346
     Net gain (loss) recognized in accrued benefit costs                 (6,464)             (5,676)            (3,775)
Postretirement liability:
     Amortization of net gain (loss) in net periodic
     benefit expense                                                        504                 103                 29
     Amortization of prior service costs                                   (117)               (117)                75
     Net gain (loss) recognized in accrued benefit costs                 (6,303)             (1,854)              (592)
     Prior service costs arising in current year                              -                   -              1,458
Deferred income taxes                                                  (359,305)           (308,196)          (160,548)
                                                                 ---------------  ------------------  -----------------

     Net other comprehensive gain (loss)                             $  667,280          $  572,364         $  298,159
                                                                 ===============  ==================  =================

        The unrealized gain (loss) on available-for-sale securities, certain interest rate swaps, and non-credit portion of OTTI losses is adjusted by intangibles and deferred income taxes and is included in the statements of stockholder's equity.

12.     INCOME TAXES

        The significant components of income tax expense (benefit) are as follows:

                                          2011                2010               2009
                                     ----------------   -----------------  -----------------

Current                                    $  18,207          $  111,757         $  120,089
Deferred                                      90,940              20,151            (17,781)
                                     ----------------   -----------------  -----------------
    Total income tax expense              $  109,147          $  131,908         $  102,308
                                     ================   =================  =================

        Total income tax expense attributable to income before taxes differs from the amounts that would result from applying the U.S. Federal statutory income tax rate of 35% in 2011, 2010 and 2009 are as follows:

                                                 2011                2010               2009
                                           -----------------   -----------------  -----------------

At statutory federal income tax rate             $  138,863          $  169,533         $  104,735
Dividends received deductions                        (1,112)             (1,484)              (497)
Tax credits                                         (33,010)            (32,473)            (4,585)
Other, net                                            4,406              (3,668)             2,655
                                           -----------------   -----------------  -----------------
    Total income tax expense                     $  109,147          $  131,908         $  102,308
                                           =================   =================  =================

        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2011 and 2010 are as follows:

                                                                   2011                2010
                                                             -----------------   -----------------

Deferred income tax assets
    Policy liabilities and reserves                                $  609,070          $  683,028
    Investments                                                             -                   -
    Other, net                                                         50,282              40,593
                                                             -----------------   -----------------
      Total deferred income tax assets                                659,352             723,621
                                                             -----------------   -----------------
Deferred income tax liabilities
    Present value of future profits of acquired business               (6,012)             (7,355)
    Investments                                                      (516,328)           (102,417)
    Deferred policy acquisition costs and deferred sales
     inducements                                                     (524,842)           (551,434)
                                                             -----------------   -----------------
      Total deferred income tax liabilities                        (1,047,182)           (661,206)
                                                             -----------------   -----------------
      Net deferred income tax asset (liability)                    $ (387,830)          $  62,415
                                                             =================   =================

        If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized.
        Based upon a review of the Company's anticipated future taxable income and after considering all other available evidence, both positive and negative, the Company's management concluded that it is more likely than not that the gross deferred tax assets will be realized, and no valuation allowance is necessary.

        The Company does not expect any significant changes to its liability for unrecognized tax benefits during the next twelve months. The Company recognizes interest and/or penalties as a component of tax expense. The
        Company did not have any accrued interest and penalties at December 31,
        2011 and 2010.

        The IRS concluded an examination of the Company's income tax returns for
        2007 through 2008 during the year ended December 31, 2011. No significant adjustments were recorded as a result of the examination.

13.     STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        There were no permitted practices used by the Company in 2011; however, prescribed practices used by the Company in 2011 include the following:

        1.      In 2006 Iowa issued a prescribed practice that allows other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        2.      In 2008 Iowa issued a prescribed practice to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. Other derivative
                instruments such as indexed futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for these instruments does not exist. As a result, the
                Company elected to establish a voluntary reserve to offset to increases in the values of these other derivative instruments.
                The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35
                Reserve assuming the market value of the call option(s)
                associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in 2008.

        The combined effect of applying these prescribed practices in 2011 decreased the Company's statutory-based surplus by $59,388. The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution as ordinary dividends to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed paid-in and contributed surplus. All payments of extraordinary dividends to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any
        12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory income (generally, the greater of prior year statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus as regards policyholders). The
        Company paid dividends of $114,692, $92,260 and $51,617 in 2011, 2010 and 2009, respectively. Dividends payable in 2012 up to approximately
        $285 million will not require prior approval of regulatory authorities.

        The statutory net gain from operations of the Company for the years ended December 31, 2011, 2010 and 2009, is approximately $326,031,
        $284,969 and $83,327, respectively, and reported surplus as regards policyholders at December 31, 2011, 2010 and 2009, is $1,854,241,
        $1,639,725 and $1,391,869 , respectively, in accordance with statutory accounting principles.

14.     OPERATING LEASES

        The Company leases certain equipment and office space. Rental expense of
        $4,224, $4,231 and $3,749 was incurred in 2011, 2010 and 2009, respectively. Approximate future minimum lease payments under noncancellable leases are as follows:

            Year ending December 31,
            2012                                              $  2,985
            2013                                                 2,806
            2014                                                 2,708
            2015                                                 2,511
            2016                                                 1,963
            Thereafter                                           7,909
                                                        ---------------
                                                             $  20,882
                                                        ===============

15.     EMPLOYEE BENEFIT PLANS

        Defined benefit pension plan and post-retirement health care benefits

        The Company, via its insurance subsidiary, participates in noncontributory defined benefit pension plan ("Pension Plan") sponsored by SEI covering certain full-time employees. In addition, the Company provides, via its insurance subsidiary, certain post-retirement health care benefits through a health and welfare benefit plan ("Other Benefit
        Plan") and life insurance benefits for eligible active and retired employees.

        The information for the Pension Plan and Other Benefits Plan, which reflects an allocation of the Company's portion of the SEI plans at
        December 31, is as follows:

                                                                          Pension Plan              Other Benefit Plan
                                                                      2011           2010          2011           2010
                                                                   ------------   ------------  ------------   ------------
Obligation and funded status
Accumulated benefit obligation                                       $ (53,974)     $ (43,967)    $ (24,168)     $ (16,297)
Fair value of plan assets                                               45,527         36,383             -              -
                                                                   ------------   ------------  ------------   ------------
Underfunded status                                                      (8,447)        (7,584)      (24,168)       (16,297)
                                                                   ------------   ------------  ------------   ------------
Accrued benefit liability recognized
in other liabilities                                                    (8,447)        (7,584)      (24,168)       (16,297)
                                                                   ------------   ------------  ------------   ------------

Changes in liability for benefits recognized in
    accumulated OCI (pre-tax)
Beginning balance                                                    $ (17,061)     $ (12,032)      $(2,700)        $ (832)
Net (gain) loss amortized into net periodic benefit cost                 1,450            647           387            (14)
Net gain (loss) arising during the period                               (6,464)        (5,676)       (6,303)        (1,854)
                                                                   ------------   ------------  ------------   ------------
Balance at December 31                                                 (22,075)       (17,061)       (8,616)        (2,700)
                                                                   ------------   ------------  ------------   ------------

Changes in deferred taxes recognized in
    accumulated OCI                                                    $(1,755)       $(1,760)      $(2,071)        $ (654)
                                                                   ------------   ------------  ------------   ------------

                                                                 Pension Plan                     Other Benefit Plan
                                                         2011        2010        2009        2011        2010        2009
                                                       ----------  ----------  ----------  ----------  ----------  ----------
Additional information
Net periodic benefit income (costs)                     $ (849)     $ (345)      $  45     $ 2,218     $(1,403)    $ 1,438
Net periodic benefit cost reclassified from
   accumulated OCI                                      (1,450)       (647)       (346)       (387)         14        (104)
Employer contributions                                   5,000       5,000           -         263         430         331
Employee contributions                                       -           -           -         185         152         122
Benefit payments                                           531         449         363         491         582         453

Actuarial assumptions
Weighted-average assumptions used to determine benefit
   obligations as of December 31:
     Discount rate                                       4.27%       5.33%       5.88%       4.28%       5.12%       5.50%
     Expected return on plan assets                      7.00%       7.00%       7.00%        N/A         N/A         N/A

Weighted-average assumptions used to determine net
   costs for the years ended December 31:
     Discount rate                                       5.33%       5.88%       5.88%       5.50%       5.50%       6.25%
     Expected return on plan assets                      7.00%       7.00%       7.00%        N/A         N/A         N/A

        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

                                                                      Other
                                                    Pension          Benefit
                                                      Plan            Plan
                                                 ---------------  --------------
       Year ending December 31,
               2012                                    $  1,192         $   597
               2013                                       1,353             646
               2014                                       1,562             701
               2015                                       1,707             772
               2016                                       1,853             847
               2017-2021                                 12,016           5,409

        Pension Plan

        Effective December 31, 2004, the Company approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit
        Pension Plan, which has the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the
        Pension Plan to the extent each participant is or becomes 100% vested in such accrued benefits.

        In 2011, 2010 and 2009, the Pension Plan recorded an actuarial loss of
        $8,220, $5,082 and $3,775, respectively, due to demographic experience, including assumption changes, and investment returns that vary from assumptions made during the prior year.

        For 2011 and 2010, the plan sponsor's weighted-average expected long-term rate of return on assets was 7.00%. In developing this assumption, the plan sponsor evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The plan sponsor also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2011.

        The Pension Plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:

                                                                2011
                                                               Target            2011            2010
Cash equivalents and fixed income securities                          65%              65%             63%
Mutual funds, hedge funds and other                                   35%              35%             37%
                                                           ---------------  ---------------  --------------

             Total                                                   100%             100%            100%
                                                           ===============  ===============  ==============

        It is the plan sponsor's policy to invest Pension Plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations investment strategies above. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. To achieve the desired returns, the plan assets are invested primarily in a variety of individual fixed income securities matched to the plan's liabilities as well as diversified equity portfolio comprised of assets that are expected to generate an excess return over the return associated with the plan. This equity portfolio is expected to achieve long-term returns similar to the return on equities with reduced volatility through the use of option overlay, geographic diversification and a focus on strategies with higher income generation capacity. The following table summarizes the valuation of the Company's Pension Plan assets carried at fair value as of December 31, 2011 and 2010 by asset class:

                                                                                December 31, 2011
                                             -------------------------------------------------------------------------------
                                               Quoted Prices        Significant
                                                 in Active             Other            Significant
                                                Markets for          Observable        Unobservable
                                              Identical Assets         Inputs             Inputs
                                                 (Level 1)           (Level 2)           (Level 3)             Total
                                             -------------------  -----------------  ------------------  -------------------

Cash equivalents (A)                                    $ 2,114                $ -                 $ -              $ 2,114
Fixed income securities (B)
Corporate debt instruments                                    -             23,966                   -               23,966
Foreign debt obligations                                      -              1,134                   -                1,134
Other governmental/municipal agencies                         -              2,312                   -                2,312
Equity-based investments:
   Mutual Funds (C )                                     15,160                  -                   -               15,160
Hedge Funds (D)                                               -                  -                 841                  841
                                             -------------------  -----------------  ------------------  -------------------

                                                       $ 17,274           $ 27,412               $ 841             $ 45,527
                                             ===================  =================  ==================  ===================

                                                                              December 31, 2010
                                             -------------------------------------------------------------------------------
                                               Quoted Prices        Significant
                                                 in Active             Other            Significant
                                                Markets for          Observable        Unobservable
                                              Identical Assets         Inputs             Inputs
                                                 (Level 1)           (Level 2)           (Level 3)             Total
                                             -------------------  -----------------  ------------------  -------------------

Cash equivalents (A)                                    $ 2,001                $ -                 $ -              $ 2,001
Fixed income securities (B)
U.S. Treasury                                                 -              6,736                   -                6,736
Other governmental/municipal agencies                         -              1,669                   -                1,669
Corporate debt instruments                                    -             11,619                   -               11,619
Foreign debt obligations                                      -                893                   -                  893
Equity securities - warrants (E)                              5                  -                   -                    5
Hedge Funds (D):
Equity securities                                             -                  -               7,751                7,751
Other                                                         -                  -                 413                  413
Distressed debt                                               -                  -                 147                  147
Multi-strategy                                                -                  -               5,149                5,149
                                             -------------------  -----------------  ------------------  -------------------

                                                        $ 2,006           $ 20,917            $ 13,460             $ 36,383
                                             ===================  =================  ==================  ===================

        (A)     Cash equivalents are held in a readily accessible money market fund. The fund is managed pursuant to regulations whereby the fund expects to maintain a stable value of $1.00 per share.

        (B)     Fixed income investments are generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on valuation models that use inputs such as interest-rate yield curves, cross-currency basis index spreads and country-specific credit spreads similar to the bond in terms of issuer maturity and seniority.

        (C)     Mutual funds are registered investments that are priced at NAV at the end of each day. The funds that are invested in equities across a broad investment spectrum, including mid-cap, large cap, emerging and developed markets, liquid real estate and infrastructure.

        (D)     Hedge funds are primarily valued by each fund's administrator based upon the valuation of the underlying assets by applying methodologies as appropriate to the specific
                security/instrument. In 2011, substantially all investments held in hedge funds were liquidated and, accordingly, these
                investments are presented as a single asset class in 2011. Hedge fund investments include:

                Equity securities - investments across the capitalization and style spectrum. The investment manager can make investments in both U.S. and International equity securities. Other - assets in liquidation mode.

                Distressed debt - investments in various securities that are generally trading at material discounts relative to their par or face value as a result of either formal bankruptcy proceedings or financial market perception of near term proceedings.

                Multi-strategy - investments that identify attractive valuations across multiple markets, currencies and types of securities.

        (E)     The fair value of warrants is based on the underlying quoted prices in active markets for identical assets.

        The tables below set forth a summary of changes in the fair value of the
        Pension Plan's level 3 investment assets for the years ended December 31
        2011 and 2010:

                                                  Equity                           Distressed         Multi-
                                                Securities         Other              Debt           strategy           Total
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at January 1, 2011                           $ 7,751            $ 413             $ 147          $ 5,149          $ 13,460
Actual return on plan assets:
Held at end of the period                                  7                1               (12)              (1)               (5)
Sold during the period                                   210              (54)                -             (165)               (9)
Purchases, sales and settlements, net                 (7,586)             (73)              (47)          (4,899)          (12,605)
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at December 31, 2011                           $ 382            $ 287              $ 88             $ 84             $ 841
                                              ===============  ===============   ===============  ===============   ===============

                                                  Equity                           Distressed         Multi-
                                                Securities         Other              Debt           strategy           Total
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at January 1, 2010                           $ 8,750          $ 1,338             $ 814          $ 4,857          $ 15,759
Actual return on plan assets:
Held at end of the period                              1,466              177               105              750             2,498
Sold during the period                                  (227)               8                30               19              (170)
Purchases, sales and settlements, net                 (2,238)          (1,110)             (802)            (477)           (4,627)
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at December 31, 2010                         $ 7,751            $ 413             $ 147          $ 5,149          $ 13,460
                                              ===============  ===============   ===============  ===============   ===============

        Pension plan funding requirements for 2012 will be determined based upon actuarial requirements.

        The estimated amortization of net loss for the pension plan in 2012 is
        $2,449. The estimated 2012 net periodic benefit expense for the pension plan is $1,320. In 2012 a 50 basis point increase to the discount rate projected at 4.27% would result in net periodic cost of $607 and a 50 basis point decrease would result in net periodic cost of $2,127. In
        2012 a 50 basis point increase to the expected rate of return on assets projected at 7.00% would result in net periodic cost of $1,563 and a 50 basis point decrease would result in net periodic cost of $1,076.

        Other Benefit Plan

        In 2011, 2010 and 2009, the other benefit plan recorded an actuarial loss of $2,933, $1,854, and $592, respectively, due to assumption changes and demographic experience different from rates assumed during the prior year.

        For measurement purposes, a 9.00% annual rate of increase in the per capita cost of covered healthcare benefits was assumed for 2010. The rate was assumed to decrease gradually to 4.50% over a five year period, and remain level thereafter. For 2011, an 8.00% assumed annual rate of increase in the per capita cost of healthcare benefits gradually decreases to 4.20% by 2084.

        The estimated 2012 amortization of net loss and prior service cost for the Other Benefit Plan is $296. The estimated 2011 net periodic benefit expense for the Other Benefit Plan is $2,366.

        Employee stock ownership plan

        The Company participates in an Employee Stock Ownership Plan ("ESOP")
        sponsored by SEI covering certain full-time employees. Prior to 2010, the majority of SEI's stock was held in the Charles A. Sammons 1987
        Charitable Remainder Trust Number Two (the "CRT"). Prior to his death in
        1988, Charles A. Sammons, the founder of SEI, established the CRT. The death of his widow, Elaine D. Sammons, in January 2009, initiated the process of settling the CRT. In January 2010, the 7,664,402 shares of the SEI stock held by the CRT were transferred to the ESOP (the
        "Transfer") as unallocated shares, which completed the settlement of the
        CRT. As of December 31, 2010 the ESOP owns 99.99% of the outstanding stock of SEI.

        Subsequent to the Transfer and commencing in 2010, compensation expense continued to be recognized as shares to participants are committed to be released. In 2011 and 2010, the offset was recorded to paid-in capital in the balance sheet.

        Compensation expense of $13,301, $12,247 and $10,838 for 2011, 2010 and
        2009, respectively was recorded related to the ESOP.

16.     OTHER RELATED PARTY TRANSACTIONS

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $7,940, $11,200 and $10,626 in 2011,
        2010 and 2009, respectively, related to these contracts.

        Guggenheim Partners Asset Management, Inc. ("Guggenheim") provides investment management services for the Company. During 2011, 2010 and
        2009, the Company incurred $24,764 , $23,674 and $16,750, respectively, for these investment management services. The fee is calculated based on the average fair value of invested assets under management multiplied by a contractual rate.

        Guggenheim is the general partner of the Fund, a private investment company and VIE. See Note 6 for further discussion of this VI.

        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $48,519 and
        $49,287 as of December 31, 2011 and 2010, respectively. The Company earned interest income on the loan of $3,675, $3,741 and $1,715 in 2011,
        2010 and 2009, respectively.

        The Company is also a party to two coinsurance agreements with a reinsurer that is a subsidiary of Guggenheim. The Company receives fees under a service contract that became effective December 2009 which covers specified accounting and financial reporting services. The service fees received were $355, $304 and $0 in 2011, 2010 and 2009, respectively. See Note 10 for further discussion of these transactions.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $516, $711 and $659 in 2011, 2010 and 2009, respectively, related to SSI sales.

17.     COMMITMENTS AND CONTINGENCIES

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2011, the Company had outstanding capital commitments to limited partnerships of $89,415.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2011, the Company had $37,149 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the consolidated financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

18.     SUBSEQUENT EVENTS

        The Company evaluated subsequent events through March 28, 2012 which is the date the consolidated financial statements were available to be issued. There were no subsequent event transactions that required disclosure in the consolidated financial statements.

Midland National Life
Insurance Company
Separate Account A
Financial Statements
December 31, 2011 and 2010

Midland National Life Insurance Company
Separate Account A
Index
----------------------------------------------------------------------------------------

                                                                                                                 Page(s)

Report of Independent Registered Public Accounting Firm................................................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets..........................................2-66

Notes to Financial Statements......................................................................................67-82

                Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Midland National Life Insurance
Company and Policy Holders of Midland National Life Insurance Company Separate
Account A:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of Midland National Life Insurance Company Separate Account A
(which includes the Fidelity Variable Insurance Products Fund I, the Fidelity
Variable Insurance Products Fund II, the Fidelity Variable Insurance Products
Fund III, the American Century Variable Portfolios, Inc., the MFS Variable
Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger Fund, the Invesco
Variable Insurance Funds, the Van Eck Worldwide Insurance Trust, the PIMCO
Variable Insurance Trust, the Goldman Sachs Variable Insurance Trust, the
Neuberger Berman Advisors Management Trust, the Premier VIT, the ProFunds VP,
and the Vanguard Variable Insurance Funds subaccount thereof) at December 31,
2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of
America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Midland National Life
Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of the number of shares owned at December 31, 2011 by correspondence with the custodians, provide a reasonable basis for our opinion.

April 24, 2012

Midland National Life Insurance Company
Separate Account A
Accumulated Total for All Portfolios
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                           $ 6,396,691
     (cost $425,624,428)                $439,194,440       Capital gains distributions                 3,408,368
                                                                                                   --------------

Liabilities                                        -                                                   9,805,059
                                       --------------                                              --------------
                                                       Expenses:
Net assets                              $439,194,440       Administrative expense                         78,723
                                       --------------
                                                           Mortality and expense risk                  3,284,364
                                                                                                   --------------

                                                                                                       3,363,087
                                                                                                   --------------

                                                        Net investment income                          6,441,972

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments            21,457,620
                                                         Change in net unrealized depreciation on
                                                          investments                                (44,856,921)
                                                                                                   --------------

                                                       Net decrease in net assets resulting from
                                                        operations                                 $ (16,957,329)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $482,400,270    $437,182,035

Net (decrease) increase in net assets resulting from operations                      (16,957,329)     68,429,926

Capital shares transactions
   Net premiums                                                                       47,130,565      45,362,050
   Transfers of policy loans                                                           6,300,743         636,310
   Transfers of cost of insurance                                                    (31,944,288)    (31,985,000)
   Transfers of surrenders                                                           (27,744,623)    (29,322,209)
   Transfers of death benefits                                                          (109,823)       (864,655)
   Transfers of other terminations                                                    (4,959,620)     (4,648,521)
   Interfund and net transfers to general account                                    (14,921,455)     (2,389,666)
                                                                                   --------------  --------------

     Net decrease in net assets from capital share transactions                      (26,248,501)    (23,211,691)
                                                                                   --------------  --------------

Total (decrease) increase in net assets                                              (43,205,830)     45,218,235
                                                                                   --------------  --------------

Net assets at end of year                                                           $439,194,440    $482,400,270
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     2

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Money Market Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 14,572
     9,133,394 shares (cost $9,133,394)  $ 9,133,394       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      14,572
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 9,133,394       Administrative expense                          1,831
                                       --------------
                                                           Mortality and expense risk                     97,848
                                                                                                   --------------

                                                                                                          99,679
                                                                                                   --------------

                                                        Net investment loss                              (85,107)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                     -
                                                         Change in net unrealized appreciation on
                                                          investments                                          -
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                     $ (85,107)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 9,776,381    $ 10,671,412

 Net decrease in net assets resulting from operations                                    (85,107)        (59,211)

Capital shares transactions
   Net premiums                                                                          906,923       1,676,925
   Transfers of policy loans                                                              47,944          59,404
   Transfers of cost of insurance                                                       (986,079)       (886,398)
   Transfers of surrenders                                                            (1,702,213)     (1,334,701)
   Transfers of death benefits                                                                 -         (42,105)
   Transfers of other terminations                                                      (159,285)       (134,162)
   Interfund and net transfers from (to) general account                               1,334,830        (174,783)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (557,880)       (835,820)
                                                                                   --------------  --------------

 Total decrease in net assets                                                           (642,987)       (895,031)
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 9,133,394    $  9,776,381
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     3

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I High Income Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                             $ 473,625
     1,270,521 shares (cost $6,751,154)  $ 6,848,110       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                     473,625
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 6,848,110       Administrative expense                          3,572
                                       --------------
                                                           Mortality and expense risk                     51,526
                                                                                                   --------------

                                                                                                          55,098
                                                                                                   --------------

                                                        Net investment income                            418,527

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               180,725
                                                         Change in net unrealized depreciation on
                                                          investments                                   (386,450)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                     $ 212,802
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 6,812,291     $ 8,222,313

 Net increase in net assets resulting from operations                                    212,802         843,762

Capital shares transactions
   Net premiums                                                                          690,832         536,186
   Transfers of policy loans                                                              49,932         (38,926)
   Transfers of cost of insurance                                                       (513,063)       (530,367)
   Transfers of surrenders                                                              (396,103)       (599,828)
   Transfers of death benefits                                                                 -          (4,008)
   Transfers of other terminations                                                       (52,321)       (148,319)
   Interfund and net transfers from (to) general account                                  43,740      (1,468,522)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (176,983)     (2,253,784)
                                                                                   --------------  --------------

 Total increase (decrease) in net assets                                                  35,819      (1,410,022)
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 6,848,110    $  6,812,291
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     4

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                            $ 439,693
     905,859 shares (cost $16,501,837)   $ 16,930,511       Capital gains distributions                        -
                                                                                                   --------------

Liabilities                                         -                                                    439,693
                                        --------------                                             --------------
                                                        Expenses:
Net assets                               $ 16,930,511       Administrative expense                        11,241
                                        --------------
                                                            Mortality and expense risk                   130,109
                                                                                                   --------------

                                                                                                         141,350
                                                                                                   --------------

                                                         Net investment income                           298,343

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments              417,713
                                                          Change in net unrealized depreciation on
                                                           investments                                  (673,276)
                                                                                                   --------------

                                                         Net increase in net assets resulting from
                                                         operations                                     $ 42,780
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 18,882,001    $ 18,521,629

 Net increase in net assets resulting from operations                                     42,780       2,411,108

Capital shares transactions
   Net premiums                                                                        1,488,571       1,588,392
   Transfers of policy loans                                                             153,180           6,829
   Transfers of cost of insurance                                                     (1,547,323)     (1,573,834)
   Transfers of surrenders                                                            (1,202,631)     (1,393,232)
   Transfers of death benefits                                                           (10,266)        (35,819)
   Transfers of other terminations                                                      (114,729)       (160,563)
   Interfund and net transfers to general account                                       (761,072)       (482,509)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                            (1,994,270)     (2,050,736)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (1,951,490)        360,372
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 16,930,511    $ 18,882,001
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     5

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Growth Portfolio
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                            $ 115,872
     807,044 shares (cost $28,357,952)   $ 29,771,838       Capital gains distributions                  117,704
                                                                                                   --------------

Liabilities                                         -                                                    233,576
                                        --------------                                             --------------
                                                        Expenses:
Net assets                               $ 29,771,838       Administrative expense                        18,652
                                        --------------
                                                            Mortality and expense risk                   229,239
                                                                                                   --------------

                                                                                                         247,891
                                                                                                   --------------

                                                         Net investment loss                             (14,315)

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments            2,383,735
                                                          Change in net unrealized depreciation on
                                                           investments                                (3,138,356)
                                                                                                   --------------

                                                         Net decrease in net assets resulting from
                                                         operations                                   $ (768,936)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 37,826,693    $ 33,957,851

 Net (decrease) increase in net assets resulting from operations                        (768,936)      6,828,995

Capital shares transactions
   Net premiums                                                                        2,716,166       2,697,977
   Transfers of policy loans                                                             402,411         (43,831)
   Transfers of cost of insurance                                                     (2,566,176)     (2,993,205)
   Transfers of surrenders                                                            (2,199,996)     (2,264,217)
   Transfers of death benefits                                                              (751)        (95,171)
   Transfers of other terminations                                                      (226,381)       (251,029)
   Interfund and net transfers to general account                                     (5,411,192)        (10,677)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                            (7,285,919)     (2,960,153)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (8,054,855)      3,868,842
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 29,771,838    $ 37,826,693
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     6

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Overseas Portfolio
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                            $ 159,880
     708,533 shares (cost $11,596,715)    $ 9,657,305       Capital gains distributions                   22,230
                                                                                                   --------------

Liabilities                                         -                                                    182,110
                                        --------------                                             --------------
                                                        Expenses:
Net assets                                $ 9,657,305       Administrative expense                         4,539
                                        --------------
                                                            Mortality and expense risk                    91,557
                                                                                                   --------------

                                                                                                          96,096
                                                                                                   --------------

                                                         Net investment income                            86,014

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments              158,353
                                                          Change in net unrealized depreciation on
                                                           investments                                (2,803,529)
                                                                                                   --------------

                                                         Net decrease in net assets resulting from
                                                         operations                                 $ (2,559,162)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 12,560,848    $ 13,269,182

 Net (decrease) increase in net assets resulting from operations                      (2,559,162)      1,544,417

Capital shares transactions
   Net premiums                                                                        1,165,611       1,378,739
   Transfers of policy loans                                                             102,677          22,531
   Transfers of cost of insurance                                                       (821,235)       (865,354)
   Transfers of surrenders                                                              (605,475)       (812,285)
   Transfers of death benefits                                                                 -          (6,499)
   Transfers of other terminations                                                      (139,174)       (174,749)
   Interfund and net transfers to general account                                        (46,785)     (1,795,134)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (344,381)     (2,252,751)
                                                                                   --------------  --------------

 Total decrease in net assets                                                         (2,903,543)       (708,334)
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 9,657,305    $ 12,560,848
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     7

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                             $ 53,276
     644,353 shares (cost $18,005,695)   $ 18,737,788       Capital gains distributions                   35,303
                                                                                                   --------------

Liabilities                                         -                                                     88,579
                                        --------------                                             --------------
                                                        Expenses:
Net assets                               $ 18,737,788       Administrative expense                           893
                                        --------------
                                                            Mortality and expense risk                   156,410
                                                                                                   --------------

                                                                                                         157,303
                                                                                                   --------------

                                                         Net investment loss                             (68,724)

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments            2,348,145
                                                          Change in net unrealized depreciation on
                                                           investments                                (4,735,802)
                                                                                                   --------------

                                                         Net decrease in net assets resulting from
                                                         operations                                 $ (2,456,381)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 23,289,689    $ 19,183,312

 Net (decrease) increase in net assets resulting from operations                      (2,456,381)      5,711,531

Capital shares transactions
   Net premiums                                                                        1,760,892       1,790,406
   Transfers of policy loans                                                              75,767        (249,605)
   Transfers of cost of insurance                                                     (1,189,855)     (1,171,525)
   Transfers of surrenders                                                            (1,366,257)     (1,259,286)
   Transfers of death benefits                                                            (1,052)       (107,678)
   Transfers of other terminations                                                      (190,203)       (240,329)
   Interfund and net transfers to general account                                     (1,184,812)       (367,137)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                            (2,095,520)     (1,605,154)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (4,551,901)      4,106,377
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 18,737,788    $ 23,289,689
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     8

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom Income Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                 $ 697
     3,877 shares (cost $37,531)            $ 39,584       Capital gains distributions                       149
                                                                                                   --------------

Liabilities                                        -                                                         846
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                  $ 39,584       Administrative expense                              -
                                       --------------
                                                           Mortality and expense risk                        295
                                                                                                   --------------

                                                                                                             295
                                                                                                   --------------

                                                        Net investment income                                551

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                   588
                                                         Change in net unrealized depreciation on
                                                          investments                                       (410)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                         $ 729
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                         $ 94,023        $ 41,480

 Net increase in net assets resulting from operations                                        729           4,987

Capital shares transactions
   Net premiums                                                                            5,737          17,783
   Transfers of policy loans                                                                   -               -
   Transfers of cost of insurance                                                         (1,921)         (4,255)
   Transfers of surrenders                                                               (17,381)         (1,910)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                             -               -
   Interfund and net transfers (to) from general account                                 (41,603)         35,938
                                                                                   --------------  --------------

Net (decrease) increase in net assets from capital share transactions                    (55,168)         47,556
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                 (54,439)         52,543
                                                                                   --------------  --------------

Net assets at end of year                                                               $ 39,584     $    94,023
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     9

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2010 Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                  $ 14
     63 shares (cost $679)                     $ 651       Capital gains distributions                         3
                                                                                                   --------------

Liabilities                                        -                                                          17
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                     $ 651       Administrative expense                              -
                                       --------------
                                                           Mortality and expense risk                          5
                                                                                                   --------------

                                                                                                               5
                                                                                                   --------------

                                                        Net investment income                                 12

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                   744
                                                         Change in net unrealized depreciation on
                                                          investments                                       (541)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                         $ 215
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                          $ 8,850        $ 48,016

 Net increase in net assets resulting from operations                                        215           1,436

Capital shares transactions
   Net premiums                                                                              828          (2,617)
   Transfers of policy loans                                                                   -               -
   Transfers of cost of insurance                                                           (238)           (680)
   Transfers of surrenders                                                                (8,972)              -
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                             -               -
   Interfund and net transfers to general account                                            (32)        (37,305)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                                (8,414)        (40,602)
                                                                                   --------------  --------------

 Total decrease in net assets                                                             (8,199)        (39,166)
                                                                                   --------------  --------------

Net assets at end of year                                                                  $ 651      $    8,850
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     10

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2015 Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                 $ 498
     2,254 shares (cost $22,326)            $ 23,395       Capital gains distributions                       121
                                                                                                   --------------

Liabilities                                        -                                                         619
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                  $ 23,395       Administrative expense                              -
                                       --------------
                                                           Mortality and expense risk                        217
                                                                                                   --------------

                                                                                                             217
                                                                                                   --------------

                                                        Net investment income                                402

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                   320
                                                         Change in net unrealized depreciation on
                                                          investments                                       (747)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                         $ (25)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                         $ 23,379           $ 192

 Net (decrease) increase in net assets resulting from operations                             (25)          2,448

Capital shares transactions
   Net premiums                                                                            1,162             210
   Transfers of policy loans                                                                 (98)              -
   Transfers of cost of insurance                                                           (907)           (328)
   Transfers of surrenders                                                                     -               -
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                             -               -
   Interfund and net transfers (to) from general account                                    (116)         20,857
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                                    41          20,739
                                                                                   --------------  --------------

 Total increase in net assets                                                                 16          23,187
                                                                                   --------------  --------------

Net assets at end of year                                                               $ 23,395     $    23,379
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     11

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2020 Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                               $ 3,221
     14,326 shares (cost $146,102)         $ 146,264       Capital gains distributions                       558
                                                                                                   --------------

Liabilities                                        -                                                       3,779
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 146,264       Administrative expense                              2
                                       --------------
                                                           Mortality and expense risk                        356
                                                                                                   --------------

                                                                                                             358
                                                                                                   --------------

                                                        Net investment income                              3,421

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                 2,287
                                                         Change in net unrealized depreciation on
                                                          investments                                     (6,249)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                        $ (541)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                         $ 60,917        $ 25,141
 Net (decrease) increase in net assets resulting from operations                            (541)          7,258

Capital shares transactions
   Net premiums                                                                           15,633          15,708
   Transfers of policy loans                                                                   -               -
   Transfers of cost of insurance                                                         (7,783)         (6,515)
   Transfers of surrenders                                                                (6,268)         (3,672)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                             -               -
   Interfund and net transfers from general account                                       84,306          22,997
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                                85,888          28,518
                                                                                   --------------  --------------

 Total increase in net assets                                                             85,347          35,776
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 146,264     $    60,917
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     12

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2025 Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                 $ 574
     2,726 shares (cost $26,984)            $ 27,311       Capital gains distributions                        88
                                                                                                   --------------

Liabilities                                        -                                                         662
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                  $ 27,311       Administrative expense                              -
                                       --------------
                                                           Mortality and expense risk                        170
                                                                                                   --------------

                                                                                                             170
                                                                                                   --------------

                                                        Net investment income                                492

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                 1,429
                                                         Change in net unrealized depreciation on
                                                          investments                                     (2,265)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                        $ (344)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                         $ 22,273         $ 5,088

 Net (decrease) increase in net assets resulting from operations                            (344)          3,094

Capital shares transactions
   Net premiums                                                                            6,915           3,794
   Transfers of policy loans                                                                 (20)            484
   Transfers of cost of insurance                                                         (1,617)         (1,581)
   Transfers of surrenders                                                                  (946)         (1,457)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                             -               -
   Interfund and net transfers from general account                                        1,050          12,851
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                                 5,382          14,091
                                                                                   --------------  --------------

 Total increase in net assets                                                              5,038          17,185
                                                                                   --------------  --------------

Net assets at end of year                                                               $ 27,311     $    22,273
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     13

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2030 Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                               $ 2,922
     13,944 shares (cost $134,062)         $ 135,254       Capital gains distributions                       408
                                                                                                   --------------

Liabilities                                        -                                                       3,330
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 135,254       Administrative expense                              -
                                       --------------
                                                           Mortality and expense risk                        648
                                                                                                   --------------

                                                                                                             648
                                                                                                   --------------

                                                        Net investment income                              2,682

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                 7,863
                                                         Change in net unrealized depreciation on
                                                          investments                                    (14,694)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                      $ (4,149)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 122,196        $ 88,558

 Net (decrease) increase in net assets resulting from operations                          (4,149)         15,545

Capital shares transactions
   Net premiums                                                                           32,145          31,410
   Transfers of policy loans                                                                   -               -
   Transfers of cost of insurance                                                        (14,940)        (13,328)
   Transfers of surrenders                                                                (2,405)              -
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                             -               -
   Interfund and net transfers from general account                                        2,407              11
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                                17,207          18,093
                                                                                   --------------  --------------

 Total increase in net assets                                                             13,058          33,638
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 135,254     $   122,196
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     14

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                             $ 108,666
     380,024 shares (cost $5,194,924)    $ 5,244,325       Capital gains distributions                    26,552
                                                                                                   --------------

Liabilities                                        -                                                     135,218
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 5,244,325       Administrative expense                          6,419
                                       --------------
                                                           Mortality and expense risk                     45,939
                                                                                                   --------------

                                                                                                          52,358
                                                                                                   --------------

                                                        Net investment income                             82,860

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               144,254
                                                         Change in net unrealized depreciation on
                                                          investments                                   (418,475)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (191,361)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 6,070,088     $ 6,012,210

 Net (decrease) increase in net assets resulting from operations                        (191,361)        728,225

Capital shares transactions
   Net premiums                                                                          547,707         264,049
   Transfers of policy loans                                                              73,218           2,696
   Transfers of cost of insurance                                                       (458,669)       (482,240)
   Transfers of surrenders                                                              (425,959)       (360,876)
   Transfers of death benefits                                                                 -          (9,893)
   Transfers of other terminations                                                       (15,117)        (34,038)
   Interfund and net transfers to general account                                       (355,582)        (50,045)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (634,402)       (670,347)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (825,763)         57,878
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 5,244,325    $  6,070,088
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     15

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                            $ 404,403
     960,322 shares (cost $12,205,455)   $ 12,455,377       Capital gains distributions                  325,630
                                                                                                   --------------

Liabilities                                         -                                                    730,033
                                        --------------                                             --------------
                                                        Expenses:
Net assets                               $ 12,455,377       Administrative expense                         1,836
                                        --------------
                                                            Mortality and expense risk                    83,830
                                                                                                   --------------

                                                                                                          85,666
                                                                                                   --------------

                                                         Net investment income                           644,367

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments              171,625
                                                          Change in net unrealized depreciation on
                                                           investments                                   (24,888)
                                                                                                   --------------

                                                         Net increase in net assets resulting from
                                                         operations                                    $ 791,104
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 12,144,534    $ 12,176,825

 Net increase in net assets resulting from operations                                    791,104         832,701

Capital shares transactions
   Net premiums                                                                          851,158         969,304
   Transfers of policy loans                                                             512,780         212,168
   Transfers of cost of insurance                                                       (757,952)       (759,234)
   Transfers of surrenders                                                              (459,116)     (1,209,568)
   Transfers of death benefits                                                              (570)        (21,793)
   Transfers of other terminations                                                       (61,433)       (112,338)
   Interfund and net transfers (to) from general account                                (565,128)         56,469
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (480,261)       (864,992)
                                                                                   --------------  --------------

 Total increase (decrease) in net assets                                                 310,843         (32,291)
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 12,455,377    $ 12,144,534
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     16

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                            $ 930,360
     358,440 shares (cost $43,694,515)   $ 46,356,991       Capital gains distributions                1,140,256
                                                                                                   --------------

Liabilities                                         -                                                  2,070,616
                                        --------------                                             --------------
                                                        Expenses:
Net assets                               $ 46,356,991       Administrative expense                         6,678
                                        --------------
                                                            Mortality and expense risk                   319,568
                                                                                                   --------------

                                                                                                         326,246
                                                                                                   --------------

                                                         Net investment income                         1,744,370

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments              752,075
                                                          Change in net unrealized depreciation on
                                                           investments                                (1,794,777)
                                                                                                   --------------

                                                         Net increase in net assets resulting from
                                                         operations                                    $ 701,668
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 49,052,799    $ 46,832,407

 Net increase in net assets resulting from operations                                    701,668       6,152,019

Capital shares transactions
   Net premiums                                                                        4,931,950       5,401,751
   Transfers of policy loans                                                             295,009         (17,340)
   Transfers of cost of insurance                                                     (3,751,386)     (3,777,902)
   Transfers of surrenders                                                            (2,839,221)     (3,616,515)
   Transfers of death benefits                                                            (1,966)        (58,662)
   Transfers of other terminations                                                      (424,854)       (405,486)
   Interfund and net transfers to general account                                     (1,607,008)     (1,457,473)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                            (3,397,476)     (3,931,627)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (2,695,808)      2,220,392
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 46,356,991    $ 49,052,799
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     17

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                            $ 392,613
     1,592,806 shares (cost $34,086,782) $ 36,666,399       Capital gains distributions                        -
                                                                                                   --------------

Liabilities                                         -                                                    392,613
                                        --------------                                             --------------
                                                        Expenses:
Net assets                               $ 36,666,399       Administrative expense                         8,954
                                        --------------
                                                            Mortality and expense risk                   263,067
                                                                                                   --------------

                                                                                                         272,021
                                                                                                   --------------

                                                         Net investment income                           120,592

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments            1,109,630
                                                          Change in net unrealized depreciation on
                                                           investments                                (2,409,409)
                                                                                                   --------------

                                                         Net decrease in net assets resulting from
                                                         operations                                 $ (1,179,187)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 41,857,031    $ 39,962,919

 Net (decrease) increase in net assets resulting from operations                      (1,179,187)      5,979,473

Capital shares transactions
   Net premiums                                                                        3,041,699       3,443,177
   Transfers of policy loans                                                             273,623        (189,564)
   Transfers of cost of insurance                                                     (2,573,717)     (2,588,064)
   Transfers of surrenders                                                            (2,416,305)     (2,884,232)
   Transfers of death benefits                                                            (6,898)        (19,398)
   Transfers of other terminations                                                      (385,049)       (336,058)
   Interfund and net transfers to general account                                     (1,944,798)     (1,511,222)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                            (4,011,445)     (4,085,361)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (5,190,632)      1,894,112
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 36,666,399    $ 41,857,031
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     18

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 56,110
     237,644 shares (cost $3,031,271)    $ 3,172,814       Capital gains distributions                     6,752
                                                                                                   --------------

Liabilities                                        -                                                      62,862
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 3,172,814       Administrative expense                          1,677
                                       --------------
                                                           Mortality and expense risk                     22,359
                                                                                                   --------------

                                                                                                          24,036
                                                                                                   --------------

                                                        Net investment income                             38,826

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               137,448
                                                         Change in net unrealized depreciation on
                                                          investments                                   (409,408)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (233,134)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 3,689,322     $ 3,544,365

 Net (decrease) increase in net assets resulting from operations                        (233,134)        507,422

Capital shares transactions
   Net premiums                                                                          500,412         182,715
   Transfers of policy loans                                                              44,670          15,678
   Transfers of cost of insurance                                                       (333,994)       (327,797)
   Transfers of surrenders                                                              (195,082)       (270,985)
   Transfers of death benefits                                                              (936)         (3,487)
   Transfers of other terminations                                                       (17,654)        (25,556)
   Interfund and net transfers (to) from general account                                (280,790)         66,967
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (283,374)       (362,465)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (516,508)        144,957
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 3,172,814    $  3,689,322
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     19

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Balanced Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 64,933
     251,480 shares (cost $3,471,197)    $ 3,679,148       Capital gains distributions                    10,417
                                                                                                   --------------

Liabilities                                        -                                                      75,350
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 3,679,148       Administrative expense                            132
                                       --------------
                                                           Mortality and expense risk                     29,224
                                                                                                   --------------

                                                                                                          29,356
                                                                                                   --------------

                                                        Net investment income                             45,994

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               241,016
                                                         Change in net unrealized depreciation on
                                                          investments                                   (457,154)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (170,144)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 4,408,027     $ 4,224,742

 Net (decrease) increase in net assets resulting from operations                        (170,144)        667,460

Capital shares transactions
   Net premiums                                                                          535,188         244,113
   Transfers of policy loans                                                              32,340         (12,433)
   Transfers of cost of insurance                                                       (345,873)       (355,530)
   Transfers of surrenders                                                              (380,632)       (377,880)
   Transfers of death benefits                                                            (1,475)         (3,318)
   Transfers of other terminations                                                       (28,324)        (42,787)
   Interfund and net transfers (to) from general account                                (369,959)         63,660
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (558,735)       (484,175)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (728,879)        183,285
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 3,679,148    $  4,408,027
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     20

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                             $ 125,659
     544,933 shares (cost $6,115,654)    $ 6,860,702       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                     125,659
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 6,860,702       Administrative expense                            371
                                       --------------
                                                           Mortality and expense risk                     45,495
                                                                                                   --------------

                                                                                                          45,866
                                                                                                   --------------

                                                        Net investment income                             79,793

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               187,118
                                                         Change in net unrealized depreciation on
                                                          investments                                   (206,291)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                      $ 60,620
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 7,268,300     $ 7,092,988

 Net increase in net assets resulting from operations                                     60,620         891,036

Capital shares transactions
   Net premiums                                                                          766,165         838,901
   Transfers of policy loans                                                              54,480           3,104
   Transfers of cost of insurance                                                       (644,851)       (633,618)
   Transfers of surrenders                                                              (369,687)       (446,045)
   Transfers of death benefits                                                                 -         (33,985)
   Transfers of other terminations                                                       (69,562)        (68,170)
   Interfund and net transfers to general account                                       (204,763)       (375,911)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (468,218)       (715,724)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (407,598)        175,312
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 6,860,702    $  7,268,300
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     21

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 10,847
     344,830 shares (cost $4,790,092)    $ 6,310,384       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      10,847
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 6,310,384       Administrative expense                            499
                                       --------------
                                                           Mortality and expense risk                     36,877
                                                                                                   --------------

                                                                                                          37,376
                                                                                                   --------------

                                                        Net investment loss                              (26,529)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               426,172
                                                         Change in net unrealized depreciation on
                                                          investments                                   (264,706)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                     $ 134,937
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 6,883,229     $ 6,139,897

 Net increase in net assets resulting from operations                                    134,937       1,311,505

Capital shares transactions
   Net premiums                                                                          635,853         749,730
   Transfers of policy loans                                                              78,460          10,942
   Transfers of cost of insurance                                                       (587,309)       (605,407)
   Transfers of surrenders                                                              (483,263)       (510,466)
   Transfers of death benefits                                                           (14,319)        (12,006)
   Transfers of other terminations                                                       (88,774)        (69,905)
   Interfund and net transfers to general account                                       (248,430)       (131,061)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (707,782)       (568,173)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (572,845)        743,332
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 6,310,384    $  6,883,229
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     22

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Balanced Fund
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 49,352
     390,349 shares (cost $2,401,160)    $ 2,541,169       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      49,352
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 2,541,169       Administrative expense                             71
                                       --------------
                                                           Mortality and expense risk                     19,364
                                                                                                   --------------

                                                                                                          19,435
                                                                                                   --------------

                                                        Net investment income                             29,917

                                                       Realized and change in unrealized gains
                                                       on investments
                                                         Net realized gains on investments                33,787
                                                         Change in net unrealized appreciation on
                                                          investments                                     52,228
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                     $ 115,932
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 2,625,017     $ 2,560,358

 Net increase in net assets resulting from operations                                    115,932         258,290

Capital shares transactions
   Net premiums                                                                          260,799         266,806
   Transfers of policy loans                                                              18,964         (26,397)
   Transfers of cost of insurance                                                       (208,358)       (209,027)
   Transfers of surrenders                                                              (164,798)       (168,686)
   Transfers of death benefits                                                                 -          (5,437)
   Transfers of other terminations                                                       (17,166)        (22,143)
   Interfund and net transfers to general account                                        (89,221)        (28,747)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (199,780)       (193,631)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                 (83,848)         64,659
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 2,541,169    $  2,625,017
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     23

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                   $ -
     432,162 shares (cost $6,379,362)    $ 5,713,175       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                           -
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 5,713,175       Administrative expense                            942
                                       --------------
                                                           Mortality and expense risk                     50,715
                                                                                                   --------------

                                                                                                          51,657
                                                                                                   --------------

                                                        Net investment loss                              (51,657)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               397,174
                                                         Change in net unrealized depreciation on
                                                          investments                                 (1,635,959)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                  $ (1,290,442)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 10,155,713     $ 5,417,524

 Net (decrease) increase in net assets resulting from operations                      (1,290,442)      2,675,834

Capital shares transactions
   Net premiums                                                                          670,358         588,676
   Transfers of policy loans                                                              56,532         (20,164)
   Transfers of cost of insurance                                                       (454,850)       (483,098)
   Transfers of surrenders                                                              (655,652)       (504,912)
   Transfers of death benefits                                                           (13,896)        (19,483)
   Transfers of other terminations                                                       (64,794)       (174,879)
   Interfund and net transfers (to) from general account                              (2,689,794)      2,676,215
                                                                                   --------------  --------------

Net (decrease) increase in net assets from capital share transactions                 (3,152,096)      2,062,355
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (4,442,538)      4,738,189
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 5,713,175    $ 10,155,713
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     24

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. International Fund
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                            $ 203,050
     1,642,058 shares (cost $12,754,736) $ 12,200,488       Capital gains distributions                        -
                                                                                                   --------------

Liabilities                                         -                                                    203,050
                                        --------------                                             --------------
                                                        Expenses:
Net assets                               $ 12,200,488       Administrative expense                           764
                                        --------------
                                                            Mortality and expense risk                   104,311
                                                                                                   --------------

                                                                                                         105,075
                                                                                                   --------------

                                                         Net investment income                            97,975

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments              314,919
                                                          Change in net unrealized depreciation on
                                                           investments                                (2,161,246)
                                                                                                   --------------

                                                         Net decrease in net assets resulting from
                                                         operations                                 $ (1,748,352)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 15,560,307    $ 16,433,805

 Net (decrease) increase in net assets resulting from operations                      (1,748,352)      1,661,059

Capital shares transactions
   Net premiums                                                                        1,398,195       1,844,235
   Transfers of policy loans                                                             162,786         (26,610)
   Transfers of cost of insurance                                                       (995,538)     (1,126,881)
   Transfers of surrenders                                                              (932,154)     (1,126,435)
   Transfers of death benefits                                                            (1,098)        (27,338)
   Transfers of other terminations                                                      (207,803)       (179,027)
   Interfund and net transfers to general account                                     (1,035,855)     (1,892,501)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                            (1,611,467)     (2,534,557)
                                                                                   --------------  --------------

 Total decrease in net assets                                                         (3,359,819)       (873,498)
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 12,200,488    $ 15,560,307
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     25

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Value Fund
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                            $ 433,409
     4,110,912 shares (cost $22,947,006) $ 23,843,287       Capital gains distributions                        -
                                                                                                   --------------

Liabilities                                         -                                                    433,409
                                        --------------                                             --------------
                                                        Expenses:
Net assets                               $ 23,843,287       Administrative expense                           947
                                        --------------
                                                            Mortality and expense risk                   157,861
                                                                                                   --------------

                                                                                                         158,808
                                                                                                   --------------

                                                         Net investment income                           274,601

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments            1,595,305
                                                          Change in net unrealized depreciation on
                                                           investments                                (1,804,829)
                                                                                                   --------------

                                                         Net increase in net assets resulting from
                                                         operations                                     $ 65,077
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 25,846,393    $ 18,477,916

 Net increase in net assets resulting from operations                                     65,077       2,411,678

Capital shares transactions
   Net premiums                                                                        2,344,520       2,477,744
   Transfers of policy loans                                                             160,495           3,891
   Transfers of cost of insurance                                                     (1,408,844)     (1,339,059)
   Transfers of surrenders                                                            (1,220,691)     (1,098,264)
   Transfers of death benefits                                                            (1,829)        (19,085)
   Transfers of other terminations                                                      (259,012)       (212,994)
   Interfund and net transfers (to) from general account                              (1,682,822)      5,144,566
                                                                                   --------------  --------------

Net (decrease) increase in net assets from capital share transactions                 (2,068,183)      4,956,799
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (2,003,106)      7,368,477
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 23,843,287    $ 25,846,393
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     26

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Income & Growth Fund
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 29,800
     300,236 shares (cost $1,691,716)    $ 1,843,450       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      29,800
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 1,843,450       Administrative expense                             51
                                       --------------
                                                           Mortality and expense risk                     12,065
                                                                                                   --------------

                                                                                                          12,116
                                                                                                   --------------

                                                        Net investment income                             17,684

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                48,133
                                                         Change in net unrealized depreciation on
                                                          investments                                    (16,193)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                      $ 49,624
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 1,982,303     $ 1,884,723

 Net increase in net assets resulting from operations                                     49,624         232,853

Capital shares transactions
   Net premiums                                                                          185,408         197,185
   Transfers of policy loans                                                              21,993            (311)
   Transfers of cost of insurance                                                       (141,442)       (139,534)
   Transfers of surrenders                                                              (175,159)       (109,760)
   Transfers of death benefits                                                                 -         (26,347)
   Transfers of other terminations                                                       (11,092)        (30,594)
   Interfund and net transfers to general account                                        (68,185)        (25,912)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (188,477)       (135,273)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (138,853)         97,580
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 1,843,450    $  1,982,303
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     27

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Growth Series
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 24,658
     500,190 shares (cost $10,933,281)  $ 12,284,658       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      24,658
                                       --------------                                              --------------
                                                       Expenses:
Net assets                              $ 12,284,658       Administrative expense                            588
                                       --------------
                                                           Mortality and expense risk                     71,111
                                                                                                   --------------

                                                                                                          71,699
                                                                                                   --------------

                                                        Net investment loss                              (47,041)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               593,455
                                                         Change in net unrealized depreciation on
                                                          investments                                   (677,320)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (130,906)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 12,579,470    $ 13,641,268

 Net (decrease) increase in net assets resulting from operations                        (130,906)      1,608,121

Capital shares transactions
   Net premiums                                                                        1,367,139       1,073,667
   Transfers of policy loans                                                             108,990         (27,310)
   Transfers of cost of insurance                                                       (873,554)       (812,470)
   Transfers of surrenders                                                              (740,697)       (743,411)
   Transfers of death benefits                                                            (2,677)        (45,745)
   Transfers of other terminations                                                       (86,952)       (169,497)
   Interfund and net transfers from (to) general account                                  63,845      (1,945,153)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (163,906)     (2,669,919)
                                                                                   --------------  --------------

 Total decrease in net assets                                                           (294,812)     (1,061,798)
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 12,284,658    $ 12,579,470
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     28

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Investors Trust Series
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 12,021
     61,533 shares (cost $1,145,691)     $ 1,194,365       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      12,021
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 1,194,365       Administrative expense                             19
                                       --------------
                                                           Mortality and expense risk                      8,270
                                                                                                   --------------

                                                                                                           8,289
                                                                                                   --------------

                                                        Net investment income                              3,732

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                53,086
                                                         Change in net unrealized depreciation on
                                                          investments                                    (91,957)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                     $ (35,139)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 1,421,881     $ 1,461,656

 Net (decrease) increase in net assets resulting from operations                         (35,139)        128,708

Capital shares transactions
   Net premiums                                                                          218,894          48,276
   Transfers of policy loans                                                              14,773          (9,157)
   Transfers of cost of insurance                                                       (108,192)       (125,135)
   Transfers of surrenders                                                              (171,767)       (126,691)
   Transfers of death benefits                                                                 -          (1,799)
   Transfers of other terminations                                                        (7,595)         (9,043)
   Interfund and net transfers (to) from general account                                (138,490)         55,066
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (192,377)       (168,483)
                                                                                   --------------  --------------

 Total decrease in net assets                                                           (227,516)        (39,775)
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 1,194,365    $  1,421,881
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     29

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust New Discovery Series
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                   $ -
     427,457 shares (cost $7,588,398)    $ 6,108,354       Capital gains distributions                   876,286
                                                                                                   --------------

Liabilities                                        -                                                     876,286
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 6,108,354       Administrative expense                            407
                                       --------------
                                                           Mortality and expense risk                     61,098
                                                                                                   --------------

                                                                                                          61,505
                                                                                                   --------------

                                                        Net investment income                            814,781

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments             1,699,085
                                                         Change in net unrealized depreciation on
                                                          investments                                 (3,170,341)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (656,475)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 10,670,420     $ 5,873,746

 Net (decrease) increase in net assets resulting from operations                        (656,475)      2,199,591

Capital shares transactions
   Net premiums                                                                          715,171         794,665
   Transfers of policy loans                                                              51,975         (11,882)
   Transfers of cost of insurance                                                       (458,598)       (464,425)
   Transfers of surrenders                                                              (556,349)       (456,330)
   Transfers of death benefits                                                           (13,991)        (11,540)
   Transfers of other terminations                                                       (80,669)       (111,872)
   Interfund and net transfers (to) from general account                              (3,563,130)      2,858,467
                                                                                   --------------  --------------

Net (decrease) increase in net assets from capital share transactions                 (3,905,591)      2,597,083
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (4,562,066)      4,796,674
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 6,108,354    $ 10,670,420
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     30

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Research Series
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 30,429
     176,680 shares (cost $3,013,106)    $ 3,318,049       Capital gains distributions                         -
                                                                                                  ---------------

Liabilities                                        -                                                      30,429
                                       --------------                                             ---------------
                                                       Expenses:
Net assets                               $ 3,318,049       Administrative expense                             69
                                       --------------
                                                           Mortality and expense risk                     22,256
                                                                                                  ---------------

                                                                                                          22,325
                                                                                                  ---------------

                                                        Net investment income                              8,104

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               223,324
                                                         Change in net unrealized depreciation on
                                                          investments                                   (269,639)
                                                                                                  ---------------

                                                        Net decrease in net assets resulting from
                                                        operations                                     $ (38,211)
                                                                                                  ---------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                      2011             2010

Net assets at beginning of year                                                     $ 3,623,945      $ 3,637,241

 Net (decrease) increase in net assets resulting from operations                        (38,211)         475,977

Capital shares transactions
   Net premiums                                                                         325,129          337,731
   Transfers of policy loans                                                             39,101          (27,090)
   Transfers of cost of insurance                                                      (259,589)        (262,853)
   Transfers of surrenders                                                             (243,481)        (336,631)
   Transfers of death benefits                                                           (2,515)          (6,963)
   Transfers of other terminations                                                      (21,601)         (51,270)
   Interfund and net transfers to general account                                      (104,729)        (142,197)
                                                                                  --------------  ---------------

Net decrease in net assets from capital share transactions                             (267,685)        (489,273)
                                                                                  --------------  ---------------

 Total decrease in net assets                                                          (305,896)         (13,296)
                                                                                  --------------  ---------------

Net assets at end of year                                                           $ 3,318,049     $  3,623,945
                                                                                  --------------  ---------------

           The accompanying notes are an integral part of these financial statements

                                                     31

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Total Return Series
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                               $ 5,323
     11,256 shares (cost $205,209)         $ 208,576       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                       5,323
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 208,576       Administrative expense                             19
                                       --------------
                                                           Mortality and expense risk                      1,312
                                                                                                   --------------

                                                                                                           1,331
                                                                                                   --------------

                                                        Net investment income                              3,992

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                18,796
                                                         Change in net unrealized depreciation on
                                                          investments                                    (20,922)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                       $ 1,866
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 185,995       $ 107,239

 Net increase in net assets resulting from operations                                      1,866          14,274

Capital shares transactions
   Net premiums                                                                           39,560          32,076
   Transfers of policy loans                                                                  46               -
   Transfers of cost of insurance                                                        (12,637)        (10,124)
   Transfers of surrenders                                                               (10,273)        (12,431)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                             -               -
   Interfund and net transfers from general account                                        4,019          54,961
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                                20,715          64,482
                                                                                   --------------  --------------

 Total increase in net assets                                                             22,581          78,756
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 208,576     $   185,995
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     32

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Utilities Series
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 92,227
     116,293 shares (cost $2,794,749)    $ 3,032,912       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      92,227
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 3,032,912       Administrative expense                            114
                                       --------------
                                                           Mortality and expense risk                     20,792
                                                                                                   --------------

                                                                                                          20,906
                                                                                                   --------------

                                                        Net investment income                             71,321

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               339,363
                                                         Change in net unrealized depreciation on
                                                          investments                                   (257,850)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                     $ 152,834
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 2,822,225     $ 2,504,063

 Net increase in net assets resulting from operations                                    152,834         335,101

Capital shares transactions
   Net premiums                                                                          457,942         274,351
   Transfers of policy loans                                                             377,978         173,716
   Transfers of cost of insurance                                                       (175,753)       (168,925)
   Transfers of surrenders                                                              (101,687)       (127,400)
   Transfers of death benefits                                                                 -          (5,351)
   Transfers of other terminations                                                       (42,360)        (40,604)
   Interfund and net transfers to general account                                       (458,267)       (122,726)
                                                                                   --------------  --------------

Net increase (decrease) in net assets from capital share transactions                     57,853         (16,939)
                                                                                   --------------  --------------

 Total increase in net assets                                                            210,687         318,162
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 3,032,912    $  2,822,225
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     33

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                             $ 68,134
     393,359 shares (cost $8,890,214)     $ 8,712,909       Capital gains distributions                        -
                                                                                                   --------------

Liabilities                                         -                                                     68,134
                                        --------------                                             --------------
                                                        Expenses:
Net assets                                $ 8,712,909       Administrative expense                           302
                                        --------------
                                                            Mortality and expense risk                    69,359
                                                                                                   --------------

                                                                                                          69,661
                                                                                                   --------------

                                                         Net investment loss                              (1,527)

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments               56,399
                                                          Change in net unrealized depreciation on
                                                           investments                                  (706,329)
                                                                                                   --------------

                                                         Net decrease in net assets resulting from
                                                         operations                                   $ (651,457)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 10,117,340     $ 9,374,073

 Net (decrease) increase in net assets resulting from operations                        (651,457)      1,458,006

Capital shares transactions
   Net premiums                                                                          960,465       1,091,571
   Transfers of policy loans                                                              70,519          (4,109)
   Transfers of cost of insurance                                                       (704,888)       (721,867)
   Transfers of surrenders                                                              (542,644)       (606,442)
   Transfers of death benefits                                                            (1,360)         (8,613)
   Transfers of other terminations                                                       (92,638)        (89,214)
   Interfund and net transfers to general account                                       (442,428)       (376,065)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (752,974)       (714,739)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (1,404,431)        743,267
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 8,712,909    $ 10,117,340
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     34

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                             $ 24,959
     708,028 shares (cost $10,114,333)   $ 11,229,318       Capital gains distributions                        -
                                                                                                   --------------

Liabilities                                         -                                                     24,959
                                        --------------                                             --------------
                                                        Expenses:
Net assets                               $ 11,229,318       Administrative expense                           551
                                        --------------
                                                            Mortality and expense risk                    96,037
                                                                                                   --------------

                                                                                                          96,588
                                                                                                   --------------

                                                         Net investment loss                             (71,629)

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments              604,211
                                                          Change in net unrealized depreciation on
                                                           investments                                (1,062,822)
                                                                                                   --------------

                                                         Net decrease in net assets resulting from
                                                         operations                                   $ (530,240)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 12,942,412    $ 12,081,813

 Net (decrease) increase in net assets resulting from operations                        (530,240)      2,635,912

Capital shares transactions
   Net premiums                                                                        1,136,979       1,361,698
   Transfers of policy loans                                                              86,629         (29,057)
   Transfers of cost of insurance                                                       (811,492)       (851,565)
   Transfers of surrenders                                                              (739,645)       (818,517)
   Transfers of death benefits                                                           (14,213)        (24,135)
   Transfers of other terminations                                                      (126,695)       (157,997)
   Interfund and net transfers to general account                                       (714,417)     (1,255,740)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                            (1,182,854)     (1,775,313)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (1,713,094)        860,599
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 11,229,318    $ 12,942,412
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     35

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. International Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 50,374
     621,201 shares (cost $5,044,037)    $ 4,534,768       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      50,374
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 4,534,768       Administrative expense                            306
                                       --------------
                                                           Mortality and expense risk                     42,037
                                                                                                   --------------

                                                                                                          42,343
                                                                                                   --------------

                                                        Net investment income                              8,031

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                77,669
                                                         Change in net unrealized depreciation on
                                                          investments                                   (993,655)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (907,955)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 5,778,833     $ 5,208,258

 Net (decrease) increase in net assets resulting from operations                        (907,955)      1,008,512

Capital shares transactions
   Net premiums                                                                          413,778         502,144
   Transfers of policy loans                                                              37,031          (8,564)
   Transfers of cost of insurance                                                       (305,666)       (280,461)
   Transfers of surrenders                                                              (232,538)       (258,988)
   Transfers of death benefits                                                              (760)         (6,933)
   Transfers of other terminations                                                       (45,129)        (33,185)
   Interfund and net transfers to general account                                       (202,826)       (351,950)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (336,110)       (437,937)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (1,244,065)        570,575
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 4,534,768    $  5,778,833
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     36

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. Capital Structure Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                               $ 3,270
     8,872 shares (cost $111,553)          $ 115,608       Capital gains distributions                        27
                                                                                                   --------------

Liabilities                                        -                                                       3,297
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 115,608       Administrative expense                              -
                                       --------------
                                                           Mortality and expense risk                      1,043
                                                                                                   --------------

                                                                                                           1,043
                                                                                                   --------------

                                                        Net investment income                              2,254

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                 2,832
                                                         Change in net unrealized depreciation on
                                                          investments                                     (6,106)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                      $ (1,020)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 120,003       $ 122,203

 Net (decrease) increase in net assets resulting from operations                          (1,020)         15,417

Capital shares transactions
   Net premiums                                                                           11,402          11,915
   Transfers of policy loans                                                                   -               -
   Transfers of cost of insurance                                                         (5,598)         (6,497)
   Transfers of surrenders                                                                (1,823)        (31,039)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                        (2,088)              -
   Interfund and net transfers (to) from general account                                  (5,268)          8,004
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                                (3,375)        (17,617)
                                                                                   --------------  --------------

 Total decrease in net assets                                                             (4,395)         (2,200)
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 115,608     $   120,003
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     37

Midland National Life Insurance Company
Separate Account A
Alger Fund Large Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 96,503
     210,287 shares (cost $7,808,345)    $ 9,067,565       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      96,503
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 9,067,565       Administrative expense                            362
                                       --------------
                                                           Mortality and expense risk                     79,103
                                                                                                   --------------

                                                                                                          79,465
                                                                                                   --------------

                                                        Net investment income                             17,038

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               580,901
                                                         Change in net unrealized depreciation on
                                                          investments                                   (674,488)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                     $ (76,549)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 10,117,273    $ 10,963,637

 Net (decrease) increase in net assets resulting from operations                         (76,549)      1,048,849

Capital shares transactions
   Net premiums                                                                        1,091,364       1,093,034
   Transfers of policy loans                                                              91,716          34,780
   Transfers of cost of insurance                                                       (617,812)       (696,533)
   Transfers of surrenders                                                              (508,757)       (507,091)
   Transfers of death benefits                                                              (640)        (52,069)
   Transfers of other terminations                                                      (129,949)        (99,248)
   Interfund and net transfers to general account                                       (899,081)     (1,668,086)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (973,159)     (1,895,213)
                                                                                   --------------  --------------

 Total decrease in net assets                                                         (1,049,708)       (846,364)
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 9,067,565    $ 10,117,273
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     38

Midland National Life Insurance Company
Separate Account A
Alger Fund Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 22,161
     513,859 shares (cost $5,698,145)    $ 5,991,591       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      22,161
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 5,991,591       Administrative expense                            179
                                       --------------
                                                           Mortality and expense risk                     49,116
                                                                                                   --------------

                                                                                                          49,295
                                                                                                   --------------

                                                        Net investment loss                              (27,134)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               432,634
                                                         Change in net unrealized depreciation on
                                                          investments                                 (1,006,489)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (600,989)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 6,914,381     $ 6,479,792

 Net (decrease) increase in net assets resulting from operations                        (600,989)      1,102,618

Capital shares transactions
   Net premiums                                                                          768,715         698,020
   Transfers of policy loans                                                              74,488         (29,380)
   Transfers of cost of insurance                                                       (470,245)       (457,096)
   Transfers of surrenders                                                              (329,876)       (432,018)
   Transfers of death benefits                                                            (1,501)        (49,996)
   Transfers of other terminations                                                       (81,949)        (79,038)
   Interfund and net transfers to general account                                       (281,433)       (318,521)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (321,801)       (668,029)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (922,790)        434,589
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 5,991,591    $  6,914,381
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     39

Midland National Life Insurance Company
Separate Account A
Alger Fund Capital Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 12,325
     151,210 shares (cost $7,928,052)    $ 7,855,345       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      12,325
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 7,855,345       Administrative expense                            217
                                       --------------
                                                           Mortality and expense risk                     64,615
                                                                                                   --------------

                                                                                                          64,832
                                                                                                   --------------

                                                        Net investment loss                              (52,507)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments             1,452,453
                                                         Change in net unrealized depreciation on
                                                          investments                                 (1,591,841)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (191,895)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 8,539,862     $ 8,265,722

 Net (decrease) increase in net assets resulting from operations                        (191,895)        898,321

Capital shares transactions
   Net premiums                                                                          907,244         776,413
   Transfers of policy loans                                                              91,875         (52,146)
   Transfers of cost of insurance                                                       (492,324)       (484,654)
   Transfers of surrenders                                                              (726,102)       (617,108)
   Transfers of death benefits                                                              (389)         (7,732)
   Transfers of other terminations                                                       (82,440)        (84,327)
   Interfund and net transfers to general account                                       (190,486)       (154,627)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (492,622)       (624,181)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (684,517)        274,140
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 7,855,345    $  8,539,862
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     40

Midland National Life Insurance Company
Separate Account A
Alger Fund Small Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                   $ -
     188,895 shares (cost $4,986,521)    $ 5,861,398       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                           -
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 5,861,398       Administrative expense                            112
                                       --------------
                                                           Mortality and expense risk                     48,871
                                                                                                   --------------

                                                                                                          48,983
                                                                                                   --------------

                                                        Net investment loss                              (48,983)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               230,163
                                                         Change in net unrealized depreciation on
                                                          investments                                   (404,757)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (223,577)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 6,603,653     $ 5,934,640

 Net (decrease) increase in net assets resulting from operations                        (223,577)      1,324,823

Capital shares transactions
   Net premiums                                                                          405,094         490,091
   Transfers of policy loans                                                              24,979          (2,566)
   Transfers of cost of insurance                                                       (310,407)       (325,372)
   Transfers of surrenders                                                              (253,902)       (371,173)
   Transfers of death benefits                                                              (923)         (2,347)
   Transfers of other terminations                                                       (58,828)        (55,824)
   Interfund and net transfers to general account                                       (324,691)       (388,619)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (518,678)       (655,810)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (742,255)        669,013
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 5,861,398    $  6,603,653
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     41

Midland National Life Insurance Company
Separate Account A
Invesco Variable Insurance Funds Dividend Growth Fund
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                               $ 1,330
     50,662 shares (cost $676,821)         $ 711,289       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                       1,330
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 711,289       Administrative expense                             45
                                       --------------
                                                           Mortality and expense risk                      5,674
                                                                                                   --------------

                                                                                                           5,719
                                                                                                   --------------

                                                        Net investment loss                               (4,389)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                20,959
                                                         Change in net unrealized depreciation on
                                                          investments                                    (39,341)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                     $ (22,771)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 646,910       $ 647,049

 Net (decrease) increase in net assets resulting from operations                         (22,771)         52,097

Capital shares transactions
   Net premiums                                                                           93,617          80,061
   Transfers of policy loans                                                                 742          14,615
   Transfers of cost of insurance                                                        (57,506)        (57,155)
   Transfers of surrenders                                                               (19,021)        (51,165)
   Transfers of death benefits                                                                 -          (4,643)
   Transfers of other terminations                                                        (1,887)         (4,174)
   Interfund and net transfers from (to) general account                                  71,205         (29,775)
                                                                                   --------------  --------------

Net increase (decrease) in net assets from capital share transactions                     87,150         (52,236)
                                                                                   --------------  --------------

 Total increase (decrease) in net assets                                                  64,379            (139)
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 711,289     $   646,910
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     42

Midland National Life Insurance Company
Separate Account A
Invesco Variable Insurance Funds Global Health Care Fund
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                   $ -
     79,991 shares (cost $1,225,700)     $ 1,389,446       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                           -
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 1,389,446       Administrative expense                             50
                                       --------------
                                                           Mortality and expense risk                      9,605
                                                                                                   --------------

                                                                                                           9,655
                                                                                                   --------------

                                                        Net investment loss                               (9,655)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                97,847
                                                         Change in net unrealized depreciation on
                                                          investments                                    (59,401)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                      $ 28,791
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 1,288,385     $ 1,164,469

 Net increase in net assets resulting from operations                                     28,791          53,900

Capital shares transactions
   Net premiums                                                                          120,738         140,747
   Transfers of policy loans                                                               8,161           6,863
   Transfers of cost of insurance                                                        (90,529)        (94,512)
   Transfers of surrenders                                                               (45,622)        (56,915)
   Transfers of death benefits                                                              (717)              -
   Transfers of other terminations                                                       (23,044)         (9,169)
   Interfund and net transfers from general account                                      103,283          83,002
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                                72,270          70,016
                                                                                   --------------  --------------

 Total increase in net assets                                                            101,061         123,916
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 1,389,446    $  1,288,385
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     43

Midland National Life Insurance Company
Separate Account A
Invesco Variable Insurance Funds International Growth Fund
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 76,895
     178,677 shares (cost $4,561,844)    $ 4,711,721       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      76,895
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 4,711,721       Administrative expense                            184
                                       --------------
                                                           Mortality and expense risk                     33,762
                                                                                                   --------------

                                                                                                          33,946
                                                                                                   --------------

                                                        Net investment income                             42,949

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               187,862
                                                         Change in net unrealized depreciation on
                                                          investments                                   (595,102)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (364,291)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 5,011,954     $ 4,296,126

 Net (decrease) increase in net assets resulting from operations                        (364,291)        528,879

Capital shares transactions
   Net premiums                                                                          845,780         750,643
   Transfers of policy loans                                                              30,069         (63,600)
   Transfers of cost of insurance                                                       (351,223)       (350,130)
   Transfers of surrenders                                                              (172,624)        (90,805)
   Transfers of death benefits                                                                 -          (8,477)
   Transfers of other terminations                                                       (39,132)        (46,773)
   Interfund and net transfers to general account                                       (248,812)         (3,909)
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                                64,058         186,949
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (300,233)        715,828
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 4,711,721    $  5,011,954
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     44

Midland National Life Insurance Company
Separate Account A
Van Eck Worldwide Insurance Trust Global Hard Assets Fund
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                             $ 202,493
     469,875 shares (cost $14,929,771)  $ 14,448,645       Capital gains distributions                   216,820
                                                                                                   --------------

Liabilities                                        -                                                     419,313
                                       --------------                                              --------------
                                                       Expenses:
Net assets                              $ 14,448,645       Administrative expense                            467
                                       --------------
                                                           Mortality and expense risk                    124,834
                                                                                                   --------------

                                                                                                         125,301
                                                                                                   --------------

                                                        Net investment income                            294,012

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments             1,916,982
                                                         Change in net unrealized depreciation on
                                                          investments                                 (5,317,660)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                  $ (3,106,666)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 18,167,360    $ 13,809,699

 Net (decrease) increase in net assets resulting from operations                      (3,106,666)      3,971,232

Capital shares transactions
   Net premiums                                                                        1,947,723       1,365,818
   Transfers of policy loans                                                             302,243         (16,353)
   Transfers of cost of insurance                                                       (978,000)       (810,419)
   Transfers of surrenders                                                              (975,248)       (729,069)
   Transfers of death benefits                                                                 -          (6,737)
   Transfers of other terminations                                                      (152,963)       (120,061)
   Interfund and net transfers (to) from general account                                (755,804)        703,250
                                                                                   --------------  --------------

Net (decrease) increase in net assets from capital share transactions                   (612,049)        386,429
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (3,718,715)      4,357,661
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 14,448,645    $ 18,167,360
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     45

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Total Return Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                             $ 764,853
    2,680,051 shares (cost $29,979,943) $ 29,534,163       Capital gains distributions                   398,592
                                                                                                   --------------

Liabilities                                        -                                                   1,163,445
                                       --------------                                              --------------
                                                       Expenses:
Net assets                              $ 29,534,163       Administrative expense                          1,731
                                       --------------
                                                           Mortality and expense risk                    220,496
                                                                                                   --------------

                                                                                                         222,227
                                                                                                   --------------

                                                        Net investment income                            941,218

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               332,278
                                                         Change in net unrealized depreciation on
                                                          investments                                   (423,477)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                     $ 850,019
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 26,443,080    $ 27,862,716

 Net increase in net assets resulting from operations                                    850,019       2,147,479

Capital shares transactions
   Net premiums                                                                        3,482,153       2,798,678
   Transfers of policy loans                                                           1,081,650         475,544
   Transfers of cost of insurance                                                     (1,807,716)     (1,866,739)
   Transfers of surrenders                                                            (1,697,644)     (1,352,775)
   Transfers of death benefits                                                                 -         (22,003)
   Transfers of other terminations                                                      (323,255)       (356,125)
   Interfund and net transfers from (to) general account                               1,505,876      (3,243,695)
                                                                                   --------------  --------------

Net increase (decrease) in net assets from capital share transactions                  2,241,064      (3,567,115)
                                                                                   --------------  --------------

 Total increase (decrease) in net assets                                               3,091,083      (1,419,636)
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 29,534,163    $ 26,443,080
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     46

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Low Duration Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 36,388
     209,978 shares (cost $2,138,113)    $ 2,179,575       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      36,388
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 2,179,575       Administrative expense                             14
                                       --------------
                                                           Mortality and expense risk                     12,752
                                                                                                   --------------

                                                                                                          12,766
                                                                                                   --------------

                                                        Net investment income                             23,622

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                 2,884
                                                         Change in net unrealized depreciation on
                                                          investments                                    (14,687)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                      $ 11,819
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 2,163,896     $ 2,102,392

 Net increase in net assets resulting from operations                                     11,819          97,020

Capital shares transactions
   Net premiums                                                                           93,308          97,802
   Transfers of policy loans                                                               2,997           2,573
   Transfers of cost of insurance                                                        (85,061)        (81,837)
   Transfers of surrenders                                                                (1,048)         (6,801)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                        (1,524)         (1,145)
   Interfund and net transfers to general account                                         (4,812)        (46,108)
                                                                                   --------------  --------------

Net increase (decrease) in net assets from capital share transactions                      3,860         (35,516)
                                                                                   --------------  --------------

 Total increase in net assets                                                             15,679          61,504
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 2,179,575    $  2,163,896
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     47

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust High Yield Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                             $ 318,785
     1,101,141 shares (cost $8,275,799)  $ 8,225,521       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                     318,785
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 8,225,521       Administrative expense                             74
                                       --------------
                                                           Mortality and expense risk                     35,326
                                                                                                   --------------

                                                                                                          35,400
                                                                                                   --------------

                                                        Net investment income                            283,385

                                                       Realized and change in unrealized losses
                                                       on investments
                                                         Net realized losses on investments             (485,886)
                                                         Change in net unrealized depreciation on
                                                          investments                                    (66,699)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (269,200)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 2,773,483     $ 2,388,610

 Net (decrease) increase in net assets resulting from operations                        (269,200)        568,398

Capital shares transactions
   Net premiums                                                                          467,087         482,699
   Transfers of policy loans                                                             337,200         157,692
   Transfers of cost of insurance                                                       (244,034)       (282,954)
   Transfers of surrenders                                                              (137,183)       (275,527)
   Transfers of death benefits                                                                 -          (8,266)
   Transfers of other terminations                                                       (35,109)        (79,425)
   Interfund and net transfers from (to) general account                               5,333,277        (177,744)
                                                                                   --------------  --------------

Net increase (decrease) in net assets from capital share transactions                  5,721,238        (183,525)
                                                                                   --------------  --------------

 Total increase in net assets                                                          5,452,038         384,873
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 8,225,521    $  2,773,483
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     48

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Real Return Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                             $ 125,640
     453,636 shares (cost $5,986,988)    $ 6,328,227       Capital gains distributions                   194,630
                                                                                                   --------------

Liabilities                                        -                                                     320,270
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 6,328,227       Administrative expense                            144
                                       --------------
                                                           Mortality and expense risk                     41,431
                                                                                                   --------------

                                                                                                          41,575
                                                                                                   --------------

                                                        Net investment income                            278,695

                                                       Realized and change in unrealized gains
                                                       on investments
                                                         Net realized gains on investments               224,848
                                                         Change in net unrealized appreciation on
                                                          investments                                    116,155
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                     $ 619,698
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 5,873,537     $ 5,612,147

 Net increase in net assets resulting from operations                                    619,698         403,467

Capital shares transactions
   Net premiums                                                                          336,995         356,559
   Transfers of policy loans                                                             382,160         175,502
   Transfers of cost of insurance                                                       (304,437)       (283,031)
   Transfers of surrenders                                                              (219,012)       (222,965)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                       (34,140)        (22,564)
   Interfund and net transfers to general account                                       (326,574)       (145,578)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (165,008)       (142,077)
                                                                                   --------------  --------------

 Total increase in net assets                                                            454,690         261,390
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 6,328,227    $  5,873,537
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     49

Midland National Life Insurance Company
Separate Account A
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 24,299
     253,370 shares (cost $2,512,586)    $ 2,888,421       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      24,299
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 2,888,421       Administrative expense                            142
                                       --------------
                                                           Mortality and expense risk                     23,323
                                                                                                   --------------

                                                                                                          23,465
                                                                                                   --------------

                                                        Net investment income                                834

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               311,983
                                                         Change in net unrealized depreciation on
                                                          investments                                   (362,557)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                     $ (49,740)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 2,766,214     $ 2,556,517

 Net (decrease) increase in net assets resulting from operations                         (49,740)        623,826

Capital shares transactions
   Net premiums                                                                          358,734         279,235
   Transfers of policy loans                                                               8,231              53
   Transfers of cost of insurance                                                       (150,847)       (141,624)
   Transfers of surrenders                                                               (90,022)        (52,427)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                       (21,816)        (25,573)
   Interfund and net transfers from (to) general account                                  67,667        (473,793)
                                                                                   --------------  --------------

Net increase (decrease) in net assets from capital share transactions                    171,947        (414,129)
                                                                                   --------------  --------------

 Total increase in net assets                                                            122,207         209,697
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 2,888,421    $  2,766,214
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     50

Midland National Life Insurance Company
Separate Account A
Goldman Sachs Variable Insurance Trust Large Cap Value Fund
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 40,627
     328,775 shares (cost $3,086,933)    $ 3,087,201       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      40,627
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 3,087,201       Administrative expense                            154
                                       --------------
                                                           Mortality and expense risk                     23,142
                                                                                                   --------------

                                                                                                          23,296
                                                                                                   --------------

                                                        Net investment income                             17,331

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               177,459
                                                         Change in net unrealized depreciation on
                                                          investments                                   (419,456)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (224,666)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 3,764,457     $ 4,169,697

 Net (decrease) increase in net assets resulting from operations                        (224,666)        279,903

Capital shares transactions
   Net premiums                                                                          562,812         704,404
   Transfers of policy loans                                                              17,129           4,310
   Transfers of cost of insurance                                                       (255,745)       (315,525)
   Transfers of surrenders                                                              (119,135)       (161,483)
   Transfers of death benefits                                                              (582)        (11,947)
   Transfers of other terminations                                                       (37,667)        (46,273)
   Interfund and net transfers to general account                                       (619,402)       (858,629)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (452,590)       (685,143)
                                                                                   --------------  --------------

 Total decrease in net assets                                                           (677,256)       (405,240)
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 3,087,201    $  3,764,457
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     51

Midland National Life Insurance Company
Separate Account A
Neuberger Berman Advisors Management Trust Regency Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                 $ 897
     9,074 shares (cost $128,252)          $ 129,392       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                         897
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 129,392       Administrative expense                              7
                                       --------------
                                                           Mortality and expense risk                        994
                                                                                                   --------------

                                                                                                           1,001
                                                                                                   --------------

                                                        Net investment loss                                 (104)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                21,845
                                                         Change in net unrealized depreciation on
                                                          investments                                    (30,451)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                      $ (8,710)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 223,342        $ 92,288

 Net (decrease) increase in net assets resulting from operations                          (8,710)         36,286

Capital shares transactions
   Net premiums                                                                           42,162          12,625
   Transfers of policy loans                                                               1,557            (718)
   Transfers of cost of insurance                                                         (9,998)        (14,853)
   Transfers of surrenders                                                                (1,698)        (17,482)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                           (35)              -
   Interfund and net transfers (to) from general account                                (117,228)        115,196
                                                                                   --------------  --------------

Net (decrease) increase in net assets from capital share transactions                    (85,240)         94,768
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                 (93,950)        131,054
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 129,392     $   223,342
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     52

Midland National Life Insurance Company
Separate Account A
Premier VIT NACM Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                   $ -
     0 shares (cost $0)                          $ -       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                           -
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                       $ -       Administrative expense                              -
                                       --------------
                                                           Mortality and expense risk                          -
                                                                                                   --------------

                                                                                                               -
                                                                                                   --------------

                                                        Net investment income                                  -

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                     -
                                                         Change in net unrealized appreciation on
                                                          investments                                          -
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                           $ -
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                              $ -       $ 314,436

 Net increase in net assets resulting from operations                                          -          46,506

Capital shares transactions
   Net premiums                                                                                -          21,403
   Transfers of policy loans                                                                   -           1,240
   Transfers of cost of insurance                                                              -          (5,604)
   Transfers of surrenders                                                                     -          (2,758)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                             -               5
   Interfund and net transfers to general account                                              -        (375,228)
                                                                                   --------------  --------------

Net increase (decrease) in net assets from capital share transactions                          -        (360,942)
                                                                                   --------------  --------------

 Total increase (decrease) in net assets                                                       -        (314,436)
                                                                                   --------------  --------------

Net assets at end of year                                                                    $ -       $       -
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     53

Midland National Life Insurance Company
Separate Account A
ProFunds VP Japan
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                   $ -
     4,438 shares (cost $55,533)            $ 46,026       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                           -
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                  $ 46,026       Administrative expense                              3
                                       --------------
                                                           Mortality and expense risk                        350
                                                                                                   --------------

                                                                                                             353
                                                                                                   --------------

                                                        Net investment loss                                 (353)

                                                       Realized and change in unrealized losses
                                                       on investments
                                                         Net realized losses on investments               (8,140)
                                                         Change in net unrealized depreciation on
                                                          investments                                     (8,765)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                     $ (17,258)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                         $ 80,823        $ 52,902

 Net decrease in net assets resulting from operations                                    (17,258)        (11,625)

Capital shares transactions
   Net premiums                                                                            6,413          24,817
   Transfers of policy loans                                                                 150              63
   Transfers of cost of insurance                                                         (6,179)         (7,779)
   Transfers of surrenders                                                                     -          (2,939)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                          (521)            (73)
   Interfund and net transfers (to) from general account                                 (17,402)         25,457
                                                                                   --------------  --------------

Net (decrease) increase in net assets from capital share transactions                    (17,539)         39,546
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                 (34,797)         27,921
                                                                                   --------------  --------------

Net assets at end of year                                                               $ 46,026     $    80,823
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     54

Midland National Life Insurance Company
Separate Account A
ProFunds VP Oil & Gas
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                               $ 2,233
     35,771 shares (cost $1,608,660)     $ 1,698,396       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                       2,233
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 1,698,396       Administrative expense                             25
                                       --------------
                                                           Mortality and expense risk                     13,229
                                                                                                   --------------

                                                                                                          13,254
                                                                                                   --------------

                                                        Net investment loss                              (11,021)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               126,153
                                                         Change in net unrealized depreciation on
                                                          investments                                   (129,710)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                     $ (14,578)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 1,441,372     $ 1,532,031

 Net (decrease) increase in net assets resulting from operations                         (14,578)        195,061

Capital shares transactions
   Net premiums                                                                          285,392         281,172
   Transfers of policy loans                                                               7,096           5,088
   Transfers of cost of insurance                                                       (104,952)        (91,883)
   Transfers of surrenders                                                               (96,575)        (33,654)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                       (25,951)         (5,125)
   Interfund and net transfers from (to) general account                                 206,592        (441,318)
                                                                                   --------------  --------------

Net increase (decrease) in net assets from capital share transactions                    271,602        (285,720)
                                                                                   --------------  --------------

 Total increase (decrease) in net assets                                                 257,024         (90,659)
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 1,698,396    $  1,441,372
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     55

Midland National Life Insurance Company
Separate Account A
ProFunds VP Small-Cap
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                   $ -
     24,047 shares (cost $650,049)         $ 629,555       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                           -
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 629,555       Administrative expense                             21
                                       --------------
                                                           Mortality and expense risk                      6,450
                                                                                                   --------------

                                                                                                           6,471
                                                                                                   --------------

                                                        Net investment loss                               (6,471)

                                                       Realized and change in unrealized losses
                                                       on investments
                                                         Net realized losses on investments             (289,887)
                                                         Change in net unrealized depreciation on
                                                          investments                                   (211,752)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (508,110)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 1,243,578       $ 221,592

 Net (decrease) increase in net assets resulting from operations                        (508,110)        189,640

Capital shares transactions
   Net premiums                                                                          220,627         111,201
   Transfers of policy loans                                                               5,589           1,018
   Transfers of cost of insurance                                                        (67,312)        (46,645)
   Transfers of surrenders                                                               (17,746)        (31,975)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                        (7,834)         (6,435)
   Interfund and net transfers (to) from general account                                (239,237)        805,182
                                                                                   --------------  --------------

Net (decrease) increase in net assets from capital share transactions                   (105,913)        832,346
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (614,023)      1,021,986
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 629,555    $  1,243,578
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     56

Midland National Life Insurance Company
Separate Account A
ProFunds VP Ultra Mid-Cap
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                   $ -
     26,501 shares (cost $651,661)         $ 628,858       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                           -
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 628,858       Administrative expense                             10
                                       --------------
                                                           Mortality and expense risk                      5,339
                                                                                                   --------------

                                                                                                           5,349
                                                                                                   --------------

                                                        Net investment loss                               (5,349)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                44,404
                                                         Change in net unrealized depreciation on
                                                          investments                                   (147,448)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (108,393)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 618,076       $ 172,244

 Net (decrease) increase in net assets resulting from operations                        (108,393)        135,788

Capital shares transactions
   Net premiums                                                                           99,106          17,707
   Transfers of policy loans                                                               2,441            (642)
   Transfers of cost of insurance                                                        (49,870)        (35,644)
   Transfers of surrenders                                                                (4,569)        (10,123)
   Transfers of death benefits                                                                 -          (3,547)
   Transfers of other terminations                                                       (14,621)         (4,321)
   Interfund and net transfers from general account                                       86,688         346,614
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                               119,175         310,044
                                                                                   --------------  --------------

 Total increase in net assets                                                             10,782         445,832
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 628,858     $   618,076
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     57

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Balanced
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 15,235
     34,946 shares (cost $595,886)         $ 660,479       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      15,235
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 660,479       Administrative expense                             10
                                       --------------
                                                           Mortality and expense risk                      3,200
                                                                                                   --------------

                                                                                                           3,210
                                                                                                   --------------

                                                        Net investment income                             12,025

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                 9,567
                                                         Change in net unrealized depreciation on
                                                          investments                                     (3,496)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                      $ 18,096
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 506,439       $ 408,802

 Net increase in net assets resulting from operations                                     18,096          47,818

Capital shares transactions
   Net premiums                                                                           42,402          50,523
   Transfers of policy loans                                                                 994              79
   Transfers of cost of insurance                                                        (32,818)        (26,024)
   Transfers of surrenders                                                                (7,103)        (21,560)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                        (1,187)         (7,394)
   Interfund and net transfers from general account                                      133,656          54,195
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                               135,944          49,819
                                                                                   --------------  --------------

 Total increase in net assets                                                            154,040          97,637
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 660,479     $   506,439
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     58

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Total Bond Market Index
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                               $ 7,769
     43,560 shares (cost $530,347)         $ 541,451       Capital gains distributions                     2,110
                                                                                                   --------------

Liabilities                                        -                                                       9,879
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 541,451       Administrative expense                             26
                                       --------------
                                                           Mortality and expense risk                      1,457
                                                                                                   --------------
                                                                                                           1,483
                                                                                                   --------------

                                                        Net investment income                              8,396

                                                       Realized and change in unrealized gains
                                                       on investments
                                                         Net realized gains on investments                 2,747
                                                         Change in net unrealized appreciation on
                                                          investments                                      8,049
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                      $ 19,192
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 192,136       $ 145,893

 Net increase in net assets resulting from operations                                     19,192           7,671

Capital shares transactions
   Net premiums                                                                           70,026          55,371
   Transfers of policy loans                                                               1,940            (238)
   Transfers of cost of insurance                                                        (20,798)        (14,338)
   Transfers of surrenders                                                                (3,395)         (3,441)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                        (2,452)              -
   Interfund and net transfers from general account                                      284,802           1,218
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                               330,123          38,572
                                                                                   --------------  --------------

 Total increase in net assets                                                            349,315          46,243
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 541,451     $   192,136
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     59

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds High Yield Bond
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 19,315
     41,432 shares (cost $298,997)         $ 319,854       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      19,315
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 319,854       Administrative expense                             42
                                       --------------
                                                           Mortality and expense risk                      1,756
                                                                                                   --------------

                                                                                                           1,798
                                                                                                   --------------

                                                        Net investment income                             17,517

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                 5,285
                                                         Change in net unrealized depreciation on
                                                          investments                                     (5,606)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                      $ 17,196
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 263,774       $ 233,944

 Net increase in net assets resulting from operations                                     17,196          24,331

Capital shares transactions
   Net premiums                                                                           51,442          33,041
   Transfers of policy loans                                                                 941             569
   Transfers of cost of insurance                                                        (19,603)        (17,521)
   Transfers of surrenders                                                                (2,957)              -
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                        (6,868)            (37)
   Interfund and net transfers from (to) general account                                  15,929         (10,553)
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                                38,884           5,499
                                                                                   --------------  --------------

 Total increase in net assets                                                             56,080          29,830
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 319,854     $   263,774
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     60

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds International
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                             $ 124,873
     522,886 shares (cost $8,396,917)    $ 8,146,570       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                     124,873
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 8,146,570       Administrative expense                          1,612
                                       --------------
                                                           Mortality and expense risk                     49,756
                                                                                                   --------------

                                                                                                          51,368
                                                                                                   --------------

                                                        Net investment income                             73,505

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               348,455
                                                         Change in net unrealized depreciation on
                                                          investments                                 (1,744,828)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                  $ (1,322,868)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 7,609,345     $ 3,339,477

 Net (decrease) increase in net assets resulting from operations                      (1,322,868)      1,026,162

Capital shares transactions
   Net premiums                                                                        1,502,314         724,094
   Transfers of policy loans                                                              48,854          (9,362)
   Transfers of cost of insurance                                                       (538,414)       (338,628)
   Transfers of surrenders                                                              (358,106)       (184,380)
   Transfers of death benefits                                                                 -          (9,324)
   Transfers of other terminations                                                       (57,192)        (45,109)
   Interfund and net transfers from general account                                    1,262,637       3,106,415
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                             1,860,093       3,243,706
                                                                                   --------------  --------------

 Total increase in net assets                                                            537,225       4,269,868
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 8,146,570    $  7,609,345
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     61

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Mid-Cap Index
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 57,507
     444,671 shares (cost $5,829,403)    $ 6,443,284       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      57,507
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 6,443,284       Administrative expense                            246
                                       --------------
                                                           Mortality and expense risk                     37,030
                                                                                                   --------------

                                                                                                          37,276
                                                                                                   --------------

                                                        Net investment income                             20,231

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               337,198
                                                         Change in net unrealized depreciation on
                                                          investments                                   (584,235)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (226,806)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 5,470,921     $ 1,933,730

 Net (decrease) increase in net assets resulting from operations                        (226,806)        980,703

Capital shares transactions
   Net premiums                                                                        1,114,875         488,121
   Transfers of policy loans                                                              30,386           6,143
   Transfers of cost of insurance                                                       (389,995)       (235,344)
   Transfers of surrenders                                                              (261,699)        (84,219)
   Transfers of death benefits                                                                 -          (7,489)
   Transfers of other terminations                                                       (40,799)        (36,123)
   Interfund and net transfers from general account                                      746,401       2,425,399
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                             1,199,169       2,556,488
                                                                                   --------------  --------------

 Total increase in net assets                                                            972,363       3,537,191
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 6,443,284    $  5,470,921
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     62

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds REIT Index
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 20,549
     132,579 shares (cost $1,378,978)    $ 1,445,112       Capital gains distributions                    14,439
                                                                                                   --------------

Liabilities                                        -                                                      34,988
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 1,445,112       Administrative expense                             44
                                       --------------
                                                           Mortality and expense risk                      9,350
                                                                                                   --------------

                                                                                                           9,394
                                                                                                   --------------

                                                        Net investment income                             25,594

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               174,054
                                                         Change in net unrealized depreciation on
                                                          investments                                   (116,152)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                      $ 83,496
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 1,135,310       $ 416,328

 Net increase in net assets resulting from operations                                     83,496         199,726

Capital shares transactions
   Net premiums                                                                          251,876         121,957
   Transfers of policy loans                                                             302,561         150,509
   Transfers of cost of insurance                                                        (80,444)        (47,971)
   Transfers of surrenders                                                                (5,102)        (35,228)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                        (5,456)           (788)
   Interfund and net transfers (to) from general account                                (237,129)        330,777
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                               226,306         519,256
                                                                                   --------------  --------------

 Total increase in net assets                                                            309,802         718,982
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 1,445,112    $  1,135,310
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     63

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Small Company Growth
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                               $ 8,063
     236,716 shares (cost $3,504,079)    $ 4,234,844       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                       8,063
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 4,234,844       Administrative expense                            217
                                       --------------
                                                           Mortality and expense risk                     26,067
                                                                                                   --------------

                                                                                                          26,284
                                                                                                   --------------

                                                        Net investment loss                              (18,221)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               435,457
                                                         Change in net unrealized depreciation on
                                                          investments                                   (382,679)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                      $ 34,557
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 4,044,446     $ 2,176,091

 Net increase in net assets resulting from operations                                     34,557         863,302

Capital shares transactions
   Net premiums                                                                          732,899         437,305
   Transfers of policy loans                                                              20,609           5,089
   Transfers of cost of insurance                                                       (272,950)       (197,010)
   Transfers of surrenders                                                              (107,710)        (55,281)
   Transfers of death benefits                                                           (14,499)         (7,487)
   Transfers of other terminations                                                       (32,661)        (22,946)
   Interfund and net transfers (to) from general account                                (169,847)        845,383
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                               155,841       1,005,053
                                                                                   --------------  --------------

 Total increase in net assets                                                            190,398       1,868,355
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 4,234,844    $  4,044,446
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     64

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Short Term Investment Grade
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 27,107
     229,480 shares (cost $2,457,629)    $ 2,457,729       Capital gains distributions                     7,692
                                                                                                   --------------

Liabilities                                        -                                                      34,799
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 2,457,729       Administrative expense                              5
                                       --------------
                                                           Mortality and expense risk                     12,649
                                                                                                   --------------

                                                                                                          12,654
                                                                                                   --------------

                                                        Net investment income                             22,145

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                18,517
                                                         Change in net unrealized depreciation on
                                                          investments                                    (34,058)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                       $ 6,604
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 842,532       $ 670,277

 Net increase in net assets resulting from operations                                      6,604          34,614

Capital shares transactions
   Net premiums                                                                           40,669          95,927
   Transfers of policy loans                                                              16,121          (1,542)
   Transfers of cost of insurance                                                        (64,792)        (40,713)
   Transfers of surrenders                                                               (15,497)        (38,678)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                      (700,284)         (1,900)
   Interfund and net transfers from general account                                    2,332,376         124,547
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                             1,608,593         137,641
                                                                                   --------------  --------------

 Total increase in net assets                                                          1,615,197         172,255
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 2,457,729     $   842,532
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     65

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Total Stock Market Index
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                               $ 5,403
     19,219 shares (cost $423,603)         $ 454,151       Capital gains distributions                    11,601
                                                                                                   --------------

Liabilities                                        -                                                      17,004
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 454,151       Administrative expense                            134
                                       --------------
                                                           Mortality and expense risk                      2,317
                                                                                                   --------------

                                                                                                           2,451
                                                                                                   --------------

                                                        Net investment income                             14,553

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                19,820
                                                         Change in net unrealized depreciation on
                                                          investments                                    (35,623)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                      $ (1,250)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 368,603       $ 412,374

 Net (decrease) increase in net assets resulting from operations                          (1,250)         48,587

Capital shares transactions
   Net premiums                                                                           81,712          41,189
   Transfers of policy loans                                                               3,679           2,034
   Transfers of cost of insurance                                                        (40,390)        (38,379)
   Transfers of surrenders                                                                     -             (77)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                        (1,602)         (2,748)
   Interfund and net transfers from (to) general account                                  43,399         (94,377)
                                                                                   --------------  --------------

Net increase (decrease) in net assets from capital share transactions                     86,798         (92,358)
                                                                                   --------------  --------------

 Total increase (decrease) in net assets                                                  85,548         (43,771)
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 454,151     $   368,603
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     66

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements
------------------------------------------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account A ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company
        Act of 1940 as amended, is a segregated investment account of Midland
        National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa insurance laws. The assets and liabilities of the
        Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund variable universal life insurance policies of the Company. The
        Separate Account consists of twelve insurance products, each with different characteristics. The dates in which products were introduced result in different product groups. Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity
        Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance
        Products Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund
        III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"),
        MFS Variable Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc.
        ("LAC"), Alger Fund ("FAM"), Invesco Variable Insurance Funds ("INV"),
        Van Eck Worldwide Insurance Trust ("Van Eck"), PIMCO Variable Insurance
        Trust ("PIMCO"), Goldman Sachs Variable Insurance Trust ("Goldman"),
        Neuberger Berman Advisors Management Trust ("Neuberger"), Premier VIT
        ("Premier"), ProFunds VP ("PF") and Vanguard Variable Insurance Funds
        ("Vanguard"), (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of
        1940, as directed by participants. All portfolios have been in existence for more than two years.

        Effective July 17, 2009, the PIMCO Stocks Plus Growth and Income Fund
        was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the PIMCO Variable Insurance Trust. All
        policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective November 20, 2009, the PIMCO Small Cap Stocks Plus Total
        Return Fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the PIMCO Variable Insurance Trust.
        All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 8, 2009, the Van Eck Worldwide Real Estate Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Van Eck Worldwide Insurance Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective January 6, 2010, the Goldman Growth & Income Fund was renamed the Goldman Large Cap Value Fund.

        Effective April 16, 2010, the Premier VIT NACM Small Cap Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Premier VIT. All policyowners were given the opportunity to transfer any values in this fund to any other option(s)
        of their choice without incurring a transfer charge. Transfer or premium payments not redirected by March 11, 2010 were transferred to the
        Fidelity VIPF Money Market Portfolio.

        Effective May 1, 2010, several funds had name changes. The LAC American
        Value Portfolio was renamed the LAC Capital Structure Portfolio, the LAC
        International Portfolio was renamed the LAC International Opportunities
        Portfolio, and the Van Eck Worldwide Hard Assets Fund was renamed the
        Van Eck Global Hard Assets Fund.

        Effective May 1, 2010, the AIM Variable Insurance Funds were renamed the
        Invesco Variable Insurance Funds and the Alger American Funds were renamed the Alger Funds.

        Effective May 2, 2011, the INV Financial Services Fund was renamed the
        INV Dividend Growth Fund.

        Investments in shares of the Funds are valued at the net asset values
        (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.

        Current accounting standards define fair value as an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        The Company does not hold any Level 2 securities in the Separate
        Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.

       In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

       At December 31, 2011, the Company's investments were classified as follows:

                                        Quoted prices      Significant
                                          in active           other           Significant
                                         markets for        observable        unobservable
                                      identical assets        inputs             inputs
                                          (Level 1)         (Level 2)          (Level 3)            Total
Assets
Mutual funds                           $ 439,194,440           $ -                $ -         $ 439,194,440

        It is the Company's policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels for the year ended December 31, 2011.

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable life policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

        Use of Estimates
        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Subsequent Events
        The Company evaluated subsequent events through April 24, 2012, the date the financial statements were available to be issued. There were no subsequent event transactions that required disclosure in the financial statements.

2.      Expenses and Related Party Transactions

        The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account's prospectus.

       o      A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the
              Separate Account.

       o      A mortality and expense risk fee is charged in return for the
              Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

       o      A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

       o      A sales and premium tax charge is deducted from each premium payment made prior to deposit into the Separate Account. Total deductions from gross contract premiums received by the Company were $2,865,990 and $3,283,360 in 2011 and 2010, respectively.

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2011 and 2010, were as follows:

                                                      2011                           2010
                                            -----------------------------  ------------------------------
Portfolio                                    Purchases         Sales         Purchases         Sales

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                   $ 45,310,839    $ 45,953,826    $ 14,348,227    $ 15,243,258
   High Income Portfolio                       1,931,034       1,575,289       1,688,965       3,608,039
   Equity-Income Portfolio                     2,557,755       4,253,682       1,778,222       3,653,108
   Growth Portfolio                           30,355,911      37,656,146      40,206,453      43,163,817
   Overseas Portfolio                          8,298,842       8,557,209       8,974,744      11,151,743
   Mid Cap Portfolio                           5,279,115       7,443,358      10,259,146      11,896,275
   Freedom Income Portfolio                        8,629          63,246          72,061          20,808
   Freedom 2010 Portfolio                            846           9,249          11,493          51,717
   Freedom 2015 Portfolio                         16,280          15,837          21,791             442
   Freedom 2020 Portfolio                        102,740          13,431          44,649          14,658
   Freedom 2025 Portfolio                         16,336          10,461          21,975           7,463
   Freedom 2030 Portfolio                         63,914          44,025          31,256          10,681
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                     1,147,224       1,519,490       1,672,813       2,450,371
   Investment Grade Bond Portfolio             2,837,367       2,673,261       4,260,830       4,651,967
   Index 500 Portfolio                         7,390,590       9,043,697      14,504,946      17,075,453
   Contrafund Portfolio                        4,611,317       8,502,171       5,356,231       9,237,777
   Asset Manager: Growth Portfolio               952,652       1,019,327       1,073,103       1,587,834
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                          1,193,510       1,539,346       1,449,326       2,041,409
   Growth & Income Portfolio                   1,054,137       1,442,562       1,501,054       2,216,601
   Growth Opportunities Portfolio                649,913       1,384,224       1,112,413       1,704,426
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                 570,143         740,006         861,939       1,028,401
   Capital Appreciation Fund                   9,528,328      12,732,080      18,541,361      16,540,135
   International Fund                          1,741,419       3,254,912       2,742,934       5,029,353
   Value Fund                                  9,701,042      11,494,624       8,490,511       3,230,133
   Income & Growth Fund                          341,806         512,598         915,330       1,035,787
MFS Variable Insurance Trust
   Growth Series                               2,777,373       2,988,320       5,343,525       8,078,611
   Investors Trust Series                        441,029         527,549         920,155       1,183,942
   New Discovery Series                       10,681,120      13,771,930      13,193,563      10,657,624
   Research Series                             1,065,875       1,325,456         980,314       1,464,054
   Total Return Series                           132,995         108,288          98,924          31,683
   Utilities Series                            1,615,437       1,451,327       1,470,033       1,461,646
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio                 2,024,862       2,779,363       2,102,968       2,842,112
   Mid-Cap Value Portfolio                     2,065,979       3,320,463       1,645,796       3,477,981
   International Opportunities Portfolio       1,061,568       1,389,647       1,454,274       1,895,239
   Capital Structure Portfolio                    22,777          23,898          50,066          65,719
Alger Fund
   Large Cap Growth Portfolio                  1,867,787       2,657,206       1,895,020       3,964,501
   Mid Cap Growth Portfolio                    1,747,572       2,096,507       1,489,781       2,211,150
   Capital Appreciation Portfolio              5,718,867       6,263,997       2,823,667       3,484,339
   Small Cap Growth Portfolio                    587,089       1,154,750       1,398,372       2,103,367
Invesco Variable Insurance Funds
   Dividend Growth Fund                          204,973         122,213         304,219         361,258
   Global Health Care Fund                       503,980         441,365         445,501         385,218
   International Growth Fund                   1,355,608       1,148,368       1,923,338       1,764,576
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                     7,007,132       7,006,568       4,949,940       4,943,903
PIMCO Variable Insurance Trust
   Total Return Portfolio                     19,871,022      16,326,039      24,335,948      27,038,432
   Low Duration Portfolio                        120,413          92,932         166,898         173,548
   High Yield Portfolio                       20,269,977      14,221,339      12,273,152      12,179,238
   Real Return Portfolio                       2,744,381       2,630,694       2,927,083       2,975,205
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund            1,353,833       1,151,028       1,064,533       1,517,676
   Large Cap Value Fund                          901,863       1,293,451       1,696,722       2,426,600
Neuberger Berman Advisors
Management Trust
   Regency Portfolio                             209,461         269,565         489,983         420,304
Premier VIT
   NACM Small Cap Portfolio                            -               -          47,450         408,942
Profunds VP
   Japan                                          46,079          63,971         243,013         203,956
   Oil & Gas                                   1,058,249         778,580       1,106,109       1,415,832
   Small-Cap                                   3,885,219       3,955,609       1,693,430         907,054
   Ultra Mid-Cap                               1,246,980       1,110,695       1,168,135         883,651
Vanguard Variable Insurance Funds
   Balanced                                      231,141          83,172         146,516          85,405
   Total Bond Market Index                       484,651         146,132         128,841          85,264
   High Yield Bond                               195,250         130,780         180,865         171,527
   International                               3,782,046       1,646,645       5,403,689       2,336,898
   Mid-Cap Index                               3,821,113       2,435,094       4,443,379       2,053,583
   REIT Index                                  1,238,262         953,803       1,498,185         998,539
   Small Company Growth                        1,757,027       1,541,428       2,262,837       1,346,662
   Short Term Investment Grade                 1,976,884         346,146         599,161         447,104
   Total Stock Market Index                      209,830         108,478         241,587         319,613
                                            -------------   -------------  --------------   -------------
                                            $241,947,393    $ 259,316,853  $ 244,548,745    $ 265,423,612
                                            -------------   -------------  --------------   -------------

4.       Summary of Changes from Unit Transactions

         Transactions in units for the years ended December 31, 2011 and 2010, were as follows:

                                                             2011                                     2010
                                           ---------------------------------------  --------------------------------------
                                                                     Net Increase/                            Net Increase/
Portfolio                                   Purchases      Sales      (Decrease)    Purchases       Sales     (Decrease)

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                    3,713,302    3,732,499       (19,197)   1,420,182     1,464,573      (44,391)
   High Income Portfolio                       122,924      126,107        (3,183)     139,864       298,799     (158,935)
   Equity-Income Portfolio                     302,333      338,808       (36,475)     222,380       311,263      (88,883)
   Growth Portfolio                          1,185,202    1,616,256      (431,054)   3,976,593     4,015,309      (38,716)
   Overseas Portfolio                          810,682      832,975       (22,293)     967,631     1,069,887     (102,256)
   Mid Cap Portfolio                           504,474      486,421        18,053      798,632       779,972       18,660
   Freedom Income Portfolio                        859        5,823        (4,964)       6,691         2,201        4,490
   Freedom 2010 Portfolio                           76          863          (787)       1,357         5,667       (4,310)
   Freedom 2015 Portfolio                        1,563        1,534            29        2,298            44        2,254
   Freedom 2020 Portfolio                       10,194        1,378         8,816        5,499         2,284        3,215
   Freedom 2025 Portfolio                        1,797        1,226           571        3,379         1,733        1,646
   Freedom 2030 Portfolio                        6,430        4,668         1,762        4,316         2,248        2,068
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                      65,504       84,988       (19,484)      60,881        86,158      (25,277)
   Investment Grade Bond Portfolio             197,521      194,099         3,422      226,540       257,762      (31,222)
   Index 500 Portfolio                       1,060,844    1,144,286       (83,442)   1,597,609     1,734,052     (136,443)
   Contrafund Portfolio                        647,258      652,350        (5,092)     790,049       777,851       12,198
   Asset Manager: Growth Portfolio              67,227       77,450       (10,223)      74,284        89,525      (15,241)
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                           96,895      110,291       (13,396)      75,550        99,142      (23,592)
   Growth & Income Portfolio                   157,806      168,159       (10,353)     194,225       213,349      (19,124)
   Growth Opportunities Portfolio              146,650      210,813       (64,163)     235,628       278,093      (42,465)
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                62,690       61,629         1,061       45,675        51,542       (5,867)
   Capital Appreciation Fund                   598,231      741,823      (143,592)   1,028,160       821,273      206,887
   International Fund                          340,984      402,475       (61,491)     493,477       585,979      (92,502)
   Value Fund                                  818,588      808,840         9,748      658,228       324,133      334,095
   Income & Growth Fund                         43,755       53,813       (10,058)      63,427        65,660       (2,233)
MFS Variable Insurance Trust
   Growth Series                               488,825      462,535        26,290      795,373       873,695      (78,322)
   Investors Trust Series                       39,613       50,059       (10,446)      36,662        47,637      (10,975)
   New Discovery Series                        501,423      620,942      (119,519)     949,749       784,986      164,763
   Research Series                             128,447      124,281         4,166      102,996       127,804      (24,808)
   Total Return Series                          13,150       11,492         1,658       17,827        10,669        7,158
   Utilities Series                            148,832      143,717         5,115      152,134       152,455         (321)
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio                 287,705      252,031        35,674      187,905       205,721      (17,816)
   Mid-Cap Value Portfolio                     267,028      222,494        44,534      184,340       233,944      (49,604)
   International Opportunities Portfolio       100,082      121,133       (21,051)     151,512       180,754      (29,242)
   Capital Structure Portfolio                   1,676        2,120          (444)       7,301         9,433       (2,132)
Alger Fund
   Large Cap Growth Portfolio                  355,321      483,831      (128,510)     382,565       657,170     (274,605)
   Mid Cap Growth Portfolio                    265,924      265,484           440      197,229       251,542      (54,313)
   Capital Appreciation Portfolio              668,092      731,805       (63,713)     398,252       480,204      (81,952)
   Small Cap Growth Portfolio                  107,559      155,744       (48,185)     105,028       178,098      (73,070)
Invesco Variable Insurance Funds
   Dividend Growth Fund                         40,991       26,277        14,714       69,285        79,529      (10,244)
   Global Health Care Fund                      46,793       39,035         7,758       52,931        45,341        7,590
   International Growth Fund                   252,846      245,869         6,977      316,787       296,000       20,787
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                     451,035      350,113       100,922      337,928       233,026      104,902
PIMCO Variable Insurance Trust
   Total Return Portfolio                    1,612,151    1,436,890       175,261    2,170,613     2,339,229     (168,616)
   Low Duration Portfolio                        8,441        8,116           325       10,747        13,724       (2,977)
   High Yield Portfolio                      1,294,387      955,844       338,543    1,146,540     1,133,975       12,565
   Real Return Portfolio                       181,376      189,630        (8,254)     131,543       140,115       (8,572)
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund            197,981      189,067         8,914      152,723       214,637      (61,914)
   Large Cap Value Fund                        185,755      241,373       (55,618)     288,857       399,228     (110,371)
Neuberger Berman Advisors Management Trust
   Regency Portfolio                             3,124       11,369        (8,245)      24,894        14,292       10,602
Premier VIT
   NACM Small Cap Portfolio                          -            -             -        6,620        52,147      (45,527)
Profunds VP
   Japan                                         9,509       14,273        (4,764)      50,446        44,335        6,111
   Oil & Gas                                   127,856       99,085        28,771      115,625       139,432      (23,807)
   Small-Cap                                   429,129      498,008       (68,879)     164,034        54,395      109,639
   Ultra Mid-Cap                               206,639      191,254        15,385      238,952       186,357       52,595
Vanguard Variable Insurance Funds
   Balanced                                     21,522        8,686        12,836       16,087        10,804        5,283
   Total Bond Market Index                      40,635       13,373        27,262       13,353        10,169        3,184
   High Yield Bond                              11,695        8,580         3,115       12,898        12,641          257
   International                               571,870      365,759       206,111      700,355       281,595      418,760
   Mid-Cap Index                               381,478      270,251       111,227      477,235       177,547      299,688
   REIT Index                                  108,454       86,919        21,535      138,055        74,863       63,192
   Small Company Growth                        188,785      175,370        13,415      261,835       162,855       98,980
   Short Term Investment Grade                 247,934      106,030       141,904       71,458        58,901       12,557
   Total Stock Market Index                     21,080       12,498         8,582       28,650        40,279      (11,629)
                                           ------------ ------------ -------------  -----------  ------------ ------------
                                            20,978,932   21,050,911       (71,979)  23,759,879    23,748,027       11,852
                                           ------------ ------------ -------------  -----------  ------------ ------------

5.       Financial Highlights

         The Company sells a number of variable life insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

         The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                        December 31                                      Year Ended December 31
                               ----------------------------------------------  ---------------------------------------------
                                                 Unit Fair Value              Investment  Expense Ratio     Total Return
                                                   Lowest to                    Income      Lowest to         Lowest to
                                      Units         Highest       Net Assets    Ratio*      Highest**        Highest***
                               -------------     ---------------  -----------  --------  ---------------- ------------------
Net assets represented by

   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
        2011                        701,100      $10.26 to 20.18  $9,133,394     0.15%   0.50% to 1.40%    -1.28% to 0.11%
        2010                        720,297      10.25 to 20.39   $9,776,381     0.23%   0.50% to 1.40%    -1.20% to 0.18%
        2009                        764,688      10.23 to 20.58   $10,671,412    0.79%   0.50% to 1.40%    -0.63% to 0.73%
        2008                        872,271      10.16 to 20.66   $12,223,756    3.23%   0.50% to 1.40%    1.56% to 2.55%
        2007                        611,309      10.90 to 20.27   $8,561,964     4.56%   0.50% to 1.40%    3.81% to 4.66%

    High Income Portfolio
        2011                        405,152      12.61 to 37.49   $6,848,110     6.99%   0.50% to 1.40%    3.15% to 4.61%
        2010                        408,335      12.05 to 36.24   $6,812,291     8.94%   0.50% to 1.40%   12.25% to 13.82%
        2009                        567,270      10.59 to 32.19   $8,222,313     9.08%   0.50% to 1.40%   42.02% to 44.03%
        2008                        438,603      7.35 to 22.61    $4,685,116     9.38%   0.50% to 1.40%   -26.05% to -25.40%
        2007                        447,890      11.14 to 30.48   $6,608,023     8.43%   0.50% to 1.40%    1.42% to 2.30%

    Equity-Income Portfolio
        2011                        992,414      8.70 to 55.31    $16,930,511    2.46%   0.50% to 1.40%    1.16% to 2.59%
        2010                      1,028,889      8.50 to 54.52    $18,882,001    1.84%   0.50% to 1.40%   13.56% to 15.15%
        2009                      1,117,772      7.40 to 47.88    $18,521,629    2.14%   0.50% to 1.40%   28.39% to 30.16%
        2008                      1,219,709      6.00 to 37.18    $16,111,614    2.48%   0.50% to 1.40%   -43.43% to -42.94%
        2007                      1,281,663      13.54 to 65.55   $32,008,838    1.83%   0.50% to 1.40%    0.15% to 1.05%

    Growth Portfolio
        2011                      2,401,083      8.12 to 57.13    $29,771,838    0.34%   0.50% to 1.40%    0.04% to 1.45%
        2010                      2,832,137      8.04 to 56.94    $37,826,693    0.37%   0.50% to 1.40%   22.46% to 24.17%
        2009                      2,870,853      6.51 to 46.37    $33,957,851    0.44%   0.50% to 1.40%   26.57% to 28.34%
        2008                      2,400,150      5.10 to 36.54    $25,918,250    0.82%   0.50% to 1.40%   -47.94% to -47.42%
        2007                      2,360,643      9.70 to 69.94    $55,020,668    0.82%   0.50% to 1.40%   25.26% to 26.30%

    Overseas Portfolio
        2011                        836,852      6.73 to 28.08    $9,657,305     1.44%   0.50% to 1.40%   -15.68% to -14.49%
        2010                        859,145      7.89 to 33.21    $12,560,848    1.40%   0.50% to 1.40%   11.55% to 13.11%
        2009                        961,401      7.00 to 29.69    $13,269,182    2.13%   0.50% to 1.40%   24.81% to 26.48%
        2008                        930,713      5.75 to 23.72    $10,762,909    2.71%   0.50% to 1.40%   -44.60% to -44.05%
        2007                        943,109      13.12 to 42.68   $20,501,977    3.38%   0.50% to 1.40%   15.75% to 16.73%

    Mid Cap Portfolio
        2011                      1,097,246      9.83 to 22.00    $18,737,788    0.25%   0.50% to 1.40%   -10.77% to -9.51%
        2010                      1,079,193      10.89 to 24.58   $23,289,689    0.40%   0.50% to 1.40%   27.06% to 28.83%
        2009                      1,060,533      8.47 to 19.29    $19,183,312    0.69%   0.50% to 1.40%   38.19% to 40.07%
        2008                      1,058,412      6.19 to 13.93    $13,975,665    0.47%   0.50% to 1.40%   -47.94% to -47.42%
        2007                      1,144,880      17.99 to 23.25   $25,085,489    0.93%   0.50% to 1.40%   14.08% to 15.00%

    Freedom Income Portolio
        2011                          3,618      10.72 to 11.28      $39,584     1.04%   0.50% to 1.40%    0.61% to 2.03%
        2010                          8,582      10.66 to 11.05      $94,023     3.08%   0.50% to 1.40%    6.01% to 7.49%
        2009                          4,092      10.06 to 10.28      $41,480     7.54%   0.50% to 1.40%   13.36% to 14.90%
        2008                          2,340       8.87 to 8.95       $20,820     0.00%   0.50% to 1.40%          n/a

    Freedom 2010 Portolio
        2011                             61      10.21 to 10.74         $651     0.29%   0.50% to 1.40%    -0.72% to 0.68%
        2010                            848      10.29 to 10.67       $8,850     4.03%   0.50% to 1.40%   11.39% to 12.95%
        2009                          5,158       9.23 to 9.44       $48,016       n/a   0.50% to 1.40%   22.48% to 24.27%
        2008                              -       7.54 to 7.60            $0       n/a   0.50% to 1.40%          n/a

    Freedom 2015 Portolio
        2011                          2,304      10.07 to 10.59      $23,395     2.13%   0.50% to 1.40%    -0.70% to 0.70%
        2010                          2,275      10.15 to 10.52      $23,379     4.09%   0.50% to 1.40%   11.53% to 13.09%
        2009                             21       9.08 to 9.30          $192     4.61%   0.50% to 1.40%   23.60% to 25.21%
        2008                             17       7.36 to 7.43          $129     7.32%   0.50% to 1.40%          n/a

    Freedom 2020 Portolio
        2011                         14,870      9.71 to 10.21      $146,264     3.11%   0.50% to 1.40%    -1.26% to 0.13%
        2010                          6,054      9.83 to 10.19       $60,917     3.91%   0.50% to 1.40%   12.91% to 14.49%
        2009                          2,839       8.64 to 8.90       $25,141     5.33%   0.50% to 1.40%   27.28% to 29.03%
        2008                            494       6.84 to 6.90        $3,412     6.40%   0.50% to 1.40%          n/a

    Freedom 2025 Portolio
        2011                          2,804      9.60 to 10.09       $27,311     2.32%   0.50% to 1.40%   -2.22% to -0.84%
        2010                          2,233      9.81 to 10.18       $22,273     3.56%   0.50% to 1.40%   14.19% to 15.79%
        2009                            587       8.51 to 8.79        $5,088     3.92%   0.50% to 1.40%   28.26% to 30.01%
        2008                            382       6.70 to 6.76        $2,567     6.76%   0.50% to 1.40%          n/a

    Freedom 2030 Portolio
        2011                         14,449       9.19 to 9.66      $135,254     2.27%   0.50% to 1.40%   -2.57% to -1.19%
        2010                         12,687       9.39 to 9.78      $122,196     2.88%   0.50% to 1.40%   14.48% to 16.08%
        2009                         10,619       8.11 to 8.42       $88,558     2.79%   0.50% to 1.40%   29.88% to 31.58%
        2008                          5,638       6.34 to 6.40       $35,917     6.26%   0.50% to 1.40%          n/a

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
        2011                        247,588      10.09 to 37.51   $5,244,325     1.95%   0.50% to 1.40%   -3.01% to -1.64%
        2010                        267,072      10.26 to 38.56   $6,070,088     1.77%   0.50% to 1.40%   12.69% to 14.26%
        2009                        292,349      8.98 to 34.12    $6,012,210     2.31%   0.50% to 1.40%   27.40% to 29.15%
        2008                        318,417      6.95 to 26.72    $5,177,690     2.69%   0.50% to 1.40%   -29.73% to -29.01%
        2007                        336,568      12.78 to 37.91   $8,164,214     6.07%   0.50% to 1.40%   13.90% to 14.89%

    Investment Grade Bond Portfolio
        2011                        640,454      12.78 to 31.39   $12,455,377    3.29%   0.50% to 1.40%    5.76% to 7.25%
        2010                        637,032      11.95 to 29.60   $12,144,534    3.75%   0.50% to 1.40%    6.32% to 7.80%
        2009                        668,254      11.11 to 27.76   $12,176,825    8.80%   0.50% to 1.40%   14.18% to 15.73%
        2008                        672,783      9.61 to 24.26    $10,967,654    4.32%   0.50% to 1.40%   -4.62% to -3.77%
        2007                        607,181      11.04 to 25.35   $10,502,350    4.11%   0.50% to 1.40%    2.89% to 3.85%

    Index 500 Portfolio
        2011                      3,727,637      9.40 to 32.79    $46,356,991    1.95%   0.50% to 1.40%    2.17% to 3.62%
        2010                      3,811,079      9.09 to 32.00    $49,052,799    2.03%   0.50% to 1.40%   13.44% to 15.02%
        2009                      3,947,522      7.93 to 28.13    $46,832,407    2.44%   0.50% to 1.40%   24.80% to 26.64%
        2008                      3,798,556      6.58 to 22.47    $39,209,782    2.27%   0.50% to 1.40%   -37.84% to -37.34%
        2007                      3,626,120      10.82 to 36.06   $64,296,635    3.66%   0.50% to 1.40%    3.83% to 4.95%

    Contrafund Portfolio
        2011                      2,282,724      9.03 to 37.03    $36,666,399    1.00%   0.50% to 1.40%   -2.46% to -1.09%
        2010                      2,287,816      9.15 to 37.85    $41,857,031    1.29%   0.50% to 1.40%   15.60% to 17.22%
        2009                      2,275,618      7.83 to 32.65    $39,962,919    1.34%   0.50% to 1.40%   33.87% to 35.68%
        2008                      2,208,028      6.08 to 24.33    $32,023,672    1.01%   0.50% to 1.40%   -43.34% to -42.80%
        2007                      2,151,568      16.26 to 42.79   $59,938,983    0.96%   0.50% to 1.40%   16.03% to 16.98%

    Asset Manager: Growth Portfolio
        2011                        260,639      9.19 to 21.84    $3,172,814     1.68%   0.50% to 1.40%   -6.30% to -4.98%
        2010                        270,862      9.67 to 23.24    $3,689,322     1.24%   0.50% to 1.40%   14.74% to 16.34%
        2009                        286,103      8.31 to 20.20    $3,544,365     1.50%   0.50% to 1.40%   31.05% to 32.98%
        2008                        302,654      6.25 to 15.37    $2,993,258     1.98%   0.50% to 1.40%   -36.69% to -36.15%
        2007                        308,124      11.37 to 24.21   $5,291,927     4.22%   0.50% to 1.40%   16.12% to 18.31%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
        2011                        259,218      10.48 to 17.58   $3,679,148     1.64%   0.50% to 1.40%   -3.53% to -2.16%
        2010                        272,614      10.74 to 18.17   $4,408,027     1.85%   0.50% to 1.40%   16.44% to 18.07%
        2009                        296,206      9.12 to 15.56    $4,224,742     1.87%   0.50% to 1.40%   36.73% to 38.63%
        2008                        299,149      6.69 to 11.35    $3,200,918     1.85%   0.50% to 1.40%   -34.90% to -34.29%
        2007                        299,672      12.95 to 17.38   $5,041,173     3.38%   0.50% to 1.40%    7.56% to 8.46%

    Growth & Income Portfolio
        2011                        573,137      8.78 to 17.35    $6,860,702     1.78%   0.50% to 1.40%    2.02% to 3.46%
        2010                        583,490      8.51 to 16.96    $7,268,300     0.73%   0.50% to 1.40%   13.29% to 14.87%
        2009                        602,614      7.42 to 14.93    $7,092,988     1.07%   0.50% to 1.40%   25.39% to 27.30%
        2008                        577,902      6.14 to 11.87    $5,926,268     1.23%   0.50% to 1.40%   -42.46% to -41.98%
        2007                        581,880      12.60 to 20.58   $11,350,680    1.88%   0.50% to 1.40%   10.58% to 11.50%

    Growth Opportunities Portfolio
        2011                        705,959      8.48 to 12.59    $6,310,384     0.16%   0.50% to 1.40%    2.25% to 3.69%
        2010                        770,122      8.20 to 12.27    $6,883,229     0.23%   0.50% to 1.40%   22.03% to 23.74%
        2009                        812,587      6.64 to 10.03    $6,139,897     0.47%   0.50% to 1.40%   43.94% to 45.74%
        2008                        771,805       4.70 to 6.95    $4,465,907     0.43%   0.50% to 1.40%   -55.68% to -55.20%
        2007                        736,093      10.49 to 15.63   $10,781,475    0.00%   0.50% to 1.40%   21.18% to 22.55%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2011                        167,671      10.84 to 18.34   $2,541,169     1.91%   0.50% to 1.40%    4.66% to 5.87%
        2010                        166,610      10.23 to 17.43   $2,625,017     1.82%   0.50% to 1.40%   10.10% to 11.36%
        2009                        172,477      9.19 to 15.76    $2,560,358     5.19%   0.50% to 1.40%   13.86% to 15.42%
        2008                        199,113      8.09 to 13.80    $2,644,260     2.64%   0.50% to 1.40%   -21.39% to -20.68%
        2007                        211,556      12.48 to 17.52   $3,636,481     2.12%   0.50% to 1.40%    3.48% to 4.37%

    Capital Appreciation Fund
        2011                        394,175      9.29 to 23.96    $5,713,175     0.00%   0.50% to 1.40%   -6.90% to -5.59%
        2010                        537,767      9.86 to 25.66    $10,155,713    0.00%   0.50% to 1.40%   29.48% to 31.29%
        2009                        330,880      7.53 to 19.76    $5,417,524     0.80%   0.50% to 1.40%   35.13% to 37.13%
        2008                        337,485      5.71 to 14.58    $4,287,827     0.00%   0.50% to 1.40%   -46.91% to -46.17%
        2007                        353,644      16.05 to 27.39   $8,669,898     0.00%   0.50% to 1.40%   43.74% to 44.99%

    International Fund
        2011                      1,150,791      7.37 to 15.46    $12,200,488    1.46%   0.50% to 1.40%   -11.05% to -9.79%
        2010                      1,212,282      8.19 to 17.33    $15,560,307    2.58%   0.50% to 1.40%   11.73% to 13.29%
        2009                      1,304,784      7.25 to 15.47    $16,433,805    1.93%   0.50% to 1.40%   31.92% to 33.66%
        2008                      1,295,590      5.53 to 11.69    $13,140,038    0.85%   0.50% to 1.40%   -45.60% to -45.08%
        2007                      1,353,156      10.78 to 21.43   $26,670,007    0.65%   0.50% to 1.40%   16.45% to 17.43%

    Value Fund
        2011                      1,361,084      9.95 to 22.66    $23,843,287    1.74%   0.50% to 1.40%    1.15% to 2.58%
        2010                      1,351,336      9.72 to 22.34    $25,846,393    2.21%   0.50% to 1.40%   11.86% to 13.42%
        2009                      1,017,241      8.59 to 19.92    $18,477,916    5.26%   0.50% to 1.40%   18.17% to 19.80%
        2008                      1,002,237      7.54 to 16.80    $15,683,190    2.44%   0.50% to 1.40%   -27.74% to -27.13%
        2007                        977,442      12.33 to 23.20   $21,332,296    1.59%   0.50% to 1.40%   -6.45% to -5.61%

    Income & Growth Fund
        2011                        169,860      9.11 to 13.68    $1,843,450     1.56%   0.50% to 1.40%    3.17% to 4.36%
        2010                        179,918      8.73 to 13.19    $1,982,303     1.49%   0.50% to 1.40%   12.57% to 13.86%
        2009                        182,151      7.67 to 11.66    $1,884,723     4.47%   0.50% to 1.40%   16.42% to 18.03%
        2008                        181,676       6.88 to 9.96    $1,767,576     2.08%   0.50% to 1.40%   -35.45% to -34.89%
        2007                        200,375      11.35 to 15.37   $3,033,407     1.85%   0.50% to 1.40%   -1.45% to -0.61%

   MFS Variable Insurance Trust
    Growth Series
        2011                      1,288,951      7.03 to 14.78    $12,284,658    0.20%   0.50% to 1.40%    -0.35% to 1.06%
        2010                      1,262,661      6.99 to 14.76    $12,579,470    0.11%   0.50% to 1.40%   13.75% to 15.34%
        2009                      1,340,983      6.10 to 12.91    $13,641,268    0.23%   0.50% to 1.40%   35.76% to 37.71%
        2008                        893,304       4.45 to 9.46    $7,525,964     0.24%   0.50% to 1.40%   -38.29% to -37.76%
        2007                        924,603      7.15 to 15.26    $13,216,107    0.00%   0.50% to 1.40%   19.54% to 20.57%

    Investors Trust Series
        2011                        114,052      9.27 to 12.64    $1,194,365     0.96%   0.50% to 1.40%   -1.85% to -0.72%
        2010                        124,498      9.34 to 12.88    $1,421,881     1.33%   0.50% to 1.40%    9.56% to 10.82%
        2009                        135,473      8.43 to 11.75    $1,461,656     1.59%   0.50% to 1.40%   25.16% to 26.96%
        2008                        136,107       6.79 to 9.39    $1,223,835     0.86%   0.50% to 1.40%   -34.01% to -33.39%
        2007                        145,254      11.59 to 14.23   $1,980,718     0.84%   0.50% to 1.40%    8.79% to 9.75%

    New Discovery Series
        2011                        370,234      12.18 to 27.08   $6,108,354     0.00%   0.50% to 1.40%   -10.40% to -9.14%
        2010                        489,753      13.44 to 30.07   $10,670,420    0.00%   0.50% to 1.40%   34.46% to 36.34%
        2009                        324,990      9.88 to 22.25    $5,873,746     0.00%   0.50% to 1.40%   60.90% to 63.13%
        2008                        428,452      6.19 to 13.76    $5,411,177     0.00%   0.50% to 1.40%   -40.18% to -39.66%
        2007                        315,893      10.64 to 22.88   $6,841,325     0.00%   0.50% to 1.40%    1.14% to 2.01%

    Research Series
        2011                        305,358      9.69 to 14.02    $3,318,049     0.88%   0.50% to 1.40%    -0.37% to 1.03%
        2010                        301,192      9.62 to 14.00    $3,623,945     0.94%   0.50% to 1.40%   14.30% to 15.90%
        2009                        326,000      8.32 to 12.19    $3,637,241     1.37%   0.50% to 1.40%   28.73% to 30.51%
        2008                        351,987       6.57 to 9.42    $3,229,160     0.54%   0.50% to 1.40%   -36.97% to -36.39%
        2007                        392,975      10.58 to 14.87   $5,759,688     0.70%   0.50% to 1.40%   11.62% to 12.67%

    Total Return Series
        2011                         21,083      9.50 to 10.58      $208,576     2.70%   0.50% to 1.40%    1.33% to 2.76%
        2010                         19,425      9.37 to 10.30      $185,995     3.49%   0.50% to 1.40%    8.41% to 9.93%
        2009                         12,267       8.65 to 9.37      $107,239     4.10%   0.50% to 1.40%   16.39% to 17.97%
        2008                          7,283       7.43 to 7.94       $54,520     1.85%   0.50% to 1.40%   -23.16% to -22.53%
        2007                            614       9.67 to 9.72        $5,959     0.00%   0.50% to 1.40%   -3.30% to -2.80%

    Utilities Series
        2011                        295,813      9.95 to 10.50    $3,032,912     3.17%   0.50% to 1.40%    5.78% to 7.28%
        2010                        290,698       9.27 to 9.84    $2,822,225     4.04%   0.50% to 1.40%   12.24% to 13.81%
        2009                        291,019       8.15 to 8.69    $2,504,063     4.46%   0.50% to 1.40%   31.46% to 33.14%
        2008                        183,344       6.12 to 6.55    $1,194,358     1.55%   0.50% to 1.40%   -38.59% to -38.03%
        2007                         62,536      10.52 to 10.57     $659,438     0.00%   0.50% to 1.40%    5.20% to 5.70%

   Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio
        2011                        688,183      8.39 to 16.60    $8,712,909     0.72%   0.50% to 1.40%   -5.34% to -4.00%
        2010                        652,509      8.76 to 17.45    $10,117,340    0.56%   0.50% to 1.40%   15.79% to 17.41%
        2009                        670,325      7.48 to 15.00    $9,374,073     0.95%   0.50% to 1.40%   17.29% to 18.98%
        2008                        692,892      6.74 to 12.73    $8,396,938     1.51%   0.50% to 1.40%   -37.32% to -36.77%
        2007                        728,419      13.29 to 20.20   $14,240,492    1.25%   0.50% to 1.40%    2.00% to 2.95%

    Mid-Cap Value Portfolio
        2011                        606,339      9.28 to 24.87    $11,229,318    0.21%   0.50% to 1.40%   -3.74% to -2.38%
        2010                        561,805      9.53 to 25.60    $12,942,412    0.39%   0.50% to 1.40%   23.70% to 25.43%
        2009                        611,409      7.62 to 20.52    $12,081,813    0.46%   0.50% to 1.40%   24.88% to 26.71%
        2008                        675,933      6.42 to 16.28    $10,682,778    1.27%   0.50% to 1.40%   -40.22% to -39.68%
        2007                        747,403      13.60 to 26.99   $19,623,648    0.47%   0.50% to 1.40%    -0.79% to 0.07%

    International Opportunities Portfolio
        2011                        458,721      7.33 to 12.70    $4,534,768     0.98%   0.50% to 1.40%   -14.50% to -13.29%
        2010                        479,772      8.47 to 14.86    $5,778,833     0.89%   0.50% to 1.40%   19.55% to 21.22%
        2009                        509,014      7.01 to 12.43    $5,208,258     1.55%   0.50% to 1.40%   44.85% to 47.01%
        2008                        510,049       5.21 to 8.58    $3,617,364     0.57%   0.50% to 1.40%   -52.17% to -51.74%
        2007                        561,603      12.06 to 17.94   $8,381,975     0.92%   0.50% to 1.40%    3.14% to 4.15%

    Capital Structure Portfolio
        2011                         11,917      9.46 to 10.93      $115,608     2.78%   0.50% to 1.40%    0.16% to 1.58%
        2010                         12,361      9.45 to 10.76      $120,003     3.32%   0.50% to 1.40%   13.18% to 14.77%
        2009                         14,493       8.35 to 9.37      $122,203     3.90%   0.50% to 1.40%   21.70% to 23.36%
        2008                         10,780       6.86 to 7.60       $74,280     6.26%   0.50% to 1.40%   -27.18% to -26.61%
        2007                          4,399       9.42 to 9.47       $41,530     5.65%   0.50% to 1.40%   -5.80% to -5.30%

   Alger Fund
    Large Cap Growth Portfolio
        2011                      1,110,636      8.03 to 12.53    $9,067,565     1.01%   0.50% to 1.40%    0.34% to 1.76%
        2010                      1,239,146      7.96 to 12.49    $10,117,273    0.91%   0.50% to 1.40%   11.82% to 13.39%
        2009                      1,513,751      7.09 to 11.17    $10,963,637    0.65%   0.50% to 1.40%   45.58% to 47.61%
        2008                      1,557,697       4.85 to 7.67    $7,741,324     0.23%   0.50% to 1.40%   -46.92% to -46.42%
        2007                      1,585,231      9.08 to 14.45    $14,673,255    0.34%   0.50% to 1.40%   18.35% to 19.41%

    Mid Cap Growth Portfolio
        2011                        670,689      7.19 to 11.35    $5,991,591     0.34%   0.50% to 1.40%   -7.92% to -6.62%
        2010                        670,249      7.72 to 12.33    $6,914,381     0.00%   0.50% to 1.40%   17.74% to 19.38%
        2009                        724,562      6.48 to 10.47    $6,479,792     0.00%   0.50% to 1.40%   49.57% to 51.74%
        2008                        782,137       4.73 to 7.00    $4,679,573     0.17%   0.50% to 1.40%   -58.92% to -58.59%
        2007                        789,015      14.31 to 17.04   $11,389,000    0.00%   0.50% to 1.40%   29.78% to 30.82%

    Capital Appreciation Portfolio
        2011                        813,272      9.63 to 17.04    $7,855,345     0.15%   0.50% to 1.40%    -0.08% to 1.33%
        2010                        876,985      9.54 to 17.05    $8,539,862     0.44%   0.50% to 1.40%   12.45% to 14.03%
        2009                        958,937      8.39 to 15.16    $8,265,722     0.00%   0.50% to 1.40%   48.95% to 51.01%

        2008                      1,042,714      5.67 to 10.18    $5,996,510     0.00%   0.50% to 1.40%   -45.88% to -45.39%
        2007                      1,126,168      10.42 to 18.81   $11,917,522    0.00%   0.50% to 1.40%   31.07% to 32.96%

    Small Cap Growth Portfolio
        2011                        596,913      9.52 to 15.73    $5,861,398     0.00%   0.50% to 1.40%   -3.67% to -2.55%
        2010                        645,098      9.77 to 16.33    $6,603,653     0.00%   0.50% to 1.40%   23.57% to 24.98%
        2009                        718,168      7.82 to 13.21    $5,934,640     0.00%   0.50% to 1.40%   43.46% to 45.54%
        2008                        771,360       5.61 to 9.21    $4,438,741     0.00%   0.50% to 1.40%   -47.34% to -46.89%
        2007                        886,475      10.61 to 17.49   $9,606,349     0.00%   0.50% to 1.40%   14.95% to 16.67%

   Invesco Variable Insurance Funds
    Dividend Growth Fund
        2011                        122,080       5.29 to 6.46      $711,289     0.20%   0.50% to 1.40%   -2.29% to -0.91%
        2010                        107,366       5.41 to 6.51      $646,910     0.14%   0.50% to 1.40%    8.79% to 10.32%
        2009                        117,610       4.95 to 5.91      $647,049     3.47%   0.50% to 1.40%   25.56% to 27.55%
        2008                        112,331       3.96 to 4.63      $323,569     2.84%   0.50% to 1.40%   -59.96% to -59.66%
        2007                        125,008      9.89 to 11.08    $1,352,748     1.88%   0.50% to 1.40%   -23.33% to -22.63%

    Global Health Care Fund
        2011                        110,823      7.25 to 13.89    $1,389,446     0.00%   0.50% to 1.40%    4.39% to 5.86%
        2010                        103,065      6.87 to 13.19    $1,288,385     0.00%   0.50% to 1.40%    3.84% to 5.29%
        2009                         95,475      6.54 to 12.59    $1,164,469     0.32%   0.50% to 1.40%   19.69% to 27.68%
        2008                        115,741       7.67 to 9.91    $1,125,638     0.00%   0.50% to 1.40%   -29.61% to -28.96%
        2007                        129,368      12.46 to 13.95   $1,770,058     0.00%   0.50% to 1.40%    6.14% to 11.24%

    International Growth Fund
        2011                        562,927       8.28 to 9.03    $4,711,721     1.60%   0.50% to 1.40%   -5.70% to -4.37%
        2010                        555,950       8.78 to 9.44    $5,011,954     2.77%   0.50% to 1.40%   11.31% to 12.86%
        2009                        535,163       7.89 to 8.37    $4,296,126     1.60%   0.50% to 1.40%   33.47% to 35.16%
        2008                        455,018       5.91 to 6.19    $2,711,172     0.81%   0.50% to 1.40%   -48.35% to -48.32%
        2007                        231,201      10.06 to 10.11   $2,333,557     0.68%   0.50% to 1.40%    0.60% to 1.10%

   Van Eck Worldwide Insurance Trust
    Global Hard Assets Fund
        2011                        672,311      7.88 to 38.53    $14,448,645    1.25%   0.50% to 1.40%   -14.40% to -13.19%
        2010                        571,389      9.08 to 44.61    $18,167,360    0.39%   0.50% to 1.40%   27.45% to 29.23%
        2009                        466,487      7.02 to 34.69    $13,809,699    0.23%   0.50% to 1.40%   55.35% to 57.50%
        2008                        353,372      4.46 to 22.13    $7,541,921     0.34%   0.50% to 1.40%   -46.86% to -46.40%
        2007                        354,287      32.82 to 41.29   $14,276,656    0.10%   0.50% to 1.40%   42.40% to 44.62%

    Worldwide Real Estate Fund
        2009                              -       6.06 to 7.40            $0     0.00%   0.50% to 1.40%   41.35% to 43.32%
        2008                        170,826       4.71 to 5.19      $883,177     5.81%   0.50% to 1.40%   -55.68% to -55.30%
        2007                        174,236      11.44 to 11.61   $2,013,027     0.98%   0.50% to 1.40%    -0.52% to 0.35%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2011                      1,977,039      12.93 to 15.85   $29,534,163    2.75%   0.50% to 1.40%    2.08% to 3.52%
        2010                      1,801,778      12.49 to 15.39   $26,443,080    2.78%   0.50% to 1.40%    6.61% to 8.10%
        2009                      1,970,394      11.56 to 14.31   $27,862,716    4.83%   0.50% to 1.40%   12.46% to 14.08%
        2008                      1,819,366      10.13 to 12.61   $22,479,921    4.98%   0.50% to 1.40%    3.39% to 4.30%
        2007                      1,207,033      11.50 to 12.09   $14,304,515    4.70%   0.50% to 1.40%    7.28% to 8.24%

    Low Duration Portfolio
        2011                        166,570      11.94 to 13.30   $2,179,575     1.68%   0.50% to 1.40%    -0.29% to 0.86%
        2010                        166,245      11.84 to 13.22   $2,163,896     1.73%   0.50% to 1.40%    3.83% to 5.03%
        2009                        169,222      11.10 to 12.62   $2,102,392     3.50%   0.50% to 1.40%   11.74% to 13.35%
        2008                        165,525      9.79 to 11.19    $1,838,160     4.27%   0.50% to 1.40%   -1.75% to -0.89%
        2007                        158,305      10.71 to 11.29   $1,774,207     4.52%   0.50% to 1.40%    2.88% to 6.91%

    High Yield Portfolio
        2011                        515,682      12.56 to 17.28   $8,225,521     5.82%   0.50% to 1.40%    2.46% to 3.91%
        2010                        177,139      12.09 to 16.72   $2,773,483    18.01%   0.50% to 1.40%   12.88% to 14.46%
        2009                        164,574      10.56 to 14.68   $2,388,610    12.72%   0.50% to 1.40%   38.48% to 40.41%
        2008                        125,391      7.52 to 10.51    $1,292,791     8.29%   0.50% to 1.40%   -24.61% to -23.90%
        2007                        134,868      12.23 to 13.81   $1,829,459     7.45%   0.50% to 1.40%    1.47% to 2.57%

    Real Return Portfolio
        2011                        393,050      12.69 to 16.64   $6,328,227     2.06%   0.50% to 1.40%    9.87% to 11.42%
        2010                        401,304      11.39 to 15.01   $5,873,537     1.62%   0.50% to 1.40%    6.61% to 8.10%
        2009                        409,876      10.53 to 13.95   $5,612,147     3.06%   0.50% to 1.40%   16.75% to 18.36%
        2008                        386,417      8.90 to 11.84    $4,495,899     4.03%   0.50% to 1.40%   -8.30% to -7.57%
        2007                        324,306      11.69 to 12.81   $4,087,737     4.55%   0.50% to 1.40%    9.15% to 11.10%

    Stocks Plus Growth and Income
        2009                              -       5.71 to 6.00            $0     0.00%   0.50% to 1.40%    -1.34% to 1.11%
        2008                              -       5.93 to 5.98        $1,626     0.00%   0.50% to 1.40%          n/a

    SmallCap Stocks Plus Total Return
        2009                          2,158       8.94 to 9.14            $0    19.40%   0.50% to 1.40%   30.35% to 31.94%
        2008                          1,642       6.87 to 6.93       $11,320     4.33%   0.50% to 1.40%          n/a

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
        2011                        321,699      8.64 to 11.76    $2,888,421     0.86%   0.50% to 1.40%    0.75% to 2.18%
        2010                        312,785      8.57 to 11.51    $2,766,214     0.60%   0.50% to 1.40%   28.32% to 30.12%
        2009                        374,699       6.68 to 8.84    $2,556,517     1.20%   0.50% to 1.40%   25.81% to 27.63%
        2008                        339,271       5.31 to 6.93    $1,825,680     0.76%   0.50% to 1.40%   -34.85% to -34.42%
        2007                        308,589       8.15 to 8.28    $2,537,465    16.64%   0.50% to 1.40%   -17.68% to -16.89%

    Large Cap Value Fund
        2011                        420,869       7.13 to 8.19    $3,087,201     1.19%   0.50% to 1.40%   -6.49% to -5.17%
        2010                        476,487       7.63 to 8.64    $3,764,457     0.89%   0.50% to 1.40%    9.66% to 11.20%
        2009                        586,858       6.95 to 7.77    $4,169,697     1.91%   0.50% to 1.40%   16.68% to 18.38%
        2008                        458,759       5.96 to 6.56    $2,757,610     3.25%   0.50% to 1.40%   -35.43% to -34.84%
        2007                        192,047       9.23 to 9.27    $1,777,607    22.11%   0.50% to 1.40%   -7.70% to -7.30%

   Neuberger Berman Advisors Management Trust
    Regency Portfolio
        2011                         13,689       9.19 to 9.78      $129,392     0.55%   0.50% to 1.40%   -6.70% to -5.38%
        2010                         21,934      9.85 to 10.39      $223,342     0.61%   0.50% to 1.40%   24.44% to 26.18%
        2009                         11,332       7.91 to 8.27       $92,288     0.62%   0.50% to 1.40%   44.64% to 46.51%
        2008                         46,000       5.41 to 5.67      $258,257     1.24%   0.50% to 1.40%   -46.58% to -46.15%
        2007                         50,874      10.24 to 10.53     $531,953     4.32%   0.50% to 1.40%    0.69% to 2.83%

   Premier VIT
    NACM Small Cap Portfolio
        2010                              -            -                  $0     0.21%   0.50% to 1.40%   13.04% to 13.49%
        2009                         45,527       6.78 to 7.08      $314,436     0.06%   0.50% to 1.40%   13.97% to 15.55%
        2008                         54,979       5.95 to 6.13      $332,420     0.00%   0.50% to 1.40%   -42.46% to -41.94%
        2007                         37,077      10.34 to 10.49     $385,849     0.00%   0.50% to 1.40%    -0.67% to 0.19%

   Profunds VP
    Japan
        2011                         11,117       4.00 to 5.44       $46,026     0.00%   0.50% to 1.40%   -18.36% to -17.20%
        2010                         15,881       4.90 to 6.57       $80,823     0.00%   0.50% to 1.40%   -7.82% to -6.53%
        2009                          9,770       5.31 to 7.03       $52,902     0.72%   0.50% to 1.40%    8.84% to 10.41%
        2008                         12,576       4.88 to 6.37       $61,897    17.00%   0.50% to 1.40%   -41.70% to -41.14%
        2007                          8,415       8.37 to 8.41       $70,629     0.00%   0.50% to 1.40%   -16.30% to -15.90%

    Oil & Gas
        2011                        192,424       7.24 to 9.67    $1,698,396     0.14%   0.50% to 1.40%    3.50% to 4.96%
        2010                        163,653       6.90 to 9.26    $1,441,372     0.50%   0.50% to 1.40%   16.14% to 17.76%
        2009                        187,460       5.86 to 7.90    $1,532,031     0.00%   0.50% to 1.40%    2.11% to 14.87%
        2008                        138,261       5.74 to 6.88      $943,914     0.00%   0.50% to 1.40%   -37.86% to -37.23%
        2007                         32,711      10.91 to 10.96     $357,927     0.00%   0.50% to 1.40%    9.10% to 9.60%

    Small-Cap
        2011                         70,643      8.04 to 10.22      $629,555     0.00%   0.50% to 1.40%   -3.38% to -2.01%
        2010                        139,522      8.32 to 10.43    $1,243,578     0.05%   0.50% to 1.40%   20.42% to 22.10%
        2009                         29,883       6.91 to 8.54      $221,592     0.24%   0.50% to 1.40%   18.76% to 20.48%
        2008                         27,115       5.82 to 7.09      $158,936     0.00%   0.50% to 1.40%   -31.69% to -31.07%
        2007                          6,275       8.52 to 8.56       $53,582     0.00%   0.50% to 1.40%   -14.80% to -14.40%

    Ultra Mid-Cap
        2011                        106,135       5.65 to 7.13      $628,858     0.00%   0.50% to 1.40%   -13.16% to -11.94%
        2010                         90,750       6.51 to 8.10      $618,076     0.00%   0.50% to 1.40%   47.61% to 49.67%
        2009                         38,155       4.41 to 5.41      $172,244     0.06%   0.50% to 1.40%   63.23% to 66.03%
        2008                         26,469       2.70 to 3.26       $71,736     1.59%   0.50% to 1.40%   -67.86% to -67.69%
        2007                         14,937       8.40 to 8.45      $125,780     0.00%   0.50% to 1.40%   -16.00% to -15.50%

   Vanguard Variable Insurance Funds
    Balanced
        2011                         61,411      10.56 to 11.11     $660,479     2.61%   0.50% to 1.40%    3.50% to 4.96%
        2010                         48,575      10.20 to 10.58     $506,439     3.84%   0.50% to 1.40%    9.48% to 11.02%
        2009                         43,292       9.32 to 9.53      $408,802     4.08%   0.50% to 1.40%   21.19% to 22.97%
        2008                         28,195       7.69 to 7.75      $217,908     0.00%   0.50% to 1.40%          n/a

    Total Bond Market Index
        2011                         43,915      11.93 to 12.62     $541,451     2.12%   0.50% to 1.40%    5.98% to 7.48%
        2010                         16,653      11.26 to 11.77     $192,136     1.91%   0.50% to 1.40%    5.03% to 6.50%
        2009                         13,469      10.72 to 11.08     $145,893     6.65%   0.50% to 1.40%    4.48% to 5.91%
        2008                         38,982      10.26 to 10.35     $402,638     0.00%   0.50% to 1.40%          n/a

    High Yield Bond
        2011                         25,534      12.20 to 12.96     $319,854     6.71%   0.50% to 1.40%    5.85% to 7.35%
        2010                         22,419      11.52 to 12.10     $263,774    10.08%   0.50% to 1.40%   10.56% to 12.10%
        2009                         22,162      10.42 to 10.82     $233,944     7.31%   0.50% to 1.40%   36.94% to 38.76%
        2008                          1,345       7.61 to 7.68       $10,268     0.00%   0.50% to 1.40%          n/a

    International
        2011                      1,053,522       7.76 to 8.16    $8,146,570     1.61%   0.50% to 1.40%   -11.95% to -10.71%
        2010                        847,411       8.82 to 9.14    $7,609,345     1.36%   0.50% to 1.40%   14.13% to 15.72%
        2009                        428,651       7.72 to 7.90    $3,339,477     3.05%   0.50% to 1.40%   40.69% to 42.84%
        2008                        227,755       5.49 to 5.53    $1,252,399     0.00%   0.50% to 1.40%          n/a

    Mid-Cap Index
        2011                        647,787      9.77 to 10.28    $6,443,284     0.98%   0.50% to 1.40%   -2.33% to -0.95%
        2010                        536,560      10.00 to 10.37   $5,470,921     0.73%   0.50% to 1.40%   23.64% to 25.37%
        2009                        236,872       8.09 to 8.28    $1,933,730     1.42%   0.50% to 1.40%   38.32% to 40.26%
        2008                        134,238       5.85 to 5.90      $786,714     0.00%   0.50% to 1.40%          n/a

    REIT Index
        2011                        140,232      10.13 to 10.75   $1,445,112     1.61%   0.50% to 1.40%    7.81% to 9.33%
        2010                        118,697       9.40 to 9.86    $1,135,310     3.18%   0.50% to 1.40%   26.48% to 28.25%
        2009                         55,505       7.43 to 7.71      $416,328     2.73%   0.50% to 1.40%   27.46% to 29.25%
        2008                         19,702       5.83 to 5.88      $115,341     0.00%   0.50% to 1.40%          n/a

    Small Company Growth
        2011                        348,497      11.32 to 12.62   $4,234,844     0.20%   0.50% to 1.40%    1.01% to 2.44%
        2010                        335,082      11.08 to 12.32   $4,044,446     0.35%   0.50% to 1.40%   29.97% to 31.79%
        2009                        236,102       8.43 to 9.35    $2,176,091     0.90%   0.50% to 1.40%   37.47% to 39.33%
        2008                        142,004       6.65 to 6.71      $946,871     0.00%   0.50% to 1.40%          n/a

    Short Term Investment Grade
        2011                        216,845      11.08 to 11.65   $2,457,729     1.64%   0.50% to 1.40%    0.50% to 1.92%
        2010                         74,941      11.02 to 11.46     $842,532     4.62%   0.50% to 1.40%    3.77% to 5.22%
        2009                         62,384      10.62 to 10.92     $670,277     3.61%   0.50% to 1.40%   12.28% to 13.86%
        2008                            994       9.46 to 9.54        $9,432     0.00%   0.50% to 1.40%          n/a

    Total Stock Market Index
        2011                         46,941      9.53 to 10.02      $454,151     1.31%   0.50% to 1.40%    0.94% to 2.37%
        2010                         38,359       9.34 to 9.79      $368,603     3.49%   0.50% to 1.40%   15.49% to 17.11%
        2009                         49,988       7.99 to 8.36      $412,374    10.76%   0.50% to 1.40%   26.55% to 28.22%
        2008                         12,115       6.46 to 6.52       $78,662     0.00%   0.50% to 1.40%          n/a

        *   The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

        **  The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        *** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage of change from inception to the end of the period.
VARIABLE UNIVERSAL LIFE - CV

Flexible Premium Variable Universal Life Insurance Policy

Issued By:

Midland National Life Insurance Company

One  Sammons  Plaza  •   Sioux  Falls,  SD  57193

(605) 373-2207 (telephone) •  (800) 272-1642 (toll-free telephone)

(877) 841-6709 (toll-free facsimile for transaction requests)

(877) 208-6136 (toll-free facsimile for service requests)

through the Midland National Life Separate Account A

Variable Universal Life – CV (the “policy”) is a life insurance policy issued by Midland National Life Insurance Company. The policy:

•         provides insurance coverage with flexibility in death benefits and premiums;

•         pays a death benefit if the Insured person dies while the policy is still inforce;

•         can provide substantial policy fund  build-up on a tax-deferred basis. However, there is no guaranteed policy fund for amounts You allocate to the investment divisions. You bear the risk of poor investment performance for those amounts.

•         lets You borrow against Your policy, withdraw part of the net cash surrender value, or completely surrender Your policy. There may be tax consequences to these transactions. Loans and withdrawals affect the policy fund, and may affect the death benefit.

You have a limited right to examine Your policy and return it to Us for a refund.  You may decide how much Your premiums will be and how often You wish to pay them, within limits. You may also increase or decrease the amount of insurance protection, within limits.

Depending on the amount of premiums paid, this may or may not be a Modified Endowment Contract (“MEC”). If it is a MEC, then loans and withdrawals may have more adverse tax consequences.

You may allocate Your policy fund to Our General Account and up to fifteen investment divisions.  Each division invests in a specified mutual fund portfolio.  The mutual fund portfolios are part of the following series funds  or trusts:

  AIM Variable Insurance Funds (Invesco Variable Insurance Funds),
  The Alger Portfolios,
  American Century Variable Portfolios, Inc.,
  Fidelity® Variable Insurance Products,
  Goldman Sachs Variable Insurance Trust,
  Lord Abbett Series Fund, Inc.,
  MFS® Variable Insurance Trusts,
  Neuberger Berman Advisers Management Trust
  PIMCO Variable Insurance Trust,
  ProFunds Trust,
  Van Eck VIP Trust, and
  Vanguard® Variable Insurance Funds

You can choose among the fifty-eight investment divisions listed on the following page.

Your policy fund in the investment divisions will increase or decrease based on investment performance. You bear this risk.  You could lose the amount You invest and lose Your insurance coverage due to poor investment performance.  No one insures or guarantees the policy fund allocated to the investment divisions.  Separate prospectuses describe the investment objectives, policies, and risks of the portfolios.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

October 1, 2012

SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

Alger Capital Appreciation Portfolio	Invesco V.I. Global Health Care Fund
Alger Large Cap Growth Portfolio	Invesco V.I. International Growth Fund
Alger Mid Cap Growth Portfolio	Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio[2]
American Century VP Capital Appreciation Fund	Lord Abbett Series Fund, Inc. Growth and Income Portfolio
American Century VP International Fund	Lord Abbett Series Fund, Inc. International Opportunities Portfolio
American Century VP Value Fund	Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio[3]
Fidelity VIP Asset ManagerSM Portfolio	MFS® VIT Growth Series
Fidelity VIP Asset Manager: Growth® Portfolio	MFS® VIT New Discovery Series
Fidelity VIP Balanced Portfolio	MFS® VIT Research Series
Fidelity VIP Contrafund® Portfolio	MFS® VIT Total Return Series
Fidelity VIP Equity-Income Portfolio	MFS® VIT Utilities Series
Fidelity VIP Freedom 2010 Portfolio	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio[4]
Fidelity VIP Freedom 2015 Portfolio	PIMCO VIT High Yield Portfolio
Fidelity VIP Freedom 2020 Portfolio	PIMCO VIT Real Return Portfolio
Fidelity VIP Freedom 2025 Portfolio	PIMCO VIT Total Return Portfolio
Fidelity VIP Freedom 2030 Portfolio	ProFund VP Japan
Fidelity VIP Freedom Income Portfolio	ProFund VP Oil & Gas
Fidelity VIP Growth & Income Portfolio	ProFund VP Small-Cap Value
Fidelity VIP Growth Opportunities Portfolio	ProFund VP Ultra Mid-Cap
Fidelity VIP Growth Portfolio	Van Eck VIP Global Hard Assets Fund
Fidelity VIP High Income Portfolio	Vanguard® VIF Balanced Portfolio
Fidelity VIP Index 500 Portfolio	Vanguard® VIF High Yield Bond Portfolio
Fidelity VIP Investment Grade Bond Portfolio	Vanguard® VIF International Portfolio
Fidelity VIP Mid Cap Portfolio	Vanguard® VIF Mid-Cap Index Portfolio
Fidelity VIP Money Market Portfolio	Vanguard® VIF REIT Index Portfolio
Fidelity VIP Overseas Portfolio	Vanguard® VIF Short-Term Investment-Grade Portfolio
Goldman Sachs VIT Large Cap Value Fund	Vanguard® VIF Small Company Growth Portfolio
Goldman Sachs VIT Structured Small Cap Equity Fund	Vanguard® VIF Total Bond Market Index Portfolio
Invesco V.I. Diversified Dividend Fund[1]	Vanguard® VIF Total Stock Market Index Portfolio

1Formerly Invesco V.I. Dividend Growth Fund

2Formerly Lord Abbett Series Fund, Inc. Capital Structure Portfolio

3Formerly Lord Abbett Series Fund, Inc. Mid Cap Value Portfolio

4Formerly Neuberger Berman AMT Regency Portfolio

This prospectus generally describes only the variable portion of the policy, except where the General Account is specifically mentioned.

Buying this policy might not be a good way of replacing Your existing insurance or adding more insurance if You already own a flexible premium variable life insurance policy.

You should read this prospectus and the current prospectuses for the funds carefully and keep them for future reference.

POLICY BENEFITS / RISKS SUMMARY

POLICY BENEFITS

Death Benefits

Flexible Premium Payments

Asset Allocation Program

No Lapse Guarantee Premium

Benefits of the Policy Fund

Tax Benefits

Additional Benefits

Your Right To Examine This Policy

POLICY RISKS

Investment Risk

Surrender Charge Risk

Withdrawing Money

Risk of Lapse

Loan Risks

Tax Risks

Risk of Increases in Charges

Portfolio Risks

Fee Table

Summary OF VARIABLE UNIVERSAL LIFE -CV

DEATH BENEFIT OPTIONS

FLEXIBLE PREMIUM PAYMENTS

INVESTMENT CHOICES

YOUR POLICY FUND

Transfers

Policy Loans

Withdrawing Money

Surrendering Your Policy

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

Deductions From Your Policy Fund

Surrender Charge

ADDITIONAL INFORMATION ABOUT THE POLICIES

Your Policy Can Lapse

Correspondence, Inquiries, and Transactions

State Variations

Tax-Free “Section 1035” Exchanges

Detailed information about VUL - CV

INSURANCE FEATURES

How the Policies Differ From Whole Life Insurance

Application for Insurance

Death Benefit

Notice and Proof of Death

Payment of Death Benefits and Lump Sum Payments

Maturity Benefit

Changes In Variable Universal Life - CV

Changing The Face Amount of Insurance

Changing Your Death Benefit Option

When Policy Changes Go Into Effect

Flexible Premium Payments

Allocation of Premiums

Additional Benefits

SEPARATE ACCOUNT INVESTMENT CHOICES

Our Separate Account And Its Investment Divisions

The Funds

Investment Policies Of The Portfolios

Effects of Market Timing

Charges In The Funds

Asset Allocation Program

General

The Asset Allocation Models

The Current Models

Selecting an Asset Allocation Model

Periodic Updates of Asset Allocation Models and Notices of Updates

Other Information

USING YOUR POLICY FUND

The Policy Fund

Amounts In Our Separate Account

How We Determine The Accumulation Unit Value

Policy Fund Transactions and “Good Order”

Transfer Of Policy Fund

Transfer Limitations

Dollar Cost Averaging

Enhanced Dollar Cost Averaging (EDCA)

Portfolio Rebalancing

Automatic Distribution Option

Policy Loans

Withdrawing Money From Your Policy Fund

Surrendering Your Policy

THE GENERAL ACCOUNT

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

Charges Against The Separate Account

Monthly Deduction From Your Policy Fund

Transaction Charges

How Policy Fund Charges Are Allocated

Loan Charge

Surrender Charge

Portfolio Expenses

Tax Effects

INTRODUCTION

TAX STATUS OF THE POLICY

TAX TREATMENT OF POLICY BENEFITS

In General

Modified Endowment Contracts (“MEC”)

Distributions Other Than Death Benefits from Modified Endowment Contracts

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts

Investment in the Policy

Policy Loans and the Overloan Protection Benefit

Withholding

Life Insurance Purchases by Residents of Puerto Rico

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations

Multiple Policies

Continuation of Policy Beyond Age 121

Section 1035 Exchanges

Accelerated Benefit Rider—Terminal Illness

Accelerated Benefit Rider—Chronic Illness

Business Uses of Policy

Employer-Owned Life Insurance Policies

Non-Individual Owners and Business Beneficiaries of Policies

Split-Dollar Arrangements

Alternative Minimum Tax

Estate, Gift and Generation Skipping Transfer Tax Considerations

Medicare Tax on Investment Income

Foreign Tax Credits

Possible Tax Law Changes

Our Income Taxes

Additional Information About the Policies

YOUR RIGHT TO EXAMINE THIS POLICY

YOUR POLICY CAN LAPSE

YOU MAY REINSTATE YOUR POLICY

POLICY PERIODS AND ANNIVERSARIES

MATURITY DATE

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

CHANGING THE SEPARATE ACCOUNT

LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY

YOUR PAYMENT OPTIONS

Lump Sum Payments

Optional Payment Methods

YOUR BENEFICIARY

ASSIGNING YOUR POLICY

WHEN WE PAY PROCEEDS FROM THIS POLICY

CHANGE OF ADDRESS NOTIFICATION

YOUR VOTING RIGHTS AS AN OWNER

DISTRIBUTION OF THE POLICIES

LEGAL PROCEEDINGS

FINANCIAL STATEMENTS

Definitions

POLICY BENEFITS / RISKS SUMMARY

In this prospectus “Midland National”, “We”, “Our”, “Us”, and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the policy. We refer to the person who is covered by the policy as the “Insured” or “Insured Person”, because the Insured person and the owner may not be the same.

There is a list of definitions at the end of this prospectus, explaining many words and phrases used here and in the actual insurance policy.  In this prospectus, these words and phrases are generally in bold face type.

This summary describes the policy’s important risks and benefits.  The detailed information appearing later in this prospectus further explains the following Policy Benefits/Risks Summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the policy in this prospectus assumes that the policy is inforce and that there is no outstanding policy loan.

POLICY BENEFITS

Death Benefits

Variable Universal Life - CV is life insurance on the Insured person. If the policy is inforce, We will pay a death benefit when the Insured person dies. You can choose between two death benefit options:

•         Option 1: death benefit equals the face amount of the insurance policy. This is sometimes called a “level” death benefit.

•         Option 2: death benefit equals the face amount plus the policy fund. This is sometimes called a “variable” death benefit.

The death benefit may be even greater in some circumstances. See “Death Benefit” on page 19.

We deduct any policy debt and unpaid charges before paying any benefits. The beneficiary  can take the death benefit in a lump sum or under a variety of payment plans.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your policy, within certain limits.

Flexible Premium Payments

You may pay premiums whenever and in whatever amount You want, within certain limits. We require an initial premium at issue which is at least equal to one month’s no lapse guarantee premium. The no-lapse guarantee premium is based on the policy’s face amount and the Insured person’s age, sex and underwriting class. We are not required to accept any premium and We currently reject any premium of less than $50.00.  However under current Company practice, if paid by monthly bank draft, We will accept a premium as low as $30.00.  See “Flexible Premium Payments” on page 24.

Asset Allocation Program

We make an asset allocation service available at no additional charge for use within the policy.  The asset allocation program is designed to assist You in allocating Your net premium and policy fund among the investment choices available under the policy.  If You participate in the asset allocation program, then You must select one of the asset allocation model portfolios available under the policy; We will not make this decision.  See "Asset Allocation Program" on page 39.  There is no guarantee that a model portfolio in the asset allocation program will not lose money or experience volatility.

No Lapse Guarantee Premium

During the no lapse guarantee period, Your policy will remain inforce  as long as You meet the applicable no lapse guarantee premium requirements. See “Premium Provisions During The No Lapse Guarantee Period.”  on page 24.

Benefits of the Policy Fund

•         Withdrawing Money from Your Policy Fund.   You may make a partial withdrawal from Your policy fund. The current minimum withdrawal amount is $200.  The maximum partial withdrawal You can make is 50% of Your net cash surrender value (the policy fund minus any surrender charge and minus any policy debt) in the first policy year and 90% of Your net cash surrender value in subsequent policy years.  See “Withdrawing Money From Your Policy Fund” on page 53.  There may be tax consequences for making a partial withdrawal.  See “Tax Effects” on page 60.

•         Surrendering Your Policy.   You can surrender Your policy for cash and then We will pay You the net cash surrender value (the policy fund minus any surrender charge and minus any policy debt).  There may be tax consequences for surrendering Your policy.  See “Surrendering Your Policy” on page 54.  See “Tax Effects” on page 60.

•         Policy Loans.   You may borrow up to 92% of Your cash surrender value (the policy fund less the surrender charge) minus any policy debt. Your policy will be the sole security for the loan. Your policy states a minimum loan amount, usually $200.  See “Policy Loans” on page 52.  Policy loan interest is generally  not tax deductible on policies owned by an individual.  There may be federal tax consequences for taking a policy loan. See “Tax Effects” on page 60.

•         Transfers of Policy Fund.   You may transfer Your policy fund among the investment divisions and between the General Account and the various investment divisions.  Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee for each transfer after the 12th in a policy year.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.  There are additional limitations on transfers to and from the General Account. See “Transfer Of Policy Fund” on page 46 and “Transfer Limitations” on page 47.

•         Dollar Cost Averaging (“DCA”).   The DCA program enables You to make scheduled monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions.  The minimum monthly amount to be transferred using DCA is $200.  See “Dollar Cost Averaging” on page 49.

•         Enhanced Dollar Cost Averaging (“EDCA”).   By Midland National’s current Company practice, on monies allocated into the EDCA program during the first four policy months, We will pay an effective annual interest rate of 9% on Your declining balance in the General Account until the end of the first policy year.   See “Enhanced Dollar Cost Averaging” on page 50.

•         Portfolio Rebalancing.   The Portfolio Rebalancing Option allows policyowners, who are not participating in a DCA program, to have Us automatically reset the percentage of policy fund allocated to each investment division to a pre-set level.  At each policy anniversary, We will transfer amounts needed to “balance” the policy fund to the specified percentages selected by You.  See “Portfolio Rebalancing” on page 50.

•         Automatic Distribution Option.  You can elect to receive automatic distributions of Your net cash surrender value on a monthly, quarterly, semi-annual or annual basis by filling out one form, and We will automatically process the necessary withdrawals and loans.  See “Automatic Distribution Option” on page 51.

Tax Benefits

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code.  Assuming that the policy does satisfy that definition, the death benefit generally should be excludable from the gross income of its recipient.  Similarly, You should not be deemed to be in constructive receipt of the policy value (the policy fund), and therefore should not be taxed on increases in the policy fund until You take out a loan or withdrawal, surrender the policy, or We pay the maturity benefit.  In addition, transfers of policy funds (among the investment divisions and between the General Account and the various investment divisions) are not taxable transactions.

See “Tax Risks” on page 9 and “Tax Effects” on page 60.  You should consult with and rely on a qualified tax advisor for assistance in all policy related tax matters.

Additional Benefits

Your policy may have one or more supplemental benefits that are options or attached by rider to the policy.  Each benefit is subject to its own requirements as to eligibility and additional cost.  The additional benefits that may be available to You are:

• Accelerated Benefit Rider – Chronic Illness	• Flexible Disability Benefit Rider 2
• Accelerated Benefit Rider – Terminal Illness	• Guaranteed Insurability Rider
• Accidental Death Benefit Rider	• Protected Flexibility Rider
• Children’s Insurance Rider 2	• Waiver of Charges Rider
• Enhanced Dollar Cost Averaging (EDCA)

Some of these benefits may have tax consequences and there are usually extra charges for them.  Please consult Your tax advisor before selecting or exercising an additional benefit.

Your Right To Examine This Policy

For a limited period of time, as specified in Your policy, You have a right to return Your policy for a refund.  See “YOUR RIGHT TO EXAMINE THIS POLICY” on page 66.

POLICY RISKS

Investment Risk

Your policy fund in the investment divisions will increase or decrease based on investment performance of the underlying portfolios. You bear this risk. We deduct fees and charges from Your policy fund, which can significantly reduce Your policy fund.  During times of poor investment performance, the deduction of fees and charges based on the net amount at risk will have an even greater negative impact on Your policy fund. If You allocated net premium to the General Account, then We will credit Your policy fund in the General Account with a declared rate of interest.  You assume the risk that the interest rate on the General Account may decrease, although it will never be lower then than a guaranteed minimum annual effective rate of 3%.  No one insures or guarantees the policy fund allocated to the investments divisions. Separate prospectuses describe the investment objectives, policies, and risks of the portfolios. You should purchase the policy only if You have the financial ability to keep it inforce  for a substantial period of time.  You should not purchase the policy if You intend to surrender all or part of the policy value in the near future.

This policy is not suitable as a short-term investment.

Surrender Charge Risk

If You surrender Your policy for its net cash surrender value or let Your policy lapse during the surrender charge period prior to the 19th policy year after the date of issue or an increase in face amount, We will deduct a surrender charge. It is possible that You will receive no net cash surrender value, especially if You surrender Your policy in the first few policy years.  See “Surrender Charge” on page 16.Taxes and a tax penalty may apply.  See “Tax Effects” on page 60.

Withdrawing Money

Withdrawals will reduce Your policy fund.  Withdrawals, especially those taken during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees of the policy.

We will deduct a withdrawal charge if You make more than one withdrawal in any given policy year.  The maximum partial withdrawal You can make during the first policy year is 50% of the net cash surrender value; in any policy year thereafter it is 90% of the net cash surrender value. Taxes and a tax penalty may apply.  See “Tax Effects” on page 60.

Risk of Lapse

Your policy can lapse if the net cash surrender value is not sufficient to pay the monthly deductions. Taxes and a tax penalty may apply if Your policy lapses while a policy loan is outstanding.

•         Planned Premium.  You choose a planned periodic premium. But  payment of the planned premiums may not ensure that Your policy will remain inforce.  Additional premiums may be required to keep Your policy from lapsing.  You need not pay premiums according to the planned schedule.  Whether Your policy lapses or remains inforce  can depend on the amount of Your policy fund  (less any policy debt and surrender charge). The policy fund, in turn, depends on the investment performance of the investment divisions You select. (The policy fund also depends, in part, on the premiums You pay and the charges We deduct.) However, You can ensure that Your policy stays inforce  during the no lapse guarantee period by paying premiums equal to those required to meet the no lapse guarantee premium amount requirements described in “Premium Provisions During The No Lapse Guarantee Period.” on page 24.

Nevertheless, the policy can lapse (1) during the no lapse guarantee period if You do not meet the no lapse guarantee premium requirements and (2) after the no lapse guarantee period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period). See “YOUR POLICY CAN LAPSE” on page 66.

•         Policy Loans.   Your loan may affect whether Your policy remains inforce. Your policy may lapse because the loaned amount cannot be used to cover the monthly deductions that are taken .  If Your loan lowers the value of Your policy fund to a point where the monthly deductions are greater than Your policy’s net cash surrender value, then the policy’s lapse provision may apply.   For more details see “Policy Loans” on page 52.

•         Surrender Charge Period.  If You allow Your policy to lapse during the surrender charge period, We will deduct a surrender charge.

Loan Risks

Taking a policy loan will have a permanent effect on Your policy fund and benefits under Your policy.  A policy loan will reduce the death benefit proceeds or any benefit paid on the maturity date (i.e., the policy anniversary after the Insured person's 120th birthday), and the net cash surrender value of Your policy.  Taking a policy loan also may make Your policy more susceptible to lapse, and may have tax consequences.  See "Policy Loans" on page 52 and "Tax Effects" on page 60.

Tax Risks

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code.  Guidance as to how these requirements are to be applied is limited.  Nevertheless, We believe that a policy issued on a standard rate class basis should satisfy the applicable requirements.  There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if You pay the full amount of premiums under the policy.

Depending on the total amount of premiums You pay, the policy may be treated as a modified endowment contract under federal tax laws.  If a policy is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the policy will be taxable as ordinary income to the extent there are earnings in the policy.  In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before You reach age  59 ½.  If the policy is not a modified endowment contract, then distributions generally will be treated first as a return of basis or investment in the policy and then as taxable income.  Moreover, loans will generally not be treated as distributions.  Finally, neither distributions nor loans from a policy that is not a modified endowment contract are subject to the 10% penalty tax.

This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse.  The aim of this strategy is to continue borrowing from the policy until its contract value (i.e. the policy fund) is just enough to pay off the policy loans that have been taken out and then relying on the Protected Flexibility Rider to keep the policy in force until the death of the insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the death benefit under the Protected Flexibility Rider is lower than the policy’s original death benefit, then the policy might become a MEC  which could result in a significant tax liability attributable to the balance of any policy debt.  Second, this strategy will fail to achieve its goal if the policy is a MEC  or becomes a MEC  after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise.  Anyone considering using the policy as a source of tax-free income by taking out policy loans should, before purchasing the policy, consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

See “Tax Effects” on page 60.  You should consult a qualified tax advisor for assistance in all policy-related tax matters.

Risk of Increases in Charges

Certain fees and charges assessed against the policy are currently at levels below the guaranteed maximum levels.  We may increase these fees and charges up to the guaranteed maximum level.  If fees and charges are increased, the risk that the policy will lapse increases and You may have to increase the premiums to keep the policy inforce.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus.  Please refer to the portfolios’ prospectuses for more information.

There is no assurance that any portfolio will achieve its stated investment objective.

Fee Table

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the policy.  The first table describes the fees and expenses that You will pay at the time You make premium payments, take cash withdrawals, surrender the policy, exercise certain riders or transfer policy funds between investment divisions.

Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted[i]
		Maximum Guaranteed Charge	Current Charge
Premium Charge	Upon receipt of a premium payment.	5.0% of each premium payment in all policy years.	5.0% in years 1-10.
Civil Service Allotment Service Charge	Upon receipt of a premium payment where Civil Service Allotment is chosen.	$0.46 from each bi-weekly premium payment.	$0.46 from each bi-weekly premium payment.
Surrender Chargeii (Deferred Sales Charge) Minimum and Maximum	At the time of surrender or lapse that occurs (a) during the first 19 policy years, or (b) during the first 19 policy years following any increase in face amount.	$12.00 up to $49.00 in the first policy year per $1,000 of face amount.iii	$12.00 up to $49.00 in the first policy year per $1,000 of face amount.iii
Charge for a male Insured issue age 35 in the nontobacco premium class in the first policy year.		$20.00 per $1,000 of face amount.	$20.00 per $1,000 of face amount.
Partial Withdrawal Charge	Upon partial withdrawal.	$25 on any withdrawal after the first one in any policy year.	$25 on any withdrawal after the first one in any policy year.
Transfer Fees	Upon transfer of any money from the investment divisions or the General Account.	$25 on each transfer after the 12th transfer in any one policy year.	$0 on all transfers.

The next table describes the fees and expenses that You will pay periodically during the time that You own the policy, not including mutual fund portfolio fees and expenses.

Periodic Fees Related to Owning the Policy Other than Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted[i]
		Maximum Guaranteed Charge	Current Charge
Cost of Insurance Deduction[i][v] Minimum and Maximum	On the policy date and on every monthly anniversary.	$0.02 up to $35.30 per $1,000 of net amount at risk[v] per month.	$0.02 up to $28.54 per $1,000 of net amount at risk[v] per month.
Charges for a male Insured issue age 35 in the nontobacco premium class in the first policy year with an initial face amount of $200,000.		$0.10 per $1,000 of net amount at risk per month.	$0.03 per $1,000 of net amount at risk per month.
Per Policy Expense Charge	On the policy date and on every monthly anniversary.	$12 per month in all policy years.	$12 per month in all policy years.
Per Unit Expense Charge Minimum and Maximum Charges for a male Insured issue age 35 in the nontobacco premium class in the first policy year with an initial face amount of $200,000.	On the policy date and on every monthly anniversary.	$0.01 up to $3.185 per month per $1,000 of specified face amount of insurance in all policy years. $0.095 per month per $1,000 of specified face amount of insurance.	$0.01 up to $3.185 per month per $1,000 of specified face amount of insurance in years 1-10 only. $0.095 per month per $1,000 of specified face amount of insurance.
Percent of Policy Fund Charge	On the policy date and on every monthly anniversary.	0.05% per month of the total policy fund value in policy years 1-10 and 0.0042% per month thereafter (equivalent to annual rates of 0.60% and 0.05%, respectively).	0.05% per month of total policy fund value in policy years 1 – 10 and 0.0042% per month thereafter.
Loan Interest Spreadvi	On policy anniversary or earlier, as applicable.vii	5.00% (annually) in policy years 1-5; 0.00% (annually) thereafter. vi	2.00% (annually) in policy years 1-5; 0.00% (annually) thereafter. vi
Additional Benefit Chargesviii
Accelerated Benefit Rider – Chronic Illness	At the time a benefit is paid out.	$200.00	$200.00
Accelerated Benefit Rider – Terminal Illness	At the time a benefit is paid out.	$200.00	$200.00
Accidental Death Benefit Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.03 up to $0.09 per month per $1,000 of Accidental Death Benefit selected.	$0.03 up to $0.09 per month per $1,000 of Accidental Death Benefit selected.
Charge for a male Insured attained age 35 in the nontobacco premium class in the first policy year following the rider date.		$0.07 per month per $1,000 of Accidental Death Benefit.	$0.07 per month per $1,000 of Accidental Death Benefit.
Children's Insurance Rider 2	On rider date and each monthly anniversary thereafter.	$0.50 per month per $1,000 of Children's Insurance benefit.ix	$0.50 per month per $1,000 of Children's Insurance benefit.
Flexible Disability Benefit Rider 2 Minimum and Maximum	On rider date and each monthly anniversary thereafter until the policy anniversary on which the Insured reaches attained age 60.	$0.27 up to $0.80 per month per $10 of monthly benefit.	$0.27 up to $0.80 per month per $10 of monthly benefit.
Charge for a male Insured issue age 35 in the nontobacco premium class.		$0.40 per month per $10 of monthly benefit.	$0.40 per month per $10 of monthly benefit.
Guaranteed Insurability Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.05 up to $0.17 per month per $1,000 of Guaranteed Insurability benefit elected.	$0.05 up to $0.17 per month per $1,000 of Guaranteed Insurability benefit elected.
Charge for a male Insured issue age 35 in the nontobacco premium class.		$0.17 per month per unit of Guaranteed Insurability Rider.	$0.17 per month per unit of Guaranteed Insurability Rider.
Protected Flexibility Rider	Not Applicable – no charge for this rider.	Not Applicable – no charge for this rider.	Not Applicable – no charge for this rider.
Waiver of Charges Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.01 up to $0.12 per month per $1,000 of face amount.	$0.01 up to $0.12 per month per $1,000 of face amount.
Charge for a male Insured issue age 35 in the nontobacco premium class in the first policy year.		$0.01 per month per $1,000 of face amount.	$0.01 per month per $1,000 of face amount.

iSome of these charges are rounded off in the accordance with regulations of the U.S. Securities and Exchange Commission.  Actual charges may be somewhat higher or lower.

iiThe surrender charge varies based upon the sex, issue age, and rating class of the Insured person on the issue date.  The surrender charges shown in the table may not be representative of the charges that You will pay.  Your policy’s data page will indicate the surrender charge applicable to Your policy.  For more detailed information concerning Your surrender  charges, please contact Our Administrative Office.

iiiThese charges decrease gradually in policy  years  2 through 19 to $0.00 for policy  years  20 and thereafter.  An increase in face amount establishes a new surrender charge schedule for the amount of the increase in face amount based upon the attained age and rating class at the time the face amount increase becomes effective.

ivThe cost of insurance rate varies based upon a number of factors, including, but not limited to, the sex, attained age, and rating class of the Insured person at the time of the charge.  The cost of insurance deductions shown in the table may not be representative of the charges that You will pay.  Your policy’s data page will indicate the maximum guaranteed cost of insurance deduction applicable to Your policy.  For more detailed information concerning Your cost of insurance deductions, please contact Our Administrative Office. We may place an Insured in a substandard underwriting class with ratings that reflect higher mortality risks and that result in a higher cost of insurance deduction.

vAs of any monthly anniversary, the net amount at risk is the death benefit less the policy fund  (after all deductions for that monthly anniversary, except the cost of insurance deduction).

viThe Loan Interest Spread is the difference between the amount of interest We charge You for a loan (guaranteed not to exceed a maximum of 8.00% annually) and the amount of interest We credit to the amount in Your loan account (which is 3.00% annually).

viiWhile a policy loan is outstanding, loan interest is charged in arrears on each policy anniversary or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured’s death.

viiiCharges for these riders may vary based on the policy duration, Insured’s issue or attained age, sex, risk class, and benefit amount.  Charges based on attained age may increase as the Insured ages.  The rider charges shown in the table may not be typical of the charges You will pay.  Your policy’s specification page will indicate the rider charges applicable to Your policy, and more detailed information concerning these rider charges is available upon request from Our Administrative Office.

ixRegardless of the number of children or their age, through age  18.

The next item shows the lowest and highest total operating expenses deducted from portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2011.  Expenses of the portfolios may be higher or lower in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses:

	Lowest		Highest
Total Annual Portfolio Operating Expenses[1] (total of all expenses that are deducted from portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses)	0.10%	-	2.00%

1The portfolio expenses used to prepare this table were provided to Midland National Life by the funds or their fund managers.  Midland National Life has not independently verified such information.  The expenses reflect those incurred as of December 31, 2011.  Current or future expenses may be greater or less than those shown.

These fees and expenses are paid out of the assets of the portfolio companies.  A comprehensive discussion of the risks, charges and expenses of each portfolio Company may be found in the portfolio Company’s prospectus.  You can obtain a current copy of the portfolio companies’ prospectuses by contacting to Us at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Phone: (800) 272-1642

Fax: (605) 335-3621 or toll-free (877) 208-6136

For information concerning compensation paid for the sale of the policies, see “DISTRIBUTION OF THE POLICIES” on page 73.

Summary OF VARIABLE UNIVERSAL LIFE -CV

DEATH BENEFIT OPTIONS

Variable Universal Life - CV provides life insurance on the Insured person. If the policy is inforce  We will pay a death benefit when the Insured person dies. You can choose between two death benefit options:

•        Option 1: death benefit equals the face amount of the insurance policy. This is sometimes called a “level” death benefit.

•        Option 2: death benefit equals the face amount plus the policy fund. This is sometimes called a “variable” death benefit.

The death benefit may be even greater in some circumstances. See “Death Benefit” on page 19.

We deduct any policy debt and unpaid charges before paying any benefits. The beneficiary  can take the death benefit in a lump sum or under a variety of payment plans.

The minimum face amount is generally $50,000. However, for:

•        Insured persons, age  0 to 14, non tobacco; and age  45 to 75, all classes at issue, the minimum face amount is $25,000;

•        Insured persons, age  20 to 44 at issue who are in the preferred plus non-tobacco, preferred non-tobacco or the preferred tobacco classes, the minimum face amount is $100,000.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your policy, within limits.

FLEXIBLE PREMIUM PAYMENTS

You may pay premiums whenever and in whatever amount You want, within certain limits. We require an initial premium at issue which is at least equal to one month’s no lapse guarantee premium. The no-lapse guarantee premium is based on the policy’s face amount and the Insured person’s age, sex and underwriting class. We are not required to accept any premium and We currently reject any premium of less than $50.00.  However under current Company practice, if paid by monthly bank draft, We will accept a premium  as low as $30.00.

You choose a planned periodic premium. But  payment of the planned premiums may not ensure that Your policy will remain inforce. Additional premiums may be required to keep Your policy from lapsing. You need not pay premiums according to the planned schedule. Whether Your policy lapses or remains inforce  can depend on the amount of Your policy fund  (less any policy debt and surrender charge). The policy fund, in turn, depends on the investment performance of the investment divisions You select. (The policy fund also depends on the premiums You pay and the charges We deduct.) However, You can ensure that Your policy stays inforce  during the no lapse guarantee period by paying premiums at least equal to those required to meet the accumulated no lapse guarantee premium requirements described in “Premium Provisions During The No Lapse Guarantee Period.” on page 24.

INVESTMENT CHOICES

You may allocate Your policy fund to up to fifteen of the fifty-eight investment divisions.

You bear the complete investment risk for all amounts allocated to any of these investment divisions. For more information, see “The Funds” on page 33. You may also allocate Your policy fund to Our General Account, where We guarantee the safety of principal and a minimum interest rate. See the “THE GENERAL ACCOUNT” on page 54.

YOUR POLICY FUND

Your policy fund begins with Your first premium payment. From Your premium We deduct a premium charge, any per premium expenses, and the first monthly deduction as described in the “Deductions From Your Premiums” section on page 55 and “Monthly Deduction From Your Policy Fund” on page 56. The balance of the premium is Your beginning policy fund.

Your policy fund reflects:

•        the amount and frequency of premium payments,

•        deductions for the cost of insurance, additional benefits and other charges,

•        the investment performance of Your chosen investment divisions,

•        interest earned on amounts allocated to the General Account,

•        the impact of loans, and

•        the impact of partial withdrawals.

There is no guaranteed policy fund for amounts allocated to the investment divisions.  See “The Policy Fund” on page 44.

Transfers

You may transfer Your policy fund among the investment divisions and between the General Account and the various investment divisions. We require a minimum amount for each transfer, usually $200. Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee after the 12th transfer in a policy year. There are additional limitations on transfers to and from the General Account. See “Transfer Of Policy Fund” on page 46.  Completed transfer requests received at Our Administrative Office in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request in good order after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. If you send your request by fax (facsimile), be sure to use the correct fax number.  See "Correspondence, Inquiries, and Transactions" on page 17. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.

Policy Loans

You may borrow up to 92% of Your net cash surrender value (the policy fund less the surrender charge minus any policy debt). Your policy will be the sole security for the loan. Your policy states a minimum loan amount, usually $200. Policy loan interest accrues daily at an annual adjusted rate. See “Policy Loans” on page 52. Policy loan interest is not tax deductible on policies owned by an individual. There may be federal tax consequences for taking a policy loan. See “Tax Effects” on page 60.

Withdrawing Money

You may make a partial withdrawal from Your policy fund. The current minimum withdrawal amount is $200. The maximum partial withdrawal You can make in the first policy year is 50% of Your net cash surrender value; thereafter it is 90% of the net cash surrender value. The net cash surrender value is the policy fund minus any surrender charge minus any policy debt. Withdrawals are subject to other requirements. If You make more than one withdrawal in a policy year, then We deduct a service charge (no more than $25) for each subsequent withdrawal. See “Withdrawing Money From Your Policy Fund” on page 53. Withdrawals could considerably reduce or eliminate some benefits or guarantees of the policy.  Withdrawals and surrenders may have negative tax effects. See “Tax Effects” on page 60.  Completed partial withdrawal requests received at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. If you send your request by fax (facsimile), be sure to use the correct fax number.  See "Correspondence, Inquiries, and Transactions" on page 17.

Surrendering Your Policy

You can surrender Your policy for cash and then We will pay You the net cash surrender value. A surrender charge will be deducted if You surrender Your policy or allow it to lapse during the surrender charge period.  It is possible that You will receive no net cash surrender value if You surrender Your policy, especially in the first few policy  years. See “Surrendering Your Policy” on page 54. Taxes and a tax penalty may apply. See “Tax Effects” on page 60.

Completed surrender requests received at Our Administrative Office in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. If you send your request by fax (facsimile), be sure to use the correct fax number.  See "Correspondence, Inquiries, and Transactions" on page 17.

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

For most policies We deduct a 5% premium charge from each premium payment. The premium charge is based on the initial face amount at the time of issue and does not increase or decrease if there is a subsequent change in the face amount of the policy.  Currently, We intend to eliminate this premium charge after 10 policy years. (This elimination is not guaranteed.) This charge partially reimburses Us for the selling and distribution costs of this policy and for premium taxes We pay. If You elect to pay premiums by Civil Service Allotment, We also deduct a 46¢ (forty-six cents) service charge from each bi-weekly premium payment. See “Deductions From Your Premiums” on page 55.

Deductions From Your Policy Fund

Certain amounts are deducted from Your policy fund monthly.  These are:

•        a per policy expense charge of $12.00.

•        a cost of insurance deduction. The amount of this charge is based on a number of factors, including, but not limited to, the Insured person’s attained age, sex, risk class, and the amount of insurance under Your policy; and

•        A per unit expense charge that varies depending on the insured’s issue age, sex and underwriting class; and

•        A percent of policy fund charge that varies by policy duration; and

•        charges for additional benefits.

In addition, We can deduct fees when You make:

•        a partial withdrawal of net cash surrender value more than once in a policy year; or

•        more than twelve transfers a year between investment divisions (We currently waive this charge.)

For more information on these deductions see “Monthly Deduction From Your Policy Fund” on page 56.

Surrender Charge

We deduct a surrender charge only if You surrender Your policy for its net cash surrender value or let Your policy lapse during the surrender charge period (this period is 19 policy years from the date of issue or an increase in face amount). If You keep this policy inforce  for longer than the surrender charge period, then You will not incur a surrender charge.

The surrender charge varies by the issue age and  sex of the Insured at the time of issue. The per $1,000 of face amount surrender charge is highest in the first year of Your policy and decreases to $0.00 after the end of the surrender charge period (this period is 19 policy years after the date of issue or an increase in face amount). For example, a male with an issue age  of 35 will have a first year surrender charge of $20.00 per $1,000 of face amount, but a male issue age  65 will have a first year surrender charge of $48.00 per $1,000 of face amount. The maximum first year surrender charge for all issue ages, sexes, and classes is $49.00 per $1,000 of face amount. The $49.00 per $1,000 of face amount surrender charge occurs for females issued in the range of ages 70 through 75.

The surrender charge at the time of surrender is determined by multiplying the surrender charge listed in Your policy form, for the appropriate policy year, times the appropriate face amount of insurance and dividing by 1,000. If You decrease Your face amount after Your policy is issued, the surrender charge will not change. If You increase Your face amount after Your policy is issued, We will send You an endorsement, which specifies a new surrender charge and a new 19 year surrender charge period for the amount of the increase. See “Surrender Charge” on page 58 for a full description of how the new surrender charges are determined for a face amount increase and for examples of the surrender charges for various issue ages, sexes and classes.

ADDITIONAL INFORMATION ABOUT THE POLICIES

Your Policy Can Lapse

Your policy remains inforce  if the net cash surrender value can pay the monthly deductions. In addition, during the no lapse guarantee period Your policy will remain inforce  as long as You meet the applicable no lapse guarantee premium requirements. However, the policy can lapse (1) during the no lapse guarantee period if You do not meet the no lapse guarantee premium requirements and (2) after the no lapse guarantee period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period). See “YOUR POLICY CAN LAPSE” on page 66.

Correspondence, Inquiries, and Transactions

You can write to Us or call Us at Our Administrative Office to request transactions under Your policy, such as paying premiums, making transfers between investment divisions, or changing the face amount of Your policy, or with questions or to request information or service for Your policy.  Our Administrative Office is located at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

(800) 272-1642

FAX (Facsimile) Numbers

We have different fax (facsimile) numbers for different types of services.

 Transaction Requests

To send Us transaction requests by fax (facsimile), You should use the following fax numbers:

(605) 373-8557

 (877) 841-6709 (toll-free)

Some examples of transaction requests are:

                                 1.         Partial Withdrawals

                                 2.         Loan requests

                                 3.         Surrender requests

                                 4.         Transfers among funds

                                 5.         Fund  or General Account additions/deletions

                                 6.         Premium allocation changes

                                 7.         Monthly deduction changes

                                 8.         Dollar Cost Averaging set-up

                                 9.         Portfolio rebalancing set-up

Transaction requests must be in “good order” and received at Our Administrative Office, at the address or number(s) above, to be processed (see “Policy Fund Transactions and “Good Order”” on page 46.)  Any transaction requests sent to another number (including the fax numbers below under “Service Requests”) or address may not be considered received and may not receive that day’s price.

Service Requests

To send Us service requests by fax (facsimile), You should use the following fax numbers:

(605) 335-3621

(877) 208-6136 (toll-free)

Transaction requests should not be faxed to these numbers, but instead to the Transaction Request fax numbers, above.

Some examples of service requests would be:

                                 1.         Ownership changes

                                 2.         Beneficiary  changes

                                 3.         Collateral Assignments

                                 4.         Address changes

                                 5.         Request for general policy information

                                 6.         Adding or canceling Riders or Additional Benefits

                                 7.         Requesting prospectuses (or other information and documents) about the policy or the underlying funds

The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We may record all telephone requests. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the policy owner by name, social security number, date of birth of the owner or the Insured, or other identifying information. We only allow certain transaction requests to be made with a telephone request.  Partial withdrawal, transfer, surrender and loan requests must be in good order, and may be made in writing or facsimile to Our Administrative Office.  Facsimile, internet, and telephone correspondence and transaction requests may not always be available. Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should make Your correspondence and transaction request in writing.  There are risks associated with requests made by facsimile, internet, or telephone when the original request is not sent to Our Administrative Office. You bear these risks.  Accordingly, We disclaim any liability for losses resulting from allegedly unauthorized facsimile, internet, or telephone requests that We believe are genuine.

State Variations

Certain provisions of the policies may be different than the general description in the prospectus, and certain riders and options may not be available, because of legal restrictions in Your state. See Your policy for specific variations since any such variations will be included in Your policy or in riders or endorsements attached to Your policy. See Your agent or contact Our Administrative Office for additional information that may be applicable to Your state.

Tax-Free “Section 1035” Exchanges

You can generally exchange one life insurance policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both policies carefully. Remember that if You exchange another policy for the one described in this prospectus, You might have to pay a surrender charge and income taxes, including a possible penalty tax, on Your old policy, and there will be a new surrender charge period for this policy and other charges may be higher (or lower) and the benefits may be different. You should not exchange another policy for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this policy (that person will generally earn a commission if You buy this policy through an exchange or otherwise).  If You purchase the policy in exchange for an existing life insurance policy from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the policy until We receive it. You should consult with and rely on a tax advisor if You are considering a policy exchange.    See “Tax Effects” on page 60.

Detailed information about VUL - CV

INSURANCE FEATURES

This prospectus describes Our Variable Universal Life - CV policy. There may be contractual variances because of requirements of the state where Your policy is delivered.

How the Policies Differ From Whole Life Insurance

Variable Universal Life - CV provides insurance coverage with flexibility in death benefits and premium payments. It enables You to respond to changes in Your life and to take advantage of favorable financial conditions. The policy differs from traditional whole life insurance because You may choose the amount and frequency of premium payments, within limits.

In addition, Variable Universal Life - CV has two types of death benefit options. You may switch back and forth between these options. The policy also allows You to change the face amount (within limits) without purchasing a new insurance policy. However, evidence of insurability may be required.

Variable Universal Life - CV is “variable” life insurance because the policy fund and other benefits will vary up or down depending on the investment performance of the investment divisions or options that You select. You bear the risk of poor investment performance, but You get the benefit of good performance.

Application for Insurance

To apply for a policy You must submit a completed application. We decide whether to issue a policy based on the information in the application and Our standards for issuing insurance and classifying risks. If We decide not to issue a policy, then We will return the sum of premiums paid plus interest credited. The maximum issue age  is 75.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling broker-dealer or life insurance agent to forward the application to Us promptly, or because of delays in determining that the policy is suitable for You. Any such delays will affect when Your policy can be issued and when Your net premium is allocated among Our General Account and/or investment divisions.

We offer other variable life insurance policies that have different death benefits, policy features, and optional benefits. However, these other policies also have different charges that would affect Your investment performance and policy fund. To obtain more information about these other policies, contact Our Administrative Office.

Death Benefit

As long as Your policy remains inforce, We will pay the death benefit to the beneficiary  when the Insured dies (outstanding policy debt will be deducted from the proceeds).

As the owner, You may choose between two death benefit options:

•        Option 1 provides a benefit that equals the face amount of the policy. This “level” death benefit is for owners who prefer insurance coverage that does not vary in amount and has lower insurance charges. Except as described below, the Option 1 death benefit is level or fixed at the face amount.

•        Option 2 provides a benefit that equals the face amount of the policy plus the policy fund on the day the Insured person dies. This “variable” death benefit is for owners who prefer to have investment performance reflected in the amount of their insurance coverage. Under Option 2, the value of the death benefit fluctuates with Your policy fund.

Under either option, the length of time Your policy remains inforce  depends on the net cash surrender value of Your policy and whether You meet the no lapse guarantee period requirements. Your coverage lasts as long as Your net cash surrender value can cover the monthly deductions from Your policy fund. In addition, during the no lapse guarantee period, Your policy remains inforce  if the sum of Your premium payments (minus any loans or withdrawals) is greater than the sum of the monthly no lapse guarantee premiums for all of the policy months since the policy was issued.

Under both death benefit options, federal tax law may require a greater benefit.  The guideline minimum death benefit is the minimum death benefit Your policy must have to qualify as life insurance under section 7702 of the Internal Revenue Code.  The policy has two life insurance qualification tests – the cash value accumulation test and the guideline minimum premium test.  You must choose a test on Your application and, once chosen, You can never change Your test. Your choice depends on the premiums You want to pay.

These tests determine the guideline minimum death benefit.  If You do not want limits (subject to Company minimums and maximums and the policy becoming a Modified endowment contract) on the amount of premium You can pay into the policy, then the cash value accumulation test is usually the better choice.  Under the cash value accumulation test, the guideline minimum death benefit is the accumulation value of Your policy (i.e., Your policy fund) multiplied by a net single premium factor.  A table of net single premium factors and some examples of how they work are in the statement of additional information which is available free upon request (see back cover).

The guideline premium test will usually result in a lower minimum death benefit than the cash value accumulation test.  Your choice depends on the premiums You want to pay.  THE GUIDELINE PREMIUM TEST IS THE DEFAULT TEST FOR YOUR POLICY, AND HISTORICALLY HAS BEEN THE MORE POPULAR CHOICE.  Under the guideline premium test, the guideline minimum death benefit is the accumulation value of Your policy (i.e., Your policy fund) times a death benefit percentage.  The death benefit percentage varies by the attained age of the insured(s) at the start of the policy year and declines as the Insured gets older (this is referred to as the “corridor” percentage).  The minimum death benefit will be Your policy fund on the day the Insured dies multiplied by the corridor percentage for his or her age.  For this purpose, age  is the attained age (last birthday) at the beginning of the policy year of the Insured’s death.  A table of corridor percentages and some examples of how they work are in the statement of additional information, which is available free upon request (see back cover).

The investment performances of the investment divisions and the interest earned in the General Account affect Your policy fund. Therefore, the returns from these investment choices can affect the length of time Your policy remains inforce.

The minimum initial face amount generally is $50,000. For issue ages  0 to 14 in the non-tobacco class, and for issue ages 45 – 75 the minimum face amount is $25,000.  For issue ages  20 to 44 in the preferred plus non-tobacco, the preferred tobacco, and the preferred non-tobacco rate classes, the minimum face amount is $100,000.

Notice and Proof of Death

We require satisfactory proof of the Insured person’s death before We pay the death benefit. That can be a certified copy of a death certificate, a written statement by the attending physician, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to Us.

Payment of Death Benefits and Lump Sum Payments

When a death  benefit  is paid in a lump sum the beneficiary  has two options available to them.  The first option is payment in a lump sum check in the amount of the death  benefit  proceeds.  The other option is payment of the death benefit by establishing an interest bearing draft account, called the "Midland National Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland National Access Account. Any interest paid on amounts in the Midland National Access Account are currently taxable to the beneficiary. The Midland National Access Account is not available in all jurisdictions.

The Midland National Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland National Access Account.

Maturity Benefit

If the Insured person is still living on the maturity date, We will pay the owner  the policy fund less any outstanding loans. The policy will then end. The maturity date is the policy anniversary after the Insured person’s 120th birthday. See “MATURITY DATE” on page 67.  In certain circumstances, the tax consequences of continuing Your policy beyond the Insured person's 100th birthday are unclear and You should consult a tax advisor about these consequences.   See “Tax Effects” on page 60.

Changes In Variable Universal Life - CV

Variable Universal Life - CV gives You the flexibility to choose from a variety of strategies that enable You to increase or decrease Your insurance protection. Changing Your insurance protection may have tax consequences.  You should consult a tax adviser before changing Your insurance protection.

A reduction in face amount lessens the emphasis on a policy’s insurance coverage by reducing both the death benefit and the amount of pure insurance provided. The amount of pure insurance is the difference between the death benefit and the policy fund. This is the amount of risk We take. A reduced amount at risk results in lower cost of insurance deductions from Your policy fund.

Increases in the face amount have the exact opposite effect of decreases.

A partial withdrawal reduces the policy fund and will reduce the death benefit, while providing You with a cash payment, but generally does not reduce the amount at risk.

Choosing not to make premium payments may have the effect of reducing the policy fund.

Under death benefit option 1, a reduction in the policy fund, due to negative market performance, has the following effect:

•        it  increases the amount at risk (thereby increasing the cost of insurance deductions); and

•        it leaves the death benefit unchanged.

Under death benefit option 2, a reduction in the policy fund, due to negative market performance, has the following effect:

•        it decreases the death benefit; and

•        it either decreases the amount at risk or leaves it unchanged.

A reduction in the policy fund due to a partial withdrawal may have a different effect as shown in the example below.

Death Benefit Option 2 -- Face Amount + Policy Fund

		Policy NOT	Policy IN
		in Corridor	Corridor	Corridor Factor
Before	Face Amount	$ 100,000	$ 100,000	Age 35	2.5
Partial	Policy Fund	$ 30,000	$ 75,000
Withdrawal	Death Benefit	$ 130,000	$ 187,500
	Amount at Risk	$ 100,000	$ 112,500

	Partial Withdrawal	$ 10,000	$ 10,000

After	Face Amount	$ 100,000	$ 100,000
Partial	Policy Fund	$ 20,000	$ 65,000
Withdrawal	Death Benefit	$ 120,000	$ 165,000
	Amount at Risk	$ 100,000	$ 100,000

Under death benefit option 1, a partial withdrawal results in a dollar for dollar reduction of both the policy fund and  the face amount (and hence death benefit).

Changing The Face Amount of Insurance

You may change the face amount of Your policy by submitting a fully completed policy change application, in good order, to Our Administrative Office. You can only change the face amount twice each policy year. All changes are subject to Our approval and to the following conditions.

For increases:

•        Increases in the face amount must be at least $25,000.  By Midland National’s current company practice, We may allow amounts lower than this.

•        To increase the face amount, You must provide, in good order, a fully completed policy change application and satisfactory evidence of insurability. If the Insured person has become a more expensive risk, then We charge higher cost of insurance fees for the additional amounts of insurance (We reserve the right to change this procedure in the future).

•        Monthly cost of insurance deductions from Your policy fund will increase. These begin on the date the face amount increase takes effect.

•        The right to examine this policy does not apply to face amount increases. (It only applies when You first purchase the policy.)

•        There will be an increase in the no lapse guarantee premium requirement.

•        A new surrender charge period and a new or increased surrender charge will apply to the amount of the face amount increase.

For decreases:

•        The surrender charge remains unchanged at the time of decrease.

•        You cannot reduce the face amount below the minimum issue amounts at the time of reduction as noted on the schedule of policy benefits page of Your policy.

•        Monthly cost of insurance deductions from Your policy fund will decrease.

•        The federal tax law may limit a decrease in the face amount. If that limit applies, then Your new death benefit will be Your policy fund multiplied by the corridor percentage the federal tax law specifies for the Insured’s age  at the time of the change.

•        If You request a face amount decrease after You have already increased the face amount at substandard (i.e., higher) cost of insurance deductions, and the original face amount was at standard cost of insurance deductions, then We will first decrease the face amount that is at substandard higher cost of insurance deductions.  We reserve the right to change this procedure.

•        There will be no decrease in the contractual no lapse guarantee premium requirement. By Midland National’s current company practice, the no lapse guarantee premium is reduced when a decrease in face amount is processed.

Changing the face amounts may have tax consequences. You should consult a tax advisor before making any change. See “Tax Effects” on page 60.

Changing Your Death Benefit Option

You may change Your death benefit option from option 1 to option 2 by submitting a  fully completed policy change application, in good order, to Our Administrative Office. We require satisfactory evidence of insurability to make this change.  If You change from option 1 to option 2, the face amount decreases by the amount of Your policy fund on the date of the change. This keeps the death benefit and net amount at risk the same as before the change. We may not allow a change in death benefit option if it would reduce the face amount below the minimum issue amount, as noted on the schedule of policy benefits page of Your policy.

You may change Your death benefit option from option 2 to option 1 by sending a written request to Our Administrative Office.  If You change from option 2 to option 1, then the face amount increases by the amount of Your policy fund on the date of the change. These increases and decreases in face amount are made so that the amount of the death benefit remains the same on the date of the change. When the death benefit remains the same, there is no change in the net amount at risk. This is the amount on which the cost of insurance deductions are based.

Changing the death benefit option may have tax consequences. You should consult a tax advisor before making any change.  See “Tax Effects” on page 60.

When Policy Changes Go Into Effect

Any changes in the face amount or the death benefit option will go into effect on the monthly anniversary after the date We approve Your request. After Your request is approved, You will receive a written notice showing each change. You should attach this notice to Your policy. We may also ask You to return Your policy to Us at Our Administrative Office so that We can make a change. We will notify You in writing if We do not approve a change You request. For example, We might not approve a change that would disqualify Your policy as life insurance for income tax purposes.

Policy changes may have negative tax consequences. See “Tax Effects” on page 60. You should consult a tax advisor before making any change.

Flexible Premium Payments

You may choose the amount and frequency of premium payments, within the limits described below.

Even though Your premiums are flexible, Your Schedule of Policy Benefits page will show a “planned” periodic premium. You determine the planned premium when You apply and can change it at any time. You will specify the frequency to be on a quarterly, semi-annual or annual basis. Planned periodic premiums may be monthly if paid by pre-authorized check. Premiums may be bi-weekly if paid by Civil Service Allotment. The planned premiums may not be enough to keep Your policy inforce.  If You decide to make bi-weekly premium payments, We will assess the Civil Service Allotment Service Charge of $0.46 per bi-weekly premium.

The insurance goes into effect when We receive Your initial minimum premium payment (and approve Your application). We determine the initial minimum premium based on:

1)      the age, sex, and premium class of the Insured,

2)      the initial face amount of the policy, and

3)      any additional benefits selected.

All premium payments should be payable to Midland National. After Your first premium payment, all additional premiums should be sent directly to Our Administrative Office.

We will send You premium reminders based on Your planned premium schedule. You may make the planned payment, skip the planned payment, or change the frequency or the amount of the payment. Generally, You may pay premiums at any time. Amounts must be at least $50, unless made by a pre-authorized check. Under current Company practice, amounts made by a pre-authorized check can be as low as $30.

Payment of the planned premiums does not guarantee that Your policy will stay inforce. Additional premium payments may be necessary.  The planned premiums increase when the face amount of insurance increases.

If You send Us a premium payment that would cause Your policy to cease to qualify as life insurance under federal tax law, then We will notify You and return that portion of the premium that would cause the disqualification.

Premium Provisions During The No Lapse Guarantee Period.

During the no lapse guarantee period, You can keep Your policy inforce  by meeting a no lapse guarantee premium requirement.  This period lasts until the later of attained age 70 or 5 years from the policy issue date. A monthly no lapse guarantee premium is shown on Your Schedule of Policy Benefits. (This is not the same as the planned premiums.) The no lapse guarantee premium requirement will be satisfied if the sum of premiums You have paid, less Your loans and withdrawals, is equal to or greater than the sum of the monthly no lapse guarantee premiums required on each monthly anniversary. The no lapse guarantee premium increases when the face amount increases.

During the no lapse guarantee period, Your policy will enter a grace period and lapse if:

•        the net cash surrender value cannot cover the monthly deductions from Your policy fund; and

•        the total premiums You have paid, less Your loans and withdrawals, are less than the total monthly no lapse guarantee premiums required to that date.

Remember that the net cash surrender value is Your policy fund minus any surrender charge and minus  any outstanding policy debt.

This policy lapse can occur even if You pay all the planned premiums.

Premium Provisions After The No Lapse Guarantee Period.

After the no lapse guarantee period, Your policy will enter a grace period and lapse if the net cash surrender value cannot cover the monthly deductions from Your policy fund. Paying Your planned premiums may not be sufficient to maintain Your policy because of investment performance, charges and deductions, policy changes or other factors. Therefore, additional premiums may be necessary to keep Your policy inforce.

Allocation of Premiums

Each net premium will be allocated to the investment divisions or to Our General Account on the later of the day We receive Your premium payment, in good order, at Our Administrative Office (if We receive it before the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time)) or on the record date. When premium is received before the record date, the net premium will be held and earn interest in the General Account until the day after the record date.  When this period ends Your instructions will dictate how We allocate the net premium.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling broker-dealer or life insurance agent to forward the application to Us promptly, or because of delays in determining that the policy is suitable for You.  Any such delays will affect when Your policy can be issued and when Your net premium is allocated among Our General Account and/or investment divisions.  Once We receive the application and initial premium from the selling broker-dealer, Your instructions will dictate how We allocate the net premium.

The net premium is the premium minus a premium charge and any applicable service charge.  (Please note:  The first monthly deduction is also taken from the initial premium). Each net premium is put into Your policy fund according to Your instructions. Your policy application may provide directions to allocate net premiums to Our General Account or the investment divisions. You may not allocate Your policy fund to more than 15 investment divisions at any one point in time. Your allocation instructions will apply to all of Your premiums unless You write to Our Administrative Office with new instructions. You may also change Your allocation instructions by calling Us at (800) 272-1642 or faxing Us at (605) 373-8557 or toll-free (877) 841-6709.  Changing Your allocation instructions will not change the way Your existing policy fund is apportioned among the investment divisions or the General Account. Allocation percentages may be any whole number from 0 to 100. The sum of the allocation percentages must equal 100. Of course, You may choose not to allocate a premium to any particular investment division. See “THE GENERAL ACCOUNT” on page 54.

If You use a third party registered investment adviser in connection with allocations among the investment divisions, it is Your responsibility to pay the advisory fees.  Your use of any third party investment advisory or asset allocation servicedoes not constitute Us providing investment advice.

Additional Benefits

You may include additional benefits in Your policy. With some exceptions noted in the descriptions below, certain benefits result in an additional monthly deduction from Your policy fund. We do not limit the number of additional benefits You include with Your policy. You may cancel these benefits at any time. However, canceling these benefits may have adverse tax consequences and You should consult a tax advisor before doing so.

The following briefly summarizes the additional benefits that are currently available:

1.            Accelerated Benefit Rider – Chronic Illness: This rider is automatically included on all newly issued policies.  This benefit provides You with the ability to accelerate a portion of Your policy’s death benefit as an accelerated death benefit.  The actual payment made is called the accelerated benefit payment.   We do not charge a fee for this rider prior to the time of the accelerated benefit payment.

You can elcect to accelerate a portion of Your policy’s death benefit under this rider if the Insured person is “Chronically Ill” as defined in the rider.  Generally, “Chronically Ill” means that a Physician, as defined in the rider, has certified within the last 12 months that the insured (a) is permanently unable to perform, for at least 90 consecutive days, at least two out of six “Activities of Daily Living,” which are Bathing, Continence, Dressing, Eating, Toileting, and Transferring or (b) has severe cognitive impairment (each as defined in the rider).  Please refer to the actual rider for Our right to require a second opinion from another Physician.

The tax consequences associated with receiving an accelerated benefit payment under the Accelerated Benefit Rider – Chronic Illness are unclear.  It is possible that such distributions may be treated as taxable withdrawals.  Moreover, the tax consequences associated with reducing the death benefit after We pay an accelerated death benefit are also unclear.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

The accelerated benefit payment will be equal to the following:

1)      The accelerated death benefit, less

2)      An amount for future interest and also expected mortality, less

3)      Any debt repayment amount, less

4)      An administrative fee (this fee may not exceed $200)

On the date that We make an accelerated  benefit payment, We will reduce the death benefit of Your policy by the amount of the accelerated death benefit.  This will occur on each payment date if You choose to receive periodic payments under the accelerated death benefits for Chronic Illness.

The specified amount, any policy fund and any policy debt will be reduced by the ratio of 1. divided by 2., where 1. and 2. are as described below

1.      Accelerated death benefit on the election date.

2.      death benefit immediately prior to the election date.

You can choose the amount of the death benefit to accelerate at the time of the claim. The maximum accelerated death benefit is 24% of the eligible death benefit (which is the death benefit of the policy plus the sum of any additional death benefits on the life of the Insured person provided by any eligible riders) at each election to receive an accelerated death benefit, or $240,000, whichever is less. This amount may be smaller for a final election.  An election is valid for 12 months and only one election can be made in that 12 month period.

Your ability to accelerate a portion of the death benefit is subject to the terms and conditions of the rider itself.

2.            Accelerated Benefit Rider – Terminal Illness: This rider is automatically included on all newly issued policies.  This benefit provides You with the ability to accelerate a portion of Your Policy’s Death Benefit as an Accelerated Death Benefit.  The actual payment made is called the accelerated benefit payment.  We do not charge a fee for this rider prior to the time of the accelerated benefit payment.

You can choose to accelerate a portion of Your Policy’s Death Benefit under this rider if the Insured person has a terminal illness (terminal illness is defined as a condition in which a Physician, as defined in the rider, has certified that the insured’s life expectancy is 24 months or less - but this may be defined by a longer period of time if required by state law).  Please refer to the actual rider form for Our rights to require a second opinion from another Physician.

Pursuant to the Health Insurance Portability and Accountability Act of 1996, We believe that for federal income tax purposes an advanced sum payment made under the Accelerated Benefit Rider – Terminal Illness, should be fully excludable from the gross income of the recipient, as long as the recipient is the Insured person under the policy (except in certain business contexts) and the insured person’s life expectancy is 24 months or less, as certified by a licensed physician.  You should consult a tax advisor if such an exception should apply.  The tax consequences associated with reducing the death benefit after We pay an accelerated benefit are unclear, however.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

The accelerated benefit payment will be equal to the following:

1)      The accelerated death benefit, less

2)      An amount for future interest, less

3)      Any debt repayment amount, less

4)      An administrative fee (this fee may not exceed $200)

On the day We make the accelerated benefit payment, We will reduce the death benefit of Your Policy by the amount of the accelerated death benefit.

The specified amount, any policy fund and any policy debt will be reduced by the ratio of 1. divided by 2., where 1. and 2. are as described below

1.      accelerated death benefit on the election date.

2.      death benefit immediately prior to the election date:

You can choose the amount of the death benefit to accelerate at the time of the claim. The maximum accelerated death benefit is 50% of the eligible death benefit (which is the death benefit of the policy) at the time You elect to receive an accelerated death benefit, or $500,000, whichever is less.

Your ability to accelerate a portion of the death benefit is subject to the terms and conditions of the rider itself.

3.            Accidental Death Benefit Rider: This rider can be selected at the time of application or added to an inforce  policy.  Under this rider, We will pay an additional benefit if the Insured person dies from a physical injury that results from an accident, provided the Insured person dies before the policy anniversary that is within a half year of his or her 70th birthday. We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

4.            Children’s Insurance Rider 2: This rider can be selected at the time of application or added to an inforce  policy.  This rider provides term life insurance on the lives of the Insured person’s children. Coverage under this rider includes natural children, stepchildren and legally adopted children, between the ages  of 15 days and 18 years. They are covered until the Insured person reaches age  65 or the child reaches age  23, whichever is earlier. We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

The Children's Insurance Rider 2 provides term insurance.  Term insurance, unlike base coverage, does not provide a cash value or an opportunity for the death benefit to grow.  However, the cost of term insurance may be lower than the cost of base coverage.

5.            Enhanced Dollar Cost Averaging (EDCA):  Currently, the EDCA benefit provides that if the DCA source account is the General Account, We will pay an effective annual interest rate of 9% until the end of the first policy year on monies allocated into the EDCA program during the first four policy months.  Neither the EDCA program nor the 9% annual effective rate is guaranteed and both are subject to change or termination without notice.  We do not charge You a fee for this feature.

6.            Flexible Disability Benefit Rider 2: This rider must be selected at the time of application and is only available if You have selected the Waiver of Charges Rider.  Under this rider, We pay a set amount into Your policy fund each month (the amount is on Your Schedule of Policy Benefits).  The benefit is payable when the Insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months.  The disability must start before the policy anniversary following the Insured person’s 60th birthday.  The benefit will continue for as long as the disability lasts or until the Insured person reaches age  65, whichever is earlier. If the amount of the benefit paid into the policy fund is more than the premium amount permitted under the income tax code, the monthly benefit will be paid to the Insured.

The maximum monthly benefit that can be purchased is the smaller of $500 or the Guideline Level Annual Premium under death benefit option 1 divided by 12. For example, if Your Guideline Level Annual Premium under Option 1 is $3,000, the maximum monthly benefit You can elect is $250.00 (since $3,000/12 = $250 and $250 is smaller than $500).

We charge a fee for this rider on the rider date and on each monthly anniversary thereafter until the policy anniversary on which the Insured reaches attained age 60.

7.            Guaranteed Insurability Rider: This rider must be selected at the time of application.  This benefit provides for additional amounts of insurance without further evidence of insurability. We charge a fee for this rider on the rider date and on each monthly  anniversary thereafter.

8.            Protected Flexibility Rider:  This rider is automatically included on all newly issued policies and We do not charge You a fee for the benefit. This rider has two separate features.  One is a protected death benefit, and the other is an overloan protection benefit.

Protected Death Benefit. This feature guarantees that Your policy will remain in effect and the death benefit, less any policy debt, at the insured’s death, will be equal to the protected death benefit amount, provided the following conditions are met:

1.   You have elected the protected  death benefit;

2.   You do not take loans or withdrawals that exceed the protected  death benefit distributable fund; and

3.   You have not elected the overloan protection benefit (see below).

As long as the above conditions are met, this guarantee applies even if the net cash surrender value is insufficient to pay the monthly deductions under Your policy. This rider does not guarantee that other riders and supplemental benefits that are attached to the policy will remain in effect. If Your policy has a premium guarantee rider attached to it, such rider will be terminated upon the election of the protected death benefit. If the protected death benefit distributable fund becomes less than zero, then We will make the following changes to Your policy and send You written notice to Your last known address to inform You of these changes.

1.   We will terminate any riders or supplemental benefits that deduct rider charges or other fees from the policy fund.

2.   We will reduce the face amount to equal the protected death benefit amount.

Note:

•        The protected death benefit distributable fund is an amount equal to 97% of the result of (a) minus (b), where:

(a) is the policy fund; and

(b) is the greater of (1) and (2), where

(1) is (100% - the protected death benefit percentage) multiplied by the policy fund; and

                        (2) is the protected death benefit fund.

•        The protected death benefit percentage is used to calculate the portion of the policy fund that can be accessed (that is, taken out through a policy loan or partial withdrawal) by the policy owner and still keep the protected death benefit in effect. The protected death benefit percentage  starts at a value of 87% when the Insured reaches age  65, and stays at that level until the Insured reaches age  75; thereafter, the percentage increases to 91% and stays at that level for all higher ages. As the protected death benefit percentage increases, the policy owner has a larger protected death benefit distributable fund, which means a larger percentage of the policy fund can be accessed while keeping the protected death benefit in effect.

Protected Death Benefit Fund.  The protected death benefit fund is used to determine if the protected death benefit is in effect, and it dictates the amount of Your policy fund that is required to be allocated to the General Account. This fund will remain positive as long as You do not take loans or withdrawals in excess of the protected death benefit distributable fund. The protected death benefit fund is not a monetary amount that increases Your policy fund, cash surrender value or any other amount described in Your policy. Rather, it is a reference value used only to determine whether Your Policy stays in force.

The initial protected death benefit fund is based upon the protected death benefit amount that You choose, and the age, sex and premium class of the insured. The protected death benefit fund at any time thereafter is equal to the accumulation at the protected death benefit interest rate, of:

1.      the protected death benefit fund on the preceding monthly anniversary; minus

2.      any protected death benefit cost of insurance deduction at the beginning of the current policy month; minus

3.      the protected death benefit expense charge at the beginning of the month; minus

4.      any withdrawals of policy fund in excess of the protected death benefit distributable fund.

Protected Death Benefit Amount. The maximum protected death benefit amount is determined by the net cash surrender value at the time of election. The maximum protected death benefit amount will be less than or equal to Your face amount of insurance at the time You exercise Your right to the protected death benefit.  The minimum protected death benefit amount is $25,000.

The protected death benefit withdrawal amount is equal to the protected  death benefit distributable fund less any policy debt.  Any withdrawal of policy fund up to the protected death benefit withdrawal amount will not reduce the amount of the protected death benefit fund.  If, however, a withdrawal of policy fund exceeds the protected death benefit withdrawal amount, then We will reduce the amount of the protected death benefit fund by the amount by which such withdrawal exceeds the protected death benefit withdrawal amount.  Any reduction of the protected death benefit fund in connection with such an "excess" withdrawal will be accompanied by a reduction in the protected death benefit amount that is equal to (1) multiplied by the ratio of (2) to (3), where:

1.      The protected death benefit amount in effect at the end of the previous day; times

2.      the amount withdrawn from the protected death benefit fund; divided by

3.      the protected death benefit fund on the date of the withdrawal before deducting the amount of the withdrawal.

Impact of Policy Loans.  If You take a policy loan that causes Your policy debt to exceed the protected death benefit distributable fund, the rider will terminate.  Once the rider terminates, it cannot be reinstated.

You may make a loan repayment at anytime while the protected death benefit is available. Loan repayments during this period will be allocated to the General Account. Interest charged on policy debt will continue to accrue while the protected death benefit is available.

Note: In some circumstances, electing the protected death benefit may cause Your policy to become a modified endowment contract as defined by Section 7702A of the Internal Revenue Code. You should consult with and rely upon Your tax advisor prior to making policy changes, taking loans or withdrawals.

Overloan Protection Benefit. We guarantee that during the period that the overloan protection benefit is available, Your policy will remain in effect until the insured’s death, provided that (i) the policy is not terminated due to surrender, and (ii) You do not take loans or withdrawals after the overloan protection effective date (described below).

The overloan protection benefit is available provided the following conditions are met:

1.      the policy has been in effect for at least 15 policy years;

2.      the insured’s attained age is at least age  65; and

3.      You have made withdrawals of all Your premium;

4.      policy debt does not exceed the overloan election amount.

Overloan Election Amount.  The overloan election amount is defined as 89% of the policy fund for attained ages 65 to 74, and 93% of the policy fund for attained ages 75 and older.

Overloan Protection Effective Date. The entire amount of Your policy fund must be allocated to the General Account on and after the overloan protection effective date. If You have any portion of the policy fund in other accounts on the overloan protection effective date, We will transfer it to the General Account on that date.

On and after the overloan protection effective date, the following changes may occur:

1.      if the death benefit is option 2, then it will be changed to death benefit option 1, and the death benefit will be subject to the minimum death benefit provisions below;

2.      if the policy debt does not exceed the face amount as of the of overloan protection effective date, then the face amount will be decreased to equal the policy fund as of the overloan protection effective date; and

3.      all other riders will terminate.

Overloan Protection Period.  The overloan protection period ends on the earlier of:

1.   the insured’s death; or

2.   surrender of the policy; or

3.   the date any loans or withdrawals are taken.

During the overloan protection period:

1.      We guarantee Your policy will remain in effect until the insured’s death, provided the policy is not terminated due to surrender, and no loans or withdrawals are taken after the overloan protection effective date;

2.      the excess policy debt provision in the policy will be suspended; or

3.      all monthly deductions will be taken from the General Account.

4.      We will not allow any:

a.       Premium payments; or

b.      Transfers to the separate accounts; or

c.       Face amount changes; or

d.      Death benefit option changes.

5.      The protected death benefit for this rider will terminate and no longer be available.

Loan repayments can be made at anytime during the overloan protection period.  All loan repayments during this time will be allocated to the General Account.  Interest charged on policy debt will continue to accrue during the overloan protection period.

Note:

  Your policy may become a modified endowment contract (MEC) as defined by Section 7702A of the Internal Revenue Code as of the overloan protection effective date.  You should consult Your tax advisor before allowing Your policy to enter the overloan protection period.

•        This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse.  The aim of this strategy is to continue borrowing from the policy until its policy fund is just enough to pay off the policy loans that have been taken out and then relying on the Overloan Protection Benefit to keep the policy in force until the death of the insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the Overloan Protection Benefit provided is lower than the policy’s original death benefit, then the policy might fail to qualify as a life insurance contract under the Internal Revenue Code or might become a MEC,  either of which could result in a significant tax liability attributable to the balance of any outstanding loan.  Second, this strategy will fail to achieve its goal if the policy is a MEC  or becomes a MEC  after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise.  Before  purchasing the policy, anyone considering using the policy as a source of tax-free income by taking out policy loans should consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

9.      Waiver of Charges Rider: This rider can be selected at the time of application or added to an inforce  policy with proof of insurability.  With this benefit, We waive monthly deductions from the policy fund during  the total disability of the Insured, if the Insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months. If a disability starts before the policy anniversary following the Insured person’s 60th birthday, then We will waive monthly deductions from the policy fund for as long as the disability continues. If a disability starts after the policy anniversary following the Insured person’s 60th birthday, then You will not receive any benefit under this rider.

We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

SEPARATE ACCOUNT INVESTMENT CHOICES

Our Separate Account And Its Investment Divisions

The “Separate Account” is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies. The Separate Account meets the definition of a “Separate Account” under the federal securities laws. Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National’s other assets.  Midland National is obligated to pay all amounts guaranteed under the policy.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums in up to fifteen of the fifty-eight investment divisions currently available in Our Separate Account at any one time.

The Funds

Each of the portfolios available under the policy is a “series” of its investment company.  Currently there are fifty-eight investment divisions available.

The funds’ shares are bought and sold by Our Separate Account at net asset value. More detailed information about the funds  and their investment objectives, policies, risks, expenses and other aspects of their operations appear in their prospectuses, which accompany this prospectus.

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from “Rule 12b-1” fees deducted from fund assets.  Policy owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees.  The amount of these payments may be substantial, may vary between funds  and portfolios, and generally are based on a percentage of the assets in the funds  that are attributable to the Policies and other variable insurance products issued by Midland National.  These percentages currently range up to 0.25% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering (i) the Policies, and (ii) in its role as an intermediary, the funds.  Midland National and its affiliates may profit from these payments.

Investment Policies Of The Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio’s objectives and policies affect its returns and risks. Each investment division’s performance depends on the experience of the corresponding portfolio. The objectives of the portfolios are as follows:

Portfolio	Investment Objective
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Diversified Dividend Fund – Series I Shares (Formerly Invesco V.I. Dividend Growth Fund)

The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund will normally invest at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and have the potential for increasing dividends.

Invesco V.I. Global Health Care Fund – Series I Shares

The Fund’s investment objective is long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities issued by domestic and foreign companies and governments engaged primarily in the healthcare industry.

Invesco V.I. International Growth Fund – Series I Shares

The Fund's investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the Fund’s portfolio managers to have strong earnings growth. The Fund invests primarily in equity securities.

The Alger Portfolios
Alger Capital Appreciation Portfolio	Seeks long-term capital appreciation.
Alger Large Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio	Seeks long-term capital appreciation.
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	Seeks capital growth.
American Century VP International Fund	Seeks capital growth.
American Century VP Value Fund	Seeks long-term capital growth. Income is a secondary objective.
Fidelity® Variable Insurance Products
VIP Asset ManagerSM Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
VIP Asset Manager: Growth® Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk.
VIP Contrafund® Portfolio	Seeks long-term capital appreciation.
VIP Equity-Income Portfolio

Seeks reasonable income. Will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

VIP Freedom 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom Income Portfolio	Seeks high total return with a secondary objective of principal preservation.
VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation.
VIP Growth Opportunities Portfolio	Seeks to provide capital growth.
VIP Growth Portfolio	Seeks to achieve capital appreciation.
VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital.
VIP Index 500 Portfolio	Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital.
VIP Mid Cap Portfolio	Seeks long-term growth of capital.
VIP Money Market Portfolio*	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
VIP Overseas Portfolio	Seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Large Cap Value Fund	Seeks long-term capital appreciation.
Goldman Sachs VIT Structured Small Cap Equity Fund	Seeks long-term growth of capital.
Lord Abbett Series Fund, Inc.
Lord Abbett Calibrated Dividend Growth Portfolio (Formerly Lord Abbett Capital Structure Portfolio)	Seeks current income and capital appreciation.
Lord Abbett Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett International Opportunities Portfolio	Seeks long-term capital appreciation.
Lord Abbett Mid Cap Stock Portfolio (Formerly Lord Abbett Series Fund, Inc. Mid Cap Value Portfolio)	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
MFS® Variable Insurance Trusts
MFS® VIT Growth Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® VIT New Discovery Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® VIT Research Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® VIT Total Return Series	Seeks total return. The fund’s objective may be changed without shareholder approval.
MFS® VIT Utilities Series	Seeks total return. The fund’s objective may be changed without shareholder approval.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Formerly Neuberger Berman AMT Regency Portfolio)	Seeks growth of capital.
PIMCO Variable Insurance Trust
PIMCO VIT High Yield Portfolio**	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ProFunds Trust
ProFund VP Japan

Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average. The Fund seeks to provide a return consistent with an investment in the component equities in the Index hedged to U.S. Dollars. The Fund determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of the dollar-denominated Nikkei 225 futures contracts traded in the United States.

ProFund VP Oil & Gas	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
ProFund VP Small-Cap Value	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600 Value Index.
ProFund VP Ultra Mid-Cap

Seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400®. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund

Seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration. Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities.

Vanguard Variable Insurance Fund Portfolios

Vanguard® VIF Balanced Portfolio	Seeks to provide long-term capital appreciation and reasonable current income.
Vanguard® VIF High Yield Bond Portfolio***	Seeks to provide high level of current income.
Vanguard® VIF International Portfolio	Seeks to provide long-term capital appreciation.
Vanguard® VIF Mid-Cap Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard® VIF REIT Index Portfolio	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Vanguard® VIF Short-Term Investment-Grade Portfolio	Seeks to provide current income while maintaining limited price volatility.
Vanguard® VIF Small Company Growth Portfolio	Seeks to provide long-term capital appreciation.
Vanguard® VIF Total Bond Market Index Portfolio	Seeks to track the performance of a broad, market-weighted bond index.
Vanguard® VIF Total Stock Market Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

*During extended periods of low interest rates, the yields of money market investment division may become extremely low and possibly negative.

**Under normal circumstances, the fund invests at least 80% of its assets in a diversified portfolio of high yield securities (commonly known as "junk bonds").

***The fund invests mainly in a diversified group of high-yielding, higher risk corporate bonds, commonly known as "junk bonds," with lower-range credit quality ratings.

American Century Investment Management, Inc. manages the American Century VP Portfolios.  Fidelity Management & Research Company (FMR) is the manager for the Fidelity Variable Insurance Products (VIP) Portfolios except for the Fidelity Freedom fund’s which are managed by Strategic Advisers, Inc.  Fred Alger Management, Inc. manages The Alger Portfolios.  Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds. Invesco Advisers, Inc. manages the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Lord, Abbett & Co. LLC manages the Lord Abbett Series Fund, Inc.  MFS® Investment Management manages the MFS® Variable Insurance TrustSM.  Neuberger Berman Management LLC manages the AMT Portfolios.  Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust.  ProFund Advisors LLC is the investment advisor to ProFunds Trust. Van Eck Associates Corporation manages the Van Eck VIP Trust. The Vanguard Group, Inc. offers the Vanguard Variable Insurance Fund. Of the portfolios offered within the Fund, Vanguard provides investment advisory services for the Mid-Cap  Index Portfolio, the REIT Portfolio, the Short-Term Investment-Grade Portfolio, the Total Bond Market Index Portfolio, and the Total Stock Market Index Portfolio. Vanguard and Granahan Investment Management, Inc. provide investment advisory services for the Small Company Growth Portfolio. Wellington Management Company, LLP provides investment advisory services for the Balanced Portfolio and the High Yield Bond Portfolio. Baillie Gifford Overseas Ltd., M&G Investment Management Limited, and Schroder Investment North America Inc. provide investment advisory services for the International Portfolio. Vanguard is a trademark of the Vanguard Group, Inc.

The fund portfolios available under these policies are not available for purchase directly by the general public. In addition, the fund portfolios are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.

Nevertheless, the investment performance and results of any of the funds’ portfolios that are available under the policies may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment advisor or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the policy are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment adviser) will make payments to Us, and the amount of any such payments.  We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the policies, and, in Our role as an intermediary, the funds.  We may profit from these payments.

You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and Your investment goals, financial situation, and risk tolerance.  Because investment risk is borne by You, decisions regarding investment allocations should be carefully considered.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund's prospectus, statement of additional information and annual and semi/annual reports.  Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio.   You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the risk of any decline in Your policy fund resulting from the performance of the portfolios You have chosen.

Midland National does not provide investment advice and does not recommend or endorse any particular fund or portfolio.

You should carefully consider the investment objectives, risks, and charges and expenses of the portfolios before investing.  The portfolios' prospectuses contain this and other information and should be read carefully before investing. You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Phone: (800) 272-1642

Fax: (605) 335-3621 or toll-free (877) 208-6136

Effects of Market Timing

Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the General Account (“Harmful Trading”) can cause risks with adverse effects for other policy owners (and beneficiaries and portfolios).  These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

The ProFunds portfolios are designed for, and affirmatively permit, frequent and short term trading. Therefore, they may be more susceptible to these harmful effects than other portfolios. These portfolios might not be appropriate for long-term investors.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed large, or short-term transfers among investment divisions of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Charges In The Funds

The funds  charge for managing investments and providing services. Each portfolio’s charges vary.

The Fidelity VIP portfolios have an annual management fee. That is the sum of an individual fund fee rate and a group fee rate based on the monthly average net assets of Fidelity Management & Research Company’s mutual funds. In addition, each of these portfolios’ total operating expenses includes fees for management and shareholder services and other expenses (custodial, legal, accounting, and other miscellaneous fees). The fees for the Fidelity VIP portfolios are based on the Initial Class. See the Fidelity VIP prospectuses for additional information on how these charges are determined and on the minimum and maximum charges allowed.

The funds, with the exception of Fidelity VIP, have annual management fees that are based on the monthly average of the net assets in each of the portfolios. The funds  may also impose redemption fees, which We would deduct from Your policy fund.  See each portfolio company’s prospectus for details.

Asset Allocation Program

The following is a general description of the asset allocation program available under the policy.  A complete description of each model is available in the consumer brochure for the asset allocation program that is available upon request from Your registered representative.

General

Under Midland National’s asset allocation program, five static models have been developed based on different profiles of an investor’s financial goals, willingness to accept investment risk, investment time horizon and other factors.  You can elect one of these models or create Your own “self-directed” portfolio. Please note: static asset allocation models do not change or have updates to correspond with current market conditions.

The static asset allocation models available are not offered by this prospectus and are not part of Your policy.  Asset allocation models are a separate service We make available in connection with the policy at no additional charge to You, to help You select investment options.  Asset allocation programs are an investment strategy for distributing assets among asset classes to help attain an investment goal.  For Your policy, the asset allocation models can help with decisions You need to make about how to allocate Your policy fund among available subaccounts (and their corresponding portfolios).  The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

There is no assurance that investment returns will be better through participation in an asset allocation program.  Your policy may still lose money and experience volatility.

The Asset Allocation Models

There are five static asset allocation models currently available.  All of the models involve some degree of investment risk, including the risk of investment losses. Please note: static asset allocation models do not change or have updates to correspond with current market conditions.

Conservative – The conservative investor is particularly sensitive to short-term losses, but still has the goal of beating expected inflation over the long run. A conservative investor's aversion to short-term losses could compel him/her to shift into the most conservative investment if losses occur.  Conservative investors would accept lower long-term return in exchange for smaller and less frequent changes in portfolio value (i.e. less volatility). Analyzing the risk-return choices available, a conservative investor is usually willing to accept a lower return in order to seek relatively more safety of his or her investment.  However, even this model involves some risk of investment loss.

Moderate Conservative – This model is appropriate for the investor who seeks both modest capital appreciation and income from his/her portfolio.  This investor will have either a moderate time horizon or a slightly higher risk tolerance than the most conservative investor in a conservative range.  While this model is still designed to preserve the investor’s capital over the long term, fluctuation in value (and investment losses) may occur from year to year.

Moderate – The moderate investor is willing to accept more risk than the conservative investor is, and does not try to minimize investment losses but is probably not comfortable with and less willing to accept the short-term risk associated with achieving a long-term return substantially above the inflation rate. A moderate investor is somewhat concerned with short-term losses and would shift to a more conservative option in the event of significant short-term losses.  Achieving long-term return and safety of investment are of equal importance to the moderate investor.

Moderate Aggressive – Designed for investors with a high tolerance for risk and a longer time horizon.  This investor has little need for current income and seeks above-average growth from his/her investable assets.  The main objective of this range is capital appreciation, and these investors should be able to tolerate fluctuation in value and some losses in their portfolio values.

Aggressive - The aggressive portfolio should be constructed with the goal of maximizing long-term expected returns rather than to minimize possible short-term losses.  The aggressive investor values high returns relatively more and can tolerate both large and frequent fluctuations in portfolio value in exchange for a potentially higher long-term return.

The Current Models

Asset allocation models allocate policy fund among different asset classes, as discussed above, and one or more specific fund portfolios is/are used within each asset class.

Currently, the asset allocation models are made up of the following target percentages of asset classes:

Conservative

  60% Intermediate Bonds
  12% Cash Equivalents
  6% Large Cap Value
  6% High-Yield Bonds
  5% International Equity
  4% Large Cap Growth
  4% Mid Cap Equity
  3% Global Hard Assets

Moderate Conservative

  45% Intermediate Bonds
  7% Cash Equivalents
  10% Large Cap Value
  5% High-Yield Bonds
  11% International Equity
  8% Large Cap Growth
  8% Mid Cap Equity
  3% Small Cap Equity
  3% Global Hard Assets

Moderate

  33% Intermediate Bonds
  3% Cash Equivalents
  13% Large Cap Value
  4% High-Yield Bonds
  16% International Equity
  11% Large Cap Growth
  11% Mid Cap Equity
  5% Small Cap Equity
  4% Global Hard Assets

Moderate Aggressive

  19% Intermediate Bonds
  16% Large Cap Value
  3% High-Yield Bonds
  22% International Equity
  14% Large Cap Growth
  14% Mid Cap Equity
  7% Small Cap Equity
  5% Global Hard Assets

Aggressive

  5% Intermediate Bonds
  18% Large Cap Value
  29% International Equity
  16% Large Cap Growth
  17% Mid Cap Equity
  10% Small Cap Equity
  5% Global Hard Assets

Currently, the asset allocation models are made up of the following fund portfolios, by asset class:

Intermediate Bonds:

  PIMCO VIT Total Return Portfolio
  Fidelity VIP Investment Grade Bond Portfolio

Cash Equivalents:

  Fidelity VIP Money Market Portfolio

Large Cap Value:

  American Century VP Value Fund

Large Cap:

  Fidelity VIP Index 500 Portfolio

High-Yield Bonds:

  Fidelity VIP High Income Portfolio

International Equity:

  Invesco V.I. International Growth Fund
  Vanguard VIF International Portfolio

Large Cap Growth:

  MFS® VIT Growth Series

Mid Cap Equity:

  Vanguard VIF Mid-Cap Index Portfolio

Small Cap Equity:

  Vanguard VIF Small Company Growth Portfolio
  ProFunds VP Small-Cap Value

Hard Assets:

  Van Eck VIP Global Hard Assets Fund

Selecting an Asset Allocation Model

If You participate in the asset allocation program, then You must complete a questionnaire that, among other things, solicits information about Your personal investment risk tolerance, investment time horizon, financial goals and other factors.  Based on Your responses to that questionnaire, a particular asset allocation model may be suggested for Your use.

Although You may only use one model at a time, You may elect to change to a different model at any time as Your tolerance for risk and/or Your needs and objectives change or for any other reason.  Using the questionnaire and in consultation with Your representative, You may determine a different model better meets Your risk tolerance and time horizons.  There is no fee to change to a different model.

It is Your responsibility to select or change Your asset allocation model.  Your representative can provide You with information that may assist You in selecting a model appropriate for Your risk tolerance.  Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee they will perform better than a self-directed portfolio.  A model may fail to perform as intended, or may perform worse than any single investment portfolio, asset class or different combination of investment options.  In addition, the models are subject to all of the risks associated with the separate account investment portfolios.

Generally, You are free to move from one allocation model to another and to move in and out of the allocation models.  However, if You have an optional rider that limits Your investment options, and You reallocate Your policy fund or premium in a way that is not permitted by the rider, then the rider will terminate.

Your policy fund and future premium allocations will remain static based on the model that was in effect at the time You elected the model unless You provide Us with new instructions.

We are not registered as an investment advisor and are not providing any investment advice in making asset allocation models or self-directed portfolios available to Our policy owners.  Furthermore, Your registered representative is not providing any investment advice related to the asset allocation program.

USING YOUR POLICY FUND

The Policy Fund

Your policy fund is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a policy loan). Your policy fund reflects various charges. See “DEDUCTIONS AND CHARGES” on page 55. Monthly deductions are made on the policy date and on the first day of each policy month. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

Your policy fund begins with Your first premium payment.  From Your premium We deduct a premium charge, any applicable service charge, and the first monthly deduction (and any per premium expenses) as described in the “Deductions From Your Premiums” section on page 55.  The balance of the premium is Your beginning policy fund.

Your policy fund reflects:

•        the amount and frequency of premium payments,

•        deductions for the cost of insurance, additional benefits and other charges,

•        the investment performance of Your chosen investment divisions,

•        interest earned on amounts allocated to the General Account,

•        the impact of loans, and

•        the impact of partial withdrawals.

We guarantee amounts allocated to the General Account. The guarantee is subject to Our financial strength and claims-paying ability.  There is no guaranteed minimum policy fund for amounts allocated to the investment divisions of Our Separate Account. An investment division’s performance will cause Your policy fund to go up or down. You bear that investment risk.

Amounts In Our Separate Account

Amounts allocated or transferred to the investment division are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums, repay loans or transfer amounts to that division. Accumulation units are redeemed when You make withdrawals, when You transfer amounts from an investment division (including transfers for loans), when We make monthly deductions and charges, and when We pay the death benefit. The number of accumulation units purchased or redeemed in an investment division is calculated by dividing the dollar amount of the transaction by the division’s accumulation unit value next determined at the end of the business day on which the transaction occurs; if the transaction occurs after 3:00 p.m. Central Time, then We will use the investment division's accumulation unit value on the next business day.    The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

How We Determine The Accumulation Unit Value

We determine accumulation unit values for the investment divisions at the end of each business day. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolio’s realized and unrealized capital gains and losses, the funds’ expenses, and Our deductions and charges. The accumulation unit value for each investment division is set at $10.00 on the first day there are policy transactions in Our Separate Account associated with these policies. After that, the accumulation unit value for any business day is equal to the accumulation unit value for the previous business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

•        We take the value of the shares belonging to the division in the corresponding fund portfolio at the close of business that day (before giving effect to any policy transactions for that day, such as premium payments or surrenders). We use the share value reported to Us by the fund.

•        We add any dividends or capital gains distributions paid by the portfolio on that day.

•        We divide this amount by the value of the amounts in the investment division at the close of business on the preceding business day (after giving effect to any policy transactions on that day).

•        We may also subtract any daily charge for taxes or amounts set aside as tax reserves.

Policy Fund Transactions and “Good Order”

The transactions described below may have different effects on Your policy fund, death benefit, face amount or cost of insurance deductions. You should consider the net effects before making any policy fund transactions. Certain transactions have fees. Remember that upon completion of these transactions, You may not have Your policy fund allocated to more than 15 investment divisions.

Good Order.  We cannot process Your requests for transactions relating to Your policy fund until We have received them in good order at Our Administrative Office.  “Good order” means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction.  This information and documentation generally includes, to the extent applicable, Your completed application, the policy number, the transaction amount (in dollars), the full names of and allocations to and/or from the investment divisions affected by the requested transaction, the signatures of all policy owners (exactly as registered on the policy), social security number or taxpayer I.D., and any other information or supporting documentation that We may require.  With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

Transfer Of Policy Fund

You may transfer amounts among the investment divisions and between the General Account and any investment divisions. To make a transfer of policy fund, write to Our Administrative Office at the address shown on page one of this prospectus.  You may also call-in Your requests to Our Administrative Office toll-free at (800) 272-1642 or fax Your requests to Our Administrative Office at (605) 373-8557 or toll-free (877) 841-6709.  Any requests sent to other numbers may not be considered received in Our Administrative Office.  Currently, You may make an unlimited number of free transfers of policy fund in each policy year (subject to “Transfer Limitations” below).  However, We reserve the right to assess a $25 charge for each transfer after the 12th in a policy year. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.  If We charge You for making a transfer, then We will allocate the charges as described under “Deductions and Charges - How Policy Fund Charges Are Allocated” on page 58. Although a single transfer request may include multiple transfers, it will be considered a single transfer for the purpose of assessing any transfer charge.

The total amount that can be transferred from the General Account to the Separate Account, in any policy year, cannot exceed the larger of:

1.      25% of the unloaned amount in the General Account at the beginning of the policy year, or

2.      $25,000. (We reserve the right to decrease this to $1,000.)

These restrictions may prolong the period of time it takes to transfer Your total policy fund assets in the General Account to investment divisions and, therefore, You should carefully consider whether investment in the General Account meets Your needs and investment criteria.

These limits do not apply to transfers made in a Dollar Cost Averaging program or Enhanced Dollar Cost Averaging program that extends over a time period of 12 or more months.

Completed transfer requests received, in good order, at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. We may delay transfers under certain circumstances.  See “WHEN WE PAY PROCEEDS FROM THIS POLICY” on page 71.

The minimum transfer amount is $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the minimum transfer amount.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment divisions, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by policy owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our policy owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the “market timing procedures”).  Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other policy owners or portfolio shareholders.

More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a policy within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market, followed by a transfer from Fidelity VIP Money Market back to MFS VIT New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same policy) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that policy’s transfer privileges and We will not accept another transfer request for 14 business days.  We will attempt to inform the policy owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days.  If We do not succeed in reaching the policy owner or registered representative by phone, We will send a letter by first class mail to the policy owner’s address of record.

We apply Our market timing procedures to all of the investment divisions available under the policy, including those investment divisions that invest in portfolios that affirmatively permit frequent and short-term trading (such as the ProFunds portfolios). However, We offer other variable products that do not apply market-timing procedures with respect to those portfolios (that is, frequent or short-term trading is permitted). In addition, other insurance company’s offer variable life insurance and annuity contracts that may permit short-term and frequent trading in those portfolios. Therefore, if You allocate premiums or Your policy fund to investment divisions that invest in the ProFunds portfolios, You may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reverse a potentially harmful transfer.   If so, We will inform the policy owner and/or registered representative.  The policy owner will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account A, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division.

You should be aware that, as required by SEC regulation, We have entered into a written agreement with each underlying fund  or principal underwriter that obligates Us to provide the fund, upon written request, with information about You and Your trading activities in the investment divisions investing in the fund’s  portfolios.  In addition, We are obligated to execute instructions from the funds  that may require Us to restrict or prohibit Your investment in a specific investment division investing in a fund  portfolio if the corresponding fund  identifies You as violating the frequent trading policies that the fund  has established for that portfolio.  You should read the prospectuses of the portfolios for more details on their ability to refuse of restrict purchases or transfers of their shares.

If We receive a premium payment from You with instructions to allocate it into a portfolio of a fund  that has directed Us to restrict or prohibit Your trades into the investment division investing in the same portfolio, then We will request new allocation instructions from You.  If You request a transfer into an investment division investing in a portfolio of a fund  that has directed Us to restrict or prohibit Your trades, then We will not effect the transfer.

In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other policy owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).  We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by policy owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment divisions.  For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more policies that We believe are connected (for example, two policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program, enhanced dollar cost averaging program, and portfolio rebalancing program in these limitations.  We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others.  We may not always apply these detections methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all policy owners that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original “wet” policy owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means).  We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Policy owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the policy may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of policy owners determined to be engaged in transfer activity that may adversely affect other policy owners or portfolios’ shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer.  Some market timers may get through Our controls undetected and may cause dilution in unit values for others.  We apply Our market timing procedures consistently to all policy owners without special arrangement, waiver, or exception.  We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions. By allocating monthly, as opposed to allocating the total amount at one time, You may reduce the impact of market fluctuations. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. You must complete the proper request form and send it to Us at Our Administrative Office, and there must be a sufficient amount in the DCA source account. The minimum amount required in the DCA source account for DCA to begin is the sum of $2,400 and the minimum premium. You can get a sufficient amount by paying a premium with the DCA request form, allocating net premiums, or transferring amounts to the DCA source account. The DCA election will specify:

a.       the DCA source account from which DCA transfers will be made,

b.      that any money received with the form is to be placed into the DCA source account,

c.       the total monthly amount to be transferred to the other investment divisions, and

d.      how that monthly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payments You intend to apply to DCA.

Once DCA is elected, additional net premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payment received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a policy year.

If it is requested when the policy is issued, then DCA will start at the beginning of the 2nd policy month. If it is requested after issue, then DCA will start at the beginning of the 1st policy month which occurs at least 30 days after the request is received.

DCA will last until the value in the DCA source account is exhausted or until We receive Your written termination request. DCA automatically terminates on the maturity date.

We do not charge any specific fees for You to participate in a DCA program. However, transfers made through a DCA program which only extends for fewer than 12 months will be included in counting the number of transfers of policy fund. While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 12th one in any policy year.

We reserve the right to end the DCA program by sending You one month’s notice.

Enhanced Dollar Cost Averaging (EDCA)

By Midland National’s current Company practice, if the source account is the General Account, We will pay an effective annual interest rate of 9% on the declining balance in the General Account until the end of the first policy year on monies allocated into the EDCA program during the first four policy months. Neither the EDCA program nor the 9% annual effective rate is guaranteed and both are subject to change without notice.  There is no charge for this feature.

Portfolio Rebalancing

The Portfolio Rebalancing Option allows policyowners, who are not participating in a Dollar Cost Averaging program, to have the Company automatically reset the percentage of policy fund allocated to each investment division to a pre-set level. You can select rebalancing to occur, quarterly, semi-annually or annually. For example, You may wish to specify that 30% of Your policy fund be allocated to the Fidelity VIP Growth investment division, 40% in the Fidelity VIP High Income investment division and 30% in Fidelity VIP Overseas investment division. Over time, the variations in the investment division’s investment results will shift the percentage allocations of Your policy fund. If You elect this option, then at each selected interval, We will transfer amounts needed to “balance” the policy fund to the specified percentages selected by You.

Rebalancing is not available to amounts in the General Account.  Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Even with a Portfolio Rebalancing Option, You can only allocate Your total policy fund in up to at most 15 investment divisions. Portfolio Rebalancing will remain in effect until We receive Your written termination request.  We reserve the right to end the Portfolio Rebalancing Option by sending You one month’s notice. Contact Us at Our Administrative Office to elect the Portfolio Rebalancing Option.

We do not charge any specific fees for You to participate in a portfolio rebalancing program. However, transfers made through a portfolio rebalancing program which only extends for fewer than 12 months will be included in counting the number of transfers of policy fund. While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 12th one in any policy year.

Automatic Distribution Option

You may choose to receive automatic distributions of Your net cash surrender value on a monthly, quarterly, semi-annual, or annual basis at any time by completing the Request for Automatic Distributions form and sending it to Us.  This option allows You to receive periodic income from Your policy’s net cash surrender value by simply filling out one form and allowing Us to process the necessary loans and partial withdrawals.  While this option is available at any time during the life of Your policy, it is best to delay distributions from Your life insurance policy for as long as possible.  Any distributions that You take from Your policy result in reductions to the policy proceeds payable at the time of the insured’s death and policy fund of the policy.  This automatic distribution option is mainly intended for distributions after Your surrender charge period has expired and is often used during retirement years.

When We receive the completed Automatic Distribution form, We will begin processing partial withdrawals on the following monthly anniversary.  Such partial withdrawals will be taken from the net cash surrender value in the amount and frequency You selected until We have distributed an amount equal to all premiums paid.  Partial withdrawals processed under the automatic distribution option will not be subject to the $25 fee that We normally charge when there is more than one partial withdrawal in a policy year.  When the amount distributed equals the amount of all premiums paid, We will begin processing loans in the amount and frequency You selected for as long as the policy’s net cash surrender value will support these loans.

The automatic distributions will continue until You send Us a written request to discontinue the distributions or until the policy’s net cash surrender value is insufficient to support additional withdrawals or loans.  There is not a separate charge for the automatic distribution option.  Any policy loans or partial withdrawals will result in a reduction to the policy proceeds from what would otherwise be payable to Your beneficiary at the insured’s death and the policy’s policy fund.   There may be tax consequences in taking automatic distributions from Your policy if it is or becomes a modified endowment contract.  Please consult a tax advisor prior to beginning an automatic distribution program so that You are knowledgeable about the tax impact of any partial withdrawals and policy loans.

Policy Loans

Using only Your policy as security, You may borrow up to 92% of the net  cash surrender value (the policy fund less the surrender charge minus any policy debt). If You request an additional loan, then the outstanding loan and loan interest will be added to the additional loan amount and the original loan will be canceled. Thus, You will only have one outstanding loan.  A loan taken from, or secured by, a policy may have federal income tax consequences. See “Tax Effects” on page 60.

Interest Credited on Policy Loans: The portion of the General Account that is equal to the policy loan will be credited with interest at a rate of 3% per year.

Policy Loan Interest Charged: Currently, the annual interest rate We charge on standard loans is 5.0%. We guarantee that the rate charged on standard loans will not exceed 8% per year.

Interest is due on each policy anniversary or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured’s death. If You do not pay the interest when it is due, then it will be added to Your outstanding loan and allocated based on the deduction allocation percentages for Your policy fund. This means We make an additional loan to pay the interest and will transfer amounts from the General Account or the investment divisions to make the loan. If We cannot allocate the interest based on these percentages, then We will allocate it as described below.

After the 5th policy year, We guarantee that We will offer zero cost loans on 92% of the net cash surrender value. The annual interest rate charged on zero cost loans is guaranteed to be 3% (which is the same rate We guarantee to credit on zero cost loans). We guarantee this rate unless a higher interest rate is required by the Internal Revenue Service. If the Internal Revenue Service requires a higher policy loan interest rate, We will charge the minimum interest rate allowed. A zero cost loan may have tax consequences. See “Tax Effects” on page 60.

You may request a loan by writing to Our Administrative Office.  You may also request a policy loan by faxing Us at Our Administrative Office at (605) 373-8557 or toll-free (877) 841-6709. Any requests sent to another number will not be considered received in Our Administrative Office.  You should tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated according to Your deduction allocation percentages as described under “How Policy Fund Charges Are Allocated” on page 58. If the loan cannot be allocated this way, then We will allocate it in proportion to the unloaned amounts of Your policy fund in the General Account and each investment division. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division (and transfer these amounts to the General Account).

Repaying the Loan: You may repay all or part of a policy loan while Your policy is inforce. While You have a policy loan, We assume that any money You send Us is meant to repay the loan. If You wish to have any of these payments serve as premium payments, then You must tell Us in writing.

You may choose how You want Us to allocate Your repayments. If You do not give Us instructions, We will allocate Your repayments based on Your premium allocation percentages.

The Effects Of A Policy Loan On Your Policy Fund: A loan against Your policy will have a permanent effect on Your policy fund and benefits, even if the loan is repaid. When You borrow on Your policy, We transfer Your loan amount into Our General Account where it earns a declared rate of interest. You cannot invest that loan amount in any Separate Account investment divisions. You may earn more or less on the loan amount, depending on the performance of the investment divisions and whether they are better or worse than the 3% annual interest We credit on the portion of the General Account securing the loan.  A policy loan will reduce the policy’s ultimate death benefit and net cash surrender value.

Your Policy May Lapse: Your loan may affect the amount of time that Your policy remains inforce. For example, Your policy may lapse because the loaned amount cannot be used to cover the monthly deductions that are taken from Your policy fund. If these deductions are more than the net cash surrender value of Your policy, then the policy’s lapse provision may apply. Since the policy permits loans up to 92% of the cash surrender value (the policy fund less the surrender charge) minus any policy debt, loan repayments or additional premium payments may be required to keep the policy inforce, especially if You borrow the maximum. We may withhold two months of anticipated policy costs from the total amount available for loan to help prevent your policy from immediately entering a grace period.

Withdrawing Money From Your Policy Fund

You may request a partial withdrawal of Your net cash surrender value by writing to Our Administrative Office. You may also fax Your requests to Our Administrative Office at (605) 373-8557 or toll-free (877) 841-6709.  Any requests sent to another number will not be considered received in Our Administrative Office.  If You make more than one partial withdrawal in a policy year, We will impose a partial withdrawal charge as explained in the paragraph entitled “Withdrawal Charges” listed below.   Partial withdrawals are subject to certain conditions. They must:

•        be at least $200,

•        in the first policy year, total no more than 50% of the net cash surrender value (the limit is 90% in subsequent policy years),

•        allow the death benefit to remain above the minimum for which We would issue the policy at that time, and

•        allow the policy to still qualify as life insurance under applicable tax law.

You may specify how much of the withdrawal You want taken from each investment division and Our General Account.  If You do not tell Us, then We will make the withdrawal as described in “Deductions and Charges - How Policy Fund Charges Are Allocated” on page 58.

Completed partial withdrawal requests received in good order at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

In general, We do not permit You to make a withdrawal of monies for which Your premium check has not cleared Your bank.

Withdrawal Charges. When You make a partial withdrawal more than once in a policy year, a charge of $25 will be deducted from Your policy fund. If You do not give Us instructions for deducting the charge, then it will be deducted as described under “Deductions and Charges - How Policy Fund Charges Are Allocated” on page 58.  This charge does not apply to withdrawals under the Automatic Distribution Option.

The Effects Of A Partial Withdrawal. A partial withdrawal reduces the amount in Your policy fund, the cash surrender value and generally the death benefit on a dollar-for-dollar basis. However, if the death benefit is based on the corridor percentage multiple, then the death benefit reduction could be greater. If You have elected death benefit option 1, then We will also reduce the face amount of Your policy so that there will be no change in the net amount at risk. Both the withdrawal and any reductions will be effective as of the business day We receive Your request in good order at Our Administrative Office if it is received before 3:00 p.m. Central Time.  If We receive Your request in good order at Our Administrative Office after 3:00 p.m. Central Time, then it will be effective on the following business day.

Depending on individual circumstances, a policy loan might be better than a partial withdrawal if You need temporary cash. A withdrawal may have tax consequences. See “Tax Effects” on page 60.

Surrendering Your Policy

You may surrender Your policy for its net cash surrender value while the Insured person is living. You do this by sending both a written request and the policy to Our Administrative Office. If You surrender Your policy or allow it to lapse during the surrender charge period, We will assess a surrender charge.  The net cash surrender value equals the cash surrender value minus any policy debt.  The net cash surrender value may be very low, especially during the early policy years.  During the surrender charge period (this period of time is the earlier of (a) 19 policy years after the date of issue or an increase in face amount or (b) attained age 95), the cash surrender value is the policy fund minus the surrender charge. After the surrender charge period, the cash surrender value equals the policy fund. We will compute the net cash surrender value as of the business day We receive Your request in good order and policy at Our Administrative Office. All of Your insurance coverage will end on that date.

Completed surrender requests received in good order at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed surrender request in good order after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

A surrender may have income tax consequences.  See “Tax Effects” on page 60.

THE GENERAL ACCOUNT

You may allocate all or some of Your policy fund to the General Account. The General Account pays interest at a declared rate. We guarantee the principal after deductions. The General Account supports Our insurance and annuity obligations. Any amounts in the General Account are subject to Our financial strength and claims-paying ability and Our long-term ability to make such payments.  We issue other types of insurance policies as well, and We also pay Our obligations under those products from Our assets in the General Account.

Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act.

You may accumulate amounts in the General Account by:

•        allocating net premium and loan payments,

•        transferring amounts from the investment divisions,

•        securing any policy loans, or

•        earning interest on amounts You already have in the General Account.

This amount is reduced by transfers, withdrawals and allocated deductions.

We pay interest on all Your amounts in the General Account. The annual interest rates will never be less than 3.0%. We may, at Our sole discretion, credit interest in excess of 3.0% per year.  You assume the risk that interest credited may not exceed 3.0% per year. We may pay different rates on unloaned and loaned amounts in the General Account. Interest compounds daily at an effective annual rate that equals the annual rate We declare.

You may request a transfer between the General Account and one or more of the investment divisions, within limits. See “Transfer Of Policy Fund” on page 46.

The General Account may not be available in all states. Your state of issue will determine if the General Account is available on Your policy. Please check Your policy form to see if the General Account is available on Your policy.

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

We deduct a premium charge, and in some cases a service charge from each premium upon receipt. The rest of each premium (called the net premium) is placed in Your policy fund.

Since this charge is a percentage of paid premiums, the amount of the charge will vary with the amount of premium.

Premium Charge. We deduct a 5.0% premium charge from each premium payment. Currently, We plan to eliminate this charge after 10 policy years – this is not guaranteed. This charge partially reimburses Us for premium taxes We incur and for the selling and distribution costs of this policy. The percentage We estimate to be paid for premium taxes is an average of what We anticipate owing, and therefore, may exceed that actual rate imposed by Your state.  This is a tax to Midland National so You cannot deduct it on Your income tax return.

Our selling and distribution costs include commissions and the costs of preparing sales literature and printing prospectuses. (We also deduct a surrender charge if You surrender Your policy for its net cash surrender value or let Your policy lapse during the surrender charge period. See “Surrender Charge” on page 58.)

Civil Service Allotment Service Charge. If You have chosen the Civil Service Allotment Mode, then We deduct an additional $.46 (forty-six cents) from each premium payment. This $.46 covers the extra expenses We incur in processing bi-weekly premium payments.

Charges Against The Separate Account

Fees and charges assessed to the investment divisions reduce the amount in Your policy fund.

Tax Reserve. We reserve the right to charge for taxes or tax reserves, which may reduce the investment performance of the investment divisions. Currently, no such charge is made.

Monthly Deduction From Your Policy Fund

At the beginning of each policy month (including the policy date), the following four deductions are taken from Your policy fund:

1.      Per Policy Expense Charge: This charge is $12.00 per month in all years. This charge helps to cover Our administrative costs such as premium billing and collections.

2.      Per Unit Expense Charge:  This charge is currently assessed in policy years 1-10, and We intend to eliminate it in policy years 11+.  We reserve the right to charge it in all policy years.  The per unit expense charge varies based on the insured's sex, policy age  and premium class and it is printed on the policy specifications page.  The per unit expense charge is based on the current face amount of insurance.  This charge helps Us to cover Our sales costs.

3.      Charges for Additional Benefits: Monthly deductions are made for the cost of certain additional benefits. With the exception of the Accelerated Benefit Riders—Terminal Illness and Chronic Illness, the charges for any additional benefits You select will be deducted on the policy rider date and each monthly anniversary thereafter.  See the “Fee Table” on page 9 and “Additional Benefits” starting on page 26.  We may change these charges, but Your policy contains tables showing the guaranteed maximum rates for all of these insurance costs.

4.      Cost of Insurance Deduction: The cost of insurance deduction is Our current monthly cost of insurance rate times the net amount at risk at the beginning of the policy month. The net amount at risk is the difference between Your death benefit and Your policy fund. If the current death benefit for the month is increased due to the requirements of federal tax law, then Your net amount at risk for the month will also increase. For this purpose, Your policy fund amount is determined before deduction of the cost of insurance deduction, but after all of the other deductions due on that date. The amount of the cost of insurance deduction will vary from month to month with changes in the net amount at risk. This charge is for the cost of insurance.  We may profit from this charge.

5.      Percent of Policy Fund Charge – This charge is 0.05% per month of the total Policy Fund Value on a monthly basis in policy years 1-10, and 0.0042% per month of the total Policy Fund Value in policy years 11+.   This charge helps to cover Our administrative costs such as communicating with owners.

The cost of insurance rate is based on a number of factors, including, but not limited to, the sex, attained age, face amount of insurance, and rating class of the Insured person at the time of the charge. (In Montana, there are no distinctions based on sex, and for guaranteed rates, there is no distinction for premium class.) We place the Insured person that is a standard risk in the following rate classes: preferred plus non-tobacco, preferred non-tobacco, non-tobacco, preferred tobacco and tobacco. The Insured person may also be placed in a rate class involving a higher mortality risk, known as a substandard class. We may change the cost of insurance rates, but they will never be more than the guaranteed maximum rates set forth in Your policy. The maximum charges are based on the charges specified in the Commissioner’s 2001 Standard Ordinary Mortality Table. The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of amount at risk for a male, preferred, non-tobacco, standard risk at various ages for the first policy year, with an initial face amount of insurance of $200,000 in the first policy year.

Illustrative Table of Monthly Cost of Insurance Rates

(Rounded) per $1,000 of Net Amount at Risk

Male Issue Age	Guaranteed Maximum Rate	Current (Male Preferred Non-Tobacco Rate)
25	0.09	0.03
35	0.10	0.03
45	0.23	0.04
55	0.54	0.07
65	1.48	0.13

For example, for a male preferred non-tobacco, age  35 with a $200,000 face amount death benefit option 1 policy and an initial premium of $1,000, the first monthly deduction (taken on the date the policy is issued) is $37.45. This example assumes the current monthly expense charge of $12.00, the current monthly per unit charge of $19.00, the current monthly percent of policy fund charge of $0.48 and the current cost of insurance deduction of $5.97. The $5.97 is calculated by multiplying the current monthly cost of insurance rate per $1,000 ($0.03) times the amount at risk ($200,000 face less the initial cash value of $950.00, which is $1,000 of premium less the $50.00 for the premium charge). This example assumes that there are no charges for riders or other additional benefits.  This charge generally increases as the Insured person gets older.  However, this charge is not deducted after the Insured person reaches age  100.

The preferred tobacco cost of insurance rates are lower than the tobacco cost of insurance rates, and the non-tobacco rates are lower than the preferred tobacco rates. To qualify for the non-tobacco rates, an Insured must be a standard risk and must meet additional requirements that relate to tobacco habits. The reduced cost of insurance rates depends on such variables as the attained age and the sex of the Insured.

The preferred plus non-tobacco cost of insurance rates are lower than the preferred non-tobacco cost of insurance rates, and the preferred non-tobacco rates are lower than the non-tobacco cost of insurance rates. To qualify for the preferred plus non-tobacco and preferred non-tobacco class, the Insured person must be age  20 or over and meet certain underwriting requirements.

If the policy is purchased in connection with an employment-related insurance or benefit plan, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964. In 1983, the United States Supreme Court held that under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

Changes in Monthly Deductions. Any changes in the cost of insurance, charges for additional benefits or expense charges will be by class of Insured and will be based on changes in future expectations of investment earnings, mortality, the length of time policies will remain in effect, expenses and taxes.

Transaction Charges

In addition to the deductions described above, We charge fees for certain policy transactions:

•        Partial Withdrawal of net cash surrender value. You may make one partial withdrawal during each policy year without a charge. There is an administrative charge of $25 each time You make a partial withdrawal if more than one withdrawal is made during a year.  This charge does not apply to withdrawals under the Automatic Distribution Option. This charge is to cover Our administrative expenses for processing the withdrawal.

•        Transfers. Currently, We do not charge when You make transfers of policy fund among investment divisions. We reserve the right to assess a $25 charge for each transfer after the twelfth in a policy year.

How Policy Fund Charges Are Allocated

Generally, deductions from Your policy fund for monthly or partial withdrawal charges are made from the investment divisions and the unloaned portion of the General Account. They are made in accordance with Your specified deduction allocation percentages unless You instruct Us otherwise. Your deduction allocation percentages may be any whole numbers (from 0 to 100) which add up to 100. You may change Your deduction allocation percentages by writing to Our Administrative Office. Changes will be effective as of the date We receive them in good order.

If We cannot make a deduction in accordance with these percentages, then we will make deductions from any unloaned portion of the General Account and any amounts in investment divisions (in Your policy fund) on a pro rata basis.  If there is no unloaned portion of the General Account in Your policy fund, then we will make all deductions (on a pro rata basis) from amounts You have allocated to investment divisions.

Deductions for transfer charges are made equally between the investment divisions from which the transfer was made. For example, if the transfer is made from two investment divisions, then the transfer charge assessed to each of the investment divisions will be $12.50.

Loan Charge

Loan interest is charged in arrears on the outstanding loan.  Loan interest that is unpaid when due will be added to the outstanding loan on each policy anniversary (or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured’s death) and will bear interest at the same rate of the loan.  We currently charge an annual interest rate of 5.0% on loans.

After offsetting the 3% annual interest rate that We guarantee We will credit to the portion of Our General Account securing the loan against the maximum loan interest rate of 8.0%, the maximum guaranteed net cost of the loans is 5.0% annually in policy years 1-5.  However, the current net cost of the loans is 2.0% annually in policy years 1-5.  The current net cost of 2.0% for policy years 1-5 is derived by taking the 5.0% annual interest that We currently charge on loans and reducing it by the 3% annual interest rate We credit to the portion of the General Account securing the standard loan.  If You take a loan after the 5th policy year, We guarantee that the net cost of the loan will be 0%.  See “Policy Loans” on page 52.

Surrender Charge

The surrender charge is the difference between the amount in Your policy fund and Your policy’s cash surrender value for the surrender charge period (this period of time is 19 policy years after the date of issue or increase in face amount). It is a contingent charge designed to partially recover Our expenses in distributing and issuing policies which are terminated by surrender or lapse in their early years (the premium charge is also designed to partially reimburse Us for these expenses). It is a contingent load because You pay it only if You surrender Your policy (or let it lapse) during the surrender charge period. The amount of the charge in a policy year is not necessarily related to Our actual sales expenses in that year. We anticipate that the premium charge and surrender charge will not fully cover Our sales expenses. If sales expenses are not covered by the premium charge and surrender charges, We will cover them with other assets. The net cash surrender value, the amount We pay You if You surrender Your policy for cash, equals the cash surrender value minus any policy debt. The cash surrender value is the policy fund minus the surrender charge. See “Surrendering Your Policy” on page 54.

The first year surrender charge varies by the issue age, sex and class of the Insured at the time the policy is issued. The maximum charge for Your policy per $1,000 of face amount is the first year charge. The first year charge, on a per $1,000 of face amount basis, gradually decreases over the surrender charge period (this period of time is 19 policy years after the date of issue or increase in face amount) and is $0.00 after the surrender charge period expires.

The following table provides some examples of the first year surrender charge. The maximum first year surrender charge for all issue ages, sexes, and classes is $49.00 per $1,000 of the face amount. The $49.00 per $1,000 of the face amount surrender charge occurs for females with issue ages at 70 or older. Your policy will specify the actual surrender charge rate at issue, per $1,000 of face amount, for all durations in the surrender charge period. The table below is only intended to give You an idea of the level of first year surrender charges for a few sample issue ages, sexes and classes.

Examples of First Year Surrender Charges

Per $1,000 of Face Amount

Issue Age	Sex	Class	Surrender Charge Per $1,000 of Face Amount
35	Male	Non-Tobacco or Tobacco	$20.00
55	Female	Non-Tobacco or Tobacco	$ 31.00
65	Male	Non-Tobacco or Tobacco	$ 48.00

A face amount decrease will not reduce the surrender charge. If the face amount is increased, there will be a new or increased surrender charge and a new 19 year surrender charge period for the amount of the increase. The surrender charge for the face amount increase will equal the surrender charge for a new policy with:

a)            The initial face amount set equal to the face amount increase

b)            The Insured’s policy age  on the policy date equal to the policy age  on the date of the face amount increase; and

c)            The premium class for the face amount increase

Suppose You bought Your policy at issue age  35 under a male preferred nontobacco class with a face amount of $200,000. During the 10th policy year, You decided to increase Your face amount by $100,000 to obtain a total face amount of $300,000. If the face amount increase was determined to be acceptable to Us under the nontobacco class, the surrender charge for Your $100,000 of increase would be the same as the new policy with the following surrender charge criteria:

a)            face amount of $100,000

b)            a policy age  of 44 (the increase was effective during the 10th policy year before the policy anniversary at which You attained age 45)

c)            a premium class of male nontobacco

The original $200,000 of face amount would continue to fall under the surrender charge schedule established at the issue date of the policy, but the $100,000 of face amount increase would begin a new surrender charge schedule with the criteria stated in (a) through (c) above. At the time a face amount increase becomes effective, We will send You an endorsement to Your policy which states the surrender charge criteria and surrender charge amounts.

Portfolio Expenses

The value of the net assets of each investment division reflects the management fees and other expenses incurred by the corresponding portfolio in which the investment divisions invest.  Some portfolios also deduct 12b-1 fees from portfolio assets.  You pay these fees and expenses indirectly.  Some portfolios may impose redemption fees, which We would administer and deduct from Your Policy fund.  Any redemption fee would be retained by or paid to the portfolio and not retained by Us. For further information, consult the portfolios’ prospectuses.

Tax Effects

INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations.  This discussion is not intended as tax advice.  Counsel or other competent tax advisors should be consulted for more complete information.  This discussion is based upon Our understanding of the present federal income tax laws.  No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited.  Nevertheless, We believe that a policy issued on a standard rate class basis should satisfy the applicable requirements.  There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if You pay the full amount of premiums under the policy.  If it is subsequently determined that a policy does not satisfy the applicable requirements, We may take appropriate steps to bring the policy into compliance with such requirements and We reserve the right to restrict policy transactions in order to do so.

In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets.  Although published guidance in this area does not address certain aspects of the policies, We believe that the owner of a policy should not be treated as the owner of the Separate Account assets.  We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Separate Account assets.

In addition, the Code requires that the investments of the Separate Account be “adequately diversified” in order for the policies to be treated as life insurance policies for federal income tax purposes.  It is intended that the Separate Account, through the funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

In General

We believe that the death benefit under a policy should generally be excludible from the gross income of the beneficiary.  Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.  A tax advisor should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in constructive receipt of the policy cash value until there is a distribution.  When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a “modified endowment contract.”

Modified Endowment Contracts (“MEC”)

Under the Internal Revenue Code, certain life insurance policies are classified as “Modified Endowment Contracts,” (MEC)  with less favorable tax treatment than other life insurance policies.  Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a MEC.  In general a policy will be classified as a MEC  if the amount of premiums paid into the policy causes the policy to fail the “7-pay test.”  A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the policy during the first seven years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount.  If there is a “material change” in the policy’s benefits or other terms, the policy may have to be retested as if it were a newly issued policy.  A material change may occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium.  Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years.  To prevent Your policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits.  A current or prospective policy owner should consult a tax advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

Distributions Other Than Death Benefits from Modified Endowment Contracts

Policies classified as modified endowment contracts are subject to the following tax rules:

(1)      All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner’s investment in the policy only after all gain has been distributed.

(2)      Loans taken from or secured by a policy classified as a modified endowment contract are treated as distributions and taxed accordingly.

(3)      A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59½ or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary  or designated beneficiary.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract.  In addition, distributions from a policy within two years before it becomes a modified endowment contract may be taxed in this manner.  This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner’s investment in the policy and only after the recovery of all investment in the policy as taxable income.  However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 19 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a modified endowment contract are generally not treated as distributions.  However, the tax consequences associated with zero cost loans are less clear and a tax advisor should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a modified endowment contract are subject to the 10 percent additional income tax.

Investment in the Policy

Your investment in the policy is generally Your aggregate premiums.  When a distribution is taken from the policy, Your investment in the policy is reduced by the amount of the distribution that is tax-free.

Policy Loans and the Overloan Protection Benefit

In general, interest on a policy loan will not be deductible.  If a policy loan is outstanding when a policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.  Before taking out a policy loan, You should consult a tax advisor as to the tax consequences.

This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse.  The aim of this strategy is to continue borrowing from the policy until its contract value is just enough to pay off the policy loans that have been taken out and then relying on the Overloan Protection Benefit to keep the policy in force until the death of the insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the death benefit under the Overloan Protection Benefit is lower than the policy’s original death benefit, then the policy might become a MEC  which could result in a significant tax liability attributable to the balance of any policy debt.    Second, this strategy will fail to achieve its goal if the policy is a MEC  or becomes a MEC  after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise.  Anyone considering using the policy as a source of tax-free income by taking out policy loans should, before  purchasing the policy, consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

Withholding

To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability.  Recipients can generally elect however, not to have tax withheld from distributions.

Life Insurance Purchases by Residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents.  Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies.  In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence.  Prospective purchasers are advised to consult with and rely a qualified tax advisor regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

Multiple Policies

All modified endowment contracts that are issued by Us (or Our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner’s income when a taxable distribution occurs.

Continuation of Policy Beyond Age 121

The tax consequences of continuing the policy beyond the Insured’s 100th year are unclear.  You should consult a tax advisor if You intend to keep the policy inforce  beyond the Insured’s 121st year.

Section 1035 Exchanges

Generally, there are no tax consequences when You exchange one life insurance policy for another, so long as the same person is being insured (a change of the insured is a taxable event).  Paying additional premiums under the new policy may cause it to be treated as a modified endowment contract.  The new policy may also lose any “grandfathering” privilege, where You would be exempt from certain legislative or regulatory changes made after Your original policy was issued, if You exchange Your policy.  You should consult with a tax advisor if You are considering exchanging any life insurance policy.

Accelerated Benefit Rider—Terminal Illness

We believe that payments received under the Accelerated Benefit Rider—Terminal Illness should be fully excludable from the gross income of the recipient if the recipient is the Insured under the policy (except in certain business contexts) and the insured person's life expectancy is 24 months or less.  However, tax consequences associated with reducing Your death benefit after We pay an accelerated benefit under this rider are uncertain.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting payment under this rider.

Accelerated Benefit Rider—Chronic Illness

The tax consequences associated with receiving an accelerated benefit payment under the Accelerated Benefit Rider—Chronic Illness are unclear.  It is possible that such distribution may be treated as taxable withdrawals.  Moreover, the tax consequences associated with reducing the death benefit after We pay an accelerated death benefit are also unclear.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

Business Uses of Policy

Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others.  The tax consequences of such plans may vary depending on the particular facts and circumstances.  If You are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, You should consult with and rely on a qualified tax advisor.

Employer-Owned Life Insurance Policies

Pursuant to recently enacted section 101(j) of the Code, unless certain eligibility, notice and consent requirements are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance policy will generally be limited to the premiums paid for such policy (although certain exceptions may apply in specific circumstances).  An employer-owned life insurance policy is a life insurance policy owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary  under such policy.  It is the employer’s responsibility to verify the eligibility of the intended insured under employer-owned life insurance policies and to provide the notices and obtain the consents required by section 101(j).  These requirements generally apply to employer-owned life insurance policies issued or materially modified after August 17, 2006.  A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance policy.

Non-Individual Owners and Business Beneficiaries of Policies

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity’s interest deduction under Code Section 264, even where such entity’s indebtedness is in no way connected to the policy.  In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary  of a policy, this policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules.  Therefore, it would be advisable to consult with and rely a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary  of a policy.

Split-Dollar Arrangements

The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements.  Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Any affected business contemplating the purchase of a new policy in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative Minimum Tax

There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Estate, Gift and Generation Skipping Transfer Tax Considerations

The transfer of the policy or designation of a beneficiary  may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer (“GST”) taxes.  For example, when the insured dies, the death proceeds will generally be includable in the owner’s estate for purposes of federal estate tax if the insured owned the policy.  If the owner was not the insured, the fair market value of the policy would be included in the owner’s estate upon the owner’s death.  The policy would not be includable in the insured’s estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner.  Regulations issued under the Code may require Us to deduct the tax from Your policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisors should be consulted concerning the estate and gift tax consequences of policy ownership and distributions under federal, state and local law.  The individual situation of each owner or beneficiary  will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

For 2012, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,120,000 and 35%, respectively.  After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions).  This would result in significantly lower exemptions and significantly higher tax rates.  Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Medicare Tax on Investment Income

Beginning in 2013, the newly enacted 3.8% Medicare tax on investment income applies to individuals whose income exceeds certain threshold amounts. You should consult a tax advisor about the impact of this new tax on distributions from your policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds  to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise.  Consult a tax advisor with respect to legislative developments and their effect on the policy.

Our Income Taxes

Under current federal income tax law, We are not taxed on the Separate Account’s operations.  Thus, currently We do not deduct a charge from the Separate Account for federal income taxes.   We reserve the right to charge the Separate Account for any future federal income taxes We may incur.

Under current laws in several states, We may incur state and local taxes (in addition to premium taxes).  These taxes are not now significant and We are not currently charging for them.  If they increase, We may deduct charges for such taxes.

Additional Information About the Policies

YOUR RIGHT TO EXAMINE THIS POLICY

For a limited period of time, as specified in Your policy, You have a right to examine the policy. If for any reason You are not satisfied with it, then You may cancel the policy. You can cancel the policy by sending it to Our Administrative Office along with a written cancellation request. Your cancellation request must be postmarked  by the latest of the following dates:

•        10 days after You receive Your policy;

•        10 days after We mail You a written notice telling You about Your rights to cancel (Notice of Withdrawal Right); or

•        45 days after You sign Part 1 of the policy application.

If state law requires a longer right to examine period, it will be noted on the cover page of Your policy.

In all cases, We allocate Your premiums according to Your instructions on the policy’s record date.  Generally, if You cancel Your policy during the right to examine period, then We will return all of the charges deducted from Your paid premiums and policy fund, plus the policy fund. The policy fund will reflect both the positive and negative investment performance of the investment divisions chosen by You in the policy application.  Where required by state law, We will refund the sum of all premiums paid.

Insurance coverage ends when You send  Your request.

YOUR POLICY CAN LAPSE

Your Variable Universal Life - CV insurance coverage continues as long as the net cash surrender value of Your policy is enough to pay the monthly deductions that are taken out of Your policy fund. During the no lapse guarantee period coverage continues if Your paid premiums (less loans and withdrawals) exceed the schedule of required no lapse guarantee premiums. If neither of these conditions is true at the beginning of any policy month, then We will send written notification to You and any assignees on Our records that a 61-day grace period has begun and that a specified amount of current premium is due.

If We receive payment of this amount before the end of the grace period, then We will use that amount to pay the overdue deductions. We will put any remaining balance in Your policy fund and allocate it in the same manner as Your previous premium payments.

If We do not receive payment within 61 days, then Your policy will lapse without value. We will withdraw any amount left in Your policy fund. We will apply this amount to the deductions owed to Us, including any applicable surrender charge. We will inform You and any assignee that Your policy has ended without value.

If the Insured person dies during the grace period, We will pay the insurance benefits to the beneficiary, minus any loan, loan interest, and overdue deductions.

YOU MAY REINSTATE YOUR POLICY

You may reinstate the policy within 5 years after lapse.  To reinstate Your policy, You must:

•        fully complete an application for reinstatement,

•        provide satisfactory evidence of insurability for the person or persons to be Insured,

•        pay enough premium to cover all overdue monthly deductions or minimum premium depending on the duration of the policy and the no lapse guarantee period,

•        increase the policy fund so that the policy fund minus any policy debt equals or exceeds the surrender charge,

•        pay or restore any policy debt.

The effective date of reinstatement will be the beginning of the policy month that coincides with or follows the date that We approve Your reinstatement application. Previous loans will be reinstated.

You may not reinstate a policy once it is surrendered.

POLICY PERIODS AND ANNIVERSARIES

We measure policy years, policy months, and policy anniversaries from the policy date shown on Your Schedule of Policy Benefits. Each policy month begins on the same day in each calendar month. The calendar days of 29, 30, and 31 are not used. Our right to challenge a policy and the suicide exclusion are measured from the policy date. See “LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY” on page 69.

MATURITY DATE

The maturity date is the first policy anniversary after the Insured’s 120th birthday. The policy ends on that date if the Insured is still alive and the maturity benefit is paid.

If the Insured survives to the maturity date and You would like to continue the policy, We will extend the maturity date as long as this policy still qualifies as life insurance according to the Internal Revenue Service and Your state.

In order to extend the maturity date, all of the following conditions must be satisfied:

(a)          The policy cannot be in the grace period;

(b)         All of the policy fund must be transferred to either the General Account or the Money Market investment division; and

(c)          Death benefit option 1 must be elected.

If the maturity date is extended, the policy may not qualify as life insurance and there may be tax consequences. A tax advisor should be consulted before You elect to extend the maturity date. See “Tax Effects” on page 60. In order to continue the policy beyond the original maturity date, We require that the death benefit not exceed the policy fund on the original maturity date.

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

We own the assets of Our Separate Account and use them to support Your policy and other variable life policies. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account. The assets in the Separate Account generally are not chargeable with liabilities arising out of any other business We conduct. Your policy fund values and the assets supporting them in the Separate Account are protected from and against any claims arising out of Our other businesses not involving the Separate Account. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

CHANGING THE SEPARATE ACCOUNT

We have the right to modify how We operate Our Separate Account. We have the right to:

•        add investment divisions to, or remove investment divisions from, Our Separate Account;

•        combine two or more investment divisions within Our Separate Account;

•        withdraw assets relating to the policy from one investment division and put them into another;

•        eliminate the shares of a portfolio and substitute shares of another portfolio of the funds  or another open-end investment company. This may happen if the shares of the portfolio are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the purposes of Separate Account A;

•        register or end the registration of Our Separate Account under the Investment Company Act of 1940;

•        operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of interested parties of Midland National);

•        disregard instructions from policy owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory policy. (We would do so only if required by the state insurance regulatory authorities or otherwise pursuant to insurance law or regulation); and

•        operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In choosing these investments, We will rely on Our own judgment or that of an outside adviser. In addition, We may disapprove of any change in investment advisers or in investment policies unless a law or regulation provides differently.

If automatic allocations (such as premiums automatically deducted from Your paycheck or bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment division that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment division will be allocated to the Fidelity VIP Money Market investment division until You tell Us otherwise.

LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY

We can challenge the validity of Your insurance policy (based on material misstatements in the application) if it appears that the Insured person is not actually covered by the policy under Our rules. There are limits on how and when We can challenge the policy:

•        We cannot challenge the policy after it has been in effect, during the Insured person’s lifetime, for two years from the date the policy was issued or reinstated. (Some states may require Us to measure this in some other way.)

•        We cannot challenge any policy change that requires evidence of insurability (such as an increase in face amount) after the change has been in effect for two years during the Insured’s lifetime.

•        We can  challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the Insured person in the event that the Insured person becomes totally disabled.

•        If the Insured person dies during the time that We may challenge the validity of the policy, then We may delay payment until We decide whether to challenge the policy.

•        If the Insured person’s age  or sex is misstated on any application, then the death benefit and any additional benefits will be changed. They will be those which would be purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the Insured person’s correct age  and sex.

•        If the Insured person commits suicide within two years after the date on which the policy was issued, then the death benefit will be limited to the total of all paid premiums minus the policy debt minus any partial withdrawals of net cash surrender value. If the Insured person commits suicide within two years after the effective date of Your requested face amount increase, then We will pay the face amount which was in effect before the increase plus the monthly cost of insurance deductions for the increase (some states require Us to measure this time by some other date).

YOUR PAYMENT OPTIONS

You may choose for policy benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment. Payments under these options are not affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the Insured person dies, then the beneficiary  will have this choice. However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary  cannot change Your choice.  Payment options will also be subject to Our rules at the time of selection.

Lump Sum Payments

When a death  benefit  is paid in a lump sum the beneficiary  has two options available to them.  The first option is payment in a lump sum check in the amount of the death  benefit  proceeds.  The other option is payment of the death benefit by establishing an interest bearing draft account, called the "Midland National Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary  a draft account book and the beneficiary  will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland National Access Account. Any interest credited to amounts in the Midland National Access Account is taxable as income to the beneficiary. The Midland National Access Account is not available in all jurisdictions.

The Midland National Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland National Access Account.

Optional Payment Methods

Our consent is required when an optional payment is selected and the payee is either an assignee or not a natural person (i.e.,  a corporation). Currently, these alternate payment options are only available if the proceeds applied are more than $5,000 and periodic payments are at least $50.

You have the following payment options:

1.      Interest Payments: The money will stay on deposit with Us for a period that We agree upon. You will receive interest on the money at a declared interest rate.

2.      Installment Options: There are two ways that We pay installments:

a.       Fixed Period: We will pay the amount applied in equal installments plus applicable interest, for a specified time, up to 30 years.

b.      Fixed Amount: We will pay the sum in installments in an amount that We agree upon. We will continue to pay the installments until We pay the original amount, together with any interest You have earned.

3.      Monthly Life Income Option: We will pay the money as monthly income for life. You may choose from 1 of 5 ways to receive the income. We will guarantee payments for:

(1)   at least 5 years (called “5 Years Certain”);

(2)   at least 10 years (called “10 Years Certain”);

(3)   at least 15 years (called “15 Years Certain”);

(4)   at least 20 years (called “20 Years Certain”); or

(5)   payment for life. With this option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, only one payment will be made.

4.      Other:  You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

We guarantee interest under the interest deposit and installment options at 2.75% a year, but We may allow a higher rate of interest.

The beneficiary, or any other person who is entitled to receive payment, may name a successor to receive any amount that We would otherwise pay to that person’s estate if that person died. The person who is entitled to receive payment may change the successor at any time.

We must approve any arrangements that involve more than one of the payment options, or a payee who is a fiduciary or not a natural person. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. These include:

•        rules on the minimum amount We will pay under an option,

•        minimum amounts for installment payments,

•        withdrawal or communication rights (Your rights to receive payments over time, for which We may offer You a lump sum payment),

•        the naming of people who are entitled to receive payment and their successors, and

•        the ways of proving age  and survival.

You will choose a payment option (or any later changes) and Your choice will take effect in the same way as it would if You were changing a beneficiary. (See “Your Beneficiary” below.) Any amounts that We pay under the payment options will not be subject to the claims of creditors or to legal process, to the extent that the law provides.

Even if the death benefit under the policy is excludible from income, payments under payment options may not be excludible in full.  This is because earnings on the death benefit after the Insured’s death are taxable and payments under the payment options generally include such earnings.  You should consult a tax advisor as to the tax treatment of payments under payment options.

YOUR BENEFICIARY

You name Your beneficiary  in Your policy application. The beneficiary  is entitled to the death benefits of the policy. You may change the beneficiary  during the Insured’s lifetime by writing to Our Administrative Office. If no beneficiary  is living when the Insured dies, We will pay the death benefit to the owner or owner’s estate.

ASSIGNING YOUR POLICY

You may assign Your rights to this policy. You must send a copy of the assignment to Our Administrative Office. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We receive notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis.

This policy, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This policy may not be traded on any stock exchange or secondary market.  By purchasing this policy, You represent and warrant that You are not purchasing or intending to use this policy, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

WHEN WE PAY PROCEEDS FROM THIS POLICY

We will generally pay any death benefits, net cash surrender value, or loan proceeds within seven days after receiving the required form(s) at Our Administrative Office. Death benefits are determined as of the date of the Insured person’s death and will not be affected by subsequent changes in the accumulation unit values of the investment divisions. We pay interest from the date of death to the date of payment.

We may delay payment and transfers for one or more of the following reasons:

(1)      We are investigating the claim, contesting the policy, determining that the beneficiary  is qualified to receive the proceeds (e.g., is not a minor or responsible for causing the death), or resolving other issues that must be determined before payment (e.g., conflicting claims to the proceeds).

(2)      We cannot determine the amount of the payment because the New York Stock Exchange is closed, the SEC has restricted trading in securities, or the SEC has declared that an emergency exists.

(3)      The SEC permits Us to delay payment to protect Our policy owners.

If, pursuant to SEC rules, the Fidelity VIP Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, then We will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the corresponding investment division until the Fund  is liquidated.

We may also delay any payment until Your premium checks have cleared Your bank. We may defer payment of any loan amount, withdrawal, or surrender from the General Account for up to six months after We receive Your request. We will not defer payment if it is used to pay premiums on policies with Us.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or “freeze” Your policy fund. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, or continue making payments under Your payment option. If a policy fund were frozen, the policy fund would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your policy to the government agencies and departments.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud or theft, We may verify any changes in address You request by sending a confirmation of the change of address to Your old address.

YOUR VOTING RIGHTS AS AN OWNER

We invest the assets of Our Separate Account divisions in shares of the funds’ portfolios. Midland National is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

•        to elect the funds’ Boards of Directors,

•        to ratify the selection of independent auditors for the funds, and

•        on any other matters described in the funds’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your policy. We will vote at shareholder meetings according to Your instructions.

The funds  will determine how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds  are not required to hold a meeting in any given year.

If We do not receive instructions in time from all policy owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We will also vote any fund shares that We alone are entitled to vote in the same proportions that policy owners vote. The effect of this proportional voting is that a small number of policy owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right to restrict policy owner voting, then We may do so.

You may participate in voting only on matters concerning the fund portfolios in which Your policy fund has been invested. We determine Your voting shares in each division by dividing the amount of Your policy fund allocated to that division by the net asset value of one share of the corresponding fund portfolio. This is determined as of the Record Date set by the funds’ Board for the shareholders meeting. We count fractional shares.

If You have a voting interest, We will provide  You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the funds’ adviser or the investment policies of its portfolios. We will advise You if We do so.

Other insurance companies own shares in the funds  to support their variable insurance products. We do not foresee any disadvantage to this. Nevertheless, the funds’ Boards of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any fund action, then We will see that appropriate action is taken to protect Our policy owners.

DISTRIBUTION OF THE POLICIES

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC (“Sammons Securities Company”) for the distribution and sale of the policies.  Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent Company of Midland National Life Insurance Company.  Sammons Securities Company offers the policies through its registered representatives.  Sammons Securities Company may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the policies.  We pay commissions to Sammons Securities Company for sales of the Policies by its registered representatives as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for policy sales is 85% of premiums during policy year 1, 2.5% during policy years 2-19, and 0.00% following policy year 19.  We may also pay additional commissions calculated as a percentage of Your policy fund value at specified times (e.g. at the end of the fifth policy year).  Further, for each premium received following an increase in base face amount, a commission on that premium will be paid up to the target premium for the increase in each year.  The commission for the increase in face amount will be calculated using the commission rates for the corresponding policy year.  We pay commissions for policies sold to policy owners in the substandard risk underwriting class and for rider premiums based on Our rules at the time of payment.  We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for some of Sammons Securities Company’s expenses, including the following sales expenses: registered representative training allowances; compensation and bonuses for the Sammons Securities Company’s management team; advertising expenses; and all other expenses of distributing the policies.  Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of policies.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation.  Sales of the policies may help registered representatives and/or their managers qualify for such benefits.  Sammons Securities Company’s registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another.  In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to You.  You may wish to take such payments into account when considering and evaluating any recommendations relating to the policy.  Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a policy.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the policy: (a) deductions from Your premiums; (b) surrender charge; (c) the percent of policy fund charge; (d) the cost of insurance charge; (e) payments, if any, received from the funds  or their managers; and (f) investment earnings on amounts allocated under policies to the General Account.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

The Statement of Additional Information (SAI) can provide You with more detailed information about distribution expenses, commissions, and compensation than is contained in this prospectus.  A free copy of the SAI can be obtained by calling (800) 272-1642 or by contacting Your registered representative.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits.  In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Separate Account, on the ability of Sammons Securities Company, LLC to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the policy.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account are contained in the Statement of Additional Information.  Our financial statements should be distinguished from the Separate Account’s financial statements and You should consider Our financial statements only as bearing upon Our ability to meet Our obligations under the policies.  For a free copy of these financial statements and/or the Statement of Additional Information, please call or write to Us at Our Administrative Office.

Definitions

Accumulation Unit means the units credited to each investment division in the Separate Account.

Administrative Office means where You can write to Us to make transaction requests or service requests.  The address is:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

You may also call Us at Our Administrative Office toll-free at (800) 272-1642.  We have different fax (facsimile) numbers for different types of services.  To send Us transaction requests by fax (facsimile), You should use the following fax numbers: (605) 373-8557 or (877) 841-6709 (toll-free).  To send Us service requests by fax (facsimile), You should use the following fax numbers: (605) 335-3621 or (877) 208-6136 (toll-free).

Age means the age  of the Insured person on his/her last birthday preceding the policy date.

Attained Age means the age  of the Insured person on his/her birthday preceding a policy anniversary date.

Beneficiary means the person or persons to whom the policy’s death benefit is paid when the Insured dies.

Business Day means any day the New York Stock Exchange is open for regular trading and ends at the close of the regular trading (usually 3:00 p.m. Central Time).

Cash Surrender Value means the policy fund on the date of the surrender, less any surrender charge.

Death Benefit means the amount payable under Your policy when the Insured dies.

Evidence of Insurability means evidence, satisfactory to Us, that the Insured is insurable and meets Our underwriting standards.

Face Amount means the amount stated on the face of Your policy that will be paid either upon the death of the Insured or the policy maturity, whichever date is earlier.

Funds mean the investment companies, commonly called mutual funds, that are available for investment by Separate Account A on the policy date or as later changed by Us.

Inforce means the Insured’s life remains Insured under the terms of the policy.

Investment Division means a division of Separate Account A which invests exclusively in the shares of a specified portfolio of the fund.

Modified Endowment Contract (“MEC”) is a policy where premiums are paid more rapidly than the rate defined by a 7-pay test.

Monthly Anniversary means the day of each month that has the same numerical date as the policy date.

Net Cash Surrender Value means the cash surrender value less any outstanding policy debt.

Net Premium means the premium paid less a deduction of the premium load and less any applicable service charge.  Note:   The first monthly deduction is also taken from the initial premium.

No Lapse Guarantee Period means the amount of time this policy is guaranteed to remain inforce  if the sum of the premiums paid, less any policy debt and withdrawals, is equal to or greater than the no lapse guarantee premium requirement.

Policy Anniversary means the same month and day of the policy date in each year following the policy date.

Policy Date means the date insurance coverage is effective and from which policy anniversaries and policy years are determined.

Policy Debt means the total loan on the policy on that date plus the interest that has accrued, but has not been paid as of that date.

Policy Fund means the sum of monies in Our Separate Account A attributable to Your inforce  policy plus any monies in Our General Account for Your policy.

Policy Month means a month that starts on a monthly anniversary and ends on the following monthly anniversary.

Policy Year means a year that starts on the policy date or on each anniversary thereafter.

Record Date means the date the policy is recorded on Our books as an inforce  policy.

Rider Date means the date the rider takes effect.

Separate Account means Our Separate Account A which receives and invests Your net premiums under the policy.

Specified Amount means the face amount of the policy.  The term “specified amount” used in Your policy has the same meaning as the term “face amount” used in this prospectus.

Surrender Charge means a charge made only upon surrender of the policy.

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account A, including more information about distribution expenses, commissions, and compensation than is contained in this Prospectus.  The SAI is incorporated by reference into this Prospectus and is legally a part of this Prospectus.  A free copy of the SAI can be obtained by calling (800) 272-1642 or by contacting Your registered representative. We will send You a copy of the SAI within 3 business days of Your request.

Personalized illustrations of death benefits, cash surrender values, and cash values are also available free of charge upon request.  You can obtain a personalized illustration or make other policy inquiries by contacting Our Administrative Office at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

(800) 272-1642

Information about the Separate Account can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about the Separate Account are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC  20549-0102

SEC File No. 811-05271

STATEMENT OF ADDITIONAL INFORMATION FOR THE

VARIABLE UNIVERSAL LIFE – CV

Flexible Premium Variable Universal Life Policy

Issued By:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(through the Midland National Life Separate Account A)

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the Variable Universal Life Insurance - CV Policy (“policy”) issued by Midland National Life Insurance Company.  You may obtain a free copy of the prospectus dated October 1, 2012, by contacting Us at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

(605) 373-2207 (telephone)

 (800) 272-1642 (toll-free telephone)

(877) 841-6709 (toll-free facsimile for transaction requests)

(877) 208-6136 (toll-free facsimile for service requests)

Terms used in this SAI have the same meanings as in the current prospectus for the policy.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for this policy and the prospectuses for the 58 Portfolios currently available in the policy.

Dated October 1, 2012

the policy

policyowner

death benefit

payment options

premium limitations

about us

midland national life insurance company

our separate account a

our reports to policyowners

dividends

distribution of the policies

regulation

discount for employees of sammons enterprises, inc.

legal matters

financial matters

additional information

performance

illustrations

financial statements

the policy

The entire contract is made up of the policy, including any supplemental benefit, schedules, the signed written application for the policy, and any attached supplemental written application(s).  We assume that each statement made in the written application is made to the best of the knowledge and belief of the person(s) who made them and, in the absence of fraud, those statements are deeded to be representations and not warranties.  We cannot use any statement to deny a claim or to void the policy unless it is contained in a written application that is made part of the policy by attachment or insertion.

policyowner

The policyowner is the insured unless another individual has been named in the application.  As policyowner, You are entitled to exercise all rights under Your policy while the insured is alive. Without any beneficiary consent You can:

1.       Transfer ownership of Your policy by absolute assignment;

2.       Designate, change or revoke a contingent owner; or

3.       Change any revocable beneficiary during the insured’s lifetime.

With each irrevocable beneficiary’s consent, You may:

  Change the irrevocable beneficiary during the insured’s lifetime;
  Receive any benefit, exercise any right, and use any privilege granted by Your policy allowed by Us; or
  Agree with Us to any change or amendment of Your policy.

If You die while the insured is alive, the contingent owner, if any, will become the owner.  If there is no contingent owner, ownership will pass to Your estate.

death benefit

As long as the policy is still inforce, We will pay the death benefit to the beneficiary when the insured dies.  Federal tax law may require a greater death benefit than the one provided for in Your policy.  Your policy allows a choice between two death benefit qualification tests – the Cash Value Accumulation Test and the Guideline Premium Test.  Both of these tests are ones defined under Section 7702 of the Internal Revenue Code.

If you do not want limits (subject to Company minimums and maximum and the policy becoming a Modified Endowment Contract), on the amount of premium You can pay into the policy, the Cash Value Accumulation Test is usually the better choice.

The Guideline Premium Test will usually result in a lower minimum death benefit than the Cash Value Accumulation Test.  Your choice depends on the premiums You want to pay.  THE GUIDELINE PREMIUM TEST IS THE DEFAULT TEST FOR YOUR POLICY, AND HISTORICALLY HAS BEEN THE MORE POPULAR CHOICE.

Under both the Cash Value Accumulation Test and the Guideline Premium Test, the guideline minimum death benefit is the accumulation value of Your policy (Your policy fund) times a corridor percentage.  The corridor percentages do vary depending on the test that you choose.

For the Guideline Premium Test, the corridor percentage varies by the policy age of the insured(s) at the start of the policy year and declines as the insured person gets older.

The minimum death benefit will be Your policy fund on the day the insured person dies multiplied by the corridor percentage for his or her age. For this purpose, age is the policy age (last birthday) at the beginning of the policy year of the insured person’s death.

For the Cash Value Accumulation Test, the corridor percentage varies by the policy age, sex and Premium Class of the Insured.  The minimum death benefit will be Your policy fund on the day the insured person dies multiplied by the percentage for his or her age.  For this purpose, age is the policy age (last birthday) at the beginning of the policy year of the insured person’s death.

Table of Corridor Percentages – Guideline Premium Test

Based on Policy Fund

If the Insured Person’s Policy Age Is This	The Death Benefit Will Be At Least Equal To This Percent Of The Policy Fund	If the Insured Person’s Policy Age Is This	The Death Benefit Will Be At Least Equal To This Percent Of The Policy Fund
0-40	250%	60	130%
41	243%	61	128%
42	236%	62	126%
43	229%	63	124%
44	222%	64	122%
45	215%	65	120%
46	209%	66	119%
47	203%	67	118%
48	197%	68	117%
49	191%	69	116%
50	185%	70	115%
51	178%	71	113%
52	171%	72	111%
53	164%	73	109%
54	157%	74	107%
55	150%	75-90	105%
56	146%	91	104%
57	142%	92	103%
58	138%	93	102%
59	134%	94	101%
		95-99	100%

These percentages are based on federal income tax law for the Guideline Premium Test, which requires a minimum death benefit, in relation to policy fund, for Your policy to qualify as life insurance.

Example – Assuming Guideline Premium Test

Assume the insured person is 55 years old and the face amount is $100,000. The “corridor percentage” for the Guideline Premium Test at that age is 150%. Under option 1, the death benefit will generally be $100,000. However, when the policy fund is greater than $66,666,67, the corridor percentage applies and the death benefit will be greater than $100,000 (since 150% of $66,666.67 equals $100,000). In this case, at age 55, We multiply the policy fund by a factor of 150%. So if the policy fund were $70,000, then the death benefit would be $105,000.

Under option 2, the death benefit is the face amount plus the policy fund. In this example, if a 55 year-old had a face amount of $100,000 and a policy fund of $200,000, then the death benefit would be $300,000. This figure results from either: (a) adding the face amount to the policy fund or (b) multiplying the policy fund by the corridor percentage. For all policy funds higher than this level, the corridor percentage would apply. Therefore, for every $1.00 added to the policy fund above $200,000, the death benefit would increase by $1.50 (at that age).

Table of Corridor Percentages Cash Value Accumulation Test

Male

Based on Policy Fund

If the Insured Person’s Policy Age is this	The Death Benefit Will be at Least Equal to This Percent of The Policy Fund	If the Insured Person’s Policy Age is this	The Death Benefit Will be at Least Equal to This Percent of The Policy Fund
0	1547.8%	51	272.2%
1	1503.6%	52	263.7%
2	1455.4%	53	255.4%
3	1406.2%	54	247.6%
4	1356.2%	55	240.1%
5	1307.9%	56	232.9%
6	1261.2%	57	226.1%
7	1216.0%	58	219.5%
8	1172.4%	59	213.2%
9	1130.1%	60	207.2%
10	1089.3%	61	201.4%
11	1049.8%	62	195.9%
12	1011.7%	63	190.7%
13	975.9%	64	185.7%
14	941.3%	65	181.0%
15	908.7%	66	176.5%
16	878.8%	67	172.2%
17	850.4%	68	168.0%
18	822.8%	69	164.1%
19	796.6%	70	160.2%
20	771.0%	71	156.5%
21	746.1%	72	153.0%
22	721.7%	73	149.7%
23	698.6%	74	146.5%
24	676.0%	75	143.5%
25	654.0%	76	140.6%
26	632.5%	77	137.9%
27	612.0%	78	135.3%
28	592.1%	79	132.9%
29	572.6%	80	130.6%
30	553.7%	81	128.5%
31	535.2%	82	126.5%
32	517.0%	83	124.6%
33	499.6%	84	122.8%
34	482.6%	85	121.2%
35	466.1%	86	119.7%
36	450.1%	87	118.3%
37	434.8%	88	117.0%
38	420.1%	89	115.9%
39	405.7%	90	114.8%
40	392.0%	91	113.9%
41	378.7%	92	113.0%
42	366.0%	93	112.2%
43	353.8%	94	111.4%
44	342.2%	95	110.8%
45	331.0%	96	110.1%
46	320.2%	97	109.5%
47	309.9%	98	108.9%
48	300.0%	99+	108.4%
49	290.4%
50	281.1%

Example – Assuming Cash Value Accumulation Test

Assume the insured person is 55 years old, male standard non- tobacco  and the face amount is $100,000. The “corridor percentage” for the Cash Value Accumulation Test at that age is 240.1%. Under option 1, the death benefit will generally be $100,000. However, when the policy fund is greater than $41,649.31, the corridor percentage applies and the death benefit will be greater than $100,000 (since 240.1% of $41,649.31 equals $100,000). In this case, at age 55, We multiply the policy fund by a factor of 240.1%. So if the policy fund were $70,000, then the death benefit would be $168,070.

Under option 2, the death benefit is the face amount plus the policy fund. In this example, if a 55 year-old had a face amount of $100,000 and a policy fund of $71,377.59, then the death benefit would be $171,377.59. This figure results from either: (a) adding the face amount to the policy fund or (b) multiplying the policy fund by the corridor percentage. For all policy funds higher than this level, the corridor percentage would apply. Therefore, for every $1.00 added to the policy fund above $71,377.59, the death benefit would increase by $2.40 (at that age).

payment options

You may choose for policy benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment. Payments under these options are not affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the insured person dies, then the beneficiary will have this choice. However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice.  Payment options will also be subject to Our rules at the time of selection.

premium limitations

Federal law limits the premiums that can be paid if this policy is to qualify as life insurance for tax purposes.  We will not accept a premium that would cause this limit to be exceeded.  If We accept such a premium in error, We will refund it as soon as the error is discovered.

If a policy change is executed that causes this policy to exceed the maximum premium limits allowed by federal law, We will refund the excess premium when the total premiums paid exceed the federal limits.

We will accept any premium needed to keep this policy in force.

about us

midland national life insurance company

We are Midland National Life Insurance Company, a stock life insurance company. We were organized, in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company”. We were reincorporated as a stock life insurance company in 1909. Our name, Midland National Life Insurance Company, was adopted in 1925. We redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition:  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our General Account to our policy owners.  We monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments.  It is important to note, however, that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective policy owners to read and understand our financial statements, which are included in this Statement of Additional Information ("SAI").

our separate account a

The “Separate Account” is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies. The Separate Account meets the definition of a “Separate Account” under the federal securities laws. Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National’s other assets.  The assets of the Separate Account may not be used to pay any of Our other liabilities.  We are obligated to pay all amounts guaranteed under the policy.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums in up to fifteen of the fifty-eight investment divisions of Our Separate Account at any one time.

our reports to policyowners

We currently intend to send You reports shortly after the end of the third, sixth, ninth, and twelfth policy months of each policy year that show:

•      the current death benefit for Your policy,

•      Your policy fund,

•      information about investment divisions,

•      the cash surrender value of Your policy,

•      the amount of Your outstanding policy loans,

•      the amount of any interest that You owe on the loan, and

•      information about the current loan interest rate.

The annual report will show any transactions involving Your policy fund that occurred during the policy year. Transactions include Your premium allocations, Our deductions, and Your transfer or withdrawals. The annual or other periodic statements provide confirmations of certain regular, periodic items (such as monthly deductions and premium payments by Civil Service Allotment or automatic checking account deductions). We may change these reporting practices. Confirmations will be sent to You for transfers of amounts between investment divisions and certain other policy transactions.

Our report also contains information that is required by the insurance supervisory official in the jurisdiction in which this insurance policy is delivered.

We will send You semi-annual reports with financial information on the funds.

dividends

We do not pay any dividends on these policies.

distribution of the policies

The policies are offered to the public on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC (“Sammons Securities Company”) serves as principal underwriter for the policies.  Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103.  Sammons Securities Company is an indirect, wholly-owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Securities Company offers the policies through its registered representatives.  Sammons Securities Company is a member of the Securities Investor Protection Corporation.  Sammons Securities Company also may enter into selling agreements with other broker-dealers (“selling firms”) and compensate them for their services.  Registered representatives are appointed as Our insurance agents.

Sammons Securities Company received sales compensation with respect to these policies and other variable life policies not included in this registration statement under the Midland National Life Separate Account A in the following amounts during the years indicated:

Fiscal year	Aggregate Amount of Commissions Paid to Sammons Securities Company*	Aggregate Amount of Commissions Retained by Sammons Securities Company*
2009	$4,282,773	$47,429
2010	$3,349,631	$36,540
2011	$2,260,522	$25,631

*Includes total sales compensation paid to registered persons of Sammons Securities Company and an underwriting fee of 1.25% of first-year commissions paid to Sammons Securities Company for all of Midland National’s variable universal life insurance policies under Separate Account A.

Sammons Securities Company passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the policies.  However, under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

•         sales representative training allowances,

•         deferred compensation and insurance benefits,

•         advertising expenses, and

•         all other expenses of distributing the policies.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for

•         “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the policies;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

We intend to distribute the policies in all states, except New York, and in certain United States possessions and territories.

regulation

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell policies. This policy has been filed with and, as necessary, approved by insurance officials in those states. The provisions of this policy may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell policies. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.

We are also subject to various federal securities laws and regulations with respect to the Separate Account and the policies.

discount for employees of sammons enterprises, inc.

Employees of Sammons Enterprises, Inc. may receive a discount of up to 25% of first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee’s policy during the first year. All other policy provisions will apply.

legal matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

financial matters

The financial statements of Midland National Life Separate Account A and Midland National Life Insurance Company, included in this SAI and the registration statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in this SAI. The address for PricewaterhouseCoopers LLP is 699 Walnut Street, Suite 1300, Des Moines, IA 50309. The financial statements have been included in reliance upon reports given upon the authority of the firm as experts in accounting and auditing.

additional information

We have filed a Registration Statement relating to the Separate Account and the variable life insurance policy described in this SAI with the SEC. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this SAI under the rules and regulations of the SEC. If You would like additional information, then You may obtain it from the SEC’s main office in Washington, DC. You will have to pay a fee for the material.

performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners.  We base the performance information on the investment experience of the investment division and the funds.  The information does not indicate or represent future performance.

Total return quotations reflect changes in funds’ share prices, and the automatic reinvestment by the Separate Account of all distributions and the deduction of the mortality and expense risk charge.  The quotations will not reflect deductions from premiums (the premium tax charge), the monthly deduction from the policy fund (the expense charge, the cost of insurance charge, the percent of policy fund charge, and any charges for additional benefits), the surrender charge, or other transaction charges.  These fees and charges would have reduced the performance shown.  Therefore, these returns do not show how actual investment performance will affect policy benefits.  A cumulative total return reflects performance over a stated period of time.  An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.  Average annual total returns tend to smooth out variations in an investment division’s returns and are not the same as actual year-by-year results.

Midland National may advertise performance figures for the investment divisions based on the performance of a portfolio before the Separate Account commenced operations.

illustrations

Midland National may provide individual hypothetical illustrations of policy fund, cash surrender value, and death benefits based on the funds’ historical investment returns.  These illustrations will reflect the deduction of expenses in the funds and the deduction of policy charges, including the deductions from premiums, the monthly deduction from the policy fund and the surrender charge.  The hypothetical illustrations are designed to show the performance that could have resulted if the policy had been in existence during the period illustrated and do not indicate what policy benefits will be in the future.

financial statements

The financial statements of Midland National Life Insurance Company included in this SAI should be distinguished from the financial statements of the Midland National Life Separate Account A and should be considered only as bearing upon the ability of Midland National Life Insurance Company to meet its obligations under the policies.  They should not be considered as bearing upon the safety or investment performance of the assets held in the Separate Account.

          MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

          CONSOLIDATED FINANCIAL STATEMENTS

          FOR THE YEARS ENDED DECEMBER 31, 2011 and 2010

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

--------------------------------------------------------------------------------

Report of Independent Auditors                                               1

Midland National Life Insurance Company and Subsidiaries
   Consolidated Financial Statements

     Consolidated Balance Sheets as of December 31, 2011 and 2010            2

     Consolidated Statements of Income for the years ended
        December 31, 2011, 2010 and 2009                                     3

     Consolidated Statements of Stockholder's Equity and
       Comprehensive Income (Loss) for the years ended
        December 31, 2011, 2010 and 2009                                     4

     Consolidated Statements of Cash Flows for the years
        ended December 31, 2011, 2010 and 2009                               5

     Notes to Consolidated Financial Statements                              7

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of
   Midland National Life Insurance Company and Subsidiaries

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Midland
National Life Insurance Company and Subsidiaries (the "Company") at December 31,
2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board United States). Those
standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 28, 2012

--------------------------------------------------------------------------------
PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL  60606
T: (312)298-2000, F: (312) 298-2001, www.pwc.com/us

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2011 and 2010
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            2011                2010
                                                                                    ------------------  ------------------
ASSETS
Investments
    Fixed maturities, available for sale, at fair value                                   $27,210,029        $ 24,516,373
    Equity securities, at fair value                                                          406,809             424,953
    Mortgage loans                                                                            490,031             247,133
    Policy loans                                                                              340,731             333,186
    Short-term investments                                                                    290,070             248,637
    Derivative instruments                                                                    235,342             425,656
    Other invested assets                                                                     889,972             983,630
                                                                                    ------------------  ------------------
       Total investments                                                                   29,862,984          27,179,568

Cash                                                                                          165,611              50,517
Accrued investment income                                                                     258,004             237,447
Deferred policy acquisition costs                                                           1,397,148           1,502,244
Deferred sales inducements                                                                    374,354             455,628
Present value of future profits of acquired businesses                                         17,176              21,015
Federal income tax asset, net                                                                       -              58,019
Other receivables, other assets and property, plant and equipment                             114,550             146,950
Reinsurance receivables                                                                     2,075,717           1,889,376
Separate account assets                                                                       884,513           1,001,274
                                                                                    ------------------  ------------------
       Total assets                                                                       $35,150,057         $32,542,038
                                                                                    ==================  ==================

LIABILITIES
Policyholder account balances                                                             $26,320,092        $ 24,817,393
Policy benefit reserves                                                                     1,129,354           1,049,300
Policy claims and benefits payable                                                            132,627             119,949
Repurchase agreements, other borrowings and collateral on
    derivative instruments                                                                  2,599,406           2,527,412
Derivative instruments                                                                         13,134              10,541
Federal income tax liability, net                                                             340,860                   -
Other liabilities                                                                             584,434             729,027
Separate account liabilities                                                                  884,513           1,001,274
                                                                                    ------------------  ------------------
       Total liabilities                                                                   32,004,420          30,254,896
                                                                                    ------------------  ------------------

STOCKHOLDER'S EQUITY
Common stock, $1 par value, 1,000 shares authorized,
  issued and outstanding                                                                        2,549               2,549
Additional paid-in capital                                                                    354,208             335,907
Retained earnings                                                                           2,032,987           1,860,073
Accumulated other comprehensive income (loss)                                                 755,893              88,613
                                                                                    ------------------  ------------------
       Total stockholder's equity                                                           3,145,637           2,287,142
                                                                                    ------------------  ------------------
          Total liabilities and stockholder's equity                                      $35,150,057         $32,542,038
                                                                                    ==================  ==================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    2011              2010               2009
                                                                              -----------------  ----------------   ----------------

REVENUES
Premiums                                                                            $  164,718         $ 146,850          $ 147,415
Interest sensitive life and investment product charges                                 338,445           303,991            295,560
Net investment income                                                                1,402,512         1,407,708          1,059,608
Net gains (losses) on derivatives and derivative instruments                             5,767           191,371           (157,076)
Net unrealized gain from variable interest entity                                            -                 -             35,795
Net realized investment gains                                                           (8,206)           94,571            154,827

Total other-than-temporary impairment losses                                            (9,853)          (75,139)           (83,778)
Non-credit portion in other comprehensive income                                         2,326             3,557             12,307
                                                                              -----------------  ----------------   ----------------
Net impairment loss recognized in earnings                                              (7,527)          (71,582)           (71,471)

Other income                                                                             9,304            15,045             12,419
                                                                              -----------------  ----------------   ----------------
       Total revenue                                                                 1,905,013         2,087,954          1,477,077
                                                                              -----------------  ----------------   ----------------

BENEFITS AND EXPENSES
Interest credited to policyholder account balances                                     816,565           881,856            541,266
Benefits incurred                                                                      261,976           302,497            238,071
Amortization of deferred sales inducements                                              78,438            80,765             60,246
                                                                              -----------------  ----------------   ----------------
       Total benefits                                                                1,156,979         1,265,118            839,583

Operating and other expenses (net of commissions and other
    expenses deferred)                                                                 139,279           116,552            162,648
Amortization of deferred policy acquisition costs and
    present value of future profits of acquired businesses                             212,002           221,904            175,601
                                                                              -----------------  ----------------   ----------------
    Total benefits and expenses                                                      1,508,260         1,603,574          1,177,832
                                                                              -----------------  ----------------   ----------------

    Income before income taxes                                                         396,753           484,380            299,245

Income tax provision                                                                   109,147           131,908            102,308
                                                                              -----------------  ----------------   ----------------
       Net income                                                                      287,606           352,472            196,937

        Less: Net income attributable to noncontrolling interests (net
           of tax $9,992 in 2009)                                                            -                 -            (57,373)
                                                                              -----------------  ----------------   ----------------
    Net income attributable to Midland National Life Ins. Co.                       $  287,606        $  352,472         $  139,564
                                                                              =================  ================   ================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                    Midland National Life Insurance Co. Stockholder's Equity
                                                            ------------------------------------------------------------------------

                                                                                Additional
                                                              Common             Paid-in           Retained        Comprehensive
                                                               Stock             Capital           Earnings           Income
                                                            ---------------  -----------------  ----------------  -----------------
Balance, December 31, 2008                                       $   2,549         $  318,707       $ 1,504,864
Cumulative effect of non-credit impairment losses
    from prior periods (net of tax ($3,796))                                                              7,050
Comprehensive income  (loss)
    Net income                                                                                          139,564          $ 139,564
    Other comprehensive income  (loss)
      Net unrealized gain on available-for-sale investments,
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $165,204)                                                                                   306,808
      Pension liability (net of tax ($1,200))                                                                               (2,229)
      Post-retirement liability (net of tax $340)                                                                              630
                                                                                                                  -----------------
        Comprehensive (loss)                                                                                             $ 444,773
                                                                                                                  =================
Equity transactions with noncontrolling interests, net                                (16,880)
Capital contribution
Dividends paid on common stock                                                                          (51,617)
                                                            ---------------  -----------------  ----------------
Balance, December 31, 2009                                           2,549            301,827         1,599,861
Deconsolidation of variable interest entity                                            16,880
Comprehensive income  (loss)
    Net income                                                                                          352,472            352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $310,610)                                                                                   576,847
      Pension liability (net of tax ($1,760))                                                                               (3,269)
      Post-retirement liability (net of tax ($654))                                                                         (1,214)
                                                                                                                  -----------------
        Comprehensive income                                                                                               924,836
                                                                                                                  =================
Capital contribution                                                                    5,000
Employee stock ownership plan                                                          12,200
Dividends paid on common stock                                                                          (92,260)
                                                            ---------------  -----------------  ----------------
Balance, December 31, 2010                                           2,549            335,907         1,860,073
Comprehensive income  (loss)
    Net income                                                                                          287,606            287,606
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $363,131)                                                                                   674,385
      Pension liability (net of tax ($1,755))                                                                               (3,259)
      Post-retirement liability (net of tax ($2,071))                                                                       (3,845)
                                                                                                                  -----------------
        Comprehensive income                                                                                          $    954,886
                                                                                                                  =================
Capital contribution                                                                    5,000
Employee stock ownership plan                                                          13,301
Dividends paid on common stock                                                                         (114,692)
                                                            ---------------  -----------------  ----------------
Balance, December 31, 2011                                       $   2,549         $  354,208       $ 2,032,987
                                                            ===============  =================  ================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                    Midland National Life Insurance Co. Stockholder's Equity
                                                            ------------------------------------------------------------------------
                                                                   Accumulated
                                                                      Other                                        Total
                                                                Comprehensive             Noncontrolling      Stockholder's
                                                                Income (Loss)             Interest              Equity
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2008                                           $   (781,910)           $ 133,837           $1,178,047
Cumulative effect of non-credit impairment losses
    from prior periods (net of tax ($3,796))                               (7,050)                                        -
Comprehensive income  (loss)
    Net income                                                                                  57,373              196,937
    Other comprehensive income  (loss)
      Net unrealized gain on available-for-sale investments,
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $165,204)                                  306,808                                   306,808
      Pension liability (net of tax ($1,200))                              (2,229)                                   (2,229)
      Post-retirement liability (net of tax $340)                             630                                       630

        Comprehensive (loss)

Equity transactions with noncontrolling interests, net                                          16,880
Capital contribution                                                                           296,100              296,100
Dividends paid on common stock                                                                                      (51,617)
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2009                                               (483,751)             504,190            1,924,676
Deconsolidation of variable interest entity                                                   (504,190)            (487,310)
Comprehensive income  (loss)
    Net income                                                                                                      352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $310,610)                                  576,847                                   576,847
      Pension liability (net of tax ($1,760))                              (3,269)                                   (3,269)
      Post-retirement liability (net of tax ($654))                        (1,214)                                   (1,214)

        Comprehensive income

Capital contribution                                                                                                  5,000
Employee stock ownership plan                                                                                        12,200
Dividends paid on common stock                                                                                      (92,260)
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2010                                                 88,613                    -            2,287,142
Comprehensive income  (loss)
    Net income                                                                                                      287,606
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $363,131)                                  674,385                                   674,385
      Pension liability (net of tax ($1,755))                              (3,259)                                   (3,259)
      Post-retirement liability (net of tax ($2,071))                      (3,845)                                   (3,845)

        Comprehensive income

Capital contribution                                                                                                  5,000
Employee stock ownership plan                                                                                        13,301
Dividends paid on common stock                                                                                     (114,692)
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2011                                           $    755,893              $     -           $3,145,637
                                                            ======================     ================     ================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010, and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                             2011               2010               2009
                                                                       -----------------   ----------------   ----------------

OPERATING ACTIVITIES
Net income                                                                   $  287,606          $ 352,472          $ 196,937
Adjustments to reconcile net income to net cash
    provided by operating activities
    Amortization of deferred policy acquisition costs,
        deferred sales inducements and present value
        of future profits of acquired businesses                                290,440            302,669            235,847
    Net amortization of premiums and discounts
        on investments                                                         (154,194)          (131,051)           (89,973)
    Amortization of index options                                               289,043            179,637            165,439
    Employee stock ownership plan                                                13,301             12,200                  -
    Policy acquisition costs deferred                                          (252,737)          (263,602)          (214,843)
    Sales inducements deferred                                                  (81,990)           (92,589)           (74,579)
    Net realized investment (gains) losses and net
        impairment losses recognized in earnings                                 15,733            (22,989)           (83,356)
    Net (gains) losses on derivatives and derivative
        instruments                                                              (5,767)          (191,371)           157,076
    Net unrealized gains from variable interest entity                                -                  -            (35,795)
    Provision (benefit) for deferred income taxes                                90,940             20,151            (17,781)
    Net interest credited and product charges on
        universal life and investment policies                                  746,935            895,216            436,536
    Changes in other assets and liabilities
       Net receivables                                                          (79,743)           (23,954)           (57,028)
       Net payables                                                              24,388             71,909            125,697
       Policy benefits                                                           52,526            102,645             55,813
       Other, net                                                               (44,448)           (49,117)              (567)
                                                                       -----------------   ----------------   ----------------
      Net cash provided by operating activities                               1,192,033          1,162,226            799,423
                                                                       -----------------   ----------------   ----------------

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.) CONSOLIDATED STATEMENTS OF CASH
FLOWS (continued) FOR THE YEARS ENDED DECEMBER 31, 2011, 2010, and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                             2011               2010               2009
                                                                       -----------------   ----------------   ----------------
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                        $ 4,255,557        $ 5,026,800        $ 7,712,355
    Equity securities                                                           131,333            224,575            100,281
    Mortgage loans                                                               53,944             52,252             33,601
    Derivative instruments                                                            -                  -              9,987
    Other invested assets                                                       206,589             52,778             37,206
Cost of investments acquired
    Fixed maturities                                                         (5,571,152)        (6,821,533)        (9,049,051)
    Equity securities                                                           (61,026)          (160,158)          (102,725)
    Mortgage loans                                                             (307,412)           (61,773)           (25,893)
    Derivative instruments                                                     (242,316)          (125,959)          (162,597)
    Other invested assets                                                       (21,548)           (31,865)           (28,219)
Change in cash due to deconsolidation of VIE                                          -           (159,827)                 -
Net change in policy loans                                                       (7,545)           (17,207)              (487)
Net change in short-term investments                                            (41,433)           104,634           (175,000)
Net change in collateral on derivatives                                         (49,878)           (86,174)           183,681
Net change in amounts due to/from brokers                                      (160,148)            30,861            144,838
                                                                       -----------------   ----------------   ----------------
      Net cash used in investing activities                                  (1,815,035)        (1,972,596)        (1,322,023)
                                                                       -----------------   ----------------   ----------------

FINANCING ACTIVITIES
Receipts from universal life and investment  products                       $ 2,966,600        $ 2,906,068        $ 2,779,877
Benefits paid on universal life and investment  products                     (2,240,684)        (2,189,030)        (2,076,795)
Net change in repurchase agreements and other borrowings                        121,872            (38,643)          (258,701)
Receipts related to noncontrolling interests - net                                    -                  -            296,100
Capital contributions received                                                    5,000              5,000                  -
Dividends paid on common stock                                                 (114,692)           (92,257)           (51,617)
                                                                       -----------------   ----------------   ----------------
      Net cash provided by financing activities                                 738,096            591,138            688,864
                                                                       -----------------   ----------------   ----------------

Net increase (decrease) in cash                                                 115,094           (219,232)           166,264

Cash at beginning of year                                                        50,517            269,749            103,485
                                                                       -----------------   ----------------   ----------------

Cash at end of year                                                          $  165,611           $ 50,517          $ 269,749
                                                                       =================   ================   ================

SUPPLEMENTAL INFORMATION
    Cash paid during the year for
      Income taxes, paid to parent                                             $ 62,700           $ 51,374          $ 204,153
      Interest on other borrowings                                                1,940              2,381              4,594

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in Thousands)
------------------------------------------------------------------------------------------------------------------------

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Organization

        Midland National Life Insurance Company and Subsidiaries ("Midland
        National" or the "Company") is a wholly owned subsidiary of Sammons
        Financial Group, Inc. ("SFG"). SFG Reinsurance Company ("SFG Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in South Carolina. MNL Reinsurance Company ("MNL Re") and
        Solberg Reinsurance Company ("Solberg Re"), subsidiaries of Midland
        National, are captive reinsurance companies domiciled in Iowa. Midland
        National Services Company ("MNSC") is a Delaware limited liability company created as a wholly owned subsidiary of Midland National to hold agreed amounts for payment of facility fees and other amounts due under a credit facility agreement that governs a letter of credit arrangement between several SFG entities and a large commercial bank. Together, these companies offer individual life and annuity products in 49 states and the District of Columbia. The Company is affiliated through common ownership with North American Company for Life and Health Insurance
        ("North American").

        Midland National is a limited partner in Guggenheim Partners
        Opportunistic Investment Grade Securities Fund, LLC ("the Fund"), a
        private investment company and variable interest entity. In 2009,
        Midland National was considered the primary beneficiary under accounting guidance previously in effect and owned 50.9% of the Fund. As the primary beneficiary, the Company consolidated the Fund in its consolidated financial statements. In accordance with new guidance issued by the Financial Accounting Standards Board ("FASB"), the Company
        deconsolidated the Fund as of January 1, 2010. See Note 6 for further discussion of the deconsolidation of the Fund.

        Basis of presentation

        The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of
        America ("GAAP") and reflect the consolidation of the Company with its wholly owned subsidiaries and all entities for which it holds a controlling financial interest. Significant intercompany transactions have been eliminated in consolidation.

        The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity ("VIE").

        Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance its activities independently and the equity holders have the obligation to absorb losses, the right to receive residual returns, and the right to make decisions about the entity's activities. The usual condition for a controlling financial interest in an entity is ownership of a majority voting interest. Accordingly, the Company consolidates voting interest entities in which it has a majority voting interest.

        When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity's operating and financial policies (generally defined as owning a voting interest of 20%
        to 50%) and has an investment in common stock or in-substance common stock, the Company accounts for its investment using the equity method of accounting. For certain limited partnerships, the threshold for the equity method of accounting is 5%.

        During 2009, the FASB issued revised guidance effective January 1, 2010, related to VIEs whereby an enterprise is required to perform an analysis on all entities with which it has a financial interest. The analysis requires the evaluation of several characteristics, including the determination of whether an entity has sufficient equity at risk to allow it to adequately finance its activities, the determination of whether the party with the power to direct the activities of the entity has equity investment at risk in the entity, and whether the equity investment at risk lacks the obligation to absorb expected losses or the right to receive expected residual returns. If an entity is determined to be a VIE, the next step is the identification of the primary beneficiary of the VIE. An enterprise is deemed to be the primary beneficiary of a VIE if it has both (i) the power to direct the activities of the entity that most significantly impact the VIE's economic success and (ii) has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE, or both. The
        Company determines whether it is the primary beneficiary of a VIE by performing an analysis that principally considers: (i) the VIE's purpose and design, including the risks the VIE was designed to create and pass through to its variable interest holders, (ii) the VIE's capital structure, (iii) the terms between the VIE and its variable interest holders and other parties involved with the VIE, (iv) which variable interest holders have the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, (v) which variable interest holders have the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE and (vi) related party relationships. The party that is the primary beneficiary consolidates the financial results of the VIE. The Company will continue to assess its investments on an ongoing basis as circumstances may change whereby an entity could be determined to be a VIE. The Company could become a primary beneficiary in such a VIE, or an entity's characteristics could change whereby it is no longer a VIE. All of these situations could potentially have a corresponding impact on the Company's consolidated financial statements.

        See Note 6 for further discussion related to the Company's involvement with VIEs.

        Use of estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, impairment of securities, income taxes, deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), present value of future profits of acquired businesses ("PVFP"), reinsurance receivables and policy benefit reserves for traditional life insurance policies.

        Interest rate risk

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. The Company manages its interest rate risk by monitoring its asset and liability durations within a predetermined range. It will mitigate this risk by rebalancing assets when it approaches the boundaries of the predetermined range. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Liquidity risk

        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty risk

        The Company enters into derivative and repurchase agreements with various financial institution counterparties. The Company is at risk that any particular counterparty will fail to fulfill its obligations under outstanding agreements. The Company limits this risk by selecting counterparties with long-standing performance records and with credit ratings of "A" or above. The amount of exposure to each counterparty is essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the Company or counterparty.

        Fair value of financial assets, financial liabilities, and financial instruments

        The Company can elect an option to record at fair value certain financial assets and financial liabilities. The election is irrevocable and is made contract by contract. The Company has elected to utilize the fair value option for certain fixed income securities designated as hybrid instruments.

        Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented in Note 3 may not represent the underlying value to the Company.

        The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:

        Available-for-sale securities

        Fair value for fixed maturity securities is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available.
        For fixed maturities not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes.When values are not available from pricing services or broker quotes, such as private placements including corporate securities and asset-backed securities and residential mortgage-backed securities, fair value may be estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities is based on quoted market prices, where available, and for those equity securities not actively traded, fair values are obtained from independent pricing services or from internal fair value/cash flow models.

        Mortgage loans

        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the mortgage portfolio. Each mortgage modeled is assigned a spread corresponding to its risk profile for valuation purposes. For fair value reporting purposes, these spreads are adjusted for current market conditions. Fair value is also adjusted by internally generated illiquidity and default factors.

        Short-term investments

        The carrying amounts for short-term investments, which primarily consist of commercial paper, money market funds and fixed income securities acquired with less than one year to maturity, approximate fair value due to their short-term nature.

        Derivative instruments

        Fair value for options are based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, credit default swaps, interest rate floors and other derivatives is based on exchange prices, broker quoted prices or fair values provided by the counterparties.

        Other invested assets

        Other invested assets consist primarily of limited partnerships. The
        Company measures the fair value of these investments on the basis of the net asset value per share of the investment (or its equivalent) if the net asset value of the investment (or its equivalent) is calculated in a manner consistent with the measurement guidance issued by the FASB for investment companies as of the reporting entity's measurement date.

        Reinsurance receivables - embedded derivatives from reinsurance ceded

        Fair value for embedded derivatives related to coinsurance with funds withheld treaties for indexed annuities is determined based on fair values of the financial instruments in the funds withheld portfolios and on models the Company has developed to estimate the fair values of the liabilities ceded.

        Separate account assets

        Separate account assets are reported at fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds.

        Policyholder account balances

        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.
        The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and an additional provision for adverse deviation.

        Repurchase agreements, other borrowings and collateral on derivative instruments

        The fair value of the Company's repurchase agreements is tied to the market value of the underlying collateral securities. The fair value of other borrowings which consist of borrowings from the Federal Home Loan
        Bank of Des Moines ("FHLB"), approximates its reported value due to its short maturity. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of money market funds.

        Investments and investment income

        Available-for-sale securities

        The Company is required to classify its fixed maturity investments
        (bonds and redeemable preferred stocks) and equity securities (common and non-redeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the consolidated balance sheets. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at fair value with the unrealized holding gains (losses) and non-credit related impairment losses included as a component of other comprehensive income
        (loss) ("OCI") in the consolidated statements of stockholder's equity.
        OCI is reported net of related adjustments to DAC, DSI, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses).

        For collateralized mortgage obligations ("CMOs") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.
        Included in this category is approximately $109,464 and $84,434 of mortgaged-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2011 and 2010, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. In recent years, the deterioration in the sub-prime mortgage market has had an adverse impact on the overall credit markets, particularly related to the fair values of CMOs and other asset-backed securities. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment ("OTTI") policy. At December 31, 2011 and 2010, 62% and 76%, respectively of the Company's securities with sub-prime exposure are rated as investment grade.

        Mortgage loans

        Mortgage loans consist principally of commercial mortgage loans and are carried at the adjusted unpaid balances. The Company's lending policies allow for primarily first-lien mortgages that do not exceed 75% of the fair market value of the property allowing for sufficient excess collateral to absorb losses should we be required to foreclose and take possession of the collateral. The mortgage portfolio invests primarily in larger metropolitan areas across the U.S. and is diversified by type of property. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis. During 2011, twenty-three new mortgages were originated for $305,400, and during 2010 six new mortgages were originated for $58,890.

        The following table includes a breakdown of the Company's mortgage loans by property type as of December 31, 2011:

                                            Percentage
                                         -----------------

         Hotel                                        30%
         Office                                       23%
         Multi-family                                 16%
         Retail                                       16%
         Residential                                   6%
         Industrial                                    4%
         Other                                         5%

        Approximately 52% of the mortgage loans are on properties located in the following states as of December 31, 2011:

                                            Percentage
                                         -----------------

         California                                   20%
         Georgia                                      12%
         Arizona                                      10%
         North Carolina                               10%

        The Company's mortgage loan portfolio includes reverse mortgages, which are first liens on the related residential properties located primarily in California and Florida. At December 31, 2011, the reported value of these reverse mortgages was $29,301. Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The maximum percentage of any one loan to the value of the underlying property at the time the loan was initiated was 80% for all standard mortgage loans. The reverse mortgages have a Principal Limit Factor ("PLF") that defines the maximum amount that can be advanced to a borrower. The PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is 62.5% of the underlying property value at the time of mortgage origination.

        The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagee and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. As a result of this review, the Company recognized impairment charges against earnings of $397 (two loans), $1,036 (two loans), and
        $1,530 (four loans) for the years ended December 31, 2011, 2010 and
        2009, respectively. In addition, the Company has an allowance for mortgage loan credit losses of $2,000, $0 and $0 at December 31, 2011,
        2010 and 2009, respectively. The Company determined the allowance through an analysis of specific loans that are believed to have a higher risk of credit impairment.

        Policy loans

        Policy loans are carried at unpaid principal balances.

        Short-term investments

        Short-term investments primarily include commercial paper and fixed income securities, stated at amortized cost, and money market funds, stated at cost, acquired with less than one year to maturity.

        Derivative instruments

        Derivative instruments consist of options, futures, interest rate floors, interest rate and credit default swaps. Options, interest rate floors, interest rate swaps and credit default swaps are reported at fair value. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value.

        Other invested assets

        Other invested assets are primarily comprised of limited partnerships.
        Limited partnerships are recorded on the fair value, cost, equity or consolidation method of accounting depending on the respective ownership percentage, ability to control or election to apply fair value accounting. In most cases, the carrying amounts represent the Company's share of the entity's underlying equity reported in its balance sheet.
        In situations where the Company has an ownership of less than 5%, the limited partnership is carried at cost. These investments are reviewed for impairment on a periodic basis. The aggregate carrying value of investments recorded on the cost method was $36,363 and $39,176 as of
        December 31, 2011 and 2010, respectively.

        Other-than-temporary impairment losses

        The Company reviews its investments to determine if declines in value are other-than-temporary. Improvements in credit markets and a low interest rate environment during 2011 and 2010 resulted in fair value gains in the Company's fixed income securities portfolio. If the fair value of a debt security is less than its amortized cost basis at the balance sheet date, the Company must assess whether the impairment is other-than-temporary. For fixed income securities, the primary factor the Company considers in its assessment of whether a decline in value is other-than-temporary is the issuer's ability to pay the amounts due according to the contractual terms of the investment. Additional factors considered in evaluating whether a decline in value is
        other-than-temporary are the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        When an OTTI has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss and a non-credit related loss. The credit related loss is measured as the difference between the present value of cash flows expected to be collected from the debt security and the debt security's amortized cost.
        The amount of the credit related loss is recognized as a charge against earnings. The difference between the unrealized loss on the impaired debt security and the credit related loss charged against earnings is the non-credit related loss that is recognized in accumulated other comprehensive loss.

        The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company's assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments' expected term. The Company's assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

        After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the credit loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the credit related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security.
        Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

        During 2011, 2010 and 2009, the Company recorded $7,527, $71,582 and
        $71,471, respectively, of realized losses as a result of OTTI. These losses are included in net impairment loss recognized in earnings in the consolidated statements of income.

        Investment income

        Investment income is recorded when earned. Net realized investment gains
        (losses) are determined on the basis of specific identification of the investments. Dividends are recorded on the ex-dividend date. See Note 4 for further discussion of the Company's investments and investment income.

        Cash

        Cash consists of demand deposits and non-interest bearing deposits held by various commercial and custodial banks. The Company has deposits with certain financial institutions which exceed federally insured limits.
        The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of material loss.

        Derivatives and derivative instruments

        The Company uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate and credit risks applicable to its investments. To mitigate these risks, the Company enters interest rate and credit default swap agreements, futures contracts and equity indexed call options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed.
        To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis.

        The changes in fair value of derivative instruments designated as effective cash flow hedges are reported as a component of OCI. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income in the period of change.

        Derivative instruments are carried at fair value, with certain changes in fair value reflected in OCI in the consolidated statements of stockholder's equity (for those derivatives designated as effective
        "cash flow hedges") while other changes in derivative fair value related to non-hedge derivatives are reflected as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The Company has certain reinsurance arrangements and debt instruments containing embedded derivatives due to the incorporation of credit risk exposures that are not clearly and closely related to the
        creditworthiness of the obligor.

        The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the consolidated balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Accrued investment income

        Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive.

        Deferred policy acquisition costs

        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, marketing, policy issuance, underwriting and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium paying period of the related policies in proportion to the ratio of the annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's DAC.

        Deferred sales inducements

        The Company defers certain sales inducement costs into a DSI asset.
        Sales inducements consist of premium bonuses and bonus interest on the
        Company's life and annuity products. The Company accounts and reports for certain sales inducements whereby capitalized costs are reported separately in the consolidated balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the consolidated statements of income in accordance with authoritative guidance.

        See Note 8 for further discussion of the Company's DSI.

        To the extent that unrealized investment gains or losses on available-for-sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through OCI as an offset to the unrealized investment gains or losses on available-for-sale securities.

        Present value of future profits of acquired businesses

        The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $1,289, $1,143, $1,058, $1,111 and $938 of the existing PVFP over the next five years. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's PVFP.

        Retrospective adjustments of DAC, DSI, and PVFP are made periodically upon revision of estimates of current or future gross profits on interest sensitive and investment-type products to be realized from a group of policies.

        Reinsurance receivables

        Liabilities ceded to reinsurance companies and receivables related to obligations due from those companies to the Company are reported as reinsurance receivables. Funds withheld liabilities and embedded derivatives associated with certain annuity coinsurance with funds withheld agreements are also reported as reinsurance receivables in the consolidated balance sheets. The Company uses reinsurance risk mitigation on life and annuity products and, in certain cases, capital relief. The Company generally reinsures the excess of each individual risk over $1,000 on ordinary life policies in order to spread its risk of loss. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated "A" or better by A.M. Best. The Company monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.

        Separate account assets and liabilities

        The separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The
        Company reports its separate account assets at fair value. The underlying investment risks are assumed by the policyholders. The
        Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in separate account assets and liabilities in the consolidated balance sheets. The Company reports the fees earned for administrative and policyholder services performed for the separate accounts as a component of other income in the consolidated statements of income.

        Policy claims and benefits payable

        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in benefits incurred in the consolidated statements of income.

        Recognition of traditional life insurance revenue and policy benefits

        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of DAC.

        Policy benefit reserves for traditional life insurance policies reported in the consolidated balance sheets of $1,129,354 and $1,049,300 at
        December 31, 2011 and 2010, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals that were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged from and 6.00% to 9.00% in 2011 and 2010.

        Recognition of revenue and policy benefits for interest sensitive life insurance products and investment contracts ("interest sensitive policies")

        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances.
        Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the consolidated balance sheets as policyholder account balances of $26,320,092 and
        $24,817,393 at December 31, 2011 and 2010, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest and fixed index credits less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 1.00% to 6.60%
        in 2011 and 2010. For certain contracts, these crediting rates extend for periods in excess of one year.

        Repurchase agreements

        As part of its investment strategy, the Company enters into repurchase agreements to increase the Company's investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying collateral securities. Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. As of December 31, 2011 and 2010, there were
        $2,185,727 and $2,063,855, respectively, of such agreements outstanding.
        The collateral for these agreements is held in short-term investments and fixed maturities in the consolidated balance sheets.

        Dividends and distributions

        Payment of dividends or other distributions of the insurance subsidiaries are limited by statute, which is generally limited to the greater of the insurance companies' prior year statutory net gain from operations or 10% of the insurance companies' statutory surplus as regards policyholders at the previous year end date.

        See Note 13 for further discussion on the Company's statutory financial data and dividend restrictions.

        Income taxes

        The Company and its eligible subsidiaries file a consolidated Federal income tax return with SEI and its other eligible subsidiaries. The policy for intercompany allocation of Federal income taxes is that the
        Company computes the provision for income taxes on a separate return basis as if the Company and its eligible subsidiaries were filing their own consolidated return. The Company makes payment to, or receives payment from, SEI in the amount it would have paid to, or received from, the Internal Revenue Service ("IRS") had it filed a consolidated tax return with only its own subsidiaries. The separate Company provisions and payments are computed using the tax elections made by SEI.

        The Company recognizes deferred income tax assets and liabilities for the expected future tax effects attributable to temporary differences between the financial statement and tax return bases of assets and liabilities, based on enacted rates and other provisions of the tax laws. The effect of changes in tax laws or rates on deferred tax assets and liabilities is recognized in income in the period in which such change is enacted. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that all or some portion of the deferred tax assets will not be realized.

        If applicable, the Company's liability for income taxes would include a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the IRS or other taxing jurisdictions. The Company recognizes tax benefits only on tax positions where it is more likely than not to prevail if reviewed by the IRS or another taxing authority.

        Comprehensive income

        Comprehensive income for the Company includes net income and OCI, which includes pension liability and post-retirement liability, net unrealized investment gains (losses) on available-for-sale securities, non-credit portion of OTTI losses, and interest rate swaps accounted for as cash flow hedges (net of related adjustments to intangibles and deferred income taxes).

2.      EFFECTS OF NEW AUTHORITATIVE GUIDANCE

        Recently adopted authoritative guidance

        Fair value measurements

        Effective January 1, 2010, the Company adopted the additional guidance on disclosures for fair value measurements as issued by the FASB. The new disclosures add a requirement to disclose transfers in and out of
        Level 1 and 2 measurements and to clarify two existing disclosure requirements related to the level of disaggregation of fair value measurements and disclosures regarding inputs and valuation techniques.
        The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures related to fair value.

        Effective January 1, 2011, the Company adopted additional guidance on improving disclosures for fair value measurements. The new disclosures include gross presentation of activities within the Level 3 roll forward. The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures about fair value.

        Transfers of financial assets

        In June 2009, the FASB issued amended guidance on accounting for transfers of financial assets. The guidance is designed to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement in transferred financial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity. Therefore, formerly qualifying special-purpose entities (as defined under previous standards) should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance.
        The Company adopted the guidance January 1, 2010. The new guidance did not have a material effect on the consolidated financial statements.

        Variable interest entities

        In June 2009, the FASB issued amended guidance related to the consolidation of variable interest entities ("VIE"). The guidance requires an enterprise to perform an analysis to determine whether a company's variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a
        VIE as the company that (1) has the power to direct the activities of a
        VIE that most significantly impact the entity's economic performance and
        (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The guidance requires ongoing reassessments of whether a company is the primary beneficiary of a VIE, which could result in deconsolidation of previously consolidated entities. It also requires enhanced disclosures that will provide users of financial statements with more transparent information about a company's involvement with the VIE. The Company adopted the guidance effective January 1, 2010. The Company has evaluated its investments in limited partnerships, a re-securitization trust, and the Fund to determine if there are VIE's which would require consolidation or deconsolidation in accordance with this new guidance.
        As a result of adopting the new guidance the Company determined a previously consolidated VIE should be deconsolidated.

        See Note 6 for further discussion.

        Investments held through separate accounts

        Effective January 1, 2011, the Company adopted guidance that clarifies an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer's interests. Additionally, the guidance does not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The guidance also directs how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. The adoption of this guidance has no effect on the consolidated financial statements.

        Allowance for credit losses

        In July 2010, the FASB issued guidance related to disclosures about the credit quality of financing receivables and the allowance for credit losses. The guidance requires disclosures that facilitate financial statement users in evaluating the nature of credit risk inherent in the portfolio of financing receivables; how that risk is analyzed and assessed in arriving at the allowance for credit losses; and any changes and the reasons for those changes to the allowance for credit losses.
        The guidance requires several new disclosures regarding the reserve for credit losses and other disclosures related to the credit quality of the
        Company's mortgage loan portfolio. The Company adopted the guidance on
        January 1, 2011. The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures about the allowance for credit losses.

        Recently issued authoritative guidance

        Deferred policy acquisition costs

        In October 2010, the FASB issued guidance on accounting for costs associated with acquiring or renewing insurance contracts. The guidance addresses diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. The guidance defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. The guidance also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. This guidance will be effective on January 1, 2012, with early adoption permitted. The guidance provides companies the option of adopting either prospectively or retrospectively. The Company will adopt this guidance retrospectively on January 1, 2012. The Company expects this new guidance, when adopted, will reduce retained earnings and accumulated OCI and stockholder's equity by approximately $149,500 to
        $162,500 net of tax of $80,500 to $87,500, subject to other adjustments.
        After adoption in 2012, the Company expects to defer fewer costs and record lower amortization resulting in deferred emergence of earnings.

        Troubled debt restructurings

        In April 2011, the FASB issued guidance on the determination of whether a mortgage loan modification is a troubled debt restructuring. Under the guidance, if a restructuring constitutes a concession and the debtor is experiencing financial difficulties, a troubled debt restructuring has occurred. The guidance requires retrospective application to any restructuring activities occurring since January 1, 2011. The new requirements are effective for periods ending on or after December 15,
        2012. The Company does not expect the guidance to have a material effect on the consolidated financial statements.

        Fair value measurements

        In May 2011, the FASB issued guidance on related to fair value measurement and disclosure, which substantially converged GAAP with
        International Financial Reporting Standards ("IFRS"). This guidance is largely consistent with existing fair value measurement principles in
        GAAP; however, disclosure requirements have been expanded. The expanded disclosures include: 1) for all Level 3 fair value measurements, quantitative information about significant unobservable inputs used and a description of the valuation processes in place; 2) a qualitative discussion about the sensitivity of recurring Level 3 fair value measurements; 3) disclose any transfers between Level 1 and Level 2 fair value measurements on a gross basis, including reasons for those transfers; 4) disclose the reason why an asset is being used differently by the company than its highest and best use; and 5) all fair value measurements needs to be categorized in the fair value hierarchy with disclosure of that categorization even if the asset or liability is not recorded at fair value. This guidance will be effective January 1, 2012.
        Other than additional disclosures, the adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

        Comprehensive income

        In June 2011, the FASB issued guidance related to the presentation of comprehensive income. This guidance requires companies to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. This guidance removes the presentation option allowing comprehensive income disclosures in the consolidated statement of stockholder's equity, but does not change the items that must be reported in other comprehensive income. This guidance will be effective January 1, 2012, and will change the presentation of comprehensive income in the consolidated financial statements. The FASB has deferred the requirement in the standard calling for reclassification adjustments from accumulated other comprehensive income to be measured and presented by income statement line item in net income and also in other comprehensive income.

        Offsetting assets and liabilities

        In December 2011, the FASB issued updated guidance regarding the disclosure of offsetting assets and liabilities. This new guidance requires an entity to disclose information on both a gross basis and net basis about both instruments and transactions eligible for offset in the consolidated balance sheets and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This guidance will be effective January 1, 2013 and shall be applied retrospectively for all comparative periods presented. The
        Company is currently assessing the impact of the guidance on the
        Company's consolidated financial statements.

3.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                             December 31, 2011                   December 31, 2010
                                                      ---------------------------------   ---------------------------------
                                                         Carrying         Estimated          Carrying         Estimated
                                                           Value          Fair Value          Value           Fair Value
                                                      ----------------  ---------------   ---------------   ---------------
Financial assets:
    Available-for-sale:
    Fixed maturities                                      $27,210,029      $27,210,029       $24,516,373       $24,516,373
    Equity securities                                         406,809          406,809           424,953           424,953
    Mortgage loans                                            490,031          473,562           247,133           219,546
    Short-term investments                                    290,070          290,070           248,637           248,637
    Derivative instruments                                    235,342          235,342           425,656           425,656
    Other invested assets                                     889,972          901,156           983,630           998,669
    Reinsurance receivables - embedded
    derivatives from reinsurance ceded                        128,480          128,480            26,061            26,061
    Separate account assets                                   884,513          884,513         1,001,274         1,001,274

Financial liabilities:
    Policyholder account balances:
    Investment-type insurance contracts                    14,898,807       13,450,772        14,193,220        12,724,974
    Indexed life and annuity embedded
       derivatives                                            (35,142)         (35,142)          (40,622)          (40,622)
    Repurchase agreements, other borrowings
      and collateral on derivative instruments              2,599,406        2,599,406         2,527,412         2,527,412
    Derivative instruments                                     13,134           13,134            10,541            10,541

        Fair value measurements

        Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debit rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash, exchange traded futures and options, and separate account assets. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities, collateralized debt obligations and indexed life and annuity embedded derivatives.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period.

        The Company relies on third party pricing services and independent broker quotes to value fixed maturity and equity securities. The third party pricing service uses a discounted cash flow model or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

        The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.

        The following tables summarize the valuation of the Company's financial instruments carried at fair value in the consolidated balance sheets as of December 31, 2011 and 2010 by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1:

                                                                                    December 31, 2011
                                                 ------------------------------------------------------------------------------
                                                   Quoted Prices
                                                     in Active           Significant
                                                    Markets for             Other            Significant
                                                     Identical           Observable          Unobservable
                                                    Instruments            Inputs               Inputs
                                                     (Level 1)            (Level 2)           (Level 3)             Total
                                                 -------------------   ----------------   -------------------  ----------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                               $      -        $ 3,351,774              $      -        $3,351,774
Municipal securities                                              -          3,925,894                   488         3,926,382
Corporate securities                                              -          8,776,716               888,707         9,665,423
Residential mortgage-backed securities                            -          3,329,532               167,667         3,497,199
Commercial mortgage-backed securities                             -            768,406                    94           768,500
Asset-backed securities                                           -          3,290,716             2,524,842         5,815,558
Other debt obligations                                            -             40,948               144,245           185,193
                                                 -------------------   ----------------   -------------------  ----------------
Total fixed maturities                                            -         23,483,986             3,726,043        27,210,029
Equity securities:
Financial services                                                -            228,412                11,444           239,856
Other                                                             -            111,813                55,140           166,953
                                                 -------------------   ----------------   -------------------  ----------------
Total equity securities                                           -            340,225                66,584           406,809
Derivative instruments:
Options                                                           -            122,396                     -           122,396
Interest rate swaps, credit default swaps
and interest rate floors                                          -             38,876                     -            38,876
Futures                                                      74,070                  -                     -            74,070
                                                 -------------------   ----------------   -------------------  ----------------
Total derivative instruments                                 74,070            161,272                     -           235,342
Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                    -                  -               (15,850)          (15,850)
Indexed annuity funds withheld                                    -                  -               144,330           144,330
                                                 -------------------   ----------------   -------------------  ----------------
Total reinsurance receivables                                     -                  -               128,480           128,480
Separate account assets                                     884,513                  -                     -           884,513

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
  life and annuity embedded derivatives                           -                  -               (35,142)          (35,142)
Derivative instruments:
Interest rate swaps and credit default swaps                      -             13,134                     -            13,134

                                                                                 December 31, 2010
                                                 ------------------------------------------------------------------------------
                                                   Quoted Prices
                                                     in Active           Significant
                                                    Markets for             Other            Significant
                                                     Identical           Observable          Unobservable
                                                    Instruments            Inputs               Inputs
                                                     (Level 1)            (Level 2)           (Level 3)             Total
                                                 -------------------   ----------------   -------------------  ----------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                               $      -        $ 3,357,124              $      -        $3,357,124
Municipal securities                                              -          3,015,347                     -         3,015,347
Corporate securities                                              -          7,422,540             1,148,275         8,570,815
Residential mortgage-backed securities                            -          2,864,008               205,743         3,069,751
Commercial mortgage-backed securities                             -          1,417,735                    94         1,417,829
Asset-backed securities                                           -          2,456,071             2,457,780         4,913,851
Other debt obligations                                            -             84,254                87,402           171,656
                                                 -------------------   ----------------   -------------------  ----------------
Total fixed maturities                                            -         20,617,079             3,899,294        24,516,373
Equity securities:
Financial services                                                -            287,542                10,826           298,368
Other                                                             -             86,762                39,823           126,585
                                                 -------------------   ----------------   -------------------  ----------------
Total equity securities                                           -            374,304                50,649           424,953
Derivative instruments:
Options                                                           -            209,211                     -           209,211
Interest rate swaps, credit default swaps
and interest rate floors                                          -             23,143                     -            23,143
Futures                                                     193,302                  -                     -           193,302
                                                 -------------------   ----------------   -------------------  ----------------
Total derivative instruments                                193,302            232,354                     -           425,656
Reinsurance receivables - embedded
derivatives from reinsurance ceded
     Indexed annuity products ceded                               -                  -               (23,614)          (23,614)
     Indexed annuity funds withheld                               -                  -                49,675            49,675
                                                 -------------------   ----------------   -------------------  ----------------
Total reinsurance receivables                                     -                  -                26,061            26,061
Separate account assets                                   1,001,274                  -                     -         1,001,274

Financial liabilities (carried at fair value):
Policy account balances - indexed life
  and annuity embedded derivatives                                -                  -               (40,622)          (40,622)
Derivative instruments
Interest rate swaps and credit default swaps                      -             10,541                     -            10,541

        Approximately 14% and 16% of the total fixed maturities are included in the Level 3 group at December 31, 2011 and 2010, respectively.

        The following tables summarize certain marketable securities and investments categorized as Level 3 by valuation methodology as of
        December 31, 2011 and 2010:

                                                                              December 31, 2011
                                                         -------------------------------------------------------------
                                                             Third-party            Priced
                                                               Source             Internally             Total
                                                         --------------------   ----------------   -------------------

Fixed maturities:
Municipal securities                                                $      -           $    488             $     488
Corporate securities                                                  37,017            851,690               888,707
Residential mortgage-backed securities                                     -            167,667               167,667
Commercial mortgage-backed securities                                      -                 94                    94
Asset-backed securities                                                    -          2,524,842             2,524,842
Other debt obligations                                                     -            144,245               144,245
                                                         --------------------   ----------------   -------------------
Total fixed maturities                                                37,017          3,689,026             3,726,043

Equity securities:
Financial services                                                         -             11,444                11,444
Other                                                                      -             55,140                55,140
                                                         --------------------   ----------------   -------------------
Total equity securities                                                    -             66,584                66,584
                                                         --------------------   ----------------   -------------------
Total                                                            $    37,017        $ 3,755,610          $  3,792,627
                                                         ====================   ================   ===================

Percent of total                                                          1%                99%                  100%
                                                         ====================   ================   ===================

                                                                              December 31, 2010
                                                         -------------------------------------------------------------
                                                             Third-party            Priced
                                                               Source             Internally             Total
                                                         --------------------   ----------------   -------------------

Fixed maturities:
Corporate securities                                             $    83,957        $ 1,064,318          $  1,148,275
Residential mortgage-backed securities                                     -            205,743               205,743
Commercial mortgage-backed securities                                      -                 94                    94
Asset-backed securities                                                    -          2,457,780             2,457,780
Other debt obligations                                                     -             87,402                87,402
                                                         --------------------   ----------------   -------------------
Total fixed maturities                                                83,957          3,815,337             3,899,294
Equity securities:
Financial services                                                         -             10,826                10,826
Other                                                                      -             39,823                39,823
                                                         --------------------   ----------------   -------------------
Total equity securities                                                    -             50,649                50,649
                                                         --------------------   ----------------   -------------------
                                                         --------------------   ----------------   -------------------
Total                                                            $    83,957        $ 3,865,986          $  3,949,943
                                                         ====================   ================   ===================

Percent of total                                                          2%                98%                  100%
                                                         ====================   ================   ===================

        The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value during 2011 and 2010 are as follows:

                                                                           December 31, 2011
                                  --------------------------------------------------------------------------------------------------
                                                        Realized and Unrealized
                                                            Gains (Losses)
                                                   ----------------------------------
                                     Beginning       Included in       Included in
                                      Balance        Net Income            OCI              Purchases            Sales
                                  ---------------- ----------------  ----------------  -------------------- ----------------

Financial assets
(carried at fair value):
Fixed maturities:
Municipal securities                      $     -          $     -           $     -             $     488          $     -
Corporate securities                    1,148,275           (2,024)           43,767               285,769         (163,361)
Residential mortgage-
backed securities                         205,743           (7,760)             (160)                    -          (30,156)
Commercial mortgage-
backed securities                              94                -                 -                     -                -
Asset-backed securities                 2,457,780          (42,298)           53,143               215,084         (101,398)
Other debt obligations                     87,402              115             8,653                13,305           (4,780)
                                  ---------------- ----------------  ----------------  -------------------- ----------------
Total fixed maturities                  3,899,294          (51,967)          105,403               514,646         (299,695)

Equity securities:
Financial services                         10,826                -               618                     -                -
Other                                      39,823            2,654            47,794                 1,298          (36,429)
                                  ---------------- ----------------  ----------------  -------------------- ----------------
Total equity securities                    50,649            2,654            48,412                 1,298          (36,429)

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                            (23,614)           1,468                 -                     -                -
Indexed annuity funds
withheld                                   49,675          103,694                 -                     -                -
                                  ---------------- ----------------  ----------------  -------------------- ----------------
Total reinsurance
receivables                                26,061          105,162                 -                     -                -

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)                  (40,622)          15,453                 -                     -                -

                                                                           December 31, 2011
                                  --------------------------------------------------------------------------------------------------

                                                                      Transfers in

                                                                      and/or out of      Ending
                                     Issuances       Settlements         Level 3         Balance
                                  ---------------- ---------------------------------- --------------

Financial assets
(carried at fair value):
Fixed maturities:
Municipal securities                      $     -          $    -            $     -         $  488
Corporate securities                            -               -           (423,719)       888,707
Residential mortgage-
backed securities                               -               -                  -        167,667
Commercial mortgage-
backed securities                               -               -                  -             94
Asset-backed securities                         -               -            (57,469)     2,524,842
Other debt obligations                          -               -             39,550        144,245
                                  ---------------- ---------------  ----------------- --------------
Total fixed maturities                          -               -           (441,638)     3,726,043

Equity securities:
Financial services                              -               -                  -         11,444
Other                                           -               -                  -         55,140
                                  ---------------- ---------------  ----------------- --------------
Total equity securities                         -               -                  -         66,584

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                              3,661           2,635                  -        (15,850)
Indexed annuity funds
withheld                                   (5,096)         (3,943)                 -        144,330
                                  ---------------- ---------------  ----------------- --------------
Total reinsurance
receivables                                (1,435)         (1,308)                 -        128,480

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)                  (13,259)         (7,674)                 -        (35,142)

(A)     Included in the transfers in and/or out line above is $594,455 of securities priced using unobservable data at December 31, 2010 that were valued by a pricing service using observable market data at December 31,
        2011, and $152,817 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2011.

(B)     Excludes host accretion and the timing of posting index credits, which are included in interest credited to policyholder account balances in the consolidated statements of income.

                                                                       December 31, 2010
                            --------------------------------------------------------------------------------------------------------
                                                Realized and Unrealized           Purchases,
                                                    Gains (Losses)             Issuances, and      Transfers in
                                           --------------------------------
                             Beginning       Included in     Included in         Settlements       and/or out of        Ending
                              Balance        Net Income          OCI                (net)           Level 3 (A)         Balance
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------

Financial assets
(carried at fair value):
Fixed maturities
Municipal securities            $ 132,606          $     -         $     -              $      -       $ (132,606)          $     -
Corporate securities              754,957              578          63,256               122,218          207,266         1,148,275
Residential mortgage-
backed securities                 470,648           (4,974)         43,211               (75,718)        (227,424)          205,743
Commercial mortgage-
backed securities                 749,685          (33,538)         47,736                (1,462)        (762,327)               94
Asset-backed securities         2,836,786          (25,459)         73,442               193,320         (620,309)        2,457,780
Other debt obligations            106,659              109           5,654                10,487          (35,507)           87,402
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------
Total fixed maturities          5,051,341          (63,284)        233,299               248,845       (1,570,907)        3,899,294

Equity securities:
Financial services                 25,245           13,211          (1,293)              (26,337)               -            10,826
Other                                   -                -             (42)               39,865                             39,823
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------
Total equity securities            25,245           13,211          (1,335)               13,528                -            50,649

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                     (6,133)         (17,481)              -                     -                -           (23,614)
Indexed annuity funds
withheld                           12,809           36,866               -                     -                -            49,675
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------
Total reinsurance
receivables                         6,676           19,385               -                     -                -            26,061

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)           26,158           66,780               -                     -                -           (40,622)

(A)     Included in the transfers in and/or out line above is $1,475,940 of securities priced using unobservable data at December 31, 2009 that were valued by a pricing service using observable market data at December 31,
        2010, and $413,113 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2010.
        An additional $507,076 was included in transfers out due to the deconsolidation of the Fund.

(B)     Excludes host accretion and the timing of posting index credits, which are included in interest credited to policyholder account balances in the consolidated statements of income.

        The total gains (losses) included in earnings related to financial instruments categorized at Level 3 still held at December 31, 2011, 2010 and 2009 are as follows:

                                                            2011              2010              2009
                                                       ---------------   ---------------   ----------------
Financial assets (carried at fair value):
Fixed maturities:
Corporate securities                                        $  (2,311)        $  (5,974)          $  1,730
Residential mortgage-backed securities                         (2,376)           (3,607)            (6,707)
Commercial mortgage-backed securities                               -           (33,515)            (5,165)
Asset-backed securities                                             -           (18,214)                 -
Other debt obligations                                            115               106                261
                                                       ---------------   ---------------   ----------------
Total fixed maturities                                         (4,572)          (61,204)            (9,881)
                                                       ---------------   ---------------   ----------------

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Index annuity products ceded                                    1,468           (17,481)           109,466
Index annuity funds withheld                                  103,694            36,866            (67,110)
                                                       ---------------   ---------------   ----------------
Total reinsurance receivables                                 105,162            19,385             42,356

Financial liabilities (carried at fair value):
Policy account balances - indexed life and
annuity embedded derivatives                                   15,453            66,780           (442,636)

        The following table shows the investments which are included in other invested assets (primarily limited partnerships) in the consolidated balance sheets:

                                          December 31, 2011                       December 31, 2010
                               -------------------------------------   -------------------------------------
                                    Fair              Unfunded              Fair              Unfunded
                                    Value           Commitments            Value            Commitments
                               ----------------  -------------------   ---------------   -------------------

Fixed income                         $ 754,054             $ 50,660         $ 861,438              $ 56,892
Private equity                         103,232               10,598            93,299                21,798
Real estate                             43,870               28,157            43,876                29,408
Other                                        -                    -                56                     -
                               ----------------  -------------------   ---------------   -------------------

                                     $ 901,156             $ 89,415         $ 998,669             $ 108,098
                               ================  ===================   ===============   ===================

        Limited partnership interests are not redeemable at specific time periods. The Company receives periodic distributions from these investments while maintaining the investment for the long-term.

4.      INVESTMENTS AND INVESTMENT INCOME

        Available-for-sale securities

        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2011 and 2010 are as follows:

                                                                   December 31, 2011
                                         ----------------------------------------------------------------------
                                                                Gross            Gross           Estimated
                                            Amortized         Unrealized       Unrealized           Fair
                                              Cost              Gains            Losses            Value
                                         ----------------   ---------------  ---------------  -----------------
Fixed maturities:
    U.S. government and agencies             $ 3,051,079         $ 300,695           $    -        $ 3,351,774
    Municipal securities                       3,564,475           369,986            8,079          3,926,382
    Corporate securities                       9,286,378           681,011          301,966          9,665,423
    Residential mortgage-backed
    securities                                 3,108,442           439,600           50,843          3,497,199
    Commercial mortgage-backed
    securities                                   779,233            41,345           52,078            768,500
    Asset-backed securities                    5,861,590           120,853          166,885          5,815,558
    Other debt obligations                       170,670            16,011            1,488            185,193
                                         ----------------   ---------------  ---------------  -----------------
    Total fixed maturities                    25,821,867         1,969,501          581,339         27,210,029

Equity securities:
    Financial services                           232,567            17,018            9,729            239,856
    Other                                        113,434            53,897              378            166,953
                                         ----------------   ---------------  ---------------  -----------------
    Total equity securities                      346,001            70,915           10,107            406,809
                                         ----------------   ---------------  ---------------  -----------------

    Total available-for-sale                 $26,167,868        $2,040,416        $ 591,446        $27,616,838
                                         ================   ===============  ===============  =================

                                                                   December 31, 2010
                                         ----------------------------------------------------------------------
                                                                Gross            Gross           Estimated
                                            Amortized         Unrealized       Unrealized           Fair
                                              Cost              Gains            Losses            Value
                                         ----------------   ---------------  ---------------  -----------------
Fixed maturities:
    U.S. government and agencies             $ 3,432,038         $  96,842        $ 171,756        $ 3,357,124
    Municipal securities                       3,044,016            48,063           76,732          3,015,347
    Corporate securities                       8,452,057           450,301          331,543          8,570,815
    Residential mortgage-backed
    securities                                 2,862,181           263,291           55,721          3,069,751
    Commercial mortgage-backed
    securities                                 1,428,109            55,274           65,554          1,417,829
    Asset-backed securities                    4,964,958           136,210          187,317          4,913,851
    Other debt securities                        171,061             4,040            3,445            171,656
                                         ----------------   ---------------  ---------------  -----------------
            Total fixed maturities            24,354,420         1,054,021          892,068         24,516,373

Equity securities:
    Financial services                           292,121            19,160           12,913            298,368
    Other                                        126,079             3,634            3,128            126,585
                                         ----------------   ---------------  ---------------  -----------------
             Total equity securities             418,200            22,794           16,041            424,953
                                         ----------------   ---------------  ---------------  -----------------

    Total available-for-sale                 $24,772,620        $1,076,815        $ 908,109        $24,941,326
                                         ================   ===============  ===============  =================

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2011 and 2010, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                             2011                                2010
                                               ---------------------------------  ----------------------------------
                                                 Amortized         Estimated         Amortized         Estimated
                                                    Cost           Fair Value          Cost           Fair Value
                                               ---------------   ---------------  ----------------  ----------------

Due in one year or less                             $  92,256         $  90,578         $ 164,997         $ 163,659
Due after one year through five years               1,904,366         1,928,601         1,536,679         1,574,353
Due after five years through ten years              4,404,354         4,736,432         3,572,585         3,805,590
Due after ten years                                10,345,636        11,045,235        10,570,356        10,296,314
Securities not due at a single maturity date
  (primarily mortgage-backed securities)            9,075,255         9,409,183         8,509,803         8,676,457
                                               ---------------   ---------------  ----------------  ----------------

Total fixed maturities                            $25,821,867       $27,210,029       $24,354,420       $24,516,373
                                               ===============   ===============  ================  ================

        Gross unrealized losses

        The Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

                                                                         December 31, 2011
                                 --------------------------------------------------------------------------------------------------
                                      Less than 12 months                12 months or more                      Total
                                 -------------------------------  --------------------------------  -------------------------------
                                                     Gross                             Gross                             Gross
                                     Fair          Unrealized          Fair          Unrealized         Fair          Unrealized
                                     Value           Losses           Value            Losses           Value           Losses
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Fixed maturities:
Municipal securities                  $  3,525          $   143        $ 117,556         $  7,936       $ 121,081         $  8,079
Corporate securities                   961,404           54,287        1,746,400          247,679       2,707,804          301,966
Residential mortgage-
backed securities                       75,095            3,318          307,938           47,525         383,033           50,843
Commercial mortgage-
backed securities                       59,963            2,174          162,433           49,904         222,396           52,078
Asset-backed securities              1,553,500           57,476          745,534          109,409       2,299,034          166,885
Other debt securities                    3,200               33           31,327            1,455          34,527            1,488
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total fixed maturities               2,656,687          117,431        3,111,188          463,908       5,767,875          581,339

Equity securities:
Financial services                           -                -           33,868            9,729          33,868            9,729
Other                                      370              222           14,285              156          14,655              378
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total equity securities                    370              222           48,153            9,885          48,523           10,107
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------

Total available-for-sale            $2,657,057        $ 117,653       $3,159,341        $ 473,793      $5,816,398        $ 591,446
                                 ==============  ===============  ===============  ===============  ==============   ==============

                                                                         December 31, 2010
                                 --------------------------------------------------------------------------------------------------
                                      Less than 12 months                12 months or more                      Total
                                 -------------------------------  --------------------------------  -------------------------------
                                                     Gross                             Gross                             Gross
                                     Fair          Unrealized          Fair          Unrealized         Fair          Unrealized
                                     Value           Losses           Value            Losses           Value           Losses
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Fixed maturities:
U.S. government and
agencies                             $ 462,300         $ 38,230        $ 976,610        $ 133,526      $1,438,910        $ 171,756
Municipal securities                   661,944           22,129        1,034,481           54,603       1,696,425           76,732
Corporate securities                   850,308           27,257        2,122,137          304,286       2,972,445          331,543
Residential mortgage-
backed securities                      108,946            3,132          334,160           52,589         443,106           55,721
Commercial mortgage-
backed securities                       37,677            1,146          459,780           64,408         497,457           65,554
Asset-backed securities                448,191           19,971        1,345,738          167,346       1,793,929          187,317
Other debt securities                   10,444              211           69,635            3,234          80,079            3,445
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total fixed maturities               2,579,810          112,076        6,342,541          779,992       8,922,351          892,068

Equity securities:
Financial services                      24,017            2,565           73,939           10,348          97,956           12,913
Other                                   38,662              562           25,163            2,566          63,825            3,128
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total equity securities                 62,679            3,127           99,102           12,914         161,781           16,041
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------

Total available-for-sale            $2,642,489        $ 115,203       $6,441,643        $ 792,906      $9,084,132        $ 908,109
                                 ==============  ===============  ===============  ===============  ==============   ==============

        At December 31, 2011, the Company held 6,280 positions in fixed income and equity securities. The above table, as of December 31, 2011, includes 528 securities of 396 issuers. At December 31, 2011, 67% of the unrealized losses on fixed maturities were securities rated investment grade. Investment grade securities are defined as those securities rated
        AAA through BBB - by Standard & Poor's. At December 31, 2011, 33% of the
        unrealized losses on fixed maturities were on securities rated below investment grade. Equity securities in the above table consist primarily of non-redeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. At
        December 31, 2011, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 91% of amortized cost.

        The following summarizes the unrealized losses by investment category as of December 31, 2011.

        Municipal securities

        The municipal category, which represents 1% of the unrealized losses at
        December 31, 2011, includes bonds issued by state and local governments and school district tax credit bonds. The unrealized losses in this category are primarily the result of concerns regarding possible defaults by state and local governments. The Company does not believe there will be significant defaults in this sector in the short or long-term. The Company believes it will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, therefore an OTTI has not been recognized in this sector.

        Corporate securities

        The largest unrealized losses in corporate securities, which represent
        51% of unrealized losses at December 31, 2011, are in the financial services sector, primarily commercial banking. The unrealized losses in the banking sector are primarily attributable to the economic uncertainty in Europe, continuing wide spreads relative to other corporate sectors and concerns regarding the underlying credit quality of mortgage loans and other commercial loans. These concerns are impacting foreign banks and large U.S. national and regional banks.
        Other industry sectors with large unrealized losses include military housing, gaming and insurance. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes
        OTTI if evidence indicates a loss will be incurred. In all other cases, if the Company does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost, the security is not considered to be other-than-temporarily impaired.

        Residential mortgage-backed securities ("RMBS")

        The unrealized losses on RMBS, which represent 9% of unrealized losses at December 31, 2011, are concentrated in the non-agency sector and are primarily due to concerns regarding mortgage defaults on Alt-A and other risky mortgages. These concerns result in spreads widening on those securities that are being traded. The unrealized losses on these securities have narrowed as of December 31, 2011 compared to the unrealized losses at December 31, 2010 and 2009. The Company performs various stress tests on the cash flow projections for these securities and in situations where it is determined the projected cash flows cannot support the contractual amounts due the Company, an OTTI is recognized.
        In situations where the projected cash flows indicate the Company will receive the amounts it is contractually due and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost, an OTTI is not recognized.

        Commercial mortgage-backed securities ("CMBS")

        The unrealized losses on CMBS, which represent 9% of unrealized losses at December 31, 2011, are primarily attributable to illiquidity in that sector and concerns regarding the potential for future commercial mortgage defaults. The market activity has improved for CMBS in 2011 and
        2010 from prior levels. The unrealized losses on these securities have narrowed as of December 31, 2011 compared to the unrealized losses at
        December 31, 2010 and 2009. The Company has reviewed payment performance, delinquency rates, credit enhancements within the security structures and monitored the credit ratings of all its CMBS holdings.
        The Company did recognize OTTI on CMBS during 2010 and 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. There was no OTTI in CMBS recognized in 2011. The Company has performed cash flow projection analyses on all of its other CMBS and in those situations where it appears the Company will receive all amounts contractually due and it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Asset-backed securities ("ABS")

        The unrealized losses in ABS, which represent 28% of unrealized losses at December 31, 2011, are primarily related to collateralized debt obligations backed by various consumer and commercial finance loans.
        This category also includes structured notes backed by diversified investment portfolios. The unrealized losses are primarily due to wide credit spreads in this sector, particularly related to private placement
        ABS. The Company stress tests the projected cash flows of its ABS and recognizes OTTI in situations where the testing indicates the Company will not receive all amounts contractually due from the securities. This category also includes fixed income securities containing embedded derivatives. The Company did not recognize OTTI on ABS during 2011.
        Impairments were recognized in this sector during 2010. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Other debt obligations

        This category primarily consists of credit tenant loans. The unrealized losses in this category are the result of concerns regarding the credit worthiness of the building tenants and illiquidity in this market sector. The unrealized losses on these securities have narrowed as of
        December 31, 2011 compared to the unrealized losses at December 31,
        2010. The Company monitors the creditworthiness of the obligors and recognizes OTTI in situations where it is determined the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Equity securities

        This category, which represents 2% of unrealized losses at December 31,
        2011, primarily consists of non-redeemable preferred stocks in the financial services sector. The unrealized losses are the result of concerns regarding the quality of the underlying assets within the financial institutions, primarily banking institutions. The Company has recognized OTTI in situations where the Company has determined it will not receive all amounts contractually due. In other situations the
        Company has determined it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost and an OTTI has not been recognized.

        Other-than-temporary impairments

        As a result of the Company's review of OTTI of investment securities, the Company recorded net impairment losses recognized in earnings during
        2011, 2010 and 2009, as summarized in the following table:

                                                                   2011               2010                2009
                                                             -----------------  -----------------   -----------------

Corporate securities                                                $   2,343          $  14,783           $  28,220
Residential mortgage-backed securities                                  4,787              9,067               3,986
Commercial mortgage-backed securities                                       -             32,798              37,570
Asset-backed securities                                                     -             13,898                 165
Commercial mortgage loans                                                 397              1,036               1,530
                                                             -----------------  -----------------   -----------------

Net impairment loss recognized in earnings                          $   7,527          $  71,582           $  71,471
                                                             =================  =================   =================

        The following is a roll-forward of credit losses for the years ended
        December 31, 2011 and 2010 on fixed maturities held by the Company for which a non-credit portion of an OTTI impairment was recognized in OCI:

                                                                   2011               2010
                                                             -----------------  -----------------

Balance, January 1                                                  $  30,476          $  29,636

Additions for newly impaired securities                                 3,366             18,974
Reductions for impaired securities sold                               (14,130)           (18,134)
                                                             -----------------  -----------------

Balance, December 31                                                $  19,712          $  30,476
                                                             =================  =================

        The amounts of non-credit related OTTI losses recorded on fixed maturities that remain in accumulated OCI at December 31, 2011 and 2010 are summarized as follows:

                                                                   2011               2010
                                                             -----------------  -----------------

Corporate securities                                                $  20,625          $  17,093
Residential mortgage-backed securities                                  2,621                 98
Commercial mortgage-backed securities                                       -              2,221
Asset-backed securities                                                 1,154                601
                                                             -----------------  -----------------

Total OTTI losses in accumulated OCI                                $  24,400          $  20,013
                                                             =================  =================

        Investment income and investment gains (losses)

        The major categories of investment income reflected in the consolidated statements of income are summarized as follows:

                                                              2011               2010                2009
                                                        -----------------  -----------------   -----------------

Gross investment income
     Fixed maturities                                        $ 1,192,940        $ 1,101,486         $ 1,134,910
     Equity securities                                            24,836             24,824              24,005
     Mortgage loans                                               17,354             14,246              13,591
     Policy loans                                                 23,456             22,068              21,830
     Short-term investments                                        2,140              2,709               1,269
     Derivative instruments                                       76,324             70,743             (70,064)
     Other invested assets                                        95,857            201,803             (26,654)
                                                        -----------------  -----------------   -----------------
             Total gross investment income                     1,432,907          1,437,879           1,098,887

Less: Investment expenses                                         30,395             30,171              39,279
                                                        -----------------  -----------------   -----------------
             Net investment income                           $ 1,402,512        $ 1,407,708         $ 1,059,608
                                                        =================  =================   =================

        Investment expenses primarily consist of investment advisor fees, interest expense on securities lending, interest on FHLB advances and interest related to derivative collateral liabilities.

        The major categories of realized investment gains and (losses) reflected in the consolidated statements of income are summarized as follows:

                                                              2011                2010               2009
                                                        -----------------   -----------------  -----------------

Fixed maturities                                              $   (3,423)          $  79,262         $  176,244
Equity securities                                                 (1,892)             15,903            (19,902)
Mortgage loans                                                    (2,891)               (491)              (600)
Short-term                                                             -                (103)              (915)
                                                        -----------------   -----------------  -----------------

        Net realized investment gains                         $   (8,206)          $  94,571         $  154,827
                                                        =================   =================  =================

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding OTTI losses, maturities, calls, and prepayments) during
        2011, 2010 and 2009 were as follows:

                                       2011                     2010                             2009
                           ------------------------------   -------------------------------  -------------------------------
                               Fixed           Equity           Fixed           Equity           Fixed           Equity
                            Maturities       Securities      Maturities       Securities      Maturities       Securities
                           --------------   -------------   --------------   --------------  --------------   --------------

Proceeds from sales          $ 2,464,048        $104,955      $ 2,366,174         $197,853     $ 6,155,856         $100,281
Gross realized gains              97,286           6,933          133,475           21,327         377,031            6,219
Gross realized losses           (116,364)        (11,713)         (72,294)          (4,702)       (215,126)         (26,122)

        Credit risk concentration

        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government
        Agency or Authority, the Company had the following investments that exceeded 10% of the Company's stockholder's equity at December 31, 2011:

            Guggenheim Partners Opportunistic
            Investment Grade Securities Fund, LLC              $ 551,718

        Other

        Federal Home Loan Bank of Des Moines

        Midland National is a member of FHLB Des Moines. In order to maintain its membership, the Company was required to purchase FHLB equity securities that total $25,619 as of December 31, 2011 and 2010. These securities are included in equity securities and are carried at cost, which approximates fair value. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount a member can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2011 and
        2010, the Company had outstanding advances of $349,870 from FHLB (see
        Note 7).

        Deposits with regulatory authorities

        At December 31, 2011 and 2010, securities with reported values of $3,563 and $3,554, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed maturity securities reported in the consolidated balance sheets at fair value and have an amortized cost of $3,181and $3,269, respectively.

        Re-securitization

        During 2009, the Company completed a re-securitization transaction by transferring non-agency RMBS with a book value of $309,888 to a special interest entity, which then transferred the securities to a non-affiliated Trust. The cash flows from the transferred securities will be used to service re-tranched and re-rated securities issued by the Trust. Upon completion of the re-securitization, the previous carrying amount of the transferred securities was allocated to the securities issued by the Trust. The Trust sold re-issued securities with an allocated book value of $77,553 to unaffiliated third parties for cash proceeds of $62,469. These proceeds were transferred to the Company along with the beneficial interests in the remaining re-securitized securities. The Company recognized a loss of $15,084 related to this transaction. The beneficial interests in the remaining securities issued by the Trust had been retained by the Company and had a carrying value equal to the prior carrying value of the transferred securities less the carrying value allocated to the re-securitized securities sold. As of
        December 31, 2011, the beneficial interests in the remaining securities had a book value of $198,105 and fair value of $166,925.

5.      DERIVATIVES AND DERIVATIVE INSTRUMENTS

        The following table presents the notional amounts and fair value of derivatives and derivative instruments:

                                                          December 31, 2011                December 31, 2010
                                                   ------------------------------   ------------------------------
                                                    Notional Amount       Fair       Notional Amount      Fair
                                                                         Value                           Value
                                                   --------------   -------------   --------------  --------------
Assets:

Derivative instruments:
   Put options (1)                                 $       N/A               $ -    $       N/A               $ 1
   Interest rate swaps (1)                               433,914          21,391          387,418          12,090
   Credit default swaps - receive (1)                     35,500           1,119           92,400           4,177
   Interest rate floors (1)                              113,000          14,201          113,000           4,983
   Futures (1)                                           401,922          74,070          982,972         193,302
   Call options (1)                                    3,885,115         122,396        3,279,125         209,210
   Interest rate swaps - effective
    cash flow (2)                                         23,810           2,165           23,810           1,893
                                                                    -------------                   --------------

                                                                       $ 235,342                        $ 425,656
                                                                    =============                   ==============
Reinsurance receivables - embedded
   derivatives from reinsurance ceded:
    Indexed annuity products ceded (1)                       N/A        $(15,850)          $  N/A        $(23,614)
    Indexed annuity funds withheld (1)                       N/A         144,330              N/A          49,675
                                                                    -------------                   --------------

                                                                       $ 128,480                         $ 26,061
                                                                    =============                   ==============
Fixed maturities - asset-backed securities:
   Hybrid instruments (1)                                              $ 405,958                        $ 449,563
                                                                    =============                   ==============

Liabilities:
Investment-type insurance contracts -
   embedded derivatives:
    Indexed life and annuity products (1)                               $(35,142)                        $(40,622)
                                                                    =============                   ==============
Derivative instruments:
   Interest rate swaps (1)                               $ 3,609           $ 136         $ 19,707           $ 499
   Credit default swaps - receive (1)                          -               -           23,350             318
   Credit default swaps - pay (1)                         56,000          12,998           56,000           9,724
                                                                    -------------                   --------------

                                                                        $ 13,134                         $ 10,541
                                                                    =============                   ==============

(1) Not designated as hedging instruments

(2) Designated as hedging instruments

        Cash flow hedges

        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows on specific fixed maturity securities to fixed over the life of the swaps.
        These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value in the consolidated balance sheets with the change in fair value reported as a component of OCI for the effective portion of the hedge. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The following table presents the impact of cash flow hedges on the consolidated financial statements before adjustments to DAC, DSI, and deferred income taxes:

                                            For the Year Ended December 31, 2011
-------------------------------------------------------------------------------------------------------------------------
                                 Effective Portion                                            Ineffective Portion
------------------------------------------------------------------------------------   ----------------------------------

                                      Location of Gain (Loss)      Gain (Loss)
     Cash Flow                          Reclassified from         Reclassified from     Location of       Ineffective
      Hedging           Gain (Loss)      Accumulated OCI           Accumulated OCI      Gain (Loss)       Gain (Loss)
   Relationships         in OCI            into Income             into Income           in Income         in Income
---------------------  ------------  ------------------------  ---------------------   ---------------  -----------------

                                          Net realized                                        Net gains (losses)
      Interest                             investment                                  on derivative
     rate swaps           $272           gains (losses)                 $ -             instruments    -       $ -

                                            For the Year Ended December 31, 2010
-------------------------------------------------------------------------------------------------------------------------
                                 Effective Portion                                            Ineffective Portion
------------------------------------------------------------------------------------   ----------------------------------

                                      Location of Gain (Loss)      Gain (Loss)
     Cash Flow                          Reclassified from         Reclassified from     Location of       Ineffective
      Hedging           Gain (Loss)      Accumulated OCI           Accumulated OCI      Gain (Loss)       Gain (Loss)
   Relationships         in OCI            into Income             into Income           in Income         in Income
---------------------  ------------  ------------------------  ---------------------   ---------------  -----------------

                                          Net realized                                        Net gains (losses)
      Interest                             investment                                  on derivative
     rate swaps           $ 611          gains (losses)                 $ -             instruments    -       $ -

                                            For the Year Ended December 31, 2009
-------------------------------------------------------------------------------------------------------------------------
                                 Effective Portion                                            Ineffective Portion
------------------------------------------------------------------------------------   ----------------------------------

                                      Location of Gain (Loss)      Gain (Loss)
     Cash Flow                          Reclassified from         Reclassified from     Location of       Ineffective
      Hedging           Gain (Loss)      Accumulated OCI           Accumulated OCI      Gain (Loss)       Gain (Loss)
   Relationships         in OCI            into Income             into Income           in Income         in Income
---------------------  ------------  ------------------------  ---------------------   ---------------  -----------------

                                          Net realized                                        Net gains (losses)
      Interest                             investment                                  on derivative
     rate swaps         $ (2,243)        gains (losses)                 $ -             instruments    -       $ -

        Fair value hedges

        The Company had entered into interest rate swap agreements that paid a variable rate of interest to the Company and the Company paid a fixed rate of interest to the counterparty. These swaps hedged the fair value of specific available-for-sale fixed income securities and were important components of the Company's asset-liability management. During
        2010, these interest rate swaps matured and, as a result, the Company had no fair value interest rate swaps in effect as of December 31, 2011 and 2010.

        It was anticipated that changes in the fair values of the fixed income securities due to changes in interest rates would be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps were considered effective hedges and were reported in the consolidated balance sheets at fair value with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The following table presents the impact of fair value hedges on the consolidated statements of income.

                                                                  Gain (Loss) in Income
                                                           ------------------------------------
                                                                 2010               2009
                                                           -----------------  -----------------

Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments:

Interest rate swaps                                                $    508           $    309
Fixed rate fixed income securities                                     (314)               503
                                                           -----------------  -----------------

                                                                      $ 194              $ 812
                                                           =================  =================

        Indexed options and futures

        The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indices. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the
        Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts and options to compensate it for increases in the same indices. The Company classifies these options and futures as derivative instruments.

        The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. When the options mature, the value received by the Company is reflected as net investment income in the consolidated statements of income.

        The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. The Company reports the change in the difference between market value and amortized cost of indexed options and the change in the futures variation margin accounts as gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        Embedded derivatives related to indexed life and annuity products

        The Company's indexed life and annuity products contain embedded derivatives. The fair value of the embedded options related to these direct and ceded policyholder obligations are based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using an assumed interest rate consistent with the duration of the liability adjusted to reflect the Company's credit risk and additional provision for adverse deviation. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the consolidated statements of income as net gains (losses) on derivatives and derivative instruments.

        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer. Under applicable guidance, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the
        Company. The embedded derivatives contained in the funds withheld liability have characteristics similar to a total return swap since the
        Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the funds withheld portfolio and the fair value of the policy liabilities estimated from cash flow models. The value of the embedded derivative is reported in the consolidated balance sheets in reinsurance receivables. The net change in the reported value of the embedded derivatives is reported in net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        See Note 10 for further discussion related to the Company's coinsurance with funds withheld reinsurance agreements.

        Embedded derivatives related to hybrid financial instruments

        The Company holds hybrid financial instruments, fixed income securities with embedded derivatives, and has elected fair value measurement. These securities are reported in the consolidated balance sheets in fixed maturities, available-for-sale, at fair value. Any change in the fair value of the security is reported as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2011 was $410,600 and $405,958, respectively. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2010 was $481,600 and $449,563, respectively. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance. The Company will consider making an election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.

        Other derivative instruments

        The Company has also entered into interest rate floor, interest rate swap and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the non-hedge swaps are credit default swaps where the Company is a protection provider and a protection buyer.
        The Company holds interest rate floor agreements to protect itself against interest rates decreasing below its policy reserve guarantees.
        These swaps and floors are reported at fair value in the consolidated balance sheets and changes in the fair value are reported as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. Included in the non-hedge swaps is the ineffective portions of cash flow swaps. Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these non-hedge swaps are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals.

        The following table presents the impact of derivatives and derivative instruments not designated as hedging instruments on the consolidated statements of income:

                                                            2011                2010               2009
                                                       ----------------   -----------------  -----------------
Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments:

Interest rate swaps                                            $ 9,663            $ 11,215           $ (6,052)
Credit default swaps - receive                                     877               7,052             (4,542)
Credit default swaps - pay                                      (3,274)              6,869             20,271
Interest rate floors                                             9,218               1,354             (4,565)
Embedded derivatives in:
Indexed life and annuity products                               (5,480)             66,780           (442,636)
Indexed annuity products ceded                                  39,576              (7,881)           109,465
Indexed annuity funds withheld                                  94,654              36,867            (67,109)
Hybrid instruments                                              19,852              11,324            (40,492)
Futures                                                        (47,765)            102,694            118,925
Options                                                       (111,554)            (45,097)           158,847
                                                       ----------------   -----------------  -----------------

                                                               $ 5,767           $ 191,177         $ (157,888)
                                                       ================   =================  =================

Gains (losses) recognized in net investment income:

Interest rate swaps                                          $  13,554           $   9,706         $   (4,685)
Options                                                         62,770              61,037            (65,379)
                                                       ----------------   -----------------  -----------------

                                                              $ 76,324            $ 70,743          $ (70,064)
                                                       ================   =================  =================

        Collateral on derivative instruments

        Collateral posted by counterparties at December 31, 2011 and 2010 applicable to derivative instruments was $63,809 and $113,687, respectively, and is reflected in the consolidated balance sheets in short-term investments. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company at December 31, 2011 and 2010 applicable to derivative instruments was $11,510 and $8,950, respectively, and is reflected in the consolidated balance sheets as other receivables, other assets and property, plant and equipment.

6.      NONCONTROLLING INTERESTS AND VARIABLE INTEREST ENTITIES

        The Company is a limited partner in a VIE in which it was previously considered the primary beneficiary. The variable interest entity,
        Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC
        (the "Fund"), is a private investment company that seeks to maximize total return by investing in a variety of fixed income sectors and assets. The Company held a 35% and 47% interest in the Fund as of
        December 31, 2011 and 2010, respectively. North American held a 18% and
        23% interest in the Fund as of December 31, 2011 and 2010, respectively.
        The general partner of the Fund is a related party, Guggenheim Partners
        Asset Management, Inc. The Fund reports unrealized gains and losses on investments as a component of net income; therefore the Company reported these unrealized gains and losses in the same manner in 2009. The amount of unrealized gain in 2009 was $35,795, and was reported in the accompanying consolidated statements of income as net unrealized gain from variable interest entity. The other operations of the Fund in 2009 were reported as components of net investment income and net realized investment gains.

        Effective January 1, 2010, the Company adopted amended accounting guidance related to the consolidation of VIEs (see Note 2), and as a result, the Fund was deconsolidated. Under the new guidance, the Fund continues to qualify as a VIE as a result of the holders of the equity investment at risk lacking the power to direct the activities that most significantly impact the Fund's performance. This power is held solely by the general partner. In December 2009, the Company's interest in the
        Fund was approximately 50% and the Company concluded that under the new guidance it is no longer considered the primary beneficiary of the VIE.
        In accordance with the guidance, it lacks the power on its own to direct the activities of the Fund. Though the general partner is a related party, neither the Company nor SEI, have the power to influence the decision making of the general partner. As a result of this change, the
        Company removed the noncontrolling interest related to this entity.
        Because this occurred in December 2009, there was no cumulative effect adjustment recorded to retained earnings at January 1, 2010 in connection with the implementation of the new guidance. The Fund was deconsolidated as of January 1, 2010. The related net income attributable to noncontrolling interest included for the years ended
        December 31, 2011, 2010 and 2009 for the Fund is $0, $0 and $57,373,
        respectively.

        The changes in the Company's ownership interest in consolidated entities and the effect on stockholder's equity are as follows:

                                                                           2011               2010              2009
                                                                     -----------------  ----------------- -----------------

Net income attributable to the Company                                     $  287,606         $  352,472        $  219,498

Transfers (to) from the noncontrolling interests:

   Increase (decrease) in paid-in capital for additional
     capital contributions to Guggenheim Partners
     Opportunistic Investment Grade Securities Fund, LLC                            -                  -           (16,880)
                                                                     -----------------  ----------------- -----------------

Change from net income attributable to the Company
    and transfers (to) from noncontrolling interests                       $  287,606         $  352,472        $  202,618
                                                                     =================  ================= =================

        In addition, the Company has other investments in limited partnerships and a re-securitization trust that are reviewed to determine if they are
        VIEs. The VIEs are primarily limited partnerships formed for the purpose of purchasing fixed income and private equity securities. Financing for these VIEs is primarily accomplished through limited partnership contributions. The Company is a limited partner with no voting rights in the limited partnership VIEs. The Company's involvement with the re-securitization trust is limited due to a third-party manager. Certain of these investments were determined to be VIE's, but in each case the
        Company has determined it is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities of the VIEs that most significantly impact the entities' economic performance nor does the Company absorb the significant losses of the VIEs or have rights to a significant portion of their expected benefits. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

        The Company's maximum exposure to loss is based on additional commitments made to limited partnerships and the remaining beneficial interests held for the re-securitization trust. The Company's carrying amount of its asset compared to its maximum exposure to loss as of
        December 31, 2011 is as follows:

            Limited partnerships
              Carrying amount of asset                    $  889,972
              Maximum exposure to loss                       979,387
            Resecuritization trust
              Beneficial interests held in trust             166,925
              Maximum exposure to loss                       166,925

7.      BORROWINGS

        At December 31, 2011 and 2010, the Company has outstanding borrowings of
        $349,870 from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowings is to complement the Company's security lending program. The borrowings are reported as a component of repurchase agreements, other borrowings and collateral on derivative instruments in the consolidated balance sheets. The borrowings outstanding at December 31, 2011 have maturity dates in March and June of 2012 and November of 2013. The interest rates on the outstanding borrowings range from 0.39% to 0.72%. The Company renewed the borrowings that matured in March 2012 for a borrowing that will mature on March 17,
        2014 at an interest rate of 0.68%. Interest expense incurred during
        2011, 2010 and 2009 was $1,940, $2,381 and $4,594, respectively, and is reported as a component of net investment income in the consolidated statements of income. The fair value of this borrowing approximates its reported value due to its short maturity.

        In accordance with the FHLB membership agreement, the Company was required to purchase FHLB common stock. At December 31, 2011 and 2010 the Company held $25,619 of FHLB common stock. In addition, the Company has posted agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.

        On December 31, 2011 Solberg Re, the wholly owned limited purpose subsidiary domiciled in the State of Iowa, secured an irrevocable standby letter of credit ("LOC") from a large commercial bank. The LOC, which has an initial term of 13 years, has an aggregate maximum issuance amount of $475,000, of which $244,715 was issued and outstanding at
        December 31, 2011. The purpose of the LOC is to support redundant statutory required reserves on specific term life insurance policies issued by the Company and its affiliate, North American, and ceded to
        Solberg Re. The LOC can be drawn upon when actual policy benefits applicable to the specific life insurance term policies exceed specified thresholds. Solberg Re does not anticipate drawing funds against the
        LOC. Fees and expenses of approximately $5,639 have been paid related to this LOC, which have been capitalized and are included in other receivables, other assets and property, plant and equipment on the consolidated balance sheets. The capitalized fees will be amortized over the life of the facility. There was no amortization recognized in 2011.
        In addition, a quarterly fee equal to 1.45% per annum of the outstanding
        LOC will be paid during the life of the facility.

8.      DAC, DSI and PVFP

        Policy acquisition costs of new and acquired business deferred and amortized for the years ended December 31, 2011, 2010 and 2009 are as follows:

                                                                    2011             2010             2009
                                                               ---------------  ---------------  ---------------

DAC, beginning of year                                            $ 1,502,244      $ 1,798,826      $ 2,012,764
Commissions deferred                                                  214,272          220,875          201,236
Underwriting and acquisition expenses deferred                         38,465           42,727           41,655
Reduction due to reinsurance ceded                                          -                -          (28,047)
Change in offset to unrealized (gains) losses                        (149,670)        (342,599)        (257,756)
Amortization related to operations                                   (219,230)        (224,916)        (202,808)
Amortization related to realized (gains) losses                         2,518           (1,150)           8,247
Amortization related to derivatives                                     8,549            8,481           23,535
                                                               ---------------  ---------------  ---------------

DAC, end of year                                                  $ 1,397,148      $ 1,502,244      $ 1,798,826
                                                               ===============  ===============  ===============

        The composition of DSI for the years ended December 31, 2011, 2010 and
        2009 is summarized below:

                                                                    2011             2010             2009
                                                               ---------------  ---------------  ---------------

DSI, beginning of year                                              $ 455,628        $ 626,447        $ 764,191
Sales inducement costs deferred                                        81,990           92,331           77,002
Increase (reduction) due to recapture of reinsurance                        -              258           (2,423)
Change in offset to unrealized (gains) losses                         (84,826)        (182,643)        (152,077)
Amortization related to operations                                    (84,315)         (82,583)         (72,939)
Amortization related to realized (gains) losses                         1,578              131            3,552
Amortization related to derivatives                                     4,299            1,687            9,141
                                                               ---------------  ---------------  ---------------

DSI, end of year                                                    $ 374,354        $ 455,628        $ 626,447
                                                               ===============  ===============  ===============

        The composition of the PVFP for the years ended December 31, 2011, 2010 and 2009 is summarized below:

                                                                    2011             2010             2009
                                                               ---------------  ---------------  ---------------

PVFP, beginning of year                                              $ 21,015         $ 21,767         $ 34,020
Increase due to recapture of reinsurance ceded                              -            3,567                -
Change in offset to unrealized (gains) losses                               -                -           (7,678)
Amortization                                                           (3,839)          (4,319)          (4,575)
                                                               ---------------  ---------------  ---------------

PVFP, end of year                                                    $ 17,176         $ 21,015         $ 21,767
                                                               ===============  ===============  ===============

9.      PROPERTY, PLANT AND EQUIPMENT

        The major classifications of property, plant and equipment recorded in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment are as follows:

                                                          Range of
                                                        Useful Lives             2011              2010
                                                    ---------------------   ---------------   ---------------
Land                                                         -                    $  3,029          $  3,029
Buildings and improvements                             20 - 39 years                18,746            18,717
Leasehold improvements                                 10 - 40 years                 1,855             1,691
Furniture and fixtures                                    10 years                   7,293             6,973
Computer equipment and software                          3 - 10 years               37,421            40,639
Other                                                     3 - 5 years                   40                40
                                                                            ---------------   ---------------
                                                                                    68,384            71,089
Accumulated depreciation                                                           (27,935)          (25,745)
                                                                            ---------------   ---------------
                                                                                 $  40,449         $  45,344
                                                                            ===============   ===============

        Depreciation expense was $6,099, $5,594 and $5,086 for the years ended
        December 31, 2011, 2010 and 2009, respectively.

10.     REINSURANCE

        The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies.
        Reinsurance premiums and claims ceded and assumed for the years ended
        December 31 are as follows:

                                          2011                           2010                          2009
                               ----------------------------   ----------------------------  -----------------------------
                                  Ceded         Assumed          Ceded         Assumed         Ceded          Assumed
                               -------------  -------------   -------------  -------------  -------------   -------------

Premiums and deposits
 on investment contracts          $ 533,766        $ 9,034       $ 353,374        $ 1,340      $ 489,965         $ 1,001

Claims and investment
 contract withdrawals               212,969          1,337         210,711          1,763        198,117             256

        The Company is party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies of specific annuity plans issued from January
        1, 2002 through March 31, 2005, 60% of substantially all policies of specific annuity plans issued from April 1, 2005 through February 29,
        2008, and 50% of substantially all policies of specific annuity plans issued since March 1, 2008. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory liabilities associated with these policies. The Company has netted the funds withheld liability of $4,113,910 and $4,035,855 against the reserve credits of $4,840,062 and $4,628,996 in reinsurance receivables in the December 31, 2011 and 2010 consolidated balance sheets, respectively. The reserve credits contain embedded derivatives as discussed in Note 5.

        The Company is a party to a coinsurance agreement with GLAC. This is an indemnity agreement that covers 100% of all policies issued from January
        1, 2008 through September 30, 2009 of specific annuity plans. Reserve credits of $584,429 and $585,225 associated with this agreement are reported as a component of reinsurance receivables in the December 31,
        2011 and 2010 consolidated balance sheets, respectively.

        On December 31, 2010, MNL Re entered into a coinsurance agreement with
        North American. In accordance with the coinsurance agreement North
        American ceded a defined block of permanent life insurance products to
        MNL Re. At December 31, 2011, MNL Re assumed reserves of $480 which are included in reinsurance receivables and received premiums of $5,227 from
        North American. MNL Re paid experience refunds to North American of
        $4,738 for the year ended December 31, 2011. For the year ended December
        31, 2010, there were no assumed reserves, reinsurance receivables, or experience refunds paid.

        On December 31, 2011, Solberg Re entered into a coinsurance agreement with North American. In accordance with the coinsurance agreement North
        American ceded a defined block of term life insurance to Solberg Re. At
        December 31, 2011 Solberg Re assumed reserves of $56,395, which are included in reinsurance receivables and received premiums of $7,668 from
        North American.

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

11.     ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated OCI are as follows:

                                                             2011               2010
                                                       -----------------  ------------------

Net unrealized gain (loss)
     Available-for-sale securities                          $ 1,469,788          $  213,426
     Certain interest rate swaps                                  2,165               1,893
     Non-credit portion of OTTI losses                          (24,400)            (20,013)
Intangibles                                                    (253,949)            (39,217)
Pension liability:
     Unrecognized actuarial net gains (losses)                  (22,075)            (17,061)
Postretirement liability:
     Unrecognized actuarial net gains (losses)                   (9,547)             (3,748)
     Unrecognized prior service costs                               931               1,048
Deferred income taxes                                          (407,020)            (47,715)
                                                       -----------------  ------------------

Accumulated other comprehensive gain (loss)                  $  755,893           $  88,613
                                                       =================  ==================

        The following table sets forth the changes in each component of accumulated OCI:

                                                                      2011               2010                2009
                                                                 ---------------  ------------------  -----------------

Net unrealized gain (loss)
     Available-for-sale securities                                  $ 1,243,917         $ 1,549,789         $  971,529
     Certain interest rate swaps                                            272                 611             (2,243)
     Non-credit portion of OTTI losses                                   (4,387)             (7,193)           (12,820)
Intangibles                                                            (214,732)           (494,518)          (408,899)
Reclassification adjustment for (gains) losses released
     into income                                                         12,445            (161,232)           (86,401)
Pension liability:
     Amortization of net loss in net periodic benefit expense             1,450                 647                346
     Net gain (loss) recognized in accrued benefit costs                 (6,464)             (5,676)            (3,775)
Postretirement liability:
     Amortization of net gain (loss) in net periodic
     benefit expense                                                        504                 103                 29
     Amortization of prior service costs                                   (117)               (117)                75
     Net gain (loss) recognized in accrued benefit costs                 (6,303)             (1,854)              (592)
     Prior service costs arising in current year                              -                   -              1,458
Deferred income taxes                                                  (359,305)           (308,196)          (160,548)
                                                                 ---------------  ------------------  -----------------

     Net other comprehensive gain (loss)                             $  667,280          $  572,364         $  298,159
                                                                 ===============  ==================  =================

        The unrealized gain (loss) on available-for-sale securities, certain interest rate swaps, and non-credit portion of OTTI losses is adjusted by intangibles and deferred income taxes and is included in the statements of stockholder's equity.

12.     INCOME TAXES

        The significant components of income tax expense (benefit) are as follows:

                                          2011                2010               2009
                                     ----------------   -----------------  -----------------

Current                                    $  18,207          $  111,757         $  120,089
Deferred                                      90,940              20,151            (17,781)
                                     ----------------   -----------------  -----------------
    Total income tax expense              $  109,147          $  131,908         $  102,308
                                     ================   =================  =================

        Total income tax expense attributable to income before taxes differs from the amounts that would result from applying the U.S. Federal statutory income tax rate of 35% in 2011, 2010 and 2009 are as follows:

                                                 2011                2010               2009
                                           -----------------   -----------------  -----------------

At statutory federal income tax rate             $  138,863          $  169,533         $  104,735
Dividends received deductions                        (1,112)             (1,484)              (497)
Tax credits                                         (33,010)            (32,473)            (4,585)
Other, net                                            4,406              (3,668)             2,655
                                           -----------------   -----------------  -----------------
    Total income tax expense                     $  109,147          $  131,908         $  102,308
                                           =================   =================  =================

        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2011 and 2010 are as follows:

                                                                   2011                2010
                                                             -----------------   -----------------

Deferred income tax assets
    Policy liabilities and reserves                                $  609,070          $  683,028
    Investments                                                             -                   -
    Other, net                                                         50,282              40,593
                                                             -----------------   -----------------
      Total deferred income tax assets                                659,352             723,621
                                                             -----------------   -----------------
Deferred income tax liabilities
    Present value of future profits of acquired business               (6,012)             (7,355)
    Investments                                                      (516,328)           (102,417)
    Deferred policy acquisition costs and deferred sales
     inducements                                                     (524,842)           (551,434)
                                                             -----------------   -----------------
      Total deferred income tax liabilities                        (1,047,182)           (661,206)
                                                             -----------------   -----------------
      Net deferred income tax asset (liability)                    $ (387,830)          $  62,415
                                                             =================   =================

        If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized.
        Based upon a review of the Company's anticipated future taxable income and after considering all other available evidence, both positive and negative, the Company's management concluded that it is more likely than not that the gross deferred tax assets will be realized, and no valuation allowance is necessary.

        The Company does not expect any significant changes to its liability for unrecognized tax benefits during the next twelve months. The Company recognizes interest and/or penalties as a component of tax expense. The
        Company did not have any accrued interest and penalties at December 31,
        2011 and 2010.

        The IRS concluded an examination of the Company's income tax returns for
        2007 through 2008 during the year ended December 31, 2011. No significant adjustments were recorded as a result of the examination.

13.     STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        There were no permitted practices used by the Company in 2011; however, prescribed practices used by the Company in 2011 include the following:

        1.      In 2006 Iowa issued a prescribed practice that allows other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        2.      In 2008 Iowa issued a prescribed practice to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. Other derivative
                instruments such as indexed futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for these instruments does not exist. As a result, the
                Company elected to establish a voluntary reserve to offset to increases in the values of these other derivative instruments.
                The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35
                Reserve assuming the market value of the call option(s)
                associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in 2008.

        The combined effect of applying these prescribed practices in 2011 decreased the Company's statutory-based surplus by $59,388. The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution as ordinary dividends to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed paid-in and contributed surplus. All payments of extraordinary dividends to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any
        12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory income (generally, the greater of prior year statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus as regards policyholders). The
        Company paid dividends of $114,692, $92,260 and $51,617 in 2011, 2010 and 2009, respectively. Dividends payable in 2012 up to approximately
        $285 million will not require prior approval of regulatory authorities.

        The statutory net gain from operations of the Company for the years ended December 31, 2011, 2010 and 2009, is approximately $326,031,
        $284,969 and $83,327, respectively, and reported surplus as regards policyholders at December 31, 2011, 2010 and 2009, is $1,854,241,
        $1,639,725 and $1,391,869 , respectively, in accordance with statutory accounting principles.

14.     OPERATING LEASES

        The Company leases certain equipment and office space. Rental expense of
        $4,224, $4,231 and $3,749 was incurred in 2011, 2010 and 2009, respectively. Approximate future minimum lease payments under noncancellable leases are as follows:

            Year ending December 31,
            2012                                              $  2,985
            2013                                                 2,806
            2014                                                 2,708
            2015                                                 2,511
            2016                                                 1,963
            Thereafter                                           7,909
                                                        ---------------
                                                             $  20,882
                                                        ===============

15.     EMPLOYEE BENEFIT PLANS

        Defined benefit pension plan and post-retirement health care benefits

        The Company, via its insurance subsidiary, participates in noncontributory defined benefit pension plan ("Pension Plan") sponsored by SEI covering certain full-time employees. In addition, the Company provides, via its insurance subsidiary, certain post-retirement health care benefits through a health and welfare benefit plan ("Other Benefit
        Plan") and life insurance benefits for eligible active and retired employees.

        The information for the Pension Plan and Other Benefits Plan, which reflects an allocation of the Company's portion of the SEI plans at
        December 31, is as follows:

                                                                          Pension Plan              Other Benefit Plan
                                                                      2011           2010          2011           2010
                                                                   ------------   ------------  ------------   ------------
Obligation and funded status
Accumulated benefit obligation                                       $ (53,974)     $ (43,967)    $ (24,168)     $ (16,297)
Fair value of plan assets                                               45,527         36,383             -              -
                                                                   ------------   ------------  ------------   ------------
Underfunded status                                                      (8,447)        (7,584)      (24,168)       (16,297)
                                                                   ------------   ------------  ------------   ------------
Accrued benefit liability recognized
in other liabilities                                                    (8,447)        (7,584)      (24,168)       (16,297)
                                                                   ------------   ------------  ------------   ------------

Changes in liability for benefits recognized in
    accumulated OCI (pre-tax)
Beginning balance                                                    $ (17,061)     $ (12,032)      $(2,700)        $ (832)
Net (gain) loss amortized into net periodic benefit cost                 1,450            647           387            (14)
Net gain (loss) arising during the period                               (6,464)        (5,676)       (6,303)        (1,854)
                                                                   ------------   ------------  ------------   ------------
Balance at December 31                                                 (22,075)       (17,061)       (8,616)        (2,700)
                                                                   ------------   ------------  ------------   ------------

Changes in deferred taxes recognized in
    accumulated OCI                                                    $(1,755)       $(1,760)      $(2,071)        $ (654)
                                                                   ------------   ------------  ------------   ------------

                                                                 Pension Plan                     Other Benefit Plan
                                                         2011        2010        2009        2011        2010        2009
                                                       ----------  ----------  ----------  ----------  ----------  ----------
Additional information
Net periodic benefit income (costs)                     $ (849)     $ (345)      $  45     $ 2,218     $(1,403)    $ 1,438
Net periodic benefit cost reclassified from
   accumulated OCI                                      (1,450)       (647)       (346)       (387)         14        (104)
Employer contributions                                   5,000       5,000           -         263         430         331
Employee contributions                                       -           -           -         185         152         122
Benefit payments                                           531         449         363         491         582         453

Actuarial assumptions
Weighted-average assumptions used to determine benefit
   obligations as of December 31:
     Discount rate                                       4.27%       5.33%       5.88%       4.28%       5.12%       5.50%
     Expected return on plan assets                      7.00%       7.00%       7.00%        N/A         N/A         N/A

Weighted-average assumptions used to determine net
   costs for the years ended December 31:
     Discount rate                                       5.33%       5.88%       5.88%       5.50%       5.50%       6.25%
     Expected return on plan assets                      7.00%       7.00%       7.00%        N/A         N/A         N/A

        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

                                                                      Other
                                                    Pension          Benefit
                                                      Plan            Plan
                                                 ---------------  --------------
       Year ending December 31,
               2012                                    $  1,192         $   597
               2013                                       1,353             646
               2014                                       1,562             701
               2015                                       1,707             772
               2016                                       1,853             847
               2017-2021                                 12,016           5,409

        Pension Plan

        Effective December 31, 2004, the Company approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit
        Pension Plan, which has the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the
        Pension Plan to the extent each participant is or becomes 100% vested in such accrued benefits.

        In 2011, 2010 and 2009, the Pension Plan recorded an actuarial loss of
        $8,220, $5,082 and $3,775, respectively, due to demographic experience, including assumption changes, and investment returns that vary from assumptions made during the prior year.

        For 2011 and 2010, the plan sponsor's weighted-average expected long-term rate of return on assets was 7.00%. In developing this assumption, the plan sponsor evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The plan sponsor also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2011.

        The Pension Plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:

                                                                2011
                                                               Target            2011            2010
Cash equivalents and fixed income securities                          65%              65%             63%
Mutual funds, hedge funds and other                                   35%              35%             37%
                                                           ---------------  ---------------  --------------

             Total                                                   100%             100%            100%
                                                           ===============  ===============  ==============

        It is the plan sponsor's policy to invest Pension Plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations investment strategies above. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. To achieve the desired returns, the plan assets are invested primarily in a variety of individual fixed income securities matched to the plan's liabilities as well as diversified equity portfolio comprised of assets that are expected to generate an excess return over the return associated with the plan. This equity portfolio is expected to achieve long-term returns similar to the return on equities with reduced volatility through the use of option overlay, geographic diversification and a focus on strategies with higher income generation capacity. The following table summarizes the valuation of the Company's Pension Plan assets carried at fair value as of December 31, 2011 and 2010 by asset class:

                                                                                December 31, 2011
                                             -------------------------------------------------------------------------------
                                               Quoted Prices        Significant
                                                 in Active             Other            Significant
                                                Markets for          Observable        Unobservable
                                              Identical Assets         Inputs             Inputs
                                                 (Level 1)           (Level 2)           (Level 3)             Total
                                             -------------------  -----------------  ------------------  -------------------

Cash equivalents (A)                                    $ 2,114                $ -                 $ -              $ 2,114
Fixed income securities (B)
Corporate debt instruments                                    -             23,966                   -               23,966
Foreign debt obligations                                      -              1,134                   -                1,134
Other governmental/municipal agencies                         -              2,312                   -                2,312
Equity-based investments:
   Mutual Funds (C )                                     15,160                  -                   -               15,160
Hedge Funds (D)                                               -                  -                 841                  841
                                             -------------------  -----------------  ------------------  -------------------

                                                       $ 17,274           $ 27,412               $ 841             $ 45,527
                                             ===================  =================  ==================  ===================

                                                                              December 31, 2010
                                             -------------------------------------------------------------------------------
                                               Quoted Prices        Significant
                                                 in Active             Other            Significant
                                                Markets for          Observable        Unobservable
                                              Identical Assets         Inputs             Inputs
                                                 (Level 1)           (Level 2)           (Level 3)             Total
                                             -------------------  -----------------  ------------------  -------------------

Cash equivalents (A)                                    $ 2,001                $ -                 $ -              $ 2,001
Fixed income securities (B)
U.S. Treasury                                                 -              6,736                   -                6,736
Other governmental/municipal agencies                         -              1,669                   -                1,669
Corporate debt instruments                                    -             11,619                   -               11,619
Foreign debt obligations                                      -                893                   -                  893
Equity securities - warrants (E)                              5                  -                   -                    5
Hedge Funds (D):
Equity securities                                             -                  -               7,751                7,751
Other                                                         -                  -                 413                  413
Distressed debt                                               -                  -                 147                  147
Multi-strategy                                                -                  -               5,149                5,149
                                             -------------------  -----------------  ------------------  -------------------

                                                        $ 2,006           $ 20,917            $ 13,460             $ 36,383
                                             ===================  =================  ==================  ===================

        (A)     Cash equivalents are held in a readily accessible money market fund. The fund is managed pursuant to regulations whereby the fund expects to maintain a stable value of $1.00 per share.

        (B)     Fixed income investments are generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on valuation models that use inputs such as interest-rate yield curves, cross-currency basis index spreads and country-specific credit spreads similar to the bond in terms of issuer maturity and seniority.

        (C)     Mutual funds are registered investments that are priced at NAV at the end of each day. The funds that are invested in equities across a broad investment spectrum, including mid-cap, large cap, emerging and developed markets, liquid real estate and infrastructure.

        (D)     Hedge funds are primarily valued by each fund's administrator based upon the valuation of the underlying assets by applying methodologies as appropriate to the specific
                security/instrument. In 2011, substantially all investments held in hedge funds were liquidated and, accordingly, these
                investments are presented as a single asset class in 2011. Hedge fund investments include:

                Equity securities - investments across the capitalization and style spectrum. The investment manager can make investments in both U.S. and International equity securities. Other - assets in liquidation mode.

                Distressed debt - investments in various securities that are generally trading at material discounts relative to their par or face value as a result of either formal bankruptcy proceedings or financial market perception of near term proceedings.

                Multi-strategy - investments that identify attractive valuations across multiple markets, currencies and types of securities.

        (E)     The fair value of warrants is based on the underlying quoted prices in active markets for identical assets.

        The tables below set forth a summary of changes in the fair value of the
        Pension Plan's level 3 investment assets for the years ended December 31
        2011 and 2010:

                                                  Equity                           Distressed         Multi-
                                                Securities         Other              Debt           strategy           Total
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at January 1, 2011                           $ 7,751            $ 413             $ 147          $ 5,149          $ 13,460
Actual return on plan assets:
Held at end of the period                                  7                1               (12)              (1)               (5)
Sold during the period                                   210              (54)                -             (165)               (9)
Purchases, sales and settlements, net                 (7,586)             (73)              (47)          (4,899)          (12,605)
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at December 31, 2011                           $ 382            $ 287              $ 88             $ 84             $ 841
                                              ===============  ===============   ===============  ===============   ===============

                                                  Equity                           Distressed         Multi-
                                                Securities         Other              Debt           strategy           Total
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at January 1, 2010                           $ 8,750          $ 1,338             $ 814          $ 4,857          $ 15,759
Actual return on plan assets:
Held at end of the period                              1,466              177               105              750             2,498
Sold during the period                                  (227)               8                30               19              (170)
Purchases, sales and settlements, net                 (2,238)          (1,110)             (802)            (477)           (4,627)
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at December 31, 2010                         $ 7,751            $ 413             $ 147          $ 5,149          $ 13,460
                                              ===============  ===============   ===============  ===============   ===============

        Pension plan funding requirements for 2012 will be determined based upon actuarial requirements.

        The estimated amortization of net loss for the pension plan in 2012 is
        $2,449. The estimated 2012 net periodic benefit expense for the pension plan is $1,320. In 2012 a 50 basis point increase to the discount rate projected at 4.27% would result in net periodic cost of $607 and a 50 basis point decrease would result in net periodic cost of $2,127. In
        2012 a 50 basis point increase to the expected rate of return on assets projected at 7.00% would result in net periodic cost of $1,563 and a 50 basis point decrease would result in net periodic cost of $1,076.

        Other Benefit Plan

        In 2011, 2010 and 2009, the other benefit plan recorded an actuarial loss of $2,933, $1,854, and $592, respectively, due to assumption changes and demographic experience different from rates assumed during the prior year.

        For measurement purposes, a 9.00% annual rate of increase in the per capita cost of covered healthcare benefits was assumed for 2010. The rate was assumed to decrease gradually to 4.50% over a five year period, and remain level thereafter. For 2011, an 8.00% assumed annual rate of increase in the per capita cost of healthcare benefits gradually decreases to 4.20% by 2084.

        The estimated 2012 amortization of net loss and prior service cost for the Other Benefit Plan is $296. The estimated 2011 net periodic benefit expense for the Other Benefit Plan is $2,366.

        Employee stock ownership plan

        The Company participates in an Employee Stock Ownership Plan ("ESOP")
        sponsored by SEI covering certain full-time employees. Prior to 2010, the majority of SEI's stock was held in the Charles A. Sammons 1987
        Charitable Remainder Trust Number Two (the "CRT"). Prior to his death in
        1988, Charles A. Sammons, the founder of SEI, established the CRT. The death of his widow, Elaine D. Sammons, in January 2009, initiated the process of settling the CRT. In January 2010, the 7,664,402 shares of the SEI stock held by the CRT were transferred to the ESOP (the
        "Transfer") as unallocated shares, which completed the settlement of the
        CRT. As of December 31, 2010 the ESOP owns 99.99% of the outstanding stock of SEI.

        Subsequent to the Transfer and commencing in 2010, compensation expense continued to be recognized as shares to participants are committed to be released. In 2011 and 2010, the offset was recorded to paid-in capital in the balance sheet.

        Compensation expense of $13,301, $12,247 and $10,838 for 2011, 2010 and
        2009, respectively was recorded related to the ESOP.

16.     OTHER RELATED PARTY TRANSACTIONS

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $7,940, $11,200 and $10,626 in 2011,
        2010 and 2009, respectively, related to these contracts.

        Guggenheim Partners Asset Management, Inc. ("Guggenheim") provides investment management services for the Company. During 2011, 2010 and
        2009, the Company incurred $24,764 , $23,674 and $16,750, respectively, for these investment management services. The fee is calculated based on the average fair value of invested assets under management multiplied by a contractual rate.

        Guggenheim is the general partner of the Fund, a private investment company and VIE. See Note 6 for further discussion of this VI.

        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $48,519 and
        $49,287 as of December 31, 2011 and 2010, respectively. The Company earned interest income on the loan of $3,675, $3,741 and $1,715 in 2011,
        2010 and 2009, respectively.

        The Company is also a party to two coinsurance agreements with a reinsurer that is a subsidiary of Guggenheim. The Company receives fees under a service contract that became effective December 2009 which covers specified accounting and financial reporting services. The service fees received were $355, $304 and $0 in 2011, 2010 and 2009, respectively. See Note 10 for further discussion of these transactions.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $516, $711 and $659 in 2011, 2010 and 2009, respectively, related to SSI sales.

17.     COMMITMENTS AND CONTINGENCIES

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2011, the Company had outstanding capital commitments to limited partnerships of $89,415.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2011, the Company had $37,149 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the consolidated financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

18.     SUBSEQUENT EVENTS

        The Company evaluated subsequent events through March 28, 2012 which is the date the consolidated financial statements were available to be issued. There were no subsequent event transactions that required disclosure in the consolidated financial statements.

Midland National Life
Insurance Company
Separate Account A
Financial Statements
December 31, 2011 and 2010

Midland National Life Insurance Company
Separate Account A
Index
----------------------------------------------------------------------------------------

                                                                                                                 Page(s)

Report of Independent Registered Public Accounting Firm................................................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets..........................................2-66

Notes to Financial Statements......................................................................................67-82

                Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Midland National Life Insurance
Company and Policy Holders of Midland National Life Insurance Company Separate
Account A:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of Midland National Life Insurance Company Separate Account A
(which includes the Fidelity Variable Insurance Products Fund I, the Fidelity
Variable Insurance Products Fund II, the Fidelity Variable Insurance Products
Fund III, the American Century Variable Portfolios, Inc., the MFS Variable
Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger Fund, the Invesco
Variable Insurance Funds, the Van Eck Worldwide Insurance Trust, the PIMCO
Variable Insurance Trust, the Goldman Sachs Variable Insurance Trust, the
Neuberger Berman Advisors Management Trust, the Premier VIT, the ProFunds VP,
and the Vanguard Variable Insurance Funds subaccount thereof) at December 31,
2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of
America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Midland National Life
Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of the number of shares owned at December 31, 2011 by correspondence with the custodians, provide a reasonable basis for our opinion.

April 24, 2012

Midland National Life Insurance Company
Separate Account A
Accumulated Total for All Portfolios
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                           $ 6,396,691
     (cost $425,624,428)                $439,194,440       Capital gains distributions                 3,408,368
                                                                                                   --------------

Liabilities                                        -                                                   9,805,059
                                       --------------                                              --------------
                                                       Expenses:
Net assets                              $439,194,440       Administrative expense                         78,723
                                       --------------
                                                           Mortality and expense risk                  3,284,364
                                                                                                   --------------

                                                                                                       3,363,087
                                                                                                   --------------

                                                        Net investment income                          6,441,972

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments            21,457,620
                                                         Change in net unrealized depreciation on
                                                          investments                                (44,856,921)
                                                                                                   --------------

                                                       Net decrease in net assets resulting from
                                                        operations                                 $ (16,957,329)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $482,400,270    $437,182,035

Net (decrease) increase in net assets resulting from operations                      (16,957,329)     68,429,926

Capital shares transactions
   Net premiums                                                                       47,130,565      45,362,050
   Transfers of policy loans                                                           6,300,743         636,310
   Transfers of cost of insurance                                                    (31,944,288)    (31,985,000)
   Transfers of surrenders                                                           (27,744,623)    (29,322,209)
   Transfers of death benefits                                                          (109,823)       (864,655)
   Transfers of other terminations                                                    (4,959,620)     (4,648,521)
   Interfund and net transfers to general account                                    (14,921,455)     (2,389,666)
                                                                                   --------------  --------------

     Net decrease in net assets from capital share transactions                      (26,248,501)    (23,211,691)
                                                                                   --------------  --------------

Total (decrease) increase in net assets                                              (43,205,830)     45,218,235
                                                                                   --------------  --------------

Net assets at end of year                                                           $439,194,440    $482,400,270
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     2

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Money Market Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 14,572
     9,133,394 shares (cost $9,133,394)  $ 9,133,394       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      14,572
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 9,133,394       Administrative expense                          1,831
                                       --------------
                                                           Mortality and expense risk                     97,848
                                                                                                   --------------

                                                                                                          99,679
                                                                                                   --------------

                                                        Net investment loss                              (85,107)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                     -
                                                         Change in net unrealized appreciation on
                                                          investments                                          -
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                     $ (85,107)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 9,776,381    $ 10,671,412

 Net decrease in net assets resulting from operations                                    (85,107)        (59,211)

Capital shares transactions
   Net premiums                                                                          906,923       1,676,925
   Transfers of policy loans                                                              47,944          59,404
   Transfers of cost of insurance                                                       (986,079)       (886,398)
   Transfers of surrenders                                                            (1,702,213)     (1,334,701)
   Transfers of death benefits                                                                 -         (42,105)
   Transfers of other terminations                                                      (159,285)       (134,162)
   Interfund and net transfers from (to) general account                               1,334,830        (174,783)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (557,880)       (835,820)
                                                                                   --------------  --------------

 Total decrease in net assets                                                           (642,987)       (895,031)
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 9,133,394    $  9,776,381
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     3

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I High Income Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                             $ 473,625
     1,270,521 shares (cost $6,751,154)  $ 6,848,110       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                     473,625
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 6,848,110       Administrative expense                          3,572
                                       --------------
                                                           Mortality and expense risk                     51,526
                                                                                                   --------------

                                                                                                          55,098
                                                                                                   --------------

                                                        Net investment income                            418,527

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               180,725
                                                         Change in net unrealized depreciation on
                                                          investments                                   (386,450)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                     $ 212,802
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 6,812,291     $ 8,222,313

 Net increase in net assets resulting from operations                                    212,802         843,762

Capital shares transactions
   Net premiums                                                                          690,832         536,186
   Transfers of policy loans                                                              49,932         (38,926)
   Transfers of cost of insurance                                                       (513,063)       (530,367)
   Transfers of surrenders                                                              (396,103)       (599,828)
   Transfers of death benefits                                                                 -          (4,008)
   Transfers of other terminations                                                       (52,321)       (148,319)
   Interfund and net transfers from (to) general account                                  43,740      (1,468,522)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (176,983)     (2,253,784)
                                                                                   --------------  --------------

 Total increase (decrease) in net assets                                                  35,819      (1,410,022)
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 6,848,110    $  6,812,291
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     4

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                            $ 439,693
     905,859 shares (cost $16,501,837)   $ 16,930,511       Capital gains distributions                        -
                                                                                                   --------------

Liabilities                                         -                                                    439,693
                                        --------------                                             --------------
                                                        Expenses:
Net assets                               $ 16,930,511       Administrative expense                        11,241
                                        --------------
                                                            Mortality and expense risk                   130,109
                                                                                                   --------------

                                                                                                         141,350
                                                                                                   --------------

                                                         Net investment income                           298,343

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments              417,713
                                                          Change in net unrealized depreciation on
                                                           investments                                  (673,276)
                                                                                                   --------------

                                                         Net increase in net assets resulting from
                                                         operations                                     $ 42,780
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 18,882,001    $ 18,521,629

 Net increase in net assets resulting from operations                                     42,780       2,411,108

Capital shares transactions
   Net premiums                                                                        1,488,571       1,588,392
   Transfers of policy loans                                                             153,180           6,829
   Transfers of cost of insurance                                                     (1,547,323)     (1,573,834)
   Transfers of surrenders                                                            (1,202,631)     (1,393,232)
   Transfers of death benefits                                                           (10,266)        (35,819)
   Transfers of other terminations                                                      (114,729)       (160,563)
   Interfund and net transfers to general account                                       (761,072)       (482,509)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                            (1,994,270)     (2,050,736)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (1,951,490)        360,372
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 16,930,511    $ 18,882,001
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     5

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Growth Portfolio
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                            $ 115,872
     807,044 shares (cost $28,357,952)   $ 29,771,838       Capital gains distributions                  117,704
                                                                                                   --------------

Liabilities                                         -                                                    233,576
                                        --------------                                             --------------
                                                        Expenses:
Net assets                               $ 29,771,838       Administrative expense                        18,652
                                        --------------
                                                            Mortality and expense risk                   229,239
                                                                                                   --------------

                                                                                                         247,891
                                                                                                   --------------

                                                         Net investment loss                             (14,315)

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments            2,383,735
                                                          Change in net unrealized depreciation on
                                                           investments                                (3,138,356)
                                                                                                   --------------

                                                         Net decrease in net assets resulting from
                                                         operations                                   $ (768,936)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 37,826,693    $ 33,957,851

 Net (decrease) increase in net assets resulting from operations                        (768,936)      6,828,995

Capital shares transactions
   Net premiums                                                                        2,716,166       2,697,977
   Transfers of policy loans                                                             402,411         (43,831)
   Transfers of cost of insurance                                                     (2,566,176)     (2,993,205)
   Transfers of surrenders                                                            (2,199,996)     (2,264,217)
   Transfers of death benefits                                                              (751)        (95,171)
   Transfers of other terminations                                                      (226,381)       (251,029)
   Interfund and net transfers to general account                                     (5,411,192)        (10,677)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                            (7,285,919)     (2,960,153)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (8,054,855)      3,868,842
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 29,771,838    $ 37,826,693
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     6

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Overseas Portfolio
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                            $ 159,880
     708,533 shares (cost $11,596,715)    $ 9,657,305       Capital gains distributions                   22,230
                                                                                                   --------------

Liabilities                                         -                                                    182,110
                                        --------------                                             --------------
                                                        Expenses:
Net assets                                $ 9,657,305       Administrative expense                         4,539
                                        --------------
                                                            Mortality and expense risk                    91,557
                                                                                                   --------------

                                                                                                          96,096
                                                                                                   --------------

                                                         Net investment income                            86,014

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments              158,353
                                                          Change in net unrealized depreciation on
                                                           investments                                (2,803,529)
                                                                                                   --------------

                                                         Net decrease in net assets resulting from
                                                         operations                                 $ (2,559,162)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 12,560,848    $ 13,269,182

 Net (decrease) increase in net assets resulting from operations                      (2,559,162)      1,544,417

Capital shares transactions
   Net premiums                                                                        1,165,611       1,378,739
   Transfers of policy loans                                                             102,677          22,531
   Transfers of cost of insurance                                                       (821,235)       (865,354)
   Transfers of surrenders                                                              (605,475)       (812,285)
   Transfers of death benefits                                                                 -          (6,499)
   Transfers of other terminations                                                      (139,174)       (174,749)
   Interfund and net transfers to general account                                        (46,785)     (1,795,134)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (344,381)     (2,252,751)
                                                                                   --------------  --------------

 Total decrease in net assets                                                         (2,903,543)       (708,334)
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 9,657,305    $ 12,560,848
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     7

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                             $ 53,276
     644,353 shares (cost $18,005,695)   $ 18,737,788       Capital gains distributions                   35,303
                                                                                                   --------------

Liabilities                                         -                                                     88,579
                                        --------------                                             --------------
                                                        Expenses:
Net assets                               $ 18,737,788       Administrative expense                           893
                                        --------------
                                                            Mortality and expense risk                   156,410
                                                                                                   --------------

                                                                                                         157,303
                                                                                                   --------------

                                                         Net investment loss                             (68,724)

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments            2,348,145
                                                          Change in net unrealized depreciation on
                                                           investments                                (4,735,802)
                                                                                                   --------------

                                                         Net decrease in net assets resulting from
                                                         operations                                 $ (2,456,381)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 23,289,689    $ 19,183,312

 Net (decrease) increase in net assets resulting from operations                      (2,456,381)      5,711,531

Capital shares transactions
   Net premiums                                                                        1,760,892       1,790,406
   Transfers of policy loans                                                              75,767        (249,605)
   Transfers of cost of insurance                                                     (1,189,855)     (1,171,525)
   Transfers of surrenders                                                            (1,366,257)     (1,259,286)
   Transfers of death benefits                                                            (1,052)       (107,678)
   Transfers of other terminations                                                      (190,203)       (240,329)
   Interfund and net transfers to general account                                     (1,184,812)       (367,137)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                            (2,095,520)     (1,605,154)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (4,551,901)      4,106,377
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 18,737,788    $ 23,289,689
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     8

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom Income Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                 $ 697
     3,877 shares (cost $37,531)            $ 39,584       Capital gains distributions                       149
                                                                                                   --------------

Liabilities                                        -                                                         846
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                  $ 39,584       Administrative expense                              -
                                       --------------
                                                           Mortality and expense risk                        295
                                                                                                   --------------

                                                                                                             295
                                                                                                   --------------

                                                        Net investment income                                551

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                   588
                                                         Change in net unrealized depreciation on
                                                          investments                                       (410)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                         $ 729
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                         $ 94,023        $ 41,480

 Net increase in net assets resulting from operations                                        729           4,987

Capital shares transactions
   Net premiums                                                                            5,737          17,783
   Transfers of policy loans                                                                   -               -
   Transfers of cost of insurance                                                         (1,921)         (4,255)
   Transfers of surrenders                                                               (17,381)         (1,910)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                             -               -
   Interfund and net transfers (to) from general account                                 (41,603)         35,938
                                                                                   --------------  --------------

Net (decrease) increase in net assets from capital share transactions                    (55,168)         47,556
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                 (54,439)         52,543
                                                                                   --------------  --------------

Net assets at end of year                                                               $ 39,584     $    94,023
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     9

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2010 Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                  $ 14
     63 shares (cost $679)                     $ 651       Capital gains distributions                         3
                                                                                                   --------------

Liabilities                                        -                                                          17
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                     $ 651       Administrative expense                              -
                                       --------------
                                                           Mortality and expense risk                          5
                                                                                                   --------------

                                                                                                               5
                                                                                                   --------------

                                                        Net investment income                                 12

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                   744
                                                         Change in net unrealized depreciation on
                                                          investments                                       (541)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                         $ 215
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                          $ 8,850        $ 48,016

 Net increase in net assets resulting from operations                                        215           1,436

Capital shares transactions
   Net premiums                                                                              828          (2,617)
   Transfers of policy loans                                                                   -               -
   Transfers of cost of insurance                                                           (238)           (680)
   Transfers of surrenders                                                                (8,972)              -
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                             -               -
   Interfund and net transfers to general account                                            (32)        (37,305)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                                (8,414)        (40,602)
                                                                                   --------------  --------------

 Total decrease in net assets                                                             (8,199)        (39,166)
                                                                                   --------------  --------------

Net assets at end of year                                                                  $ 651      $    8,850
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     10

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2015 Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                 $ 498
     2,254 shares (cost $22,326)            $ 23,395       Capital gains distributions                       121
                                                                                                   --------------

Liabilities                                        -                                                         619
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                  $ 23,395       Administrative expense                              -
                                       --------------
                                                           Mortality and expense risk                        217
                                                                                                   --------------

                                                                                                             217
                                                                                                   --------------

                                                        Net investment income                                402

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                   320
                                                         Change in net unrealized depreciation on
                                                          investments                                       (747)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                         $ (25)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                         $ 23,379           $ 192

 Net (decrease) increase in net assets resulting from operations                             (25)          2,448

Capital shares transactions
   Net premiums                                                                            1,162             210
   Transfers of policy loans                                                                 (98)              -
   Transfers of cost of insurance                                                           (907)           (328)
   Transfers of surrenders                                                                     -               -
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                             -               -
   Interfund and net transfers (to) from general account                                    (116)         20,857
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                                    41          20,739
                                                                                   --------------  --------------

 Total increase in net assets                                                                 16          23,187
                                                                                   --------------  --------------

Net assets at end of year                                                               $ 23,395     $    23,379
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     11

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2020 Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                               $ 3,221
     14,326 shares (cost $146,102)         $ 146,264       Capital gains distributions                       558
                                                                                                   --------------

Liabilities                                        -                                                       3,779
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 146,264       Administrative expense                              2
                                       --------------
                                                           Mortality and expense risk                        356
                                                                                                   --------------

                                                                                                             358
                                                                                                   --------------

                                                        Net investment income                              3,421

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                 2,287
                                                         Change in net unrealized depreciation on
                                                          investments                                     (6,249)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                        $ (541)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                         $ 60,917        $ 25,141
 Net (decrease) increase in net assets resulting from operations                            (541)          7,258

Capital shares transactions
   Net premiums                                                                           15,633          15,708
   Transfers of policy loans                                                                   -               -
   Transfers of cost of insurance                                                         (7,783)         (6,515)
   Transfers of surrenders                                                                (6,268)         (3,672)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                             -               -
   Interfund and net transfers from general account                                       84,306          22,997
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                                85,888          28,518
                                                                                   --------------  --------------

 Total increase in net assets                                                             85,347          35,776
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 146,264     $    60,917
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     12

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2025 Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                 $ 574
     2,726 shares (cost $26,984)            $ 27,311       Capital gains distributions                        88
                                                                                                   --------------

Liabilities                                        -                                                         662
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                  $ 27,311       Administrative expense                              -
                                       --------------
                                                           Mortality and expense risk                        170
                                                                                                   --------------

                                                                                                             170
                                                                                                   --------------

                                                        Net investment income                                492

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                 1,429
                                                         Change in net unrealized depreciation on
                                                          investments                                     (2,265)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                        $ (344)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                         $ 22,273         $ 5,088

 Net (decrease) increase in net assets resulting from operations                            (344)          3,094

Capital shares transactions
   Net premiums                                                                            6,915           3,794
   Transfers of policy loans                                                                 (20)            484
   Transfers of cost of insurance                                                         (1,617)         (1,581)
   Transfers of surrenders                                                                  (946)         (1,457)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                             -               -
   Interfund and net transfers from general account                                        1,050          12,851
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                                 5,382          14,091
                                                                                   --------------  --------------

 Total increase in net assets                                                              5,038          17,185
                                                                                   --------------  --------------

Net assets at end of year                                                               $ 27,311     $    22,273
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     13

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2030 Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                               $ 2,922
     13,944 shares (cost $134,062)         $ 135,254       Capital gains distributions                       408
                                                                                                   --------------

Liabilities                                        -                                                       3,330
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 135,254       Administrative expense                              -
                                       --------------
                                                           Mortality and expense risk                        648
                                                                                                   --------------

                                                                                                             648
                                                                                                   --------------

                                                        Net investment income                              2,682

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                 7,863
                                                         Change in net unrealized depreciation on
                                                          investments                                    (14,694)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                      $ (4,149)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 122,196        $ 88,558

 Net (decrease) increase in net assets resulting from operations                          (4,149)         15,545

Capital shares transactions
   Net premiums                                                                           32,145          31,410
   Transfers of policy loans                                                                   -               -
   Transfers of cost of insurance                                                        (14,940)        (13,328)
   Transfers of surrenders                                                                (2,405)              -
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                             -               -
   Interfund and net transfers from general account                                        2,407              11
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                                17,207          18,093
                                                                                   --------------  --------------

 Total increase in net assets                                                             13,058          33,638
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 135,254     $   122,196
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     14

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                             $ 108,666
     380,024 shares (cost $5,194,924)    $ 5,244,325       Capital gains distributions                    26,552
                                                                                                   --------------

Liabilities                                        -                                                     135,218
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 5,244,325       Administrative expense                          6,419
                                       --------------
                                                           Mortality and expense risk                     45,939
                                                                                                   --------------

                                                                                                          52,358
                                                                                                   --------------

                                                        Net investment income                             82,860

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               144,254
                                                         Change in net unrealized depreciation on
                                                          investments                                   (418,475)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (191,361)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 6,070,088     $ 6,012,210

 Net (decrease) increase in net assets resulting from operations                        (191,361)        728,225

Capital shares transactions
   Net premiums                                                                          547,707         264,049
   Transfers of policy loans                                                              73,218           2,696
   Transfers of cost of insurance                                                       (458,669)       (482,240)
   Transfers of surrenders                                                              (425,959)       (360,876)
   Transfers of death benefits                                                                 -          (9,893)
   Transfers of other terminations                                                       (15,117)        (34,038)
   Interfund and net transfers to general account                                       (355,582)        (50,045)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (634,402)       (670,347)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (825,763)         57,878
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 5,244,325    $  6,070,088
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     15

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                            $ 404,403
     960,322 shares (cost $12,205,455)   $ 12,455,377       Capital gains distributions                  325,630
                                                                                                   --------------

Liabilities                                         -                                                    730,033
                                        --------------                                             --------------
                                                        Expenses:
Net assets                               $ 12,455,377       Administrative expense                         1,836
                                        --------------
                                                            Mortality and expense risk                    83,830
                                                                                                   --------------

                                                                                                          85,666
                                                                                                   --------------

                                                         Net investment income                           644,367

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments              171,625
                                                          Change in net unrealized depreciation on
                                                           investments                                   (24,888)
                                                                                                   --------------

                                                         Net increase in net assets resulting from
                                                         operations                                    $ 791,104
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 12,144,534    $ 12,176,825

 Net increase in net assets resulting from operations                                    791,104         832,701

Capital shares transactions
   Net premiums                                                                          851,158         969,304
   Transfers of policy loans                                                             512,780         212,168
   Transfers of cost of insurance                                                       (757,952)       (759,234)
   Transfers of surrenders                                                              (459,116)     (1,209,568)
   Transfers of death benefits                                                              (570)        (21,793)
   Transfers of other terminations                                                       (61,433)       (112,338)
   Interfund and net transfers (to) from general account                                (565,128)         56,469
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (480,261)       (864,992)
                                                                                   --------------  --------------

 Total increase (decrease) in net assets                                                 310,843         (32,291)
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 12,455,377    $ 12,144,534
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     16

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                            $ 930,360
     358,440 shares (cost $43,694,515)   $ 46,356,991       Capital gains distributions                1,140,256
                                                                                                   --------------

Liabilities                                         -                                                  2,070,616
                                        --------------                                             --------------
                                                        Expenses:
Net assets                               $ 46,356,991       Administrative expense                         6,678
                                        --------------
                                                            Mortality and expense risk                   319,568
                                                                                                   --------------

                                                                                                         326,246
                                                                                                   --------------

                                                         Net investment income                         1,744,370

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments              752,075
                                                          Change in net unrealized depreciation on
                                                           investments                                (1,794,777)
                                                                                                   --------------

                                                         Net increase in net assets resulting from
                                                         operations                                    $ 701,668
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 49,052,799    $ 46,832,407

 Net increase in net assets resulting from operations                                    701,668       6,152,019

Capital shares transactions
   Net premiums                                                                        4,931,950       5,401,751
   Transfers of policy loans                                                             295,009         (17,340)
   Transfers of cost of insurance                                                     (3,751,386)     (3,777,902)
   Transfers of surrenders                                                            (2,839,221)     (3,616,515)
   Transfers of death benefits                                                            (1,966)        (58,662)
   Transfers of other terminations                                                      (424,854)       (405,486)
   Interfund and net transfers to general account                                     (1,607,008)     (1,457,473)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                            (3,397,476)     (3,931,627)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (2,695,808)      2,220,392
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 46,356,991    $ 49,052,799
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     17

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                            $ 392,613
     1,592,806 shares (cost $34,086,782) $ 36,666,399       Capital gains distributions                        -
                                                                                                   --------------

Liabilities                                         -                                                    392,613
                                        --------------                                             --------------
                                                        Expenses:
Net assets                               $ 36,666,399       Administrative expense                         8,954
                                        --------------
                                                            Mortality and expense risk                   263,067
                                                                                                   --------------

                                                                                                         272,021
                                                                                                   --------------

                                                         Net investment income                           120,592

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments            1,109,630
                                                          Change in net unrealized depreciation on
                                                           investments                                (2,409,409)
                                                                                                   --------------

                                                         Net decrease in net assets resulting from
                                                         operations                                 $ (1,179,187)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 41,857,031    $ 39,962,919

 Net (decrease) increase in net assets resulting from operations                      (1,179,187)      5,979,473

Capital shares transactions
   Net premiums                                                                        3,041,699       3,443,177
   Transfers of policy loans                                                             273,623        (189,564)
   Transfers of cost of insurance                                                     (2,573,717)     (2,588,064)
   Transfers of surrenders                                                            (2,416,305)     (2,884,232)
   Transfers of death benefits                                                            (6,898)        (19,398)
   Transfers of other terminations                                                      (385,049)       (336,058)
   Interfund and net transfers to general account                                     (1,944,798)     (1,511,222)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                            (4,011,445)     (4,085,361)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (5,190,632)      1,894,112
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 36,666,399    $ 41,857,031
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     18

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 56,110
     237,644 shares (cost $3,031,271)    $ 3,172,814       Capital gains distributions                     6,752
                                                                                                   --------------

Liabilities                                        -                                                      62,862
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 3,172,814       Administrative expense                          1,677
                                       --------------
                                                           Mortality and expense risk                     22,359
                                                                                                   --------------

                                                                                                          24,036
                                                                                                   --------------

                                                        Net investment income                             38,826

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               137,448
                                                         Change in net unrealized depreciation on
                                                          investments                                   (409,408)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (233,134)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 3,689,322     $ 3,544,365

 Net (decrease) increase in net assets resulting from operations                        (233,134)        507,422

Capital shares transactions
   Net premiums                                                                          500,412         182,715
   Transfers of policy loans                                                              44,670          15,678
   Transfers of cost of insurance                                                       (333,994)       (327,797)
   Transfers of surrenders                                                              (195,082)       (270,985)
   Transfers of death benefits                                                              (936)         (3,487)
   Transfers of other terminations                                                       (17,654)        (25,556)
   Interfund and net transfers (to) from general account                                (280,790)         66,967
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (283,374)       (362,465)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (516,508)        144,957
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 3,172,814    $  3,689,322
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     19

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Balanced Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 64,933
     251,480 shares (cost $3,471,197)    $ 3,679,148       Capital gains distributions                    10,417
                                                                                                   --------------

Liabilities                                        -                                                      75,350
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 3,679,148       Administrative expense                            132
                                       --------------
                                                           Mortality and expense risk                     29,224
                                                                                                   --------------

                                                                                                          29,356
                                                                                                   --------------

                                                        Net investment income                             45,994

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               241,016
                                                         Change in net unrealized depreciation on
                                                          investments                                   (457,154)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (170,144)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 4,408,027     $ 4,224,742

 Net (decrease) increase in net assets resulting from operations                        (170,144)        667,460

Capital shares transactions
   Net premiums                                                                          535,188         244,113
   Transfers of policy loans                                                              32,340         (12,433)
   Transfers of cost of insurance                                                       (345,873)       (355,530)
   Transfers of surrenders                                                              (380,632)       (377,880)
   Transfers of death benefits                                                            (1,475)         (3,318)
   Transfers of other terminations                                                       (28,324)        (42,787)
   Interfund and net transfers (to) from general account                                (369,959)         63,660
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (558,735)       (484,175)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (728,879)        183,285
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 3,679,148    $  4,408,027
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     20

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                             $ 125,659
     544,933 shares (cost $6,115,654)    $ 6,860,702       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                     125,659
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 6,860,702       Administrative expense                            371
                                       --------------
                                                           Mortality and expense risk                     45,495
                                                                                                   --------------

                                                                                                          45,866
                                                                                                   --------------

                                                        Net investment income                             79,793

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               187,118
                                                         Change in net unrealized depreciation on
                                                          investments                                   (206,291)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                      $ 60,620
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 7,268,300     $ 7,092,988

 Net increase in net assets resulting from operations                                     60,620         891,036

Capital shares transactions
   Net premiums                                                                          766,165         838,901
   Transfers of policy loans                                                              54,480           3,104
   Transfers of cost of insurance                                                       (644,851)       (633,618)
   Transfers of surrenders                                                              (369,687)       (446,045)
   Transfers of death benefits                                                                 -         (33,985)
   Transfers of other terminations                                                       (69,562)        (68,170)
   Interfund and net transfers to general account                                       (204,763)       (375,911)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (468,218)       (715,724)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (407,598)        175,312
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 6,860,702    $  7,268,300
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     21

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 10,847
     344,830 shares (cost $4,790,092)    $ 6,310,384       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      10,847
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 6,310,384       Administrative expense                            499
                                       --------------
                                                           Mortality and expense risk                     36,877
                                                                                                   --------------

                                                                                                          37,376
                                                                                                   --------------

                                                        Net investment loss                              (26,529)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               426,172
                                                         Change in net unrealized depreciation on
                                                          investments                                   (264,706)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                     $ 134,937
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 6,883,229     $ 6,139,897

 Net increase in net assets resulting from operations                                    134,937       1,311,505

Capital shares transactions
   Net premiums                                                                          635,853         749,730
   Transfers of policy loans                                                              78,460          10,942
   Transfers of cost of insurance                                                       (587,309)       (605,407)
   Transfers of surrenders                                                              (483,263)       (510,466)
   Transfers of death benefits                                                           (14,319)        (12,006)
   Transfers of other terminations                                                       (88,774)        (69,905)
   Interfund and net transfers to general account                                       (248,430)       (131,061)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (707,782)       (568,173)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (572,845)        743,332
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 6,310,384    $  6,883,229
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     22

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Balanced Fund
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 49,352
     390,349 shares (cost $2,401,160)    $ 2,541,169       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      49,352
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 2,541,169       Administrative expense                             71
                                       --------------
                                                           Mortality and expense risk                     19,364
                                                                                                   --------------

                                                                                                          19,435
                                                                                                   --------------

                                                        Net investment income                             29,917

                                                       Realized and change in unrealized gains
                                                       on investments
                                                         Net realized gains on investments                33,787
                                                         Change in net unrealized appreciation on
                                                          investments                                     52,228
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                     $ 115,932
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 2,625,017     $ 2,560,358

 Net increase in net assets resulting from operations                                    115,932         258,290

Capital shares transactions
   Net premiums                                                                          260,799         266,806
   Transfers of policy loans                                                              18,964         (26,397)
   Transfers of cost of insurance                                                       (208,358)       (209,027)
   Transfers of surrenders                                                              (164,798)       (168,686)
   Transfers of death benefits                                                                 -          (5,437)
   Transfers of other terminations                                                       (17,166)        (22,143)
   Interfund and net transfers to general account                                        (89,221)        (28,747)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (199,780)       (193,631)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                 (83,848)         64,659
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 2,541,169    $  2,625,017
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     23

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                   $ -
     432,162 shares (cost $6,379,362)    $ 5,713,175       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                           -
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 5,713,175       Administrative expense                            942
                                       --------------
                                                           Mortality and expense risk                     50,715
                                                                                                   --------------

                                                                                                          51,657
                                                                                                   --------------

                                                        Net investment loss                              (51,657)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               397,174
                                                         Change in net unrealized depreciation on
                                                          investments                                 (1,635,959)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                  $ (1,290,442)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 10,155,713     $ 5,417,524

 Net (decrease) increase in net assets resulting from operations                      (1,290,442)      2,675,834

Capital shares transactions
   Net premiums                                                                          670,358         588,676
   Transfers of policy loans                                                              56,532         (20,164)
   Transfers of cost of insurance                                                       (454,850)       (483,098)
   Transfers of surrenders                                                              (655,652)       (504,912)
   Transfers of death benefits                                                           (13,896)        (19,483)
   Transfers of other terminations                                                       (64,794)       (174,879)
   Interfund and net transfers (to) from general account                              (2,689,794)      2,676,215
                                                                                   --------------  --------------

Net (decrease) increase in net assets from capital share transactions                 (3,152,096)      2,062,355
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (4,442,538)      4,738,189
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 5,713,175    $ 10,155,713
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     24

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. International Fund
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                            $ 203,050
     1,642,058 shares (cost $12,754,736) $ 12,200,488       Capital gains distributions                        -
                                                                                                   --------------

Liabilities                                         -                                                    203,050
                                        --------------                                             --------------
                                                        Expenses:
Net assets                               $ 12,200,488       Administrative expense                           764
                                        --------------
                                                            Mortality and expense risk                   104,311
                                                                                                   --------------

                                                                                                         105,075
                                                                                                   --------------

                                                         Net investment income                            97,975

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments              314,919
                                                          Change in net unrealized depreciation on
                                                           investments                                (2,161,246)
                                                                                                   --------------

                                                         Net decrease in net assets resulting from
                                                         operations                                 $ (1,748,352)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 15,560,307    $ 16,433,805

 Net (decrease) increase in net assets resulting from operations                      (1,748,352)      1,661,059

Capital shares transactions
   Net premiums                                                                        1,398,195       1,844,235
   Transfers of policy loans                                                             162,786         (26,610)
   Transfers of cost of insurance                                                       (995,538)     (1,126,881)
   Transfers of surrenders                                                              (932,154)     (1,126,435)
   Transfers of death benefits                                                            (1,098)        (27,338)
   Transfers of other terminations                                                      (207,803)       (179,027)
   Interfund and net transfers to general account                                     (1,035,855)     (1,892,501)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                            (1,611,467)     (2,534,557)
                                                                                   --------------  --------------

 Total decrease in net assets                                                         (3,359,819)       (873,498)
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 12,200,488    $ 15,560,307
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     25

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Value Fund
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                            $ 433,409
     4,110,912 shares (cost $22,947,006) $ 23,843,287       Capital gains distributions                        -
                                                                                                   --------------

Liabilities                                         -                                                    433,409
                                        --------------                                             --------------
                                                        Expenses:
Net assets                               $ 23,843,287       Administrative expense                           947
                                        --------------
                                                            Mortality and expense risk                   157,861
                                                                                                   --------------

                                                                                                         158,808
                                                                                                   --------------

                                                         Net investment income                           274,601

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments            1,595,305
                                                          Change in net unrealized depreciation on
                                                           investments                                (1,804,829)
                                                                                                   --------------

                                                         Net increase in net assets resulting from
                                                         operations                                     $ 65,077
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 25,846,393    $ 18,477,916

 Net increase in net assets resulting from operations                                     65,077       2,411,678

Capital shares transactions
   Net premiums                                                                        2,344,520       2,477,744
   Transfers of policy loans                                                             160,495           3,891
   Transfers of cost of insurance                                                     (1,408,844)     (1,339,059)
   Transfers of surrenders                                                            (1,220,691)     (1,098,264)
   Transfers of death benefits                                                            (1,829)        (19,085)
   Transfers of other terminations                                                      (259,012)       (212,994)
   Interfund and net transfers (to) from general account                              (1,682,822)      5,144,566
                                                                                   --------------  --------------

Net (decrease) increase in net assets from capital share transactions                 (2,068,183)      4,956,799
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (2,003,106)      7,368,477
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 23,843,287    $ 25,846,393
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     26

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Income & Growth Fund
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 29,800
     300,236 shares (cost $1,691,716)    $ 1,843,450       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      29,800
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 1,843,450       Administrative expense                             51
                                       --------------
                                                           Mortality and expense risk                     12,065
                                                                                                   --------------

                                                                                                          12,116
                                                                                                   --------------

                                                        Net investment income                             17,684

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                48,133
                                                         Change in net unrealized depreciation on
                                                          investments                                    (16,193)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                      $ 49,624
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 1,982,303     $ 1,884,723

 Net increase in net assets resulting from operations                                     49,624         232,853

Capital shares transactions
   Net premiums                                                                          185,408         197,185
   Transfers of policy loans                                                              21,993            (311)
   Transfers of cost of insurance                                                       (141,442)       (139,534)
   Transfers of surrenders                                                              (175,159)       (109,760)
   Transfers of death benefits                                                                 -         (26,347)
   Transfers of other terminations                                                       (11,092)        (30,594)
   Interfund and net transfers to general account                                        (68,185)        (25,912)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (188,477)       (135,273)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (138,853)         97,580
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 1,843,450    $  1,982,303
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     27

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Growth Series
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 24,658
     500,190 shares (cost $10,933,281)  $ 12,284,658       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      24,658
                                       --------------                                              --------------
                                                       Expenses:
Net assets                              $ 12,284,658       Administrative expense                            588
                                       --------------
                                                           Mortality and expense risk                     71,111
                                                                                                   --------------

                                                                                                          71,699
                                                                                                   --------------

                                                        Net investment loss                              (47,041)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               593,455
                                                         Change in net unrealized depreciation on
                                                          investments                                   (677,320)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (130,906)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 12,579,470    $ 13,641,268

 Net (decrease) increase in net assets resulting from operations                        (130,906)      1,608,121

Capital shares transactions
   Net premiums                                                                        1,367,139       1,073,667
   Transfers of policy loans                                                             108,990         (27,310)
   Transfers of cost of insurance                                                       (873,554)       (812,470)
   Transfers of surrenders                                                              (740,697)       (743,411)
   Transfers of death benefits                                                            (2,677)        (45,745)
   Transfers of other terminations                                                       (86,952)       (169,497)
   Interfund and net transfers from (to) general account                                  63,845      (1,945,153)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (163,906)     (2,669,919)
                                                                                   --------------  --------------

 Total decrease in net assets                                                           (294,812)     (1,061,798)
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 12,284,658    $ 12,579,470
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     28

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Investors Trust Series
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 12,021
     61,533 shares (cost $1,145,691)     $ 1,194,365       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      12,021
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 1,194,365       Administrative expense                             19
                                       --------------
                                                           Mortality and expense risk                      8,270
                                                                                                   --------------

                                                                                                           8,289
                                                                                                   --------------

                                                        Net investment income                              3,732

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                53,086
                                                         Change in net unrealized depreciation on
                                                          investments                                    (91,957)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                     $ (35,139)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 1,421,881     $ 1,461,656

 Net (decrease) increase in net assets resulting from operations                         (35,139)        128,708

Capital shares transactions
   Net premiums                                                                          218,894          48,276
   Transfers of policy loans                                                              14,773          (9,157)
   Transfers of cost of insurance                                                       (108,192)       (125,135)
   Transfers of surrenders                                                              (171,767)       (126,691)
   Transfers of death benefits                                                                 -          (1,799)
   Transfers of other terminations                                                        (7,595)         (9,043)
   Interfund and net transfers (to) from general account                                (138,490)         55,066
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (192,377)       (168,483)
                                                                                   --------------  --------------

 Total decrease in net assets                                                           (227,516)        (39,775)
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 1,194,365    $  1,421,881
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     29

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust New Discovery Series
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                   $ -
     427,457 shares (cost $7,588,398)    $ 6,108,354       Capital gains distributions                   876,286
                                                                                                   --------------

Liabilities                                        -                                                     876,286
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 6,108,354       Administrative expense                            407
                                       --------------
                                                           Mortality and expense risk                     61,098
                                                                                                   --------------

                                                                                                          61,505
                                                                                                   --------------

                                                        Net investment income                            814,781

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments             1,699,085
                                                         Change in net unrealized depreciation on
                                                          investments                                 (3,170,341)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (656,475)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 10,670,420     $ 5,873,746

 Net (decrease) increase in net assets resulting from operations                        (656,475)      2,199,591

Capital shares transactions
   Net premiums                                                                          715,171         794,665
   Transfers of policy loans                                                              51,975         (11,882)
   Transfers of cost of insurance                                                       (458,598)       (464,425)
   Transfers of surrenders                                                              (556,349)       (456,330)
   Transfers of death benefits                                                           (13,991)        (11,540)
   Transfers of other terminations                                                       (80,669)       (111,872)
   Interfund and net transfers (to) from general account                              (3,563,130)      2,858,467
                                                                                   --------------  --------------

Net (decrease) increase in net assets from capital share transactions                 (3,905,591)      2,597,083
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (4,562,066)      4,796,674
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 6,108,354    $ 10,670,420
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     30

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Research Series
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 30,429
     176,680 shares (cost $3,013,106)    $ 3,318,049       Capital gains distributions                         -
                                                                                                  ---------------

Liabilities                                        -                                                      30,429
                                       --------------                                             ---------------
                                                       Expenses:
Net assets                               $ 3,318,049       Administrative expense                             69
                                       --------------
                                                           Mortality and expense risk                     22,256
                                                                                                  ---------------

                                                                                                          22,325
                                                                                                  ---------------

                                                        Net investment income                              8,104

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               223,324
                                                         Change in net unrealized depreciation on
                                                          investments                                   (269,639)
                                                                                                  ---------------

                                                        Net decrease in net assets resulting from
                                                        operations                                     $ (38,211)
                                                                                                  ---------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                      2011             2010

Net assets at beginning of year                                                     $ 3,623,945      $ 3,637,241

 Net (decrease) increase in net assets resulting from operations                        (38,211)         475,977

Capital shares transactions
   Net premiums                                                                         325,129          337,731
   Transfers of policy loans                                                             39,101          (27,090)
   Transfers of cost of insurance                                                      (259,589)        (262,853)
   Transfers of surrenders                                                             (243,481)        (336,631)
   Transfers of death benefits                                                           (2,515)          (6,963)
   Transfers of other terminations                                                      (21,601)         (51,270)
   Interfund and net transfers to general account                                      (104,729)        (142,197)
                                                                                  --------------  ---------------

Net decrease in net assets from capital share transactions                             (267,685)        (489,273)
                                                                                  --------------  ---------------

 Total decrease in net assets                                                          (305,896)         (13,296)
                                                                                  --------------  ---------------

Net assets at end of year                                                           $ 3,318,049     $  3,623,945
                                                                                  --------------  ---------------

           The accompanying notes are an integral part of these financial statements

                                                     31

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Total Return Series
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                               $ 5,323
     11,256 shares (cost $205,209)         $ 208,576       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                       5,323
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 208,576       Administrative expense                             19
                                       --------------
                                                           Mortality and expense risk                      1,312
                                                                                                   --------------

                                                                                                           1,331
                                                                                                   --------------

                                                        Net investment income                              3,992

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                18,796
                                                         Change in net unrealized depreciation on
                                                          investments                                    (20,922)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                       $ 1,866
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 185,995       $ 107,239

 Net increase in net assets resulting from operations                                      1,866          14,274

Capital shares transactions
   Net premiums                                                                           39,560          32,076
   Transfers of policy loans                                                                  46               -
   Transfers of cost of insurance                                                        (12,637)        (10,124)
   Transfers of surrenders                                                               (10,273)        (12,431)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                             -               -
   Interfund and net transfers from general account                                        4,019          54,961
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                                20,715          64,482
                                                                                   --------------  --------------

 Total increase in net assets                                                             22,581          78,756
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 208,576     $   185,995
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     32

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Utilities Series
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 92,227
     116,293 shares (cost $2,794,749)    $ 3,032,912       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      92,227
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 3,032,912       Administrative expense                            114
                                       --------------
                                                           Mortality and expense risk                     20,792
                                                                                                   --------------

                                                                                                          20,906
                                                                                                   --------------

                                                        Net investment income                             71,321

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               339,363
                                                         Change in net unrealized depreciation on
                                                          investments                                   (257,850)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                     $ 152,834
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 2,822,225     $ 2,504,063

 Net increase in net assets resulting from operations                                    152,834         335,101

Capital shares transactions
   Net premiums                                                                          457,942         274,351
   Transfers of policy loans                                                             377,978         173,716
   Transfers of cost of insurance                                                       (175,753)       (168,925)
   Transfers of surrenders                                                              (101,687)       (127,400)
   Transfers of death benefits                                                                 -          (5,351)
   Transfers of other terminations                                                       (42,360)        (40,604)
   Interfund and net transfers to general account                                       (458,267)       (122,726)
                                                                                   --------------  --------------

Net increase (decrease) in net assets from capital share transactions                     57,853         (16,939)
                                                                                   --------------  --------------

 Total increase in net assets                                                            210,687         318,162
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 3,032,912    $  2,822,225
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     33

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                             $ 68,134
     393,359 shares (cost $8,890,214)     $ 8,712,909       Capital gains distributions                        -
                                                                                                   --------------

Liabilities                                         -                                                     68,134
                                        --------------                                             --------------
                                                        Expenses:
Net assets                                $ 8,712,909       Administrative expense                           302
                                        --------------
                                                            Mortality and expense risk                    69,359
                                                                                                   --------------

                                                                                                          69,661
                                                                                                   --------------

                                                         Net investment loss                              (1,527)

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments               56,399
                                                          Change in net unrealized depreciation on
                                                           investments                                  (706,329)
                                                                                                   --------------

                                                         Net decrease in net assets resulting from
                                                         operations                                   $ (651,457)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 10,117,340     $ 9,374,073

 Net (decrease) increase in net assets resulting from operations                        (651,457)      1,458,006

Capital shares transactions
   Net premiums                                                                          960,465       1,091,571
   Transfers of policy loans                                                              70,519          (4,109)
   Transfers of cost of insurance                                                       (704,888)       (721,867)
   Transfers of surrenders                                                              (542,644)       (606,442)
   Transfers of death benefits                                                            (1,360)         (8,613)
   Transfers of other terminations                                                       (92,638)        (89,214)
   Interfund and net transfers to general account                                       (442,428)       (376,065)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (752,974)       (714,739)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (1,404,431)        743,267
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 8,712,909    $ 10,117,340
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     34

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                         Year Ended December 31, 2011

Assets:                                                 Investment income:
   Investment in Portfolio,                                 Dividend income                             $ 24,959
     708,028 shares (cost $10,114,333)   $ 11,229,318       Capital gains distributions                        -
                                                                                                   --------------

Liabilities                                         -                                                     24,959
                                        --------------                                             --------------
                                                        Expenses:
Net assets                               $ 11,229,318       Administrative expense                           551
                                        --------------
                                                            Mortality and expense risk                    96,037
                                                                                                   --------------

                                                                                                          96,588
                                                                                                   --------------

                                                         Net investment loss                             (71,629)

                                                        Realized and change in unrealized gains
                                                        (losses) on investments
                                                          Net realized gains on investments              604,211
                                                          Change in net unrealized depreciation on
                                                           investments                                (1,062,822)
                                                                                                   --------------

                                                         Net decrease in net assets resulting from
                                                         operations                                   $ (530,240)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 12,942,412    $ 12,081,813

 Net (decrease) increase in net assets resulting from operations                        (530,240)      2,635,912

Capital shares transactions
   Net premiums                                                                        1,136,979       1,361,698
   Transfers of policy loans                                                              86,629         (29,057)
   Transfers of cost of insurance                                                       (811,492)       (851,565)
   Transfers of surrenders                                                              (739,645)       (818,517)
   Transfers of death benefits                                                           (14,213)        (24,135)
   Transfers of other terminations                                                      (126,695)       (157,997)
   Interfund and net transfers to general account                                       (714,417)     (1,255,740)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                            (1,182,854)     (1,775,313)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (1,713,094)        860,599
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 11,229,318    $ 12,942,412
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     35

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. International Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 50,374
     621,201 shares (cost $5,044,037)    $ 4,534,768       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      50,374
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 4,534,768       Administrative expense                            306
                                       --------------
                                                           Mortality and expense risk                     42,037
                                                                                                   --------------

                                                                                                          42,343
                                                                                                   --------------

                                                        Net investment income                              8,031

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                77,669
                                                         Change in net unrealized depreciation on
                                                          investments                                   (993,655)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (907,955)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 5,778,833     $ 5,208,258

 Net (decrease) increase in net assets resulting from operations                        (907,955)      1,008,512

Capital shares transactions
   Net premiums                                                                          413,778         502,144
   Transfers of policy loans                                                              37,031          (8,564)
   Transfers of cost of insurance                                                       (305,666)       (280,461)
   Transfers of surrenders                                                              (232,538)       (258,988)
   Transfers of death benefits                                                              (760)         (6,933)
   Transfers of other terminations                                                       (45,129)        (33,185)
   Interfund and net transfers to general account                                       (202,826)       (351,950)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (336,110)       (437,937)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (1,244,065)        570,575
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 4,534,768    $  5,778,833
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     36

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. Capital Structure Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                               $ 3,270
     8,872 shares (cost $111,553)          $ 115,608       Capital gains distributions                        27
                                                                                                   --------------

Liabilities                                        -                                                       3,297
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 115,608       Administrative expense                              -
                                       --------------
                                                           Mortality and expense risk                      1,043
                                                                                                   --------------

                                                                                                           1,043
                                                                                                   --------------

                                                        Net investment income                              2,254

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                 2,832
                                                         Change in net unrealized depreciation on
                                                          investments                                     (6,106)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                      $ (1,020)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 120,003       $ 122,203

 Net (decrease) increase in net assets resulting from operations                          (1,020)         15,417

Capital shares transactions
   Net premiums                                                                           11,402          11,915
   Transfers of policy loans                                                                   -               -
   Transfers of cost of insurance                                                         (5,598)         (6,497)
   Transfers of surrenders                                                                (1,823)        (31,039)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                        (2,088)              -
   Interfund and net transfers (to) from general account                                  (5,268)          8,004
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                                (3,375)        (17,617)
                                                                                   --------------  --------------

 Total decrease in net assets                                                             (4,395)         (2,200)
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 115,608     $   120,003
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     37

Midland National Life Insurance Company
Separate Account A
Alger Fund Large Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 96,503
     210,287 shares (cost $7,808,345)    $ 9,067,565       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      96,503
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 9,067,565       Administrative expense                            362
                                       --------------
                                                           Mortality and expense risk                     79,103
                                                                                                   --------------

                                                                                                          79,465
                                                                                                   --------------

                                                        Net investment income                             17,038

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               580,901
                                                         Change in net unrealized depreciation on
                                                          investments                                   (674,488)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                     $ (76,549)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 10,117,273    $ 10,963,637

 Net (decrease) increase in net assets resulting from operations                         (76,549)      1,048,849

Capital shares transactions
   Net premiums                                                                        1,091,364       1,093,034
   Transfers of policy loans                                                              91,716          34,780
   Transfers of cost of insurance                                                       (617,812)       (696,533)
   Transfers of surrenders                                                              (508,757)       (507,091)
   Transfers of death benefits                                                              (640)        (52,069)
   Transfers of other terminations                                                      (129,949)        (99,248)
   Interfund and net transfers to general account                                       (899,081)     (1,668,086)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (973,159)     (1,895,213)
                                                                                   --------------  --------------

 Total decrease in net assets                                                         (1,049,708)       (846,364)
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 9,067,565    $ 10,117,273
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     38

Midland National Life Insurance Company
Separate Account A
Alger Fund Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 22,161
     513,859 shares (cost $5,698,145)    $ 5,991,591       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      22,161
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 5,991,591       Administrative expense                            179
                                       --------------
                                                           Mortality and expense risk                     49,116
                                                                                                   --------------

                                                                                                          49,295
                                                                                                   --------------

                                                        Net investment loss                              (27,134)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               432,634
                                                         Change in net unrealized depreciation on
                                                          investments                                 (1,006,489)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (600,989)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 6,914,381     $ 6,479,792

 Net (decrease) increase in net assets resulting from operations                        (600,989)      1,102,618

Capital shares transactions
   Net premiums                                                                          768,715         698,020
   Transfers of policy loans                                                              74,488         (29,380)
   Transfers of cost of insurance                                                       (470,245)       (457,096)
   Transfers of surrenders                                                              (329,876)       (432,018)
   Transfers of death benefits                                                            (1,501)        (49,996)
   Transfers of other terminations                                                       (81,949)        (79,038)
   Interfund and net transfers to general account                                       (281,433)       (318,521)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (321,801)       (668,029)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (922,790)        434,589
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 5,991,591    $  6,914,381
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     39

Midland National Life Insurance Company
Separate Account A
Alger Fund Capital Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 12,325
     151,210 shares (cost $7,928,052)    $ 7,855,345       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      12,325
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 7,855,345       Administrative expense                            217
                                       --------------
                                                           Mortality and expense risk                     64,615
                                                                                                   --------------

                                                                                                          64,832
                                                                                                   --------------

                                                        Net investment loss                              (52,507)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments             1,452,453
                                                         Change in net unrealized depreciation on
                                                          investments                                 (1,591,841)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (191,895)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 8,539,862     $ 8,265,722

 Net (decrease) increase in net assets resulting from operations                        (191,895)        898,321

Capital shares transactions
   Net premiums                                                                          907,244         776,413
   Transfers of policy loans                                                              91,875         (52,146)
   Transfers of cost of insurance                                                       (492,324)       (484,654)
   Transfers of surrenders                                                              (726,102)       (617,108)
   Transfers of death benefits                                                              (389)         (7,732)
   Transfers of other terminations                                                       (82,440)        (84,327)
   Interfund and net transfers to general account                                       (190,486)       (154,627)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (492,622)       (624,181)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (684,517)        274,140
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 7,855,345    $  8,539,862
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     40

Midland National Life Insurance Company
Separate Account A
Alger Fund Small Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                   $ -
     188,895 shares (cost $4,986,521)    $ 5,861,398       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                           -
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 5,861,398       Administrative expense                            112
                                       --------------
                                                           Mortality and expense risk                     48,871
                                                                                                   --------------

                                                                                                          48,983
                                                                                                   --------------

                                                        Net investment loss                              (48,983)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               230,163
                                                         Change in net unrealized depreciation on
                                                          investments                                   (404,757)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (223,577)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 6,603,653     $ 5,934,640

 Net (decrease) increase in net assets resulting from operations                        (223,577)      1,324,823

Capital shares transactions
   Net premiums                                                                          405,094         490,091
   Transfers of policy loans                                                              24,979          (2,566)
   Transfers of cost of insurance                                                       (310,407)       (325,372)
   Transfers of surrenders                                                              (253,902)       (371,173)
   Transfers of death benefits                                                              (923)         (2,347)
   Transfers of other terminations                                                       (58,828)        (55,824)
   Interfund and net transfers to general account                                       (324,691)       (388,619)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (518,678)       (655,810)
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (742,255)        669,013
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 5,861,398    $  6,603,653
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     41

Midland National Life Insurance Company
Separate Account A
Invesco Variable Insurance Funds Dividend Growth Fund
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                               $ 1,330
     50,662 shares (cost $676,821)         $ 711,289       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                       1,330
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 711,289       Administrative expense                             45
                                       --------------
                                                           Mortality and expense risk                      5,674
                                                                                                   --------------

                                                                                                           5,719
                                                                                                   --------------

                                                        Net investment loss                               (4,389)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                20,959
                                                         Change in net unrealized depreciation on
                                                          investments                                    (39,341)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                     $ (22,771)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 646,910       $ 647,049

 Net (decrease) increase in net assets resulting from operations                         (22,771)         52,097

Capital shares transactions
   Net premiums                                                                           93,617          80,061
   Transfers of policy loans                                                                 742          14,615
   Transfers of cost of insurance                                                        (57,506)        (57,155)
   Transfers of surrenders                                                               (19,021)        (51,165)
   Transfers of death benefits                                                                 -          (4,643)
   Transfers of other terminations                                                        (1,887)         (4,174)
   Interfund and net transfers from (to) general account                                  71,205         (29,775)
                                                                                   --------------  --------------

Net increase (decrease) in net assets from capital share transactions                     87,150         (52,236)
                                                                                   --------------  --------------

 Total increase (decrease) in net assets                                                  64,379            (139)
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 711,289     $   646,910
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     42

Midland National Life Insurance Company
Separate Account A
Invesco Variable Insurance Funds Global Health Care Fund
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                   $ -
     79,991 shares (cost $1,225,700)     $ 1,389,446       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                           -
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 1,389,446       Administrative expense                             50
                                       --------------
                                                           Mortality and expense risk                      9,605
                                                                                                   --------------

                                                                                                           9,655
                                                                                                   --------------

                                                        Net investment loss                               (9,655)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                97,847
                                                         Change in net unrealized depreciation on
                                                          investments                                    (59,401)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                      $ 28,791
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 1,288,385     $ 1,164,469

 Net increase in net assets resulting from operations                                     28,791          53,900

Capital shares transactions
   Net premiums                                                                          120,738         140,747
   Transfers of policy loans                                                               8,161           6,863
   Transfers of cost of insurance                                                        (90,529)        (94,512)
   Transfers of surrenders                                                               (45,622)        (56,915)
   Transfers of death benefits                                                              (717)              -
   Transfers of other terminations                                                       (23,044)         (9,169)
   Interfund and net transfers from general account                                      103,283          83,002
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                                72,270          70,016
                                                                                   --------------  --------------

 Total increase in net assets                                                            101,061         123,916
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 1,389,446    $  1,288,385
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     43

Midland National Life Insurance Company
Separate Account A
Invesco Variable Insurance Funds International Growth Fund
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 76,895
     178,677 shares (cost $4,561,844)    $ 4,711,721       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      76,895
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 4,711,721       Administrative expense                            184
                                       --------------
                                                           Mortality and expense risk                     33,762
                                                                                                   --------------

                                                                                                          33,946
                                                                                                   --------------

                                                        Net investment income                             42,949

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               187,862
                                                         Change in net unrealized depreciation on
                                                          investments                                   (595,102)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (364,291)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 5,011,954     $ 4,296,126

 Net (decrease) increase in net assets resulting from operations                        (364,291)        528,879

Capital shares transactions
   Net premiums                                                                          845,780         750,643
   Transfers of policy loans                                                              30,069         (63,600)
   Transfers of cost of insurance                                                       (351,223)       (350,130)
   Transfers of surrenders                                                              (172,624)        (90,805)
   Transfers of death benefits                                                                 -          (8,477)
   Transfers of other terminations                                                       (39,132)        (46,773)
   Interfund and net transfers to general account                                       (248,812)         (3,909)
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                                64,058         186,949
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (300,233)        715,828
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 4,711,721    $  5,011,954
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     44

Midland National Life Insurance Company
Separate Account A
Van Eck Worldwide Insurance Trust Global Hard Assets Fund
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                             $ 202,493
     469,875 shares (cost $14,929,771)  $ 14,448,645       Capital gains distributions                   216,820
                                                                                                   --------------

Liabilities                                        -                                                     419,313
                                       --------------                                              --------------
                                                       Expenses:
Net assets                              $ 14,448,645       Administrative expense                            467
                                       --------------
                                                           Mortality and expense risk                    124,834
                                                                                                   --------------

                                                                                                         125,301
                                                                                                   --------------

                                                        Net investment income                            294,012

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments             1,916,982
                                                         Change in net unrealized depreciation on
                                                          investments                                 (5,317,660)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                  $ (3,106,666)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 18,167,360    $ 13,809,699

 Net (decrease) increase in net assets resulting from operations                      (3,106,666)      3,971,232

Capital shares transactions
   Net premiums                                                                        1,947,723       1,365,818
   Transfers of policy loans                                                             302,243         (16,353)
   Transfers of cost of insurance                                                       (978,000)       (810,419)
   Transfers of surrenders                                                              (975,248)       (729,069)
   Transfers of death benefits                                                                 -          (6,737)
   Transfers of other terminations                                                      (152,963)       (120,061)
   Interfund and net transfers (to) from general account                                (755,804)        703,250
                                                                                   --------------  --------------

Net (decrease) increase in net assets from capital share transactions                   (612,049)        386,429
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                              (3,718,715)      4,357,661
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 14,448,645    $ 18,167,360
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     45

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Total Return Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                             $ 764,853
    2,680,051 shares (cost $29,979,943) $ 29,534,163       Capital gains distributions                   398,592
                                                                                                   --------------

Liabilities                                        -                                                   1,163,445
                                       --------------                                              --------------
                                                       Expenses:
Net assets                              $ 29,534,163       Administrative expense                          1,731
                                       --------------
                                                           Mortality and expense risk                    220,496
                                                                                                   --------------

                                                                                                         222,227
                                                                                                   --------------

                                                        Net investment income                            941,218

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               332,278
                                                         Change in net unrealized depreciation on
                                                          investments                                   (423,477)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                     $ 850,019
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                     $ 26,443,080    $ 27,862,716

 Net increase in net assets resulting from operations                                    850,019       2,147,479

Capital shares transactions
   Net premiums                                                                        3,482,153       2,798,678
   Transfers of policy loans                                                           1,081,650         475,544
   Transfers of cost of insurance                                                     (1,807,716)     (1,866,739)
   Transfers of surrenders                                                            (1,697,644)     (1,352,775)
   Transfers of death benefits                                                                 -         (22,003)
   Transfers of other terminations                                                      (323,255)       (356,125)
   Interfund and net transfers from (to) general account                               1,505,876      (3,243,695)
                                                                                   --------------  --------------

Net increase (decrease) in net assets from capital share transactions                  2,241,064      (3,567,115)
                                                                                   --------------  --------------

 Total increase (decrease) in net assets                                               3,091,083      (1,419,636)
                                                                                   --------------  --------------

Net assets at end of year                                                           $ 29,534,163    $ 26,443,080
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     46

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Low Duration Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 36,388
     209,978 shares (cost $2,138,113)    $ 2,179,575       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      36,388
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 2,179,575       Administrative expense                             14
                                       --------------
                                                           Mortality and expense risk                     12,752
                                                                                                   --------------

                                                                                                          12,766
                                                                                                   --------------

                                                        Net investment income                             23,622

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                 2,884
                                                         Change in net unrealized depreciation on
                                                          investments                                    (14,687)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                      $ 11,819
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 2,163,896     $ 2,102,392

 Net increase in net assets resulting from operations                                     11,819          97,020

Capital shares transactions
   Net premiums                                                                           93,308          97,802
   Transfers of policy loans                                                               2,997           2,573
   Transfers of cost of insurance                                                        (85,061)        (81,837)
   Transfers of surrenders                                                                (1,048)         (6,801)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                        (1,524)         (1,145)
   Interfund and net transfers to general account                                         (4,812)        (46,108)
                                                                                   --------------  --------------

Net increase (decrease) in net assets from capital share transactions                      3,860         (35,516)
                                                                                   --------------  --------------

 Total increase in net assets                                                             15,679          61,504
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 2,179,575    $  2,163,896
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     47

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust High Yield Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                             $ 318,785
     1,101,141 shares (cost $8,275,799)  $ 8,225,521       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                     318,785
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 8,225,521       Administrative expense                             74
                                       --------------
                                                           Mortality and expense risk                     35,326
                                                                                                   --------------

                                                                                                          35,400
                                                                                                   --------------

                                                        Net investment income                            283,385

                                                       Realized and change in unrealized losses
                                                       on investments
                                                         Net realized losses on investments             (485,886)
                                                         Change in net unrealized depreciation on
                                                          investments                                    (66,699)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (269,200)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 2,773,483     $ 2,388,610

 Net (decrease) increase in net assets resulting from operations                        (269,200)        568,398

Capital shares transactions
   Net premiums                                                                          467,087         482,699
   Transfers of policy loans                                                             337,200         157,692
   Transfers of cost of insurance                                                       (244,034)       (282,954)
   Transfers of surrenders                                                              (137,183)       (275,527)
   Transfers of death benefits                                                                 -          (8,266)
   Transfers of other terminations                                                       (35,109)        (79,425)
   Interfund and net transfers from (to) general account                               5,333,277        (177,744)
                                                                                   --------------  --------------

Net increase (decrease) in net assets from capital share transactions                  5,721,238        (183,525)
                                                                                   --------------  --------------

 Total increase in net assets                                                          5,452,038         384,873
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 8,225,521    $  2,773,483
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     48

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Real Return Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                             $ 125,640
     453,636 shares (cost $5,986,988)    $ 6,328,227       Capital gains distributions                   194,630
                                                                                                   --------------

Liabilities                                        -                                                     320,270
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 6,328,227       Administrative expense                            144
                                       --------------
                                                           Mortality and expense risk                     41,431
                                                                                                   --------------

                                                                                                          41,575
                                                                                                   --------------

                                                        Net investment income                            278,695

                                                       Realized and change in unrealized gains
                                                       on investments
                                                         Net realized gains on investments               224,848
                                                         Change in net unrealized appreciation on
                                                          investments                                    116,155
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                     $ 619,698
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 5,873,537     $ 5,612,147

 Net increase in net assets resulting from operations                                    619,698         403,467

Capital shares transactions
   Net premiums                                                                          336,995         356,559
   Transfers of policy loans                                                             382,160         175,502
   Transfers of cost of insurance                                                       (304,437)       (283,031)
   Transfers of surrenders                                                              (219,012)       (222,965)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                       (34,140)        (22,564)
   Interfund and net transfers to general account                                       (326,574)       (145,578)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (165,008)       (142,077)
                                                                                   --------------  --------------

 Total increase in net assets                                                            454,690         261,390
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 6,328,227    $  5,873,537
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     49

Midland National Life Insurance Company
Separate Account A
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 24,299
     253,370 shares (cost $2,512,586)    $ 2,888,421       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      24,299
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 2,888,421       Administrative expense                            142
                                       --------------
                                                           Mortality and expense risk                     23,323
                                                                                                   --------------

                                                                                                          23,465
                                                                                                   --------------

                                                        Net investment income                                834

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               311,983
                                                         Change in net unrealized depreciation on
                                                          investments                                   (362,557)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                     $ (49,740)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 2,766,214     $ 2,556,517

 Net (decrease) increase in net assets resulting from operations                         (49,740)        623,826

Capital shares transactions
   Net premiums                                                                          358,734         279,235
   Transfers of policy loans                                                               8,231              53
   Transfers of cost of insurance                                                       (150,847)       (141,624)
   Transfers of surrenders                                                               (90,022)        (52,427)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                       (21,816)        (25,573)
   Interfund and net transfers from (to) general account                                  67,667        (473,793)
                                                                                   --------------  --------------

Net increase (decrease) in net assets from capital share transactions                    171,947        (414,129)
                                                                                   --------------  --------------

 Total increase in net assets                                                            122,207         209,697
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 2,888,421    $  2,766,214
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     50

Midland National Life Insurance Company
Separate Account A
Goldman Sachs Variable Insurance Trust Large Cap Value Fund
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 40,627
     328,775 shares (cost $3,086,933)    $ 3,087,201       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      40,627
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 3,087,201       Administrative expense                            154
                                       --------------
                                                           Mortality and expense risk                     23,142
                                                                                                   --------------

                                                                                                          23,296
                                                                                                   --------------

                                                        Net investment income                             17,331

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               177,459
                                                         Change in net unrealized depreciation on
                                                          investments                                   (419,456)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (224,666)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 3,764,457     $ 4,169,697

 Net (decrease) increase in net assets resulting from operations                        (224,666)        279,903

Capital shares transactions
   Net premiums                                                                          562,812         704,404
   Transfers of policy loans                                                              17,129           4,310
   Transfers of cost of insurance                                                       (255,745)       (315,525)
   Transfers of surrenders                                                              (119,135)       (161,483)
   Transfers of death benefits                                                              (582)        (11,947)
   Transfers of other terminations                                                       (37,667)        (46,273)
   Interfund and net transfers to general account                                       (619,402)       (858,629)
                                                                                   --------------  --------------

Net decrease in net assets from capital share transactions                              (452,590)       (685,143)
                                                                                   --------------  --------------

 Total decrease in net assets                                                           (677,256)       (405,240)
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 3,087,201    $  3,764,457
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     51

Midland National Life Insurance Company
Separate Account A
Neuberger Berman Advisors Management Trust Regency Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                 $ 897
     9,074 shares (cost $128,252)          $ 129,392       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                         897
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 129,392       Administrative expense                              7
                                       --------------
                                                           Mortality and expense risk                        994
                                                                                                   --------------

                                                                                                           1,001
                                                                                                   --------------

                                                        Net investment loss                                 (104)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                21,845
                                                         Change in net unrealized depreciation on
                                                          investments                                    (30,451)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                      $ (8,710)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 223,342        $ 92,288

 Net (decrease) increase in net assets resulting from operations                          (8,710)         36,286

Capital shares transactions
   Net premiums                                                                           42,162          12,625
   Transfers of policy loans                                                               1,557            (718)
   Transfers of cost of insurance                                                         (9,998)        (14,853)
   Transfers of surrenders                                                                (1,698)        (17,482)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                           (35)              -
   Interfund and net transfers (to) from general account                                (117,228)        115,196
                                                                                   --------------  --------------

Net (decrease) increase in net assets from capital share transactions                    (85,240)         94,768
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                 (93,950)        131,054
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 129,392     $   223,342
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     52

Midland National Life Insurance Company
Separate Account A
Premier VIT NACM Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                   $ -
     0 shares (cost $0)                          $ -       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                           -
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                       $ -       Administrative expense                              -
                                       --------------
                                                           Mortality and expense risk                          -
                                                                                                   --------------

                                                                                                               -
                                                                                                   --------------

                                                        Net investment income                                  -

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                     -
                                                         Change in net unrealized appreciation on
                                                          investments                                          -
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                           $ -
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                              $ -       $ 314,436

 Net increase in net assets resulting from operations                                          -          46,506

Capital shares transactions
   Net premiums                                                                                -          21,403
   Transfers of policy loans                                                                   -           1,240
   Transfers of cost of insurance                                                              -          (5,604)
   Transfers of surrenders                                                                     -          (2,758)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                             -               5
   Interfund and net transfers to general account                                              -        (375,228)
                                                                                   --------------  --------------

Net increase (decrease) in net assets from capital share transactions                          -        (360,942)
                                                                                   --------------  --------------

 Total increase (decrease) in net assets                                                       -        (314,436)
                                                                                   --------------  --------------

Net assets at end of year                                                                    $ -       $       -
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     53

Midland National Life Insurance Company
Separate Account A
ProFunds VP Japan
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                   $ -
     4,438 shares (cost $55,533)            $ 46,026       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                           -
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                  $ 46,026       Administrative expense                              3
                                       --------------
                                                           Mortality and expense risk                        350
                                                                                                   --------------

                                                                                                             353
                                                                                                   --------------

                                                        Net investment loss                                 (353)

                                                       Realized and change in unrealized losses
                                                       on investments
                                                         Net realized losses on investments               (8,140)
                                                         Change in net unrealized depreciation on
                                                          investments                                     (8,765)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                     $ (17,258)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                         $ 80,823        $ 52,902

 Net decrease in net assets resulting from operations                                    (17,258)        (11,625)

Capital shares transactions
   Net premiums                                                                            6,413          24,817
   Transfers of policy loans                                                                 150              63
   Transfers of cost of insurance                                                         (6,179)         (7,779)
   Transfers of surrenders                                                                     -          (2,939)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                          (521)            (73)
   Interfund and net transfers (to) from general account                                 (17,402)         25,457
                                                                                   --------------  --------------

Net (decrease) increase in net assets from capital share transactions                    (17,539)         39,546
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                 (34,797)         27,921
                                                                                   --------------  --------------

Net assets at end of year                                                               $ 46,026     $    80,823
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     54

Midland National Life Insurance Company
Separate Account A
ProFunds VP Oil & Gas
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                               $ 2,233
     35,771 shares (cost $1,608,660)     $ 1,698,396       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                       2,233
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 1,698,396       Administrative expense                             25
                                       --------------
                                                           Mortality and expense risk                     13,229
                                                                                                   --------------

                                                                                                          13,254
                                                                                                   --------------

                                                        Net investment loss                              (11,021)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               126,153
                                                         Change in net unrealized depreciation on
                                                          investments                                   (129,710)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                     $ (14,578)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 1,441,372     $ 1,532,031

 Net (decrease) increase in net assets resulting from operations                         (14,578)        195,061

Capital shares transactions
   Net premiums                                                                          285,392         281,172
   Transfers of policy loans                                                               7,096           5,088
   Transfers of cost of insurance                                                       (104,952)        (91,883)
   Transfers of surrenders                                                               (96,575)        (33,654)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                       (25,951)         (5,125)
   Interfund and net transfers from (to) general account                                 206,592        (441,318)
                                                                                   --------------  --------------

Net increase (decrease) in net assets from capital share transactions                    271,602        (285,720)
                                                                                   --------------  --------------

 Total increase (decrease) in net assets                                                 257,024         (90,659)
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 1,698,396    $  1,441,372
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     55

Midland National Life Insurance Company
Separate Account A
ProFunds VP Small-Cap
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                   $ -
     24,047 shares (cost $650,049)         $ 629,555       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                           -
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 629,555       Administrative expense                             21
                                       --------------
                                                           Mortality and expense risk                      6,450
                                                                                                   --------------

                                                                                                           6,471
                                                                                                   --------------

                                                        Net investment loss                               (6,471)

                                                       Realized and change in unrealized losses
                                                       on investments
                                                         Net realized losses on investments             (289,887)
                                                         Change in net unrealized depreciation on
                                                          investments                                   (211,752)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (508,110)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 1,243,578       $ 221,592

 Net (decrease) increase in net assets resulting from operations                        (508,110)        189,640

Capital shares transactions
   Net premiums                                                                          220,627         111,201
   Transfers of policy loans                                                               5,589           1,018
   Transfers of cost of insurance                                                        (67,312)        (46,645)
   Transfers of surrenders                                                               (17,746)        (31,975)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                        (7,834)         (6,435)
   Interfund and net transfers (to) from general account                                (239,237)        805,182
                                                                                   --------------  --------------

Net (decrease) increase in net assets from capital share transactions                   (105,913)        832,346
                                                                                   --------------  --------------

 Total (decrease) increase in net assets                                                (614,023)      1,021,986
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 629,555    $  1,243,578
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     56

Midland National Life Insurance Company
Separate Account A
ProFunds VP Ultra Mid-Cap
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                                   $ -
     26,501 shares (cost $651,661)         $ 628,858       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                           -
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 628,858       Administrative expense                             10
                                       --------------
                                                           Mortality and expense risk                      5,339
                                                                                                   --------------

                                                                                                           5,349
                                                                                                   --------------

                                                        Net investment loss                               (5,349)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                44,404
                                                         Change in net unrealized depreciation on
                                                          investments                                   (147,448)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (108,393)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 618,076       $ 172,244

 Net (decrease) increase in net assets resulting from operations                        (108,393)        135,788

Capital shares transactions
   Net premiums                                                                           99,106          17,707
   Transfers of policy loans                                                               2,441            (642)
   Transfers of cost of insurance                                                        (49,870)        (35,644)
   Transfers of surrenders                                                                (4,569)        (10,123)
   Transfers of death benefits                                                                 -          (3,547)
   Transfers of other terminations                                                       (14,621)         (4,321)
   Interfund and net transfers from general account                                       86,688         346,614
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                               119,175         310,044
                                                                                   --------------  --------------

 Total increase in net assets                                                             10,782         445,832
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 628,858     $   618,076
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     57

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Balanced
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 15,235
     34,946 shares (cost $595,886)         $ 660,479       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      15,235
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 660,479       Administrative expense                             10
                                       --------------
                                                           Mortality and expense risk                      3,200
                                                                                                   --------------

                                                                                                           3,210
                                                                                                   --------------

                                                        Net investment income                             12,025

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                 9,567
                                                         Change in net unrealized depreciation on
                                                          investments                                     (3,496)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                      $ 18,096
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 506,439       $ 408,802

 Net increase in net assets resulting from operations                                     18,096          47,818

Capital shares transactions
   Net premiums                                                                           42,402          50,523
   Transfers of policy loans                                                                 994              79
   Transfers of cost of insurance                                                        (32,818)        (26,024)
   Transfers of surrenders                                                                (7,103)        (21,560)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                        (1,187)         (7,394)
   Interfund and net transfers from general account                                      133,656          54,195
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                               135,944          49,819
                                                                                   --------------  --------------

 Total increase in net assets                                                            154,040          97,637
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 660,479     $   506,439
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     58

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Total Bond Market Index
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                               $ 7,769
     43,560 shares (cost $530,347)         $ 541,451       Capital gains distributions                     2,110
                                                                                                   --------------

Liabilities                                        -                                                       9,879
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 541,451       Administrative expense                             26
                                       --------------
                                                           Mortality and expense risk                      1,457
                                                                                                   --------------
                                                                                                           1,483
                                                                                                   --------------

                                                        Net investment income                              8,396

                                                       Realized and change in unrealized gains
                                                       on investments
                                                         Net realized gains on investments                 2,747
                                                         Change in net unrealized appreciation on
                                                          investments                                      8,049
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                      $ 19,192
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 192,136       $ 145,893

 Net increase in net assets resulting from operations                                     19,192           7,671

Capital shares transactions
   Net premiums                                                                           70,026          55,371
   Transfers of policy loans                                                               1,940            (238)
   Transfers of cost of insurance                                                        (20,798)        (14,338)
   Transfers of surrenders                                                                (3,395)         (3,441)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                        (2,452)              -
   Interfund and net transfers from general account                                      284,802           1,218
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                               330,123          38,572
                                                                                   --------------  --------------

 Total increase in net assets                                                            349,315          46,243
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 541,451     $   192,136
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     59

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds High Yield Bond
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 19,315
     41,432 shares (cost $298,997)         $ 319,854       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      19,315
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 319,854       Administrative expense                             42
                                       --------------
                                                           Mortality and expense risk                      1,756
                                                                                                   --------------

                                                                                                           1,798
                                                                                                   --------------

                                                        Net investment income                             17,517

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                 5,285
                                                         Change in net unrealized depreciation on
                                                          investments                                     (5,606)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                      $ 17,196
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 263,774       $ 233,944

 Net increase in net assets resulting from operations                                     17,196          24,331

Capital shares transactions
   Net premiums                                                                           51,442          33,041
   Transfers of policy loans                                                                 941             569
   Transfers of cost of insurance                                                        (19,603)        (17,521)
   Transfers of surrenders                                                                (2,957)              -
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                        (6,868)            (37)
   Interfund and net transfers from (to) general account                                  15,929         (10,553)
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                                38,884           5,499
                                                                                   --------------  --------------

 Total increase in net assets                                                             56,080          29,830
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 319,854     $   263,774
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     60

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds International
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                             $ 124,873
     522,886 shares (cost $8,396,917)    $ 8,146,570       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                     124,873
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 8,146,570       Administrative expense                          1,612
                                       --------------
                                                           Mortality and expense risk                     49,756
                                                                                                   --------------

                                                                                                          51,368
                                                                                                   --------------

                                                        Net investment income                             73,505

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               348,455
                                                         Change in net unrealized depreciation on
                                                          investments                                 (1,744,828)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                  $ (1,322,868)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 7,609,345     $ 3,339,477

 Net (decrease) increase in net assets resulting from operations                      (1,322,868)      1,026,162

Capital shares transactions
   Net premiums                                                                        1,502,314         724,094
   Transfers of policy loans                                                              48,854          (9,362)
   Transfers of cost of insurance                                                       (538,414)       (338,628)
   Transfers of surrenders                                                              (358,106)       (184,380)
   Transfers of death benefits                                                                 -          (9,324)
   Transfers of other terminations                                                       (57,192)        (45,109)
   Interfund and net transfers from general account                                    1,262,637       3,106,415
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                             1,860,093       3,243,706
                                                                                   --------------  --------------

 Total increase in net assets                                                            537,225       4,269,868
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 8,146,570    $  7,609,345
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     61

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Mid-Cap Index
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 57,507
     444,671 shares (cost $5,829,403)    $ 6,443,284       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                      57,507
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 6,443,284       Administrative expense                            246
                                       --------------
                                                           Mortality and expense risk                     37,030
                                                                                                   --------------

                                                                                                          37,276
                                                                                                   --------------

                                                        Net investment income                             20,231

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               337,198
                                                         Change in net unrealized depreciation on
                                                          investments                                   (584,235)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                    $ (226,806)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 5,470,921     $ 1,933,730

 Net (decrease) increase in net assets resulting from operations                        (226,806)        980,703

Capital shares transactions
   Net premiums                                                                        1,114,875         488,121
   Transfers of policy loans                                                              30,386           6,143
   Transfers of cost of insurance                                                       (389,995)       (235,344)
   Transfers of surrenders                                                              (261,699)        (84,219)
   Transfers of death benefits                                                                 -          (7,489)
   Transfers of other terminations                                                       (40,799)        (36,123)
   Interfund and net transfers from general account                                      746,401       2,425,399
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                             1,199,169       2,556,488
                                                                                   --------------  --------------

 Total increase in net assets                                                            972,363       3,537,191
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 6,443,284    $  5,470,921
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     62

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds REIT Index
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 20,549
     132,579 shares (cost $1,378,978)    $ 1,445,112       Capital gains distributions                    14,439
                                                                                                   --------------

Liabilities                                        -                                                      34,988
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 1,445,112       Administrative expense                             44
                                       --------------
                                                           Mortality and expense risk                      9,350
                                                                                                   --------------

                                                                                                           9,394
                                                                                                   --------------

                                                        Net investment income                             25,594

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               174,054
                                                         Change in net unrealized depreciation on
                                                          investments                                   (116,152)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                      $ 83,496
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 1,135,310       $ 416,328

 Net increase in net assets resulting from operations                                     83,496         199,726

Capital shares transactions
   Net premiums                                                                          251,876         121,957
   Transfers of policy loans                                                             302,561         150,509
   Transfers of cost of insurance                                                        (80,444)        (47,971)
   Transfers of surrenders                                                                (5,102)        (35,228)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                        (5,456)           (788)
   Interfund and net transfers (to) from general account                                (237,129)        330,777
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                               226,306         519,256
                                                                                   --------------  --------------

 Total increase in net assets                                                            309,802         718,982
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 1,445,112    $  1,135,310
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     63

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Small Company Growth
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                               $ 8,063
     236,716 shares (cost $3,504,079)    $ 4,234,844       Capital gains distributions                         -
                                                                                                   --------------

Liabilities                                        -                                                       8,063
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 4,234,844       Administrative expense                            217
                                       --------------
                                                           Mortality and expense risk                     26,067
                                                                                                   --------------

                                                                                                          26,284
                                                                                                   --------------

                                                        Net investment loss                              (18,221)

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments               435,457
                                                         Change in net unrealized depreciation on
                                                          investments                                   (382,679)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                      $ 34,557
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                      $ 4,044,446     $ 2,176,091

 Net increase in net assets resulting from operations                                     34,557         863,302

Capital shares transactions
   Net premiums                                                                          732,899         437,305
   Transfers of policy loans                                                              20,609           5,089
   Transfers of cost of insurance                                                       (272,950)       (197,010)
   Transfers of surrenders                                                              (107,710)        (55,281)
   Transfers of death benefits                                                           (14,499)         (7,487)
   Transfers of other terminations                                                       (32,661)        (22,946)
   Interfund and net transfers (to) from general account                                (169,847)        845,383
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                               155,841       1,005,053
                                                                                   --------------  --------------

 Total increase in net assets                                                            190,398       1,868,355
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 4,234,844    $  4,044,446
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     64

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Short Term Investment Grade
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                              $ 27,107
     229,480 shares (cost $2,457,629)    $ 2,457,729       Capital gains distributions                     7,692
                                                                                                   --------------

Liabilities                                        -                                                      34,799
                                       --------------                                              --------------
                                                       Expenses:
Net assets                               $ 2,457,729       Administrative expense                              5
                                       --------------
                                                           Mortality and expense risk                     12,649
                                                                                                   --------------

                                                                                                          12,654
                                                                                                   --------------

                                                        Net investment income                             22,145

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                18,517
                                                         Change in net unrealized depreciation on
                                                          investments                                    (34,058)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                        operations                                       $ 6,604
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 842,532       $ 670,277

 Net increase in net assets resulting from operations                                      6,604          34,614

Capital shares transactions
   Net premiums                                                                           40,669          95,927
   Transfers of policy loans                                                              16,121          (1,542)
   Transfers of cost of insurance                                                        (64,792)        (40,713)
   Transfers of surrenders                                                               (15,497)        (38,678)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                      (700,284)         (1,900)
   Interfund and net transfers from general account                                    2,332,376         124,547
                                                                                   --------------  --------------

Net increase in net assets from capital share transactions                             1,608,593         137,641
                                                                                   --------------  --------------

 Total increase in net assets                                                          1,615,197         172,255
                                                                                   --------------  --------------

Net assets at end of year                                                            $ 2,457,729     $   842,532
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     65

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Total Stock Market Index
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2011                                        Year Ended December 31, 2011

Assets:                                                Investment income:
   Investment in Portfolio,                                Dividend income                               $ 5,403
     19,219 shares (cost $423,603)         $ 454,151       Capital gains distributions                    11,601
                                                                                                   --------------

Liabilities                                        -                                                      17,004
                                       --------------                                              --------------
                                                       Expenses:
Net assets                                 $ 454,151       Administrative expense                            134
                                       --------------
                                                           Mortality and expense risk                      2,317
                                                                                                   --------------

                                                                                                           2,451
                                                                                                   --------------

                                                        Net investment income                             14,553

                                                       Realized and change in unrealized gains
                                                       (losses) on investments
                                                         Net realized gains on investments                19,820
                                                         Change in net unrealized depreciation on
                                                          investments                                    (35,623)
                                                                                                   --------------

                                                        Net decrease in net assets resulting from
                                                        operations                                      $ (1,250)
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
       Years Ended December 31, 2011 and 2010

                                                                                       2011            2010

Net assets at beginning of year                                                        $ 368,603       $ 412,374

 Net (decrease) increase in net assets resulting from operations                          (1,250)         48,587

Capital shares transactions
   Net premiums                                                                           81,712          41,189
   Transfers of policy loans                                                               3,679           2,034
   Transfers of cost of insurance                                                        (40,390)        (38,379)
   Transfers of surrenders                                                                     -             (77)
   Transfers of death benefits                                                                 -               -
   Transfers of other terminations                                                        (1,602)         (2,748)
   Interfund and net transfers from (to) general account                                  43,399         (94,377)
                                                                                   --------------  --------------

Net increase (decrease) in net assets from capital share transactions                     86,798         (92,358)
                                                                                   --------------  --------------

 Total increase (decrease) in net assets                                                  85,548         (43,771)
                                                                                   --------------  --------------

Net assets at end of year                                                              $ 454,151     $   368,603
                                                                                   --------------  --------------

           The accompanying notes are an integral part of these financial statements

                                                     66

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements
------------------------------------------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account A ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company
        Act of 1940 as amended, is a segregated investment account of Midland
        National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa insurance laws. The assets and liabilities of the
        Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund variable universal life insurance policies of the Company. The
        Separate Account consists of twelve insurance products, each with different characteristics. The dates in which products were introduced result in different product groups. Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity
        Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance
        Products Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund
        III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"),
        MFS Variable Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc.
        ("LAC"), Alger Fund ("FAM"), Invesco Variable Insurance Funds ("INV"),
        Van Eck Worldwide Insurance Trust ("Van Eck"), PIMCO Variable Insurance
        Trust ("PIMCO"), Goldman Sachs Variable Insurance Trust ("Goldman"),
        Neuberger Berman Advisors Management Trust ("Neuberger"), Premier VIT
        ("Premier"), ProFunds VP ("PF") and Vanguard Variable Insurance Funds
        ("Vanguard"), (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of
        1940, as directed by participants. All portfolios have been in existence for more than two years.

        Effective July 17, 2009, the PIMCO Stocks Plus Growth and Income Fund
        was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the PIMCO Variable Insurance Trust. All
        policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective November 20, 2009, the PIMCO Small Cap Stocks Plus Total
        Return Fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the PIMCO Variable Insurance Trust.
        All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 8, 2009, the Van Eck Worldwide Real Estate Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Van Eck Worldwide Insurance Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective January 6, 2010, the Goldman Growth & Income Fund was renamed the Goldman Large Cap Value Fund.

        Effective April 16, 2010, the Premier VIT NACM Small Cap Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Premier VIT. All policyowners were given the opportunity to transfer any values in this fund to any other option(s)
        of their choice without incurring a transfer charge. Transfer or premium payments not redirected by March 11, 2010 were transferred to the
        Fidelity VIPF Money Market Portfolio.

        Effective May 1, 2010, several funds had name changes. The LAC American
        Value Portfolio was renamed the LAC Capital Structure Portfolio, the LAC
        International Portfolio was renamed the LAC International Opportunities
        Portfolio, and the Van Eck Worldwide Hard Assets Fund was renamed the
        Van Eck Global Hard Assets Fund.

        Effective May 1, 2010, the AIM Variable Insurance Funds were renamed the
        Invesco Variable Insurance Funds and the Alger American Funds were renamed the Alger Funds.

        Effective May 2, 2011, the INV Financial Services Fund was renamed the
        INV Dividend Growth Fund.

        Investments in shares of the Funds are valued at the net asset values
        (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.

        Current accounting standards define fair value as an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        The Company does not hold any Level 2 securities in the Separate
        Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.

       In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

       At December 31, 2011, the Company's investments were classified as follows:

                                        Quoted prices      Significant
                                          in active           other           Significant
                                         markets for        observable        unobservable
                                      identical assets        inputs             inputs
                                          (Level 1)         (Level 2)          (Level 3)            Total
Assets
Mutual funds                           $ 439,194,440           $ -                $ -         $ 439,194,440

        It is the Company's policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels for the year ended December 31, 2011.

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable life policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

        Use of Estimates
        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Subsequent Events
        The Company evaluated subsequent events through April 24, 2012, the date the financial statements were available to be issued. There were no subsequent event transactions that required disclosure in the financial statements.

2.      Expenses and Related Party Transactions

        The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account's prospectus.

       o      A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the
              Separate Account.

       o      A mortality and expense risk fee is charged in return for the
              Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

       o      A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

       o      A sales and premium tax charge is deducted from each premium payment made prior to deposit into the Separate Account. Total deductions from gross contract premiums received by the Company were $2,865,990 and $3,283,360 in 2011 and 2010, respectively.

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2011 and 2010, were as follows:

                                                      2011                           2010
                                            -----------------------------  ------------------------------
Portfolio                                    Purchases         Sales         Purchases         Sales

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                   $ 45,310,839    $ 45,953,826    $ 14,348,227    $ 15,243,258
   High Income Portfolio                       1,931,034       1,575,289       1,688,965       3,608,039
   Equity-Income Portfolio                     2,557,755       4,253,682       1,778,222       3,653,108
   Growth Portfolio                           30,355,911      37,656,146      40,206,453      43,163,817
   Overseas Portfolio                          8,298,842       8,557,209       8,974,744      11,151,743
   Mid Cap Portfolio                           5,279,115       7,443,358      10,259,146      11,896,275
   Freedom Income Portfolio                        8,629          63,246          72,061          20,808
   Freedom 2010 Portfolio                            846           9,249          11,493          51,717
   Freedom 2015 Portfolio                         16,280          15,837          21,791             442
   Freedom 2020 Portfolio                        102,740          13,431          44,649          14,658
   Freedom 2025 Portfolio                         16,336          10,461          21,975           7,463
   Freedom 2030 Portfolio                         63,914          44,025          31,256          10,681
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                     1,147,224       1,519,490       1,672,813       2,450,371
   Investment Grade Bond Portfolio             2,837,367       2,673,261       4,260,830       4,651,967
   Index 500 Portfolio                         7,390,590       9,043,697      14,504,946      17,075,453
   Contrafund Portfolio                        4,611,317       8,502,171       5,356,231       9,237,777
   Asset Manager: Growth Portfolio               952,652       1,019,327       1,073,103       1,587,834
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                          1,193,510       1,539,346       1,449,326       2,041,409
   Growth & Income Portfolio                   1,054,137       1,442,562       1,501,054       2,216,601
   Growth Opportunities Portfolio                649,913       1,384,224       1,112,413       1,704,426
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                 570,143         740,006         861,939       1,028,401
   Capital Appreciation Fund                   9,528,328      12,732,080      18,541,361      16,540,135
   International Fund                          1,741,419       3,254,912       2,742,934       5,029,353
   Value Fund                                  9,701,042      11,494,624       8,490,511       3,230,133
   Income & Growth Fund                          341,806         512,598         915,330       1,035,787
MFS Variable Insurance Trust
   Growth Series                               2,777,373       2,988,320       5,343,525       8,078,611
   Investors Trust Series                        441,029         527,549         920,155       1,183,942
   New Discovery Series                       10,681,120      13,771,930      13,193,563      10,657,624
   Research Series                             1,065,875       1,325,456         980,314       1,464,054
   Total Return Series                           132,995         108,288          98,924          31,683
   Utilities Series                            1,615,437       1,451,327       1,470,033       1,461,646
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio                 2,024,862       2,779,363       2,102,968       2,842,112
   Mid-Cap Value Portfolio                     2,065,979       3,320,463       1,645,796       3,477,981
   International Opportunities Portfolio       1,061,568       1,389,647       1,454,274       1,895,239
   Capital Structure Portfolio                    22,777          23,898          50,066          65,719
Alger Fund
   Large Cap Growth Portfolio                  1,867,787       2,657,206       1,895,020       3,964,501
   Mid Cap Growth Portfolio                    1,747,572       2,096,507       1,489,781       2,211,150
   Capital Appreciation Portfolio              5,718,867       6,263,997       2,823,667       3,484,339
   Small Cap Growth Portfolio                    587,089       1,154,750       1,398,372       2,103,367
Invesco Variable Insurance Funds
   Dividend Growth Fund                          204,973         122,213         304,219         361,258
   Global Health Care Fund                       503,980         441,365         445,501         385,218
   International Growth Fund                   1,355,608       1,148,368       1,923,338       1,764,576
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                     7,007,132       7,006,568       4,949,940       4,943,903
PIMCO Variable Insurance Trust
   Total Return Portfolio                     19,871,022      16,326,039      24,335,948      27,038,432
   Low Duration Portfolio                        120,413          92,932         166,898         173,548
   High Yield Portfolio                       20,269,977      14,221,339      12,273,152      12,179,238
   Real Return Portfolio                       2,744,381       2,630,694       2,927,083       2,975,205
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund            1,353,833       1,151,028       1,064,533       1,517,676
   Large Cap Value Fund                          901,863       1,293,451       1,696,722       2,426,600
Neuberger Berman Advisors
Management Trust
   Regency Portfolio                             209,461         269,565         489,983         420,304
Premier VIT
   NACM Small Cap Portfolio                            -               -          47,450         408,942
Profunds VP
   Japan                                          46,079          63,971         243,013         203,956
   Oil & Gas                                   1,058,249         778,580       1,106,109       1,415,832
   Small-Cap                                   3,885,219       3,955,609       1,693,430         907,054
   Ultra Mid-Cap                               1,246,980       1,110,695       1,168,135         883,651
Vanguard Variable Insurance Funds
   Balanced                                      231,141          83,172         146,516          85,405
   Total Bond Market Index                       484,651         146,132         128,841          85,264
   High Yield Bond                               195,250         130,780         180,865         171,527
   International                               3,782,046       1,646,645       5,403,689       2,336,898
   Mid-Cap Index                               3,821,113       2,435,094       4,443,379       2,053,583
   REIT Index                                  1,238,262         953,803       1,498,185         998,539
   Small Company Growth                        1,757,027       1,541,428       2,262,837       1,346,662
   Short Term Investment Grade                 1,976,884         346,146         599,161         447,104
   Total Stock Market Index                      209,830         108,478         241,587         319,613
                                            -------------   -------------  --------------   -------------
                                            $241,947,393    $ 259,316,853  $ 244,548,745    $ 265,423,612
                                            -------------   -------------  --------------   -------------

4.       Summary of Changes from Unit Transactions

         Transactions in units for the years ended December 31, 2011 and 2010, were as follows:

                                                             2011                                     2010
                                           ---------------------------------------  --------------------------------------
                                                                     Net Increase/                            Net Increase/
Portfolio                                   Purchases      Sales      (Decrease)    Purchases       Sales     (Decrease)

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                    3,713,302    3,732,499       (19,197)   1,420,182     1,464,573      (44,391)
   High Income Portfolio                       122,924      126,107        (3,183)     139,864       298,799     (158,935)
   Equity-Income Portfolio                     302,333      338,808       (36,475)     222,380       311,263      (88,883)
   Growth Portfolio                          1,185,202    1,616,256      (431,054)   3,976,593     4,015,309      (38,716)
   Overseas Portfolio                          810,682      832,975       (22,293)     967,631     1,069,887     (102,256)
   Mid Cap Portfolio                           504,474      486,421        18,053      798,632       779,972       18,660
   Freedom Income Portfolio                        859        5,823        (4,964)       6,691         2,201        4,490
   Freedom 2010 Portfolio                           76          863          (787)       1,357         5,667       (4,310)
   Freedom 2015 Portfolio                        1,563        1,534            29        2,298            44        2,254
   Freedom 2020 Portfolio                       10,194        1,378         8,816        5,499         2,284        3,215
   Freedom 2025 Portfolio                        1,797        1,226           571        3,379         1,733        1,646
   Freedom 2030 Portfolio                        6,430        4,668         1,762        4,316         2,248        2,068
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                      65,504       84,988       (19,484)      60,881        86,158      (25,277)
   Investment Grade Bond Portfolio             197,521      194,099         3,422      226,540       257,762      (31,222)
   Index 500 Portfolio                       1,060,844    1,144,286       (83,442)   1,597,609     1,734,052     (136,443)
   Contrafund Portfolio                        647,258      652,350        (5,092)     790,049       777,851       12,198
   Asset Manager: Growth Portfolio              67,227       77,450       (10,223)      74,284        89,525      (15,241)
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                           96,895      110,291       (13,396)      75,550        99,142      (23,592)
   Growth & Income Portfolio                   157,806      168,159       (10,353)     194,225       213,349      (19,124)
   Growth Opportunities Portfolio              146,650      210,813       (64,163)     235,628       278,093      (42,465)
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                62,690       61,629         1,061       45,675        51,542       (5,867)
   Capital Appreciation Fund                   598,231      741,823      (143,592)   1,028,160       821,273      206,887
   International Fund                          340,984      402,475       (61,491)     493,477       585,979      (92,502)
   Value Fund                                  818,588      808,840         9,748      658,228       324,133      334,095
   Income & Growth Fund                         43,755       53,813       (10,058)      63,427        65,660       (2,233)
MFS Variable Insurance Trust
   Growth Series                               488,825      462,535        26,290      795,373       873,695      (78,322)
   Investors Trust Series                       39,613       50,059       (10,446)      36,662        47,637      (10,975)
   New Discovery Series                        501,423      620,942      (119,519)     949,749       784,986      164,763
   Research Series                             128,447      124,281         4,166      102,996       127,804      (24,808)
   Total Return Series                          13,150       11,492         1,658       17,827        10,669        7,158
   Utilities Series                            148,832      143,717         5,115      152,134       152,455         (321)
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio                 287,705      252,031        35,674      187,905       205,721      (17,816)
   Mid-Cap Value Portfolio                     267,028      222,494        44,534      184,340       233,944      (49,604)
   International Opportunities Portfolio       100,082      121,133       (21,051)     151,512       180,754      (29,242)
   Capital Structure Portfolio                   1,676        2,120          (444)       7,301         9,433       (2,132)
Alger Fund
   Large Cap Growth Portfolio                  355,321      483,831      (128,510)     382,565       657,170     (274,605)
   Mid Cap Growth Portfolio                    265,924      265,484           440      197,229       251,542      (54,313)
   Capital Appreciation Portfolio              668,092      731,805       (63,713)     398,252       480,204      (81,952)
   Small Cap Growth Portfolio                  107,559      155,744       (48,185)     105,028       178,098      (73,070)
Invesco Variable Insurance Funds
   Dividend Growth Fund                         40,991       26,277        14,714       69,285        79,529      (10,244)
   Global Health Care Fund                      46,793       39,035         7,758       52,931        45,341        7,590
   International Growth Fund                   252,846      245,869         6,977      316,787       296,000       20,787
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                     451,035      350,113       100,922      337,928       233,026      104,902
PIMCO Variable Insurance Trust
   Total Return Portfolio                    1,612,151    1,436,890       175,261    2,170,613     2,339,229     (168,616)
   Low Duration Portfolio                        8,441        8,116           325       10,747        13,724       (2,977)
   High Yield Portfolio                      1,294,387      955,844       338,543    1,146,540     1,133,975       12,565
   Real Return Portfolio                       181,376      189,630        (8,254)     131,543       140,115       (8,572)
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund            197,981      189,067         8,914      152,723       214,637      (61,914)
   Large Cap Value Fund                        185,755      241,373       (55,618)     288,857       399,228     (110,371)
Neuberger Berman Advisors Management Trust
   Regency Portfolio                             3,124       11,369        (8,245)      24,894        14,292       10,602
Premier VIT
   NACM Small Cap Portfolio                          -            -             -        6,620        52,147      (45,527)
Profunds VP
   Japan                                         9,509       14,273        (4,764)      50,446        44,335        6,111
   Oil & Gas                                   127,856       99,085        28,771      115,625       139,432      (23,807)
   Small-Cap                                   429,129      498,008       (68,879)     164,034        54,395      109,639
   Ultra Mid-Cap                               206,639      191,254        15,385      238,952       186,357       52,595
Vanguard Variable Insurance Funds
   Balanced                                     21,522        8,686        12,836       16,087        10,804        5,283
   Total Bond Market Index                      40,635       13,373        27,262       13,353        10,169        3,184
   High Yield Bond                              11,695        8,580         3,115       12,898        12,641          257
   International                               571,870      365,759       206,111      700,355       281,595      418,760
   Mid-Cap Index                               381,478      270,251       111,227      477,235       177,547      299,688
   REIT Index                                  108,454       86,919        21,535      138,055        74,863       63,192
   Small Company Growth                        188,785      175,370        13,415      261,835       162,855       98,980
   Short Term Investment Grade                 247,934      106,030       141,904       71,458        58,901       12,557
   Total Stock Market Index                     21,080       12,498         8,582       28,650        40,279      (11,629)
                                           ------------ ------------ -------------  -----------  ------------ ------------
                                            20,978,932   21,050,911       (71,979)  23,759,879    23,748,027       11,852
                                           ------------ ------------ -------------  -----------  ------------ ------------

5.       Financial Highlights

         The Company sells a number of variable life insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

         The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                        December 31                                      Year Ended December 31
                               ----------------------------------------------  ---------------------------------------------
                                                 Unit Fair Value              Investment  Expense Ratio     Total Return
                                                   Lowest to                    Income      Lowest to         Lowest to
                                      Units         Highest       Net Assets    Ratio*      Highest**        Highest***
                               -------------     ---------------  -----------  --------  ---------------- ------------------
Net assets represented by

   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
        2011                        701,100      $10.26 to 20.18  $9,133,394     0.15%   0.50% to 1.40%    -1.28% to 0.11%
        2010                        720,297      10.25 to 20.39   $9,776,381     0.23%   0.50% to 1.40%    -1.20% to 0.18%
        2009                        764,688      10.23 to 20.58   $10,671,412    0.79%   0.50% to 1.40%    -0.63% to 0.73%
        2008                        872,271      10.16 to 20.66   $12,223,756    3.23%   0.50% to 1.40%    1.56% to 2.55%
        2007                        611,309      10.90 to 20.27   $8,561,964     4.56%   0.50% to 1.40%    3.81% to 4.66%

    High Income Portfolio
        2011                        405,152      12.61 to 37.49   $6,848,110     6.99%   0.50% to 1.40%    3.15% to 4.61%
        2010                        408,335      12.05 to 36.24   $6,812,291     8.94%   0.50% to 1.40%   12.25% to 13.82%
        2009                        567,270      10.59 to 32.19   $8,222,313     9.08%   0.50% to 1.40%   42.02% to 44.03%
        2008                        438,603      7.35 to 22.61    $4,685,116     9.38%   0.50% to 1.40%   -26.05% to -25.40%
        2007                        447,890      11.14 to 30.48   $6,608,023     8.43%   0.50% to 1.40%    1.42% to 2.30%

    Equity-Income Portfolio
        2011                        992,414      8.70 to 55.31    $16,930,511    2.46%   0.50% to 1.40%    1.16% to 2.59%
        2010                      1,028,889      8.50 to 54.52    $18,882,001    1.84%   0.50% to 1.40%   13.56% to 15.15%
        2009                      1,117,772      7.40 to 47.88    $18,521,629    2.14%   0.50% to 1.40%   28.39% to 30.16%
        2008                      1,219,709      6.00 to 37.18    $16,111,614    2.48%   0.50% to 1.40%   -43.43% to -42.94%
        2007                      1,281,663      13.54 to 65.55   $32,008,838    1.83%   0.50% to 1.40%    0.15% to 1.05%

    Growth Portfolio
        2011                      2,401,083      8.12 to 57.13    $29,771,838    0.34%   0.50% to 1.40%    0.04% to 1.45%
        2010                      2,832,137      8.04 to 56.94    $37,826,693    0.37%   0.50% to 1.40%   22.46% to 24.17%
        2009                      2,870,853      6.51 to 46.37    $33,957,851    0.44%   0.50% to 1.40%   26.57% to 28.34%
        2008                      2,400,150      5.10 to 36.54    $25,918,250    0.82%   0.50% to 1.40%   -47.94% to -47.42%
        2007                      2,360,643      9.70 to 69.94    $55,020,668    0.82%   0.50% to 1.40%   25.26% to 26.30%

    Overseas Portfolio
        2011                        836,852      6.73 to 28.08    $9,657,305     1.44%   0.50% to 1.40%   -15.68% to -14.49%
        2010                        859,145      7.89 to 33.21    $12,560,848    1.40%   0.50% to 1.40%   11.55% to 13.11%
        2009                        961,401      7.00 to 29.69    $13,269,182    2.13%   0.50% to 1.40%   24.81% to 26.48%
        2008                        930,713      5.75 to 23.72    $10,762,909    2.71%   0.50% to 1.40%   -44.60% to -44.05%
        2007                        943,109      13.12 to 42.68   $20,501,977    3.38%   0.50% to 1.40%   15.75% to 16.73%

    Mid Cap Portfolio
        2011                      1,097,246      9.83 to 22.00    $18,737,788    0.25%   0.50% to 1.40%   -10.77% to -9.51%
        2010                      1,079,193      10.89 to 24.58   $23,289,689    0.40%   0.50% to 1.40%   27.06% to 28.83%
        2009                      1,060,533      8.47 to 19.29    $19,183,312    0.69%   0.50% to 1.40%   38.19% to 40.07%
        2008                      1,058,412      6.19 to 13.93    $13,975,665    0.47%   0.50% to 1.40%   -47.94% to -47.42%
        2007                      1,144,880      17.99 to 23.25   $25,085,489    0.93%   0.50% to 1.40%   14.08% to 15.00%

    Freedom Income Portolio
        2011                          3,618      10.72 to 11.28      $39,584     1.04%   0.50% to 1.40%    0.61% to 2.03%
        2010                          8,582      10.66 to 11.05      $94,023     3.08%   0.50% to 1.40%    6.01% to 7.49%
        2009                          4,092      10.06 to 10.28      $41,480     7.54%   0.50% to 1.40%   13.36% to 14.90%
        2008                          2,340       8.87 to 8.95       $20,820     0.00%   0.50% to 1.40%          n/a

    Freedom 2010 Portolio
        2011                             61      10.21 to 10.74         $651     0.29%   0.50% to 1.40%    -0.72% to 0.68%
        2010                            848      10.29 to 10.67       $8,850     4.03%   0.50% to 1.40%   11.39% to 12.95%
        2009                          5,158       9.23 to 9.44       $48,016       n/a   0.50% to 1.40%   22.48% to 24.27%
        2008                              -       7.54 to 7.60            $0       n/a   0.50% to 1.40%          n/a

    Freedom 2015 Portolio
        2011                          2,304      10.07 to 10.59      $23,395     2.13%   0.50% to 1.40%    -0.70% to 0.70%
        2010                          2,275      10.15 to 10.52      $23,379     4.09%   0.50% to 1.40%   11.53% to 13.09%
        2009                             21       9.08 to 9.30          $192     4.61%   0.50% to 1.40%   23.60% to 25.21%
        2008                             17       7.36 to 7.43          $129     7.32%   0.50% to 1.40%          n/a

    Freedom 2020 Portolio
        2011                         14,870      9.71 to 10.21      $146,264     3.11%   0.50% to 1.40%    -1.26% to 0.13%
        2010                          6,054      9.83 to 10.19       $60,917     3.91%   0.50% to 1.40%   12.91% to 14.49%
        2009                          2,839       8.64 to 8.90       $25,141     5.33%   0.50% to 1.40%   27.28% to 29.03%
        2008                            494       6.84 to 6.90        $3,412     6.40%   0.50% to 1.40%          n/a

    Freedom 2025 Portolio
        2011                          2,804      9.60 to 10.09       $27,311     2.32%   0.50% to 1.40%   -2.22% to -0.84%
        2010                          2,233      9.81 to 10.18       $22,273     3.56%   0.50% to 1.40%   14.19% to 15.79%
        2009                            587       8.51 to 8.79        $5,088     3.92%   0.50% to 1.40%   28.26% to 30.01%
        2008                            382       6.70 to 6.76        $2,567     6.76%   0.50% to 1.40%          n/a

    Freedom 2030 Portolio
        2011                         14,449       9.19 to 9.66      $135,254     2.27%   0.50% to 1.40%   -2.57% to -1.19%
        2010                         12,687       9.39 to 9.78      $122,196     2.88%   0.50% to 1.40%   14.48% to 16.08%
        2009                         10,619       8.11 to 8.42       $88,558     2.79%   0.50% to 1.40%   29.88% to 31.58%
        2008                          5,638       6.34 to 6.40       $35,917     6.26%   0.50% to 1.40%          n/a

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
        2011                        247,588      10.09 to 37.51   $5,244,325     1.95%   0.50% to 1.40%   -3.01% to -1.64%
        2010                        267,072      10.26 to 38.56   $6,070,088     1.77%   0.50% to 1.40%   12.69% to 14.26%
        2009                        292,349      8.98 to 34.12    $6,012,210     2.31%   0.50% to 1.40%   27.40% to 29.15%
        2008                        318,417      6.95 to 26.72    $5,177,690     2.69%   0.50% to 1.40%   -29.73% to -29.01%
        2007                        336,568      12.78 to 37.91   $8,164,214     6.07%   0.50% to 1.40%   13.90% to 14.89%

    Investment Grade Bond Portfolio
        2011                        640,454      12.78 to 31.39   $12,455,377    3.29%   0.50% to 1.40%    5.76% to 7.25%
        2010                        637,032      11.95 to 29.60   $12,144,534    3.75%   0.50% to 1.40%    6.32% to 7.80%
        2009                        668,254      11.11 to 27.76   $12,176,825    8.80%   0.50% to 1.40%   14.18% to 15.73%
        2008                        672,783      9.61 to 24.26    $10,967,654    4.32%   0.50% to 1.40%   -4.62% to -3.77%
        2007                        607,181      11.04 to 25.35   $10,502,350    4.11%   0.50% to 1.40%    2.89% to 3.85%

    Index 500 Portfolio
        2011                      3,727,637      9.40 to 32.79    $46,356,991    1.95%   0.50% to 1.40%    2.17% to 3.62%
        2010                      3,811,079      9.09 to 32.00    $49,052,799    2.03%   0.50% to 1.40%   13.44% to 15.02%
        2009                      3,947,522      7.93 to 28.13    $46,832,407    2.44%   0.50% to 1.40%   24.80% to 26.64%
        2008                      3,798,556      6.58 to 22.47    $39,209,782    2.27%   0.50% to 1.40%   -37.84% to -37.34%
        2007                      3,626,120      10.82 to 36.06   $64,296,635    3.66%   0.50% to 1.40%    3.83% to 4.95%

    Contrafund Portfolio
        2011                      2,282,724      9.03 to 37.03    $36,666,399    1.00%   0.50% to 1.40%   -2.46% to -1.09%
        2010                      2,287,816      9.15 to 37.85    $41,857,031    1.29%   0.50% to 1.40%   15.60% to 17.22%
        2009                      2,275,618      7.83 to 32.65    $39,962,919    1.34%   0.50% to 1.40%   33.87% to 35.68%
        2008                      2,208,028      6.08 to 24.33    $32,023,672    1.01%   0.50% to 1.40%   -43.34% to -42.80%
        2007                      2,151,568      16.26 to 42.79   $59,938,983    0.96%   0.50% to 1.40%   16.03% to 16.98%

    Asset Manager: Growth Portfolio
        2011                        260,639      9.19 to 21.84    $3,172,814     1.68%   0.50% to 1.40%   -6.30% to -4.98%
        2010                        270,862      9.67 to 23.24    $3,689,322     1.24%   0.50% to 1.40%   14.74% to 16.34%
        2009                        286,103      8.31 to 20.20    $3,544,365     1.50%   0.50% to 1.40%   31.05% to 32.98%
        2008                        302,654      6.25 to 15.37    $2,993,258     1.98%   0.50% to 1.40%   -36.69% to -36.15%
        2007                        308,124      11.37 to 24.21   $5,291,927     4.22%   0.50% to 1.40%   16.12% to 18.31%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
        2011                        259,218      10.48 to 17.58   $3,679,148     1.64%   0.50% to 1.40%   -3.53% to -2.16%
        2010                        272,614      10.74 to 18.17   $4,408,027     1.85%   0.50% to 1.40%   16.44% to 18.07%
        2009                        296,206      9.12 to 15.56    $4,224,742     1.87%   0.50% to 1.40%   36.73% to 38.63%
        2008                        299,149      6.69 to 11.35    $3,200,918     1.85%   0.50% to 1.40%   -34.90% to -34.29%
        2007                        299,672      12.95 to 17.38   $5,041,173     3.38%   0.50% to 1.40%    7.56% to 8.46%

    Growth & Income Portfolio
        2011                        573,137      8.78 to 17.35    $6,860,702     1.78%   0.50% to 1.40%    2.02% to 3.46%
        2010                        583,490      8.51 to 16.96    $7,268,300     0.73%   0.50% to 1.40%   13.29% to 14.87%
        2009                        602,614      7.42 to 14.93    $7,092,988     1.07%   0.50% to 1.40%   25.39% to 27.30%
        2008                        577,902      6.14 to 11.87    $5,926,268     1.23%   0.50% to 1.40%   -42.46% to -41.98%
        2007                        581,880      12.60 to 20.58   $11,350,680    1.88%   0.50% to 1.40%   10.58% to 11.50%

    Growth Opportunities Portfolio
        2011                        705,959      8.48 to 12.59    $6,310,384     0.16%   0.50% to 1.40%    2.25% to 3.69%
        2010                        770,122      8.20 to 12.27    $6,883,229     0.23%   0.50% to 1.40%   22.03% to 23.74%
        2009                        812,587      6.64 to 10.03    $6,139,897     0.47%   0.50% to 1.40%   43.94% to 45.74%
        2008                        771,805       4.70 to 6.95    $4,465,907     0.43%   0.50% to 1.40%   -55.68% to -55.20%
        2007                        736,093      10.49 to 15.63   $10,781,475    0.00%   0.50% to 1.40%   21.18% to 22.55%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2011                        167,671      10.84 to 18.34   $2,541,169     1.91%   0.50% to 1.40%    4.66% to 5.87%
        2010                        166,610      10.23 to 17.43   $2,625,017     1.82%   0.50% to 1.40%   10.10% to 11.36%
        2009                        172,477      9.19 to 15.76    $2,560,358     5.19%   0.50% to 1.40%   13.86% to 15.42%
        2008                        199,113      8.09 to 13.80    $2,644,260     2.64%   0.50% to 1.40%   -21.39% to -20.68%
        2007                        211,556      12.48 to 17.52   $3,636,481     2.12%   0.50% to 1.40%    3.48% to 4.37%

    Capital Appreciation Fund
        2011                        394,175      9.29 to 23.96    $5,713,175     0.00%   0.50% to 1.40%   -6.90% to -5.59%
        2010                        537,767      9.86 to 25.66    $10,155,713    0.00%   0.50% to 1.40%   29.48% to 31.29%
        2009                        330,880      7.53 to 19.76    $5,417,524     0.80%   0.50% to 1.40%   35.13% to 37.13%
        2008                        337,485      5.71 to 14.58    $4,287,827     0.00%   0.50% to 1.40%   -46.91% to -46.17%
        2007                        353,644      16.05 to 27.39   $8,669,898     0.00%   0.50% to 1.40%   43.74% to 44.99%

    International Fund
        2011                      1,150,791      7.37 to 15.46    $12,200,488    1.46%   0.50% to 1.40%   -11.05% to -9.79%
        2010                      1,212,282      8.19 to 17.33    $15,560,307    2.58%   0.50% to 1.40%   11.73% to 13.29%
        2009                      1,304,784      7.25 to 15.47    $16,433,805    1.93%   0.50% to 1.40%   31.92% to 33.66%
        2008                      1,295,590      5.53 to 11.69    $13,140,038    0.85%   0.50% to 1.40%   -45.60% to -45.08%
        2007                      1,353,156      10.78 to 21.43   $26,670,007    0.65%   0.50% to 1.40%   16.45% to 17.43%

    Value Fund
        2011                      1,361,084      9.95 to 22.66    $23,843,287    1.74%   0.50% to 1.40%    1.15% to 2.58%
        2010                      1,351,336      9.72 to 22.34    $25,846,393    2.21%   0.50% to 1.40%   11.86% to 13.42%
        2009                      1,017,241      8.59 to 19.92    $18,477,916    5.26%   0.50% to 1.40%   18.17% to 19.80%
        2008                      1,002,237      7.54 to 16.80    $15,683,190    2.44%   0.50% to 1.40%   -27.74% to -27.13%
        2007                        977,442      12.33 to 23.20   $21,332,296    1.59%   0.50% to 1.40%   -6.45% to -5.61%

    Income & Growth Fund
        2011                        169,860      9.11 to 13.68    $1,843,450     1.56%   0.50% to 1.40%    3.17% to 4.36%
        2010                        179,918      8.73 to 13.19    $1,982,303     1.49%   0.50% to 1.40%   12.57% to 13.86%
        2009                        182,151      7.67 to 11.66    $1,884,723     4.47%   0.50% to 1.40%   16.42% to 18.03%
        2008                        181,676       6.88 to 9.96    $1,767,576     2.08%   0.50% to 1.40%   -35.45% to -34.89%
        2007                        200,375      11.35 to 15.37   $3,033,407     1.85%   0.50% to 1.40%   -1.45% to -0.61%

   MFS Variable Insurance Trust
    Growth Series
        2011                      1,288,951      7.03 to 14.78    $12,284,658    0.20%   0.50% to 1.40%    -0.35% to 1.06%
        2010                      1,262,661      6.99 to 14.76    $12,579,470    0.11%   0.50% to 1.40%   13.75% to 15.34%
        2009                      1,340,983      6.10 to 12.91    $13,641,268    0.23%   0.50% to 1.40%   35.76% to 37.71%
        2008                        893,304       4.45 to 9.46    $7,525,964     0.24%   0.50% to 1.40%   -38.29% to -37.76%
        2007                        924,603      7.15 to 15.26    $13,216,107    0.00%   0.50% to 1.40%   19.54% to 20.57%

    Investors Trust Series
        2011                        114,052      9.27 to 12.64    $1,194,365     0.96%   0.50% to 1.40%   -1.85% to -0.72%
        2010                        124,498      9.34 to 12.88    $1,421,881     1.33%   0.50% to 1.40%    9.56% to 10.82%
        2009                        135,473      8.43 to 11.75    $1,461,656     1.59%   0.50% to 1.40%   25.16% to 26.96%
        2008                        136,107       6.79 to 9.39    $1,223,835     0.86%   0.50% to 1.40%   -34.01% to -33.39%
        2007                        145,254      11.59 to 14.23   $1,980,718     0.84%   0.50% to 1.40%    8.79% to 9.75%

    New Discovery Series
        2011                        370,234      12.18 to 27.08   $6,108,354     0.00%   0.50% to 1.40%   -10.40% to -9.14%
        2010                        489,753      13.44 to 30.07   $10,670,420    0.00%   0.50% to 1.40%   34.46% to 36.34%
        2009                        324,990      9.88 to 22.25    $5,873,746     0.00%   0.50% to 1.40%   60.90% to 63.13%
        2008                        428,452      6.19 to 13.76    $5,411,177     0.00%   0.50% to 1.40%   -40.18% to -39.66%
        2007                        315,893      10.64 to 22.88   $6,841,325     0.00%   0.50% to 1.40%    1.14% to 2.01%

    Research Series
        2011                        305,358      9.69 to 14.02    $3,318,049     0.88%   0.50% to 1.40%    -0.37% to 1.03%
        2010                        301,192      9.62 to 14.00    $3,623,945     0.94%   0.50% to 1.40%   14.30% to 15.90%
        2009                        326,000      8.32 to 12.19    $3,637,241     1.37%   0.50% to 1.40%   28.73% to 30.51%
        2008                        351,987       6.57 to 9.42    $3,229,160     0.54%   0.50% to 1.40%   -36.97% to -36.39%
        2007                        392,975      10.58 to 14.87   $5,759,688     0.70%   0.50% to 1.40%   11.62% to 12.67%

    Total Return Series
        2011                         21,083      9.50 to 10.58      $208,576     2.70%   0.50% to 1.40%    1.33% to 2.76%
        2010                         19,425      9.37 to 10.30      $185,995     3.49%   0.50% to 1.40%    8.41% to 9.93%
        2009                         12,267       8.65 to 9.37      $107,239     4.10%   0.50% to 1.40%   16.39% to 17.97%
        2008                          7,283       7.43 to 7.94       $54,520     1.85%   0.50% to 1.40%   -23.16% to -22.53%
        2007                            614       9.67 to 9.72        $5,959     0.00%   0.50% to 1.40%   -3.30% to -2.80%

    Utilities Series
        2011                        295,813      9.95 to 10.50    $3,032,912     3.17%   0.50% to 1.40%    5.78% to 7.28%
        2010                        290,698       9.27 to 9.84    $2,822,225     4.04%   0.50% to 1.40%   12.24% to 13.81%
        2009                        291,019       8.15 to 8.69    $2,504,063     4.46%   0.50% to 1.40%   31.46% to 33.14%
        2008                        183,344       6.12 to 6.55    $1,194,358     1.55%   0.50% to 1.40%   -38.59% to -38.03%
        2007                         62,536      10.52 to 10.57     $659,438     0.00%   0.50% to 1.40%    5.20% to 5.70%

   Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio
        2011                        688,183      8.39 to 16.60    $8,712,909     0.72%   0.50% to 1.40%   -5.34% to -4.00%
        2010                        652,509      8.76 to 17.45    $10,117,340    0.56%   0.50% to 1.40%   15.79% to 17.41%
        2009                        670,325      7.48 to 15.00    $9,374,073     0.95%   0.50% to 1.40%   17.29% to 18.98%
        2008                        692,892      6.74 to 12.73    $8,396,938     1.51%   0.50% to 1.40%   -37.32% to -36.77%
        2007                        728,419      13.29 to 20.20   $14,240,492    1.25%   0.50% to 1.40%    2.00% to 2.95%

    Mid-Cap Value Portfolio
        2011                        606,339      9.28 to 24.87    $11,229,318    0.21%   0.50% to 1.40%   -3.74% to -2.38%
        2010                        561,805      9.53 to 25.60    $12,942,412    0.39%   0.50% to 1.40%   23.70% to 25.43%
        2009                        611,409      7.62 to 20.52    $12,081,813    0.46%   0.50% to 1.40%   24.88% to 26.71%
        2008                        675,933      6.42 to 16.28    $10,682,778    1.27%   0.50% to 1.40%   -40.22% to -39.68%
        2007                        747,403      13.60 to 26.99   $19,623,648    0.47%   0.50% to 1.40%    -0.79% to 0.07%

    International Opportunities Portfolio
        2011                        458,721      7.33 to 12.70    $4,534,768     0.98%   0.50% to 1.40%   -14.50% to -13.29%
        2010                        479,772      8.47 to 14.86    $5,778,833     0.89%   0.50% to 1.40%   19.55% to 21.22%
        2009                        509,014      7.01 to 12.43    $5,208,258     1.55%   0.50% to 1.40%   44.85% to 47.01%
        2008                        510,049       5.21 to 8.58    $3,617,364     0.57%   0.50% to 1.40%   -52.17% to -51.74%
        2007                        561,603      12.06 to 17.94   $8,381,975     0.92%   0.50% to 1.40%    3.14% to 4.15%

    Capital Structure Portfolio
        2011                         11,917      9.46 to 10.93      $115,608     2.78%   0.50% to 1.40%    0.16% to 1.58%
        2010                         12,361      9.45 to 10.76      $120,003     3.32%   0.50% to 1.40%   13.18% to 14.77%
        2009                         14,493       8.35 to 9.37      $122,203     3.90%   0.50% to 1.40%   21.70% to 23.36%
        2008                         10,780       6.86 to 7.60       $74,280     6.26%   0.50% to 1.40%   -27.18% to -26.61%
        2007                          4,399       9.42 to 9.47       $41,530     5.65%   0.50% to 1.40%   -5.80% to -5.30%

   Alger Fund
    Large Cap Growth Portfolio
        2011                      1,110,636      8.03 to 12.53    $9,067,565     1.01%   0.50% to 1.40%    0.34% to 1.76%
        2010                      1,239,146      7.96 to 12.49    $10,117,273    0.91%   0.50% to 1.40%   11.82% to 13.39%
        2009                      1,513,751      7.09 to 11.17    $10,963,637    0.65%   0.50% to 1.40%   45.58% to 47.61%
        2008                      1,557,697       4.85 to 7.67    $7,741,324     0.23%   0.50% to 1.40%   -46.92% to -46.42%
        2007                      1,585,231      9.08 to 14.45    $14,673,255    0.34%   0.50% to 1.40%   18.35% to 19.41%

    Mid Cap Growth Portfolio
        2011                        670,689      7.19 to 11.35    $5,991,591     0.34%   0.50% to 1.40%   -7.92% to -6.62%
        2010                        670,249      7.72 to 12.33    $6,914,381     0.00%   0.50% to 1.40%   17.74% to 19.38%
        2009                        724,562      6.48 to 10.47    $6,479,792     0.00%   0.50% to 1.40%   49.57% to 51.74%
        2008                        782,137       4.73 to 7.00    $4,679,573     0.17%   0.50% to 1.40%   -58.92% to -58.59%
        2007                        789,015      14.31 to 17.04   $11,389,000    0.00%   0.50% to 1.40%   29.78% to 30.82%

    Capital Appreciation Portfolio
        2011                        813,272      9.63 to 17.04    $7,855,345     0.15%   0.50% to 1.40%    -0.08% to 1.33%
        2010                        876,985      9.54 to 17.05    $8,539,862     0.44%   0.50% to 1.40%   12.45% to 14.03%
        2009                        958,937      8.39 to 15.16    $8,265,722     0.00%   0.50% to 1.40%   48.95% to 51.01%

        2008                      1,042,714      5.67 to 10.18    $5,996,510     0.00%   0.50% to 1.40%   -45.88% to -45.39%
        2007                      1,126,168      10.42 to 18.81   $11,917,522    0.00%   0.50% to 1.40%   31.07% to 32.96%

    Small Cap Growth Portfolio
        2011                        596,913      9.52 to 15.73    $5,861,398     0.00%   0.50% to 1.40%   -3.67% to -2.55%
        2010                        645,098      9.77 to 16.33    $6,603,653     0.00%   0.50% to 1.40%   23.57% to 24.98%
        2009                        718,168      7.82 to 13.21    $5,934,640     0.00%   0.50% to 1.40%   43.46% to 45.54%
        2008                        771,360       5.61 to 9.21    $4,438,741     0.00%   0.50% to 1.40%   -47.34% to -46.89%
        2007                        886,475      10.61 to 17.49   $9,606,349     0.00%   0.50% to 1.40%   14.95% to 16.67%

   Invesco Variable Insurance Funds
    Dividend Growth Fund
        2011                        122,080       5.29 to 6.46      $711,289     0.20%   0.50% to 1.40%   -2.29% to -0.91%
        2010                        107,366       5.41 to 6.51      $646,910     0.14%   0.50% to 1.40%    8.79% to 10.32%
        2009                        117,610       4.95 to 5.91      $647,049     3.47%   0.50% to 1.40%   25.56% to 27.55%
        2008                        112,331       3.96 to 4.63      $323,569     2.84%   0.50% to 1.40%   -59.96% to -59.66%
        2007                        125,008      9.89 to 11.08    $1,352,748     1.88%   0.50% to 1.40%   -23.33% to -22.63%

    Global Health Care Fund
        2011                        110,823      7.25 to 13.89    $1,389,446     0.00%   0.50% to 1.40%    4.39% to 5.86%
        2010                        103,065      6.87 to 13.19    $1,288,385     0.00%   0.50% to 1.40%    3.84% to 5.29%
        2009                         95,475      6.54 to 12.59    $1,164,469     0.32%   0.50% to 1.40%   19.69% to 27.68%
        2008                        115,741       7.67 to 9.91    $1,125,638     0.00%   0.50% to 1.40%   -29.61% to -28.96%
        2007                        129,368      12.46 to 13.95   $1,770,058     0.00%   0.50% to 1.40%    6.14% to 11.24%

    International Growth Fund
        2011                        562,927       8.28 to 9.03    $4,711,721     1.60%   0.50% to 1.40%   -5.70% to -4.37%
        2010                        555,950       8.78 to 9.44    $5,011,954     2.77%   0.50% to 1.40%   11.31% to 12.86%
        2009                        535,163       7.89 to 8.37    $4,296,126     1.60%   0.50% to 1.40%   33.47% to 35.16%
        2008                        455,018       5.91 to 6.19    $2,711,172     0.81%   0.50% to 1.40%   -48.35% to -48.32%
        2007                        231,201      10.06 to 10.11   $2,333,557     0.68%   0.50% to 1.40%    0.60% to 1.10%

   Van Eck Worldwide Insurance Trust
    Global Hard Assets Fund
        2011                        672,311      7.88 to 38.53    $14,448,645    1.25%   0.50% to 1.40%   -14.40% to -13.19%
        2010                        571,389      9.08 to 44.61    $18,167,360    0.39%   0.50% to 1.40%   27.45% to 29.23%
        2009                        466,487      7.02 to 34.69    $13,809,699    0.23%   0.50% to 1.40%   55.35% to 57.50%
        2008                        353,372      4.46 to 22.13    $7,541,921     0.34%   0.50% to 1.40%   -46.86% to -46.40%
        2007                        354,287      32.82 to 41.29   $14,276,656    0.10%   0.50% to 1.40%   42.40% to 44.62%

    Worldwide Real Estate Fund
        2009                              -       6.06 to 7.40            $0     0.00%   0.50% to 1.40%   41.35% to 43.32%
        2008                        170,826       4.71 to 5.19      $883,177     5.81%   0.50% to 1.40%   -55.68% to -55.30%
        2007                        174,236      11.44 to 11.61   $2,013,027     0.98%   0.50% to 1.40%    -0.52% to 0.35%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2011                      1,977,039      12.93 to 15.85   $29,534,163    2.75%   0.50% to 1.40%    2.08% to 3.52%
        2010                      1,801,778      12.49 to 15.39   $26,443,080    2.78%   0.50% to 1.40%    6.61% to 8.10%
        2009                      1,970,394      11.56 to 14.31   $27,862,716    4.83%   0.50% to 1.40%   12.46% to 14.08%
        2008                      1,819,366      10.13 to 12.61   $22,479,921    4.98%   0.50% to 1.40%    3.39% to 4.30%
        2007                      1,207,033      11.50 to 12.09   $14,304,515    4.70%   0.50% to 1.40%    7.28% to 8.24%

    Low Duration Portfolio
        2011                        166,570      11.94 to 13.30   $2,179,575     1.68%   0.50% to 1.40%    -0.29% to 0.86%
        2010                        166,245      11.84 to 13.22   $2,163,896     1.73%   0.50% to 1.40%    3.83% to 5.03%
        2009                        169,222      11.10 to 12.62   $2,102,392     3.50%   0.50% to 1.40%   11.74% to 13.35%
        2008                        165,525      9.79 to 11.19    $1,838,160     4.27%   0.50% to 1.40%   -1.75% to -0.89%
        2007                        158,305      10.71 to 11.29   $1,774,207     4.52%   0.50% to 1.40%    2.88% to 6.91%

    High Yield Portfolio
        2011                        515,682      12.56 to 17.28   $8,225,521     5.82%   0.50% to 1.40%    2.46% to 3.91%
        2010                        177,139      12.09 to 16.72   $2,773,483    18.01%   0.50% to 1.40%   12.88% to 14.46%
        2009                        164,574      10.56 to 14.68   $2,388,610    12.72%   0.50% to 1.40%   38.48% to 40.41%
        2008                        125,391      7.52 to 10.51    $1,292,791     8.29%   0.50% to 1.40%   -24.61% to -23.90%
        2007                        134,868      12.23 to 13.81   $1,829,459     7.45%   0.50% to 1.40%    1.47% to 2.57%

    Real Return Portfolio
        2011                        393,050      12.69 to 16.64   $6,328,227     2.06%   0.50% to 1.40%    9.87% to 11.42%
        2010                        401,304      11.39 to 15.01   $5,873,537     1.62%   0.50% to 1.40%    6.61% to 8.10%
        2009                        409,876      10.53 to 13.95   $5,612,147     3.06%   0.50% to 1.40%   16.75% to 18.36%
        2008                        386,417      8.90 to 11.84    $4,495,899     4.03%   0.50% to 1.40%   -8.30% to -7.57%
        2007                        324,306      11.69 to 12.81   $4,087,737     4.55%   0.50% to 1.40%    9.15% to 11.10%

    Stocks Plus Growth and Income
        2009                              -       5.71 to 6.00            $0     0.00%   0.50% to 1.40%    -1.34% to 1.11%
        2008                              -       5.93 to 5.98        $1,626     0.00%   0.50% to 1.40%          n/a

    SmallCap Stocks Plus Total Return
        2009                          2,158       8.94 to 9.14            $0    19.40%   0.50% to 1.40%   30.35% to 31.94%
        2008                          1,642       6.87 to 6.93       $11,320     4.33%   0.50% to 1.40%          n/a

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
        2011                        321,699      8.64 to 11.76    $2,888,421     0.86%   0.50% to 1.40%    0.75% to 2.18%
        2010                        312,785      8.57 to 11.51    $2,766,214     0.60%   0.50% to 1.40%   28.32% to 30.12%
        2009                        374,699       6.68 to 8.84    $2,556,517     1.20%   0.50% to 1.40%   25.81% to 27.63%
        2008                        339,271       5.31 to 6.93    $1,825,680     0.76%   0.50% to 1.40%   -34.85% to -34.42%
        2007                        308,589       8.15 to 8.28    $2,537,465    16.64%   0.50% to 1.40%   -17.68% to -16.89%

    Large Cap Value Fund
        2011                        420,869       7.13 to 8.19    $3,087,201     1.19%   0.50% to 1.40%   -6.49% to -5.17%
        2010                        476,487       7.63 to 8.64    $3,764,457     0.89%   0.50% to 1.40%    9.66% to 11.20%
        2009                        586,858       6.95 to 7.77    $4,169,697     1.91%   0.50% to 1.40%   16.68% to 18.38%
        2008                        458,759       5.96 to 6.56    $2,757,610     3.25%   0.50% to 1.40%   -35.43% to -34.84%
        2007                        192,047       9.23 to 9.27    $1,777,607    22.11%   0.50% to 1.40%   -7.70% to -7.30%

   Neuberger Berman Advisors Management Trust
    Regency Portfolio
        2011                         13,689       9.19 to 9.78      $129,392     0.55%   0.50% to 1.40%   -6.70% to -5.38%
        2010                         21,934      9.85 to 10.39      $223,342     0.61%   0.50% to 1.40%   24.44% to 26.18%
        2009                         11,332       7.91 to 8.27       $92,288     0.62%   0.50% to 1.40%   44.64% to 46.51%
        2008                         46,000       5.41 to 5.67      $258,257     1.24%   0.50% to 1.40%   -46.58% to -46.15%
        2007                         50,874      10.24 to 10.53     $531,953     4.32%   0.50% to 1.40%    0.69% to 2.83%

   Premier VIT
    NACM Small Cap Portfolio
        2010                              -            -                  $0     0.21%   0.50% to 1.40%   13.04% to 13.49%
        2009                         45,527       6.78 to 7.08      $314,436     0.06%   0.50% to 1.40%   13.97% to 15.55%
        2008                         54,979       5.95 to 6.13      $332,420     0.00%   0.50% to 1.40%   -42.46% to -41.94%
        2007                         37,077      10.34 to 10.49     $385,849     0.00%   0.50% to 1.40%    -0.67% to 0.19%

   Profunds VP
    Japan
        2011                         11,117       4.00 to 5.44       $46,026     0.00%   0.50% to 1.40%   -18.36% to -17.20%
        2010                         15,881       4.90 to 6.57       $80,823     0.00%   0.50% to 1.40%   -7.82% to -6.53%
        2009                          9,770       5.31 to 7.03       $52,902     0.72%   0.50% to 1.40%    8.84% to 10.41%
        2008                         12,576       4.88 to 6.37       $61,897    17.00%   0.50% to 1.40%   -41.70% to -41.14%
        2007                          8,415       8.37 to 8.41       $70,629     0.00%   0.50% to 1.40%   -16.30% to -15.90%

    Oil & Gas
        2011                        192,424       7.24 to 9.67    $1,698,396     0.14%   0.50% to 1.40%    3.50% to 4.96%
        2010                        163,653       6.90 to 9.26    $1,441,372     0.50%   0.50% to 1.40%   16.14% to 17.76%
        2009                        187,460       5.86 to 7.90    $1,532,031     0.00%   0.50% to 1.40%    2.11% to 14.87%
        2008                        138,261       5.74 to 6.88      $943,914     0.00%   0.50% to 1.40%   -37.86% to -37.23%
        2007                         32,711      10.91 to 10.96     $357,927     0.00%   0.50% to 1.40%    9.10% to 9.60%

    Small-Cap
        2011                         70,643      8.04 to 10.22      $629,555     0.00%   0.50% to 1.40%   -3.38% to -2.01%
        2010                        139,522      8.32 to 10.43    $1,243,578     0.05%   0.50% to 1.40%   20.42% to 22.10%
        2009                         29,883       6.91 to 8.54      $221,592     0.24%   0.50% to 1.40%   18.76% to 20.48%
        2008                         27,115       5.82 to 7.09      $158,936     0.00%   0.50% to 1.40%   -31.69% to -31.07%
        2007                          6,275       8.52 to 8.56       $53,582     0.00%   0.50% to 1.40%   -14.80% to -14.40%

    Ultra Mid-Cap
        2011                        106,135       5.65 to 7.13      $628,858     0.00%   0.50% to 1.40%   -13.16% to -11.94%
        2010                         90,750       6.51 to 8.10      $618,076     0.00%   0.50% to 1.40%   47.61% to 49.67%
        2009                         38,155       4.41 to 5.41      $172,244     0.06%   0.50% to 1.40%   63.23% to 66.03%
        2008                         26,469       2.70 to 3.26       $71,736     1.59%   0.50% to 1.40%   -67.86% to -67.69%
        2007                         14,937       8.40 to 8.45      $125,780     0.00%   0.50% to 1.40%   -16.00% to -15.50%

   Vanguard Variable Insurance Funds
    Balanced
        2011                         61,411      10.56 to 11.11     $660,479     2.61%   0.50% to 1.40%    3.50% to 4.96%
        2010                         48,575      10.20 to 10.58     $506,439     3.84%   0.50% to 1.40%    9.48% to 11.02%
        2009                         43,292       9.32 to 9.53      $408,802     4.08%   0.50% to 1.40%   21.19% to 22.97%
        2008                         28,195       7.69 to 7.75      $217,908     0.00%   0.50% to 1.40%          n/a

    Total Bond Market Index
        2011                         43,915      11.93 to 12.62     $541,451     2.12%   0.50% to 1.40%    5.98% to 7.48%
        2010                         16,653      11.26 to 11.77     $192,136     1.91%   0.50% to 1.40%    5.03% to 6.50%
        2009                         13,469      10.72 to 11.08     $145,893     6.65%   0.50% to 1.40%    4.48% to 5.91%
        2008                         38,982      10.26 to 10.35     $402,638     0.00%   0.50% to 1.40%          n/a

    High Yield Bond
        2011                         25,534      12.20 to 12.96     $319,854     6.71%   0.50% to 1.40%    5.85% to 7.35%
        2010                         22,419      11.52 to 12.10     $263,774    10.08%   0.50% to 1.40%   10.56% to 12.10%
        2009                         22,162      10.42 to 10.82     $233,944     7.31%   0.50% to 1.40%   36.94% to 38.76%
        2008                          1,345       7.61 to 7.68       $10,268     0.00%   0.50% to 1.40%          n/a

    International
        2011                      1,053,522       7.76 to 8.16    $8,146,570     1.61%   0.50% to 1.40%   -11.95% to -10.71%
        2010                        847,411       8.82 to 9.14    $7,609,345     1.36%   0.50% to 1.40%   14.13% to 15.72%
        2009                        428,651       7.72 to 7.90    $3,339,477     3.05%   0.50% to 1.40%   40.69% to 42.84%
        2008                        227,755       5.49 to 5.53    $1,252,399     0.00%   0.50% to 1.40%          n/a

    Mid-Cap Index
        2011                        647,787      9.77 to 10.28    $6,443,284     0.98%   0.50% to 1.40%   -2.33% to -0.95%
        2010                        536,560      10.00 to 10.37   $5,470,921     0.73%   0.50% to 1.40%   23.64% to 25.37%
        2009                        236,872       8.09 to 8.28    $1,933,730     1.42%   0.50% to 1.40%   38.32% to 40.26%
        2008                        134,238       5.85 to 5.90      $786,714     0.00%   0.50% to 1.40%          n/a

    REIT Index
        2011                        140,232      10.13 to 10.75   $1,445,112     1.61%   0.50% to 1.40%    7.81% to 9.33%
        2010                        118,697       9.40 to 9.86    $1,135,310     3.18%   0.50% to 1.40%   26.48% to 28.25%
        2009                         55,505       7.43 to 7.71      $416,328     2.73%   0.50% to 1.40%   27.46% to 29.25%
        2008                         19,702       5.83 to 5.88      $115,341     0.00%   0.50% to 1.40%          n/a

    Small Company Growth
        2011                        348,497      11.32 to 12.62   $4,234,844     0.20%   0.50% to 1.40%    1.01% to 2.44%
        2010                        335,082      11.08 to 12.32   $4,044,446     0.35%   0.50% to 1.40%   29.97% to 31.79%
        2009                        236,102       8.43 to 9.35    $2,176,091     0.90%   0.50% to 1.40%   37.47% to 39.33%
        2008                        142,004       6.65 to 6.71      $946,871     0.00%   0.50% to 1.40%          n/a

    Short Term Investment Grade
        2011                        216,845      11.08 to 11.65   $2,457,729     1.64%   0.50% to 1.40%    0.50% to 1.92%
        2010                         74,941      11.02 to 11.46     $842,532     4.62%   0.50% to 1.40%    3.77% to 5.22%
        2009                         62,384      10.62 to 10.92     $670,277     3.61%   0.50% to 1.40%   12.28% to 13.86%
        2008                            994       9.46 to 9.54        $9,432     0.00%   0.50% to 1.40%          n/a

    Total Stock Market Index
        2011                         46,941      9.53 to 10.02      $454,151     1.31%   0.50% to 1.40%    0.94% to 2.37%
        2010                         38,359       9.34 to 9.79      $368,603     3.49%   0.50% to 1.40%   15.49% to 17.11%
        2009                         49,988       7.99 to 8.36      $412,374    10.76%   0.50% to 1.40%   26.55% to 28.22%
        2008                         12,115       6.46 to 6.52       $78,662     0.00%   0.50% to 1.40%          n/a

        *   The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

        **  The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        *** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage of change from inception to the end of the period.

PART C

OTHER INFORMATION

Item 26.      Exhibits

(a)   Board of Directors Resolutions.

      Resolution of the Board of Directors of Midland National Life establishing the Separate Account A (2)

(b)   Custodian Agreements.  Not Applicable

(c)   Underwriting Contracts.

(1)   Principal Underwriting Agreement (8)

(2)   Form of Selling Agreement (8)

(3)   Form of Commission Schedule (8)

(d)   Contracts.

        Contract (16)

(e)   Applications.

               Application Form. (5)

(f)    Depositor’s Certificate of Incorporation and By-Laws.

(1)   Articles of Incorporation of Midland National Life. (2)

(2)   By-Laws of Midland National Life. (2)

(g)     Reinsurance Contracts.

Draft of Reinsurance Contract (8)

(h)   Participation Agreements.

1.   (a)     Participation Agreements between Midland National Life Insurance Company and  Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (1)

      (b)     Amendments to Participation Agreements for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (1)

      (c)     Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation/Variable Insurance Products Fund III. (2)

      (d)     Participation Agreement between Midland National Life Insurance Company and American Century Investment Services, Inc. (1)

      (e)     Participation Agreement between Midland National Life Insurance Company and  Lord Abbett Series Funds, Inc. (3)

      (f)      Amendments to Participation Agreement for Lord Abbett Series Funds, Inc. (4)

      (g)     Participation Agreement between Midland National Life Insurance Company and  Massachusetts Financial Variable Insurance Trusts. (3)

      (h)     Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc. (6)

      (i)      Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III. (6)

      (j)      Participation Agreement between Midland National Life Insurance Company and Van Eck Global Worldwide Insurance Trust. (7)

      (k)     Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (8)

      (l)      Participation Agreement between Midland National Life Insurance Company and AIM Distributors, Inc. (12)

      (m)    Participation Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust. (10)

      (n)     Participation Agreement between Midland National Life Insurance Company and PIMCO Advisors VIT. (10)

      (o)     Participation Agreement between Midland National Life Insurance Company and Neuberger Berman Advisers Management Trust. (10)

      (p)     Amendments to Participation Agreement for Van Eck Global Worldwide Insurance Trust. (11)

(q)     Amendment to Participation Agreement for Goldman Sachs Variable Insurance Trust. (12)

(r)      Amendment to Participation Agreement between Midland National Life Insurance Company and Premier VIT (formerly PIMCO Advisors VIT) and Allianz Global Investors Distributors LLC. (13)

(s)     Participation Agreement between Midland National Life Insurance Company and ProFund Advisors, LLC. (14)

(t)         Amendment to Participation Agreement for ProFund Advisors, LLC. (17)

(u)        Participation Agreement between Midland National Life Insurance Company and Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation. (17)

(v)        Amendment to, Novation Agreement, Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc. (18)

(w)       Amendment to, Novation Agreement, Participation Agreement between Midland National Life Insurance Company and Allianz Global Investors Distributors LLC (“AGID”). (19)

(x)         Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust. (19)

(y)        Amendment to Participation Agreement between Midland National Life Insurance Company and Invesco Aim Distributors, Inc. (19)

 (i)   Administrative Contracts. Not Applicable.

(j)    Other Material Contracts.

(a)        AIM Fund Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between Midland National Life Insurance Company and A I M Investment Services, Inc.   (15)

(b)        Rule 22c-2 Agreement between Midland National Life Insurance Company and Fred Alger & Company, Inc.   (15)

(c)        Shareholder Information Agreement between Midland National Life Insurance Company and American Century Investment Services, Inc.   (15)

(d)        SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation.   (15)

(e)        Variable Annuity Shareholder Information Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust.  (15)

(f)         Rule 22c-2 Agreement between Midland National and Lord Abbett Distributor LLC.  (15)

(g)        Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc.  (15)

(h)        Rule 22c-2 Shareholder Information Access Agreement between Midland National and Neuberger Berman Management Inc.  (15)

(i)          Rule 22c-2 Amendment to Participation Agreement between Midland National and Allianz Global Investors Distributors, Inc., principal underwriters for Premier VIT and PIMCO Variable Insurance Trust.  (15)

(j)          Shareholder Information Agreement between Midland National and Van Eck Securities Corporation.  (15)

(k)   Legal Opinion.

               (1) Opinion and Consent (21)

                (2) Power of Attorney (21)

(l)    Actuarial Opinion (21)

(m)  Illustration  Calculations.  (9)

(n)   Other Opinions.

(1)   Consent of Sutherland Asbill & Brennan LLP (21)

(2)   Consent of Independent Registered Public Accounting Firm (21)

(o)   Omitted Financial Statements.  Not Applicable.

(p)   Initial Capital Agreements.  Not Applicable.

(q)   Redeemability Exemption.  Memorandum describing Midland National Life’s issuance, transfer and redemption procedures for the Contract. (20)

__________

(1)     Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 filed on April

        23, 1997 (File No. 333-14061)

(2)     Incorporated herein by reference to Post-Effective Amendment No. 1 for Form S-6 on

        April 28, 1998 (File No. 333-14061)

(3)     Incorporated herein by reference to Post-Effective Amendment No. 3 for Form S-6 on

         April 29, 1999 (File No. 333-14061)

(4)     Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form S-6 on

         August 31, 1999 (File No. 333-80975)

(5)    Incorporated herein by reference to Post-Effective Amendment No. 4 for Form S-6 on

         February 17, 2000 (File No. 333-14061)

(6)    Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on

        February 15, 2001 (File No. 333-14061)

(7)     Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on January 14, 2002 (File No. 333-71800)

(8)     Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 30, 2003 (File No. 333-14061)

(9)     Incorporated herein by reference to Post-Effective Amendment No. 13 for Form N-6 on April 29, 2004 (File No. 333-14061)

(10)   Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-4 on April 29, 2005 (File 3 No. 33-108437)

(11)   Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on November 24, 2004 (File No. 333-108437)

(12)   Incorporated herein by reference to Post-Effective Amendment No. 10 for Form N-6 on April 26, 2006 (File No. 333-58300)

(13)   Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 26, 2007 (File No. 333-58300)

(14)     Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 28, 2006 (File No. 333-128910)

(15)     Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-6 on April 28, 2008 (File No. 333-58300)

(16)     Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-6 on January 21, 2009 (File No. 333-153825)

(17)     Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-6 on April 29, 2009 (File No. 333-148111)

(18)     Incorporated herein by reference to Post-Effective Amendment No. 18 for Form N-4 on April 29, 2010 (File No. 333-71800)

(19)     Incorporated herein by reference to Post-Effective Amendment No. 19 for Form N-4 on April 27, 2011 (File No. 333-71800)

(20)  Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-6 on September 25, 2012 (File No. 333-148824)

(21)   Filed herewith

(22)   To be filed by amendment

Item 27.  Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Esfandyar E. Dinshaw**...................................................................	Chairman of the Board & Chief Executive Officer
Steven C. Palmitier***.......................................................................	President and Chief Operating Officer – Director
John J. Craig II**................................................................................	Senior Vice President & Treasurer - Director
Darron K. Ash.....................................................................................	Director
David C. Bratton.................................................................................	Director
Roland C. Baker...................................................................................	Director
Willard Bunn, III.................................................................................	Director
William D. Heinz..................................................................................	Director
Heather Kreager..................................................................................	Director
Michael M. Masterson......................................................................	Director
Cindy K. Reed**.................................................................................	President, Annuity Division
William L. Lowe**..............................................................................	President, Sammons Retirement Solutions
Robert R. TeKolste.............................................................................	Executive Vice President
Victoria E. Fimea**.............................................................................	Senior Vice President, General Counsel & Secretary
Donald T. Lyons **...........................................................................	Senior Vice President and Corporate Actuary
David Shaw **....................................................................................	Senior Vice President and Chief Information Officer
Rebecca L. Luloff**...........................................................................	Senior Vice President, Chief Administration Officer & Assistant Secretary
Melody R.J. Jensen............................................................................	Vice President, General Counsel, and Secretary
Daniel M. Kiefer..................................................................................	Vice President and Chief Financial Officer
Ann Hughes**...................................................................................	Vice President, Business Development - SRS
Brent A. Mardis**	Vice President, Chief Risk & Compliance Officer
Robert W. Buchanan..........................................................................	Vice President, New Business & Underwriting
Timothy A. Reuer...............................................................................	Vice President, Product Development
Teri L. Ross**.....................................................................................	Vice President, Annuity New Business & Agency Services
Bradley W. Rosenblatt***................................................................	Vice President, Marketing and Sales Support
Kirk Evans**.......................................................................................	Vice President, Product Actuary & Risk Management – SRS
Michael L. Yanacheak**...................................................................	2nd Vice President, Product Development - Annuity Division
Gregory S. Helms................................................................................	2nd Vice President, Policy Change & Accounting, Assistant Secretary
Diana Ronald**..................................................................................	2nd Vice President, Client Services & Claims and Benefits
Teresa A. Silvius***...............................................................................................................	Assistant Vice President Variable Compliance & 38a-1 CCO
Richard T. Hicks..................................................................................	Assistant Vice President, Systems Administration & Policy Accounting
Randy D. Shaull..................................................................................	Assistant Vice President & Actuary
Melissa Scheuerman**......................................................................	Assistant Vice President, Business Development SRS
Susan Mersereau**...........................................................................	Assistant Vice President, COO Broker Dealer – SRS

 *

Unless noted otherwise, the principal business address for each officer and director is One Sammons Plaza, Sioux Falls, SD 57193-9991

**   Annuity Division, 4350 Westown Parkway, West Des Moines, IA 50266

*** 525 W. Van Buren, Chicago, IL 60607

Item 28.  Persons Controlled by or Under Common Control With the Depositor or Registrant

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2011, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
1900 Capital Inc.	Delaware	100% by CCI
Advisor Research Center, Inc.	Maryland	100% by RFSL
B/D Ops, LLC	Delaware	33% by SSI
Briggs Construction Equipment, Inc.	Delaware	100% by CISI
Briggs de Mexico, S. de R.L. de C.V (Controladora)	Mexico	99% by BEI 1% by BEMI
Briggs Equipment Mexico, Inc. (BEMI)	Delaware	100% by BEI
Briggs Equipment UK Limited	United Kingdom	100% by BUKHI
Briggs Equipment, Inc. (BEI)	Delaware	100% by CISI
Briggs Equipment, S.A. de C.V.	Mexico	99% by BEI 1% by BEMI
Briggs UK Holding Inc. (BUKHI)	Delaware	100% by CISI
Compatriot Capital, Inc. (CCI)	Delaware	100% by SEA
Consolidated Investment Services, Inc. (CISI)	Nevada	100% by SEI
Crestpark LP, Inc.	Delaware	100% by CISI
Eldridge Investors, LLC	Delaware	100% voting (no ownership) by Guggenheim Lawrence LLC
First Security Benefit Life Insurance and Annuity Company of New York	New York	100% by SBC
Forklift Operations de Mexico, S.A. de C.V.	Mexico	99% by Controladora 1% by BEMI
GBH Venture Co., Inc.	Delaware	100% by CISI
Gila Bend Power Partners, L.L.C.	Delaware	50% by SPDI
GLAC Holdings, LLC (GLACHL)	Delaware	100% by GPFTHL
GP Holdco, LLC (GHL)	Delaware	100% by GPL
GPAM Holdings, Inc.	Delaware	100% by GPAMHL
GPAM Holdings, LLC (GPAMHL)	Delaware	100% by GPL
GPFT Holdco, LLC (GPFTHL)	Delaware	100% by GHL
GPI Ventures LLC	Delaware	100% by GPIRI
Guggenheim Capital, LLC (GCL)	Delaware	38% by SAGE
Guggenheim Insurance Holdco, LLC (GIHL)	Delaware	100% by GPFTHL
Guggenheim Insurance Services, LLC (GIS)	Delaware	100% by GIHL
Guggenheim Investment Management Holdings, LLC (GIMHL)	Delaware	100% by GPFTHL
Guggenheim Investment Management, LLC	Delaware	100% by GIMHL
Guggenheim Knights of Security, LLC (GKSL)	Delaware	100% by GPL
Guggenheim Lawrence LLC	Delaware	100% by GPL
Guggenheim Life and Annuity Company	Delaware	100% by GLACHL
Guggenheim Partners Asset Management, LLC	Delaware	99% by GPAMHL
Guggenheim Partners, LLC (GPL)	Delaware	100% by GCL
Guggenheim SBC Holdings, LLC (GSHL)	Delaware	100% voting (no ownership) by GKSL; 100% ownership by Eldridge Investors, LLC
Herakles Investments, Inc. (HII)	Delaware	100% by CISI
Mexicolift Servicios de Personal, S. de R.L. de C.V.	Mexico	99% by Controladora 1% by BEMI
MH Imports, Inc.	Delaware	100% by CISI
Midland National Life Insurance Company (MNL)	Iowa	100% by SFG
Midland National Services Corporation, LLC	Delaware	100% by MNL
MNL Reinsurance Company	Iowa	100% by MNL
Montacargas Yale de Mexico, S.A. de C.V.	Mexico	99% by BEI 1% by BEMI
Mykonos 6420 LP	Texas	85% by MH Imports, Inc.; 1% by Sponsor
North American Company for Life and Health Insurance (NACOLAH)	Iowa	100% by SFG
Note Funding, LLC	Kansas	100% by SBC
Opus 5949 LLC	Texas	75% by Sammons VPC, Inc.
Otter, Inc.	Oklahoma	100% by SPDI
Paragon Life Insurance Company of Indiana (PLICI)	Indiana	100% by PHL
Parkway Mortgage, Inc.	Delaware	100% by CISI
PLIC CRE Holdings, LLC	Delaware	100% by PLICI
PLIC Holdings, LLC (PHL)	Delaware	100% by GIHL
Property Disposition, Inc.	Delaware	100% by SFG
Rydex Distributors, LLC	Kansas	100% by RHL
Rydex Fund Services, LLC (RFSL)	Kansas	100% by RHL
Rydex Holdings, LLC (RHL)	Kansas	100% by SBAM
Rydex Specialized Products, LLC	Delaware	100% by SIL
SAGE Assets, Inc. (SAGE)	Delaware	100% by SEA
Sammons BW, Inc	Delaware	100% by SDHI
Sammons Capital, Inc.	Delaware	100% by SEA
Sammons Corporation	Delaware	100% by CISI
Sammons Distribution Holdings, Inc. (SDHI)	Delaware	100% by CISI
Sammons Equity Alliance, Inc. (SEA)	Delaware	100% by CISI
Sammons Financial Group, Inc. (SFG)	Delaware	100% by CISI
Sammons Financial Network, LLC	Delaware	100% by SSI
Sammons Income Properties, Inc.	Delaware	100% by CCI
Sammons Power Development, Inc.(SPDI)	Delaware	100% by SEA
Sammons Retirement Solutions, Inc.	Delaware	100% by SFG
Sammons Securities Company, L.L.C.	Delaware	67% by SSI
Sammons Securities, Inc. (SSI)	Delaware	100% by SFG
Sammons VPC, Inc.	Delaware	100% by SDHI
SBC Funding, LLC	Kansas	100% by SBC
se2, inc.	Kansas	100% by SBC
Security Benefit Academy, Inc.	Kansas	100% by SBC
Security Benefit Asset Management Holdings, LLC (SBAM)	Kansas	100% by SBC
Security Benefit Corporation (SBC)	Kansas	100% by GSHL
Security Benefit Life Insurance Company (SBL)	Kansas	100% by SBC
Security Distributors, Inc.	Kansas	100% by SBL
Security Financial Resources, Inc.	Kansas	100% by SBC
Security Investors, LLC (SIL)	Kansas	100% by RHL
SFG Reinsurance Company	South Carolina	100% by MNL
Solberg Reinsurance Company	Iowa	100% by MNL
Sponsor Investments, L.L.C. (Sponsor)	Texas	75% by HII
SRI Ventures LLC	Delaware	99% by CCI
The Grove Park Inn Resort, Inc. (GPIRI)	Delaware	100% by CISI

Item 29.      Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Item 30.      Principal Underwriter

 (a)  Other Activity.   In addition to Midland National Life Separate Account A, Sammons Securities Company LLC, the principal underwriter of the Registrant, is also the principal underwriter for variable annuity contracts issued through Midland National Life Separate Account C.

(b)   Management.  The directors and principal officers of Sammons Securities Company LLC are as follows:

Name and Principal Business Address*	Positions and Offices with Sammons Securities Company, LLC
Steve Palmitier 525 W. Van Buren Chicago, IL 60607	Chairman & Chief Executive Officer
Jerome S. Rydell	Vice Chairman
Cindy Reed Annuity Division, 4350 Westown Parkway West Des Moines, IA 50266	President
John A. McClellan, CROP, SROP	Chief Compliance Officer, Municipal Securities Principal
Jan R. Elcock One Sammons Plaza, Sioux Falls, SD 57193-9991	Vice President, Operations & Compliance
Gerald R. Blair 525 West Van Buren Chicago, IL 60607	Vice President & Chief Marketing Officer
Brandon D. Rydell	Vice President & Chief Financial Officer

*  Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is:  4261 Park Road, Ann Arbor  MI  48103.

(c)  Compensation From the Registrant.  The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation*
Sammons Securities Company, LLC	$2,260,522	None	N/A	$25,631

* Includes total sales compensation paid to registered persons of Sammons Securities Company and an underwriting fee of 1.25% of first-year commissions paid to Sammons Securities Company for all of Midland National’s variable universal life insurance policies issued through Separate Account A.  In exchange for the underwriting fee, Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

No policies have been sold and the dollar amounts represent compensation for other policies funded by Separate Account A.

Item 31.      Location of Accounts and Records

        The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at One Sammons Plaza Sioux Falls, SD  57193 and Sammons Financial Group, 525 W. Van Buren, Chicago, IL 60607.

Item 32.      Management Services

All management contracts are discussed in Part A or Part B.

Item 33.      Fee Representation

Midland National Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Midland National Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account A, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 25th day of  September, 2012.

By:  MIDLAND NATIONAL LIFE SEPARATE

        ACCOUNT A (REGISTRANT)

Attest:   *                                                                                   By:            *

                                                                                                          Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

By:  MIDLAND NATIONAL LIFE

        INSURANCE COMPANY (DEPOSITOR)

Attest:  *                                                                                    By:            *

                                                                                                          Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

                      Signatures                                                                          Title

/s/  *                                                                        Chairman of the Board of Directors, Chief Executive Officer

      Esfandyar E. Dinshaw                         (Principal Executive Officer)

/s/  *                                                                        Director, President & Chief Operating Officer

      STEVEN C. PALMITIER

/s/  *                                                                                    Director, Senior Vice President & Treasurer

      JOHN J. CRAIG, II

/s/ *                                                                         Vice President & Chief Financial Officer

      Daniel M. Kiefer                                       (Principal Financial & Accounting Officer)

/s/  *                                                                        Director

      Darron K. Ash

/s/  *                                                                        Director

      Roland C. Baker

/s/  *                                                                        Director

      David C. Bratton

/s/  *                                                                        Director

      Willard Bunn, III

/s/ *                                                                         Director

      William D. Heinz

/s/ *                                                                         Director

      Heather Kreager

/s/ *                                                                         Director

      MICHAEL M. MASTERSON

*By:  /s/  Teresa A. Silvius                                                                      Date:  September25, 2012

                                Teresa A. Silvius

                                Attorney-in-Fact

                                Pursuant to Power of Attorney

Registration No. 333-148111

 Post-Effective Amendment No. 10

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT A

AND

MIDLAND NATIONAL LIFE INSURANCE COMPANY

Exhibit Index

Item	Exhibit
26(k)	(1) Opinion and Consent of Counsel. (2) Power of Attorney
26(l)	Actuarial Opinion
26(n)	(1) Consent of Sutherland Asbill & Brennan LLP (2) Consent of Independent Registered Public Accounting Firm

September 25, 2012

The Board of Directors

Midland National Life Insurance Company

Des Moines, Iowa

Directors:

With reference to the Registration Statement for Midland National Life Separate Account A filed on form N-6 (File number 333-148111 Post-Effective Amendment 10) with the Securities and Exchange Commission covering flexible premium variable life insurance policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1.        Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium variable life insurance contracts by the Department of Insurance of the State of Iowa.

2.        The Midland National Life Insurance Company Separate Account A is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3.        The flexible premium variable life insurance contracts, when issued as contemplated by said Form N-6 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-6 Registration Statement.

Sincerely,

/s/ Victoria E. Fimea

Victoria E. Fimea

Senior Vice President, General Counsel & Secretary

POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Victoria E. Fimea, and Teresa A. Silvius, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-176870) and under the Investment Company Act of 1940 (811-05271; 811-07772) with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this               day of               2012.

SIGNATURE                                         DATE                      SIGNATURE                                          DATE

/s/ Darron K. Ash                                                 2/2/12                      /s/ Roland C. Baker                              2/21/12

Darron K. Ash                                                                      Roland C. Baker

/s/ David C. Bratton                              2/7/12                      /s/ Willard Bunn, III                             2/2/12

David C. Bratton                                                                  Willard Bunn, III

/s/ John J. Craig II                                 1/30/12                    /s/ Esfandyar E. Dinshaw                    1/31/12

John J. Craig II                                                                      Esfandyar E. Dinshaw

/s/ William D. Heinz                              2/7/12                      /s/ Daniel M. Kiefer                              1/30/12

William D. Heinz                                                                   Daniel M. Kiefer

/s/ Heather Kreager                              2/2/12                      /s/ Michael M. Masterson                  2/2/12

Heather Kreager                                                                   Michael M. Masterson

/s/ Steven C. Palmitier                          1/30/12

Steven C. Palmitier

September 25, 2012

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Gentlemen:

This opinion is furnished in connection with the filing of Post-Effective Amendment 10 to Registration Statement No. 333-148111 on Form N-6 (“Registration Statement”) which covers premiums expected to be received under the flexible premium Variable Universal Life Insurance policy (“Policy”) to be offered by Midland National Life Insurance Company. The Prospectus included in the Registration Statement describes policies which will be offered by Midland in each State where they have been approved by appropriate State insurance authorities. The policy forms were prepared under my direction, and I am familiar with the Registration Statement and Exhibits thereto.

In my opinion:

The illustrations of death benefits, policy fund and accumulated premiums in the illustration section of the Prospectuses included in the Registration Statement (the “Prospectus”), based on the assumptions stated in the illustrations, are consistent with the provisions of the Policy and Midland Nationals administrative procedures. The rate structure of the Policies has not been designed, and the assumptions for the illustrations (including sex, age, rating classification, and premium amount and payment schedule) have not been selected, so as to make the relationship between premiums and benefits, as shown in the illustrations, appear to be materially more favorable than for any other prospective purchaser with different assumptions.  The illustrations are based on a commonly used rating classification and premium amounts and ages appropriate for the markets in which the policy is sold.

I hereby consent to the filing of this opinion as an Exhibit to the Registration Statement.

Sincerely,

/s/ Randy D. Shaull

Randy D. Shaull, FSA, MAAA

Assistant Vice President and Actuary

[Sutherland Letterhead]

September 25, 2012

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Re:	VUL-CV and VUL-CV 2 Form N-6, File No. 333-148111

Gentlemen:

            We hereby consent to the reference to our name under the caption “Legal Matters” in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 10 to the Registration Statement on Form N-6 filed by Midland National Life Separate Account A for certain variable life insurance contracts (File No. 333-148111).  In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,

SUTHERLAND ASBILL & BRENNAN LLP

/s/      Frederick R. Bellamy

                                                               Frederick R. Bellamy

[PWC Consent]

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the use in this Post-Effective Amendment No. 10 to the Registration Statement on Form N-6 (File No. 333-148111 and 811-05271) of our report dated April 24, 2012,  relating to the financial statements and financial highlights of Midland National Life Separate Account A and the report dated March 28, 2012, relating to the financial statements of Midland National Life Insurance Company, which appear in such Registration Statement.  We also consent to the reference to us under the heading "Financial Matters" in such Registration Statement.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa

September 25, 2012